UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq.	Copies to:
Goldman Sachs & Co. LLC	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	100 Oliver Street
40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 29, 2020

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 29, 2020

Financial Square FundsSM
Federal Instruments
Government
Money Market
Prime Obligations
Treasury Instruments
Treasury Obligations
Treasury Solutions

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Administration, Capital, Cash Management, Drexel Hamilton Class, Preferred, Premier, Resource, Service, Class R6 and Select shareholders or 800-526-7384 for Class A and Class C shareholders. If you hold shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs Financial Square Funds

∎	FEDERAL INSTRUMENTS FUND

∎	GOVERNMENT FUND

∎	MONEY MARKET FUND

∎	PRIME OBLIGATIONS FUND

∎	TREASURY INSTRUMENTS FUND

∎	TREASURY OBLIGATIONS FUND

∎	TREASURY SOLUTIONS FUND

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Recent Market Events related to COVID-19

While this semi-annual report covers the six month period ended February 29, 2020, we want to describe some more recent events through the end of April.

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events or actions. The full extent of the impact of COVID-19 on the Funds’ performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Fund shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

On March 15, 2020, the Federal Reserve of the United States (Fed) announced an emergency 1.00% rate cut. This cut was their second intermeeting move in less than two weeks, having cut 0.50% on March 3rd. Since these rate cuts, and in response to further market disruption due to COVID-19, the Fed has announced various programs in an effort to stabilize liquidity in the short-term credit markets and money market fund industry. On March 19, 2020 and March 20, 2020, Goldman Sachs Bank USA (GS Bank), an affiliate of Goldman Sachs Asset Management, L.P. (GSAM), purchased securities at fair market value (as determined by a third party pricing service) from the Goldman Sachs Financial Square Money Market Fund and the Goldman Sachs Financial Square Prime Obligations Fund. Per regulatory requirements, the Funds filed Form N-CRs disclosing the sale of assets to GS Bank, in addition to posting information about the transactions on the funds’ websites.

i

PORTFOLIO RESULTS

GOVERNMENT MONEY MARKET FUNDS

∎	Federal Instruments Fund

∎	Government Fund

∎	Treasury Instruments Fund

∎	Treasury Obligations Fund

∎	Treasury Solutions Fund

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

INSTITUTIONAL MONEY MARKET FUNDS

∎	Money Market Fund

∎	Prime Obligations Fund

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

1

FUND BASICS

Financial Square Funds

as of February 29, 2020

PERFORMANCE REVIEW[1,2]

September 1, 2019–February 29, 2020	Fund Total Return (based on NAV)[3] Institutional Shares	SEC 7-Day Current Yield[4]	iMoneyNet Institutional Average[5]

Federal Instruments	0.83%	1.46%	1.47%[6]
Government	0.83	1.46	1.47	[6]
Money Market	0.94	1.69	1.70	[7]
Prime Obligations	0.95	1.68	1.70	[7]
Treasury Instruments	0.81	1.41	1.42	[8]
Treasury Obligations	0.82	1.41	1.45	[9]
Treasury Solutions	0.82	1.40	1.45	[9]

The returns represent past performance. Past performance does not guarantee future results. The Funds’ investment returns will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]	Each of the Treasury Obligations, Money Market, Treasury Instruments and Treasury Solutions Funds offers nine separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management, Premier and Resource), the Federal Instruments Fund offers eight separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management and Premier), the Prime Obligations Fund offers ten separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource and Drexel Hamilton Class), and the Government Fund offers thirteen separate classes of shares (Institutional, Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, Drexel Hamilton Class, Class R6, Class A and Class C), each of which is subject to different fees and expenses that affect performance and entitles shareholders to different services. The Institutional, Drexel Hamilton Class, and Class R6 Shares do not have distribution and/or service (12b-1) or administration and/or service (non-12b-1) fees. The Select, Preferred, Capital, Administration, Service, Cash Management, Premier, Resource, Class A and Class C Shares offer financial institutions the opportunity to receive fees for providing certain distribution, administrative support and/or shareholder services (as applicable). As an annualized percentage of average daily net assets, these share classes pay combined distribution and/or service (12b-1), administration and/ or service (non-12b-1) fees (as applicable) at the following contractual rates: the Select Shares pay 0.03%, Preferred Shares pay 0.10%, Capital Shares pay 0.15%, Administration Shares pay 0.25%, Service Shares pay 0.50%, Cash Management Shares pay 0.80%, Premier Shares pay 0.35%, Resource Shares pay 0.65%, Class A Shares pay 0.25% and Class C Shares pay 1.00%. If these fees were reflected in the above performance, performance would have been reduced. In addition, the Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The performance shown above reflects any waivers or reimbursements that were in effect for all or a portion of the periods shown. When waivers or reimbursements are in place, the Fund’s operating expenses are reduced and the Fund’s yield and total returns to the shareholder are increased.

[3]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. A Fund’s total return reflects the reinvestment of dividends and other distributions.

[4]	The SEC 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Current Yield more closely reflects a Fund’s current earnings than do the Fund Total Return figures.

[5]	Source: iMoneyNet, Inc. February 2020. The iMoneyNet Institutional Average represents total return.

[6]	Government & Agencies Institutional–Category includes the most broadly based of the government institutional funds. These funds may generally invest in U.S. treasuries, U.S. agencies, repurchase agreements, or government-backed floating rate notes.

[7]	First Tier Institutional–Category includes only non-government institutional funds that also are not holding any second tier securities. Portfolio holdings of First Tier funds include U.S. Treasury, U.S. other, repurchase agreements, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes, and asset-backed commercial paper.

[8]	Treasury Institutional–Category includes only institutional government funds that hold 100 percent in U.S. Treasuries.

[9]	Treasury & Repo Institutional–Category includes only institutional government funds that hold U.S. Treasuries and repurchase agreements backed by the U.S. Treasury.

2

YIELD SUMMARY

SUMMARY OF THE INSTITUTIONAL SHARES[1,2] AS OF 2/29/2020

Funds	7-Day Dist. Yield[10]	SEC 7-Day Effective Yield[11]	30-Day Average Yield[12]	Weighted Avg. Maturity (days)[13]	Weighted Avg. Life (days)[14]

Federal Instruments	1.51%	1.47%	1.51%	51	113
Government	1.51	1.47	1.52	39	117
Money Market	1.71	1.71	1.73	39	86
Prime Obligations	1.70	1.70	1.72	40	86
Treasury Instruments	1.42	1.42	1.43	53	116
Treasury Obligations	1.47	1.42	1.48	39	108
Treasury Solutions	1.45	1.41	1.47	52	117

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields reflect fee waivers and expense limitations in effect and will fluctuate as market conditions change. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end performance.

[10]	The 7-Day Distribution Yield is an annualized measure of a Fund’s dividends per share, divided by the price per share. This yield includes capital gain/loss distribution, if any. This is not an SEC Yield.

[11]	The SEC 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include net capital gains. The SEC 7-Day Effective Yield assumes reinvestment of dividends for one year.

[12]	The 30-Day Average Yield is a net annualized yield of 30 days back from the current date listed. This yield includes capital gain/loss distribution. This is not an SEC Yield.

[13]	A Fund’s weighted average maturity (WAM) is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 60 days as calculated under SEC Rule 2a-7.

[14]	A Fund’s weighted average life (WAL) is an average of the final maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 120 days as calculated under SEC Rule 2a-7.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

3

SECTOR ALLOCATIONS

SECTOR ALLOCATIONS[15]

As of February 29, 2020

Security Type (Percentage of Net Assets)	Federal Instruments	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations	Treasury Solutions

Certificates of Deposit	—	—	—	—	—	—	—
Certificates of Deposit - Eurodollar	—	—	1.8%	—	—	—	—
Certificates of Deposit - Yankeedollar	—	—	10.4	12.4%	—	—	—
Commercial Paper & Corporate Obligations	—	—	17.2	22.0	—	—	—
Fixed Rate Municipal Debt Obligations	—	—	2.0	1.2	—	—	—
Repurchase Agreements	—	59.5%	14.5	16.9	—	60.7%	23.3%
Time Deposits	—	—	16.5	12.8	—	—	—
U.S. Government Agency Obligations	42.7%	1.8	—	—	—	—	—
U.S. Treasury Obligations	47.4	23.9	—	1.0	109.1%	36.9	98.4
Variable Rate Municipal Debt Obligations	—	—	1.6	1.8	—	—	—
Variable Rate Obligations	10.2	14.4	32.6	32	—	—	—

As of August 31, 2019

Security Type (Percentage of Net Assets)	Federal Instruments	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations	Treasury Solutions

Certificates of Deposit	—	—	1.6%	1.8%	—	—	—
Certificates of Deposit - Eurodollar	—	—	7.1	—	—	—	—
Certificates of Deposit - Yankeedollar	—	—	10.7	10.3	—	—	—
Commercial Paper & Corporate Obligations	—	—	25.2	28.1	—	—	—
Fixed Rate Municipal Debt Obligations	—	—	1.7	3.2	—	—	—
Repurchase Agreements	—	64.9%	22.8	24.0	—	68.0%	—
Time Deposits	—	—	11.1	9.5	—	—	—
U.S. Government Agency Obligations	81.9%	16.1	—	0.1	—	—	—
U.S. Treasury Obligations	18.1	18.5	1.1	1.0	101.1%	30.0	104.2%
Variable Rate Municipal Debt Obligations	—	—	1.6	2.0	—	—	—
Variable Rate Obligations	—	—	21.3	21.9	—	—	—

[15]	Each Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

4

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – 42.7%
Federal Farm Credit Bank
$300,000	1.642%		05/18/20	$298,960
Federal Home Loan Bank
11,600,000	1.591		03/12/20	11,594,471
46,700,000	1.579		03/18/20	46,665,818
5,100,000	1.589		03/18/20	5,096,255
27,800,000	1.599		03/18/20	27,779,455
3,400,000	1.614		03/23/20	3,396,717
100,000,000	1.620		03/25/20	99,894,200
130,000,000	1.566		03/27/20	129,853,344
2,500,000	1.609		04/03/20	2,496,391
30,000,000	1.582		04/08/20	29,950,917
7,500,000	1.614		04/08/20	7,487,492
40,000,000	1.581		04/13/20	39,925,944
18,100,000	1.605		04/15/20	18,064,479
18,300,000	1.590		04/17/20	18,262,848
40,000,000	1.601		05/08/20	39,881,378
82,600,000	1.587		05/20/20	82,314,571
100,000,000	1.597		05/20/20	99,652,222
23,200,000	1.580		05/28/20	23,112,098
100,000,000	1.516		05/29/20	99,626,694
11,100,000	1.560		07/17/20	11,034,047
3,800,000	1.587		07/20/20	3,776,931
500,000	1.361		08/19/20	496,841
10,000,000	1.341		08/26/20	9,935,228

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$810,597,301

U.S. Treasury Obligations – 47.4%
United States Treasury Bills
$1,400,000	1.474	%(a)	03/03/20	$1,399,944
6,000,000	1.596		03/03/20	5,999,477
600,000	1.562		03/10/20	599,770
208,800,000	1.568		03/10/20	208,719,612
500,000	1.608		03/12/20	499,759
10,500,000	1.613		03/12/20	10,494,915
64,100,000	1.559		03/17/20	64,056,412
80,000,000	1.588		03/17/20	79,944,533
7,700,000	1.598		03/17/20	7,694,627
100,000	1.486		03/19/20	99,927
700,000	1.583		03/24/20	699,305
4,000,000	1.588		03/24/20	3,996,013
8,350,000	1.593		03/24/20	8,341,651
1,500,000	1.598		03/24/20	1,498,495
2,050,000	1.842		04/02/20	2,046,729
2,700,000	1.590		04/07/20	2,695,671
600,000	1.600		04/07/20	599,032
3,200,000	1.528		04/09/20	3,194,800
4,300,000	1.531		04/09/20	4,293,013
1,000,000	1.536		04/09/20	998,370
300,000	1.546		04/09/20	299,508
7,000,000	1.585		04/09/20	6,988,208
7,100,000	1.587		04/09/20	7,088,020
5,800,000	1.590		04/09/20	5,790,198
1,400,000	1.600		04/09/20	1,397,619

U.S. Treasury Obligations – (continued)
United States Treasury Bills – (continued)
200,000	1.670		04/09/20	199,647
3,200,000	1.671		04/09/20	3,194,349
800,000	1.676		04/09/20	798,583
400,000	1.681		04/09/20	399,289
4,000,000	1.717		04/09/20	3,992,742
1,900,000	1.718		04/09/20	1,896,550
2,300,000	1.723		04/09/20	2,295,814
5,400,000	1.733		04/09/20	5,390,114
7,300,000	1.661		04/16/20	7,284,430
4,300,000	1.580		04/21/20	4,290,532
500,000	1.595		04/21/20	498,891
6,500,000	1.401	(a)	04/28/20	6,486,097
3,900,000	1.523	(a)	04/28/20	3,890,930
8,300,000	1.567		04/30/20	8,278,433
15,300,000	1.572		05/07/20	15,256,179
22,050,000	1.573		05/07/20	21,987,007
600,000	1.578		05/07/20	598,280
2,700,000	1.577		05/14/20	2,691,425
1,600,000	1.536		05/28/20	1,594,114
900,000	1.547		07/02/20	895,357
500,000	1.568		07/02/20	497,386
1,100,000	1.573		07/02/20	1,094,231
2,700,000	1.578		07/02/20	2,685,794
3,500,000	1.537		07/09/20	3,481,042
2,800,000	1.542		07/09/20	2,784,783
1,500,000	1.537		08/06/20	1,489,960
80,000,000	1.547		08/13/20	79,446,333
20,000,000	1.475		08/27/20	19,856,800
13,300,000	1.308		02/25/21	13,130,621
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
39,300,000	1.554	(b)	07/31/20	39,299,684
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
10,000,000	1.556	(b)	10/31/20	9,999,296
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.12%)
3,600,000	1.626	(b)	01/31/21	3,597,858
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
13,800,000	1.650	(b)	04/30/21	13,788,636
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.15%)
25,300,000	1.665	(b)	01/31/22	25,299,788
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.22%)
44,500,000	1.731	(b)	07/31/21	44,492,745
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.30%)
10,600,000	1.811	(b)	10/31/21	10,622,007
United States Treasury Notes
7,700,000	2.250		03/31/20	7,702,287
20,275,000	1.125		04/30/20	20,258,316
7,700,000	1.375		04/30/20	7,695,779
15,800,000	2.375		04/30/20	15,814,760
13,275,000	3.500		05/15/20	13,316,656

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)
United States Treasury Notes – (continued)
$2,800,000	1.375%		05/31/20	$2,796,979
4,600,000	1.500		05/31/20	4,596,371
500,000	2.500		05/31/20	500,691
2,100,000	1.500		06/15/20	2,098,249
2,800,000	1.625		07/31/20	2,800,143
2,000,000	2.625		11/15/20	2,017,015
2,000,000	2.750		11/30/20	2,019,872
3,900,000	2.500		12/31/20	3,935,523
1,200,000	1.375		01/31/21	1,200,019
900,000	2.250	(a)	02/15/21	909,826
900,000	3.625	(a)	02/15/21	921,517
11,700,000	2.500	(a)	02/28/21	11,827,413
3,800,000	2.375		03/15/21	3,839,090

TOTAL U.S. TREASURY OBLIGATIONS				$897,171,841

Variable Rate Obligations(b) – 10.2%
Federal Farm Credit Bank (1 Mo. LIBOR – 0.05%)
$3,400,000	1.608%		01/13/21	$3,399,881
Federal Farm Credit Bank (1 Mo. LIBOR + 0.01%)
15,000,000	1.591		06/29/20	15,000,000
1,300,000	1.798		11/05/21	1,300,000
Federal Farm Credit Bank (1 Mo. LIBOR + 0.03%)
8,200,000	1.689		09/15/21	8,199,748
Federal Farm Credit Bank (1 Mo. LIBOR + 0.09%)
1,100,000	1.743		09/13/21	1,100,000
Federal Farm Credit Bank (1 Mo. LIBOR + 0.10%)
2,000,000	1.729		12/23/21	2,000,000
Federal Farm Credit Bank (3 Mo. LIBOR – 0.07%)
300,000	1.839		07/02/21	300,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.13%)
200,000	1.641		11/12/20	200,013
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.15%)
300,000	1.656		04/23/21	300,000
Federal Farm Credit Bank (FEDL01 + 0.10%)
1,250,000	1.680		12/16/20	1,249,901
Federal Farm Credit Bank (FEDL01 + 0.11%)
800,000	1.690		08/13/20	799,964
Federal Farm Credit Bank (FEDL01 + 0.12%)
2,200,000	1.700		04/23/21	2,200,000
3,000,000	1.695		02/14/22	3,000,000
Federal Farm Credit Bank (FEDL01 + 0.15%)
3,400,000	1.725		01/21/21	3,399,939
Federal Farm Credit Bank (FEDL01 + 0.17%)
5,400,000	1.750		01/13/22	5,399,256
Federal Farm Credit Bank (FEDL01 + 0.20%)
4,600,000	1.780		11/29/21	4,599,928
Federal Farm Credit Bank (FEDL01 + 0.21%)
3,100,000	1.790		12/13/21	3,099,560
Federal Farm Credit Bank (Prime Rate – 2.88%)
1,000,000	1.870		05/07/20	999,986
Federal Farm Credit Bank (Prime Rate – 2.93%)
1,200,000	1.820		11/06/20	1,200,000

Variable Rate Obligations(b) – (continued)
Federal Farm Credit Bank (Prime Rate – 2.94%)
900,000	1.810		02/26/21	900,000
1,500,000	1.810		11/08/21	1,500,000
Federal Farm Credit Bank (Prime Rate – 2.95%)
3,000,000	1.800		03/15/21	3,000,000
Federal Farm Credit Bank (Prime Rate – 2.96%)
200,000	1.790		03/13/20	199,995
3,500,000	1.790		03/29/21	3,500,000
2,700,000	1.790		12/13/21	2,699,761
Federal Farm Credit Bank (Prime Rate – 2.97%)
2,300,000	1.785		04/08/21	2,300,000
Federal Farm Credit Bank (Prime Rate – 2.98%)
300,000	1.770		11/12/20	299,896
1,800,000	1.775		02/26/21	1,800,000
Federal Farm Credit Bank (Prime Rate – 3.01%)
3,900,000	1.740		02/25/21	3,899,807
Federal Farm Credit Bank (Prime Rate – 3.02%)
4,200,000	1.734		01/13/22	4,200,000
Federal Farm Credit Bank (SOFR + 0.12%)
900,000	1.700		03/18/21	900,000
Federal Farm Credit Bank (SOFR + 0.13%)
1,200,000	1.710		02/11/22	1,200,000
Federal Farm Credit Bank (SOFR + 0.18%)
3,500,000	1.760		01/14/22	3,500,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.07%)
50,000,000	1.606		06/08/20	50,000,000
Federal Home Loan Bank (1 Mo. LIBOR + 0.02%)
1,600,000	1.644		03/24/21	1,600,000
Federal Home Loan Bank (1 Mo. LIBOR + 0.04%)
1,600,000	1.669		06/24/21	1,600,000
Federal Home Loan Bank (1 Mo. LIBOR + 0.05%)
7,000,000	1.658		03/27/20	7,000,000
5,000,000	1.631		05/01/20	5,000,000
Federal Home Loan Bank (1 Mo. LIBOR + 0.07%)
10,850,000	1.735		10/07/20	10,850,000
Federal Home Loan Bank (3 Mo. LIBOR – 0.08%)
4,600,000	1.828		03/19/21	4,600,000
Federal Home Loan Bank (3 Mo. LIBOR – 0.16%)
5,000,000	1.591		08/04/20	5,000,000
Federal Home Loan Bank (SOFR + 0.02%)
3,400,000	1.600		06/05/20	3,400,000
Federal Home Loan Bank (SOFR + 0.03%)
13,300,000	1.610		08/05/20	13,300,000
Federal Home Loan Bank (SOFR + 0.12%)(a)
2,600,000	1.700	(a)	02/28/22	2,600,000

TOTAL VARIABLE RATE OBLIGATIONS				$192,597,635

TOTAL INVESTMENTS – 100.3%				$1,900,366,777

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%				(6,464,972)

NET ASSETS – 100.0%				$1,893,901,805

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 29, 2020.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	—US Federal Funds Effective Rate
LIBOR	—London Interbank Offered Rates
MMY	—Money Market Yield
Prime	—Federal Reserve Bank Prime Loan Rate US
SOFR	—Secured Overnight Financing Rate
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Obligations – 1.8%
Federal Farm Credit Bank
$26,500,000	1.642%		05/18/20	$26,408,133
Federal Home Loan Bank
716,400,000	1.560		07/17/20	712,143,390
244,500,000	1.587		07/20/20	243,015,681
29,200,000	1.361		08/19/20	29,015,529
490,000,000	1.341		08/26/20	486,826,161
429,300,000	1.329		08/28/20	426,466,621
Overseas Private Investment Corp.
37,000,000	0.000		11/17/20	37,200,697

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$1,961,076,212

U.S. Treasury Obligations – 23.9%
United States Treasury Bills
$12,300,000	1.401	%(a)	04/28/20	$12,273,692
10,000,000	1.564	(a)	04/28/20	9,976,122
131,300,000	1.537		08/06/20	130,421,202
5,000,000,000	1.547		08/13/20	4,965,395,828
5,022,500,000	1.547		08/20/20	4,986,265,447
5,986,500,000	1.475		08/27/20	5,943,636,660
849,200,000	1.308		02/25/21	838,385,203
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.12%)
464,800,000	1.626	(b)	01/31/21	464,523,503
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
1,259,825,000	1.650	(b)	04/30/21	1,258,787,526
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.15%)
1,850,450,000	1.665	(b)	01/31/22	1,850,456,408
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.22%)
3,284,440,000	1.731	(b)	07/31/21	3,283,930,467
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.30%)
858,600,000	1.811	(b)	10/31/21	860,446,322
United States Treasury Notes
136,900,000	2.250		03/31/20	136,889,945
282,825,000	1.125		04/30/20	282,472,421
68,500,000	1.375		04/30/20	68,438,807
708,600,000	2.375		04/30/20	709,068,768
636,200,000	3.500		05/15/20	637,853,002
199,200,000	1.375		05/31/20	198,985,105
18,800,000	2.500		05/31/20	18,825,967
254,200,000	1.625		07/31/20	254,213,123
125,800,000	2.625		11/15/20	126,870,260
125,800,000	2.750		11/30/20	127,049,933
251,700,000	2.500		12/31/20	253,992,608
79,000,000	1.375		01/31/21	79,001,246
59,300,000	2.250	(a)	02/15/21	59,947,401
59,300,000	3.625	(a)	02/15/21	60,717,747
742,700,000	2.500	(a)	02/28/21	750,780,867
247,500,000	2.375		03/15/21	250,046,007

TOTAL U.S. TREASURY OBLIGATIONS				$28,619,651,587

Variable Rate Obligations(b) – 14.4%
Federal Farm Credit Bank (1 Mo. LIBOR – 0.05%)
$237,200,000	1.608%		01/13/21	$237,191,694
Federal Farm Credit Bank (1 Mo. LIBOR + 0.01%)
282,400,000	1.591		06/29/20	282,400,000
93,100,000	1.798		11/05/21	93,100,000
Federal Farm Credit Bank (1 Mo. LIBOR + 0.03%)
545,900,000	1.689		09/15/21	545,883,195
Federal Farm Credit Bank (1 Mo. LIBOR + 0.09%)
85,100,000	1.743		09/13/21	85,100,000
Federal Farm Credit Bank (1 Mo. LIBOR + 0.1%)
191,600,000	1.771		09/09/21	191,600,000
Federal Farm Credit Bank (1 Mo. LIBOR + 0.10%)
107,000,000	1.729		12/23/21	107,000,000
Federal Farm Credit Bank (3 Mo. LIBOR – 0.07%)
49,000,000	1.839		07/02/21	49,000,000
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.13%)
14,700,000	1.641		11/12/20	14,700,966
Federal Farm Credit Bank (3 Mo. U.S. T-Bill MMY + 0.15%)
29,500,000	1.656		04/23/21	29,500,000
Federal Farm Credit Bank (FEDL01 + 0.10%)
94,480,000	1.680		12/16/20	94,472,491
Federal Farm Credit Bank (FEDL01 + 0.11%)
123,400,000	1.690		08/13/20	123,394,455
Federal Farm Credit Bank (FEDL01 + 0.12%)
245,900,000	1.700		04/23/21	245,900,000
189,100,000	1.695		02/14/22	189,100,000
Federal Farm Credit Bank (FEDL01 + 0.15%)
261,300,000	1.725		01/21/21	261,295,332
Federal Farm Credit Bank (FEDL01 + 0.17%)
367,700,000	1.750		01/13/22	367,648,918
Federal Farm Credit Bank (FEDL01 + 0.20%)
336,800,000	1.780		11/29/21	336,794,753
Federal Farm Credit Bank (FEDL01 + 0.21%)
217,000,000	1.790		12/13/21	216,969,218
Federal Farm Credit Bank (Prime Rate – 2.88%)
148,000,000	1.870		05/07/20	147,997,843
Federal Farm Credit Bank (Prime Rate – 2.93%)
197,600,000	1.820		11/06/20	197,600,000
Federal Farm Credit Bank (Prime Rate – 2.94%)
244,900,000	1.815		10/30/20	244,900,000
98,300,000	1.810		02/26/21	98,300,000
117,700,000	1.810		11/08/21	117,700,000
Federal Farm Credit Bank (Prime Rate – 2.95%)
24,300,000	1.800		04/30/20	24,300,000
344,300,000	1.800		03/15/21	344,300,000
Federal Farm Credit Bank (Prime Rate – 2.96%)
24,600,000	1.790		03/13/20	24,599,395
344,300,000	1.790		03/29/21	344,300,000
193,000,000	1.790		12/13/21	192,982,894
Federal Farm Credit Bank (Prime Rate – 2.97%)
246,000,000	1.785		04/08/21	246,000,000
Federal Farm Credit Bank (Prime Rate – 2.98%)
54,000,000	1.770		11/12/20	53,981,279
188,600,000	1.775		02/26/21	188,600,000
Federal Farm Credit Bank (Prime Rate – 3.01%)
282,900,000	1.740		02/25/21	282,886,026

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Obligations(b) – (continued)
Federal Farm Credit Bank (Prime Rate – 3.02%)
$294,000,000	1.734%		01/13/22	$294,000,000
Federal Farm Credit Bank (SOFR + 0.12%)
103,300,000	1.700		03/18/21	103,300,000
Federal Farm Credit Bank (SOFR + 0.13%)
84,400,000	1.710		02/11/22	84,400,000
Federal Farm Credit Bank (SOFR + 0.18%)
242,200,000	1.760		01/14/22	242,200,000
Federal Home Loan Bank (1 Mo. LIBOR – 0.07%)
479,100,000	1.606		06/08/20	479,100,000
479,100,000	1.594		06/15/20	479,100,000
Federal Home Loan Bank (1 Mo. LIBOR + 0.02%)
118,200,000	1.644		03/24/21	118,200,000
118,200,000	1.669		06/24/21	118,200,000
Federal Home Loan Bank (1 Mo. LIBOR + 0.05%)
490,000,000	1.658		03/27/20	490,000,000
745,000,000	1.711		04/06/20	745,000,000
593,000,000	1.631		05/01/20	593,000,000
Federal Home Loan Bank (1 Mo. LIBOR + 0.07%)
2,842,200,000	1.735		10/07/20	2,842,200,000
Federal Home Loan Bank (3 Mo. LIBOR – 0.07%)
993,500,000	1.839		04/01/21	993,500,000
Federal Home Loan Bank (3 Mo. LIBOR – 0.08%)
492,100,000	1.828		03/19/21	492,100,000
Federal Home Loan Bank (3 Mo. LIBOR – 0.09%)
481,100,000	1.815		07/06/21	481,100,000
Federal Home Loan Bank (3 Mo. LIBOR – 0.11%)
240,300,000	1.762		04/08/21	240,300,000
59,500,000	1.768		04/09/21	59,500,000
Federal Home Loan Bank (3 Mo. LIBOR – 0.16%)
477,700,000	1.591		08/04/20	477,700,000
Federal Home Loan Bank (SOFR + 0.02%)
214,500,000	1.600		06/05/20	214,500,000
Federal Home Loan Bank (SOFR + 0.03%)
934,100,000	1.610		08/05/20	934,100,000
Federal Home Loan Bank (SOFR + 0.12%)(a)
165,400,000	1.700	(a)	02/28/22	165,400,000
Overseas Private Investment Corp. (3 Mo. U.S. T-Bill + 0.00%)
9,100,000	1.267		03/07/20	9,100,000
185,980	1.730		03/07/20	185,980
3,847,272	1.730		03/07/20	3,847,272
4,373,069	1.730		03/07/20	4,373,069
6,250,000	1.730		03/07/20	6,250,000
8,260,241	1.730		03/07/20	8,260,241
9,375,000	1.730		03/07/20	9,375,000
14,918,750	1.730		03/07/20	14,918,750
25,000,000	1.730		03/07/20	25,000,000
29,056,611	1.730		03/07/20	29,056,611
37,735,849	1.730		03/07/20	37,735,849
102,700,000	1.730		03/07/20	102,700,000
3,715,649	1.740		03/07/20	3,715,649
6,432,670	1.740		03/07/20	6,432,670
7,363,760	1.740		03/07/20	7,363,760
10,561,100	1.740		03/07/20	10,561,100
11,267,440	1.740		03/07/20	11,267,440
12,420,800	1.740		03/07/20	12,420,800
18,098,880	1.740		03/07/20	18,098,880

Variable Rate Obligations(b) – (continued)
Overseas Private Investment Corp. (3 Mo. U.S. T-Bill + 0.00%) – (continued)
30,000,000	1.740		03/07/20	30,000,000
1,311,019	1.750		03/07/20	1,311,019
1,723,175	1.750		03/07/20	1,723,175
4,284,374	1.750		03/07/20	4,284,374
4,695,674	1.750		03/07/20	4,695,674
6,649,349	1.750		03/07/20	6,649,349
6,982,743	1.750		03/07/20	6,982,743
10,000,000	1.750		03/07/20	10,000,000
12,600,000	1.750		03/07/20	12,600,000
13,000,000	1.750		03/07/20	13,000,000
15,000,000	1.750		03/07/20	15,000,000
17,000,000	1.750		03/07/20	17,000,000
20,000,000	1.750		03/07/20	20,000,000
24,000,000	1.750		03/07/20	24,000,000
26,905,872	1.750		03/07/20	26,905,872
28,000,000	1.750		03/07/20	28,000,000
30,000,000	1.750		03/07/20	30,000,000
43,000,000	1.750		03/07/20	43,000,000
44,550,002	1.750		03/07/20	44,550,002
51,552,889	1.750		03/07/20	51,552,889
54,488,636	1.750		03/07/20	54,488,636
55,000,000	1.750		03/07/20	55,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$17,447,805,263

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$48,028,533,062

Repurchase Agreements(c) – 59.5%
Bank of Montreal
$500,000,000	1.610%		03/02/20	$500,000,000
Maturity Value: $500,067,083

Collateralized by Federal Farm Credit Bank, 1.400% to 3.400%,
due 04/07/20 to 01/08/35, Federal Home Loan Bank, 1.500% to
2.750%, due 05/08/20 to 12/16/26, Federal Home Loan
Mortgage Corp., 2.500% to 7.000%, due 12/01/21 to 02/01/50,
Federal National Mortgage Association, 1.250% to 8.000%,
due 06/22/20 to 12/01/49 and Government National Mortgage
Association, 2.500% to 8.000%, due 08/15/24 to 11/20/49. The
aggregate market value of the collateral, including accrued
interest, was $514,679,082.

150,000,000	1.570	(d)	03/07/20	150,000,000
Maturity Value: $150,569,125
Settlement Date: 01/10/20

Collateralized by U.S. Treasury Bills, 0.000%, due 03/26/20 to
08/20/20, a U.S. Treasury Bond, 3.000%, due 02/15/49, a U.S.
Treasury Floating Rate Note, 1.556%, due 10/31/20 and U.S.
Treasury Notes, 1.875% to 2.750%, due 06/15/21 to 12/31/25.
The aggregate market value of the collateral, including accrued interest, was $153,000,044.

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Bank of Montreal – (continued)
$350,000,000	1.570	% (d)	03/07/20	$350,000,000
Maturity Value: $351,266,902
Settlement Date: 01/09/20

Collateralized by a U.S. Treasury Bill, 0.000%, due 08/20/20 and
U.S. Treasury Bonds, 2.875% to 7.875%, due 02/15/21 to
05/15/44. The aggregate market value of the collateral,
including accrued interest, was $357,000,024.

350,000,000	1.570	(d)	03/07/20	350,000,000
Maturity Value: $351,373,750
Settlement Date: 01/07/20

Collateralized by U.S. Treasury Bills, 0.000%, due 04/23/20 to
11/05/20, a U.S. Treasury Bond, 3.875%, due 08/15/40, a U.S.
Treasury Floating Rate Note, 1.556%, due 10/31/20 and U.S.
Treasury Notes, 1.375% to 2.875%, due 02/15/21 to 08/15/28.
The aggregate market value of the collateral, including accrued interest, was $357,000,001.

250,000,000	1.580	(d)	03/07/20	250,000,000
Maturity Value: $250,998,472
Settlement Date: 01/09/20

Collateralized by Federal Home Loan Mortgage Corp., 3.000%,
due 02/01/50, Government National Mortgage Association,
3.000%, due 11/20/49 and U.S. Treasury Notes, 1.750% to
2.875%, due 06/15/22 to 08/15/28. The aggregate market value of the collateral, including accrued interest, was $256,315,304.

Barclays Bank PLC
1,000,000,000	1.610		03/02/20	1,000,000,000
Maturity Value: $1,000,134,167

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to
4.500%, due 01/01/49 to 07/01/49 and Federal National
Mortgage Association, 3.000%, due 01/01/50. The aggregate
market value of the collateral, including accrued interest, was
$1,030,138,192.

Barclays Capital Inc.
350,000,000	1.600		03/02/20	350,000,000
Maturity Value: $350,046,667

Collateralized by U.S. Treasury Bonds, 3.125% to 3.625%, due
02/15/43 to 02/15/44 and a U.S. Treasury Note, 1.750%, due
06/30/22. The aggregate market value of the collateral,
including accrued interest, was $357,000,040.

BNP Paribas
254,100,000	1.610		03/02/20	254,100,000
Maturity Value: $254,134,092

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
4.500%, due 10/01/48 to 01/01/50, Federal National Mortgage
Association, 3.500% to 4.500%, due 10/01/40 to 10/01/49,
Government National Mortgage Association, 3.000% to
3.500%, due 07/20/49, a U.S. Treasury Bill, 0.000%, due
04/09/20, U.S. Treasury Bonds, 3.000% to 3.125%, due
02/15/43 to 02/15/49, U.S. Treasury Inflation-Indexed Bonds,
0.750% to 2.375%, due 01/15/27 to 02/15/48, a U.S. Treasury
Inflation-Indexed Note, 1.250%, due 07/15/20, U.S. Treasury
Interest-Only Stripped Securities, 0.000%, due 02/15/32 to
11/15/40 and U.S. Treasury Notes, 1.125% to 2.875%, due
02/29/20 to 05/15/28. The aggregate market value of the
collateral, including accrued interest, was $260,719,639.

Repurchase Agreements(c) – (continued)
BNP Paribas – (continued)
1,000,000,000	1.610		03/02/20	1,000,000,000
Maturity Value: $1,000,134,167
Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.375%, due 07/15/27. The market value of the collateral, including accrued interest, was $1,020,000,000.
1,500,000,000	1.610		03/02/20	1,500,000,000
Maturity Value: $1,500,201,250
Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/20. The market value of the collateral, including accrued interest, was $1,530,000,000.
1,500,000,000	1.610		03/02/20	1,500,000,000
Maturity Value: $1,500,201,250
Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/21. The market value of the collateral, including accrued interest, was $1,530,000,000.
1,700,000,000	1.610		03/02/20	1,700,000,000
Maturity Value: $1,700,228,083
Collateralized by a U.S. Treasury Inflation-Indexed Note, 1.250%, due 07/15/20. The market value of the collateral, including accrued interest, was $1,734,000,000.
1,975,000,000	1.590	(d)	03/03/20	1,975,000,000
Maturity Value: $1,980,320,983
Settlement Date: 01/02/20

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
7.500%, due 02/01/27 to 02/01/50, Federal National Mortgage
Association, 2.500% to 8.000%, due 09/01/22 to 10/01/56,
Government National Mortgage Association, 2.500% to
8.000%, due 09/15/24 to 02/20/50, U.S. Treasury Bills,
0.000%, due 03/05/20 to 02/25/21, U.S. Treasury Bonds,
3.125% to 8.750%, due 05/15/20 to 02/15/42, U.S. Treasury
Inflation-Indexed Bonds, 2.000% to 2.375%, due 01/15/26 to
01/15/27, U.S. Treasury Inflation-Indexed Notes, 0.375% to
1.250%, due 07/15/20 to 01/15/27, U.S. Treasury Interest-Only
Stripped Securities, 0.000%, due 11/15/22 to 08/15/49, U.S.
Treasury Notes, 1.125% to 2.875%, due 06/30/20 to 08/15/28
and U.S. Treasury Principal-Only Stripped Securities, 0.000%,
due 05/15/30 to 05/15/49. The aggregate market value of the
collateral, including accrued interest, was $2,029,788,381.

150,000,000	1.580	(d)	03/07/20	150,000,000
Maturity Value: $150,790,000
Settlement Date: 01/16/20

Collateralized by U.S. Treasury Bills, 0.000%, due 03/26/20 to
04/14/20, U.S. Treasury Bonds, 3.000% to 8.750%, due
05/15/20 to 02/15/48, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 11/15/21 to 05/15/48, U.S. Treasury
Notes, 1.500% to 2.875%, due 02/15/22 to 10/31/24 and U.S.
Treasury Principal-Only Stripped Securities, 0.000%, due
11/15/22 to 11/15/49. The aggregate market value of the
collateral, including accrued interest, was $152,999,997.

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
BNP Paribas – (continued)
$220,000,000	1.580	%(d)	03/07/20	$220,000,000
Maturity Value: $220,878,656
Settlement Date: 01/06/20

Collateralized by Federal Farm Credit Bank, 3.460% to 3.980%,
due 03/09/38 to 04/05/38, Federal Home Loan Bank, 2.790%,
due 08/08/36, Federal Home Loan Mortgage Corp., 3.000% to
6.500%, due 01/01/29 to 11/01/44, Federal National Mortgage
Association, 2.500% to 7.500%, due 07/01/29 to 03/01/49,
Government National Mortgage Association, 3.000% to
6.500%, due 11/15/32 to 07/20/49, a U.S. Treasury Bill,
0.000%, due 04/07/20, U.S. Treasury Inflation-Indexed Notes,
0.125% to 0.375%, due 04/15/22 to 07/15/23, U.S. Treasury
Interest-Only Stripped Securities, 0.000%, due 11/15/20 to
05/15/48, U.S. Treasury Notes, 1.125% to 2.875%, due
08/31/21 to 02/15/26 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 05/15/20 to 11/15/45. The
aggregate market value of the collateral, including accrued
interest, was $225,070,520.

990,000,000	1.580	(d)	03/07/20	990,000,000
Maturity Value: $997,907,902
Settlement Date: 02/18/20

Collateralized by Federal Farm Credit Bank, 3.270% to 3.980%,
due 09/14/37 to 04/05/38, Federal Home Loan Bank, 3.900% to
4.050%, due 09/01/28 to 02/25/36, Federal Home Loan
Mortgage Corp., 3.000% to 7.000%, due 01/01/36 to 10/01/49,
Federal Home Loan Mortgage Corp. Stripped Securities,
0.000%, due 03/15/28 to 07/15/32, Federal National Mortgage
Association, 2.500% to 7.500%, due 03/01/24 to 02/01/50,
Federal National Mortgage Association Stripped Securities,
0.000%, due 05/15/22 to 05/15/29, Government National
Mortgage Association, 2.500% to 7.000%, due 12/15/26 to
01/20/50, a U.S. Treasury Bill, 0.000%, due 06/18/20, U.S.
Treasury Bonds, 3.000% to 8.125%, due 08/15/21 to 02/15/48,
U.S. Treasury Interest-Only Stripped Securities, 0.000%, due
05/15/20 to 11/15/45, U.S. Treasury Notes, 1.125% to 2.875%,
due 09/15/20 to 05/15/28 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 02/15/23 to 11/15/45. The
aggregate market value of the collateral, including accrued
interest, was $1,014,134,878.

500,000,000	1.590	(d)	03/07/20	500,000,000
Maturity Value: $502,650,002
Settlement Date: 01/16/20

Collateralized by Federal National Mortgage Association, 3.500%
to 7.500%, due 02/01/23 to 12/01/49, Government National
Mortgage Association, 3.000%, due 12/20/45, a U.S. Treasury
Bill, 0.000%, due 07/09/20, a U.S. Treasury Inflation-Indexed
Bond, 2.375%, due 01/15/27, U.S. Treasury Inflation-Indexed
Notes, 0.125% to 0.375%, due 07/15/23 to 07/15/24, U.S.
Treasury Interest-Only Stripped Securities, 0.000%, due
11/15/23 to 08/15/32, U.S. Treasury Notes, 1.500% to 2.750%,
due 12/31/20 to 05/15/25 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 08/15/25 to 02/15/48. The
aggregate market value of the collateral, including accrued
interest, was $510,003,353.

Repurchase Agreements(c) – (continued)
BNP Paribas – (continued)
1,750,000,000	1.590	%(d)	03/07/20	1,750,000,000
Maturity Value: $1,757,033,547
Settlement Date: 01/13/20

Collateralized by Federal Farm Credit Bank, 1.875%, due
06/02/22, Federal Home Loan Mortgage Corp., 3.000% to
4.500%, due 03/01/47 to 02/01/50, Federal National Mortgage
Association, 3.000% to 6.000%, due 01/01/36 to 02/01/50,
Government National Mortgage Association, 3.000% to
4.500%, due 03/20/44 to 11/20/49, U.S. Treasury Bills,
0.000%, due 03/24/20 to 04/16/20, U.S. Treasury Bonds,
2.500% to 8.750%, due 05/15/20 to 05/15/48, U.S. Treasury
Inflation-Indexed Bonds, 1.000% to 2.375%, due 01/15/27 to
02/15/49, U.S. Treasury Inflation-Indexed Notes, 0.125% to
0.375%, due 07/15/23 to 10/15/24, U.S. Treasury Interest-Only
Stripped Securities, 0.000%, due 08/15/25 to 02/15/48, U.S.
Treasury Notes, 1.500% to 3.000%, due 10/15/20 to 12/31/26
and a U.S. Treasury Principal-Only Stripped Security, 0.000%,
due 02/15/40. The aggregate market value of the collateral,
including accrued interest, was $1,790,259,576.

BNP Paribas (Overnight MBS + 0.02%)
500,000,000	1.630	(b)(d)	03/01/20	500,000,000
Maturity Value: $533,596,128
Settlement Date: 02/23/16

Collateralized by Federal Farm Credit Bank, 1.875% to 3.460%,
due 06/02/22 to 03/09/38, Federal Home Loan Bank, 1.700%,
due 11/30/20, Federal Home Loan Mortgage Corp., 3.500% to
7.000%, due 02/01/39 to 05/01/49, Federal National Mortgage
Association, 2.500% to 7.500%, due 07/01/29 to 11/01/49,
Federal National Mortgage Association Stripped Security,
0.000%, due 05/15/29, Government National Mortgage
Association, 3.000% to 6.500%, due 12/15/33 to 07/20/49, U.S.
Treasury Bonds, 2.750% to 8.750%, due 05/15/20 to 11/15/42,
a U.S. Treasury Floating Rate Note, 1.811%, due 10/31/21, a
U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/26,
U.S. Treasury Interest-Only Stripped Securities, 0.000%, due
05/15/20 to 11/15/46, U.S. Treasury Notes, 1.375% to 2.875%,
due 03/31/22 to 11/15/26 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 05/15/20 to 02/15/48. The
aggregate market value of the collateral, including accrued
interest, was $510,959,883.

550,000,000	1.630	(b)(d)	03/01/20	550,000,000
Maturity Value: $586,781,421
Settlement Date: 02/23/16

Collateralized by Federal Farm Credit Bank, 3.540%, due 01/25/38,
Federal Home Loan Bank, 2.790% to 3.900%, due 02/25/36 to
08/08/36, Federal Home Loan Mortgage Corp., 3.000% to
4.500%, due 11/01/29 to 02/01/50, Federal National Mortgage
Association, 3.500% to 6.500%, due 12/01/30 to 09/01/49,
Government National Mortgage Association, 2.500% to 6.500%,
due 11/20/26 to 04/20/48, a U.S. Treasury Bond, 6.500%, due
11/15/26, U.S. Treasury Inflation-Indexed Bonds, 0.625% to
2.375%, due 01/15/27 to 02/15/43, U.S. Treasury Interest-Only
Stripped Securities, 0.000%, due 05/15/21 to 11/15/45, U.S.
Treasury Notes, 1.750% to 2.750%, due 04/15/22 to 06/30/23 and
U.S. Treasury Principal-Only Stripped Securities, 0.000%, due
02/15/23 to 02/15/40. The aggregate market value of the collateral, including accrued interest, was $562,978,884.

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
BofA Securities, Inc.
$250,000,000	1.500%		03/02/20	$250,000,000
Maturity Value: $250,031,250
Collateralized by U.S. Treasury Notes, 1.875% to 3.125%, due 02/28/22 to 11/15/28. The aggregate market value of the collateral, including accrued interest, was $255,000,018.
400,000,000	1.540		03/02/20	400,000,000
Maturity Value: $400,051,333
Collateralized by U.S. Treasury Notes, 1.125% to 1.500%, due 04/30/20 to 08/31/26. The aggregate market value of the collateral, including accrued interest, was $408,000,097.
394,600,000	1.610		03/02/20	394,600,000
Maturity Value: $394,652,942

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
5.000%, due 03/01/26 to 02/01/50 and Federal National
Mortgage Association, 2.500% to 5.000%, due 06/01/27 to
01/01/59. The aggregate market value of the collateral,
including accrued interest, was $406,437,998.

Canadian Imperial Bank of Commerce
600,000,000	1.610		03/02/20	600,000,000
Maturity Value: $600,080,500
Collateralized by Federal National Mortgage Association, 3.500% to 6.000%, due 07/01/37 to 11/01/49. The aggregate market value of the collateral, including accrued interest, was $618,000,000.

Citibank N.A. (Overnight MBS + 0.01%)
1,000,000,000	1.620	(b)	03/06/20	1,000,000,000
Maturity Value: $1,022,275,000
Settlement Date: 11/01/18

Collateralized by Federal Farm Credit Bank, 1.600% to 3.220%,
due 04/06/20 to 01/29/37, Federal Home Loan Bank, 1.500% to
5.500%, due 06/11/21 to 06/10/39, Federal Home Loan
Mortgage Corp., 0.000% to 10.000%, due 03/01/20 to
02/01/50, Federal Home Loan Mortgage Corp. Stripped
Security, 0.000%, due 07/15/29, Federal National Mortgage
Association, 1.250% to 9.000%, due 03/27/20 to 02/01/57,
Government National Mortgage Association, 2.500% to
8.500%, due 12/15/21 to 10/20/49, Tennessee Valley
Authority, 0.000% to 5.980%, due 03/15/20 to 12/15/42, U.S.
Treasury Bonds, 2.500% to 7.625%, due 11/15/22 to 05/15/49,
U.S. Treasury Inflation-Indexed Bonds, 0.750% to 3.375%, due
01/15/25 to 02/15/46, U.S. Treasury Inflation-Indexed Notes,
0.125% to 0.875%, due 04/15/21 to 01/15/30 and U.S. Treasury
Notes, 1.125% to 2.875%, due 04/30/20 to 02/15/29. The
aggregate market value of the collateral, including accrued
interest, was $1,020,001,050.

Citigroup Global Markets Inc.
400,000,000	1.580		03/02/20	400,000,000
Maturity Value: $400,052,667

Shared collateral consisting of Federal Home Loan Mortgage
Corp., 2.500% to 6.500%, due 12/01/21 to 03/01/50, Federal
National Mortgage Association, 2.000% to 6.500%, due
11/01/21 to 03/01/57, Government National Mortgage
Association, 3.000% to 7.500%, due 05/15/24 to 01/20/48, a
U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/20
and U.S. Treasury Notes, 1.125% to 2.250%, due 03/31/20 to
02/28/21. The aggregate market value of the collateral,
including accrued interest, was $816,000,024.

Repurchase Agreements(c) – (continued)
Citigroup Global Markets Inc. – (continued)
400,000,000	1.580		03/02/20	400,000,000
Maturity Value: $400,052,667

Shared collateral consisting of Federal Home Loan Mortgage
Corp., 2.500% to 6.500%, due 12/01/21 to 03/01/50, Federal
National Mortgage Association, 2.000% to 6.500%, due
11/01/21 to 03/01/57, Government National Mortgage
Association, 3.000% to 7.500%, due 05/15/24 to 01/20/48, a
U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/20
and U.S. Treasury Notes, 1.125% to 2.250%, due 03/31/20 to
02/28/21. The aggregate market value of the collateral,
including accrued interest, was $816,000,024.

1,498,300,000	1.610		03/02/20	1,498,300,000
Maturity Value: $1,498,501,022

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
5.000%, due 08/01/49 to 02/01/50, Federal National Mortgage
Association, 3.000% to 5.000%, due 08/01/49 to 01/01/50 and
U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.250%, due
04/15/20 to 07/15/20. The aggregate market value of the
collateral, including accrued interest, was $1,528,266,023.

Credit Agricole Corporate and Investment Bank
150,000,000	1.540		03/02/20	150,000,000
Maturity Value: $150,019,250

Collateralized by U.S. Treasury Bonds, 3.000% to 3.750%, due
11/15/43 to 11/15/48 and U.S. Treasury Inflation-Indexed
Notes, 0.125% to 0.750%, due 10/15/24 to 07/15/28. The
aggregate market value of the collateral, including accrued
interest, was $153,000,017.

Daiwa Capital Markets America Inc.
78,853,841	1.610		03/02/20	78,853,841
Maturity Value: $78,864,421
Collateralized by a U.S. Treasury Note, 1.500%, due 08/15/26. The market value of the collateral, including accrued interest, was $80,430,918.
87,604,166	1.610		03/02/20	87,604,166
Maturity Value: $87,615,920
Collateralized by a U.S. Treasury Note, 2.750%, due 04/30/23. The market value of the collateral, including accrued interest, was $89,356,249.
90,061,733	1.610		03/02/20	90,061,733
Maturity Value: $90,073,816
Collateralized by a U.S. Treasury Note, 2.500%, due 02/28/26. The market value of the collateral, including accrued interest, was $91,862,968.
98,958,333	1.610		03/02/20	98,958,333
Maturity Value: $98,971,610
Collateralized by a U.S. Treasury Note, 2.125%, due 05/31/26. The market value of the collateral, including accrued interest, was $100,937,500.
103,431,372	1.610		03/02/20	103,431,372
Maturity Value: $103,445,249
Collateralized by a U.S. Treasury Note, 2.500%, due 03/31/23. The market value of the collateral, including accrued interest, was $105,499,999.

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Daiwa Capital Markets America Inc. – (continued)
$111,807,937	1.610%		03/02/20	$111,807,937
Maturity Value: $111,822,938
Collateralized by a U.S. Treasury Note, 2.375%, due 04/30/26. The market value of the collateral, including accrued interest, was $114,044,096.
113,415,440	1.610		03/02/20	113,415,440
Maturity Value: $113,430,657
Collateralized by a U.S. Treasury Note, 1.625%, due 05/31/23. The market value of the collateral, including accrued interest, was $115,683,749.
113,624,999	1.610		03/02/20	113,624,999
Maturity Value: $113,640,244
Collateralized by a U.S. Treasury Note, 2.875%, due 08/15/28. The market value of the collateral, including accrued interest, was $115,897,499.
129,817,401	1.610		03/02/20	129,817,401
Maturity Value: $129,834,818
Collateralized by a U.S. Treasury Note, 1.375%, due 08/31/26. The market value of the collateral, including accrued interest, was $132,413,749.
140,520,978	1.610		03/02/20	140,520,978
Maturity Value: $140,539,831
Collateralized by a U.S. Treasury Note, 2.750%, due 02/28/25. The market value of the collateral, including accrued interest, was $143,331,398.
145,490,195	1.610		03/02/20	145,490,195
Maturity Value: $145,509,715
Collateralized by a U.S. Treasury Note, 2.750%, due 07/31/23. The market value of the collateral, including accrued interest, was $148,399,999.
180,503,162	1.610		03/02/20	180,503,162
Maturity Value: $180,527,380
Collateralized by a U.S. Treasury Note, 2.750%, due 08/31/25. The market value of the collateral, including accrued interest, was $184,113,225.
239,889,703	1.610		03/02/20	239,889,703
Maturity Value: $239,921,888
Collateralized by a U.S. Treasury Note, 2.250%, due 11/15/27. The market value of the collateral, including accrued interest, was $244,687,497.
242,340,686	1.610		03/02/20	242,340,686
Maturity Value: $242,373,200
Collateralized by a U.S. Treasury Bond, 3.750%, due 11/15/43. The market value of the collateral, including accrued interest, was $247,187,500.
264,441,726	1.610		03/02/20	264,441,726
Maturity Value: $264,477,205
Collateralized by a U.S. Treasury Bond, 3.875%, due 08/15/40. The market value of the collateral, including accrued interest, was $269,730,561.
384,422,160	1.610		03/02/20	384,422,160
Maturity Value: $384,473,737
Collateralized by a U.S. Treasury Note, 2.625%, due 12/15/21. The market value of the collateral, including accrued interest, was $392,110,603.

Repurchase Agreements(c) – (continued)
Daiwa Capital Markets America Inc. – (continued)
474,816,168	1.610		03/02/20	474,816,168
Maturity Value: $474,879,873
Collateralized by a U.S. Treasury Note, 2.875%, due 10/31/23. The market value of the collateral, including accrued interest, was $484,312,491.

Deutsche Bank Securities Inc.
300,000,000	1.550		03/02/20	300,000,000
Maturity Value: $300,038,750
Collateralized by U.S. Treasury Notes, 2.125% to 2.875%, due 11/15/21 to 11/30/23. The aggregate market value of the collateral, including accrued interest, was $306,000,000.
3,000,000,000	1.610		03/02/20	3,000,000,000
Maturity Value: $3,000,402,500

Collateralized by Federal National Mortgage Association,
3.500%, due 07/01/49, U.S. Treasury Bills, 0.000%, due
03/05/20 to 12/31/20, U.S. Treasury Bonds, 5.250% to 8.750%,
due 05/15/20 to 02/15/29, U.S. Treasury Floating Rate Notes,
1.544% to 1.731%, due 04/30/20 to 07/31/21, U.S. Treasury
Interest-Only Stripped Securities, 0.000%, due 05/15/21 to
02/15/29 and U.S. Treasury Notes, 1.125% to 3.625%, due
02/29/20 to 11/15/29. The aggregate market value of the
collateral, including accrued interest, was $3,060,078,721.

Fixed Income Clearing Corp.
1,000,000,000	1.590		03/02/20	1,000,000,000
Maturity Value: $1,000,132,500

Collateralized by U.S. Treasury Bonds, 2.875% to 3.375%, due
05/15/44 to 08/15/45, a U.S. Treasury Inflation-Indexed Note,
0.625%, due 04/15/23 and U.S. Treasury Notes, 2.250% to
2.625%, due 04/15/22 to 01/31/26. The aggregate market value of the collateral, including accrued interest, was
$1,020,000,026.

3,000,000,000	1.600		03/02/20	3,000,000,000
Maturity Value: $3,000,400,000

Collateralized by U.S. Treasury Bonds, 2.750% to 3.000%, due
05/15/42 to 05/15/45, a U.S. Treasury Inflation-Indexed Note,
0.125%, due 10/15/24 and U.S. Treasury Notes, 1.625% to
3.125%, due 06/30/24 to 11/15/28. The aggregate market value of the collateral, including accrued interest, was
$3,060,004,906.

HSBC Bank PLC
3,100,000,000	1.610		03/02/20	3,100,000,000
Maturity Value: $3,100,415,917

Collateralized by a U.S. Treasury Bill, 0.000%, due 08/13/20,
U.S. Treasury Bonds, 0.000% to 7.125%, due 02/15/23 to
11/15/48 and U.S. Treasury Notes, 0.000% to 3.125%, due
05/15/21 to 02/15/29. The aggregate market value of the
collateral, including accrued interest, was $3,162,000,001.

HSBC Bank PLC (Overnight Treasury + 0.02%)
400,000,000	1.630	(b)	03/06/20	400,000,000
Maturity Value: $404,401,002
Settlement Date: 07/11/19

Collateralized by U.S. Treasury Bonds, 0.000% to 1.375%, due
02/15/44 to 08/15/47 and U.S. Treasury Notes, 0.000% to
2.500%, due 04/30/21 to 08/15/26. The aggregate market value of the collateral, including accrued interest, was $408,000,023.

The accompanying notes are an integral part of these financial statements.	13

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
HSBC Bank PLC (Overnight Treasury + 0.02%) – (continued)
$1,025,000,000	1.630	% (b)	03/06/20	$1,025,000,000
Maturity Value: $1,037,994,729
Settlement Date: 06/04/19

Collateralized by a U.S. Treasury Bill, 0.000%, due 06/25/20, a
U.S. Treasury Bond, 8.000%, due 11/15/21 and U.S. Treasury
Notes, 0.000% to 2.750%, due 11/30/20 to 07/15/28. The
aggregate market value of the collateral, including accrued
interest, was $1,045,500,032.

HSBC Securities (USA) Inc.
1,400,000,000	1.610		03/02/20	1,400,000,000
Maturity Value: $1,400,187,833

Collateralized by Federal Farm Credit Bank, 1.556% to 2.700%,
due 04/06/20 to 01/23/25, Federal Home Loan Bank, 1.565% to
4.070%, due 07/30/20 to 09/06/39, Federal Home Loan
Mortgage Corp., 1.520% to 4.000%, due 02/28/23 to 07/01/48,
Federal Home Loan Mortgage Corp. Stripped Securities,
0.000%, due 03/15/20 to 07/15/32, Federal National Mortgage
Association, 0.000% to 6.625%, due 04/13/21 to 03/17/31,
Federal National Mortgage Association Stripped Securities,
0.000%, due 05/15/20 to 01/15/37, Government National
Mortgage Association, 2.500% to 5.000%, due 06/15/48 to
01/20/50, Tennessee Valley Authority, 0.000%, due 12/15/42, a
U.S. Treasury Inflation-Indexed Note, 1.125%, due 01/15/21,
U.S. Treasury Interest-Only Stripped Securities, 0.000%, due
11/15/26 to 05/15/49, U.S. Treasury Notes, 1.375% to 2.500%,
due 12/31/20 to 10/15/22 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 02/15/42 to 08/15/49. The
aggregate market value of the collateral, including accrued
interest, was $1,429,831,133.

HSBC Securities (USA) Inc. (Overnight MBS + 0.01%)
2,250,000,000	1.620		03/06/20	2,250,000,000
Maturity Value: $2,254,353,750
Settlement Date: 01/27/20

Collateralized by Federal Farm Credit Bank, 1.650% to 4.350%,
due 01/23/25 to 02/02/43, Federal Home Loan Bank, 0.000% to
4.250%, due 04/24/20 to 11/15/44, Federal Home Loan
Mortgage Corp., 2.500% to 6.250%, due 06/01/24 to 02/01/50,
Federal Home Loan Mortgage Corp. Stripped Securities,
0.000%, due 01/15/21 to 07/15/32, Federal National Mortgage
Association, 2.500% to 5.000%, due 09/06/24 to 02/01/50,
Federal National Mortgage Association Stripped Securities,
0.000%, due 11/15/20 to 07/15/30, Government National
Mortgage Association, 2.500% to 5.000%, due 02/20/35 to
02/20/49, Tennessee Valley Authority, 0.000% to 4.250%, due
05/01/20 to 09/15/65, U.S. Treasury Bills, 0.000%, due
03/12/20 to 07/02/20, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 02/15/22 to 02/15/50, a U.S. Treasury
Note, 2.625%, due 08/31/20 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 02/15/40 to 05/15/49. The
aggregate market value of the collateral, including accrued
interest, was $2,302,035,955.

Repurchase Agreements(c) – (continued)
ING Financial Markets LLC
$350,000,000	1.620%		03/13/20	$350,000,000
Maturity Value: $350,992,250
Settlement Date: 01/10/20

Collateralized by Federal Home Loan Mortgage Corp., 2.307% to
4.623%, due 10/01/29 to 11/01/49 and Federal National
Mortgage Association, 2.500% to 5.000%, due 02/01/27 to
09/01/57. The aggregate market value of the collateral,
including accrued interest, was $357,000,004.

200,000,000	1.690		03/16/20	200,000,000
Maturity Value: $200,854,389
Settlement Date: 12/16/19

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
7.000%, due 03/17/31 to 11/01/49, Federal National Mortgage
Association, 3.000% to 4.500%, due 02/01/27 to 09/01/57 and
Government National Mortgage Association, 5.000%, due
11/20/48. The aggregate market value of the collateral,
including accrued interest, was $204,000,000.

200,000,000	1.640		04/20/20	200,000,000
Maturity Value: $200,820,000
Settlement Date: 01/21/20

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to
4.500%, due 09/01/43 to 11/01/49, Federal National Mortgage
Association, 2.500% to 4.000%, due 04/01/43 to 02/01/50 and
Government National Mortgage Association, 5.000%, due
11/20/48. The aggregate market value of the collateral,
including accrued interest, was $204,000,001.

400,000,000	1.650		04/29/20	400,000,000
Maturity Value: $403,300,000
Settlement Date: 11/01/19

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
5.500%, due 09/01/29 to 11/01/49 and Federal National
Mortgage Association, 3.000% to 4.846%, due 08/01/30 to
05/01/58. The aggregate market value of the collateral,
including accrued interest, was $407,999,999.

650,000,000	1.670		05/14/20	650,000,000
Maturity Value: $652,713,750
Settlement Date: 02/14/20

Collateralized by Federal Home Loan Mortgage Corp., 2.307% to
7.000%, due 09/01/29 to 11/01/49, Federal National Mortgage
Association, 2.500% to 7.000%, due 11/01/24 to 05/01/58 and
Government National Mortgage Association, 3.000% to
5.000%, due 10/20/41 to 11/20/48. The aggregate market value of the collateral, including accrued interest, was $663,000,003.

J.P. Morgan Securities LLC
2,750,000,000	1.610		03/02/20	2,750,000,000
Maturity Value: $2,750,368,958

Collateralized by Federal Farm Credit Bank, 3.000% to 4.080%,
due 07/29/32 to 09/20/38, Federal Home Loan Mortgage Corp.,
3.000% to 4.500%, due 01/01/40 to 02/01/50, Federal National
Mortgage Association Stripped Security, 0.000%, due
01/15/30, Government National Mortgage Association, 2.500%
to 8.500%, due 10/20/25 to 02/20/50, U.S. Treasury Interest-
Only Stripped Securities, 0.000%, due 05/15/27 to 08/15/47
and U.S. Treasury Principal-Only Stripped Securities, 0.000%,
due 11/15/41 to 11/15/47. The aggregate market value of the
collateral, including accrued interest, was $2,827,568,634.

14	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Joint Account I
$1,600,000,000	1.590%		03/02/20	$1,600,000,000
Maturity Value: $1,600,212,000

Joint Account III
6,238,400,000	1.607		03/02/20	6,238,400,000
Maturity Value: $6,239,235,405

Mizuho Securities USA LLC
600,000,000	1.610		03/02/20	600,000,000
Maturity Value: $600,080,500

Collateralized by Federal Home Loan Mortgage Corp., 6.500%,
due 09/01/39, Federal National Mortgage Association, 3.000%
to 5.500%, due 07/01/34 to 08/01/49 and Government National
Mortgage Association, 3.000% to 3.500%, due 04/20/34 to
06/20/49. The aggregate market value of the collateral,
including accrued interest, was $617,999,998.

Morgan Stanley & Co. LLC
500,000,000	1.610		03/02/20	500,000,000
Maturity Value: $500,067,083

Collateralized by Federal Farm Credit Bank, 1.550% to 5.400%,
due 05/05/20 to 06/15/29, Federal Home Loan Bank, 1.500% to
5.375%, due 03/13/20 to 03/12/27, Federal Home Loan
Mortgage Corp., 1.500% to 6.750%, due 04/01/20 to 03/01/50,
Federal National Mortgage Association, 1.300% to 9.000%,
due 03/30/20 to 02/01/50, Tennessee Valley Authority,
0.000%, due 06/15/29 to 12/15/29, U.S. Treasury Bills,
0.000%, due 04/07/20 to 01/28/21 and U.S. Treasury Notes,
1.875% to 2.375%, due 04/15/21 to 07/31/22. The aggregate
market value of the collateral, including accrued interest, was
$510,962,961.

MUFG Securities Americas Inc.
250,000,000	1.610		03/02/20	250,000,000
Maturity Value: $250,033,542

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to
3.500%, due 04/01/28 to 12/01/49, Federal National Mortgage
Association, 3.000% to 4.500%, due 07/01/34 to 03/01/50 and
U.S. Treasury Notes, 1.500% to 2.000%, due 12/31/21 to
11/30/24. The aggregate market value of the collateral,
including accrued interest, was $257,255,763.

250,000,000	1.580		03/17/20	250,000,000
Maturity Value: $250,735,139
Settlement Date: 01/10/20

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
5.000%, due 08/01/23 to 12/01/49 and Federal National
Mortgage Association, 2.500% to 5.370%, due 09/01/20 to
02/01/50. The aggregate market value of the collateral,
including accrued interest, was $257,499,998.

200,000,000	1.880		03/31/20	200,000,000
Maturity Value: $201,880,000
Settlement Date: 10/03/19

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
4.500%, due 12/01/24 to 03/01/50 and Federal National
Mortgage Association, 2.500% to 5.000%, due 03/01/23 to
02/01/50. The aggregate market value of the collateral,
including accrued interest, was $206,000,002.

Repurchase Agreements(c) – (continued)
MUFG Securities Americas Inc. (Overnight MBS + 0.08%)
250,000,000	1.690	(b)	04/03/20	250,000,000
Maturity Value: $255,821,106
Settlement Date: 11/28/18

Shared collateral consisting of Federal Home Loan Mortgage
Corp., 2.500% to 5.000%, due 03/01/25 to 02/01/50, Federal
National Mortgage Association, 2.000% to 6.000%, due
08/01/20 to 04/01/51 and a U.S. Treasury Note, 1.125%, due
08/31/21. The aggregate market value of the collateral,
including accrued interest, was $514,988,441.

250,000,000	1.690	(b)	04/03/20	250,000,000
Maturity Value: $254,318,885
Settlement Date: 04/05/19

Shared collateral consisting of Federal Home Loan Mortgage
Corp., 2.500% to 5.000%, due 03/01/25 to 02/01/50, Federal
National Mortgage Association, 2.000% to 6.000%, due
08/01/20 to 04/01/51 and a U.S. Treasury Note, 1.125%, due
08/31/21. The aggregate market value of the collateral,
including accrued interest, was $514,988,441.

MUFG Securities Americas Inc. (Overnight Treasury + 0.02%)
400,000,000	1.610	(b)	03/06/20	400,000,000
Maturity Value: $405,599,219
Settlement Date: 05/02/19

Collateralized by a U.S. Treasury Bill, 0.000%, due 08/06/20,
U.S. Treasury Bonds, 2.500% to 4.500%, due 08/15/39 to
02/15/46 and U.S. Treasury Notes, 1.125% to 3.000%, due
06/15/21 to 10/31/25. The aggregate market value of the
collateral, including accrued interest, was $408,000,062.

Natixis-New York Branch
200,000,000	1.590		03/02/20	200,000,000
Maturity Value: $200,026,500

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to
4.500%, due 11/01/47 to 01/01/50, Federal National Mortgage
Association, 2.500% to 4.500%, due 12/01/26 to 11/01/49,
Government National Mortgage Association, 4.000%, due
01/15/41, a U.S. Treasury Bill, 0.000%, due 04/16/20, a U.S.
Treasury Bond, 5.500%, due 08/15/28, U.S. Treasury Inflation-
Indexed Bonds, 0.750% to 1.000%, due 02/15/45 to 02/15/48,
U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.625%, due
07/15/22 to 07/15/29 and U.S. Treasury Notes, 1.375% to
3.500%, due 05/15/20 to 12/31/25. The aggregate market value of the collateral, including accrued interest, was $204,042,718.

500,000,000	1.610		03/02/20	500,000,000
Maturity Value: $500,067,083

Collateralized by Federal Farm Credit Bank, 2.480% to 3.900%, due
10/19/29 to 04/26/33, Federal Home Loan Bank, 4.080%, due
04/30/38, Federal Home Loan Mortgage Corp., 3.000% to 5.500%,
due 03/01/44 to 02/01/50, Federal Home Loan Mortgage Corp.
Stripped Security, 0.000%, due 03/15/31, Federal National
Mortgage Association, 4.000%, due 09/01/49, Federal National
Mortgage Association Stripped Securities, 0.000%, due 05/15/25 to
05/15/30, Government National Mortgage Association, 3.000% to
5.500%, due 01/20/49 to 02/20/50, U.S. Treasury Bills, 0.000%,
due 03/19/20 to 04/16/20, U.S. Treasury Bonds, 2.000% to 3.375%,
due 05/15/43 to 02/15/50, U.S. Treasury Inflation-Indexed Notes,
0.250% to 1.125%, due 01/15/21 to 07/15/29 and U.S. Treasury
Notes, 1.125% to 2.000%, due 09/30/21 to 11/15/21. The aggregate market value of the collateral, including accrued interest, was
$514,892,383.

The accompanying notes are an integral part of these financial statements.	15

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Nomura Securities International, Inc.
$2,000,000,000	1.610%	03/02/20	$2,000,000,000
Maturity Value: $2,000,268,333

Collateralized by Federal Home Loan Bank, 3.250%, due
11/16/28, Federal Home Loan Mortgage Corp., 2.000% to
9.500%, due 04/01/20 to 02/01/50, Federal National Mortgage
Association, 1.375% to 8.500%, due 05/01/20 to 02/01/57,
Government National Mortgage Association, 2.500% to
10.500%, due 09/20/20 to 02/20/50, Tennessee Valley
Authority, 0.000% to 4.625%, due 11/01/25 to 09/15/60, U.S.
Treasury Inflation-Indexed Notes, 0.125% to 1.250%, due
07/15/20 to 01/15/28, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 02/15/21 to 05/15/28, a U.S. Treasury
Note, 3.000%, due 10/31/25 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 02/15/45 to 08/15/49. The
aggregate market value of the collateral, including accrued
interest, was $2,058,747,063.

Norinchukin Bank (The)
215,000,000	1.670	03/04/20	215,000,000
Maturity Value: $215,907,599
Settlement Date: 12/04/19

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29
and a U.S. Treasury Inflation-Indexed Note, 0.375%, due
01/15/27. The aggregate market value of the collateral,
including accrued interest, was $219,300,029.

260,000,000	1.680	03/09/20	260,000,000
Maturity Value: $261,055,600
Settlement Date: 12/13/19

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29,
U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due
01/15/21 to 01/15/27 and U.S. Treasury Notes, 2.000% to
2.625%, due 11/15/20 to 11/15/26. The aggregate market value of the collateral, including accrued interest, was $265,200,025.

435,000,000	1.680	03/09/20	435,000,000
Maturity Value: $436,806,700
Settlement Date: 12/11/19

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29,
U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due
01/15/21 to 01/15/27 and U.S. Treasury Notes, 2.000% to
2.625%, due 11/15/20 to 11/15/26. The aggregate market value of the collateral, including accrued interest, was $443,700,025.

650,000,000	1.700	03/17/20	650,000,000
Maturity Value: $652,793,194
Settlement Date: 12/17/19

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29
and a U.S. Treasury Inflation-Indexed Note, 0.375%, due
01/15/27. The aggregate market value of the collateral,
including accrued interest, was $663,000,098.

220,000,000	1.680	05/11/20	220,000,000
Maturity Value: $220,985,600
Settlement Date: 02/05/20

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29,
U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due
01/15/21 to 01/15/27 and a U.S. Treasury Note, 2.000%, due
11/15/26. The aggregate market value of the collateral,
including accrued interest, was $224,400,091.

Repurchase Agreements(c) – (continued)
Norinchukin Bank (The) – (continued)
100,000,000	1.670	05/21/20	100,000,000
Maturity Value: $100,422,139
Settlement Date: 02/20/20

Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.375%
to 1.125%, due 01/15/21 to 01/15/27 and a U.S. Treasury Note,
2.000%, due 11/15/26. The aggregate market value of the
collateral, including accrued interest, was $102,000,082.

175,000,000	1.630	05/27/20	175,000,000
Maturity Value: $175,721,049
Settlement Date: 02/26/20

Collateralized by a U.S. Treasury Inflation-Indexed Note,
0.375%, due 01/15/27 and U.S. Treasury Notes, 2.000% to
2.625%, due 11/15/20 to 11/15/26. The aggregate market value of the collateral, including accrued interest, was $178,500,023.

Northwestern Mutual Life Insurance Company
102,570,000	1.610	03/02/20	102,570,000
Maturity Value: $102,583,761
Collateralized by a U.S. Treasury Note, 2.125%, due 11/30/23. The market value of the collateral, including accrued interest, was $104,621,400.
197,660,000	1.610	03/02/20	197,660,000
Maturity Value: $197,686,519
Collateralized by a U.S. Treasury Note, 1.750%, due 11/15/20. The market value of the collateral, including accrued interest, was $201,613,200.
551,485,000	1.610	03/02/20	551,485,000
Maturity Value: $551,558,991
Collateralized by a U.S. Treasury Note, 2.375%, due 03/15/21. The market value of the collateral, including accrued interest, was $562,514,700.

Prudential Insurance Company of America (The)
8,178,750	1.610	03/02/20	8,178,750
Maturity Value: $8,179,847
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/26. The market value of the collateral, including accrued interest, was $8,342,325.
10,586,000	1.610	03/02/20	10,586,000
Maturity Value: $10,587,420
Collateralized by a U.S. Treasury Note, 6.625%, due 02/15/27. The market value of the collateral, including accrued interest, was $10,797,720.
20,093,750	1.610	03/02/20	20,093,750
Maturity Value: $20,096,446
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/32. The market value of the collateral, including accrued interest, was $20,495,625.
20,963,750	1.610	03/02/20	20,963,750
Maturity Value: $20,966,563
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/41. The market value of the collateral, including accrued interest, was $21,383,025.
23,553,750	1.610	03/02/20	23,553,750
Maturity Value: $23,556,910
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/38. The market value of the collateral, including accrued interest, was $24,024,825.

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Prudential Insurance Company of America (The) – (continued)
$24,082,500	1.610%		03/02/20	$24,082,500
Maturity Value: $24,085,731
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/44. The market value of the collateral, including accrued interest, was $24,564,150.
25,156,250	1.610		03/02/20	25,156,250
Maturity Value: $25,159,625
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/39. The market value of the collateral, including accrued interest, was $25,659,375.
26,345,000	1.610		03/02/20	26,345,000
Maturity Value: $26,348,535
Collateralized by a U.S. Treasury Bond, 2.875%, due 05/15/43. The market value of the collateral, including accrued interest, was $26,871,900.
26,437,500	1.610		03/02/20	26,437,500
Maturity Value: $26,441,047
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/47. The market value of the collateral, including accrued interest, was $26,966,250.
29,212,500	1.610		03/02/20	29,212,500
Maturity Value: $29,216,419
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/35. The market value of the collateral, including accrued interest, was $29,796,750.
31,875,000	1.610		03/02/20	31,875,000
Maturity Value: $31,879,277
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/43. The market value of the collateral, including accrued interest, was $32,512,500.
32,000,000	1.610		03/02/20	32,000,000
Maturity Value: $32,004,293
Collateralized by a U.S. Treasury Bond, 3.125%, due 05/15/48. The market value of the collateral, including accrued interest, was $32,640,000.
33,468,750	1.610		03/02/20	33,468,750
Maturity Value: $33,473,240
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/36. The market value of the collateral, including accrued interest, was $34,138,125.
36,562,500	1.610		03/02/20	36,562,500
Maturity Value: $36,567,405
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/37. The market value of the collateral, including accrued interest, was $37,293,750.
53,325,000	1.610		03/02/20	53,325,000
Maturity Value: $53,332,154
Collateralized by a U.S. Treasury Bond, 2.750%, due 08/15/47. The market value of the collateral, including accrued interest, was $54,391,500.
56,156,250	1.610		03/02/20	56,156,250
Maturity Value: $56,163,784
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/36. The market value of the collateral, including accrued interest, was $57,279,375.

Repurchase Agreements(c) – (continued)
Prudential Insurance Company of America (The) – (continued)
59,375,000	1.610		03/02/20	59,375,000
Maturity Value: $59,382,966
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/47. The market value of the collateral, including accrued interest, was $60,562,500.
99,000,000	1.610		03/02/20	99,000,000
Maturity Value: $99,013,283
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/41. The market value of the collateral, including accrued interest, was $100,980,000.
144,480,000	1.610		03/02/20	144,480,000
Maturity Value: $144,499,384
Collateralized by a U.S. Treasury Bond, 2.500%, due 02/15/45. The market value of the collateral, including accrued interest, was $147,369,600.
179,625,000	1.610		03/02/20	179,625,000
Maturity Value: $179,649,100
Collateralized by a U.S. Treasury Bond, 2.875%, due 08/15/45. The market value of the collateral, including accrued interest, was $183,217,500.
179,750,000	1.610		03/02/20	179,750,000
Maturity Value: $179,774,116
Collateralized by a U.S. Treasury Note, 0.000%, due 08/15/27. The market value of the collateral, including accrued interest, was $183,345,000.

Royal Bank of Canada
5,000,000,000	1.610		03/02/20	5,000,000,000
Maturity Value: $5,000,670,833

Collateralized by Federal Farm Credit Bank, 2.930% to 3.080%,
due 07/02/29 to 08/12/39, Federal Home Loan Bank, 2.550% to
3.930%, due 07/16/26 to 07/11/33, Federal Home Loan
Mortgage Corp., 2.000% to 5.000%, due 05/01/23 to 02/01/50,
Federal Home Loan Mortgage Corp. Stripped Security,
0.000%, due 03/15/31, Federal National Mortgage Association,
2.500% to 6.500%, due 09/01/23 to 03/01/50 and Government
National Mortgage Association, 3.000% to 4.000%, due
10/20/44 to 01/20/50. The aggregate market value of the
collateral, including accrued interest, was $5,100,000,002.

1,000,000,000	1.610	(d)	03/07/20	1,000,000,000
Maturity Value: $1,001,162,777
Settlement Date: 02/13/20

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
4.500%, due 11/01/27 to 03/01/49, Federal National Mortgage
Association, 3.000% to 4.500%, due 12/01/27 to 01/01/50 and
Government National Mortgage Association, 2.500% to
4.500%, due 01/20/35 to 10/20/49. The aggregate market value of the collateral, including accrued interest, was
$1,020,000,001.

Sumitomo Mitsui Banking Corp.
2,200,000,000	1.610		03/02/20	2,200,000,000
Maturity Value: $2,200,295,167

Collateralized by Federal Home Loan Mortgage Corp., 3.500%,
due 05/01/47, Federal National Mortgage Association, 3.500%,
due 02/01/49 to 06/01/49 and Government National Mortgage
Association, 3.500%, due 04/20/48. The aggregate market value of the collateral, including accrued interest, was $2,266,304,022.

The accompanying notes are an integral part of these financial statements.	17

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Wells Fargo Securities, LLC
$350,000,000	1.540%		03/02/20	$350,000,000
Maturity Value: $350,044,917

Collateralized by U.S. Treasury Bonds, 2.875% to 8.750%, due
08/15/20 to 05/15/43, U.S. Treasury Inflation-Indexed Notes,
0.125%, due 10/15/24 to 01/15/30 and U.S. Treasury Notes,
1.750% to 2.375%, due 03/15/22 to 12/31/24. The aggregate
market value of the collateral, including accrued interest, was
$357,000,092.

2,000,000,000	1.620	(d)	03/07/20	2,000,000,000
Maturity Value: $2,003,060,000
Settlement Date: 02/21/20

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to
5.000%, due 04/01/41 to 10/01/48 and Federal National
Mortgage Association, 2.000% to 4.500%, due 02/01/35 to
03/01/50. The aggregate market value of the collateral,
including accrued interest, was $2,059,999,996.

TOTAL REPURCHASE AGREEMENTS				$71,472,342,250

TOTAL INVESTMENTS – 99.6%				$119,500,875,312

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%				536,494,615

NET ASSETS – 100.0%				$120,037,369,927

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 29, 2020.

(c)	Unless noted, all repurchase agreements were entered into on February 29, 2020. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	—US Federal Funds Effective Rate
LIBOR	—London Interbank Offered Rates
MMY	—Money Market Yield
Prime	—Federal Reserve Bank Prime Loan Rate US
SOFR	—Secured Overnight Financing Rate
T-Bill	—Treasury Bill

18	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Commercial Paper and Corporate Obligations – 17.2%
Albion Capital LLC
$30,000,000	1.709%		03/03/20	$29,994,720
45,000,000	1.668		03/06/20	44,986,175
30,000,000	1.713		04/27/20	29,925,709
35,000,000	1.756		05/20/20	34,881,932
Alpine Securitization LLC
120,000,000	1.968		04/13/20	119,752,500
Antalis S.A.
25,000,000	1.701		03/02/20	24,996,321
Atlantic Asset Securitization LLC
51,642,000	1.946		04/06/20	51,556,472
Banco Santander, S.A.
38,000,000	1.838		04/02/20	37,945,198
Bank of China Ltd.-Hong Kong Branch
25,000,000	2.342		04/02/20	24,958,563
65,000,000	1.992		04/20/20	64,832,971
Banner Health
15,000,000	1.750		04/01/20	15,000,550
Banque et Caisse d’Epargne de l’Etat, Luxembourg
40,000,000	1.969		05/27/20	39,856,512
26,090,000	1.456		09/24/20	25,874,614
Barclays Bank UK PLC
57,800,000	1.818		04/24/20	57,649,939
Barclays US CCP Funding LLC
65,000,000	1.728		06/25/20	64,679,778
Bedford Row Funding Corp.
40,000,000	1.627		03/05/20	39,989,120
35,000,000	1.516		08/26/20	34,721,750
BNG Bank N.V.
100,000,000	1.769		07/21/20	99,457,600
BPCE
34,455,000	1.724		01/15/21	34,076,554
Cancara Asset Securitisation LLC
20,000,000	1.920		03/05/20	19,994,404
25,000,000	1.682		04/14/20	24,949,879
Charta, LLC
6,000,000	1.777		04/08/20	5,989,553
94,000,000	1.787		04/15/20	93,809,045
China Construction Bank Corp.
50,000,000	2.300		04/03/20	49,921,104
20,000,000	2.054		04/09/20	19,963,214
15,000,000	2.075		04/09/20	14,972,410
Citigroup Global Markets Inc.
70,000,000	2.000		06/25/20	69,680,384
CNPC Finance (HK) Ltd.
9,000,000	2.091		03/23/20	8,990,724
6,822,000	2.101		03/23/20	6,814,969
Coca-Cola Company (The)
12,750,000	1.546		01/20/21	12,590,179
Collateralized Commercial Paper Flex Co., LLC
66,000,000	2.768		04/23/20	65,843,002
35,000,000	1.970		07/22/20	34,774,021
35,433,000	1.991		10/14/20	35,080,260
Columbia Funding Company, LLC
30,000,000	1.930		07/22/20	29,803,888
CRC Funding, LLC
5,000,000	1.777		04/13/20	4,989,875

Commercial Paper and Corporate Obligations – (continued)
DBS Bank Ltd.
30,000,000	1.992		04/09/20	29,946,256
Dexia Credit Local
50,000,000	2.044		03/06/20	49,984,541
18,836,000	2.002		04/08/20	18,802,577
30,000,000	2.129		04/14/20	29,938,628
65,000,000	1.938		04/15/20	64,864,138
109,000,000	1.681		08/21/20	108,141,625
Federation des caisses Desjardins du Quebec
25,000,000	1.950		04/23/20	24,942,212
25,000,000	1.747		05/01/20	24,934,112
20,750,000	2.650		05/14/20	20,684,774
19,500,000	2.650		05/15/20	19,437,980
First Abu Dhabi Bank P.J.S.C.
10,000,000	1.941		03/06/20	9,996,928
13,000,000	1.725		05/12/20	12,960,157
Gotham Funding Corp.
50,000,000	1.805		03/03/20	49,990,995
1,725,000	1.733		03/06/20	1,724,456
17,923,000	2.022		03/10/20	17,914,128
30,000,000	1.681		04/02/20	29,953,618
Industrial & Commercial Bank of China Ltd.-New York Branch
25,000,000	2.342		04/01/20	24,960,583
J.P. Morgan Securities LLC
56,700,000	2.714		05/15/20	56,519,664
Kells Funding, LLC
40,000,000	1.914		04/16/20	39,915,947
40,000,000	1.736		04/29/20	39,894,267
61,415,000	1.464		08/27/20	60,967,576
KFW
32,500,000	1.252	(a)	03/01/21	32,101,297
Landesbank Hessen-Thueringen Girozentrale
49,945,000	1.737		02/04/21	49,343,837
Longship Funding LLC
71,150,000	1.692		04/20/20	70,976,417
Macquarie Bank Ltd.
40,053,000	1.839		04/14/20	39,971,728
Matchpoint Finance PLC
50,500,000	1.940		05/18/20	50,323,474
National Australia Bank Ltd.
40,000,000	2.068		05/01/20	39,899,480
National Securities Clearing Corp.
50,000,000	1.899		06/02/20	49,810,659
44,400,000	1.639		08/14/20	44,114,064
60,000,000	1.559		02/24/21	59,210,840
Nederlandse Waterschapsbank N.V.
45,000,000	1.736		04/24/20	44,893,110
Nieuw Amsterdam Receivables Corp.
13,000,000	1.682		04/07/20	12,977,072
Nordea Bank ABP
30,000,000	1.465		02/24/21	29,586,717
NRW.Bank
35,000,000	1.882		03/06/20	34,989,247
Old Line Funding Corp.
26,550,000	1.992		03/23/20	26,522,247
17,000,000	1.840		04/23/20	16,960,340
Oversea-Chinese Banking Corp., Ltd.
30,000,000	2.037		05/01/20	29,916,735

The accompanying notes are an integral part of these financial statements.	19

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Commercial Paper and Corporate Obligations – (continued)
Ridgefield Funding Company, LLC
$30,000,000	2.075%		04/02/20	$29,953,675
Santander UK PLC
19,853,000	1.838		04/02/20	19,824,125
37,770,000	1.744		04/08/20	37,705,371
Shell International Finance B.V.
40,000,000	1.976		08/31/20	39,710,783
Skandinaviska Enskilda Banken AB
60,000,000	2.002		04/03/20	59,914,133
3,500,000	1.898		04/23/20	3,491,883
Societe Generale
20,500,000	2.423		03/11/20	20,489,347
Sumitomo Mitsui Trust Bank, Ltd.-Singapore Branch
30,000,000	1.713		04/13/20	29,943,000
Thunder Bay Funding, LLC
15,000,000	2.044		03/19/20	14,986,559
11,850,000	2.106		04/02/20	11,832,149
Versailles Commercial Paper LLC
20,430,000	1.581		05/21/20	20,354,636

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS
(Cost $3,027,813,446)				$3,029,581,976

Certificates of Deposit-Eurodollar – 1.8%
ABN Amro Bank NV
$80,000,000	1.890%		07/07/20	$79,575,289
Credit Industriel et Commercial
15,000,000	2.350		03/17/20	14,988,609
30,000,000	2.350		03/17/20	29,977,217
60,000,000	1.915		05/06/20	59,831,043
Mitsubishi UFJ Trust and Banking Corp.
20,000,000	1.935		03/25/20	19,975,647
Mizuho Bank, Ltd.
60,000,000	1.950		03/05/20	60,003,847
Sumitomo Mitsui Trust Bank, Ltd.
30,000,000	2.165		04/06/20	29,951,091
30,000,000	2.165		04/07/20	29,949,807

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR
(Cost $324,056,786)				$324,252,550

Certificates of Deposit-Yankeedollar – 10.4%
Banco Del Estado De Chile
$11,603,000	1.970%		04/22/20	$11,609,753
26,500,000	1.710		09/14/20	26,543,013
Barclays Bank PLC-New York Branch
90,000,000	1.750		03/31/20	90,013,427
Credit Agricole Corporate and Investment Bank
400,000,000	1.590		03/03/20	399,999,148
13,100,000	2.700		03/19/20	13,107,948
Landesbank Hessen-Thueringen Girozentrale
30,000,000	2.000		04/06/20	30,015,964
42,925,000	1.610		02/24/21	43,073,658

Certificates of Deposit-Yankeedollar – (continued)
Mizuho Bank, Ltd.-New York Branch
70,000,000	1.930		05/01/20	70,051,974
MUFG Bank, Ltd.
15,000,000	1.960		10/15/20	15,061,229
National Bank of Kuwait S.A.K.P
18,932,000	2.050		03/06/20	18,933,346
82,855,000	1.750		03/18/20	82,856,959
100,000,000	2.050		03/26/20	100,023,803
30,000,000	2.050		03/30/20	30,008,018
13,613,000	2.050		04/07/20	13,617,587
10,000,000	1.900		04/27/20	10,002,726
42,111,000	1.810		06/17/20	42,121,084
Nordea Bank ABP-New York Branch
150,000,000	1.580		03/04/20	150,000,581
127,900,000	1.510		02/25/21	128,077,873
Norinchukin Bank (The)
37,000,000	1.880		03/12/20	37,004,008
65,000,000	2.050		04/08/20	65,037,508
20,000,000	1.450		08/28/20	20,006,024
Oversea-Chinese Banking Corp., Ltd.
60,000,000	1.620		08/20/20	60,036,143
Skandinaviska Enskilda Banken AB
8,600,000	2.450		05/27/20	8,619,591
Sumitomo Mitsui Banking Corp.
125,000,000	1.960		04/13/20	125,066,026
Toronto-Dominion Bank (The)
200,000,000	1.220	(a)	03/02/21	200,000,000
Wells Fargo Bank N.A.
55,000,000	1.930		10/15/20	55,203,212

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR
(Cost $1,845,154,920)				$1,846,090,603

Fixed Rate Municipal Debt Obligations – 2.0%
Citibank N.A.
$61,000,000	3.050%		05/01/20	$61,060,865
11,650,000	2.100		06/12/20	11,659,138
Commonwealth Bank of Australia
12,617,000	2.250	(b)	03/10/20	12,618,786
Macquarie Bank Ltd.
22,357,000	2.850	(b)	07/29/20	22,463,341
MUFG Bank Ltd.
42,008,000	2.750	(b)	09/14/20	42,260,785
Shell International Finance B.V.
15,350,000	2.125		05/11/20	15,357,982
44,700,000	2.017		06/29/20	44,483,682
Svenska Handelsbanken AB
13,118,000	1.950		09/08/20	13,155,769
Toronto-Dominion Bank (The)
4,450,000	3.150		09/17/20	4,487,024
Toyota Motor Credit Corp.
65,000,000	1.980		10/23/20	65,062,810
UBS AG-London Branch
31,587,000	2.200		06/08/20	31,612,537
8,571,000	2.450		12/01/20	8,622,522

20	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Value

Fixed Rate Municipal Debt Obligations – (continued)
Westpac Banking Corp.
$8,515,000	2.150%		03/06/20	$8,515,551

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS
(Cost $341,045,832)				$341,360,792

Time Deposit – 16.5%
Australia and New Zealand Banking Group Ltd.
$200,000,000	1.600%		03/02/20	$199,984,088
450,000,000	1.600		03/03/20	449,952,111
Banco Santander, S.A.
400,000,000	1.620		03/06/20	399,926,024
Credit Industriel et Commercial
250,000,000	1.600		03/02/20	249,980,110
DBS Bank Ltd.
220,000,000	1.610		03/03/20	219,976,830
350,000,000	1.610		03/05/20	349,944,217
DNB Bank ASA
312,100,000	1.570		03/02/20	312,100,000
HSBC Bank PLC
350,000,000	1.650		03/02/20	350,000,000
National Bank of Canada
371,000,000	1.650		03/09/20	371,011,872

TOTAL TIME DEPOSIT
(Cost $2,903,100,000)				$2,902,875,252

Variable Rate(c) Municipal Debt Obligations(c) – 1.6%
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
$15,000,000	1.520%		03/07/20	$15,000,000
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
35,000,000	1.590		03/07/20	35,000,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)(b)
29,110,000	1.620		03/01/20	29,110,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)
58,800,000	1.600		03/07/20	58,800,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 1997 P-2-RMKT (GTY AGMT – Brigham & Women’s Hospital, Inc.)(JPMorgan Chase & Co. SPA)
150,000	1.140		03/07/20	150,000
Michigan Finance Authority
20,000,000	1.610		03/07/20	20,000,000
New Mexico Hospital Equipment Loan Council
39,845,000	1.600		03/07/20	39,845,000
Regents of the University of California VRDN RB Taxable Series 2011 Z-1
54,925,000	1.590		03/07/20	54,925,000

Variable Rate(c) Municipal Debt Obligations(c) – (continued)
Triborough Bridge & Tunnel Authority VRDN RB Refunding for Metropolitan Transportation Authority Bridges & Tunnels Series 2018E (Bank of America N.A., LOC) WI
24,000,000	1.560		03/07/20	24,000,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS
(Cost $276,829,991)				$276,830,000

Variable Rate Obligations(d) – 32.6%
Banco Del Estado De Chile (3 Mo. LIBOR + 0.07%)
$60,384,000	1.876%		07/23/20	$60,383,886
Banco Santander, S.A. (1 Mo. LIBOR + 0.25%)
52,000,000	1.903	(b)	08/13/20	52,039,078
Bank of Montreal (1 Mo. LIBOR + 0.18%)
30,000,000	1.835		04/03/20	30,004,194
Bank of Montreal (FEDL01 + 0.21%)
30,000,000	1.790		02/08/21	30,008,319
Bank of Montreal (3 Mo. LIBOR + 0.08%)
60,550,000	1.968		09/11/20	60,578,265
Bank of Montreal (1 Mo. LIBOR + 0.30%)
80,000,000	1.971		10/09/20	80,106,661
Bank of Montreal (3 Mo. LIBOR + 0.17%)
34,878,000	2.042		10/08/20	34,913,291
Bank of Montreal (SOFR + 0.23%)
80,000,000	1.810		05/08/20	80,026,104
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.12%)
40,000,000	2.048		09/21/20	40,021,827
Bank of Nova Scotia (The) (FEDL01 + 0.40%)
29,650,000	1.980		09/14/20	29,695,754
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.09%)
110,000,000	1.937		02/12/21	109,999,386
Bank of Nova Scotia (The) (1 Mo. LIBOR + 0.21%)
20,000,000	1.869	(b)	07/17/20	20,011,670
Bank of Nova Scotia (The) (FEDL01 + 0.29%)
60,000,000	1.870		07/10/20	60,051,193
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.06%)
50,000,000	1.802		05/07/20	50,007,968
Bank of Nova Scotia (The) (1 Mo. LIBOR + 0.23%)
35,000,000	1.892		06/04/20	35,019,160
Bank of Nova Scotia (The) (1 Mo. LIBOR + 0.16%)
65,850,000	1.763	(b)	05/29/20	65,876,140
Bank of Nova Scotia (The) (1 Mo. LIBOR + 0.19%)
45,000,000	1.860		08/07/20	45,021,215
Bedford Row Funding Corp. (1 Mo. LIBOR + 0.18%)
30,000,000	1.793	(b)	03/27/20	30,005,186
BNP Paribas-New York Branch (3 Mo. LIBOR + 0.20%)
36,950,000	2.078		10/09/20	36,991,983
BNP Paribas-New York Branch (1 Mo. LIBOR + 0.18%)
62,535,000	1.819		05/21/20	62,561,616
Canadian Imperial Bank of Commerce (FEDL01 + 0.28%)
30,000,000	1.860		07/10/20	30,024,251
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.18%)
25,000,000	1.846		04/06/20	25,004,884
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.07%)
150,000,000	1.699	(b)	08/20/20	150,028,248

The accompanying notes are an integral part of these financial statements.	21

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Obligations(d) – (continued)
Collateralized Commercial Paper Flex Co., LLC (1 Mo. LIBOR + 0.20%)
$25,000,000	1.855	% (b)	07/01/20	$25,009,701
Commonwealth Bank of Australia (3 Mo. LIBOR + 0.02%)
60,000,000	1.854	(b)	07/10/20	60,006,314
Commonwealth Bank of Australia (3 Mo. LIBOR + 0.12%)
38,068,000	2.005	(b)	12/03/20	38,096,543
Commonwealth Bank of Australia (3 Mo. LIBOR + 0.15%)
55,219,000	2.085	(b)	09/24/20	55,264,899
Commonwealth Bank of Australia (3 Mo. LIBOR + 0.11%)
60,000,000	2.010	(b)	09/17/20	60,035,304
Commonwealth Bank of Australia (1 Mo. LIBOR + 0.17%)
37,500,000	1.825	(b)	04/02/20	37,506,943
Cooeperatieve Rabobank U.A. (3 Mo. LIBOR + 0.11%)
85,000,000	1.998		12/11/20	84,999,945
Cooeperatieve Rabobank U.A.-London Branch
35,000,000	1.837		05/18/20	35,010,724
Credit Agricole Corporate and Investment Bank (3 Mo. LIBOR + 0.26%)
25,000,000	2.138		10/09/20	25,034,900
Credit Agricole Corporate and Investment Bank (FEDL01 + 0.33%)
31,850,000	1.910		06/12/20	31,875,770
Credit Agricole Corporate and Investment Bank (FEDL01 + 0.43%)
29,064,000	2.010		06/26/20	29,099,461
Credit Agricole Corporate and Investment Bank (1 Mo. LIBOR + 0.16%)
30,000,000	1.773		10/27/20	30,024,170
Credit Suisse AG-New York Branch (3 Mo. LIBOR + 0.23%)
55,000,000	2.118		12/30/20	55,058,340
Credit Suisse AG-New York Branch (SOFR + 0.29%)
16,000,000	1.870		08/07/20	16,009,752
Credit Suisse AG-New York Branch (SOFR + 0.38%)
40,000,000	1.960		05/04/20	40,020,183
Credit Suisse AG-New York Branch (SOFR + 0.48%)
13,550,000	2.060		10/02/20	13,573,275
Credit Suisse AG-New York Branch (SOFR + 0.21%)
52,000,000	1.790		11/18/20	52,001,502
Credit Suisse AG-New York Branch (SOFR + 0.28%)
75,000,000	1.860		07/07/20	75,037,359
DNB Bank ASA (1 Mo. LIBOR + 0.20%)
85,000,000	1.829	(b)	07/22/20	85,067,621
DNB Bank ASA (1 Mo. LIBOR + 0.10%)
26,400,000	1.716	(b)	02/24/21	26,399,016
HSBC Bank USA, N.A. (3 Mo. LIBOR + 0.06%)
74,000,000	1.966		03/03/20	74,000,000
HSBC Bank USA, N.A. (3 Mo. LIBOR + 0.20%)
8,084,000	1.937		11/06/20	8,092,218
ING (U.S.) Funding LLC (1 Mo. LIBOR + 0.17%)
103,000,000	1.841	(b)	08/10/20	103,056,363
Macquarie Bank Ltd. (3 Mo. LIBOR + 0.12%)
35,000,000	1.862	(b)	05/07/20	35,009,356
Macquarie Bank Ltd. (1 Mo. LIBOR + 0.25%)
10,000,000	1.921	(b)	07/09/20	10,007,050
Mitsubishi UFJ Trust and Banking Corp. (1 Mo. LIBOR + 0.05%)
72,000,000	1.700		06/17/20	72,002,237

Variable Rate Obligations(d) – (continued)
Mitsubishi UFJ Trust and Banking Corp. (1 Mo. LIBOR + 0.23%)
55,000,000	1.895		03/11/20	55,005,787
Mitsubishi UFJ Trust and Banking Corp. (1 Mo. LIBOR + 0.08%)
35,000,000	1.750		06/09/20	35,003,289
Mizuho Bank, Ltd.-New York Branch (1 Mo. LIBOR + 0.08%)
34,000,000	1.745		09/11/20	34,007,994
Mizuho Bank, Ltd.-New York Branch (1 Mo. LIBOR + 0.15%)
95,000,000	1.800		05/14/20	95,037,564
Mizuho Bank, Ltd.-New York Branch (1 Mo. LIBOR + 0.21%)
135,000,000	1.880		08/07/20	135,106,343
MUFG Bank, Ltd.-New York Branch (1 Mo. LIBOR + 0.15%)
10,000,000	1.803		07/13/20	10,003,927
National Australia Bank Ltd. (1 Mo. LIBOR + 0.17%)
32,500,000	1.825	(b)	04/01/20	32,505,102
National Australia Bank Ltd. (3 Mo. LIBOR + 0.13%)
40,000,000	1.871	(b)	11/05/20	40,034,803
National Australia Bank Ltd. (3 Mo. LIBOR + 0.12%)
29,737,000	2.012	(b)	12/03/20	29,759,296
National Australia Bank Ltd. (3 Mo. LIBOR + 0.09%)
100,000,000	1.977	(b)	09/11/20	100,051,874
National Bank of Canada (3 Mo. LIBOR + 0.07%)
50,000,000	1.833	(b)	05/01/20	50,008,030
National Bank of Canada (FEDL01 + 0.36%)
94,716,000	1.940	(b)	08/19/20	94,833,811
Natixis-New York Branch (1 Mo. LIBOR + 0.29%)
39,000,000	1.958		06/05/20	39,034,042
Natixis-New York Branch (FEDL01 + 0.40%)
65,000,000	1.980		08/06/20	65,085,574
Natixis-New York Branch (SOFR + 0.34%)
30,000,000	1.920		03/12/20	30,002,909
Natixis-New York Branch (FEDL01 + 0.32%)
64,000,000	1.900		04/09/20	64,019,402
Natixis-New York Branch (3 Mo. LIBOR + 0.20%)
90,000,000	1.907		11/13/20	90,112,046
Natixis-New York Branch (SOFR + 0.25%)
48,900,000	1.830		02/12/21	48,890,468
Nordea Bank ABP (1 Mo. LIBOR + 0.18%)
50,000,000	1.835		07/02/20	50,023,822
Nordea Bank ABP-New York Branch (3 Mo. LIBOR + 0.16%)
75,000,000	1.966		10/23/20	75,066,787
Nordea Bank ABP-New York Branch (3 Mo. LIBOR + 0.11%)
35,000,000	2.002		12/07/20	35,018,475
Old Line Funding Corp. (1 Mo. LIBOR + 0.20%)
43,000,000	1.870	(b)	07/07/20	43,026,574
Oversea-Chinese Banking Corp., Ltd. (3 Mo. LIBOR + 0.08%)
7,000,000	1.989	(b)	04/02/20	7,000,693
Oversea-Chinese Banking Corp., Ltd. (3 Mo. LIBOR + 0.10%)
75,000,000	2.006	(b)	09/03/20	75,002,391
Oversea-Chinese Banking Corp., Ltd. (3 Mo. LIBOR + 0.12%)
35,708,000	1.862	(b)	08/07/20	35,726,306
Ridgefield Funding Company, LLC (1 Mo. LIBOR + 0.25%)
100,000,000	1.918	(b)	06/05/20	100,062,113
Royal Bank of Canada (1 Mo. LIBOR + 0.18%)
40,000,000	1.835	(b)	04/02/20	40,007,783
Royal Bank of Canada (FEDL01 + 0.28%)
40,000,000	1.860		04/09/20	40,010,488
45,000,000	1.860		06/12/20	45,029,536

22	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Obligations(d) – (continued)
Royal Bank of Canada (FEDL01 + 0.27%)
$50,000,000	1.850	% (b)	07/02/20	$50,036,385
Royal Bank of Canada (FEDL01 + 0.36%)
25,000,000	1.940	(b)	07/29/20	25,031,416
Skandinaviska Enskilda Banken AB (3 Mo. LIBOR + 0.08%)
135,000,000	1.988		10/05/20	135,063,307
Skandinaviska Enskilda Banken AB (3 Mo. LIBOR + 0.14%)
20,000,000	1.877		11/06/20	20,014,778
Skandinaviska Enskilda Banken AB (1 Mo. LIBOR + 0.20%)
70,000,000	1.847		07/20/20	70,046,139
Skandinaviska Enskilda Banken AB (3 Mo. LIBOR + 0.17%)
18,322,000	2.013		10/16/20	18,338,954
65,000,000	1.989		10/21/20	65,061,488
Societe Generale (3 Mo. LIBOR + 0.18%)
55,000,000	1.981		04/24/20	55,017,450
60,000,000	1.911		05/11/20	60,023,926
Societe Generale (FEDL01 + 0.37%)
6,500,000	1.950	(b)	06/15/20	6,506,161
Societe Generale (3 Mo. LIBOR + 0.21%)
75,600,000	2.116		03/03/20	75,600,000
Standard Chartered Bank-New York Branch (3 Mo. LIBOR + 0.09%)
50,000,000	1.938		10/13/20	50,021,256
Standard Chartered Bank-New York Branch (1 Mo. LIBOR + 0.19%)
85,000,000	1.860		02/08/21	84,999,034
Sumitomo Mitsui Banking Corp. (3 Mo. LIBOR + 0.42%)
9,867,000	2.033		08/28/20	9,887,374
Sumitomo Mitsui Banking Corp. (1 Mo. LIBOR + 0.27%)
60,000,000	1.938		05/05/20	60,027,309
Sumitomo Mitsui Banking Corp. (3 Mo. LIBOR + 0.06%)
120,000,000	1.739		05/26/20	120,024,997
Sumitomo Mitsui Trust Bank, Ltd. (3 Mo. LIBOR + 0.02%)
50,000,000	1.898		07/09/20	50,005,184
Sumitomo Mitsui Trust Bank, Ltd. (3 Mo. LIBOR + 0.07%)
50,000,000	1.763		05/19/20	50,010,577
Sumitomo Mitsui Trust Bank, Ltd. (1 Mo. LIBOR + 0.12%)
25,000,000	1.749		05/22/20	25,007,254
Svenska Handelsbanken AB (3 Mo. LIBOR + 0.28%)
20,010,000	2.179		09/11/20	20,038,337
Svenska Handelsbanken AB-New York Branch (1 Mo. LIBOR + 0.22%)
17,000,000	1.849		07/22/20	17,012,690
Svenska Handelsbanken AB-New York Branch (3 Mo. LIBOR + 0.16%)
36,989,000	2.003		10/16/20	37,025,520
Svenska Handelsbanken AB-New York Branch (3 Mo. LIBOR + 0.11%)
65,000,000	2.016		12/03/20	65,034,109
Toronto-Dominion Bank (The) (FEDL01 + 0.31%)
52,000,000	1.890		04/30/20	52,024,008
UBS AG-London Branch (3 Mo. LIBOR + 0.04%)
50,000,000	1.876	(b)	07/16/20	50,003,571
Wells Fargo Bank N.A. (FEDL01 + 0.29%)
65,000,000	1.870		04/06/20	65,016,060
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.22%)
60,000,000	1.878		07/15/20	60,020,400

Variable Rate Obligations(d) – (continued)
Wells Fargo Bank N.A. (3 Mo. LIBOR + 0.12%)
62,076,000	2.020		10/13/20	62,113,725
Westpac Banking Corp. (FEDL01 + 0.26%)
180,000,000	1.840	(b)	06/26/20	180,125,869
Westpac Banking Corp. (3 Mo. LIBOR + 0.13%)
50,000,000	1.936		10/23/20	50,038,154
10,000,000	1.924		10/26/20	10,007,144
60,000,000	1.900		10/30/20	60,047,182

TOTAL VARIABLE RATE OBLIGATIONS
(Cost $5,746,498,518)				$5,749,386,212

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
(Cost $14,464,499,493)				$14,470,377,385

Repurchase Agreements(e) – 14.5%
BNP Paribas
$60,000,000	1.700%		03/02/20	$60,000,200
Maturity Value: $60,008,500
Collateralized by various sovereign debt security issuers, 2.375% to 6.750%, due 02/11/24 to 01/31/50. The aggregate market value of the collateral, including accrued interest, was $63,000,969.

BNP Paribas (OBFR + 0.20%)
50,000,000	1.780	(d)	03/06/20	50,000,000
Maturity Value: $52,674,942
Settlement Date: 03/24/17

Collateralized by mortgage-backed obligations, 2.632% to 5.403%, due 07/25/45 to 04/25/57, various asset-backed obligations,
0.000% to 8.979%, due 02/22/21 to 01/28/70, various corporate security issuers, 0.000% to 7.450%, due 12/29/21 to 01/01/99 and various sovereign debt security issuers, 5.600% to 8.875%, due
03/09/24 to 11/14/24. The aggregate market value of the collateral, including accrued interest, was $59,080,852.

BofA Securities, Inc.
280,000,000	1.680		03/02/20	280,000,473
Maturity Value: $280,039,200
Collateralized by various equity securities. The market value of the collateral, including accrued interest, was $302,400,003.

BofA Securities, Inc. (OBFR + 0.75%)
135,000,000	2.330	(d)	06/29/20	135,000,000
Maturity Value: $136,459,162
Settlement Date: 01/16/20

Collateralized by an Exchange-Traded Fund and various corporate security issuers, 0.000% to 4.625%, due 07/15/20 to 09/30/46.
The aggregate market value of the collateral, including accrued interest, was $147,500,043.

Citigroup Global Markets Inc. (3 Mo. LIBOR + 0.43%)
29,000,000	2.333	(d)	03/23/20	29,000,000
Maturity Value: $29,178,501
Settlement Date: 12/19/19

Collateralized by mortgage-backed obligations, 0.080% to
4.160%, due 12/25/30 to 01/25/66 and various asset-backed
obligations, 0.000% to 6.330%, due 07/20/21 to 12/05/42. The aggregate market value of the collateral, including accrued
interest, was $31,900,003.

The accompanying notes are an integral part of these financial statements.	23

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Repurchase Agreements(e) – (continued)
Citigroup Global Markets, Inc. (3 Mo. LIBOR + 0.40%)
$50,500,000	2.107	% (d)	05/18/20	$50,500,000
Maturity Value: $51,052,772
Settlement Date: 11/13/19

Collateralized by mortgage-backed obligations, 1.638% to
4.877%, due 12/18/33 to 01/25/60 and various asset-backed
obligations, 0.000% to 5.410%, due 12/01/25 to 11/25/68. The aggregate market value of the collateral, including accrued
interest, was $55,549,999.

108,000,000	2.243	(d)	06/02/20	108,000,000
Maturity Value: $112,285,667
Settlement Date: 09/10/18

Collateralized by mortgage-backed obligations, 1.638% to
5.603%, due 12/25/30 to 03/12/44 and various asset-backed
obligations, 0.000% to 7.380%, due 12/01/25 to 07/25/59. The aggregate market value of the collateral, including accrued
interest, was $118,800,002.

Credit Suisse Securities (USA) LLC (1 Mo. LIBOR + 0.50%)
30,000,000	2.103	(d)	04/03/20	30,000,000
Maturity Value: $31,886,030
Settlement Date: 04/27/17
Collateralized by various corporate security issuers, 0.000% to 10.875%, due 06/15/20 to 09/30/39. The aggregate market value of the collateral, including accrued interest, was $33,005,787.

HSBC Bank PLC (OBFR + 0.34%)
140,000,000	1.920		04/03/20	140,000,000
Maturity Value: $141,650,132
Settlement Date: 08/30/19

Collateralized by an Exchange-Traded Fund, U.S. Treasury Notes,
1.125% to 2.500%, due 09/30/21 to 07/31/23 and various
equity securities. The aggregate market value of the collateral, including accrued interest, was $145,327,890.

HSBC Securities (USA) Inc.
75,000,000	1.780		03/02/20	75,000,743
Maturity Value: $75,011,125
Collateralized by various corporate security issuers, 2.661% to 10.500%, due 09/15/22 to 12/31/99. The aggregate market value of the collateral, including accrued interest, was $82,071,317.

ING Financial Markets LLC
38,000,000	1.680		03/02/20	38,000,064
Maturity Value: $38,005,320

Collateralized by various corporate security issuers, 1.625% to
5.625%, due 03/16/20 to 03/01/49 and various sovereign debt
security issuers, 5.600% to 6.875%, due 11/14/24 to 03/17/36.
The aggregate market value of the collateral, including accrued interest, was $41,775,981.

J.P. Morgan Securities LLC (OBFR + 0.29%)
365,000,000	1.870	(f)	03/07/20	365,000,000
Maturity Value: $365,549,831
Settlement Date: 02/19/20

Collateralized by auction rate preferred security, 7.600%, due
12/31/99, an Exchange-Traded Fund, various corporate security issuers, 0.625% to 4.750%, due 04/01/20 to 05/01/32 and
various equity securities. The aggregate market value of the collateral, including accrued interest, was $394,804,359.

Repurchase Agreements(e) – (continued)
Joint Account III
300,000,000	1.607		03/02/20	299,998,707
Maturity Value: $300,040,174

MUFG Securities Americas Inc.
50,000,000	1.680		03/02/20	50,000,085
Maturity Value: $50,007,000
Collateralized by municipal debt obligations, 2.000% to 7.672%, due 08/01/26 to 04/01/53. The aggregate market value of the collateral, including accrued interest, was $52,562,166.
50,000,000	1.750		03/02/20	50,000,372
Maturity Value: $50,007,292
Collateralized by an Exchange-Traded Fund and various equity securities. The aggregate market value of the collateral, including accrued interest, was $54,000,004.
150,000,000	1.750		03/02/20	150,001,116
Maturity Value: $150,021,875

Collateralized by an Exchange-Traded Fund, various corporate security issuers, 0.750% to 2.000%, due 11/15/24 to 08/15/28 and various equity securities. The aggregate market value of the collateral, including accrued interest, was $162,000,007.

RBC Capital Markets, LLC
100,000,000	1.680		03/02/20	100,000,169
Maturity Value: $100,014,000
Collateralized by various corporate security issuers, 0.000% to 8.400%, due 03/04/20 to 01/31/50. The aggregate market value of the collateral, including accrued interest, was $105,000,000.

Societe Generale
150,000,000	1.800		03/02/20	150,001,733
Maturity Value: $150,022,500

Collateralized by mortgage-backed obligations, 3.600% to
5.622%, due 11/10/39 to 07/15/47, various asset-backed
obligations, 1.727% to 7.234%, due 01/27/26 to 11/15/39,
various corporate security issuers, 3.875% to 11.125%, due
03/15/20 to 10/15/93 and various sovereign debt security
issuers, 2.625% to 9.500%, due 01/21/21 to 03/11/61. The
aggregate market value of the collateral, including accrued
interest, was $165,980,993.

Societe Generale (OBFR + 0.36%)
176,000,000	1.940	(d)	04/03/20	176,000,000
Maturity Value: $177,195,040
Settlement Date: 12/03/19

Collateralized by various asset-backed obligations, 1.797% to
6.940%, due 05/15/25 to 04/25/37, various corporate security issuers, 2.015% to 9.875%, due 12/01/20 to 02/15/30 and
various sovereign debt security issuers, 2.704% to 8.875%, due
09/26/22 to 09/21/47. The aggregate market value of the
collateral, including accrued interest, was $194,631,446.

Wells Fargo Securities LLC
70,000,000	1.680		03/02/20	70,000,118
Maturity Value: $70,009,800
Collateralized by various corporate security issuers, 0.000% to 9.375%, due 03/02/20 to 12/01/54. The aggregate market value of the collateral, including accrued interest, was $73,499,998.

24	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Value

Repurchase Agreements(e) – (continued)
Wells Fargo Securities LLC (3 Mo. LIBOR + 0.40%)
$50,500,000	2.131	% (d)	05/07/20	$50,500,000
Maturity Value: $51,026,120
Settlement Date: 11/13/19
Collateralized by various asset-backed obligations, 2.027% to 9.658%, due 02/21/23 to 10/25/56. The aggregate market value of the collateral, including accrued interest, was $57,146,338.
92,500,000	2.113	(d)	05/08/20	92,500,000
Maturity Value: $93,146,079
Settlement Date: 01/10/20

Collateralized by mortgage-backed obligation, 5.759%, due
04/15/35 and various corporate security issuers, 3.750% to
11.375%, due 03/01/20 to 12/31/99. The aggregate market
value of the collateral, including accrued interest, was
$101,872,972.

TOTAL REPURCHASE AGREEMENTS
(Cost $2,549,500,000)				$2,549,503,780

TOTAL INVESTMENTS – 96.6%
(Cost $17,013,999,493)				$17,019,881,165

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.4%				595,422,614

NET ASSETS – 100.0%				$17,615,303,779

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Rate shown is that which is in effect on February 29, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 29, 2020.

(e)	Unless noted, all repurchase agreements were entered into on February 29, 2020. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

(f)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	—US Federal Funds Effective Rate
GO	—General Obligation
GTY AGMT	—Guaranty Agreement
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
OBFR	—Overnight Bank Funding Rate
RB	—Revenue Bond
RMKT	—Remarketed
SOFR	—Secured Overnight Financing Rate
SPA	—Stand-by Purchase Agreement
VRDN	—Variable Rate Demand Notes
WI	—When Issued Security

The accompanying notes are an integral part of these financial statements.	25

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Commercial Paper and Corporate Obligations – 22.0%
Albion Capital LLC
$15,000,000	1.709%		03/03/20	$14,997,360
25,000,000	1.668		03/06/20	24,992,319
15,000,000	1.680		03/30/20	14,980,250
3,233,000	1.713		04/27/20	3,224,994
50,000,000	1.756		05/20/20	49,831,331
Alpine Securitization LLC
40,000,000	1.968		04/13/20	39,917,500
Antalis S.A.
15,100,000	1.701		03/02/20	15,097,778
Atlantic Asset Securitization LLC
20,000,000	1.946		04/06/20	19,966,877
Bank of China Ltd.-Hong Kong Branch
25,000,000	1.992		04/20/20	24,935,758
Banque et Caisse d’Epargne de l’Etat, Luxembourg
10,000,000	1.969		05/27/20	9,964,128
10,659,000	1.456		09/24/20	10,571,005
Barclays Bank UK PLC
15,000,000	1.818		04/24/20	14,961,057
Barclays US CCP Funding LLC
24,750,000	1.728		06/25/20	24,628,069
Bedford Row Funding Corp.
10,000,000	1.627		03/05/20	9,997,280
15,000,000	1.516		08/26/20	14,880,750
BNG Bank N.V.
40,000,000	1.769		07/21/20	39,783,040
BPCE
4,050,000	2.039		05/19/20	4,036,468
20,738,000	1.724		01/15/21	20,510,218
CAFCO, LLC
34,850,000	2.106		04/02/20	34,799,740
Cancara Asset Securitisation LLC
14,500,000	1.682		04/14/20	14,470,930
Charta, LLC
30,000,000	1.777		04/08/20	29,947,767
23,500,000	1.787		04/15/20	23,452,261
China Construction Bank Corp.
5,000,000	2.054		04/09/20	4,990,804
5,000,000	2.075		04/09/20	4,990,803
Citigroup Global Markets Inc.
25,000,000	2.000		06/25/20	24,885,851
CNPC Finance (HK) Ltd.
4,000,000	2.091		03/23/20	3,995,877
1,929,000	2.101		03/23/20	1,927,012
Collateralized Commercial Paper Flex Co., LLC
24,000,000	2.768		04/23/20	23,942,910
14,343,000	1.991		10/14/20	14,200,213
Columbia Funding Company, LLC
6,000,000	1.930		07/22/20	5,960,778
DBS Bank Ltd.
12,000,000	1.992		04/09/20	11,978,502
Dexia Credit Local
10,100,000	2.044		03/06/20	10,096,878
5,954,000	2.002		04/08/20	5,943,435
10,000,000	2.129		04/14/20	9,979,543
35,000,000	1.938		04/15/20	34,926,843
40,000,000	1.681		08/21/20	39,685,000

Commercial Paper and Corporate Obligations – (continued)
Dexia Credit Local-New York Branch
30,000,000	2.054		03/05/20	29,992,050
Federation des caisses Desjardins du Quebec
7,500,000	2.650		05/14/20	7,476,424
7,000,000	2.650		05/15/20	6,977,737
First Abu Dhabi Bank P.J.S.C.
30,000,000	1.941		03/06/20	29,990,783
10,000,000	1.725		05/12/20	9,969,352
Gotham Funding Corp.
70,000,000	1.681		04/02/20	69,891,776
Industrial & Commercial Bank of China Ltd.-New York Branch
10,000,000	2.352		03/31/20	9,984,738
J.P. Morgan Securities LLC
18,000,000	2.714		05/15/20	17,942,750
Kells Funding, LLC
25,000,000	1.736		04/29/20	24,933,917
22,986,000	1.464		08/27/20	22,818,541
KFW
18,000,000	1.252	(a)	03/01/21	17,779,180
Landesbank Hessen-Thueringen Girozentrale
20,000,000	1.951		04/24/20	19,956,476
286,000	1.652		02/04/21	282,557
24,000,000	1.737		02/04/21	23,711,124
LMA-Americas LLC
11,500,000	1.934		04/06/20	11,480,954
19,500,000	1.501		11/20/20	19,275,086
Longship Funding LLC
20,000,000	1.660		03/18/20	19,983,016
Macquarie Bank Ltd.
10,000,000	1.839		04/14/20	9,979,709
Matchpoint Finance PLC
20,000,000	1.923		03/20/20	19,981,310
7,408,000	1.934		04/02/20	7,396,819
10,000,000	1.998		05/15/20	9,966,334
11,000,000	1.940		05/18/20	10,961,549
National Australia Bank Ltd.
20,000,000	2.757		03/02/20	19,997,347
40,000,000	2.068		05/01/20	39,899,480
National Securities Clearing Corp.
10,000,000	1.899		06/02/20	9,962,132
14,000,000	1.640		08/20/20	13,906,620
40,000,000	1.559		02/24/21	39,473,893
Nederlandse Waterschapsbank N.V.
25,000,000	2.028		03/03/20	24,995,606
35,000,000	1.736		04/24/20	34,916,863
Nordea Bank ABP
10,000,000	1.465		02/24/21	9,862,239
Oesterreichische Kontrollbank AG
7,000,000	2.116		03/24/20	6,992,597
10,000,000	2.029		04/09/20	9,982,882
Old Line Funding Corp.
30,000,000	1.992		03/23/20	29,968,640
8,000,000	1.840		04/23/20	7,981,337
Oversea-Chinese Banking Corp., Ltd.
11,243,000	2.106		03/19/20	11,232,900
10,000,000	2.037		05/01/20	9,972,245
Regency Markets No. 1, LLC
15,000,000	1.690		03/04/20	14,996,513

26	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Value

Commercial Paper and Corporate Obligations – (continued)
Ridgefield Funding Company, LLC
$10,000,000	2.075%		04/02/20	$9,984,558
12,000,000	1.934		04/13/20	11,975,700
Royal Bank of Canada
23,000,000	2.044		03/19/20	22,979,722
Santander UK PLC
45,000,000	1.838		04/02/20	44,934,550
25,000,000	1.744		04/08/20	24,957,222
Shell International Finance B.V.
10,000,000	1.976		08/31/20	9,927,696
10,000,000	2.022		09/28/20	9,914,504
Societe Generale
25,000,000	2.423		03/11/20	24,987,008
Sumitomo Mitsui Trust Bank, Ltd.-Singapore Branch
8,000,000	1.713		04/13/20	7,984,800
50,000,000	1.872		05/06/20	49,857,484
Thunder Bay Funding, LLC
10,400,000	2.044		03/19/20	10,390,681
22,900,000	1.992		03/23/20	22,875,451
20,000,000	2.106		04/02/20	19,969,872
Versailles Commercial Paper LLC
9,200,000	1.581		05/21/20	9,166,062
Victory Receivables Corp.
50,000,000	1.681		04/03/20	49,920,618

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS
(Cost $1,671,357,125)				$1,672,150,733

Certificates of Deposit-Yankeedollar – 12.4%
Banco Del Estado De Chile
$4,219,000	1.970%		04/22/20	$4,221,455
10,000,000	1.710		09/14/20	10,016,231
Barclays Bank PLC-New York Branch
40,000,000	1.750		03/31/20	40,005,968
Credit Agricole Corporate and Investment Bank
210,000,000	1.590		03/03/20	209,999,553
Credit Suisse AG-New York Branch
11,000,000	2.810		03/09/20	11,003,694
Industrial & Commercial Bank of China Ltd.-New York Branch
35,000,000	2.320		03/31/20	35,017,901
Landesbank Hessen-Thueringen Girozentrale
10,000,000	2.000		04/06/20	10,005,321
Mizuho Bank, Ltd.-New York Branch
15,550,000	1.930		05/01/20	15,561,546
MUFG Bank, Ltd.
7,000,000	1.960		10/15/20	7,028,574
National Bank of Kuwait S.A.K.P
8,414,000	2.050		03/06/20	8,414,598
34,097,000	1.750		03/18/20	34,097,806
6,424,000	2.050		04/07/20	6,426,165
25,000,000	1.950		04/17/20	25,007,335
20,000,000	1.900		04/24/20	20,005,176
17,344,000	1.810		06/17/20	17,348,153
Nordea Bank ABP-New York Branch
140,000,000	1.580		03/04/20	140,000,542
65,000,000	1.510		02/25/21	65,090,397

Certificates of Deposit-Yankeedollar – (continued)
Norinchukin Bank (The)
35,000,000	1.650		03/06/20	35,000,499
20,000,000	1.880		03/12/20	20,002,166
25,000,000	2.050		04/08/20	25,014,426
8,000,000	1.450		08/28/20	8,002,410
Oversea-Chinese Banking Corp., Ltd.
20,000,000	1.620		08/20/20	20,012,048
Sumitomo Mitsui Banking Corp.
61,500,000	1.960		04/13/20	61,532,485
Toronto-Dominion Bank (The)
85,000,000	1.220	(a)	03/02/21	85,000,000
Wells Fargo Bank N.A.
32,000,000	1.930		10/15/20	32,118,233

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR
(Cost $945,553,218)				$945,932,682

Fixed Rate Municipal Debt Obligations – 1.2%
ABN Amro Bank NV
$10,685,000	2.229	%(b)	01/19/21	$10,705,408
Citibank N.A.
11,500,000	3.050		05/01/20	11,511,475
14,010,000	2.100		06/12/20	14,020,989
Exxon Mobil Corp.
14,819,000	2.222	(a)	03/01/21	14,884,560
Shell International Finance B.V.
9,259,000	2.125		05/11/20	9,263,815
UBS AG-London Branch
3,500,000	2.200		06/08/20	3,502,830
10,000,000	2.450		12/01/20	10,060,112
UBS AG-Stamford Branch
18,000,000	2.350		03/26/20	18,006,480
Westpac Banking Corp.
1,985,000	3.050		05/15/20	1,991,293
1,720,000	2.300		05/26/20	1,722,580

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS
(Cost $95,651,800)				$95,669,542

Time Deposit – 12.8%
Australia and New Zealand Banking Group Ltd.
$100,000,000	1.600%		03/02/20	$99,992,044
150,000,000	1.600		03/03/20	149,984,037
Banco Santander, S.A.
200,000,000	1.620		03/06/20	199,963,012
DBS Bank Ltd.
80,000,000	1.610		03/03/20	79,991,574
150,000,000	1.610		03/05/20	149,976,093
DNB Bank ASA
149,500,000	1.570		03/02/20	149,500,000
National Bank of Canada
142,000,000	1.650		03/09/20	142,004,544

TOTAL TIME DEPOSIT
(Cost $971,500,000)				$971,411,304

The accompanying notes are an integral part of these financial statements.	27

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 1.0%
United States Treasury Bills
$77,900,000	1.529	% (a)	04/28/20	$77,734,896
(Cost $77,718,234)

Variable Rate(c) Municipal Debt Obligations(c) – 1.8%
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
$8,000,000	1.520%		03/07/20	$8,000,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)(b)
30,000,000	1.620		03/01/20	30,000,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)
22,400,000	1.600		03/07/20	22,400,000
New Mexico Hospital Equipment Loan Council
15,000,000	1.600		03/07/20	15,000,000
Providence Health & Services Obligated Group VRDN RB Series 2012-E (U.S. Bank N.A., SBPA)
30,000,000	1.660		03/07/20	30,000,000
Regents of the University of California VRDN RB Taxable Series 2011 Z-1
22,000,000	1.590		03/07/20	22,000,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding for Metropolitan Transportation Authority Bridges & Tunnels Series 2018E (Bank of America N.A., LOC) WI
7,000,000	1.560		03/07/20	7,000,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS
(Cost $134,400,000)				$134,400,000

Variable Rate Obligations(d) – 32.0%
ANZ New Zealand (Int’l) Ltd.-London Branch (3 Mo. LIBOR + 0.00%)
$49,500,000	1.843	%(b)	07/16/20	$49,503,584
Banco Del Estado De Chile (3 Mo. LIBOR + 0.07%)
22,839,000	1.876		07/23/20	22,838,957
Bank of America, N.A.
30,000,000	1.946		10/06/20	30,038,841
Bank of Montreal (SOFR + 0.23%)
25,000,000	1.810		05/08/20	25,008,157
Bank of Montreal (FEDL01 + 0.36%)
10,000,000	1.940		08/03/20	10,011,242
Bank of Montreal (3 Mo. LIBOR + 0.14%)
25,000,000	1.832		11/18/20	25,022,924
Bank of Montreal (3 Mo. LIBOR + 0.17%)
12,155,000	2.042		10/08/20	12,167,299
Bank of Montreal (1 Mo. LIBOR + 0.30%)
25,000,000	1.971		10/09/20	25,033,331
Bank of Montreal (1 Mo. LIBOR + 0.18%)
10,000,000	1.835		04/03/20	10,001,398
Bank of Montreal (FEDL01 + 0.21%)
20,000,000	1.790		02/08/21	20,005,546
Bank of Montreal (3 Mo. LIBOR + 0.08%)
20,950,000	1.968		09/11/20	20,959,779

Variable Rate Obligations(d) – (continued)
Bank of Nova Scotia (The) (1 Mo. LIBOR + 0.16%)
27,000,000	1.763	(b)	05/29/20	27,010,718
Bank of Nova Scotia (The) (FEDL01 + 0.29%)
25,000,000	1.870		07/10/20	25,021,331
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.12%)
15,000,000	2.048		09/21/20	15,008,185
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.10%)
20,000,000	1.851		08/04/20	20,008,373
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.13%)
11,999,000	1.822		11/18/20	12,009,156
Bank of Nova Scotia (The) (1 Mo. LIBOR + 0.19%)
15,000,000	1.860		08/07/20	15,007,072
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.09%)
53,000,000	1.937		02/12/21	52,999,704
Bedford Row Funding Corp. (1 Mo. LIBOR + 0.19%)
21,000,000	1.849	(b)	04/16/20	21,005,443
Bedford Row Funding Corp. (1 Mo. LIBOR + 0.20%)
48,000,000	1.847	(b)	03/19/20	48,007,247
Bedford Row Funding Corp. (1 Mo. LIBOR + 0.18%)
15,000,000	1.793	(b)	03/27/20	15,002,593
BNP Paribas-New York Branch (1 Mo. LIBOR + 0.18%)
20,070,000	1.819		05/21/20	20,078,542
BNP Paribas-New York Branch (3 Mo. LIBOR + 0.13%)
13,000,000	1.924		07/27/20	13,007,794
BNZ International Funding Ltd. (1 Mo. LIBOR + 0.21%)
10,000,000	1.813	(b)	05/29/20	10,005,231
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.07%)
35,000,000	1.699	(b)	08/20/20	35,006,591
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.18%)
10,000,000	1.846		04/06/20	10,001,953
Canadian Imperial Bank of Commerce (FEDL01 + 0.28%)
25,000,000	1.860		07/10/20	25,020,209
Canadian Imperial Bank of Commerce (FEDL01 + 0.30%)
25,000,000	1.880		04/27/20	25,010,554
Commonwealth Bank of Australia (1 Mo. LIBOR + 0.17%)
8,625,000	1.825	(b)	04/02/20	8,626,597
Commonwealth Bank of Australia (3 Mo. LIBOR + 0.11%)
20,000,000	2.010	(b)	09/17/20	20,011,768
Commonwealth Bank of Australia (3 Mo. LIBOR + 0.15%)
21,104,000	2.085	(b)	09/24/20	21,121,542
Commonwealth Bank of Australia (3 Mo. LIBOR + 0.12%)
15,692,000	2.005	(b)	12/03/20	15,703,766
Commonwealth Bank of Australia (3 Mo. LIBOR + 0.02%)
20,000,000	1.854	(b)	07/10/20	20,002,105
Cooeperatieve Rabobank U.A. (3 Mo. LIBOR + 0.11%)
30,000,000	1.998		12/11/20	29,999,981
Credit Agricole Corporate and Investment Bank (FEDL01 + 0.43%)
12,044,000	2.010		06/26/20	12,058,695
Credit Industriel et Commercial (FEDL01 + 0.16%)
60,000,000	1.740		11/25/20	60,004,327
Credit Suisse AG-New York Branch (3 Mo. LIBOR + 0.23%)
30,000,000	2.118		12/30/20	30,031,822
Credit Suisse AG-New York Branch (SOFR + 0.38%)
10,000,000	1.960		05/04/20	10,005,046
Credit Suisse AG-New York Branch (3 Mo. LIBOR + 0.08%)
50,000,000	1.775		05/26/20	50,012,771

28	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Obligations(d) – (continued)
Credit Suisse AG-New York Branch (SOFR + 0.48%)
$19,000,000	2.060%		10/02/20	$19,032,637
Credit Suisse AG-New York Branch (SOFR + 0.21%)
23,000,000	1.790		11/18/20	23,000,664
DNB Bank ASA (1 Mo. LIBOR + 0.20%)
40,000,000	1.829	(b)	07/22/20	40,031,821
DNB Bank ASA (1 Mo. LIBOR + 0.10%)
8,000,000	1.716	(b)	02/24/21	7,999,702
DNB Bank ASA (3 Mo. LIBOR + 0.04%)
15,000,000	1.927		03/06/20	15,000,159
Federation des caisses Desjardins du Quebec (3 Mo. LIBOR + 0.10%)
15,000,000	1.988	(b)	09/11/20	15,007,001
HSBC Bank USA, N.A. (3 Mo. LIBOR + 0.20%)
4,733,000	1.937		11/06/20	4,737,811
ING (U.S.) Funding LLC (1 Mo. LIBOR + 0.17%)
30,000,000	1.841	(b)	08/10/20	30,016,417
Lloyds Bank PLC (SOFR + 0.14%)
49,125,000	1.720		08/13/20	49,131,454
Macquarie Bank Ltd. (3 Mo. LIBOR + 0.12%)
10,000,000	1.862	(b)	05/07/20	10,002,673
Macquarie Bank Ltd. (3 Mo. LIBOR + 0.10%)
5,000,000	1.807	(b)	05/13/20	5,001,267
Matchpoint Finance PLC (1 Mo. LIBOR + 0.28%)
18,000,000	1.938	(b)	04/17/20	18,007,104
Mitsubishi UFJ Trust and Banking Corp. (1 Mo. LIBOR + 0.05%)
30,000,000	1.700		06/17/20	30,000,932
Mitsubishi UFJ Trust and Banking Corp. (1 Mo. LIBOR + 0.08%)
20,000,000	1.750		06/09/20	20,001,879
Mitsubishi UFJ Trust and Banking Corp. (1 Mo. LIBOR + 0.23%)
20,000,000	1.895		03/11/20	20,002,104
9,000,000	1.859		06/23/20	9,005,485
Mitsubishi UFJ Trust and Banking Corp. (3 Mo. LIBOR + 0.07%)
41,000,000	1.717		05/26/20	41,009,500
Mizuho Bank, Ltd.-New York Branch (1 Mo. LIBOR + 0.22%)
10,000,000	1.849		06/23/20	10,006,801
Mizuho Bank, Ltd.-New York Branch (1 Mo. LIBOR + 0.21%)
40,000,000	1.880		08/07/20	40,031,509
Mizuho Bank, Ltd.-New York Branch (1 Mo. LIBOR + 0.15%)
40,000,000	1.800		05/14/20	40,015,816
Mizuho Bank, Ltd.-New York Branch (1 Mo. LIBOR + 0.08%)
10,000,000	1.745		09/11/20	10,002,351
National Australia Bank Ltd. (1 Mo. LIBOR + 0.17%)
10,000,000	1.825	(b)	04/01/20	10,001,570
National Australia Bank Ltd. (3 Mo. LIBOR + 0.12%)
12,594,000	2.012	(b)	12/03/20	12,603,443
National Australia Bank Ltd. (3 Mo. LIBOR + 0.09%)
35,000,000	1.977	(b)	09/11/20	35,018,156
National Bank of Canada (3 Mo. LIBOR + 0.07%)
9,000,000	1.833	(b)	05/01/20	9,001,445
National Bank of Canada (FEDL01 + 0.36%)
28,263,000	1.940	(b)	08/19/20	28,298,154
Natixis-New York Branch (3 Mo. LIBOR + 0.20%)
30,000,000	1.907		11/13/20	30,037,349
39,900,000	2.161		12/29/20	39,955,441
Natixis-New York Branch (SOFR + 0.34%)
15,000,000	1.920		03/12/20	15,001,454

Variable Rate Obligations(d) – (continued)
Natixis-New York Branch (1 Mo. LIBOR + 0.29%)
25,000,000	1.958		06/05/20	25,021,822
Natixis-New York Branch (FEDL01 + 0.40%)
35,000,000	1.980		08/06/20	35,046,079
Oversea-Chinese Banking Corp., Ltd. (3 Mo. LIBOR + 0.08%)
2,000,000	1.989	(b)	04/02/20	2,000,198
Oversea-Chinese Banking Corp., Ltd. (3 Mo. LIBOR + 0.12%)
15,000,000	1.862	(b)	08/07/20	15,007,690
Overseas Private Investment Corp. (USA) (3 Mo. U.S. T-Bill + 0.00%)
3,768,348	1.730		03/07/20	3,768,348
4,058,992	1.730		03/07/20	4,058,992
Ridgefield Funding Company, LLC (1 Mo. LIBOR + 0.25%)
9,000,000	1.918	(b)	06/05/20	9,005,590
Royal Bank of Canada (1 Mo. LIBOR + 0.18%)
20,000,000	1.835	(b)	04/02/20	20,003,892
Royal Bank of Canada (FEDL01 + 0.28%)
15,000,000	1.860		04/09/20	15,003,933
20,000,000	1.860		06/12/20	20,013,127
Skandinaviska Enskilda Banken AB (1 Mo. LIBOR + 0.20%)
40,000,000	1.847		07/20/20	40,026,365
Skandinaviska Enskilda Banken AB (3 Mo. LIBOR + 0.17%)
5,758,000	2.013		10/16/20	5,763,328
17,000,000	1.989		10/21/20	17,016,081
Societe Generale (3 Mo. LIBOR + 0.21%)
25,000,000	2.116		03/03/20	25,000,000
Societe Generale (3 Mo. LIBOR + 0.18%)
8,000,000	1.981		04/24/20	8,002,538
Standard Chartered Bank-New York Branch (1 Mo. LIBOR + 0.19%)
40,000,000	1.860		02/08/21	39,999,545
Standard Chartered Bank-New York Branch (3 Mo. LIBOR + 0.09%)
40,000,000	1.938		10/13/20	40,017,005
Sumitomo Mitsui Banking Corp. (1 Mo. LIBOR + 0.27%)
30,000,000	1.938		05/05/20	30,013,655
Sumitomo Mitsui Banking Corp. (3 Mo. LIBOR + 0.06%)
35,000,000	1.739		05/26/20	35,007,291
Sumitomo Mitsui Banking Corp. (1 Mo. LIBOR + 0.20%)
10,000,000	1.829		06/23/20	10,005,837
Sumitomo Mitsui Banking Corp. (3 Mo. LIBOR + 0.41%)
19,750,000	2.309		06/18/20	19,775,224
Sumitomo Mitsui Banking Corp. (3 Mo. LIBOR + 0.42%)
3,616,000	2.033		08/28/20	3,623,466
Sumitomo Mitsui Trust Bank Ltd. (3 Mo. LIBOR + 0.07%)
15,000,000	1.763		05/19/20	15,003,173
Sumitomo Mitsui Trust Bank Ltd. (1 Mo. LIBOR + 0.12%)
35,000,000	1.749		05/22/20	35,010,155
Sumitomo Mitsui Trust Bank Ltd. (1 Mo. LIBOR + 0.05%)
44,000,000	1.697		06/19/20	44,003,639
Svenska Handelsbanken AB-New York Branch (3 Mo. LIBOR + 0.15%)
50,000,000	2.111		12/30/20	50,044,964
Svenska Handelsbanken AB-New York Branch (3 Mo. LIBOR + 0.11%)
20,000,000	2.016		12/03/20	20,010,495

The accompanying notes are an integral part of these financial statements.	29

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Variable Rate Obligations(d) – (continued)
Svenska Handelsbanken AB-New York Branch (3 Mo. LIBOR + 0.16%)
$13,152,000	2.003%		10/16/20	$13,164,985
Svenska Handelsbanken AB-New York Branch (1 Mo. LIBOR + 0.19%)
4,000,000	1.860		05/07/20	4,001,499
Svenska Handelsbanken AB-New York Branch (1 Mo. LIBOR + 0.22%)
20,000,000	1.849		07/22/20	20,014,930
Toronto-Dominion Bank (The) (FEDL01 + 0.31%)
19,000,000	1.890		04/30/20	19,008,772
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.08%)
30,000,000	1.821		08/05/20	30,010,106
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.28%)
15,000,000	2.168		06/11/20	15,010,936
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.19%)
18,000,000	2.151	(b)	09/30/20	18,019,611
UBS AG-London Branch (3 Mo. LIBOR + 0.04%)
20,000,000	1.876	(b)	07/16/20	20,001,428
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.22%)
15,000,000	1.878		07/15/20	15,005,100
Wells Fargo Bank N.A. (FEDL01 + 0.29%)
20,000,000	1.870		04/06/20	20,004,941
Wells Fargo Bank N.A. (3 Mo. LIBOR + 0.12%)
20,828,000	2.020		10/13/20	20,840,658
Westpac Banking Corp. (FEDL01 + 0.26%)
50,000,000	1.840	(b)	06/26/20	50,034,963
Westpac Banking Corp. (3 Mo. LIBOR + 0.13%)
25,000,000	1.936		10/23/20	25,019,077
30,000,000	1.900		10/30/20	30,023,591

TOTAL VARIABLE RATE OBLIGATIONS
(Cost $2,440,559,870)				$2,441,755,302

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
(Cost $6,336,740,247)				$6,339,054,459

Repurchase Agreements-Unaffiliated Issuers(e) – 16.9%
BNP Paribas (OBFR + 0.20%)
$20,000,000	1.780	%(d)	03/06/20	$20,000,000
Maturity Value: $21,069,977
Settlement Date: 03/24/17

Collateralized by mortgage-backed obligations, 1.877% to
6.877%, due 02/25/24 to 08/25/58, various asset-backed
obligations, 0.000% to 8.979%, due 02/22/21 to 01/28/70,
various corporate security issuers, 0.000% to 8.250%, due
01/15/21 to 02/15/50 and various sovereign debt security
issuers, 4.875% to 8.750%, due 01/22/21 to 11/14/24. The
aggregate market value of the collateral, including accrued
interest, was $23,424,125.

BofA Securities, Inc.
120,000,000	1.680		03/02/20	120,000,203
Maturity Value: $120,016,800
Collateralized by various equity securities. The market value of the collateral, including accrued interest, was $129,600,104.

Repurchase Agreements-Unaffiliated Issuers(e) – (continued)
BofA Securities, Inc. (OBFR + 0.75%)
57,000,000	2.330	(d)	06/29/20	57,000,000
Maturity Value: $57,616,091
Settlement Date: 01/16/20

Collateralized by an Exchange-Traded Fund and various corporate security issuers, 1.375% to 6.125%, due 05/01/20 to 08/15/28.
The aggregate market value of the collateral, including accrued interest, was $62,277,845.

Citigroup Global Markets Inc. (3 Mo. LIBOR + 0.43%)
10,000,000	2.333	(d)	03/23/20	10,000,000
Maturity Value: $10,061,552
Settlement Date: 12/19/19

Collateralized by mortgage-backed obligations, 1.767% to
1.837%, due 06/25/37 and various asset-backed obligations,
0.000% to 6.630%, due 12/01/25 to 01/25/58. The aggregate
market value of the collateral, including accrued interest, was
$11,000,002.

Citigroup Global Markets, Inc. (3 Mo. LIBOR + 0.40%)
20,000,000	2.107	(d)	05/18/20	20,000,000
Maturity Value: $20,218,920
Settlement Date: 11/13/19

Collateralized by mortgage-backed obligations, 1.638% to
4.160%, due 12/25/30 to 09/25/64 and various asset-backed
obligations, 0.000% to 6.330%, due 07/20/21 to 12/05/42. The aggregate market value of the collateral, including accrued
interest, was $21,999,999.

37,000,000	2.243	(d)	06/02/20	37,000,000
Maturity Value: $38,468,238
Settlement Date: 09/10/18

Collateralized by mortgage-backed obligations, 0.411% to
5.858%, due 06/20/31 to 09/25/59 and various asset-backed
obligations, 0.000% to 4.627%, due 11/25/28 to 10/25/68. The aggregate market value of the collateral, including accrued
interest, was $40,702,434.

HSBC Bank PLC (OBFR + 0.34%)
60,000,000	1.920		04/03/20	60,000,000
Maturity Value: $60,707,200
Settlement Date: 08/30/19
Collateralized by various equity securities. The market value of the collateral, including accrued interest, was $64,800,001.

HSBC Securities (USA) Inc.
50,000,000	1.780		03/02/20	50,000,495
Maturity Value: $50,007,417

Collateralized by various corporate security issuers, 2.400% to
8.750%, due 12/01/20 to 06/05/15 and various sovereign debt
security issuers, 3.125% to 4.236%, due 09/06/23 to 04/22/45.
The aggregate market value of the collateral, including accrued interest, was $53,842,946.

ING Financial Markets LLC
80,000,000	1.680		03/02/20	80,000,135
Maturity Value: $80,011,200

Collateralized by various corporate security issuers, 1.625% to
3.376%, due 03/16/20 to 02/01/30 and various sovereign debt
security issuers, 4.850% to 6.875%, due 10/24/28 to 09/30/49.
The aggregate market value of the collateral, including accrued interest, was $87,929,240.

30	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Value

Repurchase Agreements-Unaffiliated Issuers(e) – (continued)
J.P. Morgan Securities LLC (OBFR + 0.29%)
$135,000,000	1.870%		03/07/20	$135,000,000
Maturity Value: $135,203,362
Settlement Date: 02/19/20

Collateralized by auction rate preferred securities, 6.000% to
7.477%, due 02/15/40 to 12/31/99, Exchange-Traded Funds,
various corporate security issuers, 0.875% to 6.000%, due
01/15/21 to 09/30/46 and various equity securities. The
aggregate market value of the collateral, including accrued
interest, was $146,204,295.

Joint Account III
250,000,000	1.607		03/02/20	249,998,923
Maturity Value: $250,033,478

MUFG Securities Americas Inc.
50,000,000	1.680		03/02/20	50,000,085
Maturity Value: $50,007,000

Collateralized by various corporate security issuers, 0.000% to
4.500%, due 03/02/20 to 03/15/50 and various sovereign debt
security issuer, 2.375%, due 10/17/24. The aggregate market value of the collateral, including accrued interest, was $52,391,157.

50,000,000	1.750		03/02/20	50,000,372
Maturity Value: $50,007,292

Shared collateral consisting of an Exchange-Traded Fund, various corporate security issuers, 0.125% to 6.000%, due 06/15/20 to
09/30/46 and various equity securities. The aggregate market value of the collateral, including accrued interest, was $108,206,337.

50,000,000	1.750		03/02/20	50,000,372
Maturity Value: $50,007,292

Shared collateral consisting of an Exchange-Traded Fund, various corporate security issuers, 0.125% to 6.000%, due 06/15/20 to
09/30/46 and various equity securities. The aggregate market value of the collateral, including accrued interest, was
$108,206,337.

Societe Generale
50,000,000	1.800		03/02/20	50,000,577
Maturity Value: $50,007,500

Collateralized by mortgage-backed obligations, 1.857% to
5.909%, due 07/15/34 to 07/15/47, various asset-backed
obligations, 1.797% to 7.234%, due 01/27/26 to 11/15/39,
various corporate security issuers, 1.950% to 10.500%, due
11/03/20 to 11/01/31 and various sovereign debt security
issuers, 4.500% to 11.875%, due 01/31/22 to 03/11/61. The
aggregate market value of the collateral, including accrued
interest, was $54,948,082.

Societe Generale (OBFR + 0.36%)
61,000,000	1.940	(d)	04/03/20	61,000,000
Maturity Value: $61,414,190
Settlement Date: 12/03/19

Collateralized by mortgage-backed obligations, 1.847% to
5.622%, due 11/10/39 to 07/20/46, various asset-backed
obligations, 1.807% to 5.520%, due 03/14/29 to 04/25/37,
various corporate security issuers, 3.087% to 10.750%, due
03/15/21 to 10/15/93 and various sovereign debt security
issuers, 2.704% to 11.875%, due 06/27/22 to 03/11/61. The
aggregate market value of the collateral, including accrued
interest, was $67,690,859.

Repurchase Agreements-Unaffiliated Issuers(e) – (continued)
Wells Fargo Securities LLC
130,000,000	1.680		03/02/20	130,000,220
Maturity Value: $130,018,200
Collateralized by various corporate security issuers, 0.000% to 6.450%, due 03/02/20 to 04/01/50. The aggregate market value of the collateral, including accrued interest, was $136,500,001.

Wells Fargo Securities LLC (3 Mo. LIBOR + 0.40%)
20,000,000	2.131	(d)	05/07/20	20,000,000
Maturity Value: $20,208,364
Settlement Date: 11/13/19
Collateralized by various asset-backed obligations, 2.027% to 9.658%, due 02/21/23 to 10/25/56. The aggregate market value of the collateral, including accrued interest, was $22,670,452.
38,000,000	2.113	(d)	05/08/20	38,000,000
Maturity Value: $38,265,416
Settlement Date: 01/10/20

Collateralized by mortgage-backed obligations, 4.649% to
5.759%, due 04/15/35 to 02/10/36 and various corporate
security issuers, 4.875% to 11.000%, due 03/01/20 to 08/15/27.
The aggregate market value of the collateral, including accrued interest, was $41,894,227.

TOTAL REPURCHASE AGREEMENTS-UNAFFILIATED ISSUERS
(Cost $1,288,000,000)				$1,288,001,382

TOTAL INVESTMENTS – 100.1%
(Cost $7,624,740,247)				$7,627,055,841

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%				(7,222,234)

NET ASSETS – 100.0%				$7,619,833,607

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Rate shown is that which is in effect on February 29, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 29, 2020.

(e)	Unless noted, all repurchase agreements were entered into on February 29, 2020. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

The accompanying notes are an integral part of these financial statements.	31

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	—US Federal Funds Effective Rate
GO	—General Obligation
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
OBFR	—Overnight Bank Funding Rate
RB	—Revenue Bond
RMKT	—Remarketed
SBPA	—Standby Bond Purchase Agreement
SOFR	—Secured Overnight Financing Rate
SPA	—Stand-by Purchase Agreement
T-Bill	—Treasury Bill
VRDN	—Variable Rate Demand Notes
WI	—When Issued Security

32	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 109.1%
United States Treasury Bills
$55,200,000	1.474	%(a)	03/03/20	$55,197,777
505,700,000	1.562		03/03/20	505,656,875
69,900,000	1.567		03/03/20	69,894,020
1,657,000,000	1.573		03/03/20	1,656,857,774
632,200,000	1.592		03/05/20	632,090,419
82,900,000	1.862		03/05/20	82,883,282
169,200,000	1.867		03/05/20	169,165,784
111,800,000	1.868		03/05/20	111,777,392
56,000,000	1.870		03/05/20	55,988,660
1,072,800,000	1.873		03/05/20	1,072,582,460
92,000,000	1.907		03/05/20	91,980,987
6,423,300,000	1.568		03/10/20	6,420,827,025
149,200,000	1.577		03/10/20	149,142,185
487,000,000	1.598		03/10/20	486,808,852
73,700,000	1.608		03/12/20	73,664,419
523,300,000	1.613		03/12/20	523,046,563
2,705,100,000	1.559		03/17/20	2,703,260,532
4,490,000,000	1.588		03/17/20	4,486,886,942
920,000,000	1.598		03/17/20	919,358,044
5,100,000	1.486		03/19/20	5,096,277
399,525,000	1.593		03/24/20	399,125,530
729,000,000	1.598		03/24/20	728,268,772
2,000,000,000	1.603		03/24/20	1,997,987,500
2,780,000,000	1.557	(a)	03/31/20	2,776,691,800
131,600,000	1.546		04/02/20	131,422,779
1,740,000,000	1.551		04/02/20	1,737,649,068
60,000,000	1.564		04/02/20	59,918,133
288,000,000	1.836		04/02/20	287,541,760
750,000,000	1.842		04/02/20	748,803,334
32,600,000	1.575		04/07/20	32,548,234
111,000,000	1.579		04/07/20	110,823,171
118,300,000	1.590		04/07/20	118,110,326
44,700,000	1.600		04/07/20	44,627,872
222,900,000	1.528		04/09/20	222,526,762
36,600,000	1.536		04/09/20	36,540,327
15,200,000	1.546		04/09/20	15,175,053
347,400,000	1.585		04/09/20	346,814,776
392,400,000	1.587		04/09/20	391,737,907
479,600,000	1.590		04/09/20	478,789,476
99,000,000	1.600		04/09/20	98,831,617
44,600,000	1.668		04/09/20	44,521,365
7,900,000	1.670		04/09/20	7,886,050
503,300,000	1.671		04/09/20	502,411,256
46,300,000	1.676		04/09/20	46,217,991
90,700,000	1.681		04/09/20	90,538,856
25,000,000	1.692		04/09/20	24,955,312
95,100,000	1.717		04/09/20	94,927,433
279,900,000	1.661		04/16/20	279,303,183
172,500,000	1.580		04/21/20	172,119,518
11,800,000	1.595		04/21/20	11,773,838
276,800,000	1.401	(a)	04/28/20	276,207,956
815,800,000	1.523	(a)	04/28/20	813,902,812
2,605,000,000	1.529	(a)	04/28/20	2,598,921,675
352,100,000	1.567		04/30/20	351,184,969
96,600,000	1.561		05/07/20	96,324,931
490,100,000	1.572		05/07/20	488,695,319

U.S. Treasury Obligations – (continued)
United States Treasury Bills – (continued)
81,900,000	1.577%		05/14/20	81,639,899
75,400,000	1.572		05/21/20	75,138,739
6,775,000,000	1.577		05/21/20	6,751,448,386
54,400,000	1.531		05/28/20	54,200,533
6,035,000,000	1.536		05/28/20	6,012,797,880
38,700,000	1.547		07/02/20	38,500,340
21,500,000	1.568		07/02/20	21,387,609
49,300,000	1.573		07/02/20	49,041,442
115,900,000	1.578		07/02/20	115,290,173
151,500,000	1.537		07/09/20	150,679,375
123,400,000	1.542		07/09/20	122,729,355
6,200,000	1.537		08/06/20	6,158,503
2,450,000,000	1.547		08/13/20	2,433,043,956
1,000,000,000	1.475		08/27/20	992,840,000
426,600,000	1.308		02/25/21	421,167,131
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.03%)
19,600,000	1.544	(b)	04/30/20	19,599,596
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
1,360,600,000	1.554	(b)	07/31/20	1,360,584,763
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
2,325,900,000	1.556	(b)	10/31/20	2,325,717,807
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.12%)
461,000,000	1.626	(b)	01/31/21	460,691,980
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
638,050,000	1.650	(b)	04/30/21	637,524,562
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.15%)
1,860,425,000	1.665	(b)	01/31/22	1,860,414,143
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.22%)
1,773,300,000	1.731	(b)	07/31/21	1,773,155,885
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.30%)
663,200,000	1.811	(b)	10/31/21	664,502,647
United States Treasury Notes
288,800,000	2.250		03/31/20	288,879,994
360,675,000	1.125		04/30/20	360,334,365
158,000,000	1.375		04/30/20	157,886,067
503,000,000	2.375		04/30/20	503,428,329
377,400,000	3.500		05/15/20	378,449,382
99,500,000	1.375		05/31/20	99,392,660
165,600,000	1.500		05/31/20	165,469,352
18,400,000	2.500		05/31/20	18,425,414
21,600,000	1.500		06/15/20	21,581,992
12,000,000	1.625		07/31/20	12,000,617
62,200,000	2.625		11/15/20	62,729,175
62,200,000	2.750		11/30/20	62,818,011
124,400,000	2.500		12/31/20	125,533,097
39,100,000	1.375		01/31/21	39,100,617
30,000,000	2.250	(a)	02/15/21	30,327,521
30,000,000	3.625	(a)	02/15/21	30,717,241

The accompanying notes are an integral part of these financial statements.	33

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)
$369,800,000	2.500	%(a)	02/28/21	$373,825,125
122,400,000	2.375		03/15/21	123,659,116

TOTAL INVESTMENTS – 109.1%				$66,218,805,709

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.1)%				(5,542,363,527)

NET ASSETS – 100.0%				$60,676,442,182

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 29, 2020.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
T-Bill	—Treasury Bill

34	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 36.9%
United States Treasury Bills
$2,100,000	1.401	%(a)	04/28/20	$2,095,508
22,200,000	1.537		08/06/20	22,051,414
1,224,800,000	1.547		08/13/20	1,216,323,362
670,000,000	1.547		08/20/20	665,166,322
700,000,000	1.475		08/27/20	694,988,000
112,700,000	1.308		02/25/21	111,264,734
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
627,300,000	1.554	(b)	07/31/20	627,281,229
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
630,565,000	1.556	(b)	10/31/20	630,512,513
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.12%)
124,800,000	1.626	(b)	01/31/21	124,725,760
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
211,900,000	1.650	(b)	04/30/21	211,725,499
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.15%)
699,275,000	1.665	(b)	01/31/22	699,265,919
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.22%)
354,100,000	1.731	(b)	07/31/21	354,024,721
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.30%)
137,700,000	1.811	(b)	10/31/21	138,033,385
United States Treasury Notes
20,800,000	2.250		03/31/20	20,798,472
50,775,000	1.125		04/30/20	50,711,852
13,900,000	1.375		04/30/20	13,887,583
128,700,000	2.375		04/30/20	128,795,289
103,825,000	3.500		05/15/20	104,099,032
30,300,000	1.375		05/31/20	30,267,313
3,200,000	2.500		05/31/20	3,204,420
43,100,000	1.625		07/31/20	43,102,237
16,400,000	2.625		11/15/20	16,539,525
16,400,000	2.750		11/30/20	16,562,948
32,800,000	2.500		12/31/20	33,098,759
10,300,000	1.375		01/31/21	10,300,163
7,900,000	2.250	(a)	02/15/21	7,986,247
7,900,000	3.625	(a)	02/15/21	8,088,874
97,200,000	2.500	(a)	02/28/21	98,257,835
32,300,000	2.375		03/15/21	32,632,267

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$6,115,791,182

Repurchase Agreements(c) – 60.7%
Bank of Montreal
$150,000,000	1.570	%(d)	03/07/20	$150,000,000
Maturity Value: $150,588,750
Settlement Date: 01/07/20

Collateralized by U.S. Treasury Bills, 0.000%, due 03/26/20 to
08/20/20, U.S. Treasury Bonds, 3.000% to 3.875%, due
08/15/40 to 02/15/49 and U.S. Treasury Notes, 1.500% to
2.750%, due 11/30/21 to 01/31/27. The aggregate market value of the collateral, including accrued interest, was $153,000,020.

150,000,000	1.570	(d)	03/07/20	150,000,000
Maturity Value: $150,542,958
Settlement Date: 01/09/20

Collateralized by a U.S. Treasury Bill, 0.000%, due 08/20/20,
U.S. Treasury Bonds, 2.875% to 3.125%, due 05/15/48 to
05/15/49 and U.S. Treasury Notes, 1.625% to 2.875%, due
11/30/20 to 08/15/28. The aggregate market value of the
collateral, including accrued interest, was $153,000,012.

350,000,000	1.570	(d)	03/07/20	350,000,000
Maturity Value: $351,327,958
Settlement Date: 01/10/20

Collateralized by U.S. Treasury Bonds, 2.750% to 3.625%, due
11/15/42 to 02/15/44 and a U.S. Treasury Floating Rate Note,
1.556%, due 10/31/20. The aggregate market value of the
collateral, including accrued interest, was $357,000,038.

Barclays Bank PLC
2,000,000,000	1.590		03/02/20	2,000,000,000
Maturity Value: $2,000,265,000

Collateralized by a U.S. Treasury Bond, 3.000%, due 05/15/45
and U.S. Treasury Notes, 1.125% to 2.625%, due 02/28/21 to
04/30/26. The aggregate market value of the collateral,
including accrued interest, was $2,040,270,319.

BNP Paribas
90,000,000	1.590		03/02/20	90,000,000
Maturity Value: $90,011,925

Collateralized by a U.S. Treasury Bond, 2.750%, due 11/15/42, a
U.S. Treasury Floating Rate Note, 1.811%, due 10/31/21, a
U.S. Treasury Inflation-Indexed Bond, 1.000%, due 02/15/48,
U.S. Treasury Interest-Only Stripped Securities, 0.000%, due
05/15/21 to 02/15/45 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 11/15/28 to 05/15/44. The
aggregate market value of the collateral, including accrued
interest, was $91,800,000.

100,000,000	1.590		03/02/20	100,000,000
Maturity Value: $100,013,250

Collateralized by a U.S. Treasury Bill, 0.000%, due 04/14/20,
U.S. Treasury Bonds, 3.125% to 3.750%, due 02/15/43 to
11/15/43 and U.S. Treasury Notes, 1.500% to 2.125%, due
10/31/20 to 09/30/24. The aggregate market value of the
collateral, including accrued interest, was $102,000,077.

The accompanying notes are an integral part of these financial statements.	35

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
BNP Paribas – (continued)
$350,000,000	1.570	%(d)	03/03/20	$350,000,000
Maturity Value: $350,931,097
Settlement Date: 01/02/20

Collateralized by U.S. Treasury Bills, 0.000%, due 03/17/20 to
04/14/20, U.S. Treasury Bonds, 2.875% to 8.750%, due
05/15/20 to 02/15/48, a U.S. Treasury Floating Rate Note,
1.544%, due 04/30/20, a U.S. Treasury Inflation-Indexed Bond,
1.000%, due 02/15/48, U.S. Treasury Inflation-Indexed Notes,
0.125% to 0.625%, due 07/15/21 to 01/15/30, U.S. Treasury
Interest-Only Stripped Securities, 0.000%, due 05/15/20 to
11/15/48, U.S. Treasury Notes, 1.625% to 2.750%, due
01/31/22 to 12/31/25 and U.S. Treasury Principal-Only
Stripped Securities, 0.000%, due 11/15/22 to 08/15/48. The
aggregate market value of the collateral, including accrued
interest, was $357,000,002.

350,000,000	1.580	(d)	03/07/20	350,000,000
Maturity Value: $351,397,861
Settlement Date: 01/13/20

Collateralized by a U.S. Treasury Bill, 0.000%, due 04/14/20,
U.S. Treasury Bonds, 2.250% to 8.750%, due 05/15/20 to
05/15/49, a U.S. Treasury Inflation-Indexed Bond, 2.375%, due
01/15/27, U.S. Treasury Inflation-Indexed Notes, 0.375% to
0.875%, due 07/15/23 to 01/15/29, U.S. Treasury Interest-Only
Stripped Securities, 0.000%, due 02/15/22 to 11/15/46, U.S.
Treasury Notes, 1.125% to 2.750%, due 04/30/20 to 01/31/26
and a U.S. Treasury Principal-Only Stripped Security, 0.000%,
due 08/15/44. The aggregate market value of the collateral,
including accrued interest, was $357,000,000.

350,000,000	1.580	(d)	03/07/20	350,000,000
Maturity Value: $351,843,334
Settlement Date: 01/16/20

Collateralized by U.S. Treasury Bills, 0.000%, due 03/26/20 to
04/14/20, U.S. Treasury Bonds, 2.250% to 8.750%, due
08/15/20 to 05/15/48, a U.S. Treasury Inflation-Indexed Bond,
2.375%, due 01/15/27, a U.S. Treasury Inflation-Indexed Note,
0.375%, due 07/15/23, U.S. Treasury Interest-Only Stripped
Securities, 0.000%, due 05/15/21 to 05/15/48, U.S. Treasury
Notes, 1.125% to 2.750%, due 08/31/20 to 12/31/25 and U.S.
Treasury Principal-Only Stripped Securities, 0.000%, due
02/15/44 to 02/15/48. The aggregate market value of the
collateral, including accrued interest, was $357,000,003.

BNP Paribas (Overnight Treasury + 0.02%)
700,000,000	1.610	(b)(d)	03/16/20	700,000,000
Settlement Date: 02/23/16

Collateralized by U.S. Treasury Bonds, 3.000% to 8.750%, due
05/15/20 to 02/15/48, U.S. Treasury Inflation-Indexed Bonds,
0.750% to 2.000%, due 01/15/26 to 02/15/44, U.S. Treasury
Inflation-Indexed Notes, 0.500% to 1.250%, due 07/15/20 to
01/15/28, U.S. Treasury Interest-Only Stripped Securities,
0.000%, due 05/15/20 to 08/15/48, U.S. Treasury Notes,
1.125% to 2.875%, due 10/31/20 to 05/15/23 and U.S. Treasury
Principal-Only Stripped Securities, 0.000%, due 05/15/20 to
05/15/49. The aggregate market value of the collateral,
including accrued interest, was $714,000,000.

Repurchase Agreements(c) – (continued)
BofA Securities, Inc.
100,000,000	1.540		03/02/20	100,000,000
Maturity Value: $100,012,833

Collateralized by a U.S. Treasury Inflation-Indexed Bond,
2.500%, due 01/15/29 and a U.S. Treasury Note, 2.375%, due
05/15/29. The aggregate market value of the collateral,
including accrued interest, was $102,000,107.

33,400,000	1.590		03/02/20	33,400,000
Maturity Value: $33,404,426
Collateralized by a U.S. Treasury Note, 2.250%, due 11/15/24. The market value of the collateral, including accrued interest, was $34,068,007.

Credit Agricole Corporate and Investment Bank
100,000,000	1.540		03/02/20	100,000,000
Maturity Value: $100,012,833

Collateralized by U.S. Treasury Bonds, 3.000% to 3.750%, due
11/15/43 to 02/15/47, U.S. Treasury Inflation-Indexed Notes,
0.125% to 1.250%, due 04/15/20 to 07/15/20 and U.S. Treasury
Notes, 1.250% to 2.750%, due 02/29/20 to 07/31/23. The
aggregate market value of the collateral, including accrued
interest, was $102,000,108.

400,000,000	1.590		03/02/20	400,000,000
Maturity Value: $400,053,000

Collateralized by U.S. Treasury Bonds, 2.875% to 5.375%, due
02/15/31 to 05/15/49, a U.S. Treasury Inflation-Indexed Note,
0.500%, due 01/15/28 and U.S. Treasury Notes, 2.000% to
2.500%, due 02/15/22 to 12/31/22. The aggregate market value of the collateral, including accrued interest, was $408,000,080.

HSBC Bank PLC (Overnight Treasury + 0.02%)
100,000,000	1.630	(b)	03/06/20	100,000,000
Maturity Value: $101,100,251
Settlement Date: 07/11/19
Collateralized by U.S. Treasury Notes, 1.875% to 3.500%, due 05/15/20 to 05/31/23. The aggregate market value of the collateral, including accrued interest, was $102,000,008.
175,000,000	1.630	(b)	03/06/20	175,000,000
Maturity Value: $177,218,612
Settlement Date: 06/04/19

Collateralized by U.S. Treasury Bonds, 0.000% to 2.500%, due
05/15/46 to 08/15/47 and U.S. Treasury Notes, 1.125% to
2.875%, due 01/31/21 to 11/15/25. The aggregate market value of the collateral, including accrued interest, was $178,500,076.

ING Financial Markets LLC
200,000,000	1.590		03/02/20	200,000,000
Maturity Value: $200,026,500

Collateralized by a U.S. Treasury Bond, 4.375%, due 11/15/39,
U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.625%, due
04/15/21 to 01/15/24 and U.S. Treasury Notes, 1.625% to
2.500%, due 03/15/20 to 02/28/26. The aggregate market value of the collateral, including accrued interest, was $204,000,001.

36	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
J.P. Morgan Securities LLC
$617,700,000	1.590%		03/02/20	$617,700,000
Maturity Value: $617,781,845

Collateralized by U.S. Treasury Interest-Only Stripped Securities,
0.000%, due 05/15/34 to 08/15/49 and U.S. Treasury Principal-
Only Stripped Securities, 0.000%, due 08/15/48 to 08/15/49.
The aggregate market value of the collateral, including accrued interest, was $630,137,483.

Joint Account I
1,100,000,000	1.590		03/02/20	1,100,000,000
Maturity Value: $1,100,145,750

MUFG Securities Americas Inc.
650,000,000	1.590		03/02/20	650,000,000
Maturity Value: $650,086,125

Collateralized by U.S. Treasury Bonds, 2.750% to 3.000%, due
08/15/45 to 05/15/49 and U.S. Treasury Notes, 1.250% to
3.000%, due 11/30/21 to 01/31/26. The aggregate market value of the collateral, including accrued interest, was $663,000,012.

MUFG Securities Americas Inc. (Overnight Treasury + 0.02%)
100,000,000	1.610	(b)	03/06/20	100,000,000
Maturity Value: $101,399,805
Settlement Date: 05/02/19
Collateralized by U.S. Treasury Notes, 1.125% to 2.750%, due 06/15/21 to 11/15/25. The aggregate market value of the collateral, including accrued interest, was $102,000,067.

Natixis-New York Branch
800,000,000	1.590		03/02/20	800,000,000
Maturity Value: $800,106,000

Collateralized by U.S. Treasury Bills, 0.000%, due 03/19/20 to
04/16/20, U.S. Treasury Bonds, 2.000% to 5.500%, due
08/15/28 to 02/15/50, U.S. Treasury Inflation-Indexed Bonds,
0.750% to 2.375%, due 01/15/27 to 02/15/47, U.S. Treasury
Inflation-Indexed Notes, 0.125% to 1.250%, due 07/15/20 to
07/15/29 and U.S. Treasury Notes, 1.500% to 2.875%, due
05/31/21 to 02/15/28. The aggregate market value of the
collateral, including accrued interest, was $816,000,016.

Nomura Securities International, Inc.
400,000,000	1.590		03/02/20	400,000,000
Maturity Value: $400,053,000

Collateralized by a U.S. Treasury Inflation-Indexed Bond,
1.750%, due 01/15/28, U.S. Treasury Inflation-Indexed Notes,
0.500% to 0.625%, due 01/15/24 to 04/15/24, U.S. Treasury
Interest-Only Stripped Securities, 0.000%, due 08/15/20 to
05/15/47, a U.S. Treasury Note, 1.625%, due 02/15/26 and U.S.
Treasury Principal-Only Stripped Securities, 0.000%, due
11/15/26 to 02/15/50. The aggregate market value of the
collateral, including accrued interest, was $408,000,077.

Norinchukin Bank (The)
35,000,000	1.670		03/04/20	35,000,000
Maturity Value: $35,147,749
Settlement Date: 12/04/19

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29
and a U.S. Treasury Inflation-Indexed Note, 0.375%, due
01/15/27. The aggregate market value of the collateral,
including accrued interest, was $35,700,106.

Repurchase Agreements(c) – (continued)
Norinchukin Bank (The) – (continued)
40,000,000	1.680		03/09/20	40,000,000
Maturity Value: $40,162,400
Settlement Date: 12/13/19

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29,
U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due
01/15/21 to 01/15/27 and a U.S. Treasury Note, 2.000%, due
11/15/26. The aggregate market value of the collateral,
including accrued interest, was $40,800,027.

65,000,000	1.680		03/09/20	65,000,000
Maturity Value: $65,269,967
Settlement Date: 12/11/19

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29,
U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due
01/15/21 to 01/15/27 and U.S. Treasury Notes, 2.000% to
2.625%, due 11/15/20 to 11/15/26. The aggregate market value of the collateral, including accrued interest, was $66,300,086.

100,000,000	1.700		03/17/20	100,000,000
Maturity Value: $100,429,722
Settlement Date: 12/17/19

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29
and a U.S. Treasury Inflation-Indexed Note, 0.375%, due
01/15/27. The aggregate market value of the collateral,
including accrued interest, was $102,000,098.

30,000,000	1.680		05/11/20	30,000,000
Maturity Value: $30,134,400
Settlement Date: 02/05/20

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29,
U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due
01/15/21 to 01/15/27 and a U.S. Treasury Note, 2.000%, due
11/15/26. The aggregate market value of the collateral,
including accrued interest, was $30,600,074.

250,000,000	1.670		05/21/20	250,000,000
Maturity Value: $251,055,347
Settlement Date: 02/20/20

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29,
U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due
01/15/21 to 01/15/27 and a U.S. Treasury Note, 2.000%, due
11/15/26. The aggregate market value of the collateral,
including accrued interest, was $255,000,099.

25,000,000	1.630		05/27/20	25,000,000
Maturity Value: $25,103,007
Settlement Date: 02/26/20

Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.375%
to 1.125%, due 01/15/21 to 01/15/27 and a U.S. Treasury Note,
2.000%, due 11/15/26. The aggregate market value of the
collateral, including accrued interest, was $25,500,082.

The accompanying notes are an integral part of these financial statements.	37

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Wells Fargo Securities, LLC
$150,000,000	1.540%	03/02/20	$150,000,000
Maturity Value: $150,019,250

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.250%,
due 07/15/29 and U.S. Treasury Notes, 2.125% to 2.625%, due
03/31/23 to 09/30/24. The aggregate market value of the
collateral, including accrued interest, was $153,000,083.

TOTAL REPURCHASE AGREEMENTS			$10,061,100,000

TOTAL INVESTMENTS – 97.6%			$16,176,891,182

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%			404,423,865

NET ASSETS – 100.0%			$16,581,315,047

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 29, 2020.

(c)	Unless noted, all repurchase agreements were entered into on February 29, 2020. Additional information on Joint Repurchase Agreement Account I appears in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
T-Bill	—Treasury Bill

38	The accompanying notes are an integral part of these financial statements.

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Schedule of Investments

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – 98.4%
United States Treasury Bills
$129,400,000	1.578%		03/03/20	$129,388,857
26,000,000	1.596		03/03/20	25,997,732
750,300,000	1.588		03/17/20	749,779,792
239,100,000	1.598		03/17/20	238,933,161
800,000	1.486		03/19/20	799,416
164,400,000	1.598		03/24/20	164,231,609
50,000,000	1.455	(a)	03/31/20	49,944,389
80,000,000	1.486	(a)	03/31/20	79,909,156
2,150,000,000	1.557	(a)	03/31/20	2,147,441,500
315,500,000	1.551		04/02/20	315,073,725
17,750,000	1.836		04/02/20	17,721,758
75,000,000	1.842		04/02/20	74,880,333
200,000	1.575		04/07/20	199,682
4,100,000	1.600		04/07/20	4,093,384
70,800,000	1.528		04/09/20	70,684,950
59,100,000	1.541		04/09/20	59,003,322
81,200,000	1.546		04/09/20	81,066,731
104,800,000	1.547		04/09/20	104,627,919
97,800,000	1.551		04/09/20	97,638,956
16,500,000	1.580		04/09/20	16,472,294
93,000,000	1.585		04/09/20	92,843,334
46,400,000	1.590		04/09/20	46,321,584
9,200,000	1.600		04/09/20	9,184,352
1,600,000	1.670		04/09/20	1,597,175
63,900,000	1.671		04/09/20	63,787,163
6,900,000	1.676		04/09/20	6,887,778
18,900,000	1.681		04/09/20	18,866,421
13,700,000	1.717		04/09/20	13,675,140
26,100,000	1.562		04/16/20	26,046,093
26,400,000	1.661		04/16/20	26,345,352
51,100,000	1.401	(a)	04/28/20	50,990,703
48,700,000	1.523	(a)	04/28/20	48,586,745
49,400,000	1.551		04/30/20	49,270,741
6,700,000	1.562		04/30/20	6,682,915
46,500,000	1.567		04/30/20	46,381,038
71,800,000	1.572		05/14/20	71,572,713
14,700,000	1.577		05/14/20	14,653,315
12,700,000	1.572		05/21/20	12,655,995
1,025,000,000	1.577		05/21/20	1,021,436,841
3,700,000	1.531		05/28/20	3,686,433
500,000,000	1.536		05/28/20	498,160,553
4,400,000	1.547		07/02/20	4,377,300
2,400,000	1.568		07/02/20	2,387,454
5,500,000	1.573		07/02/20	5,471,155
13,000,000	1.578		07/02/20	12,931,598
13,800,000	1.542		07/09/20	13,725,001
1,300,000	1.537		08/06/20	1,291,299
380,000,000	1.547		08/13/20	377,370,083
150,000,000	1.475		08/27/20	148,926,000
62,700,000	1.308		02/25/21	61,901,498
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.04%)
206,300,000	1.554	(b)	07/31/20	206,297,817
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.05%)
95,600,000	1.556	(b)	10/31/20	95,590,315

United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.12%)
67,400,000	1.626	(b)	01/31/21	67,357,824
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
145,300,000	1.650	(b)	04/30/21	145,180,345
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.15%)
318,100,000	1.665	(b)	01/31/22	318,096,290
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.22%)
315,200,000	1.731	(b)	07/31/21	315,172,497
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.30%)
104,100,000	1.811	(b)	10/31/21	104,297,716
United States Treasury Notes
44,200,000	2.250		03/31/20	44,212,235
63,900,000	1.125		04/30/20	63,841,350
31,800,000	1.375		04/30/20	31,779,745
73,400,000	2.375		04/30/20	73,460,635
63,525,000	3.500		05/15/20	63,708,811
4,400,000	1.375		05/31/20	4,395,253
13,500,000	1.500		05/31/20	13,489,260
1,300,000	2.500		05/31/20	1,301,796
2,300,000	1.625		07/31/20	2,300,115
9,100,000	2.625		11/15/20	9,177,420
9,100,000	2.750		11/30/20	9,190,417
18,300,000	2.500		12/31/20	18,466,685
5,700,000	1.375		01/31/21	5,700,090
4,400,000	2.250	(a)	02/15/21	4,448,036
4,400,000	3.625	(a)	02/15/21	4,505,195
54,600,000	2.500	(a)	02/28/21	55,194,082
18,000,000	2.375		03/15/21	18,185,164

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT				$8,861,251,531

Repurchase Agreement – 23.3%
Federal Reserve Bank of New York
$2,100,000,000	1.500%		03/02/20	$2,100,000,000
Maturity Value: $2,100,262,500
Collateralized by U.S. Treasury Bonds, 3.750% to 5.250%, due 11/15/28 to 11/15/43. The aggregate market value of the collateral, including accrued interest, was $2,100,262,550.

TOTAL INVESTMENTS – 121.7%				$10,961,251,531

LIABILITIES IN EXCESS OF OTHER ASSETS – (21.7)%				(1,956,885,035)

NET ASSETS – 100.0%				$9,004,366,496

The accompanying notes are an integral part of these financial statements.	39

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 29, 2020.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
T-Bill	—Treasury Bill

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments

February 29, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At February 29, 2020, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of March 2, 2020, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$1,600,000,000	$1,600,212,000	$1,631,355,532
Treasury Obligations	1,100,000,000	1,100,145,750	1,121,556,929

REPURCHASE AGREEMENTS — At February 29, 2020, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Government	Treasury Obligations
Bank of Nova Scotia (The)	1.590%	$711,111,111	$488,888,889
Wells Fargo Securities, LLC	1.590	888,888,889	611,111,111

TOTAL		$1,600,000,000	$1,100,000,000

At February 29, 2020, the Joint Repurchase Agreement Account I was fully collateralized by $62,490,245 and the following:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Bills	0.000%	03/26/20 to 08/13/20
U.S. Treasury Bonds	2.250 to 7.875	02/15/21 to 08/15/48
U.S. Treasury Inflation-Indexed Notes	0.125 to 0.750	04/15/22 to 07/15/28
U.S. Treasury Notes	1.125 to 3.000	02/29/20 to 02/15/30

JOINT REPURCHASE AGREEMENT ACCOUNT III — At February 29, 2020, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of March 2, 2020, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$6,238,400,000	$6,239,235,405	$6,425,812,279
Money Market	300,000,000	300,040,174	309,012,517
Prime Obligations	250,000,000	250,033,478	257,510,431

REPURCHASE AGREEMENTS — At February 29, 2020, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Government	Money Market	Prime Obligations
ABN Amro Bank N.V.	1.610%	$552,769,620	$26,582,278	$22,151,899
Bank of America, N.A.	1.610	394,835,443	18,987,342	15,822,785
BofA Securities, Inc.	1.610	1,342,440,506	64,556,962	53,797,468
Bank of Nova Scotia (The)	1.600	1,895,210,127	91,139,241	75,949,367
Wells Fargo Securities, LLC	1.610	2,053,144,304	98,734,177	82,278,481

TOTAL		$6,238,400,000	$300,000,000	$250,000,000

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

At February 29, 2020, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000 to 9.500%	08/01/20 to 03/01/50
Federal National Mortgage Association	2.500 to 6.500	11/01/26 to 05/01/58

Government National Mortgage Association	3.000 to 4.000	10/15/40 to 10/20/49

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

	Federal Instruments Fund	Government Fund	Money Market Fund	Prime Obligations Fund
Assets:
Investments , at value (cost $1,900,366,777, $48,028,533,062, $14,464,499,493 and $6,336,740,247)	$1,900,366,777	$48,028,533,062	$14,470,377,385	$6,339,054,459
Repurchase agreements , at value (cost $0, $71,472,342,250, $2,549,500,000 and $1,288,000,000)	—	71,472,342,250	2,549,503,780	1,288,001,382
Cash	118,193	885,343,610	61,684	31,618
Receivables:
Investments sold	10,379,728	12,276,852	1,004,333,986	205,421,881
Interest	1,195,294	105,147,672	20,797,134	7,883,897
Reimbursement from investment advisor	4,621	—	—	—
Fund shares sold	2,884	39,684,743	—	6,968,126
Other assets	112,814	833,669	232,743	140,863
Total assets	1,912,180,311	120,544,161,858	18,045,306,712	7,847,502,226

Liabilities:

Payables:
Investments purchased	17,427,493	383,609,420	416,968,931	195,421,976
Dividend distribution	458,737	67,839,599	10,619,083	3,704,247
Management fees	181,331	15,540,050	1,917,362	794,452
Fund shares redeemed	38,008	35,075,710	—	27,536,116
Distribution and Service fees and Transfer Agency fees	17,360	1,093,342	147,477	61,107
Accrued expenses	155,577	3,633,810	350,080	150,721
Total liabilities	18,278,506	506,791,931	430,002,933	227,668,619

Net Assets:
Paid-in capital	1,893,815,338	120,034,317,486	17,609,075,629	7,617,362,435
Total distributable earnings (loss)	86,467	3,052,441	6,228,150	2,471,172
NET ASSETS	$1,893,901,805	$120,037,369,927	$17,615,303,779	$7,619,833,607
Net Assets:
Institutional Shares	$1,818,376,418	$108,936,388,043	$17,577,272,747	$7,435,335,751
Select Shares	49,351	392,031,709	16,482,160	57,390,857
Preferred Shares	5,623,609	1,062,157,095	2,803,054	4,468,941
Capital Shares	1,133,794	1,224,431,411	14,328,739	7,725,634
Administration Shares	48,921,159	5,585,897,809	4,406,003	37,877,889
Premier Shares	51,855	199,360,369	1,048	1,048
Service Shares	10,940,164	820,813,125	7,955	29,200
Class A Shares	—	359,281,613	—	—
Class C Shares	—	4,957,481	—	—
Resource Shares	—	74,348,818	1,039	1,037
Cash Management Shares	8,805,455	137,693,133	1,034	1,034
Class R6 Shares	—	77,741,090	—	—
Drexel Hamilton Shares	—	1,162,268,231	—	77,002,216
Total Net Assets	$1,893,901,805	$120,037,369,927	$17,615,303,779	$7,619,833,607
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Institutional Shares	1,818,298,128	108,933,612,987	17,566,283,700	7,430,333,155
Select Shares	49,349	392,021,724	16,473,130	57,358,728
Preferred Shares	5,623,367	1,062,130,032	2,801,353	4,466,738
Capital Shares	1,133,746	1,224,400,217	14,319,689	7,720,810
Administration Shares	48,919,050	5,585,755,497	4,403,620	37,852,846
Premier Shares	51,853	199,355,288	1,047	1,047
Service Shares	10,939,692	820,792,211	7,953	29,184
Class A Shares	—	359,272,445	—	—
Class C Shares	—	4,957,355	—	—
Resource Shares	—	74,346,929	1,038	1,037
Cash Management Shares	8,805,075	137,689,625	1,033	1,033
Class R6 Shares	—	77,739,109	—	—
Drexel Hamilton Shares	—	1,162,238,605	—	76,951,779
Net asset value, offering and redemption price per share:
Institutional Shares	$1.00	$1.00	$1.0009	$1.0007
Select Shares	1.00	1.00	1.0012	1.0007
Preferred Shares	1.00	1.00	1.0013	1.0006
Capital Shares	1.00	1.00	1.0012	1.0005
Administration Shares	1.00	1.00	1.0012	1.0006
Premier Shares	1.00	1.00	1.0012	1.0006
Service Shares	1.00	1.00	1.0010	1.0006
Class A Shares	—	1.00	—	—
Class C Shares	—	1.00	—	—
Resource Shares	—	1.00	1.0009	1.0006
Cash Management Shares	1.00	1.00	1.0009	1.0006
Class R6 Shares	—	1.00	—	—
Drexel Hamilton Shares	—	1.00	—	1.0007

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities (continued)

February 29, 2020 (Unaudited)

	Treasury Instruments Fund	Treasury Obligations Fund	Treasury Solutions Fund
Assets:
Investments , at value (cost $66,218,805,709, $6,115,791,182 and $8,861,251,531)	$66,218,805,709	$6,115,791,182	$8,861,251,531
Repurchase agreements , at value (cost $0, $10,061,100,000 and $2,100,000,000)	—	10,061,100,000	2,100,000,000
Cash	99,968	427,015,630	251,768
Receivables:
Investments sold	1,094,073,254	2,095,958	482,279,713
Interest	33,632,955	14,126,169	5,096,930
Fund shares sold	11,897,525	8,885,778	2,757,576
Other assets	334,756	201,043	124,538
Total assets	67,358,844,167	16,629,215,760	11,451,762,056

Liabilities:
Payables:
Investments purchased	6,620,070,973	28,128,679	2,441,354,839
Dividend distribution	29,374,464	10,507,532	3,782,698
Fund shares redeemed	22,398,478	5,615,889	322,961
Management fees	8,546,213	2,374,841	1,294,762
Distribution and Service fees and Transfer Agency fees	477,404	137,555	136,105
Accrued expenses	1,534,453	1,136,217	411,745
Total liabilities	6,682,401,985	47,900,713	2,447,303,110

Net Assets:
Paid-in capital	60,674,081,013	16,580,297,992	9,003,886,772
Total distributable earnings (loss)	2,361,169	1,017,055	479,724
NET ASSETS	$60,676,442,182	$16,581,315,047	$9,004,366,496
Net Assets:
Institutional Shares	$57,314,900,152	$12,937,411,525	$7,766,383,768
Select Shares	212,043,556	33,865,938	9,907,194
Preferred Shares	131,086,764	390,612,313	58,673,357
Capital Shares	1,189,841,468	442,974,247	188,204,656
Administration Shares	1,643,654,206	1,718,248,745	441,939,656
Premier Shares	135,118,803	19,767,126	153,300,175
Service Shares	35,578,457	1,012,945,936	114,581,741
Resource Shares	1,027	1,029	1,028
Cash Management Shares	14,217,749	25,488,188	271,374,921
Total Net Assets	$60,676,442,182	$16,581,315,047	$9,004,366,496
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Institutional Shares	57,312,672,149	12,936,618,066	7,765,969,939
Select Shares	212,035,319	33,863,863	9,906,666
Preferred Shares	131,081,671	390,588,344	58,670,231
Capital Shares	1,189,795,234	442,947,084	188,194,630
Administration Shares	1,643,590,326	1,718,143,304	441,916,194
Premier Shares	135,113,548	19,765,914	153,292,001
Service Shares	35,577,074	1,012,883,765	114,575,631
Resource Shares	1,027	1,029	1,027
Cash Management Shares	14,217,196	25,486,624	271,360,451
Net asset value, offering and redemption price per share:
Institutional Shares	$1.00	$1.00	$1.00
Select Shares	1.00	1.00	1.00
Preferred Shares	1.00	1.00	1.00
Capital Shares	1.00	1.00	1.00
Administration Shares	1.00	1.00	1.00
Premier Shares	1.00	1.00	1.00
Service Shares	1.00	1.00	1.00
Resource Shares	1.00	1.00	1.00
Cash Management Shares	1.00	1.00	1.00

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations

For the Six Months Ended February 29, 2020 (Unaudited)

	Federal Instruments Fund	Government Fund	Money Market Fund	Prime Obligations Fund
Investment Income:

Interest income — from unaffiliated issuers	$14,724,490	$1,036,310,629	$181,020,219	$69,083,068

Interest income — from affiliated issuers	—	124,028	—	—

Total investment income	14,724,490	1,036,434,657	181,020,219	69,083,068

Expenses:
Fund-Level Expenses:

Management fees	1,511,438	92,997,705	14,390,373	5,515,605

Transfer Agency fees	83,969	5,812,357	899,398	344,725

Custody, accounting and administrative services	48,306	2,020,772	366,076	148,204

Professional fees	40,089	31,598	32,199	32,288

Registration fees	34,916	412,524	531,768	243,400

Trustee fees	10,270	97,196	23,326	—

Shareholder meeting expenses	4,417	405,553	7,754	8,078

Printing and mailing fees	—	379,386	19,234	19,192

Other	19,754	363,569	66,888	78,691
Subtotal	1,753,159	102,520,660	16,337,016	6,390,183
Class Specific Expenses:

Administration Share fees	71,943	7,428,893	5,728	60,538

Service Share fees	25,275	2,013,239	109	2,040

Cash Management Share fees	10,427	360,515	2	2

Distribution fees — Cash Management Shares	6,256	216,309	2	2

Preferred Share fees	2,729	561,447	2,040	1,858

Capital Share fees	721	1,094,949	9,309	5,323

Premier Share fees	90	351,256	2	2

Select Share fees	7	67,230	4,733	10,000

Distribution fees — Resource Shares	—	55,092	—	—

Resource Share fees	—	183,640	3	3

Distribution and Service fees — Class A Shares	—	402,444	—	—

Distribution fees — Class C Shares	—	22,913	—	—

Total expenses	1,870,607	115,278,587	16,358,944	6,469,951

Less — expense reductions	(384,458)	(706)	(2,757,560)	(1,094,123)

Net expenses	1,486,149	115,277,881	13,601,384	5,375,828

NET INVESTMENT INCOME	$13,238,341	$921,156,776	$167,418,835	$63,707,240

Net realized gain from investment transactions	503,390	26,446,767	2,075,744	759,277

Net change in unrealized gain from investment transactions	—	—	908,094	549,545

Net realized and unrealized gain	503,390	26,446,767	2,983,838	1,308,822

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,741,731	$947,603,543	$170,402,673	$65,016,062

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations (continued)

For the Six Months Ended February 29, 2020 (Unaudited)

	Treasury Instruments Fund	Treasury Obligations Fund	Treasury Solutions Fund
Investment Income:

Interest income — from unaffiliated issuers	$521,320,613	$153,412,186	$81,453,404

Interest income — from affiliated issuers	—	34,826	—

Total investment income	521,320,613	153,447,012	81,453,404

Expenses:
Fund-Level Expenses:

Management fees	53,788,473	15,750,362	8,424,942

Transfer Agency fees	2,988,248	875,020	468,052

Custody, accounting and administrative services	976,957	307,676	161,563

Shareholder meeting expenses	450,964	12,534	14,840

Printing and mailing fees	271,847	23,873	20,310

Trustee fees	50,069	22,349	12,099

Professional fees	37,586	31,982	38,666

Registration fees	—	156,916	21,250

Other	200,065	89,740	57,197
Subtotal	58,764,208	17,270,452	9,218,919
Class Specific Expenses:

Administration Share fees	2,136,762	2,496,330	425,015

Capital Share fees	767,281	318,682	113,892

Premier Share fees	259,782	33,286	233,619

Service Share fees	72,905	2,788,905	326,929

Preferred Share fees	51,623	215,811	26,379

Cash Management Share fees	30,487	62,558	622,162

Select Share fees	26,537	8,174	1,548

Distribution fees — Cash Management Shares	18,293	37,535	373,297

Resource Share fees	3	3	3

Total expenses	62,127,881	23,231,736	11,341,763

Net expenses	62,127,881	23,231,736	11,341,763

NET INVESTMENT INCOME	$459,192,732	$130,215,276	$70,111,641

Net realized gain from investment transactions	17,033,757	5,771,068	4,258,818

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$476,226,489	$135,986,344	$74,370,459

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets

	Federal Instruments Fund		Government Fund
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:
Net investment income	$13,238,341	$19,992,507	$921,156,776	$2,230,447,557
Net realized gain from investment transactions	503,390	287,443	26,446,767	16,512,656
Net increase in net assets resulting from operations	13,741,731	20,279,950	947,603,543	2,246,960,213

Distributions to shareholders:
From distributable earnings:
Institutional Shares	(13,211,134)	(18,771,613)	(869,182,915)	(2,060,931,674)
Select Shares	(400)	(1,031)	(3,762,531)	(14,157,360)
Preferred Shares	(42,645)	(198,625)	(8,984,079)	(20,494,217)
Capital Shares	(7,118)	(23,515)	(11,026,967)	(29,262,373)
Administration Shares	(409,133)	(1,036,837)	(41,770,451)	(99,448,265)
Premier Shares	(338)	(922)	(1,314,378)	(3,719,283)
Service Shares	(58,575)	(166,265)	(4,670,560)	(10,479,301)
Class A Shares	—	—	(2,249,558)	(2,048,233)
Class C Shares	—	—	(15,328)	(55,218)
Resource Shares	—	—	(374,434)	(973,664)
Cash Management Shares	(15,529)	(768)	(611,650)	(204,841)
Class R6 Shares	—	—	(816,483)	(1,249,033)
Drexel Hamilton Shares*	—	—	(5,488,974)	—
Total distributions to shareholders	(13,744,872)	(20,199,576)	(950,268,308)	(2,243,023,462)

From share transactions
Proceeds from sales of shares	2,357,193,331	2,606,772,443	522,420,359,676	943,916,446,686
Reinvestment of distributions	10,508,026	15,043,280	466,370,408	1,079,167,668
Cost of shares redeemed	(2,006,905,758)	(1,675,554,481)	(513,501,312,119)	(939,203,429,811)
Net increase in net assets resulting from share transactions	360,795,599	946,261,242	9,385,417,965	5,792,184,543
NET INCREASE	360,792,458	946,341,616	9,382,753,200	5,796,121,294

Net assets:
Beginning of period	1,533,109,347	586,767,731	110,654,616,727	104,858,495,433
End of period	$1,893,901,805	$1,533,109,347	$120,037,369,927	$110,654,616,727

*	Commenced operations on September 9, 2019.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Money Market Fund		Prime Obligations Fund
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:
Net investment income	$167,418,835	$333,909,991	$63,707,240	$112,999,607
Net realized gain from investment transactions	2,075,744	1,138,835	759,277	473,503
Net change in unrealized gain from investment transactions	908,094	3,681,721	549,545	1,330,549
Net increase in net assets resulting from operations	170,402,673	338,730,547	65,016,062	114,803,659

Distributions to shareholders:
From distributable earnings:
Institutional Shares	(168,983,223)	(333,758,870)	(63,239,258)	(110,684,532)
Select Shares	(295,269)	(776,671)	(635,492)	(1,798,426)
Preferred Shares	(37,306)	(48,834)	(32,933)	(61,378)
Capital Shares	(107,498)	(125,595)	(61,373)	(118,561)
Administration Shares	(37,501)	(45,826)	(388,224)	(535,405)
Premier Shares	(9)	(22)	(9)	(22)
Service Shares	(293)	(1,391)	(6,946)	(102,511)
Resource Shares	(9)	(22)	(9)	(22)
Cash Management Shares	(7)	(18)	(7)	(18)
Drexel Hamilton Shares*	—	—	(127,419)	—
Total distributions to shareholders	(169,461,115)	(334,757,249)	(64,491,670)	(113,300,875)

From share transactions
Proceeds from sales of shares	58,037,537,173	85,569,465,008	13,854,914,423	16,195,180,217
Reinvestment of distributions	92,046,056	162,186,050	38,162,512	68,630,093
Cost of shares redeemed	(58,300,055,145)	(79,561,685,600)	(12,519,780,747)	(13,862,825,962)
Net increase (decrease) in net assets resulting from share transactions	(170,471,916)	6,169,965,458	1,373,296,188	2,400,984,348
NET INCREASE (DECREASE)	(169,530,358)	6,173,938,756	1,373,820,580	2,402,487,132

Net assets:
Beginning of period	17,784,834,137	11,610,895,381	6,246,013,027	3,843,525,895
End of period	$17,615,303,779	$17,784,834,137	$7,619,833,607	$6,246,013,027

*	Commenced operations on September 9, 2019.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Treasury Instruments Fund		Treasury Obligations Fund
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:
Net investment income	$459,192,732	$1,135,422,170	$130,215,276	$342,100,566
Net realized gain from investment transactions	17,033,757	19,078,477	5,771,068	3,418,497
Net increase in net assets resulting from operations	476,226,489	1,154,500,647	135,986,344	345,519,063

Distributions to shareholders:
From distributable earnings:
Institutional Shares	(457,293,293)	(1,082,622,274)	(109,047,836)	(274,501,344)
Select Shares	(1,392,013)	(6,174,970)	(435,525)	(1,362,803)
Preferred Shares	(778,455)	(1,261,805)	(3,317,194)	(7,482,570)
Capital Shares	(7,480,746)	(14,187,561)	(3,160,117)	(6,772,558)
Administration Shares	(11,830,212)	(40,483,530)	(13,860,819)	(35,857,421)
Premier Shares	(947,418)	(2,487,259)	(121,455)	(299,438)
Service Shares	(162,211)	(1,707,995)	(6,163,382)	(18,360,886)
Resource Shares	(6)	(16)	(5)	(16)
Cash Management Shares	(50,292)	(89,437)	(103,912)	(16,375)
Total distributions to shareholders	(479,934,646)	(1,149,014,847)	(136,210,245)	(344,653,411)

From share transactions
Proceeds from sales of shares	106,769,576,978	212,108,690,475	101,606,381,391	200,902,685,375
Reinvestment of distributions	261,847,238	641,161,052	57,406,253	133,108,626
Cost of shares redeemed	(101,049,829,966)	(212,588,469,412)	(101,644,763,572)	(198,899,965,807)
Net increase in net assets resulting from share transactions	5,981,594,250	161,382,115	19,024,072	2,135,828,194
NET INCREASE	5,977,886,093	166,867,915	18,800,171	2,136,693,846

Net assets:
Beginning of period	54,698,556,089	54,531,688,174	16,562,514,876	14,425,821,030
End of period	$60,676,442,182	$54,698,556,089	$16,581,315,047	$16,562,514,876

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Treasury Solutions Fund
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:
Net investment income	$70,111,641	$181,047,952
Net realized gain from investment transactions	4,258,818	3,922,005
Net increase in net assets resulting from operations	74,370,459	184,969,957

Distributions to shareholders:
From distributable earnings:
Institutional Shares	(68,145,050)	(166,889,124)
Select Shares	(82,646)	(134,813)
Preferred Shares	(401,955)	(797,792)
Capital Shares	(1,127,060)	(3,373,366)
Administration Shares	(2,382,682)	(6,782,509)
Premier Shares	(865,365)	(2,503,790)
Service Shares	(753,928)	(1,983,011)
Resource Shares	(6)	(16)
Cash Management Shares	(1,053,985)	(1,690,423)
Total distributions to shareholders	(74,812,677)	(184,154,844)

From share transactions
Proceeds from sales of shares	23,390,675,234	36,822,877,870
Reinvestment of distributions	47,833,892	131,480,668
Cost of shares redeemed	(23,021,038,230)	(36,813,589,532)
Net increase in net assets resulting from share transactions	417,470,896	140,769,006
NET INCREASE	417,028,678	141,584,119

Net assets:
Beginning of period	8,587,337,818	8,445,753,699
End of period	$9,004,366,496	$8,587,337,818

50	The accompanying notes are an integral part of these financial statements.

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2016*
Financial Square Federal Instruments Fund — Institutional Shares			2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.008		0.021	0.013	0.005	0.002

Net realized gain	—	(b)	0.001	— (b)	— (b)	—	(b)

Total from investment operations	0.008		0.022	0.013	0.005	0.002

Distributions to shareholders from net investment income	(0.008)		(0.022)	(0.013)	(0.005)	(0.002)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.008)		(0.022)	(0.013)	(0.005)	(0.002)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.83%		2.18%	1.34%	0.52%	0.16%

Net assets, end of period (in 000’s)	$1,818,376		$1,453,995	$508,647	$556,458	$577,395

Ratio of net expenses to average net assets	0.16	%(e)	0.18%	0.20%	0.20%	0.20	%(e)

Ratio of total expenses to average net assets	0.20	%(e)	0.22%	0.25%	0.28%	0.39	%(e)

Ratio of net investment income to average net assets	1.59	%(e)	2.15%	1.33%	0.51%	0.19	%(e)

*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2016*
Financial Square Federal Instruments Fund — Select Shares			2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.008		0.021	0.013	0.005	0.001

Net realized gain	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	0.008		0.021	0.013	0.005	0.001

Distributions to shareholders from net investment income	(0.008)		(0.021)	(0.013)	(0.005)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.008)		(0.021)	(0.013)	(0.005)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.82%		2.15%	1.31%	0.49%	0.13%

Net assets, end of period (in 000’s)	$49		$49	$48	$47	$50

Ratio of net expenses to average net assets	0.19	%(e)	0.21%	0.23%	0.23%	0.23	%(e)

Ratio of total expenses to average net assets	0.23	%(e)	0.25%	0.28%	0.31%	0.42	%(e)

Ratio of net investment income to average net assets	1.57	%(e)	2.11%	1.30%	0.48%	0.14	%(e)

*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	51

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2016*
Financial Square Federal Instruments Fund — Preferred Shares			2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.007		0.021	0.012	0.004	0.001

Net realized gain	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	0.007		0.021	0.012	0.004	0.001

Distributions to shareholders from net investment income	(0.007)		(0.021)	(0.012)	(0.004)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.007)		(0.021)	(0.012)	(0.004)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.78%		2.08%	1.24%	0.42%	0.08%

Net assets, end of period (in 000’s)	$5,624		$5,536	$2,386	$50	$50

Ratio of net expenses to average net assets	0.26	%(e)	0.28%	0.30%	0.30%	0.29	%(e)

Ratio of total expenses to average net assets	0.30	%(e)	0.32%	0.35%	0.38%	0.49	%(e)

Ratio of net investment income to average net assets	1.50	%(e)	2.09%	1.43%	0.41%	0.08	%(e)

*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2016*
Financial Square Federal Instruments Fund — Capital Shares			2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.008		0.019	0.012	0.003	—	(b)

Net realized gain	—	(b)	0.001	— (b)	0.001	—	(b)

Total from investment operations	0.008		0.020	0.012	0.004	—	(b)

Distributions to shareholders from net investment income	(0.008)		(0.020)	(0.012)	(0.004)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.008)		(0.020)	(0.012)	(0.004)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.76%		2.03%	1.19%	0.37%	0.05%

Net assets, end of period (in 000’s)	$1,134		$626	$5,136	$16,147	$50

Ratio of net expenses to average net assets	0.31	%(e)	0.33%	0.35%	0.35%	0.33	%(e)

Ratio of total expenses to average net assets	0.35	%(e)	0.37%	0.40%	0.43%	0.54	%(e)

Ratio of net investment income to average net assets	1.42	%(e)	1.90%	1.04%	0.31%	0.04	%(e)

*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

52	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2016*
Financial Square Federal Instruments Fund — Administration Shares			2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.007		0.019	0.011	0.003	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	0.007		0.019	0.011	0.003	—	(b)

Distributions to shareholders from net investment income	(0.007)		(0.019)	(0.011)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.007)		(0.019)	(0.011)	(0.003)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.71%		1.93%	1.09%	0.27%	0.01%

Net assets, end of period (in 000’s)	$48,921		$61,267	$59,447	$50,768	$43,835

Ratio of net expenses to average net assets	0.41	%(e)	0.43%	0.45%	0.45%	0.39	%(e)

Ratio of total expenses to average net assets	0.45	%(e)	0.47%	0.50%	0.53%	0.64	%(e)

Ratio of net investment income (loss) to average net assets	1.36	%(e)	1.89%	1.08%	0.26%	(0.01	)%(e)

*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2016*
Financial Square Federal Instruments Fund — Premier Shares			2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.007		0.018	0.010	0.002	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	0.007		0.018	0.010	0.002	—	(b)

Distributions to shareholders from net investment income	(0.007)		(0.018)	(0.010)	(0.002)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.007)		(0.018)	(0.010)	(0.002)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.66%		1.82%	0.99%	0.19%	0.01%

Net assets, end of period (in 000’s)	$52		$52	$51	$50	$50

Ratio of net expenses to average net assets	0.51	%(e)	0.53%	0.55%	0.53%	0.38	%(e)

Ratio of total expenses to average net assets	0.55	%(e)	0.57%	0.60%	0.63%	0.74	%(e)

Ratio of net investment income to average net assets	1.25	%(e)	1.79%	0.99%	0.19%	—	%(e)(f)

*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

The accompanying notes are an integral part of these financial statements.	53

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2016*
Financial Square Federal Instruments Fund — Service Shares			2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.006		0.016	0.008	0.001	—	(b)

Net realized gain	—	(b)	0.001	— (b)	— (b)	—	(b)

Total from investment operations	0.006		0.017	0.008	0.001	—	(b)

Distributions to shareholders from net investment income	(0.006)		(0.017)	(0.008)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.006)		(0.017)	(0.008)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.58%		1.67%	0.84%	0.10%	0.01%

Net assets, end of period (in 000’s)	$10,940		$11,493	$11,003	$15,129	$14,949

Ratio of net expenses to average net assets	0.66	%(e)	0.68%	0.70%	0.62%	0.39	%(e)

Ratio of total expenses to average net assets	0.70	%(e)	0.72%	0.75%	0.78%	0.89	%(e)

Ratio of net investment income (loss) to average net assets	1.10	%(e)	1.64%	0.83%	0.09%	(0.01	)%(e)

*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2016*
Financial Square Federal Instruments Fund — Cash Management Shares			2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.003		0.013	0.005	—	(b)	—	(b)

Net realized gain	0.001		0.001	— (b)	—	(b)	—	(b)

Total from investment operations	0.004		0.014	0.005	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.004)		(0.014)	(0.005)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.004)		(0.014)	(0.005)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00

Total return(d)	0.43%		1.37%	0.53%	0.01%		0.01%

Net assets, end of period (in 000’s)	$8,805		$92	$50	$50		$50

Ratio of net expenses to average net assets	0.96	%(e)	0.98%	1.00%	0.71%		0.38	%(e)

Ratio of total expenses to average net assets	1.00	%(e)	1.02%	1.05%	1.08%		1.19	%(e)

Ratio of net investment income to average net assets	0.68	%(e)	1.34%	0.53%	0.01%		—	%(e)(f)

*	Commenced operations on October 30, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

54	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Institutional Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.008		0.022	0.014	0.006	0.002	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	0.008		0.022	0.014	0.006	0.002	—	(b)

Distributions to shareholders from net investment income	(0.008)		(0.022)	(0.014)	(0.006)	(0.002)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.008)		(0.022)	(0.014)	(0.006)	(0.002)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.83%		2.23%	1.38%	0.55%	0.20%	0.01%

Net assets, end of year (in 000’s)	$108,936,388		$100,539,271	$96,230,361	$79,411,937	$63,804,041	$29,753,210

Ratio of net expenses to average net assets	0.18	%(e)	0.18%	0.17%	0.18%	0.18%	0.14%

Ratio of total expenses to average net assets	0.18	%(e)	0.18%	0.19%	0.23%	0.23%	0.23%

Ratio of net investment income to average net assets	1.61	%(e)	2.19%	1.39%	0.55%	0.21%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

Financial Square Government Fund — Select Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.008		0.022	0.013	0.005	0.002	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	0.008		0.022	0.013	0.005	— (b)	—	(b)

Distributions to shareholders from net investment income	(0.008)		(0.022)	(0.013)	(0.005)	(0.002)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.008)		(0.022)	(0.013)	(0.005)	(0.002)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.82%		2.20%	1.35%	0.52%	0.17%	0.01%

Net assets, end of year (in 000’s)	$392,032		$825,651	$598,258	$2,921,971	$2,471,275	$203,098

Ratio of net expenses to average net assets	0.21	%(e)	0.21%	0.20%	0.21%	0.21%	0.14%

Ratio of total expenses to average net assets	0.21	%(e)	0.21%	0.22%	0.26%	0.26%	0.26%

Ratio of net investment income to average net assets	1.63	%(e)	2.16%	1.19%	0.52%	0.21%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	55

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Preferred Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.008		0.021	0.013	0.004	0.001	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	0.001	— (b)	—	(b)

Total from investment operations	0.008		0.021	0.013	0.005	0.001	—	(b)

Distributions to shareholders from net investment income	(0.008)		(0.021)	(0.013)	(0.005)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.008)		(0.021)	(0.013)	(0.005)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.78%		2.13%	1.28%	0.45%	0.12%	0.01%

Net assets, end of year (in 000’s)	$1,062,157		$1,755,404	$1,330,598	$553,781	$536,818	$249,542

Ratio of net expenses to average net assets	0.28	%(e)	0.28%	0.27%	0.28%	0.27%	0.14%

Ratio of total expenses to average net assets	0.28	%(e)	0.28%	0.29%	0.33%	0.33%	0.33%

Ratio of net investment income to average net assets	1.55	%(e)	2.08%	1.32%	0.43%	0.13%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

Financial Square Government Fund — Capital Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.007		0.021	0.012	0.004	0.001	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	0.007		0.021	0.012	0.004	0.001	—	(b)

Distributions to shareholders from net investment income	(0.007)		(0.021)	(0.012)	(0.004)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.007)		(0.021)	(0.012)	(0.004)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.76%		2.08%	1.22%	0.40%	0.08%	0.01%

Net assets, end of year (in 000’s)	$1,224,431		$1,302,391	$1,287,999	$893,496	$1,390,271	$1,174,099

Ratio of net expenses to average net assets	0.33	%(e)	0.33%	0.32%	0.33%	0.30%	0.14%

Ratio of total expenses to average net assets	0.33	%(e)	0.33%	0.34%	0.38%	0.38%	0.38%

Ratio of net investment income to average net assets	1.46	%(e)	2.05%	1.24%	0.37%	0.07%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

56	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Administration Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.007		0.020	0.011	0.003	—	(b)	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total from investment operations	0.007		0.020	0.011	0.003	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.007)		(0.020)	(0.011)	(0.003)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.007)		(0.020)	(0.011)	(0.003)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.71%		1.97%	0.12%	0.30%	0.02%		0.01%

Net assets, end of year (in 000’s)	$5,585,898		$4,862,853	$4,454,065	$4,138,362	$2,673,689		$1,920,203

Ratio of net expenses to average net assets	0.43	%(e)	0.43%	0.42%	0.43%	0.36%		0.14%

Ratio of total expenses to average net assets	0.43	%(e)	0.43%	0.44%	0.48%	0.48%		0.48%

Ratio of net investment income to average net assets	1.36	%(e)	1.95%	1.13%	0.32%	0.01%		0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

Financial Square Government Fund — Premier Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.007		0.019	0.010	0.003	—	(b)	—	(b)

Net realized loss	—	(b)	— (b)	— (b)	(0.001)	—	(b)	—	(b)

Total from investment operations	0.007		0.019	0.010	0.002	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.007)		(0.019)	(0.010)	(0.002)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.007)		(0.019)	(0.010)	(0.002)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.66%		1.87%	1.02%	0.22%	0.02%		0.01%

Net assets, end of year (in 000’s)	$199,360		$190,633	$168,032	$101,311	$1		$1

Ratio of net expenses to average net assets	0.53	%(e)	0.53%	0.52%	0.52%	0.20%		0.14%

Ratio of total expenses to average net assets	0.53	%(e)	0.53%	0.54%	0.58%	0.58%		0.58%

Ratio of net investment income to average net assets	1.26	%(e)	1.85%	0.99%	0.28%	0.40%		0.40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	57

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Service Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.006		0.017	0.009	0.001	—	(b)	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total from investment operations	0.006		0.017	0.009	0.001	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.006)		(0.017)	(0.009)	(0.001)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.006)		(0.017)	(0.009)	(0.001)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.58%		1.72%	0.87%	0.12%	0.01%		0.01%

Net assets, end of year (in 000’s)	$820,813		$665,252	$587,810	$337,219	$368,299		$468,041

Ratio of net expenses to average net assets	0.68	%(e)	0.68%	0.67%	0.60%	0.36%		0.14%

Ratio of total expenses to average net assets	0.68	%(e)	0.68%	0.69%	0.73%	0.73%		0.73%

Ratio of net investment income (loss) to average net assets	1.11	%(e)	1.69%	0.93%	0.11%	(0.01)%		0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2016*
Financial Square Government Fund — Class A Shares			2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.007		0.019	0.011	— (b)	—	(b)

Net realized gain	—	(b)	0.001	— (b)	— (b)	—	(b)

Total from investment operations	0.007		0.020	0.011	0.003	—	(b)

Distributions to shareholders from net investment income	(0.007)		(0.020)	(0.011)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.007)		(0.020)	(0.011)	(0.003)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.71%		1.97%	1.12%	0.30%	0.01%

Net assets, end of period (in 000’s)	$359,282		$244,295	$69,681	$55,506	$1,563

Ratio of net expenses to average net assets	0.43	%(e)	0.43%	0.42%	0.43%	0.43	%(e)

Ratio of total expenses to average net assets	0.43	%(e)	0.43%	0.44%	0.48%	0.48	%(e)

Ratio of net investment income to average net assets	1.35	%(e)	1.94%	1.12%	0.34%	0.02	%(e)

*	Commenced operations on February 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

58	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2016*
Financial Square Government Fund — Class C Shares			2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.003		0.012	0.004	—	(b)	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	—	(b)	—	(b)

Total from investment operations	0.003		0.012	0.004	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.003)		(0.012)	(0.004)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.003)		(0.012)	(0.004)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00

Total return(d)	0.33%		1.21%	0.39%	0.01%		0.01%

Net assets, end of period (in 000’s)	$4,957		$4,532	$4,928	$5,937		$413

Ratio of net expenses to average net assets	1.18	%(e)	1.18%	1.15%	0.70%		0.44	%(e)

Ratio of total expenses to average net assets	1.18	%(e)	1.18%	1.19%	1.23%		1.23	%(e)

Ratio of net investment income to average net assets	0.62	%(e)	1.19%	0.37%	0.01%		0.01	%(e)

*	Commenced operations on February 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

Financial Square Government Fund — Resource Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.005		0.015	0.007	0.001	—	(b)	—	(b)

Net realized gain	—	(b)	0.001	— (b)	— (b)	—	(b)	—	(b)

Total from investment operations	0.005		0.016	0.007	0.001	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.005)		(0.016)	(0.007)	(0.001)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.005)		(0.016)	(0.007)	(0.001)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.51%		1.57%	0.72%	0.05%	0.01%		0.01%

Net assets, end of year (in 000’s)	$74,349		$70,841	$70,747	$74,864	$17,634		$1

Ratio of net expenses to average net assets	0.83	%(e)	0.83%	0.82%	0.69%	0.43%		0.14%

Ratio of total expenses to average net assets	0.83	%(e)	0.83%	0.84%	0.88%	0.88%		0.88%

Ratio of net investment income (loss) to average net assets	0.97	%(e)	1.54%	0.70%	0.06%	(0.01)%		0.40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	59

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Government Fund — Cash Management Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017		2016		2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.004		0.013	0.006	—	(b)	—	(b)	—	(b)

Net realized gain	—	(b)	0.001	— (b)	—	(b)	—	(b)	—	(b)

Total from investment operations	0.004		0.014	0.006	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.004)		(0.014)	(0.006)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.004)		(0.014)	(0.006)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.43%		1.42%	0.57%	0.02%		0.02%		0.01%

Net assets, end of year (in 000’s)	$137,693		$96,690	$6,573	$3,779		$14		$4

Ratio of net expenses to average net assets	0.98	%(e)	0.98%	0.97%	0.62%		0.35%		0.14%

Ratio of total expenses to average net assets	0.98	%(e)	0.98%	0.99%	1.03%		1.03%		1.03%

Ratio of net investment income to average net assets	0.80	%(e)	1.35%	0.64%	0.01%		0.06%		0.22%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2016*
Financial Square Government Fund — Class R6 Shares			2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.008		0.022	0.014	0.006	0.002

Net realized gain	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	0.008		0.022	0.014	0.006	0.002

Distributions to shareholders from net investment income	(0.008)		(0.022)	(0.014)	(0.006)	(0.002)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.008)		(0.022)	(0.014)	(0.006)	(0.002)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.83%		2.23%	1.38%	0.55%	0.18%

Net assets, end of period (in 000’s)	$77,741		$96,804	$49,441	$12,773	$4,705

Ratio of net expenses to average net assets	0.18	%(e)	0.18%	0.17%	0.18%	0.18	%(e)

Ratio of total expenses to average net assets	0.18	%(e)	0.18%	0.19%	0.23%	0.23	%(e)

Ratio of net investment income to average net assets	1.62	%(e)	2.20%	1.54%	0.56%	0.26	%(e)

*	Commenced operations on December 29, 2015.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

60	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout the Period

Financial Square Government Fund — Drexel Hamilton Class Shares	Period Ended February 29, 2020*
Per Share Data:

Net asset value, beginning of period	$1.00

Net investment income(a)	0.008

Net realized gain	—	(b)

Total from investment operations	0.008

Distributions to shareholders from net investment income	(0.008)

Distributions to shareholders from net realized gains	—	(b)

Total distributions(c)	(0.008)

Net asset value, end of period	$1.00

Total return(d)	0.79%

Net assets, end of period (in 000’s)	$1,162,268

Ratio of net expenses to average net assets	0.18	%(e)

Ratio of total expenses to average net assets	0.18	%(e)

Ratio of net investment income to average net assets	1.44	%(e)

*	Commenced operations on September 9, 2019.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	61

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Money Market Fund — Institutional Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data:

Net asset value, beginning of period	$1.0006		$1.0003	$1.0003	$1.0000	$1.000	$1.000

Net investment income(a)	0.0093		0.0244	0.0187	0.0071	0.003	0.001

Net realized and unrealized gain (loss)	0.0004		0.0004	(0.0019)	0.0015	— (b)	— (b)

Total from investment operations	0.0097		0.0248	0.0168	0.0086	0.003	0.001

Distributions to shareholders from net investment income	(0.0094)		(0.0245)	(0.0168)	(0.0082)	(0.003)	(0.001)

Distributions to shareholders from net realized gains	—	(c)	— (c)	— (c)	(0.0001)	— (b)	— (b)

Total distributions(d)	(0.0094)		(0.0245)	(0.0168)	(0.0083)	(0.003)	(0.001)

Net asset value, end of period	$1.0009		$1.0006	$1.0003	$1.0003	$1.000	$1.000

Total return(e)	0.94%		2.52%	1.68%	0.87%	0.32%	0.09%

Net assets, end of year (in 000’s)	$17,577,273		$17,728,767	$11,570,439	$2,542,693	$15,336,774	$32,746,797

Ratio of net expenses to average net assets	0.15	%(f)	0.13%	0.11%	0.18%	0.18%	0.18%

Ratio of total expenses to average net assets	0.18	%(f)	0.18%	0.20%	0.25%	0.23%	0.23%

Ratio of net investment income to average net assets	1.86	%(f)	2.44%	1.87%	0.71%	0.32%	0.08%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Money Market Fund — Select Shares			2019	2018	2017	2016	2015
Per Share Data:

Net asset value, beginning of period	$1.0006		$1.0003	$1.0003	$1.0000	$1.000	$1.000

Net investment income(a)	0.0092		0.0240	0.0182	0.0040	0.003	0.001

Net realized and unrealized gain (loss)	0.0007		0.0005	(0.0017)	0.0043	— (b)	— (b)

Total from investment operations	0.0099		0.0245	0.0165	0.0083	0.003	0.001

Distributions to shareholders from net investment income	(0.0093)		(0.0242)	(0.0165)	(0.0079)	(0.003)	(0.001)

Distributions to shareholders from net realized gains	—	(c)	— (c)	— (c)	(0.0001)	— (b)	— (b)

Total distributions(d)	(0.0093)		(0.0242)	(0.0165)	(0.0080)	(0.003)	(0.001)

Net asset value, end of period	$1.0012		$1.0006	$1.0003	$1.0003	$1.000	$1.000

Total return(e)	0.93%		2.49%	1.65%	0.84%	0.29%	0.06%

Net assets, end of year (in 000’s)	$16,482		$34,943	$34,354	$9,847	$1,080,075	$1,917,216

Ratio of net expenses to average net assets	0.18	%(f)	0.16%	0.14%	0.21%	0.21%	0.21%

Ratio of total expenses to average net assets	0.21	%(f)	0.21%	0.23%	0.28%	0.26%	0.26%

Ratio of net investment income to average net assets	1.85	%(f)	2.40%	1.82%	0.40%	0.29%	0.06%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

62	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Money Market Fund — Preferred Shares			2019	2018	2017	2016	2015
Per Share Data:

Net asset value, beginning of period	$1.0006		$1.0002	$1.0003	$1.0000	$1.000	$1.000

Net investment income(a)	0.0090		0.0231	0.0172	0.0032	0.002	—	(b)

Net realized and unrealized gain (loss)	0.0007		0.0008	(0.0015)	0.0044	— (b)	—	(b)

Total from investment operations	0.0097		0.0239	0.0157	0.0076	0.002	—	(b)

Distributions to shareholders from net investment income	(0.0089)		(0.0235)	(0.0158)	(0.0072)	(0.002)	—	(b)

Distributions to shareholders from net realized gains	(0.0001)		— (c)	— (c)	(0.0001)	— (b)	—	(b)

Total distributions(d)	(0.0090)		(0.0235)	(0.0158)	(0.0073)	(0.002)	—	(b)

Net asset value, end of period	$1.0013		$1.0006	$1.0002	$1.0003	$1.000	$1.000

Total return(e)	0.89%		2.41%	1.58%	0.77%	0.22%	0.01%

Net assets, end of year (in 000’s)	$2,803		$4,901	$2,752	$1,418	$59,053	$116,846

Ratio of net expenses to average net assets	0.25	%(f)	0.23%	0.21%	0.28%	0.28%	0.26%

Ratio of total expenses to average net assets	0.28	%(f)	0.28%	0.30%	0.35%	0.33%	0.33%

Ratio of net investment income to average net assets	1.81	%(f)	2.31%	1.72%	0.32%	0.20%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Money Market Fund — Capital Shares			2019	2018	2017	2016	2015
Per Share Data:

Net asset value, beginning of period	$1.0006		$1.0004	$1.0003	$1.0000	$1.000	$1.000

Net investment income(a)	0.0085		0.0231	0.0177	0.0020	0.002	—	(b)

Net realized and unrealized gain	0.0009		0.0011	0.0001	0.0051	— (b)	—	(b)

Total from investment operations	0.0094		0.0242	0.0178	0.0071	0.002	—	(b)

Distributions to shareholders from net investment income	(0.0087)		(0.0240)	(0.0177)	(0.0068)	(0.002)	—	(b)

Distributions to shareholders from net realized gains	(0.0001)		— (c)	— (c)	—	— (b)	—	(b)

Total distributions(d)	(0.0088)		(0.0240)	(0.0177)	(0.0068)	(0.002)	—	(b)

Net asset value, end of period	$1.0012		$1.0006	$1.0004	$1.0003	$1.000	$1.000

Total return(e)	0.87%		2.35%	1.54%	0.72%	0.18%	0.01%

Net assets, end of year (in 000’s)	$14,329		$11,720	$1	$1	$108,671	$201,440

Ratio of net expenses to average net assets	0.30	%(f)	0.28%	0.11%	0.33%	0.33%	0.27%

Ratio of total expenses to average net assets	0.33	%(f)	0.33%	0.35%	0.40%	0.38%	0.38%

Ratio of net investment income to average net assets	1.71	%(f)	2.31%	1.77%	0.20%	0.18%	—	%(g)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

The accompanying notes are an integral part of these financial statements.	63

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Money Market Fund — Administration Shares			2019	2018	2017	2016	2015
Per Share Data:

Net asset value, beginning of period	$1.0005		$1.0003	$1.0003	$1.0000	$1.000	$1.000

Net investment income(a)	0.0080		0.0214	0.0140	0.0024	0.001	—	(b)

Net realized and unrealized gain	0.0010		0.0008	0.0003	0.0037	— (b)	—	(b)

Total from investment operations	0.0090		0.0222	0.0143	0.0061	0.001	—	(b)

Distributions to shareholders from net investment income	(0.0082)		(0.0220)	(0.0143)	(0.0057)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	(0.0001)		— (c)	— (c)	(0.0001)	— (b)	—	(b)

Total distributions(d)	(0.0083)		(0.0220)	(0.0143)	(0.0058)	(0.001)	—	(b)

Net asset value, end of period	$1.0012		$1.0005	$1.0003	$1.0003	$1.000	$1.000

Total return(e)	0.83%		2.25%	1.43%	0.61%	0.10%	0.01%

Net assets, end of year (in 000’s)	$4,406		$4,493	$3,218	$5,516	$316,162	$430,947

Ratio of net expenses to average net assets	0.40	%(f)	0.38%	0.36%	0.43%	0.40%	0.26%

Ratio of total expenses to average net assets	0.43	%(f)	0.43%	0.45%	0.50%	0.48%	0.48%

Ratio of net investment income to average net assets	1.61	%(f)	2.14%	1.40%	0.24%	0.09%	—	%(g)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Money Market Fund — Premier Shares			2019	2018	2017	2016	2015
Per Share Data:

Net asset value, beginning of period	$1.0006		$1.0004	$1.0003	$1.0000	$1.000	$1.000

Net investment income(a)	0.0077		0.0217	0.0142	0.0068	0.001	—	(b)

Net realized and unrealized gain (loss)	0.0013		0.0002	0.0001	(0.0016)	— (b)	—	(b)

Total from investment operations	0.0090		0.0219	0.0143	0.0052	0.001	—	(b)

Distributions to shareholders from net investment income	(0.0083)		(0.0217)	(0.0142)	(0.0049)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	(0.0001)		— (c)	— (c)	—	— (b)	—	(b)

Total distributions(d)	(0.0084)		(0.0217)	(0.0142)	(0.0049)	(0.001)	—	(b)

Net asset value, end of period	$1.0012		$1.0006	$1.0004	$1.0003	$1.000	$1.000

Total return(e)	0.77%		2.15%	1.35%	0.52%	0.10%	0.01%

Net assets, end of year (in 000’s)	$1		$1	$1	$1	$1	$1

Ratio of net expenses to average net assets	0.50	%(f)	0.48%	0.47%	0.53%	0.19%	0.18%

Ratio of total expenses to average net assets	0.53	%(f)	0.53%	0.55%	0.60%	0.58%	0.58%

Ratio of net investment income to average net assets	1.67	%(f)	2.17%	1.42%	0.69%	0.37%	0.40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

64	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Money Market Fund — Service Shares			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of period	$1.0002		$1.0001	$1.0003	$1.0000	$1.000		$1.000

Net investment income(a)	0.0066		0.0199	0.0115	0.0011	—	(b)	—	(b)

Net realized and unrealized gain (loss)	0.0012		(0.0003)	0.0001	0.0027	—	(b)	—	(b)

Total from investment operations	0.0078		0.0196	0.0116	0.0038	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.0069)		(0.0195)	(0.0118)	(0.0034)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	(0.0001)		— (c)	— (c)	(0.0001)	—	(b)	—	(b)

Total distributions(d)	(0.0070)		(0.0195)	(0.0118)	(0.0035)	—	(b)	—	(b)

Net asset value, end of period	$1.0010		$1.0002	$1.0001	$1.0003	$1.000		$1.000

Total return(e)	0.69%		1.99%	1.16%	0.38%	0.01%		0.01%

Net assets, end of year (in 000’s)	$8		$8	$128	$67	$17,000		$21,066

Ratio of net expenses to average net assets	0.65	%(f)	0.63%	0.61%	0.60%	0.49%		0.26%

Ratio of total expenses to average net assets	0.68	%(f)	0.68%	0.70%	0.75%	0.73%		0.73%

Ratio of net investment income to average net assets	1.33	%(f)	1.99%	1.15%	0.11%	—	%(g)	—	%(g)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Money Market Fund — Resource Shares			2019	2018	2017	2016	2015
Per Share Data:

Net asset value, beginning of period	$1.0006		$1.0004	$1.0003	$1.0000	$1.000	$1.000

Net investment income(a)	0.0077		0.0217	0.0142	0.0068	0.001	—	(b)

Net realized and unrealized gain (loss)	0.0011		0.0002	0.0001	(0.0040)	— (b)	—	(b)

Total from investment operations	0.0088		0.0219	0.0143	0.0028	0.001	—	(b)

Distributions to shareholders from net investment income	(0.0084)		(0.0217)	(0.0142)	(0.0025)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	(0.0001)		— (c)	— (c)	—	— (b)	—	(b)

Total distributions(d)	(0.0085)		(0.0217)	(0.0142)	(0.0025)	(0.001)	—	(b)

Net asset value, end of period	$1.0009		$1.0006	$1.0004	$1.0003	$1.000	$1.000

Total return(e)	0.63%		1.84%	1.04%	0.28%	0.10%	0.01%

Net assets, end of year (in 000’s)	$1		$1	$1	$1	$1	$1

Ratio of net expenses to average net assets	0.50	%(f)	0.49%	0.47%	0.53%	0.19%	0.18%

Ratio of total expenses to average net assets	0.83	%(f)	0.83%	0.85%	0.90%	0.88%	0.88%

Ratio of net investment income to average net assets	1.68	%(f)	2.17%	1.42%	0.68%	0.37%	0.40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	65

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Money Market Fund — Cash Management Shares			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of period	$1.0007		$1.0004	$1.0003	$1.0000	$1.000		$1.000

Net investment income(a)	0.0058		0.0182	0.0106	0.0001	—	(b)	—	(b)

Net realized and unrealized gain	0.0010		0.0003	0.0001	0.0017	—	(b)	—	(b)

Total from investment operations	0.0068		0.0185	0.0107	0.0018	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.0066)		(0.0182)	(0.0106)	(0.0015)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(c)	— (c)	— (c)	—	—	(b)	—	(b)

Total distributions(d)	(0.0066)		(0.0182)	(0.0106)	(0.0015)	—	(b)	—	(b)

Net asset value, end of period	$1.0009		$1.0007	$1.0004	$1.0003	$1.000		$1.000

Total return(e)	0.54%		1.69%	0.89%	0.18%	0.01%		0.01%

Net assets, end of year (in 000’s)	$1		$1	$1	$1	$10,742		$8,041

Ratio of net expenses to average net assets	0.85	%(f)	0.85%	0.83%	0.50%	0.51%		0.28%

Ratio of total expenses to average net assets	0.98	%(f)	0.98%	1.00%	1.05%	1.03%		1.03%

Ratio of net investment income to average net assets	1.33	%(f)	1.81%	1.06%	0.01%	—	%(g)	—	%(g)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

66	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Prime Obligations Fund — Institutional Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017		2016	2015
Per Share Data:

Net asset value, beginning of period	$1.0006		$1.0003	$1.0003	$1.0000		$1.000	$1.000

Net investment income(a)	0.0093		0.0243	0.0182	0.0073		0.003	—	(b)

Net realized and unrealized gain (loss)	0.0003		0.0004	(0.0014)	0.0014		— (b)	—	(b)

Total from investment operations	0.0096		0.0247	0.0168	0.0087		0.003	—	(b)

Distributions to shareholders from net investment income	(0.0094)		(0.0244)	(0.0168)	(0.0083)		(0.003)	—	(b)

Distributions to shareholders from net realized gains	(0.0001)		— (c)	— (c)	(0.0001	)(c)	— (b)	—	(b)

Total distributions(d)	(0.0095)		(0.0244)	(0.0168)	(0.0084)		(0.003)	—	(b)

Net asset value, end of period	$1.0007		$1.0006	$1.0003	$1.0003		$1.000	$1.000

Total return(e)	0.95%		2.51%	1.68%	0.87%		0.29%	0.03%

Net assets, end of year (in 000’s)	$7,435,336		$6,122,574	$3,766,257	$1,467,979		$7,299,656	$9,211,383

Ratio of net expenses to average net assets	0.15	%(f)	0.13%	0.11%	0.18%		0.18%	0.18%

Ratio of total expenses to average net assets	0.18	%(f)	0.18%	0.21%	0.27%		0.23%	0.23%

Ratio of net investment income to average net assets	1.85	%(f)	2.43%	1.82%	0.73%		0.31%	0.03%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Prime Obligations Fund — Select Shares			2019	2018	2017		2016	2015
Per Share Data:

Net asset value, beginning of period	$1.0004		$1.0002	$1.0003	$1.0000		$1.000	$1.000

Net investment income(a)	0.0092		0.0241	0.0181	0.0097		0.003	—	(b)

Net realized and unrealized gain (loss)	0.0004		0.0002	(0.0017)	(0.0013)		— (b)	—	(b)

Total from investment operations	0.0096		0.0243	0.0164	0.0084		0.003	—	(b)

Distributions to shareholders from net investment income	(0.0092)		(0.0241)	(0.0165)	(0.0080)		(0.003)	—	(b)

Distributions to shareholders from net realized gains	(0.0001)		— (c)	— (c)	(0.0001	)(c)	— (b)	—	(b)

Total distributions(d)	(0.0093)		(0.0241)	(0.0165)	(0.0081)		(0.003)	—	(b)

Net asset value, end of period	$1.0007		$1.0004	$1.0002	$1.0003		$1.000	$1.000

Total return(e)	0.94%		2.48%	1.64%	0.84%		0.26%	0.01%

Net assets, end of year (in 000’s)	$57,391		$98,996	$60,236	$18,082		$9,454	$88,996

Ratio of net expenses to average net assets	0.18	%(f)	0.16%	0.14%	0.21%		0.21%	0.20%

Ratio of total expenses to average net assets	0.21	%(f)	0.21%	0.24%	0.30%		0.26%	0.26%

Ratio of net investment income to average net assets	1.88	%(f)	2.41%	1.81%	0.97%		0.29%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	67

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Prime Obligations Fund — Preferred Shares			2019	2018	2017		2016	2015
Per Share Data:

Net asset value, beginning of period	$1.0004		$1.0001	$1.0003	$1.0000		$1.000	$1.000

Net investment income(a)	0.0089		0.0233	0.0142	0.0030		0.002	—	(b)

Net realized and unrealized gain	0.0003		0.0004	0.0014	0.0047		— (b)	—	(b)

Total from investment operations	0.0092		0.0237	0.0156	0.0077		0.002	—	(b)

Distributions to shareholders from net investment income	(0.0089)		(0.0234)	(0.0158)	(0.0073)		(0.002)	—	(b)

Distributions to shareholders from net realized gains	(0.0001	)(c)	— (c)	— (c)	(0.0001	)(c)	— (b)	—	(b)

Total distributions(d)	(0.0090)		(0.0234)	(0.0158)	(0.0074)		(0.002)	—	(b)

Net asset value, end of period	$1.0006		$1.0004	$1.0001	$1.0003		$1.000	$1.000

Total return(e)	0.89%		2.41%	1.57%	0.77%		0.20%	0.01%

Net assets, end of year (in 000’s)	$4,469		$2,839	$2,624	$1,003		$279,445	$332,798

Ratio of net expenses to average net assets	0.25	%(f)	0.23%	0.21%	0.28%		0.28%	0.21%

Ratio of total expenses to average net assets	0.28	%(f)	0.28%	0.31%	0.37%		0.33%	0.33%

Ratio of net investment income to average net assets	1.75	%(f)	2.33%	1.42%	0.30%		0.19%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Prime Obligations Fund — Capital Shares			2019	2018	2017		2016	2015
Per Share Data:

Net asset value, beginning of period	$1.0006		$1.0002	$1.0003	$1.0000		$1.000	$1.000

Net investment income(a)	0.0086		0.0227	0.0178	0.0024		0.002	—	(b)

Net realized and unrealized gain (loss)	—	(b)	0.0006	(0.0026)	0.0048		— (b)	—	(b)

Total from investment operations	0.0086		0.0233	0.0152	0.0072		0.002	—	(b)

Distributions to shareholders from net investment income	(0.0086)		(0.0229)	(0.0153)	(0.0068)		(0.002)	—	(b)

Distributions to shareholders from net realized gains	(0.0001	)(c)	— (c)	— (c)	(0.0001	)(c)	— (b)	—	(b)

Total distributions(d)	(0.0087)		(0.0229)	(0.0153)	(0.0069)		(0.002)	—	(b)

Net asset value, end of period	$1.0005		$1.0006	$1.0002	$1.0003		$1.000	$1.000

Total return(e)	0.87%		2.35%	1.53%	0.72%		0.16%	0.01%

Net assets, end of year (in 000’s)	$7,726		$6,755	$6,829	$407		$140,138	$103,978

Ratio of net expenses to average net assets	0.30	%(f)	0.28%	0.26%	0.33%		0.31%	0.21%

Ratio of total expenses to average net assets	0.33	%(f)	0.33%	0.36%	0.42%		0.38%	0.38%

Ratio of net investment income to average net assets	1.71	%(f)	2.27%	1.78%	0.24%		0.16%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

68	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Prime Obligations Fund — Administration Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017		2016	2015
Per Share Data:

Net asset value, beginning of period	$1.0005		$1.0002	$1.0003	$1.0000		$1.000	$1.000

Net investment income(a)	0.0081		0.0222	0.0139	0.0015		0.001	—	(b)

Net realized and unrealized gain	0.0001		0.0004	0.0003	0.0047		— (b)	—	(b)

Total from investment operations	0.0082		0.0222	0.0142	0.0062		0.001	—	(b)

Distributions to shareholders from net investment income	(0.0081)		(0.0219)	(0.0143)	(0.0058)		(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(c)	— (c)	— (c)	(0.0001	)(c)	— (b)	—	(b)

Total distributions(d)	(0.0081)		(0.0219)	(0.0143)	(0.0059)		(0.001)	—	(b)

Net asset value, end of period	$1.0006		$1.0005	$1.0002	$1.0003		$1.000	$1.000

Total return(e)	0.83%		2.25%	1.43%	0.62%		0.09%	0.01%

Net assets, end of year (in 000’s)	$37,878		$9,748	$7,474	$4,282		$1,250,848	$1,893,461

Ratio of net expenses to average net assets	0.40	%(f)	0.38%	0.36%	0.43%		0.38%	0.20%

Ratio of total expenses to average net assets	0.43	%(f)	0.43%	0.46%	0.52%		0.48%	0.48%

Ratio of net investment income to average net assets	1.58	%(f)	2.22%	1.39%	0.15%		0.09%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Prime Obligations Fund — Premier Shares			2019	2018	2017	2016	2015
Per Share Data:

Net asset value, beginning of period	$1.0005		$1.0002	$1.0003	$1.0000	$1.000	$1.000

Net investment income(a)	0.0084		0.0216	0.0144	0.0071	0.001	—	(b)

Net realized and unrealized gain (loss)	0.0001		0.0003	(0.0001)	(0.0018)	— (b)	—	(b)

Total from investment operations	0.0085		0.0219	0.0143	0.0053	0.001	—	(b)

Distributions to shareholders from net investment income	(0.0084)		(0.0216)	(0.0144)	(0.0050)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(c)	— (c)	— (c)	— (c)	— (b)	—	(b)

Total distributions(d)	(0.0084)		(0.0216)	(0.0144)	(0.0050)	(0.001)	—	(b)

Net asset value, end of period	$1.0006		$1.0005	$1.0002	$1.0003	$1.000	$1.000

Total return(e)	0.78%		2.15%	1.32%	0.53%	0.09%	0.01%

Net assets, end of year (in 000’s)	$1		$1	$1	$1	$1	$1

Ratio of net expenses to average net assets	0.50	%(f)	0.49%	0.47%	0.53%	0.18%	0.18%

Ratio of total expenses to average net assets	0.53	%(f)	0.53%	0.56%	0.62%	0.58%	0.58%

Ratio of net investment income to average net assets	1.68	%(f)	2.16%	1.44%	0.71%	0.36%	0.40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	69

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Prime Obligations Fund — Service Shares			2019	2018	2017		2016		2015
Per Share Data:

Net asset value, beginning of period	$1.0004		$1.0002	$1.0003	$1.0000		$1.000		$1.000

Net investment income(a)	0.0070		0.0197	0.0145	0.0003		—	(b)	—	(b)

Net realized and unrealized gain (loss)	0.0003		(0.0001)	(0.0028)	0.0035		—	(b)	—	(b)

Total from investment operations	0.0073		0.0196	0.0117	0.0038		—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.0070)		(0.0194)	(0.0118)	(0.0034)		—	(b)	—	(b)

Distributions to shareholders from net realized gains	(0.0001)		— (c)	— (c)	(0.0001	)(c)	—	(b)	—	(b)

Total distributions(d)	(0.0071)		(0.0194)	(0.0118)	(0.0035)		—	(b)	—	(b)

Net asset value, end of period	$1.0006		$1.0004	$1.0002	$1.0003		$1.000		$1.000

Total return(e)	0.70%		2.00%	1.16%	0.38%		0.01%		0.01%

Net assets, end of year (in 000’s)	$29		$5,098	$102	$103		$253,231		$777,357

Ratio of net expenses to average net assets	0.65	%(f)	0.63%	0.61%	0.59%		0.42%		0.20%

Ratio of total expenses to average net assets	0.68	%(f)	0.68%	0.71%	0.77%		0.73%		0.73%

Ratio of net investment income to average net assets	1.69	%(f)	1.97%	1.45%	0.03%		—	%(g)	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Prime Obligations Fund — Resource Shares			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of period	$1.0005		$1.0002	$1.0003	$1.0000	$1.000		$1.000

Net investment income(a)	0.0085		0.0216	0.0144	0.0002	—	(b)	—	(b)

Net realized and unrealized gain (loss)	0.0001		0.0003	(0.0001)	0.0025	—	(b)	—	(b)

Total from investment operations	0.0086		0.0219	0.0143	0.0027	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.0084)		(0.0216)	(0.0144)	(0.0024)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	(0.0001)		— (c)	— (c)	— (c)	—	(b)	—	(b)

Total distributions(d)	(0.0085)		(0.0216)	(0.0144)	(0.0024)	—	(b)	—	(b)

Net asset value, end of period	$1.0006		$1.0005	$1.0002	$1.0003	$1.000		$1.000

Total return(e)	0.63%		1.85%	1.01%	0.27%	0.01%		0.01%

Net assets, end of year (in 000’s)	$1		$1	$1	$1	$71,804		$72,031

Ratio of net expenses to average net assets	0.50	%(f)	0.49%	0.47%	0.52%	0.46%		0.20%

Ratio of total expenses to average net assets	0.83	%(f)	0.83%	0.86%	0.92%	0.88%		0.88%

Ratio of net investment income to average net assets	1.68	%(f)	2.16%	1.44%	0.02%	0.01%		0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

70	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Prime Obligations Fund — Cash Management Shares			2019	2018	2017	2016	2015
Per Share Data:

Net asset value, beginning of period	$1.0005		$1.0002	$1.0003	$1.0000	$1.000	$1.000

Net investment income(a)	0.0065		0.0181	0.0108	0.0051	0.001	—	(b)

Net realized and unrealized gain (loss)	0.0002		(0.0003)	(0.0001)	(0.0033)	— (b)	—	(b)

Total from investment operations	0.0067		0.0184	0.0107	0.0018	0.001	—	(b)

Distributions to shareholders from net investment income	(0.0065)		(0.0181)	(0.0108)	(0.0015)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	(0.0001)		— (c)	— (c)	— (c)	— (b)	—	(b)

Total distributions(d)	(0.0066)		(0.0181)	(0.0108)	(0.0015)	(0.001)	—	(b)

Net asset value, end of period	$1.0006		$1.0005	$1.0002	$1.0003	$1.000	$1.000

Total return(e)	0.55%		1.69%	0.86%	0.18%	0.09%	0.01%

Net assets, end of year (in 000’s)	$1		$1	$1	$1	$1	$1

Ratio of net expenses to average net assets	0.85	%(f)	0.85%	0.83%	0.73%	0.18%	0.18%

Ratio of total expenses to average net assets	0.98	%(f)	0.98%	1.01%	1.07%	1.03%	1.03%

Ratio of net investment income to average net assets	1.33	%(f)	1.80%	1.08%	0.51%	0.37%	0.40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Amount is less than $0.00005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.

Financial Square Prime Obligations Fund — Drexel Hamilton Class Shares	Period Ended February 29, 2020*
Per Share Data:

Net asset value, beginning of period	$1.0006

Net investment income(a)	0.0089

Net realized and unrealized gain	0.0001	(b)

Total from investment operations	0.0090

Distributions to shareholders from net investment income	(0.0088)

Distributions to shareholders from net realized gains	(0.0001)

Total distributions(b)	(0.0089)

Net asset value, end of period	$1.0007

Total return(c)	0.96%

Net assets, end of period (in 000’s)	$77,002

Ratio of net expenses to average net assets	0.15	%(d)

Ratio of total expenses to average net assets	0.18	%(d)

Ratio of net investment income to average net assets	1.63	%(d)

*	Commenced operations on September 9, 2019.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions and a complete redemption of the investment at the net asset value at the end of the year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.

The accompanying notes are an integral part of these financial statements.	71

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Institutional Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.008		0.021	0.014	0.005	— (b)	—	(b)

Net realized gain (loss)	—	(b)	— (b)	(0.001)	— (b)	— (b)	—	(b)

Total from investment operations	0.008		0.021	0.013	0.005	0.001	—	(b)

Distributions to shareholders from net investment income	(0.008)		(0.021)	(0.013)	(0.005)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.008)		(0.021)	(0.013)	(0.005)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.81%		2.16%	1.34%	0.48%	0.13%	—	%(e)

Net assets, end of year (in 000’s)	$57,314,900		$51,789,901	$51,205,454	$44,355,448	$50,595,412	$34,094,054

Ratio of net expenses to average net assets	0.20	%(f)	0.20%	0.20%	0.20%	0.19%	0.06%

Ratio of total expenses to average net assets	0.20	%(f)	0.20%	0.21%	0.23%	0.23%	0.23%

Ratio of net investment income to average net assets	1.55	%(f)	2.11%	1.35%	0.47%	0.14%	—	%(g)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Treasury Instruments Fund — Select Shares			2019	2018	2017	2016	2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.008		0.021	0.015	0.004	0.001	—	(b)

Net realized gain (loss)	—	(b)	— (b)	(0.002)	0.001	— (b)	—	(b)

Total from investment operations	0.008		0.021	0.013	0.005	0.001	—	(b)

Distributions to shareholders from net investment income	(0.008)		(0.021)	(0.013)	(0.005)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.008)		(0.021)	(0.013)	(0.005)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.80%		2.13%	1.31%	0.45%	0.11%	—	%(e)

Net assets, end of year (in 000’s)	$212,044		$141,728	$370,898	$47,839	$21,009	$80,008

Ratio of net expenses to average net assets	0.23	%(f)	0.23%	0.23%	0.23%	0.21%	0.06%

Ratio of total expenses to average net assets	0.23	%(f)	0.23%	0.24%	0.26%	0.26%	0.26%

Ratio of net investment income to average net assets	1.51	%(f)	2.09%	1.49%	0.43%	0.07%	—	%(g)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

72	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Preferred Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.008		0.020	0.012	0.003	0.001	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	0.001	— (b)	—	(b)

Total from investment operations	0.008		0.020	0.012	0.004	0.001	—	(b)

Distributions to shareholders from net investment income	(0.008)		(0.020)	(0.012)	(0.004)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.008)		(0.020)	(0.012)	(0.004)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.76%		2.06%	1.24%	0.38%	0.06%	—	%(e)

Net assets, end of year (in 000’s)	$131,087		$92,406	$45,007	$39,754	$12,735	$33,032

Ratio of net expenses to average net assets	0.30	%(f)	0.30%	0.30%	0.30%	0.26%	0.06%

Ratio of total expenses to average net assets	0.30	%(f)	0.30%	0.31%	0.33%	0.33%	0.33%

Ratio of net investment income to average net assets	1.44	%(f)	2.02%	1.24%	0.34%	0.05%	—	%(g)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Treasury Instruments Fund — Capital Shares			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.007		0.020	0.011	0.004	—	(b)	—	(b)

Net realized gain (loss)	—	(b)	— (b)	0.001	(0.001)	—	(b)	—	(b)

Total from investment operations	0.007		0.020	0.012	0.003	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.007)		(0.020)	(0.012)	(0.003)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.007)		(0.020)	(0.012)	(0.003)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.74%		2.01%	1.19%	0.33%	0.03%		—	%(e)

Net assets, end of year (in 000’s)	$1,189,841		$766,401	$374,831	$1,054,817	$495,853		$353,326

Ratio of net expenses to average net assets	0.35	%(f)	0.35%	0.35%	0.35%	0.30%		0.06%

Ratio of total expenses to average net assets	0.35	%(f)	0.35%	0.36%	0.38%	0.38%		0.38%

Ratio of net investment income to average net assets	1.39	%(f)	1.98%	1.08%	0.38%	0.02%		—	%(g)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

The accompanying notes are an integral part of these financial statements.	73

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Administration Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.007		0.019	0.011	0.003	—	(b)	—	(b)

Net realized gain (loss)	—	(b)	— (b)	— (b)	(0.001)	—	(b)	—	(b)

Total from investment operations	0.007		0.019	0.011	0.002	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.007)		(0.019)	(0.011)	(0.002)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.007)		(0.019)	(0.011)	(0.002)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.69%		1.91%	1.09%	0.24%	—	%(e)	—	%(e)

Net assets, end of year (in 000’s)	$1,643,654		$1,716,942	$2,361,026	$2,817,291	$2,186,426		$2,101,757

Ratio of net expenses to average net assets	0.45	%(f)	0.45%	0.45%	0.44%	0.32%		0.06%

Ratio of total expenses to average net assets	0.45	%(f)	0.45%	0.46%	0.48%	0.48%		0.48%

Ratio of net investment income (loss) to average net assets	1.31	%(f)	1.86%	1.07%	0.26%	(0.01)%		—	%(g)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Treasury Instruments Fund — Premier Shares			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.006		0.018	0.011	0.002	—	(b)	—	(b)

Net realized gain (loss)	—	(b)	— (b)	(0.001)	— (b)	—	(b)	—	(b)

Total from investment operations	0.006		0.018	0.010	0.002	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.006)		(0.018)	(0.010)	(0.002)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.006)		(0.018)	(0.010)	(0.002)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.64%		1.80%	0.99%	0.17%	—	%(e)	—	%(e)

Net assets, end of year (in 000’s)	$135,119		$151,939	$152,344	$56,059	$19,142		$54

Ratio of net expenses to average net assets	0.55	%(f)	0.55%	0.55%	0.50%	0.38%		0.06%

Ratio of total expenses to average net assets	0.55	%(f)	0.55%	0.56%	0.58%	0.58%		0.58%

Ratio of net investment income (loss) to average net assets	1.21	%(f)	1.76%	1.12%	0.20%	(0.02)%		—	%(g)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

74	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Service Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.006		0.016	0.008	0.001	—	(b)	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total from investment operations	0.006		0.016	0.008	0.001	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.006)		(0.016)	(0.008)	(0.001)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.006)		(0.016)	(0.008)	(0.001)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.56%		1.65%	0.84%	0.10%	—	%(e)	—	%(e)

Net assets, end of year (in 000’s)	$35,578		$26,723	$22,063	$47,234	$91,598		$197,083

Ratio of net expenses to average net assets	0.70	%(f)	0.70%	0.70%	0.55%	0.29%		0.06%

Ratio of total expenses to average net assets	0.70	%(f)	0.70%	0.71%	0.73%	0.73%		0.73%

Ratio of net investment income (loss) to average net assets	1.04	%(f)	1.60%	0.79%	0.05%	(0.01)%		—	%(g)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

Financial Square Treasury Instruments Fund — Resource Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.006		0.016	0.009	0.004	—	(b)	—	(b)

Net realized gain (loss)	—	(b)	— (b)	— (b)	(0.004)	—	(b)	—	(b)

Total from investment operations	0.006		0.016	0.009	— (b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.006)		(0.016)	(0.009)	— (b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.006)		(0.016)	(0.009)	— (b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.49%		1.50%	0.69%	0.04%	—	%(e)	—	%(e)

Net assets, end of year (in 000’s)	$1		$1	$1	$1	$1		$1

Ratio of net expenses to average net assets	0.56	%(f)	0.56%	0.55%	0.26%	0.19%		0.06%

Ratio of total expenses to average net assets	0.85	%(f)	0.85%	0.86%	0.88%	0.88%		0.89%

Ratio of net investment income to average net assets	1.11	%(f)	1.61%	0.87%	0.37%	0.37%		0.40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	75

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Instruments Fund — Cash Management Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017		2016		2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.004		0.014	0.006	—	(b)	—	(b)	—	(b)

Net realized gain (loss)	—	(b)	(0.001)	(0.001)	—	(b)	—	(b)	—	(b)

Total from investment operations	0.004		0.013	0.005	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.004)		(0.013)	(0.005)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.004)		(0.013)	(0.005)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.41%		1.35%	0.54%	0.01%		—	%(e)	—	%(e)

Net assets, end of year (in 000’s)	$14,218		$12,515	$64	$30		$279		$1

Ratio of net expenses to average net assets	1.00	%(f)	1.00%	1.00%	0.61%		0.35%		0.06%

Ratio of total expenses to average net assets	1.00	%(f)	1.00%	1.01%	1.03%		1.03%		1.03%

Ratio of net investment income to average net assets	0.75	%(f)	1.36%	0.60%	—	%(g)	0.05%		0.40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005%.
(f)	Annualized.
(g)	Amount is less than 0.005% of average net assets.

76	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Obligations Fund — Institutional Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.008		0.022	0.013	0.005	0.002	—	(b)

Net realized gain	—	(b)	— (b)	0.001	— (b)	— (b)	—	(b)

Total from investment operations	0.008		0.022	0.014	0.005	0.002	—	(b)

Distributions to shareholders from net investment income	(0.008)		(0.022)	(0.014)	(0.005)	(0.002)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.008)		(0.022)	(0.014)	(0.005)	(0.002)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.82%		2.20%	1.37%	0.50%	0.15%	0.01%

Net assets, end of year (in 000’s)	$12,937,412		$12,649,125	$10,649,826	$15,091,527	$19,950,969	$12,758,713

Ratio of net expenses to average net assets	0.20	%(e)	0.20%	0.20%	0.20%	0.19%	0.10%

Ratio of total expenses to average net assets	0.20	%(e)	0.20%	0.21%	0.23%	0.23%	0.23%

Ratio of net investment income to average net assets	1.56	%(e)	2.17%	1.31%	0.47%	0.14%	—	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Treasury Obligations Fund — Select Shares			2019	2018	2017	2016	2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.008		0.021	0.015	0.005	0.001	—	(b)

Net realized gain (loss)	—	(b)	— (b)	(0.002)	— (b)	— (b)	—	(b)

Total from investment operations	0.008		0.021	0.013	0.005	0.001	—	(b)

Distributions to shareholders from net investment income	(0.008)		(0.021)	(0.013)	(0.005)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.008)		(0.021)	(0.013)	(0.005)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.80%		2.17%	1.34%	0.47%	0.13%	0.01%

Net assets, end of year (in 000’s)	$33,866		$50,890	$134,034	$67,865	$505,162	$169,026

Ratio of net expenses to average net assets	0.23	%(e)	0.23%	0.23%	0.23%	0.21%	0.10%

Ratio of total expenses to average net assets	0.23	%(e)	0.23%	0.24%	0.26%	0.26%	0.26%

Ratio of net investment income to average net assets	1.53	%(e)	2.08%	1.46%	0.46%	0.12%	—	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

The accompanying notes are an integral part of these financial statements.	77

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Obligations Fund — Preferred Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.008		0.021	0.013	0.004	0.001	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	0.008		0.021	0.013	0.004	0.001	—	(b)

Distributions to shareholders from net investment income	(0.008)		(0.021)	(0.013)	(0.004)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.008)		(0.021)	(0.013)	(0.004)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.77%		2.10%	1.26%	0.40%	0.08%	0.01%

Net assets, end of year (in 000’s)	$390,612		$461,459	$173,807	$123,436	$81,542	$220,426

Ratio of net expenses to average net assets	0.30	%(e)	0.30%	0.30%	0.30%	0.25%	0.10%

Ratio of total expenses to average net assets	0.30	%(e)	0.30%	0.31%	0.33%	0.33%	0.33%

Ratio of net investment income to average net assets	1.47	%(e)	2.08%	1.28%	0.40%	0.05%	—	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Treasury Obligations Fund — Capital Shares			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.007		0.020	0.012	0.003	—	(b)	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total from investment operations	0.007		0.020	0.012	0.003	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.007)		(0.020)	(0.012)	(0.003)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.007)		(0.020)	(0.012)	(0.003)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.74%		2.05%	1.21%	0.35%	0.05%		0.01%

Net assets, end of year (in 000’s)	$442,974		$390,680	$299,105	$269,417	$404,533		$442,625

Ratio of net expenses to average net assets	0.35	%(e)	0.35%	0.35%	0.35%	0.30%		0.10%

Ratio of total expenses to average net assets	0.35	%(e)	0.35%	0.36%	0.38%	0.38%		0.38%

Ratio of net investment income to average net assets	1.42	%(e)	2.01%	1.19%	0.34%	0.03%		0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

78	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Obligations Fund — Administration Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.007		0.019	0.011	0.002	—	(b)	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	0.001	—	(b)	—	(b)

Total from investment operations	0.007		0.019	0.011	0.003	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.007)		(0.019)	(0.011)	(0.003)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.007)		(0.019)	(0.011)	(0.003)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.69%		1.95%	1.11%	0.26%	0.01%		0.01%

Net assets, end of year (in 000’s)	$1,718,249		$2,034,113	$1,810,200	$1,307,550	$1,543,863		$1,620,517

Ratio of net expenses to average net assets	0.45	%(e)	0.45%	0.45%	0.44%	0.33%		0.10%

Ratio of total expenses to average net assets	0.45	%(e)	0.45%	0.46%	0.48%	0.48%		0.48%

Ratio of net investment income (loss) to average net assets	1.32	%(e)	1.91%	1.14%	0.25%	(0.01)%		—	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Treasury Obligations Fund — Premier Shares			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.006		0.018	0.013	0.004	—	(b)	—	(b)

Net realized gain (loss)	—	(b)	— (b)	(0.004)	(0.002)	—	(b)	—	(b)

Total from investment operations	0.006		0.018	0.009	0.002	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.006)		(0.018)	(0.009)	(0.002)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.006)		(0.018)	(0.009)	(0.002)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.64%		1.84%	1.01%	0.19%	0.01%		0.01%

Net assets, end of year (in 000’s)	$19,767		$17,485	$16,492	$1	$1		$1

Ratio of net expenses to average net assets	0.55	%(e)	0.55%	0.55%	0.27%	0.19%		0.10%

Ratio of total expenses to average net assets	0.55	%(e)	0.55%	0.56%	0.58%	0.58%		0.58%

Ratio of net investment income (loss) to average net assets	1.21	%(e)	1.82%	1.32%	0.37%	0.36%		(0.02)%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	79

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Obligations Fund — Service Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.006		0.017	0.009	0.001	—	(b)	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total from investment operations	0.006		0.017	0.009	0.001	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.006)		(0.017)	(0.009)	(0.001)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.006)		(0.017)	(0.009)	(0.001)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.56%		1.69%	0.86%	0.11%	0.01%		0.01%

Net assets, end of year (in 000’s)	$1,012,946		$936,398	$1,342,308	$954,846	$787,768		$940,671

Ratio of net expenses to average net assets	0.70	%(e)	0.70%	0.70%	0.59%	0.33%		0.10%

Ratio of total expenses to average net assets	0.70	%(e)	0.70%	0.71%	0.73%	0.73%		0.73%

Ratio of net investment income (loss) to average net assets	1.03	%(e)	1.67%	0.88%	0.11%	(0.01)%		—	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Treasury Obligations Fund — Resource Shares			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.005		0.016	0.008	0.004	—	(b)	—	(b)

Net realized gain (loss)	—	(b)	— (b)	— (b)	(0.004)	—	(b)	—	(b)

Total from investment operations	0.005		0.016	0.008	— (b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.005)		(0.016)	(0.008)	— (b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.005)		(0.016)	(0.008)	— (b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.49%		1.54%	0.71%	0.05%	0.01%		0.01%

Net assets, end of year (in 000’s)	$1		$1	$1	$1	$1		$1

Ratio of net expenses to average net assets	0.56	%(e)	0.56%	0.56%	0.27%	0.19%		0.10%

Ratio of total expenses to average net assets	0.85	%(e)	0.85%	0.86%	0.88%	0.88%		0.88%

Ratio of net investment income to average net assets	1.03	%(e)	1.59%	0.78%	0.37%	0.36%		0.40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

80	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Obligations Fund — Cash Management Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.004		0.013	0.004	0.001	—	(b)	—	(b)

Net realized gain (loss)	—	(b)	0.001	0.002	(0.001)	—	(b)	—	(b)

Total from investment operations	0.004		0.014	0.006	— (b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.004)		(0.014)	(0.006)	— (b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.004)		(0.014)	(0.006)	— (b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.41%		1.39%	0.56%	0.02%	0.01%		0.01%

Net assets, end of year (in 000’s)	$25,488		$22,364	$48	$154	$1		$1

Ratio of net expenses to average net assets	1.00	%(e)	1.00%	1.00%	0.97%	0.19%		0.10%

Ratio of total expenses to average net assets	1.00	%(e)	1.00%	1.01%	1.03%	1.03%		1.03%

Ratio of net investment income to average net assets	0.76	%(e)	1.29%	0.43%	0.14%	0.36%		0.40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	81

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Solutions Fund — Institutional Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.008		0.021	0.013	0.005	0.001	—	(b)

Net realized gain	0.001		— (b)	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	0.009		0.021	0.013	0.005	0.001	—	(b)

Distributions to shareholders from net investment income	(0.008)		(0.021)	(0.013)	(0.005)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	(0.001)		— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.009)		(0.021)	(0.013)	(0.005)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.82%		2.17%	1.34%	0.49%	0.14%	0.10%

Net assets, end of year (in 000’s)	$7,766,384		$7,395,030	$7,667,540	$8,619,492	$9,876,558	$10,053,367

Ratio of net expenses to average net assets	0.20	%(e)	0.20%	0.20%	0.20%	0.19%	0.10%

Ratio of total expenses to average net assets	0.20	%(e)	0.20%	0.21%	0.23%	0.23%	0.23%

Ratio of net investment income to average net assets	1.54	%(e)	2.11%	1.31%	0.48%	0.11%	—	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Treasury Solutions Fund — Select Shares			2019	2018	2017	2016	2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.007		0.021	0.013	0.004	0.001	—	(b)

Net realized gain	0.001		— (b)	— (b)	0.001	— (b)	—	(b)

Total from investment operations	0.008		0.021	0.013	0.005	0.001	—	(b)

Distributions to shareholders from net investment income	(0.007)		(0.021)	(0.013)	(0.005)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	(0.001)		— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.008)		(0.021)	(0.013)	(0.005)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.81%		2.14%	1.31%	0.46%	0.12%	0.01%

Net assets, end of year (in 000’s)	$9,907		$8,325	$7,439	$7,333	$10,969	$12,266

Ratio of net expenses to average net assets	0.23	%(e)	0.23%	0.23%	0.23%	0.21%	0.10%

Ratio of total expenses to average net assets	0.23	%(e)	0.23%	0.24%	0.26%	0.26%	0.26%

Ratio of net investment income to average net assets	1.50	%(e)	2.07%	1.27%	0.42%	0.09%	—	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

82	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Treasury Solutions Fund — Preferred Shares			2019	2018	2017	2016	2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.007		0.020	0.013	0.003	0.001	—	(b)

Net realized gain (loss)	0.001		— (b)	(0.001)	0.001	— (b)	—	(b)

Total from investment operations	0.008		0.020	0.012	0.004	0.001	—	(b)

Distributions to shareholders from net investment income	(0.007)		(0.020)	(0.012)	(0.004)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	(0.001)		— (b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.008)		(0.020)	(0.012)	(0.004)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.77%		2.07%	1.24%	0.39%	0.07%	0.01%

Net assets, end of year (in 000’s)	$58,673		$38,419	$19,545	$14,565	$75,756	$40,923

Ratio of net expenses to average net assets	0.30	%(e)	0.30%	0.30%	0.30%	0.26%	0.10%

Ratio of total expenses to average net assets	0.30	%(e)	0.30%	0.31%	0.33%	0.33%	0.33%

Ratio of net investment income to average net assets	1.43	%(e)	2.04%	1.26%	0.25%	0.03%	—	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Treasury Solutions Fund — Capital Shares			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.007		0.020	0.012	0.003	—	(b)	—	(b)

Net realized gain	0.001		— (b)	— (b)	— (b)	—	(b)	—	(b)

Total from investment operations	0.008		0.020	0.012	0.003	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.007)		(0.020)	(0.012)	(0.003)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	(0.001)		— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.008)		(0.020)	(0.012)	(0.003)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.75%		2.02%	1.19%	0.34%	0.03%		0.01%

Net assets, end of year (in 000’s)	$188,205		$162,212	$165,645	$215,820	$264,092		$103,108

Ratio of net expenses to average net assets	0.35	%(e)	0.35%	0.35%	0.35%	0.32%		0.10%

Ratio of total expenses to average net assets	0.35	%(e)	0.35%	0.36%	0.38%	0.38%		0.38%

Ratio of net investment income to average net assets	1.39	%(e)	1.97%	1.15%	0.30%	0.01%		—	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

The accompanying notes are an integral part of these financial statements.	83

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Solutions Fund — Administration Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.006		0.019	0.011	0.003	—	(b)	—	(b)

Net realized gain	0.001		— (b)	— (b)	— (b)	—	(b)	—	(b)

Total from investment operations	0.007		0.019	0.011	0.003	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.006)		(0.019)	(0.011)	(0.003)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	(0.001)		— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.007)		(0.019)	(0.011)	(0.003)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.70%		1.92%	1.09%	0.25%	0.01%		0.01%

Net assets, end of year (in 000’s)	$441,940		$473,937	$360,817	$237,557	$189,870		$390,266

Ratio of net expenses to average net assets	0.45	%(e)	0.45%	0.45%	0.44%	0.30%		0.10%

Ratio of total expenses to average net assets	0.45	%(e)	0.45%	0.46%	0.48%	0.48%		0.48%

Ratio of net investment income (loss) to average net assets	1.30	%(e)	1.85%	1.09%	0.28%	(0.02)%		—	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Treasury Solutions Fund — Premier Shares			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.006		0.018	0.011	0.001	—	(b)	—	(b)

Net realized gain (loss)	0.001		— (b)	(0.001)	0.001	—	(b)	—	(b)

Total from investment operations	0.007		0.018	0.010	0.002	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.006)		(0.018)	(0.010)	(0.002)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	(0.001)		— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.007)		(0.018)	(0.010)	(0.002)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.65%		1.82%	0.99%	0.18%	0.01%		0.01%

Net assets, end of year (in 000’s)	$153,300		$161,003	$45,627	$15,512	$1		$1

Ratio of net expenses to average net assets	0.55	%(e)	0.55%	0.55%	0.50%	0.19%		0.10%

Ratio of total expenses to average net assets	0.55	%(e)	0.55%	0.56%	0.58%	0.58%		0.58%

Ratio of net investment income to average net assets	1.20	%(e)	1.77%	1.10%	0.13%	0.36%		0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

84	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Treasury Solutions Fund — Service Shares			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.005		0.016	0.008	0.001	—	(b)	—	(b)

Net realized gain	0.001		— (b)	— (b)	— (b)	—	(b)	—	(b)

Total from investment operations	0.006		0.016	0.008	0.001	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.005)		(0.016)	(0.008)	(0.001)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	(0.001)		— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.006)		(0.016)	(0.008)	(0.001)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.57%		1.66%	0.84%	0.10%	0.01%		0.01%

Net assets, end of year (in 000’s)	$114,582		$124,910	$155,808	$144,728	$142,607		$355,272

Ratio of net expenses to average net assets	0.70	%(e)	0.70%	0.70%	0.58%	0.29%		0.10%

Ratio of total expenses to average net assets	0.70	%(e)	0.70%	0.71%	0.73%	0.73%		0.73%

Ratio of net investment income (loss) to average net assets	1.05	%(e)	1.60%	0.83%	0.08%	(0.02)%		—	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
Financial Square Treasury Solutions Fund — Resource Shares			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.005		0.016	0.008	0.004	—	(b)	—	(b)

Net realized gain (loss)	0.001		— (b)	— (b)	(0.004)	—	(b)	—	(b)

Total from investment operations	0.006		0.016	0.008	— (b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.006)		(0.016)	(0.008)	— (b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—		— (b)	— (b)	— (b)	—	(b)	—	(b)

Total distributions(c)	(0.006)		(0.016)	(0.008)	— (b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.50%		1.51%	0.69%	0.05%	0.01%		0.01%

Net assets, end of year (in 000’s)	$1		$1	$1	$1	$1		$1

Ratio of net expenses to average net assets	0.56	%(e)	0.56%	0.55%	0.26%	0.19%		0.10%

Ratio of total expenses to average net assets	0.85	%(e)	0.85%	0.86%	0.88%	0.88%		0.88%

Ratio of net investment income to average net assets	1.12	%(e)	1.59%	0.84%	0.37%	0.37%		0.40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	85

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

Financial Square Treasury Solutions Fund — Cash Management Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017		2016		2015
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income(a)	0.004		0.013	0.005	—	(b)	—	(b)	—	(b)

Net realized gain	0.001		— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total from investment operations	0.005		0.013	0.005	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.004)		(0.013)	(0.005)	—	(b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	(0.001)		— (b)	— (b)	—	(b)	—	(b)	—	(b)

Total distributions(c)	(0.005)		(0.013)	(0.005)	—	(b)	—	(b)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00		$1.00		$1.00

Total return(d)	0.42%		1.36%	0.54%	0.01%		0.01%		0.01%

Net assets, end of year (in 000’s)	$271,375		$223,501	$23,332	$33,252		$73,211		$147,486

Ratio of net expenses to average net assets	1.00	%(e)	1.00%	1.00%	0.62%		0.31%		0.10%

Ratio of total expenses to average net assets	1.00	%(e)	1.00%	1.01%	1.03%		1.03%		1.03%

Ratio of net investment income (loss) to average net assets	0.75	%(e)	1.31%	0.54%	—	%(f)	(0.20)%		—	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005% of average net assets.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements

February 29, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified
Federal Instruments	Institutional, Select, Preferred, Capital, Administration, Premier, Service, and Cash Management	Diversified
Government	Institutional, Select, Preferred, Capital, Administration, Premier, Service, Class A, Class C, Resource, Cash Management, Class R6 and Drexel Hamilton Class*	Diversified
Money Market, Prime Obligations, Treasury Instruments, Treasury Obligations and Treasury Solutions	Institutional, Select, Preferred, Capital, Administration, Premier, Service, Resource, and Cash Management	Diversified
Prime Obligations	Institutional, Select, Preferred, Capital, Administration, Premier, Service, Resource, Cash Management, and Drexel Hamilton Class*	Diversified

*	Drexel Hamilton Class Shares commenced operations on September 9, 2019.

Class C Shares may typically be acquired only in an exchange for Class C Shares of another Goldman Sachs Fund. Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

The following Funds were designated by the Board of Trustees (“Trustees”) as “institutional money market funds” under Rule 2a-7 under the Act: Financial Square Money Market Fund and Financial Square Prime Obligations Fund (the “Institutional Money Market Funds”). Each of the Institutional Money Market Funds must price its shares at a net asset value (“NAV”) reflecting market-based values of its portfolio securities (i.e., at a “floating” NAV) rounded to the fourth decimal place (e.g., $1.0000).

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The investment valuation policy of the Funds, except for the Institutional Money Market Funds, is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Trustees, GSAM evaluates daily the difference between each Fund’s NAV per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The Institutional Money Market Funds’ investment valuation policy is to value its portfolio securities only at market-based values. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or

87

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with Valuation Procedures approved by the Trustees. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B.  Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution, Service, Distribution and Service, Administration, Service and Administration, and Shareholder Administration fees and Transfer Agency fees. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax exempt income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. A Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

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GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of February 29, 2020, all investments and repurchase agreements, other than those held by the Institutional Money Market Funds, are classified as Level 2 of the fair value hierarchy. All investments for the Institutional Money Market Funds are classified as Level 2, with the exception of treasury securities of G7 countries which are generally classified as Level 1. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

89

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B.  Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans (the “Plans”) to allow Class C, Select, Preferred, Capital, Administration, Premier, Service, Resource and Cash Management Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares.

C.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C, Resource and Cash Management Shares of each applicable Fund, has adopted Distribution Plans subject to Rule 12b-1 under the Act. Under the Distribution Plans, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C, Resource and Cash Management Shares of the Funds, as set forth below.

The Trust, on behalf of the Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

D.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class C Shares’ CDSC. During the six months ended February 29, 2020, Goldman Sachs has advised that it retained $912 in CDSCs with respect to Class C Shares of the Financial Square Government Fund.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets.

F.  Other Agreements — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding transfer agency fees and expenses, administration fees (as applicable), service fees (as applicable), shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. These Other Expense limitations will remain in place through at least December 27, 2020, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Funds have entered into certain offset arrangements with the custodian which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

G.  Total Fund Expenses

Fund Contractual Fees

The contractual management fee rate is 0.18% for the Financial Square Federal Instruments, Financial Square Treasury Instruments, Financial Square Treasury Obligations and Financial Square Treasury Solutions Funds and 0.16% for the Financial Square Government, Financial Square Money Market and Financial Square Prime Obligations Funds.

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GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Other contractual annualized rates for each of the Funds are as follows:

	Institutional Shares	Select Shares	Preferred Shares	Capital Shares	Administration Shares	Premier Shares	Service Shares		Resource Shares		Cash Management Shares		Class R6 Shares(a)	Drexel Hamilton Class Shares	Class A Shares(a)	Class C Shares(a)
Administration, Service and/or Shareholder Administration Fees	N/A	0.03%	0.10%	0.15%	0.25%	0.35%	0.25%		0.50%		0.50%		N/A	N/A	N/A	0.25%
Distribution and/or Service (12b-1) Fees	N/A	N/A	N/A	N/A	N/A	N/A	0.25	(b)	0.15	(c)	0.30	(c)	N/A	N/A	0.25%	0.75	(c)
Transfer Agency Fee	0.01%	0.01	0.01	0.01	0.01	0.01	0.01		0.01		0.01		0.01%	0.01%	0.01	0.01

N/A—Fees	not applicable to respective share class
(a)	Government Fund only.
(b)	Service (12b-1) fee only.
(c)	Distribution (12b-1) fee only.

Fund Effective Net Expenses (After Waivers and Reimbursements)

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. As of December 2, 2019, the investment adviser has agreed to not impose a portion of the management fee equal annually to 0.06% of the Financial Square Federal Instruments Fund’s average daily net assets. This arrangement will remain in effect through at least December 27, 2020, and prior to such date, the investment adviser may not terminate the arrangement without the approval of the Board of Trustees. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. From May 8, 2019 to September 12, 2019, the investment adviser implemented a voluntary temporary fee waiver equal annually to 0.04% of the average daily net assets of the Financial Square Prime Obligations Fund and Financial Square Money Market Fund. On September 13, 2019, the investment adviser reduced the voluntary temporary fee waiver to a percentage rate equal annually to 0.03% of the average daily net assets for both Funds.

During the six months ended February 29, 2020, GSAM and Goldman Sachs (as applicable) agreed to waive all or a portion of the management fees and respective class-specific fees described above attributable to the Funds. The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

For the six months ended February 29, 2020, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Management Fee Waivers	Distribution, Administration, Service and/or Shareholder Administration Plans Fee Waivers		Custody Fee Reduction		Other Expense Reimbursements	Total Expense Reductions
Federal Instruments	$ 349	$—	*	$—	*	$35	$384
Government	—	—		1		—	1
Money Market	2,758	—	*	—		—	2,758
Prime Obligations	1,055	—	*	—		39	1,094

*	Amount less than one thousand.

91

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 29, 2020, the net effective management fee rate was 0.18% for the Financial Square Treasury Instruments, Financial Square Treasury Obligations and Financial Square Treasury Solutions Funds, 0.16% for the Financial Square Government Fund, 0.14% for the Financial Square Federal Instruments Fund and 0.13% for the Financial Square Money Market and Financial Square Prime Obligations Funds.

H.  Other Transactions with Affiliates — A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

For the six months ended February 29, 2020, the purchase and sale transactions and related net realized gain (loss) for the Funds with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Federal Instruments	$—	$—	$—
Government	—	812,863,369	(886,542)
Money Market	—	—	—
Prime Obligations	—	—	—
Treasury Instruments	—	—	—
Treasury Obligations	—	—	—
Treasury Solutions	—	—	—

As of February 29, 2020, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of the outstanding share classes of the following Funds:

Fund	Select Shares	Capital Shares	Premier Shares	Service Shares	Resource Shares	Cash Management Shares
Federal Instruments	100%	5%	100%	—%	—%	—%
Money Market	—	—	100	13	100	100
Prime Obligations	—	—	100	—	100	100
Treasury Instruments	—	—	—	—	100	—
Treasury Obligations	—	—	—	—	100	—
Treasury Solutions	—	—	—	—	100	—

The following table provides information about the investment in issuers deemed to be affiliates of the Funds.

Government Fund
Name of Affiliated Issuer	Value at 8/31/19	Purchases at Cost	Proceeds from Sales/maturities	Value at 2/29/2020	Interest Income
Goldman Sachs & Co. -Repurchase Agreement	$—	$2,848,000,000	$(2,848,000,000)	$—	$124,028

92

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Treasury Obligations Fund
Name of Affiliated Issuer	Value at 8/31/19	Purchases at Cost	Proceeds from Sales/maturities	Value at 2/29/2020	Interest Income
Goldman Sachs & Co. -Repurchase Agreement	$—	$937,000,000	$(937,000,000)	$—	$34,826

I.  Line of Credit Facility — As of February 29, 2020, the Funds participated in a $580,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 29, 2020, the Funds did not have any borrowings under the facility.

5. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2019, the Funds’ certain timing differences on a tax basis were as follows:

	Federal Instruments	Government	Money Market	Prime Obligations	Treasury Instruments	Treasury Obligations	Treasury Solutions
Timing differences (Dividend Payable and Post-October Capital Loss Deferral)	$(685,203)	$(93,939,935)	$(15,969,302)	$(4,897,347)	$(43,794,439)	$(15,241,248)	$(4,592,245)

At February 29, 2020, the aggregate cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily. monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investment resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment

93

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

6. OTHER RISKS (continued)

model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price (or, for the Institutional Money Market Funds, minimize the volatility of the Fund’s NAV per share). The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Market and Credit Risks — In the normal course of business, a Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Credit/Default Risk — An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

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GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

9. SUBSEQUENT EVENTS

Goldman Sachs Bank USA (“GS Bank”), an affiliate of GSAM, recently purchased $1,451,565,193 of securities from the Financial Square Money Market Fund ($722,365,313 on March 19, 2020 and $729,199,880 on March 20, 2020) and $391,141,514 of securities from the Financial Square Prime Obligations Fund ($301,201,274 on March 19, 2020 and $89,940,240 on March 20, 2020). GS Bank purchased these securities from the Funds at fair market value (as determined by a third-party pricing service) to promote liquidity in the short-term credit markets and to increase the Funds’ weekly liquid assets in response to market disruptions related to COVID-19. These purchases were made in reliance on, and subject to the conditions set forth in, Rule 17a-9 under the Act and relief issued by the SEC Staff in Investment Company Institute, SEC No-Action Letter (pub. avail. March 19, 2020). The Funds were required to disclose additional information about these purchases, including information with respect to each of the purchased securities, on Form N-CR and to file this form with the SEC. The Funds’ Form N-CR filings are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

Subsequent events after the Statements of Assets and Liabilities date other than the above have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 28, 2019 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Federal Instruments Fund

	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019

	Shares*	Shares*

Institutional Shares
Shares sold	2,282,899,710	2,413,919,468
Reinvestment of distributions	10,413,588	14,716,134
Shares redeemed	(1,928,930,080)	(1,483,363,844)
	364,383,218	945,271,758
Select Shares
Shares sold	—	—
Reinvestment of distributions	400	1,030
Shares redeemed	—	—
	400	1,030
Preferred Shares
Shares sold	2,975,796	37,261,772
Reinvestment of distributions	41,901	194,287
Shares redeemed	(2,930,187)	(34,306,015)
	87,510	3,150,044
Capital Shares
Shares sold	501,043	3,027,408
Reinvestment of distributions	7,117	23,515
Shares redeemed	(25)	(7,561,629)
	508,135	(4,510,706)
Administration Shares
Shares sold	49,138,143	148,393,733
Reinvestment of distributions	29,307	106,606
Shares redeemed	(61,512,403)	(146,683,155)
	(12,344,953)	1,817,184
Premier Shares
Shares sold	—	—
Reinvestment of distributions	338	924
Shares redeemed	—	—
	338	924
Service Shares
Shares sold	1,887,372	4,095,943
Reinvestment of distributions	6	17
Shares redeemed	(2,439,631)	(3,606,548)
	(552,253)	489,412
Cash Management Shares
Shares sold	19,791,267	74,119
Reinvestment of distributions	15,369	767
Shares redeemed	(11,093,432)	(33,290)
	8,713,204	41,596

NET INCREASE (DECREASE) IN SHARES	360,795,599	946,261,242

*	Valued at $1.00 per share.

96

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Government Fund

	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019

	Shares*	Shares*

Institutional Shares
Shares sold	490,379,175,271	891,386,834,941
Reinvestment of distributions	438,644,677	1,010,265,284
Shares redeemed	(482,418,277,804)	(888,091,751,934)
	8,399,542,144	4,305,348,291
Select Shares
Shares sold	620,474,713	2,476,891,028
Reinvestment of distributions	2,626,048	12,289,471
Shares redeemed	(1,056,686,814)	(2,261,820,345)
	(433,586,053)	227,360,154
Preferred Shares
Shares sold	2,371,727,333	5,273,993,017
Reinvestment of distributions	2,733,571	3,737,667
Shares redeemed	(3,067,643,336)	(4,852,993,321)
	(693,182,432)	424,737,363
Capital Shares
Shares sold	6,417,138,828	11,257,171,481
Reinvestment of distributions	5,071,265	15,882,356
Shares redeemed	(6,500,132,818)	(11,258,708,341)
	(77,922,725)	14,345,496
Administration Shares
Shares sold	15,230,541,217	29,072,426,243
Reinvestment of distributions	11,157,553	29,387,533
Shares redeemed	(14,518,548,314)	(28,693,198,135)
	723,150,456	408,615,641
Premier Shares
Shares sold	284,837,001	583,756,477
Reinvestment of distributions	329,905	965,018
Shares redeemed	(276,434,461)	(562,127,983)
	8,732,445	22,593,512
Service Shares
Shares sold	1,877,330,585	2,120,569,930
Reinvestment of distributions	1,616,177	2,216,832
Shares redeemed	(1,723,371,610)	(2,045,369,736)
	155,575,152	77,417,026
Class A Shares
Shares sold	265,927,950	293,735,038
Reinvestment of distributions	2,243,999	2,034,223
Shares redeemed	(153,181,436)	(121,167,609)
	114,990,513	174,601,652
Class C Shares
Shares sold	1,284,139	2,254,507
Reinvestment of distributions	15,139	54,930
Shares redeemed	(873,763)	(2,705,871)
	425,515	(396,434)
Resource Shares
Shares sold	67,734,101	105,554,574
Reinvestment of distributions	366,080	949,693
Shares redeemed	(64,590,640)	(106,412,980)
	3,509,541	91,287
Cash Management Shares
Shares sold	324,539,626	169,240,070
Reinvestment of distributions	553,288	190,391
Shares redeemed	(284,088,661)	(79,318,182)
	41,004,253	90,112,279
Class R6 Shares
Shares sold	563,156,273	1,174,019,386
Reinvestment of distributions	809,041	1,194,270
Shares redeemed	(583,024,763)	(1,127,855,380)
	(19,059,449)	47,358,276
Drexel Hamilton Class Shares[1]
Shares sold	4,016,492,639	—
Reinvestment of distributions	203,665	—
Shares redeemed	(2,854,457,699)	—
	1,162,238,605	—

NET INCREASE IN SHARES	9,385,417,965	5,792,184,543

*	Valued at $1.00 per share.
[1]	Commenced operations on September 9, 2019.

97

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Money Market Fund

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	57,991,360,759	$58,020,807,431	85,472,232,406	$85,504,124,710
Reinvestment of distributions	91,537,374	91,586,178	161,155,196	161,220,324
Shares redeemed	(58,235,278,203)	(58,264,830,081)	(79,482,109,352)	(79,510,982,209)
	(152,380,070)	(152,436,472)	6,151,278,250	6,154,362,825
Select Shares
Shares sold	7,725,602	7,729,441	35,383,853	35,399,217
Reinvestment of distributions	278,784	278,927	749,777	750,042
Shares redeemed	(26,454,295)	(26,467,111)	(35,555,683)	(35,566,804)
	(18,449,909)	(18,458,743)	577,947	582,455
Preferred Shares
Shares sold	592,259	592,575	4,100,461	4,102,857
Reinvestment of distributions	35,800	35,819	47,283	47,302
Shares redeemed	(2,724,459)	(2,725,700)	(2,001,549)	(2,002,199)
	(2,096,400)	(2,097,306)	2,146,195	2,147,960
Capital Shares
Shares sold	7,034,460	7,038,077	14,344,255	14,350,053
Reinvestment of distributions	107,422	107,479	123,841	123,904
Shares redeemed	(4,536,009)	(4,538,077)	(2,755,303)	(2,756,631)
	2,605,873	2,607,479	11,712,793	11,717,326
Administration Shares
Shares sold	1,077,658	1,078,099	9,581,492	9,583,600
Reinvestment of distributions	37,466	37,483	43,015	43,030
Shares redeemed	(1,202,245)	(1,202,726)	(8,350,525)	(8,351,107)
	(87,121)	(87,144)	1,273,982	1,275,523
Premier Shares
Shares sold	—	—	—	—
Reinvestment of distributions	8	8	22	21
Shares redeemed	—	—	—	—
	8	8	22	21
Service Shares
Shares sold	291,521	291,550	1,904,464	1,904,571
Reinvestment of distributions	150	150	1,392	1,392
Shares redeemed	(291,421)	(291,450)	(2,026,500)	(2,026,650)
	250	250	(120,644)	(120,687)
Resource Shares
Shares sold	—	—	—	—
Reinvestment of distributions	6	6	18	18
Shares redeemed	—	—	—	—
	6	6	18	18
Cash Management Shares
Shares sold	—	—	—	—
Reinvestment of distributions	6	6	16	17
Shares redeemed	—	—	—	—
	6	6	16	17

NET INCREASE (DECREASE)	(170,407,357)	$(170,471,916)	6,166,868,579	$6,169,965,458

98

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Prime Obligations Fund

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	13,492,900,881	$13,500,539,996	15,725,452,191	$15,732,290,883
Reinvestment of distributions	37,395,197	37,417,047	66,503,105	66,531,471
Shares redeemed	(12,218,750,321)	(12,225,706,256)	(13,438,235,559)	(13,443,968,943)
	1,311,545,757	1,312,250,787	2,353,719,737	2,354,853,411
Select Shares
Shares sold	78,753,598	78,787,167	213,862,591	213,917,899
Reinvestment of distributions	618,790	619,073	1,788,204	1,788,665
Shares redeemed	(120,965,094)	(121,014,125)	(176,925,865)	(176,970,918)
	(41,592,706)	(41,607,885)	38,724,930	38,735,646
Preferred Shares
Shares sold	2,596,595	2,597,628	597,101	597,295
Reinvestment of distributions	32,918	32,931	61,367	61,381
Shares redeemed	(1,000,825)	(1,001,225)	(444,203)	(444,303)
	1,628,688	1,629,334	214,265	214,373
Capital Shares
Shares sold	5,482,159	5,485,000	9,197,390	9,200,873
Reinvestment of distributions	59,374	59,406	116,133	116,176
Shares redeemed	(4,571,830)	(4,574,045)	(9,390,061)	(9,392,520)
	969,703	970,361	(76,538)	(75,471)
Administration Shares
Shares sold	137,210,962	137,280,948	229,264,877	229,320,926
Reinvestment of distributions	26,805	26,821	29,952	29,966
Shares redeemed	(109,127,774)	(109,184,193)	(227,024,448)	(227,086,977)
	28,109,993	28,123,576	2,270,381	2,263,915
Premier Shares
Shares sold	—	—	—	—
Reinvestment of distributions	8	8	21	21
Shares redeemed	—	—	—	—
	8	8	21	21
Service Shares
Shares sold	25,989	26,002	9,852,210	9,852,341
Reinvestment of distributions	6,944	6,946	102,357	102,380
Shares redeemed	(5,099,373)	(5,100,903)	(4,961,019)	(4,962,303)
	(5,066,440)	(5,067,955)	4,993,548	4,992,418
Resource Shares
Shares sold	—	—	—	—
Reinvestment of distributions	6	6	18	18
Shares redeemed	—	—	—	—
	6	6	18	18
Cash Management Shares
Shares sold	—	—	—	—
Reinvestment of distributions	6	6	17	17
Shares redeemed	—	—	—	—
	6	6	17	17
Drexel Hamilton Class Shares[1]
Shares sold	130,119,610	130,197,682	—	—
Reinvestment of distributions	268	268	—	—
Shares redeemed	(53,168,099)	(53,200,000)	—	—
	76,951,779	76,997,950	—	—

NET INCREASE (DECREASE)	1,372,546,794	$1,373,296,188	2,399,846,379	$2,400,984,348

[1]	Commenced operations on September 9, 2019.

99

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Treasury Instruments Fund

	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019

	Shares*	Shares*

Institutional Shares
Shares sold	98,615,976,979	195,689,041,910
Reinvestment of distributions	244,582,566	590,796,167
Shares redeemed	(93,332,035,595)	(195,700,598,649)
	5,528,523,950	579,239,428
Select Shares
Shares sold	179,176,771	518,597,741
Reinvestment of distributions	1,390,341	6,122,100
Shares redeemed	(110,243,603)	(753,901,903)
	70,323,509	(229,182,062)
Preferred Shares
Shares sold	207,616,893	282,059,008
Reinvestment of distributions	712,239	1,076,595
Shares redeemed	(169,643,804)	(235,745,585)
	38,685,328	47,390,018
Capital Shares
Shares sold	3,273,299,422	5,079,230,616
Reinvestment of distributions	7,181,438	14,153,088
Shares redeemed	(2,857,003,472)	(4,701,892,663)
	423,477,388	391,491,041
Administration Shares
Shares sold	4,315,273,821	9,801,141,669
Reinvestment of distributions	7,896,321	27,440,637
Shares redeemed	(4,396,338,488)	(10,472,824,806)
	(73,168,346)	(644,242,500)
Premier Shares
Shares sold	88,476,785	85,437,222
Reinvestment of distributions	62	227
Shares redeemed	(105,285,401)	(85,857,678)
	(16,808,554)	(420,229)
Service Shares
Shares sold	61,201,466	591,074,196
Reinvestment of distributions	35,362	1,482,793
Shares redeemed	(52,379,300)	(587,900,313)
	8,857,528	4,656,676
Resource Shares
Shares sold	—	—
Reinvestment of distributions	5	15
Shares redeemed	—	—
	5	15
Cash Management Shares
Shares sold	28,554,841	62,108,113
Reinvestment of distributions	48,904	89,430
Shares redeemed	(26,900,303)	(49,747,815)
	1,703,442	12,449,728

NET INCREASE (DECREASE) IN SHARES	5,981,594,250	161,382,115

*	Valued at $1.00 per share.

100

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Treasury Obligations Fund

	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019

	Shares*	Shares*

Institutional Shares
Shares sold	89,051,466,541	179,812,019,430
Reinvestment of distributions	48,871,206	112,068,032
Shares redeemed	(88,811,911,613)	(177,925,444,505)
	288,426,134	1,998,642,957
Select Shares
Shares sold	229,498,054	2,598,447,379
Reinvestment of distributions	396,495	1,185,463
Shares redeemed	(246,916,752)	(2,682,777,751)
	(17,022,203)	(83,144,909)
Preferred Shares
Shares sold	842,470,288	1,617,000,097
Reinvestment of distributions	1,393,875	3,236,195
Shares redeemed	(914,700,672)	(1,332,613,451)
	(70,836,509)	287,622,841
Capital Shares
Shares sold	1,309,968,827	2,076,412,757
Reinvestment of distributions	3,144,082	6,733,955
Shares redeemed	(1,260,816,353)	(1,991,593,373)
	52,296,556	91,553,339
Administration Shares
Shares sold	5,320,851,729	9,005,120,273
Reinvestment of distributions	2,981,294	8,385,089
Shares redeemed	(5,639,646,805)	(8,789,701,450)
	(315,813,782)	223,803,912
Premier Shares
Shares sold	42,757,233	78,328,681
Reinvestment of distributions	121,433	297,872
Shares redeemed	(40,596,837)	(77,634,454)
	2,281,829	992,099
Service Shares
Shares sold	4,709,952,553	5,573,019,258
Reinvestment of distributions	409,410	1,193,344
Shares redeemed	(4,633,793,942)	(5,980,169,543)
	76,568,021	(405,956,941)
Resource Shares
Shares sold	—	—
Reinvestment of distributions	5	15
Shares redeemed	—	—
	5	15
Cash Management Shares
Shares sold	99,416,166	36,932,020
Reinvestment of distributions	88,453	14,140
Shares redeemed	(96,380,598)	(14,631,279)
	3,124,021	22,314,881

NET DECREASE IN SHARES	19,024,072	2,135,828,194

*	Valued at $1.00 per share.

101

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Treasury Solutions Fund

	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019

	Shares*	Shares*

Institutional Shares
Shares sold	20,356,872,154	31,260,811,776
Reinvestment of distributions	44,140,451	122,135,595
Shares redeemed	(20,029,263,153)	(31,656,170,064)
	371,749,452	(273,222,693)
Select Shares
Shares sold	4,000,000	2,500,000
Reinvestment of distributions	82,649	134,817
Shares redeemed	(2,500,000)	(1,750,000)
	1,582,649	884,817
Preferred Shares
Shares sold	98,802,994	171,320,273
Reinvestment of distributions	301,679	361,128
Shares redeemed	(78,849,090)	(152,811,813)
	20,255,583	18,869,588
Capital Shares
Shares sold	712,634,177	1,417,546,214
Reinvestment of distributions	1,108,794	3,232,299
Shares redeemed	(687,743,538)	(1,424,225,568)
	25,999,433	(3,447,055)
Administration Shares
Shares sold	962,498,158	1,812,039,680
Reinvestment of distributions	1,747,643	5,071,633
Shares redeemed	(996,231,276)	(1,704,022,196)
	(31,985,475)	113,089,117
Premier Shares
Shares sold	316,558,901	667,825,505
Reinvestment of distributions	153,901	373,857
Shares redeemed	(324,406,175)	(552,840,125)
	(7,693,373)	115,359,237
Service Shares
Shares sold	284,924,438	452,244,295
Reinvestment of distributions	129,091	160,698
Shares redeemed	(295,374,379)	(483,314,808)
	(10,320,850)	(30,909,815)
Resource Shares
Shares sold	—	—
Reinvestment of distributions	5	15
Shares redeemed	—	—
	5	15
Cash Management Shares
Shares sold	654,384,412	1,038,590,126
Reinvestment of distributions	169,679	10,627
Shares redeemed	(606,670,619)	(838,454,958)
	47,883,472	200,145,795

NET DECREASE IN SHARES	417,470,896	140,769,006

*	Valued at $1.00 per share.

102

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting (the “Meeting”) of the Goldman Sachs Trust (“GST”) was held on January 23, 2020 to consider and act upon the proposals below. The Funds will amortize their respective share of the proxy, shareholder meeting and other related costs and GSAM has agreed to reimburse the Funds to the extent such expenses exceed a specified percentage of each Funds’ net assets.

At the Meeting, Dwight L. Bush, Kathryn A. Cassidy, Joaquin Delgado and Gregory G. Weaver were elected to the Trust’s Board of Trustees. In electing the trustees, the Trust’s shareholders voted as follows:

Proposal 1. Election of Trustees	For	Against	Withheld	Broker Non-Votes

Dwight L. Bush	94,278,961,728.065	0	349,026,343.365	0

Kathryn A. Cassidy	94,310,850,789.164	0	317,137,282.266	0

Joaquin Delgado	94,282,646,444.727	0	345,341,626.703	0

Gregory G. Weaver	94,306,589,873.348	0	321,398,198.082	0

At the Meeting, the shareholders of the Goldman Sachs Large Cap Growth Insights Fund approved a change to the Fund’s sub-classification under the Act from “diversified” to “non-diversified”. The Trust’s shareholders voted as follows:

Proposal 2.

To approve a change to the Fund’s sub-classification under
the Investment Company Act of 1940 from “diversified” to
“non-diversified’ and to eliminate a related fundamental
investment restriction.

	For	Against	Abstained	Broker Non-Votes

Large Cap Growth Insights Fund	23,785,792.632	250,521.921	196,802.993	9,592,467.322

103

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 29, 2020 (Unaudited)

As a shareholder of Institutional Shares, Select Shares, Preferred Shares, Capital Shares, Administration Shares, Premier Shares, Service Shares, Class A Shares, Class C Shares, Resource Shares, Cash Management Shares, Class R6 or Drexel Hamilton Class Shares of a Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (with respect to Class C Shares); and (2) ongoing costs, including management fees and distribution, service, administration and/or shareholder administration fees (with respect to all share classes except Institutional Shares and Class R6 Shares) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Institutional Shares, Select Shares, Preferred Shares. Capital Shares, Administration Shares, Premier Shares, Service Shares, Class A Shares, Class C Shares, Resource Shares, Cash Management Shares, Class R6 or Drexel Hamilton Class Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2019 through February 29, 2020, which represents a period of 182 days in a 366-day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the column heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

104

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 29, 2020 (Unaudited) (continued)

	Federal Instruments Fund				Government Fund				Money Market Fund
Share Class	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/2020*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/2020*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/2020*
Institutional Shares
Actual	$1,000.00	$1,008.32		$0.80	$1,000.00	$1,008.34		$0.90	$1,000.00	$1,009.45		$0.75
Hypothetical (5% return before expenses)	1,000.00	1,024.07	+	0.81	1,000.00	1,023.97	+	0.91	1,000.00	1,024.12	+	0.75
Select Shares
Actual	1,000.00	1,008.16		0.95	1,000.00	1,008.19		1.05	1,000.00	1,009.30		0.90
Hypothetical (5% return before expenses)	1,000.00	1,023.92	+	0.96	1,000.00	1,023.82	+	1.06	1,000.00	1,023.97	+	0.91
Preferred Shares
Actual	1,000.00	1,007.81		1.30	1,000.00	1,007.84		1.40	1,000.00	1,008.94		1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.57	+	1.31	1,000.00	1,023.47	+	1.41	1,000.00	1,023.62	+	1.26
Capital Shares
Actual	1,000.00	1,007.56		1.55	1,000.00	1,007.59		1.65	1,000.00	1,008.69		1.50
Hypothetical (5% return before expenses)	1,000.00	1,023.32	+	1.56	1,000.00	1,023.22	+	1.66	1,000.00	1,023.37	+	1.51
Administration Shares
Actual	1,000.00	1,007.06		2.05	1,000.00	1,007.09		2.15	1,000.00	1,008.29		2.00
Hypothetical (5% return before expenses)	1,000.00	1,022.82	+	2.06	1,000.00	1,022.73	+	2.16	1,000.00	1,022.87	+	2.01
Premier Shares
Actual	1,000.00	1,006.56		2.54	1,000.00	1,006.59		2.64	1,000.00	1,007.69		2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.33	+	2.56	1,000.00	1,022.23	+	2.66	1,000.00	1,022.38	+	2.51
Service Shares
Actual	1,000.00	1,005.81		3.29	1,000.00	1,005.84		3.39	1,000.00	1,006.94		3.24
Hypothetical (5% return before expenses)	1,000.00	1,021.58	+	3.32	1,000.00	1,021.48	+	3.42	1,000.00	1,021.63	+	3.27
Class A Shares
Actual	N/A	N/A		N/A	1,000.00	1,005.08		4.14	N/A	N/A		N/A
Hypothetical (5% return before expenses)	N/A	N/A		N/A	1,000.00	1,020.74	+	4.17	N/A	N/A		N/A
Class C Shares
Actual	N/A	N/A		N/A	1,000.00	1,004.33		4.88	N/A	N/A		N/A
Hypothetical (5% return before expenses)	N/A	N/A		N/A	1,000.00	1,019.99	+	4.92	N/A	N/A		N/A
Resource Shares
Actual	N/A	N/A		N/A	1,000.00	1,008.34		0.90	1,000.00	1,006.29		2.49
Hypothetical (5% return before expenses)	N/A	N/A		N/A	1,000.00	1,023.97	+	0.91	1,000.00	1,022.38	+	2.51
Cash Management Shares
Actual	1,000.00	1,004.31		4.78	1,000.00	1,007.09		2.15	1,000.00	1,005.43		4.24
Hypothetical (5% return before expenses)	1,000.00	1,020.09	+	4.82	1,000.00	1,022.73	+	2.16	1,000.00	1,020.64	+	4.27
Class R6 Shares
Actual	N/A	N/A		N/A	1,000.00	1,003.33		5.88	N/A	N/A		N/A
Hypothetical (5% return before expenses)	N/A	N/A		N/A	1,000.00	1,019.00	+	5.92	N/A	N/A		N/A
Drexel Hamilton Class Shares
Actual[1]	N/A	N/A		N/A	1,000.00	1,007.89		0.89	N/A	N/A		N/A
Hypothetical (5% return before expenses)	N/A	N/A		N/A	1,000.00	1,023.97	+	0.91	N/A	N/A		N/A

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:
[1]	Commenced operations on September 9, 2019.

Fund	Institutional Shares	Select Shares	Preferred Shares	Capital Shares	Administration Shares	Premier Shares	Service Shares	Class A Shares	Class C Shares	Resource Shares	Cash Management Shares	Class R6 Shares	Drexel Hamilton Class
Federal Instruments	0.16%	0.19%	0.26%	0.31%	0.41%	0.51%	0.66%	N/A	N/A	N/A	0.96%	N/A	N/A
Government	0.18	0.21	0.28	0.33	0.43	0.53	0.68	0.43%	1.18%	0.83%	0.98	0.18%	0.18%
Money Market	0.15	0.18	0.25	0.30	0.40	0.50	0.65	N/A	N/A	0.50	0.85	N/A	N/A

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

105

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 29, 2020 (Unaudited) (continued)

	Prime Obligations Fund				Treasury Instruments Fund				Treasury Obligations Fund
Share Class	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/2020*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/2020*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/2020*
Institutional Shares
Actual	$1,000.00	$1,009.53		$0.75	$1,000.00	$1,008.12		$1.00	$1,000.00	$1,008.16		$1.00
Hypothetical (5% return before expenses)	1,000.00	1,024.12	+	0.75	1,000.00	1,023.87	+	1.01	1,000.00	1,023.87	+	1.01
Select Shares
Actual	1,000.00	1,009.38		0.90	1,000.00	1,007.97		1.15	1,000.00	1,008.01		1.15
Hypothetical (5% return before expenses)	1,000.00	1,023.97	+	0.91	1,000.00	1,023.72	+	1.16	1,000.00	1,023.72	+	1.16
Preferred Shares
Actual	1,000.00	1,008.93		1.25	1,000.00	1,007.62		1.50	1,000.00	1,007.66		1.50
Hypothetical (5% return before expenses)	1,000.00	1,023.62	+	1.26	1,000.00	1,023.37	+	1.51	1,000.00	1,023.37	+	1.51
Capital Shares
Actual	1,000.00	1,008.67		1.50	1,000.00	1,007.37		1.75	1,000.00	1,007.40		1.75
Hypothetical (5% return before expenses)	1,000.00	1,023.37	+	1.51	1,000.00	1,023.12	+	1.76	1,000.00	1,023.12	+	1.76
Administration Shares
Actual	1,000.00	1,008.27		2.00	1,000.00	1,006.87		2.25	1,000.00	1,006.90		2.25
Hypothetical (5% return before expenses)	1,000.00	1,022.87	+	2.01	1,000.00	1,022.63	+	2.26	1,000.00	1,022.63	+	2.26
Premier Shares
Actual	1,000.00	1,007.77		2.50	1,000.00	1,006.37		2.74	1,000.00	1,006.40		2.74
Hypothetical (5% return before expenses)	1,000.00	1,022.38	+	2.51	1,000.00	1,022.13	+	2.77	1,000.00	1,022.13	+	2.77
Service Shares
Actual	1,000.00	1,007.02		3.24	1,000.00	1,005.62		3.49	1,000.00	1,005.65		3.49
Hypothetical (5% return before expenses)	1,000.00	1,021.63	+	3.27	1,000.00	1,021.38	+	3.52	1,000.00	1,021.38	+	3.52
Resource Shares
Actual	1,000.00	1,006.27		2.49	1,000.00	1,004.87		2.79	1,000.00	1,004.90		2.79
Hypothetical (5% return before expenses)	1,000.00	1,022.38	+	2.51	1,000.00	1,022.08	+	2.82	1,000.00	1,022.08	+	2.82
Cash Management Shares
Actual	1,000.00	1,005.52		4.24	1,000.00	1,004.11		4.98	1,000.00	1,004.15		4.98
Hypothetical (5% return before expenses)	1,000.00	1,020.64	+	4.27	1,000.00	1,019.89	+	5.02	1,000.00	1,019.89	+	5.02
Drexel Hamilton Class Shares
Actual[1]	1,000.00	1,009.64		0.74	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical (5% return before expenses)	1,000.00	1,024.12	+	0.75	N/A	N/A		N/A	N/A	N/A		N/A

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:
[1]	Commenced operations on September 9, 2019.

Fund	Institutional Shares	Select Shares	Preferred Shares	Capital Shares	Administration Shares	Premier Shares	Service Shares	Class A Shares	Class C Shares	Resource Shares	Cash Management Shares	Class R6 Shares	Drexel Hamilton Class
Prime Obligations	0.15	0.18	0.25	0.30	0.40	0.50	0.65	N/A	N/A	0.50	0.85	N/A	0.15
Treasury Instruments	0.20	0.23	0.30	0.35	0.45	0.55	0.70	N/A	N/A	0.56	1.00	N/A	N/A
Treasury Obligations	0.20	0.23	0.30	0.35	0.45	0.55	0.70	N/A	N/A	0.56	1.00	N/A	N/A

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

106

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Fund Expenses — Six Month Period Ended February 29, 2020 (Unaudited) (continued)

	Treasury Solutions Fund
Share Class	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/2020*
Institutional Shares
Actual	$1,000.00	$1,008.24		$1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.87	+	1.01
Select Shares
Actual	1,000.00	1,008.09		1.15
Hypothetical (5% return before expenses)	1,000.00	1,023.72	+	1.16
Preferred Shares
Actual	1,000.00	1,007.74		1.50
Hypothetical (5% return before expenses)	1,000.00	1,023.37	+	1.51
Capital Shares
Actual	1,000.00	1,007.49		1.75
Hypothetical (5% return before expenses)	1,000.00	1,023.12	+	1.76
Administration Shares
Actual	1,000.00	1,006.98		2.25
Hypothetical (5% return before expenses)	1,000.00	1,022.63	+	2.26
Premier Shares
Actual	1,000.00	1,006.48		2.74
Hypothetical (5% return before expenses)	1,000.00	1,022.13	+	2.77
Service Shares
Actual	1,000.00	1,005.73		3.49
Hypothetical (5% return before expenses)	1,000.00	1,021.38	+	3.52
Resource Shares
Actual	1,000.00	1,004.98		2.79
Hypothetical (5% return before expenses)	1,000.00	1,022.08	+	2.82
Cash Management Shares
Actual	1,000.00	1,004.23		4.98
Hypothetical (5% return before expenses)	1,000.00	1,019.89	+	5.02

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Institutional Shares	Select Shares	Preferred Shares	Capital Shares	Administration Shares	Premier Shares	Service Shares	Class A Shares	Class C Shares	Resource Shares	Cash Management Shares	Class R6 Shares	Drexel Hamilton Class
Treasury Solutions	0.20	0.23	0.30	0.35	0.45	0.55	0.70	N/A	N/A	0.56	1.00	N/A	N/A

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

107

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.69 trillion in assets under supervision as of December 31, 2019, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small Cap Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[4]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets OpportunitiesFund[5]
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[6]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business of November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[5]Effective	after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
[6]	Effective December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed to the Goldman Sachs Target Date Retirement Portfolio.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for shareholders of Class A Shares or Class C Shares) or 1-800-621-2550 (for shareholders of all other share classes of a Fund); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

Goldman Sachs & Co. LLC (“Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances. Fund holdings and allocations shown are as of February 29, 2020 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Financial Square FundsSM is a registered service mark of Goldman Sachs & Co LLC.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your Intermediary or from Goldman Sachs & Co LLC by calling (Class A Shares or Class C Shares – 1-800-526-7384) (all other share classes – 1-800-621-2550).

© 2020 Goldman Sachs. All rights reserved. 200058-OTU-1180283 FSQSAR-20

Goldman Sachs Funds

Semi-Annual Report	February 29, 2020

Fundamental Equity Growth Funds
Blue Chip
Capital Growth
Concentrated Growth
Flexible Cap
Growth Opportunities
Small Cap Growth
Small/Mid Cap Growth
Strategic Growth
Technology Opportunities

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Service, Class R6 and Class P shareholders or 800-526-7384 for all other shareholders. If you hold shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs Fundamental Equity Growth Funds

∎	BLUE CHIP

∎	CAPITAL GROWTH

∎	CONCENTRATED GROWTH

∎	FLEXIBLE CAP

∎	GROWTH OPPORTUNITIES

∎	SMALL CAP GROWTH

∎	SMALL/MID CAP GROWTH

∎	STRATEGIC GROWTH

∎	TECHNOLOGY OPPORTUNITIES

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Recent Market Events related to COVID-19

While this semi-annual report covers the six month period ended February 29, 2020, we want to describe some more recent events through the end of April.

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events or actions. The full extent of the impact of COVID-19 on a Fund’s performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Fund shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

i

FUND BASICS

Blue Chip Fund

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Fund Total Return (based on NAV)[1]	S&P 500® Index[2]
Class A	-0.35%	1.92%
Class C	-0.85	1.92
Institutional	-0.30	1.92
Investor	-0.25	1.92
Class P	-0.28	1.92
Class R	-0.54	1.92
Class R6	-0.21	1.92

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The S&P 500® Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/20[3]

Holding	% of Net Assets	Line of Business	Country

Microsoft Corp.	6.6%	Software	United States
Alphabet, Inc., Class A	5.0	Interactive Media & Services	United States
Apple, Inc.	4.4	Technology Hardware, Storage & Peripherals	United States
Texas Instruments, Inc.	3.6	Semiconductors & Semiconductor Equipment	United States
Ross Stores, Inc.	3.4	Specialty Retail	United States
Johnson & Johnson	3.4	Pharmaceuticals	United States
Honeywell International, Inc.	3.3	Industrial Conglomerates	United States
McDonald’s Corp.	3.3	Hotels, Restaurants & Leisure	United States
Walmart, Inc.	3.3	Food & Staples Retailing	United States
Union Pacific Corp.	3.2	Road & Rail	United States

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

1

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 29, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

Capital Growth Fund

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Fund Total Return (based on NAV)[1]	Russell 1000® Index[2]
Class A	1.35%	1.97%
Class C	1.00	1.97
Institutional	1.52	1.97
Service	1.31	1.97
Investor	1.49	1.97
Class P	1.57	1.97
Class R	1.20	1.97
Class R6	1.53	1.97

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. The Russell 1000 Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Russell 1000 Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/2020[3]

Holding	% of Net Assets	Line of Business	Country

Microsoft Corp.	4.8%	Software	United States
Apple, Inc.	4.3	Technology Hardware, Storage & Peripherals	United States
Amazon.com, Inc.	2.8	Internet & Direct Marketing Retail	United States
Berkshire Hathaway, Inc., Class B	2.0	Diversified Financial Services	United States
Visa, Inc., Class A	1.9	IT Services	United States
JPMorgan Chase & Co.	1.8	Banks	United States
Facebook, Inc., Class A	1.7	Interactive Media & Services	United States
Alphabet, Inc., Class A	1.7	Interactive Media & Services	United States
Alphabet, Inc., Class C	1.6	Interactive Media & Services	United States
Procter & Gamble Co. (The)	1.4	Household Products	United States

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

3

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 29, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Concentrated Growth Fund

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Fund Total Return (based on NAV)[1]	Russell 1000® Growth Index[2]
Class A	5.80%	5.40%
Class C	5.37	5.40
Institutional	5.96	5.40
Investor	5.93	5.40
Class P	5.99	5.40
Class R	5.62	5.40
Class R6	5.98	5.40

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000® Growth Index is an unmanaged index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/20[3]

Holding	% of Net Assets	Line of Business	Country

Microsoft Corp.	8.0%	Software	United States
Alphabet, Inc., Class A	5.9	Interactive Media & Services	United States
Apple, Inc.	5.9	Technology Hardware, Storage & Peripherals	United States
Visa, Inc., Class A	4.9	IT Services	United States
Facebook, Inc., Class A	4.1	Interactive Media & Services	United States
Amazon.com, Inc.	3.3	Internet & Direct Marketing Retail	United States
NVIDIA Corp.	3.2	Semiconductors & Semiconductor Equipment	United States
Adobe, Inc.	3.0	Software	United States
CSX Corp.	2.7	Road & Rail	United States
AstraZeneca PLC ADR	2.7	Pharmaceuticals	United Kingdom

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

5

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 29, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Flexible Cap Fund

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Fund Total Return (based on NAV)[1]	S&P 500® Index[2]
Class A	1.05%	1.92%
Class C	0.66	1.92
Institutional	1.12	1.92
Investor	1.11	1.92
Class P	1.13	1.92
Class R	0.87	1.92
Class R6	1.21	1.92

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P 500® Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The S&P 500® Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/20[3]

Holding	% of Net Assets	Line of Business	Country

Microsoft Corp.	5.6%	Software	United States
Apple, Inc.	4.2	Technology Hardware, Storage & Peripherals	United States
Amazon.com, Inc.	3.2	Internet & Direct Marketing Retail	United States
Johnson & Johnson	2.1	Pharmaceuticals	United States
Alphabet, Inc., Class A	2.0	Interactive Media & Services	United States
JPMorgan Chase & Co.	1.9	Banks	United States
Facebook, Inc., Class A	1.8	Interactive Media & Services	United States
Visa, Inc., Class A	1.7	IT Services	United States
Alphabet, Inc., Class C	1.7	Interactive Media & Services	United States
Procter & Gamble Co. (The)	1.6	Household Products	United States

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

7

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 29, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

Growth Opportunities Fund

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Fund Total Return (based on NAV)[1]	Russell Midcap® Growth Index[2]
Class A	0.72%	0.50%
Class C	0.20	0.50
Institutional	0.89	0.50
Service	0.58	0.50
Investor	0.79	0.50
Class P	0.89	0.50
Class R	0.58	0.50
Class R6	0.89	0.50

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell Midcap® Growth Index is an unmanaged market capitalization weighted index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/20[3]

Holding	% of Net Assets	Line of Business	Country

Fiserv, Inc.	3.0%	IT Services	United States
Dollar General Corp.	2.6	Multiline Retail	United States
Ingersoll-Rand PLC	2.3	Machinery	United States
SBA Communications Corp. REIT	2.1	Equity Real Estate Investment Trusts (REITs)	United States
Ball Corp.	2.1	Containers & Packaging	United States
Rockwell Automation, Inc.	2.0	Electrical Equipment	United States
Verisk Analytics, Inc.	2.0	Professional Services	United States
L3Harris Technologies, Inc.	1.9	Aerospace & Defense	United States
Lululemon Athletica, Inc.	1.8	Textiles, Apparel & Luxury Goods	United States
Splunk, Inc.	1.8	Software	United States

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

9

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 29, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

10

FUND BASICS

Small Cap Growth Fund

as of February 29, 2020

PERFORMANCE REVIEW

October 31, 2019–February 29, 2020	Fund Total Return (based on NAV)[1]	Russell 2000® Growth Index[2]
Class A	1.76%	6.14%
Class C	1.43	6.14
Institutional	1.82	6.14
Investor	1.80	6.14
Class P	1.82	6.14
Class R	1.62	6.14
Class R6	1.82	6.14

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2000® Growth Index (with dividends reinvested) is an unmanaged index of common stock prices that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/20[3]

Holding	% of Net Assets	Line of Business	Country

Colfax Corp.	1.8%	Machinery	United States
Repligen Corp.	1.4	Life Sciences Tools & Services	United States
Halozyme Therapeutics, Inc.	1.4	Biotechnology	United States
Inphi Corp.	1.4	Semiconductors & Semiconductor Equipment	United States
Aerojet Rocketdyne Holdings, Inc.	1.3	Aerospace & Defense	United States
Choice Hotels International, Inc.	1.3	Hotels, Restaurants & Leisure	United States
Tandem Diabetes Care, Inc.	1.3	Health Care Equipment & Supplies	United States
Generac Holdings, Inc.	1.3	Electrical Equipment	United States
SailPoint Technologies Holding, Inc.	1.3	Software	United States
LivaNova PLC	1.3	Health Care Equipment & Supplies	United States

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

11

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 29, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

12

FUND BASICS

Small/Mid Cap Growth Fund

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Fund Total Return (based on NAV)[1]	Russell 2500® Growth Index[2]
Class A	5.33%	1.24%
Class C	4.96	1.24
Institutional	5.53	1.24
Service	5.20	1.24
Investor	5.46	1.24
Class P	5.52	1.24
Class R	5.22	1.24
Class R6	5.47	1.24

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2500® Growth Index is an unmanaged index that measures the performance of the small to mid-cap growth segment of the US equity universe. The Russell 2500® Growth Index is constructed to provide a comprehensive and unbiased barometer of the small- to mid-cap growth market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate small- to mid-cap growth manager’s opportunity set. The Russell 2500® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 2/29/20[3]

Holding	% of Net Assets	Line of Business	Country
Burlington Stores, Inc.	2.1%	Specialty Retail	United States
West Pharmaceutical Services, Inc.	2.0	Health Care Equipment & Supplies	United States
Booz Allen Hamilton Holding Corp.	1.8	IT Services	United States
PerkinElmer, Inc.	1.8	Life Sciences Tools & Services	United States
Entegris, Inc.	1.7	Semiconductors & Semiconductor Equipment	United States
Bright Horizons Family Solutions, Inc.	1.7	Diversified Consumer Services	United States
Novanta, Inc.	1.6	Electronic Equipment, Instruments & Components	United States
DexCom, Inc.	1.6	Health Care Equipment & Supplies	United States
Teledyne Technologies, Inc.	1.6	Aerospace & Defense	United States
Allegion PLC	1.5	Building Products	United States

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

13

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 29, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

14

FUND BASICS

Strategic Growth Fund

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Fund Total Return (based on NAV)[1]	Russell 1000® Growth Index[2]
Class A	5.40%	5.40%
Class C	5.06	5.40
Institutional	5.47	5.40
Service	5.27	5.40
Investor	5.48	5.40
Class P	5.60	5.40
Class R	5.16	5.40
Class R6	5.50	5.40

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000® Growth Index is an unmanaged index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/20[3]

Holding	% of Net Assets	Line of Business	Country
Microsoft Corp.	7.5%	Software	United States
Apple, Inc.	7.0	Technology Hardware, Storage & Peripherals	United States
Amazon.com, Inc.	4.9	Internet & Direct Marketing Retail	United States
Alphabet, Inc., Class A	4.4	Interactive Media & Services	United States
Facebook, Inc., Class A	4.1	Interactive Media & Services	United States
Visa, Inc., Class A	3.3	IT Services	United States
Mastercard, Inc., Class A	2.8	IT Services	United States
NVIDIA Corp.	2.7	Semiconductors & Semiconductor Equipment	United States
Alphabet, Inc., Class C	2.7	Interactive Media & Services	United States
Adobe, Inc.	2.2	Software	United States

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

15

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 29, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

16

FUND BASICS

Technology Opportunities Fund

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Fund Total Return (based on NAV)[1]	NASDAQ Composite Total Return Index[2]
Class A	7.72%	8.13%
Class C	7.38	8.13
Institutional	7.92	8.13
Service	7.61	8.13
Investor	7.88	8.13
Class P	7.92	8.13

Class R6	7.92	8.13

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The NASDAQ Composite Index includes all domestic and international based common type stocks listed on The NASDAQ Stock Market. The NASDAQ Composite Index is a broad based Index. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 2/29/20[3]

Holding	% of Net Assets	Line of Business	Country

Microsoft Corp.	9.8%	Software	United States
Amazon.com, Inc.	8.8	Internet & Direct Marketing Retail	United States
Visa, Inc., Class A	4.8	IT Services	United States
Alphabet, Inc., Class C	4.8	Interactive Media & Services	United States
Alphabet, Inc., Class A	4.4	Interactive Media & Services	United States
Adobe, Inc.	4.4	Software	United States
Apple, Inc.	4.3	Technology Hardware, Storage & Peripherals	United States
Facebook, Inc., Class A	4.1	Interactive Media & Services	United States
Texas Instruments, Inc.	3.3	Semiconductors & Semiconductor Equipment	United States
Amphenol Corp., Class A	3.3	Electronic Equipment, Instruments & Components	United States

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

17

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of February 29, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

18

GOLDMAN SACHS BLUE CHIP FUND

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 101.4%
Aerospace & Defense – 3.3%
565	Boeing Co. (The)	$155,437
545	Northrop Grumman Corp.	179,218

		334,655

Banks – 3.9%
514	First Republic Bank	51,693
1,720	JPMorgan Chase & Co.	199,709
3,716	Wells Fargo & Co.	151,799

		403,201

Beverages – 2.0%
3,786	Coca-Cola Co. (The)	202,513

Capital Markets – 1.7%
1,948	Northern Trust Corp.	170,956

Chemicals – 2.5%
535	Ecolab, Inc.	96,541
301	Sherwin-Williams Co. (The)	155,542

		252,083

Communications Equipment – 0.3%
664	Cisco Systems, Inc.	26,514

Consumer Finance – 3.0%
2,825	American Express Co.	310,552

Diversified Telecommunication Services – 3.0%
3,342	AT&T, Inc.	117,705
3,533	Verizon Communications, Inc.	191,348

		309,053

Entertainment – 1.8%
1,561	Walt Disney Co. (The)	183,652

Equity Real Estate Investment Trusts (REITs) – 2.2%
1,006	American Tower Corp. REIT	228,161

Food & Staples Retailing – 3.3%
3,102	Walmart, Inc.	334,023

Food Products – 1.0%
2,010	Mondelez International, Inc., Class A	106,128

Health Care Equipment & Supplies – 6.4%
6,421	Boston Scientific Corp.*	240,081
1,662	Danaher Corp.	240,292
1,718	Medtronic PLC	172,951

		653,324

Health Care Providers & Services – 5.2%
2,479	CVS Health Corp.	146,707
672	Humana, Inc.	214,825
661	UnitedHealth Group, Inc.	168,529

		530,061

Hotels, Restaurants & Leisure – 3.3%
1,737	McDonald’s Corp.	337,273

Common Stocks – (continued)
Household Products – 2.4%
848	Colgate-Palmolive Co.	57,299
1,646	Procter & Gamble Co. (The)	186,377

		243,676

Industrial Conglomerates – 3.3%
2,087	Honeywell International, Inc.	338,449

Interactive Media & Services – 9.6%
381	Alphabet, Inc., Class A*	510,255
146	Alphabet, Inc., Class C*	195,542
1,405	Facebook, Inc., Class A*	270,420

		976,217

Internet & Direct Marketing Retail – 2.8%
152	Amazon.com, Inc.*	286,330

IT Services – 4.7%
800	Mastercard, Inc., Class A	232,200
1,367	Visa, Inc., Class A	248,466

		480,666

Media – 0.8%
2,026	Comcast Corp., Class A	81,911

Oil, Gas & Consumable Fuels – 0.4%
572	Phillips 66	42,820

Personal Products – 1.6%
874	Estee Lauder Cos., Inc. (The), Class A	160,466

Pharmaceuticals – 9.0%
6,089	AstraZeneca PLC ADR (United Kingdom)	266,698
2,406	Eli Lilly & Co.	303,469
2,577	Johnson & Johnson	346,555

		916,722

Road & Rail – 3.2%
2,040	Union Pacific Corp.	326,012

Semiconductors & Semiconductor Equipment – 3.5%
3,174	Texas Instruments, Inc.	362,280

Software – 6.6%
4,135	Microsoft Corp.	669,911

Specialty Retail – 3.4%
3,207	Ross Stores, Inc.	348,857

Technology Hardware, Storage & Peripherals – 4.3%
1,627	Apple, Inc.	444,757

Textiles, Apparel & Luxury Goods – 2.9%
3,266	NIKE, Inc., Class B	291,915

TOTAL INVESTMENTS – 101.4%
(Cost $8,578,221)		$10,353,138

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%		(142,172)

NET ASSETS – 100.0%		$10,210,966

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS BLUE CHIP FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.7%
Aerospace & Defense – 1.9%
25,701	Boeing Co. (The)	$7,070,602
7,908	HEICO Corp.	852,878
17,629	L3Harris Technologies, Inc.	3,485,782
15,529	Northrop Grumman Corp.	5,106,556

		16,515,818

Auto Components – 0.2%
22,980	Aptiv PLC	1,794,968

Banks – 4.3%
163,270	Bank of America Corp.	4,653,195
80,434	Citigroup, Inc.	5,104,342
22,974	First Republic Bank	2,310,495
133,958	JPMorgan Chase & Co.	15,553,864
25,822	M&T Bank Corp.	3,624,892
152,925	Wells Fargo & Co.	6,246,986

		37,493,774

Beverages – 1.7%
147,552	Coca-Cola Co. (The)	7,892,556
39,556	Coca-Cola European Partners PLC (United Kingdom)	2,015,774
16,562	Constellation Brands, Inc., Class A	2,854,958
30,612	Monster Beverage Corp.*	1,910,495

		14,673,783

Biotechnology – 1.4%
43,189	AbbVie, Inc.	3,701,729
4,290	Agios Pharmaceuticals, Inc.*	203,689
6,954	Alexion Pharmaceuticals, Inc.*	653,885
13,878	Amgen, Inc.	2,771,853
16,910	Exelixis, Inc.*	314,357
5,922	Neurocrine Biosciences, Inc.*	560,813
8,302	Sarepta Therapeutics, Inc.*	950,330
13,714	Vertex Pharmaceuticals, Inc.*	3,072,348

		12,229,004

Capital Markets – 2.2%
4,752	BlackRock, Inc.	2,200,223
19,801	CME Group, Inc.	3,936,835
20,814	Intercontinental Exchange, Inc.	1,857,025
113,677	Morgan Stanley	5,118,875
17,806	Northern Trust Corp.	1,562,655
20,257	Raymond James Financial, Inc.	1,694,093
6,243	S&P Global, Inc.	1,660,076
23,157	TD Ameritrade Holding Corp.	977,920

		19,007,702

Chemicals – 1.7%
23,724	Ecolab, Inc.	4,280,996
37,997	Linde PLC	7,257,807
6,814	Sherwin-Williams Co. (The)	3,521,134

		15,059,937

Commercial Services & Supplies – 0.4%
7,309	Cintas Corp.	1,949,603

Common Stocks – (continued)
Commercial Services & Supplies – (continued)
12,710	Waste Connections, Inc.	1,226,388

		3,175,991

Communications Equipment – 0.6%
127,587	Cisco Systems, Inc.	5,094,549

Construction Materials – 0.7%
28,123	Martin Marietta Materials, Inc.	6,398,826

Consumer Finance – 1.4%
73,769	American Express Co.	8,109,426
56,055	Discover Financial Services	3,676,087

		11,785,513

Containers & Packaging – 0.6%
70,259	Ball Corp.	4,950,449

Diversified Consumer Services – 0.2%
11,319	Bright Horizons Family Solutions, Inc.*	1,778,781

Diversified Financial Services – 2.0%
85,079	Berkshire Hathaway, Inc., Class B*	17,555,201

Diversified Telecommunication Services – 0.8%
133,934	Verizon Communications, Inc.	7,253,865

Electric Utilities – 1.5%
34,662	NextEra Energy, Inc.	8,761,167
73,673	Xcel Energy, Inc.	4,591,301

		13,352,468

Electronic Equipment, Instruments & Components – 0.3%
65,974	National Instruments Corp.	2,657,433

Energy Equipment & Services – 0.3%
88,824	Baker Hughes Co.	1,429,178
55,419	TechnipFMC PLC	822,418

		2,251,596

Entertainment – 2.2%
42,114	Activision Blizzard, Inc.	2,448,087
44,154	Liberty Media Corp.-Liberty Formula One, Class C*	1,724,655
42,146	Live Nation Entertainment, Inc.*	2,561,213
13,500	Netflix, Inc.*	4,981,905
63,276	Walt Disney Co. (The)	7,444,421

		19,160,281

Equity Real Estate Investment Trusts (REITs) – 3.8%
25,576	Alexandria Real Estate Equities, Inc. REIT	3,884,483
21,490	American Tower Corp. REIT	4,873,932
42,857	CyrusOne, Inc. REIT	2,596,277
3,115	Equinix, Inc. REIT	1,784,272
36,028	Equity LifeStyle Properties, Inc. REIT	2,461,793
7,170	Essex Property Trust, Inc. REIT	2,031,691
20,239	Extra Space Storage, Inc. REIT	2,031,186
41,382	Healthpeak Properties, Inc. REIT	1,309,327
104,184	Hudson Pacific Properties, Inc. REIT	3,363,060

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
77,758	Invitation Homes, Inc. REIT	$2,230,877
32,100	Prologis, Inc. REIT	2,705,388
27,256	Simon Property Group, Inc. REIT	3,354,668

		32,626,954

Food & Staples Retailing – 1.6%
41,034	Grocery Outlet Holding Corp.*	1,298,726
76,097	US Foods Holding Corp.*	2,559,903
88,796	Walmart, Inc.	9,561,553

		13,420,182

Food Products – 1.0%
39,033	Conagra Brands, Inc.	1,041,791
36,411	Lamb Weston Holdings, Inc.	3,163,752
90,748	Mondelez International, Inc., Class A	4,791,494

		8,997,037

Health Care Equipment & Supplies – 5.1%
258,952	Boston Scientific Corp.*	9,682,215
9,384	Cooper Cos., Inc. (The)	3,045,765
26,181	Danaher Corp.	3,785,249
40,396	Envista Holdings Corp.*	1,025,251
5,812	IDEXX Laboratories, Inc.*	1,479,212
12,194	Insulet Corp.*	2,316,494
15,706	Intuitive Surgical, Inc.*	8,386,376
13,223	Teleflex, Inc.	4,429,969
23,763	West Pharmaceutical Services, Inc.	3,577,757
46,484	Zimmer Biomet Holdings, Inc.	6,328,797

		44,057,085

Health Care Providers & Services – 2.5%
70,628	Centene Corp.*	3,744,696
72,121	CVS Health Corp.	4,268,121
18,496	Guardant Health, Inc.*	1,608,412
16,645	Humana, Inc.	5,321,074
9,706	Laboratory Corp. of America Holdings*	1,705,247
20,354	UnitedHealth Group, Inc.	5,189,456

		21,837,006

Hotels, Restaurants & Leisure – 1.9%
32,396	Las Vegas Sands Corp.	1,889,011
45,788	McDonald’s Corp.	8,890,656
26,724	Royal Caribbean Cruises Ltd.	2,148,877
16,331	Wynn Resorts Ltd.	1,763,421
15,765	Yum! Brands, Inc.	1,407,026

		16,098,991

Household Durables – 0.1%
16,746	Lennar Corp., Class A	1,010,454

Household Products – 1.3%
102,572	Procter & Gamble Co. (The)	11,614,228

Industrial Conglomerates – 1.6%
548,104	General Electric Co.	5,963,372
48,088	Honeywell International, Inc.	7,798,431

Common Stocks – (continued)
Industrial Conglomerates – (continued)
1,263	Roper Technologies, Inc.	444,197

		14,206,000

Insurance – 1.9%
13,680	Allstate Corp. (The)	1,439,820
17,969	American International Group, Inc.	757,573
15,219	Arthur J Gallagher & Co.	1,483,700
29,602	Chubb Ltd.	4,293,178
23,791	Globe Life, Inc.	2,204,474
2,382	Markel Corp.*	2,814,571
13,745	Marsh & McLennan Cos., Inc.	1,437,177
3,759	Progressive Corp. (The)	275,009
11,883	Reinsurance Group of America, Inc.	1,450,083

		16,155,585

Interactive Media & Services – 5.0%
10,787	Alphabet, Inc., Class A*	14,446,489
10,151	Alphabet, Inc., Class C*	13,595,539
78,068	Facebook, Inc., Class A*	15,025,748

		43,067,776

Internet & Direct Marketing Retail – 2.8%
12,741	Amazon.com, Inc.*	24,000,859

IT Services – 6.7%
36,483	Accenture PLC, Class A	6,588,465
7,311	Automatic Data Processing, Inc.	1,131,304
15,072	Booz Allen Hamilton Holding Corp.	1,074,634
33,007	Cognizant Technology Solutions Corp., Class A	2,011,117
64,642	Fidelity National Information Services, Inc.	9,031,780
38,226	Fiserv, Inc.*	4,180,395
5,709	International Business Machines Corp.	743,026
22,882	Mastercard, Inc., Class A	6,641,500
86,541	PayPal Holdings, Inc.*	9,345,563
91,692	Visa, Inc., Class A	16,665,938

		57,413,722

Life Sciences Tools & Services – 1.1%
88,236	Adaptive Biotechnologies Corp.*	2,479,432
21,168	Agilent Technologies, Inc.	1,631,418
11,571	Illumina, Inc.*	3,074,067
3,526	Mettler-Toledo International, Inc.*	2,474,194

		9,659,111

Machinery – 2.6%
33,511	Deere & Co.	5,243,801
44,706	Fortive Corp.	3,091,867
9,468	Illinois Tool Works, Inc.	1,588,541
20,491	Ingersoll-Rand PLC	2,644,159
81,924	ITT, Inc.	4,927,729
34,213	Stanley Black & Decker, Inc.	4,916,408

		22,412,505

Media – 1.1%
187,897	Comcast Corp., Class A	7,596,676

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CAPITAL GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)
Media – (continued)
36,709	Liberty Media Corp.-Liberty SiriusXM, Class A*	$1,639,791

		9,236,467

Metals & Mining – 0.2%
132,358	Freeport-McMoRan, Inc.	1,318,286

Multiline Retail – 0.5%
27,764	Dollar General Corp.	4,172,929

Multi-Utilities – 1.4%
81,566	Ameren Corp.	6,443,714
88,564	CMS Energy Corp.	5,351,037

		11,794,751

Oil, Gas & Consumable Fuels – 2.9%
149,962	Cheniere Energy, Inc.*	7,691,551
95,812	Chevron Corp.	8,943,092
34,068	ConocoPhillips	1,649,573
20,411	Hess Corp.	1,146,690
24,032	Marathon Petroleum Corp.	1,139,597
25,015	ONEOK, Inc.	1,669,001
19,992	Phillips 66	1,496,601
71,588	Viper Energy Partners LP	1,276,414

		25,012,519

Personal Products – 0.5%
21,153	Estee Lauder Cos., Inc. (The), Class A	3,883,691

Pharmaceuticals – 2.9%
132,650	AstraZeneca PLC ADR	5,810,070
32,046	Catalent, Inc.*	1,651,330
96,677	Elanco Animal Health, Inc.*	2,648,950
76,177	Eli Lilly & Co.	9,608,205
41,623	Johnson & Johnson	5,597,461

		25,316,016

Professional Services – 0.5%
35,730	TransUnion	3,177,111
9,025	Verisk Analytics, Inc.	1,399,868

		4,576,979

Road & Rail – 1.9%
26,413	Norfolk Southern Corp.	4,816,411
14,624	Old Dominion Freight Line, Inc.	2,834,131
52,241	Union Pacific Corp.	8,348,634

		15,999,176

Semiconductors & Semiconductor Equipment – 4.0%
26,813	Analog Devices, Inc.	2,923,958
37,394	Intel Corp.	2,076,115
156,094	Marvell Technology Group Ltd.	3,324,802
48,096	Micron Technology, Inc.*	2,527,926
34,528	NVIDIA Corp.	9,324,977
11,711	NXP Semiconductors NV	1,331,423
12,723	Skyworks Solutions, Inc.	1,274,590
73,172	Texas Instruments, Inc.	8,351,852

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
39,555	Xilinx, Inc.	3,302,447

		34,438,090

Software – 9.0%
25,300	Adobe, Inc.*	8,731,536
14,109	Atlassian Corp. PLC, Class A*	2,045,241
13,812	Citrix Systems, Inc.	1,428,023
8,931	HubSpot, Inc.*	1,602,668
13,713	Intuit, Inc.	3,645,601
257,721	Microsoft Corp.	41,753,379
6,084	Paycom Software, Inc.*	1,719,643
38,827	salesforce.com, Inc.*	6,616,121
8,369	ServiceNow, Inc.*	2,729,047
79,100	Slack Technologies, Inc., Class A*	2,137,282
23,332	Splunk, Inc.*	3,437,503
9,645	Workday, Inc., Class A*	1,670,996

		77,517,040

Specialty Retail – 2.3%
11,562	Burlington Stores, Inc.*	2,500,398
35,032	Home Depot, Inc. (The)	7,631,371
10,876	O’Reilly Automotive, Inc.*	4,010,199
38,179	Ross Stores, Inc.	4,153,112
7,459	Ulta Beauty, Inc.*	1,917,634

		20,212,714

Technology Hardware, Storage & Peripherals – 4.3%
134,221	Apple, Inc.	36,690,652

Textiles, Apparel & Luxury Goods – 1.2%
42,285	Capri Holdings Ltd.*	1,091,798
61,284	NIKE, Inc., Class B	5,477,564
49,362	PVH Corp.	3,658,218

		10,227,580

Tobacco – 0.8%
17,275	Altria Group, Inc.	697,392
74,029	Philip Morris International, Inc.	6,060,754

		6,758,146

Water Utilities – 0.5%
34,920	American Water Works Co., Inc.	4,318,207

Wireless Telecommunication Services – 0.3%
32,810	T-Mobile US, Inc.*	2,958,150

TOTAL COMMON STOCKS
(Cost $626,105,665)		$843,198,827

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 0.7%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
5,957,410	1.507%	$5,957,410
(Cost $5,957,410)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $632,063,075)		$849,156,237

Securities Lending Reinvestment Vehicle – 0.1%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,041,709	1.507%	$1,041,709
(Cost $1,041,709)

TOTAL INVESTMENTS – 98.5%
(Cost $633,104,784)		$850,197,946

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.5%		13,099,443

NET ASSETS – 100.0%		$863,297,389

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.5%
Aerospace & Defense – 3.5%
10,834	Boeing Co. (The)	$2,980,542
6,948	Northrop Grumman Corp.	2,284,780

		5,265,322

Auto Components – 1.6%
30,949	Aptiv PLC	2,417,426

Beverages – 1.7%
42,235	Monster Beverage Corp.*	2,635,886

Biotechnology – 2.7%
22,684	BioMarin Pharmaceutical, Inc.*	2,049,953
18,101	Sarepta Therapeutics, Inc.*	2,072,022

		4,121,975

Capital Markets – 1.5%
20,456	Cboe Global Markets, Inc.	2,331,984

Chemicals – 1.6%
13,484	Ecolab, Inc.	2,433,188

Entertainment – 2.5%
10,234	Netflix, Inc.*	3,776,653

Equity Real Estate Investment Trusts (REITs) – 3.5%
11,800	American Tower Corp. REIT	2,676,240
4,708	Equinix, Inc. REIT	2,696,742

		5,372,982

Food & Staples Retailing – 1.5%
21,464	Walmart, Inc.	2,311,244

Food Products – 1.4%
14,323	McCormick & Co., Inc.	2,093,879

Health Care Equipment & Supplies – 6.5%
84,509	Boston Scientific Corp.*	3,159,792
13,667	Danaher Corp.	1,975,975
9,486	Insulet Corp.*	1,802,055
5,552	Intuitive Surgical, Inc.*	2,964,546

		9,902,368

Health Care Providers & Services – 1.8%
8,660	Humana, Inc.	2,768,429

Hotels, Restaurants & Leisure – 1.6%
35,718	Dunkin’ Brands Group, Inc.	2,375,961

Industrial Conglomerates – 2.0%
18,331	Honeywell International, Inc.	2,972,738

Interactive Media & Services – 12.0%
6,694	Alphabet, Inc., Class A*	8,964,939
2,266	Alphabet, Inc., Class C*	3,034,922
32,361	Facebook, Inc., Class A*	6,228,522

		18,228,383

Internet & Direct Marketing Retail – 3.3%
2,656	Amazon.com, Inc.*	5,003,240

IT Services – 9.8%
25,571	Fidelity National Information Services, Inc.	3,572,780

Common Stocks – (continued)
IT Services – (continued)
35,832	PayPal Holdings, Inc.*	3,869,498
40,754	Visa, Inc., Class A	7,407,447

		14,849,725

Life Sciences Tools & Services – 1.7%
9,512	Illumina, Inc.*	2,527,053

Machinery – 1.5%
14,312	Deere & Co.	2,239,542

Oil, Gas & Consumable Fuels – 1.6%
47,790	Cheniere Energy, Inc.*	2,451,149

Pharmaceuticals – 2.7%
93,732	AstraZeneca PLC ADR	4,105,462

Road & Rail – 2.7%
58,495	CSX Corp.	4,120,973

Semiconductors & Semiconductor Equipment – 5.7%
18,134	NVIDIA Corp.	4,897,449
33,133	NXP Semiconductors NV	3,766,891

		8,664,340

Software – 15.1%
13,388	Adobe, Inc.*	4,620,467
10,173	Intuit, Inc.	2,704,492
75,319	Microsoft Corp.	12,202,431
19,900	Workday, Inc., Class A*	3,447,675

		22,975,065

Technology Hardware, Storage & Peripherals – 5.9%
32,669	Apple, Inc.	8,930,398

Textiles, Apparel & Luxury Goods – 4.1%
45,213	NIKE, Inc., Class B	4,041,138
29,995	PVH Corp.	2,222,929

		6,264,067

TOTAL COMMON STOCKS
(Cost $97,154,777)		$151,139,432

Shares	Dividend Rate	Value

Investment Company – 0.4%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
617,954	1.507%	$617,954
(Cost $617,954)

TOTAL INVESTMENTS – 99.9%
(Cost $97,772,731)		$151,757,386

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		195,346

NET ASSETS – 100.0%		$151,952,732

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 100.5%
Aerospace & Defense – 1.0%
128	Boeing Co. (The)	$35,214
459	Northrop Grumman Corp.	150,938

		186,152

Auto Components – 0.5%
1,279	Aptiv PLC	99,903

Banks – 5.7%
3,124	Bank of America Corp.	89,034
2,780	Citigroup, Inc.	176,419
909	First Republic Bank	91,418
3,096	JPMorgan Chase & Co.	359,476
650	M&T Bank Corp.	91,247
2,288	Synovus Financial Corp.	66,398
4,894	Wells Fargo & Co.	199,920

		1,073,912

Beverages – 1.3%
1,192	Coca-Cola Co. (The)	63,760
1,613	Coca-Cola European Partners PLC	82,198
1,529	Monster Beverage Corp.*	95,425

		241,383

Biotechnology – 1.8%
1,144	AbbVie, Inc.	98,052
473	Amgen, Inc.	94,473
1,522	BioMarin Pharmaceutical, Inc.*	137,543

		330,068

Capital Markets – 2.2%
839	Cboe Global Markets, Inc.	95,646
1,294	Intercontinental Exchange, Inc.	115,451
1,082	Northern Trust Corp.	94,956
892	T. Rowe Price Group, Inc.	105,265

		411,318

Chemicals – 1.6%
474	Ecolab, Inc.	85,533
681	Linde PLC	130,078
162	Sherwin-Williams Co. (The)	83,713

		299,324

Communications Equipment – 1.1%
5,281	Cisco Systems, Inc.	210,870

Consumer Finance – 0.7%
1,179	American Express Co.	129,607

Containers & Packaging – 0.8%
1,272	Ball Corp.	89,625
587	Packaging Corp. of America	53,194

		142,819

Diversified Consumer Services – 0.5%
535	Bright Horizons Family Solutions, Inc.*	84,075

Diversified Financial Services – 1.1%
1,025	Berkshire Hathaway, Inc., Class B*	211,498

Common Stocks – (continued)
Diversified Telecommunication Services – 0.9%
3,145	Verizon Communications, Inc.	170,333

Electric Utilities – 1.5%
737	NextEra Energy, Inc.	186,284
1,687	Xcel Energy, Inc.	105,134

		291,418

Electrical Equipment – 1.3%
1,373	AMETEK, Inc.	118,078
682	Rockwell Automation, Inc.	125,147

		243,225

Electronic Equipment, Instruments & Components – 0.6%
1,209	Amphenol Corp., Class A	110,841

Entertainment – 2.3%
2,079	Activision Blizzard, Inc.	120,852
1,049	Electronic Arts, Inc.*	106,337
322	Netflix, Inc.*	118,828
730	Walt Disney Co. (The)	85,885

		431,902

Equity Real Estate Investment Trusts (REITs) – 3.1%
659	American Tower Corp. REIT	149,461
415	AvalonBay Communities, Inc. REIT	83,245
1,097	Equity LifeStyle Properties, Inc. REIT	74,958
277	Essex Property Trust, Inc. REIT	78,491
699	Extra Space Storage, Inc. REIT	70,151
549	Federal Realty Investment Trust REIT	63,871
588	Simon Property Group, Inc. REIT	72,371

		592,548

Food & Staples Retailing – 1.4%
2,126	US Foods Holding Corp.*	71,519
1,830	Walmart, Inc.	197,054

		268,573

Food Products – 1.7%
1,008	Lamb Weston Holdings, Inc.	87,585
606	McCormick & Co., Inc.	88,591
2,657	Mondelez International, Inc., Class A	140,290

		316,466

Health Care Equipment & Supplies – 3.6%
391	Cooper Cos., Inc. (The)	126,907
1,289	Danaher Corp.	186,364
522	IDEXX Laboratories, Inc.*	132,854
738	West Pharmaceutical Services, Inc.	111,113
959	Zimmer Biomet Holdings, Inc.	130,568

		687,806

Health Care Providers & Services – 2.9%
2,733	CVS Health Corp.	161,739
481	Humana, Inc.	153,766
822	Laboratory Corp. of America Holdings*	144,417
379	UnitedHealth Group, Inc.	96,630

		556,552

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS FLEXIBLE CAP FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – 1.6%
1,597	Las Vegas Sands Corp.	$93,121
1,025	McDonald’s Corp.	199,024

		292,145

Household Products – 2.0%
1,241	Church & Dwight Co., Inc.	86,274
2,629	Procter & Gamble Co. (The)	297,682

		383,956

Industrial Conglomerates – 1.1%
1,224	Honeywell International, Inc.	198,496

Insurance – 2.2%
980	Allstate Corp. (The)	103,145
823	American Financial Group, Inc.	76,061
950	Globe Life, Inc.	88,027
68	Markel Corp.*	80,349
590	Reinsurance Group of America, Inc.	71,998

		419,580

Interactive Media & Services – 5.9%
285	Alphabet, Inc., Class A*	381,686
235	Alphabet, Inc., Class C*	314,743
1,805	Facebook, Inc., Class A*	347,408
349	IAC/InterActiveCorp*	71,175

		1,115,012

Internet & Direct Marketing Retail – 3.2%
324	Amazon.com, Inc.*	610,335

IT Services – 6.7%
972	Accenture PLC, Class A	175,533
1,267	Booz Allen Hamilton Holding Corp.	90,337
1,083	Fidelity National Information Services, Inc.	151,317
1,222	Fiserv, Inc.*	133,638
695	Mastercard, Inc., Class A	201,724
1,729	PayPal Holdings, Inc.*	186,715
1,812	Visa, Inc., Class A	329,349

		1,268,613

Life Sciences Tools & Services – 0.6%
1,571	Agilent Technologies, Inc.	121,077

Machinery – 3.8%
2,322	Graco, Inc.	114,521
747	IDEX Corp.	110,556
1,064	Ingersoll-Rand PLC	137,299
1,812	ITT, Inc.	108,992
828	Stanley Black & Decker, Inc.	118,984
1,584	Xylem, Inc.	122,506

		712,858

Media – 1.1%
5,211	Comcast Corp., Class A	210,681

Metals & Mining – 0.3%
1,960	Steel Dynamics, Inc.	52,195

Common Stocks – (continued)
Multiline Retail – 0.6%
749	Dollar General Corp.	112,575

Multi-Utilities – 1.5%
1,181	Ameren Corp.	93,299
1,546	CMS Energy Corp.	93,409
753	Sempra Energy	105,255

		291,963

Oil, Gas & Consumable Fuels – 3.7%
1,240	Cheniere Energy, Inc.*	63,600
2,380	Chevron Corp.	222,149
2,305	ConocoPhillips	111,608
1,831	Exxon Mobil Corp.	94,187
2,439	Marathon Petroleum Corp.	115,657
1,235	Phillips 66	92,452

		699,653

Pharmaceuticals – 5.2%
2,372	AstraZeneca PLC ADR	103,894
4,436	Elanco Animal Health, Inc.*	121,546
1,662	Eli Lilly & Co.	209,628
2,891	Johnson & Johnson	388,782
814	Merck & Co., Inc.	62,320
1,316	Pfizer, Inc.	43,981
363	Zoetis, Inc.	48,362

		978,513

Road & Rail – 1.8%
2,198	CSX Corp.	154,849
1,193	Union Pacific Corp.	190,653

		345,502

Semiconductors & Semiconductor Equipment – 3.6%
1,568	Intel Corp.	87,055
806	NVIDIA Corp.	217,677
946	Skyworks Solutions, Inc.	94,770
1,459	Texas Instruments, Inc.	166,530
1,365	Xilinx, Inc.	113,964

		679,996

Software – 8.4%
628	Adobe, Inc.*	216,735
1,442	Cadence Design Systems, Inc.*	95,374
887	Citrix Systems, Inc.	91,707
524	Intuit, Inc.	139,306
6,495	Microsoft Corp.	1,052,255

		1,595,377

Specialty Retail – 2.1%
386	Burlington Stores, Inc.*	83,476
396	Home Depot, Inc. (The)	86,265
311	O’Reilly Automotive, Inc.*	114,672
1,111	Ross Stores, Inc.	120,854

		405,267

Technology Hardware, Storage & Peripherals – 4.2%
2,910	Apple, Inc.	795,478

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 1.4%
1,894	NIKE, Inc., Class B	$169,286
1,179	PVH Corp.	87,375

		256,661

Tobacco – 0.9%
2,164	Philip Morris International, Inc.	177,167

Water Utilities – 0.5%
829	American Water Works Co., Inc.	102,514

Wireless Telecommunication Services – 0.5%
1,137	T-Mobile US, Inc.*	102,512

TOTAL COMMON STOCKS
(Cost $15,127,266)		$19,018,719

Shares	Dividend Rate	Value

Investment Company – 0.3%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
58,210	1.507%	$58,210
(Cost $58,210)

TOTAL INVESTMENTS – 100.8%
(Cost $15,185,476)		$19,076,929

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%		(148,563)

NET ASSETS – 100.0%		$18,928,366

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.5%
Aerospace & Defense – 2.5%
59,337	HEICO Corp.	$6,399,496
102,133	L3Harris Technologies, Inc.	20,194,758

		26,594,254

Banks – 0.5%
52,678	First Republic Bank	5,297,826

Biotechnology – 3.4%
191,563	Agios Pharmaceuticals, Inc.*	9,095,411
106,799	BioMarin Pharmaceutical, Inc.*	9,651,426
79,259	Exact Sciences Corp.*	6,416,016
36,017	Neurocrine Biosciences, Inc.*	3,410,810
66,171	Sarepta Therapeutics, Inc.*	7,574,594

		36,148,257

Capital Markets – 2.1%
33,122	MarketAxess Holdings, Inc.	10,742,459
30,591	MSCI, Inc.	9,037,805
21,724	T. Rowe Price Group, Inc.	2,563,649

		22,343,913

Commercial Services & Supplies – 1.7%
68,659	Cintas Corp.	18,314,102

Communications Equipment – 1.3%
25,346	F5 Networks, Inc.*	3,040,253
64,884	Motorola Solutions, Inc.	10,749,981

		13,790,234

Construction Materials – 1.3%
61,089	Martin Marietta Materials, Inc.	13,899,580

Consumer Finance – 0.8%
126,510	Discover Financial Services	8,296,526

Containers & Packaging – 2.1%
313,408	Ball Corp.	22,082,728

Diversified Consumer Services – 1.0%
67,556	Bright Horizons Family Solutions, Inc.*	10,616,425

Electrical Equipment – 3.5%
181,849	AMETEK, Inc.	15,639,014
116,603	Rockwell Automation, Inc.	21,396,651

		37,035,665

Electronic Equipment, Instruments & Components – 2.5%
191,350	Amphenol Corp., Class A	17,542,968
209,978	National Instruments Corp.	8,457,914

		26,000,882

Entertainment – 1.2%
107,247	Live Nation Entertainment, Inc.*	6,517,400
45,199	Spotify Technology SA*	6,197,687

		12,715,087

Equity Real Estate Investment Trusts (REITs) – 3.1%
144,711	Equity LifeStyle Properties, Inc. REIT	9,888,103

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
84,323	SBA Communications Corp. REIT	22,353,184

		32,241,287

Food & Staples Retailing – 0.9%
313,948	Grocery Outlet Holding Corp.*	9,936,454

Food Products – 2.3%
110,625	Lamb Weston Holdings, Inc.	9,612,206
101,792	McCormick & Co., Inc.	14,880,973

		24,493,179

Health Care Equipment & Supplies – 7.8%
32,801	Cooper Cos., Inc. (The)	10,646,221
309,456	Envista Holdings Corp.*	7,853,993
73,158	IDEXX Laboratories, Inc.*	18,619,443
57,887	Insulet Corp.*	10,996,793
46,775	Teleflex, Inc.	15,670,560
54,692	West Pharmaceutical Services, Inc.	8,234,428
77,726	Zimmer Biomet Holdings, Inc.	10,582,395

		82,603,833

Health Care Providers & Services – 2.4%
321,561	Centene Corp.*	17,049,164
90,356	Guardant Health, Inc.*	7,857,358

		24,906,522

Health Care Technology – 0.3%
18,815	Veeva Systems, Inc., Class A*	2,671,166

Hotels, Restaurants & Leisure – 2.0%
58,721	Choice Hotels International, Inc.	5,360,053
81,357	Wingstop, Inc.	6,870,598
80,555	Wynn Resorts Ltd.	8,698,329

		20,928,980

Household Products – 1.3%
190,485	Church & Dwight Co., Inc.	13,242,517

Interactive Media & Services – 2.1%
59,067	IAC/InterActiveCorp*	12,046,124
419,249	Snap, Inc., Class A*	5,940,759
142,051	Twitter, Inc.*	4,716,093

		22,702,976

Internet & Direct Marketing Retail – 0.8%
13,299	MercadoLibre, Inc. (Argentina)*	8,192,583

IT Services – 8.0%
126,970	Booz Allen Hamilton Holding Corp.	9,052,961
108,976	Fidelity National Information Services, Inc.	15,226,127
288,975	Fiserv, Inc.*	31,602,306
89,923	Global Payments, Inc.	16,543,134
73,940	Twilio, Inc., Class A*	8,328,601
27,290	Wix.com Ltd. (Israel)*	3,657,679

		84,410,808

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – 1.2%
161,845	Adaptive Biotechnologies Corp.*	$4,547,844
11,747	Mettler-Toledo International, Inc.*	8,242,870

		12,790,714

Machinery – 7.2%
163,401	Fortive Corp.	11,300,813
180,329	Graco, Inc.	8,893,826
106,995	IDEX Corp.	15,835,260
184,523	Ingersoll-Rand PLC	23,810,848
216,497	Xylem, Inc.	16,743,878

		76,584,625

Multiline Retail – 2.6%
184,374	Dollar General Corp.	27,711,412

Oil, Gas & Consumable Fuels – 1.2%
248,565	Cheniere Energy, Inc.*	12,748,899

Pharmaceuticals – 1.8%
230,121	Catalent, Inc.*	11,858,135
269,065	Elanco Animal Health, Inc.*	7,372,381

		19,230,516

Professional Services – 3.5%
176,868	TransUnion	15,727,103
135,021	Verisk Analytics, Inc.	20,943,107

		36,670,210

Road & Rail – 1.2%
66,939	Old Dominion Freight Line, Inc.	12,972,778

Semiconductors & Semiconductor Equipment – 6.1%
265,956	Advanced Micro Devices, Inc.*	12,095,679
75,808	Analog Devices, Inc.	8,266,862
44,601	Lam Research Corp.	13,087,272
240,148	Marvell Technology Group Ltd.	5,115,152
152,359	MKS Instruments, Inc.	15,264,848
130,963	Xilinx, Inc.	10,934,101

		64,763,914

Software – 11.8%
133,121	Anaplan, Inc.*	5,982,458
113,557	Atlassian Corp. PLC, Class A*	16,461,223
216,099	Cadence Design Systems, Inc.*	14,292,788
47,505	Citrix Systems, Inc.	4,911,542
60,097	Coupa Software, Inc.*	8,999,526
136,443	DocuSign, Inc.*	11,776,395
75,766	HubSpot, Inc.*	13,596,209
81,933	Palo Alto Networks, Inc.*	15,126,470
19,128	Paycom Software, Inc.*	5,406,529
363,046	Slack Technologies, Inc., Class A*	9,809,503
127,532	Splunk, Inc.*	18,789,289

		125,151,932

Specialty Retail – 4.8%
42,268	Burlington Stores, Inc.*	9,140,877
48,746	O’Reilly Automotive, Inc.*	17,973,625
84,183	Ross Stores, Inc.	9,157,427

Common Stocks – (continued)
Specialty Retail – (continued)
54,810	Ulta Beauty, Inc.*	14,091,103

		50,363,032

Textiles, Apparel & Luxury Goods – 2.2%
88,543	Lululemon Athletica, Inc.*	19,250,134
47,223	PVH Corp.	3,499,696

		22,749,830

TOTAL COMMON STOCKS
(Cost $852,043,555)		$1,041,203,646

Shares	Dividend Rate	Value

Investment Company – 2.1%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
22,557,862	1.507%	$22,557,862
(Cost $22,557,862)

TOTAL INVESTMENTS – 100.6%
(Cost $874,601,417)		$1,063,761,508

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(6,766,358)

NET ASSETS – 100.0%		$1,056,995,150

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 94.1%
Aerospace & Defense – 3.3%
1,250	Aerojet Rocketdyne Holdings, Inc.*	$61,600
505	AeroVironment, Inc.*	25,952
1,799	Kratos Defense & Security Solutions, Inc.*	29,252
419	Moog, Inc., Class A	32,313

		149,117

Banks – 2.0%
538	Ameris Bancorp	18,389
843	Glacier Bancorp, Inc.	31,436
667	Stock Yards Bancorp, Inc.	23,305
599	WesBanco, Inc.	18,335

		91,465

Beverages – 0.9%
106	Boston Beer Co., Inc. (The), Class A*	39,304

Biotechnology – 10.4%
393	ACADIA Pharmaceuticals, Inc.*	16,797
523	Acceleron Pharma, Inc.*	44,941
802	Agios Pharmaceuticals, Inc.*	38,079
641	Allogene Therapeutics, Inc.*	17,307
798	Amarin Corp. PLC ADR*	11,707
1,922	Applied Genetic Technologies Corp.*	9,091
807	Arcus Biosciences, Inc.*	12,282
944	Beam Therapeutics, Inc.*	21,231
335	BioSpecifics Technologies Corp.*	18,489
279	Bluebird Bio, Inc.*	20,180
174	Blueprint Medicines Corp.*	9,419
634	Castle Biosciences, Inc.*	18,982
966	Coherus Biosciences, Inc.*	18,692
592	Dicerna Pharmaceuticals, Inc.*	11,686
718	FibroGen, Inc.*	30,012
3,277	Halozyme Therapeutics, Inc.*	64,131
590	Immunomedics, Inc.*	9,440
750	Kiniksa Pharmaceuticals Ltd., Class A*	13,845
925	Molecular Templates, Inc.*	14,883
223	PTC Therapeutics, Inc.*	12,229
2,029	Stemline Therapeutics, Inc.*	12,215
587	Ultragenyx Pharmaceutical, Inc.*	32,919
628	Y-mAbs Therapeutics, Inc.*	18,476

		477,033

Building Products – 2.1%
243	American Woodmark Corp.*	20,356
346	CSW Industrials, Inc.	22,781
536	Trex Co., Inc.*	51,268

		94,405

Capital Markets – 1.1%
591	Houlihan Lokey, Inc.	30,271
477	PJT Partners, Inc., Class A	21,441

		51,712

Chemicals – 3.0%
696	Ashland Global Holdings, Inc.	49,792
395	Balchem Corp.	37,312
546	Ingevity Corp.*	24,592

Common Stocks – (continued)
Chemicals – (continued)
1,064	PolyOne Corp.	26,344

		138,040

Commercial Services & Supplies – 1.7%
722	Casella Waste Systems, Inc., Class A*	34,981
522	Tetra Tech, Inc.	42,214

		77,195

Communications Equipment – 0.7%
843	Ciena Corp.*	32,413

Construction & Engineering – 0.4%
680	Dycom Industries, Inc.*	20,101

Diversified Consumer Services – 1.0%
1,182	Chegg, Inc.*	46,346

Electrical Equipment – 1.7%
535	Allied Motion Technologies, Inc.	20,619
575	Generac Holdings, Inc.*	59,219

		79,838

Electronic Equipment, Instruments & Components – 2.6%
895	Badger Meter, Inc.	53,888
125	Littelfuse, Inc.	19,960
524	Novanta, Inc.*	46,746

		120,594

Equity Real Estate Investment Trusts (REITs) – 1.6%
620	Ryman Hospitality Properties, Inc. REIT	43,096
547	Terreno Realty Corp. REIT	30,014

		73,110

Food & Staples Retailing – 0.4%
336	PriceSmart, Inc.	18,712

Food Products – 1.7%
436	Freshpet, Inc.*	28,977
1,105	Nomad Foods Ltd.*	20,398
1,180	Simply Good Foods Co. (The)*	26,031

		75,406

Health Care Equipment & Supplies – 9.1%
776	Axonics Modulation Technologies, Inc.*	27,505
799	Envista Holdings Corp.*	20,279
571	Glaukos Corp.*	25,113
571	Hill-Rom Holdings, Inc.	54,844
829	LivaNova PLC*	57,798
555	Neogen Corp.*	33,716
220	Nevro Corp.*	28,633
702	NuVasive, Inc.*	46,199
792	Shockwave Medical, Inc.*	31,791
825	Silk Road Medical, Inc.*	32,876
794	Tandem Diabetes Care, Inc.*	59,280

		418,034

Health Care Providers & Services – 1.0%
407	Guardant Health, Inc.*	35,392

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – (continued)
217	National Research Corp.	$11,933

		47,325

Health Care Technology – 2.1%
495	Omnicell, Inc.*	40,327
455	Teladoc Health, Inc.*	56,857

		97,184

Hotels, Restaurants & Leisure – 4.0%
669	Choice Hotels International, Inc.	61,066
178	Churchill Downs, Inc.	22,364
500	Papa John’s International, Inc.	28,805
395	Shake Shack, Inc., Class A*	23,479
558	Wingstop, Inc.	47,123

		182,837

Household Durables – 0.5%
605	M/I Homes, Inc.*	22,524

Insurance – 1.6%
335	Kinsale Capital Group, Inc.	40,693
310	Primerica, Inc.	34,515

		75,208

Internet & Direct Marketing Retail – 0.7%
990	RealReal, Inc. (The)*	13,850
1,127	Revolve Group, Inc.*	18,370

		32,220

IT Services – 3.0%
499	ManTech International Corp., Class A	37,375
974	Perficient, Inc.*	39,905
435	Science Applications International Corp.	34,857
1,624	Verra Mobility Corp.*	24,595

		136,732

Leisure Products – 1.8%
917	Brunswick Corp.	48,785
1,049	YETI Holdings, Inc.*	31,732

		80,517

Life Sciences Tools & Services – 3.4%
283	10X Genomics, Inc., Class A*	22,555
680	Adaptive Biotechnologies Corp.*	19,108
5,716	Pacific Biosciences of California, Inc.*	19,434
1,311	Quanterix Corp.*	29,904
766	Repligen Corp.*	65,570

		156,571

Machinery – 7.9%
2,467	Colfax Corp.*	82,570
1,332	Evoqua Water Technologies Corp.*	27,932
977	Federal Signal Corp.	28,333
706	Franklin Electric Co., Inc.	36,493
835	Gardner Denver Holdings, Inc.*	27,380
293	John Bean Technologies Corp.	28,380
264	RBC Bearings, Inc.*	45,194

Common Stocks – (continued)
Machinery – (continued)
321	Standex International Corp.	20,361
316	Watts Water Technologies, Inc., Class A	29,676
2,532	Welbilt, Inc.*	33,473

		359,792

Multiline Retail – 0.4%
385	Ollie’s Bargain Outlet Holdings, Inc.*	19,585

Personal Products – 1.0%
1,134	BellRing Brands, Inc., Class A*	22,283
1,475	elf Beauty, Inc.*	23,541

		45,824

Pharmaceuticals – 3.0%
1,229	Aerie Pharmaceuticals, Inc.*	21,507
355	Arvinas, Inc.*	16,731
2,311	Foamix Pharmaceuticals Ltd.*	8,320
231	GW Pharmaceuticals PLC ADR*	23,634
1,800	Provention Bio, Inc.*	21,564
1,806	Theravance Biopharma, Inc.*	43,976

		135,732

Real Estate Management & Development – 0.7%
1,814	Cushman & Wakefield PLC*	32,997

Semiconductors & Semiconductor Equipment – 5.2%
734	Entegris, Inc.	39,137
849	Inphi Corp.*	63,386
1,897	Lattice Semiconductor Corp.*	34,051
465	MKS Instruments, Inc.	46,588
173	Monolithic Power Systems, Inc.	27,445
740	Semtech Corp.*	29,223

		239,830

Software – 10.7%
1,217	8x8, Inc.*	22,514
138	Alteryx, Inc., Class A*	19,268
420	Bill.Com Holdings, Inc.*	23,839
600	Blackline, Inc.*	37,542
2,082	Cloudflare, Inc., Class A*	44,347
237	HubSpot, Inc.*	42,530
817	Medallia, Inc.*	20,270
1,384	PagerDuty, Inc.*	28,510
438	Paylocity Holding Corp.*	56,730
1,956	Ping Identity Holding Corp.*	45,262
1,517	Pluralsight, Inc., Class A*	27,048
2,298	SailPoint Technologies Holding, Inc.*	58,185
789	Smartsheet, Inc., Class A*	36,531
1,597	SVMK, Inc.*	29,113

		491,689

Specialty Retail – 1.2%
655	Floor & Decor Holdings, Inc., Class A*	33,438
118	RH*	21,405

		54,843

Textiles, Apparel & Luxury Goods – 0.7%
924	Steven Madden Ltd.	30,215

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS SMALL CAP GROWTH FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thrifts & Mortgage Finance – 0.5%
1,034	NMI Holdings, Inc., Class A*	$24,134

Trading Companies & Distributors – 1.0%
457	SiteOne Landscape Supply, Inc.*	45,357

TOTAL COMMON STOCKS
(Cost $4,359,506)		$4,313,941

Shares	Dividend Rate	Value

Investment Company – 1.2%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
52,867	1.507%	$52,867
(Cost $52,867)

TOTAL INVESTMENTS – 95.3%
(Cost $4,412,373)		$4,366,808

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.7%		218,588

NET ASSETS – 100.0%		$4,585,396

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.3%
Aerospace & Defense – 5.0%
502,369	Aerojet Rocketdyne Holdings, Inc.*	$24,756,744
116,861	HEICO Corp., Class A	10,322,332
197,409	Hexcel Corp.	12,758,544
80,359	Huntington Ingalls Industries, Inc.	16,516,185
86,003	Teledyne Technologies, Inc.*	29,010,532

		93,364,337

Banks – 1.0%
253,283	Glacier Bancorp, Inc.	9,444,923
168,237	Pinnacle Financial Partners, Inc.	8,855,996

		18,300,919

Biotechnology – 11.2%
94,277	ACADIA Pharmaceuticals, Inc.*	4,029,399
447,237	Agios Pharmaceuticals, Inc.*	21,234,813
362,236	Alector, Inc.*	9,954,245
617,956	Amarin Corp. PLC ADR*(a)	9,065,414
330,493	Atreca, Inc., Class A*(a)	7,812,855
286,653	Beam Therapeutics, Inc.*	6,446,826
84,983	BioSpecifics Technologies Corp.*	4,690,212
131,983	Bluebird Bio, Inc.*	9,546,330
261,721	Castle Biosciences, Inc.*	7,835,927
538,745	Centogene NV*	7,165,308
1,059,112	Exelixis, Inc.*	19,688,892
156,886	Incyte Corp.*	11,830,773
492,692	Moderna, Inc.*(a)	12,775,504
246,632	Neurocrine Biosciences, Inc.*	23,356,050
1,713,363	Rigel Pharmaceuticals, Inc.*	3,632,330
166,061	Sarepta Therapeutics, Inc.*	19,009,003
111,143	Seattle Genetics, Inc.*	12,654,742
1,157,308	Stemline Therapeutics, Inc.*(a)	6,966,994
357,189	Y-mAbs Therapeutics, Inc.*	10,508,500

		208,204,117

Building Products – 2.2%
247,540	Allegion PLC	28,464,625
188,410	Fortune Brands Home & Security, Inc.	11,634,317

		40,098,942

Capital Markets – 2.2%
168,098	Cboe Global Markets, Inc.	19,163,172
179,777	Houlihan Lokey, Inc.	9,208,178
36,892	MarketAxess Holdings, Inc.	11,965,182

		40,336,532

Chemicals – 3.1%
354,885	Ashland Global Holdings, Inc.	25,388,473
146,406	Ingevity Corp.*	6,594,126
410,989	RPM International, Inc.	26,348,505

		58,331,104

Commercial Services & Supplies – 0.5%
229,682	Rollins, Inc.	8,599,294

Communications Equipment – 0.9%
221,620	Lumentum Holdings, Inc.*	17,246,468

Common Stocks – (continued)
Containers & Packaging – 0.8%
136,069	Avery Dennison Corp.	15,578,540

Diversified Consumer Services – 1.7%
200,471	Bright Horizons Family Solutions, Inc.*	31,504,018

Electronic Equipment, Instruments & Components – 4.9%
367,131	Badger Meter, Inc.	22,104,957
186,296	Keysight Technologies, Inc.*	17,653,409
338,341	Novanta, Inc.*	30,183,401
95,243	Zebra Technologies Corp., Class A*	20,093,416

		90,035,183

Equity Real Estate Investment Trusts (REITs) – 2.6%
357,686	Equity LifeStyle Properties, Inc. REIT	24,440,685
177,098	Ryman Hospitality Properties, Inc. REIT	12,310,082
218,175	Terreno Realty Corp. REIT	11,971,262

		48,722,029

Food Products – 0.9%
35,003	Beyond Meat, Inc.*(a)	3,138,019
166,567	Lamb Weston Holdings, Inc.	14,473,007

		17,611,026

Health Care Equipment & Supplies – 10.0%
64,711	Cooper Cos., Inc. (The)	21,003,249
105,979	DexCom, Inc.*	29,250,204
166,894	Glaukos Corp.*	7,339,998
198,953	Neogen Corp.*	12,086,395
110,575	Nevro Corp.*	14,391,336
234,375	NuVasive, Inc.*	15,424,219
143,193	Silk Road Medical, Inc.*	5,706,241
213,869	Tandem Diabetes Care, Inc.*	15,967,460
84,392	Teleflex, Inc.	28,273,008
244,224	West Pharmaceutical Services, Inc.	36,770,365

		186,212,475

Health Care Providers & Services – 2.2%
222,626	Guardant Health, Inc.*	19,359,557
171,349	Molina Healthcare, Inc.*	20,998,820

		40,358,377

Health Care Technology – 0.8%
124,349	Teladoc Health, Inc.*	15,538,651

Hotels, Restaurants & Leisure – 6.3%
261,505	Choice Hotels International, Inc.	23,870,176
62,723	Domino’s Pizza, Inc.	21,291,950
309,363	Dunkin’ Brands Group, Inc.	20,578,827
216,950	Planet Fitness, Inc., Class A*	14,641,955
80,735	Vail Resorts, Inc.	17,165,068
228,513	Wingstop, Inc.	19,297,923

		116,845,899

Insurance – 0.5%
215,725	Brown & Brown, Inc.	9,278,332

IT Services – 4.9%
330,186	Black Knight, Inc.*	22,026,708

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
464,098	Booz Allen Hamilton Holding Corp.	$33,090,187
94,188	Euronet Worldwide, Inc.*	11,683,080
184,799	Okta, Inc.*	23,665,360

		90,465,335

Leisure Products – 0.5%
333,472	Peloton Interactive, Inc., Class A*	8,900,368

Life Sciences Tools & Services – 3.1%
89,987	10X Genomics, Inc., Class A*	7,171,964
97,187	Bio-Techne Corp.	18,357,652
379,818	PerkinElmer, Inc.	32,831,468

		58,361,084

Machinery – 5.8%
850,215	Colfax Corp.*	28,456,696
120,003	IDEX Corp.	17,760,444
102,018	John Bean Technologies Corp.	9,881,463
96,020	RBC Bearings, Inc.*	16,437,664
125,551	Standex International Corp.	7,963,700
913,062	Welbilt, Inc.*	12,070,680
196,912	Xylem, Inc.	15,229,174

		107,799,821

Personal Products – 0.6%
550,414	BellRing Brands, Inc., Class A*	10,815,635

Pharmaceuticals – 1.0%
461,172	Elanco Animal Health, Inc.*	12,636,113
63,604	GW Pharmaceuticals PLC ADR*(a)	6,507,325

		19,143,438

Road & Rail – 0.5%
51,990	Old Dominion Freight Line, Inc.	10,075,662

Semiconductors & Semiconductor Equipment – 5.4%
598,945	Entegris, Inc.	31,935,747
415,020	Marvell Technology Group Ltd.	8,839,926
226,035	MKS Instruments, Inc.	22,646,447
117,840	Monolithic Power Systems, Inc.	18,694,138
302,807	Teradyne, Inc.	17,792,939

		99,909,197

Software – 14.6%
86,108	Alteryx, Inc., Class A*	12,022,399
334,948	Anaplan, Inc.*	15,052,563
228,685	Avalara, Inc.*	19,381,054
178,704	Bill.Com Holdings, Inc.*	10,143,239
852,428	Cloudflare, Inc., Class A*(a)	18,156,716
136,390	Coupa Software, Inc.*	20,424,402
316,988	DocuSign, Inc.*	27,359,234
595,523	Dynatrace, Inc.*	19,235,393
132,359	Elastic NV*	9,776,036
137,850	HubSpot, Inc.*	24,737,182
74,429	Paycom Software, Inc.*	21,037,357
66,902	RingCentral, Inc., Class A*	15,772,147
47,590	Trade Desk, Inc. (The), Class A*	13,670,228
60,497	Tyler Technologies, Inc.*	18,956,735

Common Stocks – (continued)
Software – (continued)
312,319	Zendesk, Inc.*	24,770,020

		270,494,705

Specialty Retail – 3.8%
180,028	Burlington Stores, Inc.*	38,932,855
153,225	Five Below, Inc.*	14,855,164
318,660	Floor & Decor Holdings, Inc., Class A*	16,267,593

		70,055,612

Textiles, Apparel & Luxury Goods – 0.5%
110,261	Columbia Sportswear Co.	8,964,219

Trading Companies & Distributors – 0.8%
147,799	SiteOne Landscape Supply, Inc.*	14,669,051

TOTAL COMMON STOCKS
(Cost $1,524,108,134)		$1,825,820,370

Shares	Dividend Rate	Value

Investment Company – 2.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
37,510,112	1.507%	$37,510,112
(Cost $37,510,112)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,561,618,246)		$1,863,330,482

Securities Lending Reinvestment Vehicle – 1.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
25,978,707	1.507%	$25,978,707
(Cost $25,978,707)

TOTAL INVESTMENTS – 101.7%
(Cost $1,587,596,953)		$1,889,309,189

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.7)%		(32,311,854)

NET ASSETS – 100.0%		$1,856,997,335

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Aerospace & Defense – 2.2%
5,487	Boeing Co. (The)	$1,509,529
5,580	Northrop Grumman Corp.	1,834,927

		3,344,456

Auto Components – 0.8%
14,642	Aptiv PLC	1,143,687

Beverages – 2.7%
41,164	Coca-Cola Co. (The)	2,201,862
29,692	Monster Beverage Corp.*	1,853,078

		4,054,940

Biotechnology – 4.0%
31,147	AbbVie, Inc.	2,669,609
14,812	Agios Pharmaceuticals, Inc.*	703,274
5,930	Alexion Pharmaceuticals, Inc.*	557,598
10,736	BioMarin Pharmaceutical, Inc.*	970,212
9,038	Sarepta Therapeutics, Inc.*	1,034,580

		5,935,273

Capital Markets – 2.0%
7,745	Cboe Global Markets, Inc.	882,930
22,416	Charles Schwab Corp. (The)	913,452
12,608	Intercontinental Exchange, Inc.	1,124,886

		2,921,268

Chemicals – 2.3%
7,330	Ecolab, Inc.	1,322,699
6,114	Linde PLC	1,167,835
1,788	Sherwin-Williams Co. (The)	923,949

		3,414,483

Construction Materials – 0.4%
2,783	Martin Marietta Materials, Inc.	633,216

Electronic Equipment, Instruments & Components – 1.0%
15,544	Amphenol Corp., Class A	1,425,074

Entertainment – 1.4%
5,546	Netflix, Inc.*	2,046,640

Equity Real Estate Investment Trusts (REITs) – 2.0%
7,813	American Tower Corp. REIT	1,771,989
2,188	Equinix, Inc. REIT	1,253,286

		3,025,275

Food & Staples Retailing – 0.9%
13,032	Walmart, Inc.	1,403,286

Food Products – 0.9%
5,328	McCormick & Co., Inc.	778,900
11,513	Mondelez International, Inc., Class A	607,887

		1,386,787

Health Care Equipment & Supplies – 4.9%
61,223	Boston Scientific Corp.*	2,289,128
9,158	Danaher Corp.	1,324,064

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
12,751	Envista Holdings Corp.*	323,620
3,960	Insulet Corp.*	752,281
3,265	Intuitive Surgical, Inc.*	1,743,379
6,062	West Pharmaceutical Services, Inc.	912,695

		7,345,167

Health Care Providers & Services – 2.2%
4,819	Guardant Health, Inc.*	419,060
5,866	Humana, Inc.	1,875,243
3,787	UnitedHealth Group, Inc.	965,534

		3,259,837

Hotels, Restaurants & Leisure – 2.3%
13,462	Dunkin’ Brands Group, Inc.	895,492
13,032	McDonald’s Corp.	2,530,424

		3,425,916

Industrial Conglomerates – 1.3%
11,604	Honeywell International, Inc.	1,881,821

Insurance – 0.3%
371	Markel Corp.*	438,374

Interactive Media & Services – 11.2%
4,868	Alphabet, Inc., Class A*	6,519,469
2,981	Alphabet, Inc., Class C*	3,992,542
31,923	Facebook, Inc., Class A*	6,144,220

		16,656,231

Internet & Direct Marketing Retail – 4.9%
3,850	Amazon.com, Inc.*	7,252,437

IT Services – 10.3%
10,377	Accenture PLC, Class A	1,873,982
14,250	Fidelity National Information Services, Inc.	1,991,010
14,552	Mastercard, Inc., Class A	4,223,718
21,881	PayPal Holdings, Inc.*	2,362,929
27,073	Visa, Inc., Class A	4,920,789

		15,372,428

Life Sciences Tools & Services – 1.6%
5,295	10X Genomics, Inc., Class A*	422,011
10,927	Adaptive Biotechnologies Corp.*	307,049
6,474	Illumina, Inc.*	1,719,948

		2,449,008

Machinery – 1.0%
7,110	Deere & Co.	1,112,573
3,076	Stanley Black & Decker, Inc.	442,021

		1,554,594

Oil, Gas & Consumable Fuels – 0.8%
21,991	Cheniere Energy, Inc.*	1,127,918

Personal Products – 0.6%
4,900	Estee Lauder Cos., Inc. (The), Class A	899,640

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – 2.4%
34,220	AstraZeneca PLC ADR	$1,498,836
16,826	Eli Lilly & Co.	2,122,263

		3,621,099

Professional Services – 0.8%
7,573	Verisk Analytics, Inc.	1,174,648

Road & Rail – 3.0%
22,151	CSX Corp.	1,560,538
9,318	Lyft, Inc., Class A*	355,202
15,751	Union Pacific Corp.	2,517,167

		4,432,907

Semiconductors & Semiconductor Equipment – 4.0%
6,681	Analog Devices, Inc.	728,563
15,009	NVIDIA Corp.	4,053,481
10,454	NXP Semiconductors NV	1,188,515

		5,970,559

Software – 15.2%
9,651	Adobe, Inc.*	3,330,753
4,887	Atlassian Corp. PLC, Class A*	708,420
6,417	Intuit, Inc.	1,705,960
69,030	Microsoft Corp.	11,183,550
12,682	salesforce.com, Inc.*	2,161,013
3,160	ServiceNow, Inc.*	1,030,444
27,919	Slack Technologies, Inc., Class A*	754,371
10,337	Workday, Inc., Class A*	1,790,885

		22,665,396

Specialty Retail – 1.8%
14,889	Ross Stores, Inc.	1,619,626
4,159	Ulta Beauty, Inc.*	1,069,237

		2,688,863

Technology Hardware, Storage & Peripherals – 7.0%
38,080	Apple, Inc.	10,409,549

Textiles, Apparel & Luxury Goods – 2.6%
29,978	NIKE, Inc., Class B	2,679,433
16,962	PVH Corp.	1,257,054

		3,936,487

TOTAL COMMON STOCKS
(Cost $82,086,659)		$147,297,264

Shares	Dividend Rate	Value

Investment Company – 0.2%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
357,960	1.507%	$357,960
(Cost $357,960)

TOTAL INVESTMENTS – 99.0%
(Cost $82,444,619)		$147,655,224

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%		1,375,747

NET ASSETS – 100.0%		$149,030,971

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 97.6%
Communications Equipment – 2.1%
259,762	Cisco Systems, Inc.	$10,372,297

Electronic Equipment, Instruments & Components – 3.3%
179,014	Amphenol Corp., Class A	16,412,004

Entertainment – 3.1%
159,051	Activision Blizzard, Inc.	9,245,635
17,012	Netflix, Inc.*	6,277,938

		15,523,573

Equity Real Estate Investment Trusts (REITs) – 4.8%
58,574	American Tower Corp. REIT	13,284,583
18,910	Equinix, Inc. REIT	10,831,648

		24,116,231

Interactive Media & Services – 13.2%
16,415	Alphabet, Inc., Class A*	21,983,789
17,729	Alphabet, Inc., Class C*	23,744,981
106,428	Facebook, Inc., Class A*	20,484,197

		66,212,967

Internet & Direct Marketing Retail – 10.2%
34,353	Alibaba Group Holding Ltd. ADR*	7,145,424
23,398	Amazon.com, Inc.*	44,075,982

		51,221,406

IT Services – 14.7%
37,640	Accenture PLC, Class A	6,797,408
116,454	Fidelity National Information Services, Inc.	16,270,953
68,812	Fiserv, Inc.*	7,525,280
17,588	Mastercard, Inc., Class A	5,104,917
125,057	PayPal Holdings, Inc.*	13,504,905
133,003	Visa, Inc., Class A	24,174,625

		73,378,088

Life Sciences Tools & Services – 1.3%
24,113	Illumina, Inc.*	6,406,101

Semiconductors & Semiconductor Equipment – 12.1%
55,525	Analog Devices, Inc.	6,055,001
20,369	Lam Research Corp.	5,976,876
321,413	Marvell Technology Group Ltd.	6,846,097
45,873	NVIDIA Corp.	12,388,921
67,770	NXP Semiconductors NV	7,704,771
144,810	Texas Instruments, Inc.	16,528,614
59,002	Xilinx, Inc.	4,926,077

		60,426,357

Software – 28.5%
63,171	Adobe, Inc.*	21,801,576
85,413	Atlassian Corp. PLC, Class A*	12,381,468
110,979	Citrix Systems, Inc.	11,474,119
42,605	HubSpot, Inc.*	7,645,467
28,670	Intuit, Inc.	7,621,919
301,211	Microsoft Corp.	48,799,194
26,484	Palo Alto Networks, Inc.*	4,889,476
23,301	ServiceNow, Inc.*	7,598,223

Common Stocks – (continued)
Software – (continued)
178,639	Slack Technologies, Inc., Class A*	4,826,826
70,920	Splunk, Inc.*	10,448,644
27,834	Workday, Inc., Class A*	4,822,241

		142,309,153

Technology Hardware, Storage & Peripherals – 4.3%
79,224	Apple, Inc.	21,656,673

TOTAL COMMON STOCKS
(Cost $252,943,324)		$488,034,850

Shares	Dividend Rate	Value

Investment Company – 2.6%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
13,234,337	1.507%	$13,234,337
(Cost $13,234,337)

TOTAL INVESTMENTS – 100.2%
(Cost $266,177,661)		$501,269,187

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(1,041,261)

NET ASSETS – 100.0%		$500,227,926

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

	Blue Chip Fund	Capital Growth Fund	Concentrated Growth Fund
Assets:
Investments in unaffiliated issuers, at value (cost $8,578,221, $626,105,665 and $97,154,777, respectively)	$10,353,138	$843,198,827	$151,139,432
Investments in affiliated issuers, at value (cost $0, $5,957,410 and $617,954, respectively)	—	5,957,410	617,954
Investments in securities lending reinvestment vehicle, at value which equals cost	—	1,041,709	—
Cash	21,202	16,829,256	499,969
Receivables:
Investments sold	417,499	11,146,364	3,158,315
Fund shares sold	57,472	190,551	6,822
Reimbursement from investment adviser	42,781	136,398	57,424
Dividends	26,057	1,200,541	219,124
Securities lending income	—	8,934	—
Foreign tax reclaims	—	1,467	—
Other assets	58,378	74,064	54,815
Total assets	10,976,527	879,785,521	155,753,855

Liabilities:
Payables:
Upon return of securities loaned	—	1,041,709	—
Fund shares redeemed	299,863	566,277	85,477
Investments purchased	211,950	13,189,795	3,228,506
Management fees	5,219	539,627	100,379
Distribution and Service fees and Transfer Agency fees	3,344	281,294	7,280
Accrued expenses	245,185	869,430	379,481
Total liabilities	765,561	16,488,132	3,801,123

Net Assets:
Paid-in capital	8,460,066	640,992,228	93,912,275
Total distributable earnings	1,750,900	222,305,161	58,040,457
NET ASSETS	$10,210,966	$863,297,389	$151,952,732
Net Assets:
Class A	$4,017,699	$683,195,999	$6,829,061
Class C	1,588,216	16,798,091	862,580
Institutional	811,712	58,554,663	12,148,319
Service	—	1,800,863	—
Investor	240,439	7,423,013	128,597
Class P	1,855,477	84,949,886	131,433,244
Class R	19,064	8,374,793	24,508
Class R6	1,678,359	2,200,081	526,423
Total Net Assets	$10,210,966	$863,297,389	$151,952,732
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	309,795	30,606,018	399,398
Class C	128,925	1,258,660	65,563
Institutional	62,031	2,270,160	654,311
Service	—	85,316	—
Investor	18,354	325,477	7,353
Class P	141,781	3,299,321	7,098,943
Class R	1,460	398,590	1,501
Class R6	128,217	85,422	28,423
Net asset value, offering and redemption price per share:(a)
Class A	$12.97	$22.32	$17.10
Class C	12.32	13.35	13.16
Institutional	13.09	25.79	18.57
Service	—	21.11	—
Investor	13.10	22.81	17.49
Class P	13.09	25.75	18.51
Class R	13.06	21.01	16.32
Class R6	13.09	25.76	18.52

(a)	Maximum public offering price per share for Class A Shares of the Blue Chip, Capital Growth and Concentrated Growth Funds is $13.72, $23.62 and $18.10, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities (continued)

February 29, 2020 (Unaudited)

	Flexible Cap Fund	Growth Opportunities Fund	Small Cap Growth Fund
Assets:
Investments in unaffiliated issuers, at value (cost $15,127,266, $852,043,555 and $4,359,506, respectively)	$19,018,719	$1,041,203,646	$4,313,941
Investments in affiliated issuers, at value (cost $58,210, $22,557,862 and $52,867, respectively)	58,210	22,557,862	52,867
Cash	55,080	1,243,253	51,188
Deferred offering costs	—	—	76,876
Receivables:
Reimbursement from investment adviser	44,255	117,973	31,949
Dividends	34,329	616,230	1,160
Fund shares sold	5	699,139	—
Investments sold	—	9,127,288	—
Securities lending income	—	147	—
Other assets	66,601	77,809	214,004
Total assets	19,277,199	1,075,643,347	4,741,985

Liabilities:
Payables:
Investments purchased	85,899	11,740,665	152
Management fees	9,197	852,413	3,320
Fund shares redeemed	5,638	5,501,988	—
Distribution and Service fees and Transfer Agency fees	3,769	203,300	255
Offering costs	—	—	111,474
Organization costs	—	—	12,000
Accrued expenses	253,528	349,831	29,388
Total liabilities	358,031	18,648,197	156,589

Net Assets:
Paid-in capital	14,825,852	769,034,660	4,570,246
Total distributable earnings	4,102,514	287,960,490	15,150
NET ASSETS	$18,928,366	$1,056,995,150	$4,585,396
Net Assets:
Class A	$5,455,418	$290,390,075	$60,626
Class C	1,337,849	30,554,135	50,732
Institutional	571,868	375,859,889	3,880,300
Service	—	22,309,617	—
Investor	37,192	68,317,290	50,900
Class P	11,303,867	57,198,094	441,099
Class R	39,904	40,546,320	50,815
Class R6	182,268	171,819,730	50,924
Total Net Assets	$18,928,366	$1,056,995,150	$4,585,396
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	479,080	21,692,304	5,970
Class C	138,121	5,748,906	5,002
Institutional	46,176	20,596,485	381,837
Service	—	1,841,652	—
Investor	3,074	4,634,346	5,010
Class P	914,233	3,129,241	43,409
Class R	3,672	3,339,893	5,006
Class R6	14,749	9,404,603	5,011
Net asset value, offering and redemption price per share:(a)
Class A	$11.39	$13.39	$10.16
Class C	9.69	5.31	10.14
Institutional	12.38	18.25	10.16
Service	—	12.11	—
Investor	12.10	14.74	10.16
Class P	12.36	18.28	10.16
Class R	10.87	12.14	10.15
Class R6	12.36	18.27	10.16

(a)	Maximum public offering price per share for Class A Shares of the Flexible Cap, Growth Opportunities and Small Cap Growth Funds is $12.05, $14.17 and $10.75, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Assets and Liabilities (continued)

February 29, 2020 (Unaudited)

	Small/Mid Cap Growth Fund	Strategic Growth Fund	Technology Opportunities Fund
Assets:
Investments in unaffiliated issuers, at value (cost $1,524,108,134, $82,086,659 and $252,943,324, respectively)	$1,825,820,370	$147,297,264	$488,034,850
Investments in affiliated issuers, at value (cost $37,510,112, $357,960 and $13,234,337, respectively)	37,510,112	357,960	13,234,337
Investments in securities lending reinvestment vehicle, at value which equals cost	25,978,707	—	—
Cash	2,700,978	608,872	1,589,625
Receivables:
Investments sold	5,753,118	2,042,695	7,040,905
Fund shares sold	2,586,572	98,093	960,145
Dividends	584,117	181,134	299,122
Reimbursement from investment adviser	32,584	59,590	34,073
Securities lending income	8,119	—	—
Other assets	104,634	53,682	94,815
Total assets	1,901,079,311	150,699,290	511,287,872

Liabilities:
Payables:
Upon return of securities loaned	25,978,707	—	—
Investments purchased	9,120,162	888,277	7,686,494
Fund shares redeemed	6,926,000	324,969	2,622,674
Management fees	1,355,844	92,514	406,932
Distribution and Service fees and Transfer Agency fees	352,773	17,915	158,069
Accrued expenses	348,490	344,644	185,777
Total liabilities	44,081,976	1,668,319	11,059,946

Net Assets:
Paid-in capital	1,435,320,013	71,690,902	270,727,409
Total distributable earnings	421,677,322	77,340,069	229,500,517
NET ASSETS	$1,856,997,335	$149,030,971	$500,227,926
Net Assets:
Class A	$266,719,539	$27,647,781	$313,607,921
Class C	148,626,134	3,504,406	23,380,090
Institutional	776,164,034	47,264,446	85,307,408
Service	17,749,379	611,820	28,723,734
Investor	377,436,891	1,676,154	18,326,538
Class P	199,338,031	68,012,706	30,593,161
Class R	13,205,003	76,441	—
Class R6	57,758,324	237,217	289,074
Total Net Assets	$1,856,997,335	$149,030,971	$500,227,926
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	14,320,158	3,364,156	14,792,196
Class C	10,077,322	719,668	1,507,736
Institutional	37,688,573	5,025,713	3,468,379
Service	992,734	76,175	1,399,825
Investor	19,154,745	178,877	762,129
Class P	9,669,515	7,259,301	1,243,252
Class R	750,088	9,784	—
Class R6	2,802,136	25,283	11,747
Net asset value, offering and redemption price per share:(a)
Class A	$18.63	$8.22	$21.20
Class C	14.75	4.87	15.51
Institutional	20.59	9.40	24.60
Service	17.88	8.03	20.52
Investor	19.70	9.37	24.05
Class P	20.62	9.37	24.61
Class R	17.60	7.81	—
Class R6	20.61	9.38	24.61

(a)	Maximum public offering price per share for Class A Shares of the Small/Mid Cap Growth, Strategic Growth and Technology Opportunities Funds is $19.71, $8.70 and $22.43, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations

For the Six Months Ended February 29, 2020 (Unaudited)

	Blue Chip Fund	Capital Growth Fund	Concentrated Growth Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $—, $6,237 and $4,622, respectively)	$106,182	$6,384,112	$651,682

Dividends — affiliated issuers	1,539	23,180	8,547

Securities lending income — unaffiliated issuer	—	14,962	—

Total investment income	107,721	6,422,254	660,229

Expenses:

Printing and mailing costs	137,545	604,620	217,825

Professional fees	49,881	48,228	47,342

Registration fees	46,068	63,165	47,781

Management fees	33,790	3,277,462	594,422

Custody, accounting and administrative services	27,521	122,467	32,188

Distribution and Service fees(a)	13,415	1,030,412	13,273

Trustee fees	6,989	7,671	7,094

Transfer Agency fees(a)	6,384	679,041	29,828

Shareholder Meeting expense	3,866	40,264	6,228

Service Share fees — Service Plan	—	2,123	—

Service Share fees — Shareholder Administration Plan	—	2,123	—

Other	4,495	14,001	5,837

Total expenses	329,954	5,891,577	1,001,818

Less — expense reductions	(268,458)	(846,250)	(356,986)

Net expenses	61,496	5,045,327	644,832

NET INVESTMENT INCOME	46,225	1,376,927	15,397

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	123,205	22,810,687	7,886,845

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(108,070)	(10,115,650)	889,381

Net realized and unrealized gain	15,135	12,695,037	8,776,226

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,360	$14,071,964	$8,791,623

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
Blue Chip	$5,331	$8,032	$52	$3,625	$1,365	$171	$—	$455	$326	$17	$425
Capital Growth	915,971	92,135	22,306	622,858	15,663	12,495	340	6,390	13,377	7,584	334
Concentrated Growth	8,953	4,236	84	6,088	720	2,552	—	117	20,238	28	85

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations (continued)

For the Six Months Ended February 29, 2020 (Unaudited)

	Flexible Cap Fund	Growth Opportunities Fund	Small Cap Growth Fund(a)
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $98, $— and $—, respectively)	$159,312	$3,771,266	$5,898

Dividends — affiliated issuers	385	115,373	845

Securities lending income — unaffiliated issuer	—	55,381	—

Total investment income	159,697	3,942,020	6,743

Expenses:

Printing and mailing costs	141,956	107,744	11,362

Management fees	54,919	5,563,875	12,401

Professional fees	47,342	47,342	36,059

Registration fees	45,682	76,271	—

Custody, accounting and administrative services	31,322	84,720	34,209

Distribution and Service fees(b)	14,428	693,032	311

Transfer Agency fees(b)	8,158	540,208	670

Trustee fees	6,994	7,988	10,226

Shareholder meeting expense	5,389	57,048	1,200

Organization and offering fees	—	—	12,000

Service Share fees — Service Plan	—	32,400	—

Service Share fees — Shareholder Administration Plan	—	32,400	—

Amortization of offering costs	—	—	38,123

Other	4,619	19,907	3,572

Total expenses	360,809	7,262,935	160,133

Less — expense reductions	(277,565)	(796,902)	(145,230)

Net expenses	83,244	6,466,033	14,903

NET INVESTMENT INCOME (LOSS)	76,453	(2,524,013)	(8,160)

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	406,428	130,364,874	77,921

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(268,329)	(110,710,285)	(45,565)

Net realized and unrealized gain	138,099	19,654,589	32,356

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$214,552	$17,130,576	$24,196

(a)	For the period October 31, 2019 (commencement of operations) through February 29, 2020.
(b)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
Flexible Cap	$7,260	$7,064	$104	$4,937	$1,201	$128	$—	$57	$1,768	$35	$32
Growth Opportunities	401,912	180,778	110,342	273,299	30,732	91,308	5,184	64,819	10,029	37,516	27,321
Small Cap Growth	45	177	89	31	30	530	—	30	14	30	5

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Operations (continued)

For the Six Months Ended February 29, 2020 (Unaudited)

	Small/Mid Cap Growth Fund	Strategic Growth Fund	Technology Opportunities Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $—, $1,616 and $17,946, respectively)	$3,760,849	$767,913	$1,860,892

Dividends — affiliated issuers	309,656	6,850	56,465

Securities lending income — unaffiliated issuer	987,286	1,731	5,668

Total investment income	5,057,791	776,494	1,923,025

Expenses:

Management fees	8,284,896	573,498	2,345,830

Distribution and Service fees(a)	1,197,714	57,408	516,437

Transfer Agency fees(a)	935,489	51,545	331,684

Custody, accounting and administrative services	118,594	35,354	46,690

Shareholder meeting expense	79,117	10,335	32,734

Registration fees	76,784	55,368	51,577

Printing and mailing costs	49,728	220,566	26,285

Professional fees	47,341	48,037	47,342

Service Share fees — Service Plan	22,747	775	37,219

Service Share fees — Shareholder Administration Plan	22,747	775	37,219

Trustee fees	8,558	7,107	7,353

Other	32,916	6,458	9,075

Total expenses	10,876,631	1,067,226	3,489,445

Less — expense reductions	(300,066)	(370,375)	(303,326)

Net expenses	10,576,565	696,851	3,186,119

NET INVESTMENT INCOME (LOSS)	(5,518,774)	79,643	(1,263,094)

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	200,818,908	15,510,308	12,495,053

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(91,452,285)	(6,324,876)	24,098,405

Net realized and unrealized gain	109,366,623	9,185,432	36,593,458

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$103,847,849	$9,265,075	$35,330,364

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
Small/Mid Cap Growth	$357,442	$803,979	$36,293	$243,060	$136,676	$164,016	$3,639	$337,767	$29,327	$12,339	$8,665
Strategic Growth	36,692	20,048	668	24,950	3,408	10,245	124	1,432	11,099	227	60
Technology Opportunities	393,902	122,535	—	267,851	20,831	16,583	5,955	16,325	4,102	—	37

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets

	Blue Chip Fund		Capital Growth Fund
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:
Net investment income	$46,225	$109,973	$1,376,927	$3,625,348
Net realized gain	123,205	295,213	22,810,687	30,818,678
Net change in unrealized gain (loss)	(108,070)	494,609	(10,115,650)	(11,480,667)
Net increase in net assets resulting from operations	61,360	899,795	14,071,964	22,963,359

Distributions to shareholders:
From distributable earnings:
Class A Shares	(177,225)	(213,475)	(29,383,082)	(220,760,042)
Class C Shares	(59,804)	(26,622)	(1,094,018)	(8,782,823)
Institutional Shares	(39,352)	(279,538)	(2,359,339)	(18,835,285)
Service Shares	—	—	(70,266)	(533,521)
Investor Shares	(11,386)	(20,921)	(310,127)	(2,665,392)
Class P Shares	(100,044)	(174,322)	(3,401,935)	(26,269,986)
Class R Shares	(824)	(1,678)	(366,639)	(2,616,026)
Class R6 Shares	(123,480)	(903)	(78,605)	(16,308)
Total distributions to shareholders	(512,115)	(717,459)	(37,064,011)	(280,479,383)

From share transactions:
Proceeds from sales of shares	1,415,392	8,917,461	14,949,929	85,928,898
Reinvestment of distributions	486,610	669,296	35,117,504	266,002,222
Cost of shares redeemed	(3,843,203)	(7,131,548)	(55,935,369)	(215,035,892)
Net increase (decrease) in net assets resulting from share transactions	(1,941,201)	2,455,209	(5,867,936)	136,895,228
TOTAL INCREASE (DECREASE)	(2,391,956)	2,637,545	(28,859,983)	(120,620,796)

Net assets:
Beginning of period	12,602,922	9,965,377	892,157,372	1,012,778,168

End of period	$10,210,966	$12,602,922	$863,297,389	$892,157,372

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Concentrated Growth Fund		Flexible Cap Fund
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:
Net investment income	$15,397	$224,806	$76,453	$176,344
Net realized gain	7,886,845	9,576,769	406,428	957,027
Net change in unrealized gain (loss)	889,381	(6,498,998)	(268,329)	(762,685)
Net increase in net assets resulting from operations	8,791,623	3,302,577	214,552	370,686

Distributions to shareholders:
From distributable earnings:
Class A Shares	(570,407)	(710,810)	(329,577)	(420,196)
Class C Shares	(82,505)	(148,426)	(83,942)	(104,102)
Institutional Shares	(939,102)	(1,532,532)	(35,557)	(114,070)
Investor Shares	(11,029)	(44,432)	(4,078)	(5,174)
Class P Shares	(10,103,292)	(14,440,076)	(648,520)	(930,190)
Class R Shares	(3,148)	(3,862)	(2,314)	(3,964)
Class R6 Shares	(40,913)	(11,481)	(12,478)	(1,067)
Total distributions to shareholders	(11,750,396)	(16,891,619)	(1,116,466)	(1,578,763)

From share transactions:
Proceeds from sales of shares	2,309,008	5,983,510	749,889	1,466,388
Reinvestment of distributions	11,629,846	16,689,324	1,116,466	1,575,048
Cost of shares redeemed	(8,078,113)	(26,762,615)	(716,084)	(4,328,331)
Net increase (decrease) in net assets resulting from share transactions	5,860,741	(4,089,781)	1,150,271	(1,286,895)
TOTAL INCREASE (DECREASE)	2,901,968	(17,678,823)	248,357	(2,494,972)

Net assets:
Beginning of period	149,050,764	166,729,587	18,680,009	21,174,981

End of period	$151,952,732	$149,050,764	$18,928,366	$18,680,009

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Growth Opportunities Fund		Small Cap Growth Fund
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019	For the period October 31, 2019* to February 29, 2020 (Unaudited)
From operations:
Net investment loss	$(2,524,013)	$(4,816,143)	$(8,160)
Net realized gain	130,364,874	345,093,064	77,921
Net change in unrealized loss	(110,710,285)	(289,910,670)	(45,565)
Net increase in net assets resulting from operations	17,130,576	50,366,251	24,196

Distributions to shareholders:
From distributable earnings:
Class A Shares	(84,857,623)	(97,130,292)	(83)
Class C Shares	(17,520,548)	(19,969,153)	(18)
Institutional Shares	(101,191,952)	(187,967,343)	(8,547)
Service Shares	(7,618,287)	(8,365,708)	—
Investor Shares	(18,957,577)	(17,580,366)	(104)
Class P Shares	(13,993,377)	(17,766,747)	(117)
Class R Shares	(12,585,464)	(13,633,189)	(61)
Class R6 Shares	(39,106,235)	(51,920,508)	(116)
Total distributions to shareholders	(295,831,063)	(414,333,306)	(9,046)

From share transactions:
Proceeds from sales of shares	123,579,105	329,505,308	4,561,200
Reinvestment of distributions	272,525,182	380,325,508	9,046
Cost of shares redeemed	(324,563,895)	(1,268,052,897)	—
Net increase (decrease) in net assets resulting from share transactions	71,540,392	(558,222,081)	4,570,246
TOTAL INCREASE (DECREASE)	(207,160,095)	(922,189,136)	4,585,396

Net assets:
Beginning of period	1,264,155,245	2,186,344,381	—

End of period	$1,056,995,150	$1,264,155,245	$4,585,396

*	Commencement of operations.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Small/Mid Cap Growth Fund		Strategic Growth Fund
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:
Net investment income (loss)	$(5,518,774)	$(8,926,397)	$79,643	$387,676
Net realized gain	200,818,908	302,273,390	15,510,308	24,277,367
Net change in unrealized loss	(91,452,285)	(261,008,285)	(6,324,876)	(26,085,430)
Net increase (decrease) in net assets resulting from operations	103,847,849	32,338,708	9,265,075	(1,420,387)

Distributions to shareholders:
From distributable earnings:
Class A Shares	(39,805,523)	(49,982,088)	(4,611,552)	(9,959,880)
Class C Shares	(27,720,082)	(37,660,467)	(998,734)	(2,011,947)
Institutional Shares	(106,605,505)	(146,388,336)	(7,359,404)	(19,817,247)
Service Shares	(2,626,257)	(2,862,516)	(100,316)	(180,451)
Investor Shares	(52,201,231)	(73,001,992)	(235,813)	(1,098,042)
Class P Shares	(24,025,405)	(34,099,828)	(10,817,531)	(27,631,178)
Class R Shares	(2,127,370)	(3,278,948)	(41,983)	(97,377)
Class R6 Shares	(7,519,351)	(6,417,937)	(54,771)	(4,416)
Total distributions to shareholders	(262,630,724)	(353,692,112)	(24,220,104)	(60,800,538)

From share transactions:
Proceeds from sales of shares	191,158,241	429,635,141	7,403,040	29,238,433
Reinvestment of distributions	237,385,247	317,808,677	23,784,787	59,192,504
Cost of shares redeemed	(414,225,339)	(928,309,800)	(28,172,731)	(87,998,353)
Net increase (decrease) in net assets resulting from share transactions	14,318,149	(180,865,982)	3,015,096	432,584
TOTAL DECREASE	(144,464,726)	(502,219,386)	(11,939,933)	(61,788,341)

Net assets:
Beginning of period	2,001,462,061	2,503,681,447	160,970,904	222,759,245

End of period	$1,856,997,335	$2,001,462,061	$149,030,971	$160,970,904

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statements of Changes in Net Assets (continued)

	Technology Opportunities Fund
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:

Net investment loss	$(1,263,094)	$(2,390,378)

Net realized gain	12,495,053	64,120,066

Net change in unrealized gain (loss)	24,098,405	(46,141,622)

Net increase in net assets resulting from operations	35,330,364	15,588,066

Distributions to shareholders:

From distributable earnings:

Class A Shares	(46,818,272)	(59,848,450)

Class C Shares	(4,769,848)	(6,783,789)

Institutional Shares	(10,990,995)	(12,889,684)

Service Shares	(4,475,409)	(6,202,770)

Investor Shares	(2,550,857)	(3,690,377)

Class P Shares	(3,525,530)	(4,533,680)

Class R6 Shares	(32,559)	(2,018)

Total distributions to shareholders	(73,163,470)	(93,950,768)

From share transactions:

Proceeds from sales of shares	57,857,199	100,347,012

Reinvestment of distributions	68,777,718	87,902,456

Cost of shares redeemed	(66,740,190)	(169,331,009)

Net increase in net assets resulting from share transactions	59,894,727	18,918,459

TOTAL INCREASE (DECREASE)	22,061,621	(59,444,243)

Net assets:

Beginning of period	478,166,305	537,610,548

End of period	$500,227,926	$478,166,305

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BLUE CHIP FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Blue Chip Fund
	Class A Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$13.59		$14.00	$14.84	$13.08	$13.92	$16.66

Net investment income(a)	0.05		0.12	0.11	0.07	0.09	0.09

Net realized and unrealized gain (loss)	(0.06)		0.64	2.15	1.76	0.50	(0.17)

Total from investment operations	(0.01)		0.76	2.26	1.83	0.59	(0.08)

Distributions to shareholders from net investment income	(0.15)		(0.08)	(0.09)	(0.07)	(0.07)	(0.07)

Distributions to shareholders from net realized gains	(0.46)		(1.09)	(3.01)	— (b)	(1.36)	(2.59)

Total distributions	(0.61)		(1.17)	(3.10)	(0.07)	(1.43)	(2.66)

Net asset value, end of period	$12.97		$13.59	$14.00	$14.84	$13.08	$13.92

Total Return(c)	(0.35)%		6.80%	17.50%	14.06%	4.39%	(1.22)%

Net assets, end of period (in 000’s)	$4,018		$3,878	$2,533	$1,880	$2,124	$3,086

Ratio of net expenses to average net assets	1.05	%(d)	1.03%	1.04%	1.17%	1.22%	1.21%

Ratio of total expenses to average net assets	5.45	%(d)	4.26%	5.12%	4.64%	3.60%	2.81%

Ratio of net investment income to average net assets	0.70	%(d)	0.90%	0.81%	0.53%	0.67%	0.57%

Portfolio turnover rate(e)	16%		47%	71%	77%	49%	67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS BLUE CHIP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Blue Chip Fund
	Class C Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$12.91		$13.40	$14.36	$12.69	$13.56	$16.33

Net investment income (loss)(a)	—	(b)	0.02	0.01	(0.02)	(0.01)	(0.03)

Net realized and unrealized gain (loss)	(0.07)		0.62	2.07	1.69	0.50	(0.15)

Total from investment operations	(0.07)		0.64	2.08	1.67	0.49	(0.18)

Distributions to shareholders from net investment income	(0.06)		(0.04)	(0.03)	—	—	—

Distributions to shareholders from net realized gains	(0.46)		(1.09)	(3.01)	— (b)	(1.36)	(2.59)

Total distributions	(0.52)		(1.13)	(3.04)	— (b)	(1.36)	(2.59)

Net asset value, end of period	$12.32		$12.91	$13.40	$14.36	$12.69	$13.56

Total Return(c)	(0.85)%		6.04%	16.66%	13.18%	3.66%	(1.96)%

Net assets, end of period (in 000’s)	$1,588		$1,487	$172	$178	$195	$355

Ratio of net expenses to average net assets	1.80	%(d)	1.78%	1.80%	1.92%	1.97%	1.97%

Ratio of total expenses to average net assets	6.20	%(d)	4.97%	5.86%	5.38%	4.33%	3.56%

Ratio of net investment income (loss) to average net assets	(0.05	)%(d)	0.18%	0.05%	(0.18)%	(0.10)%	(0.21)%

Portfolio turnover rate(e)	16%		47%	71%	77%	49%	67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BLUE CHIP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Blue Chip Fund
	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$13.73		$14.10	$14.92	$13.17	$14.01	$16.75

Net investment income(a)	0.08		0.16	0.16	0.12	0.14	0.14

Net realized and unrealized gain (loss)	(0.07)		0.67	2.17	1.77	0.51	(0.16)

Total from investment operations	0.01		0.83	2.33	1.89	0.65	(0.02)

Distributions to shareholders from net investment income	(0.19)		(0.11)	(0.14)	(0.14)	(0.13)	(0.13)

Distributions to shareholders from net realized gains	(0.46)		(1.09)	(3.01)	— (b)	(1.36)	(2.59)

Total distributions	(0.65)		(1.20)	(3.15)	(0.14)	(1.49)	(2.72)

Net asset value, end of period	$13.09		$13.73	$14.10	$14.92	$13.17	$14.01

Total Return(c)	(0.30)%		7.27%	17.92%	14.43%	4.84%	(0.82)%

Net assets, end of period (in 000’s)	$812		$791	$4,969	$3,499	$4,754	$10,855

Ratio of net expenses to average net assets	0.70	%(d)	0.67%	0.68%	0.79%	0.82%	0.81%

Ratio of total expenses to average net assets	5.07	%(d)	3.97%	4.65%	4.28%	3.16%	2.42%

Ratio of net investment income to average net assets	1.06	%(d)	1.22%	1.20%	0.88%	1.10%	0.93%

Portfolio turnover rate(e)	16%		47%	71%	77%	49%	67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS BLUE CHIP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Blue Chip Fund
	Investor Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$13.72		$14.11	$14.92	$13.16	$13.98	$16.72

Net investment income(a)	0.05		0.15	0.14	0.11	0.13	0.11

Net realized and unrealized gain (loss)	(0.05)		0.65	2.18	1.76	0.50	(0.15)

Total from investment operations	—		0.80	2.32	1.87	0.63	(0.04)

Distributions to shareholders from net investment income	(0.16)		(0.10)	(0.12)	(0.11)	(0.09)	(0.11)

Distributions to shareholders from net realized gains	(0.46)		(1.09)	(3.01)	— (b)	(1.36)	(2.59)

Total distributions	(0.62)		(1.19)	(3.13)	(0.11)	(1.45)	(2.70)

Net asset value, end of period	$13.10		$13.72	$14.11	$14.92	$13.16	$13.98

Total Return(c)	(0.25)%		7.05%	17.86%	14.27%	4.67%	(0.98)%

Net assets, end of period (in 000’s)	$240		$1,064	$235	$188	$156	$800

Ratio of net expenses to average net assets	0.83	%(d)	0.78%	0.79%	0.92%	0.97%	0.96%

Ratio of total expenses to average net assets	5.16	%(d)	4.06%	4.87%	4.47%	3.54%	1.06%

Ratio of net investment income to average net assets	0.72	%(d)	1.16%	1.06%	0.78%	0.97%	0.73%

Portfolio turnover rate(e)	16%		47%	71%	77%	49%	67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BLUE CHIP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Blue Chip Fund
	Class P Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$13.73		$14.11	$13.06

Net investment income(b)	0.07		0.17	0.06

Net realized and unrealized gain (loss)	(0.06)		0.65	0.99

Total from investment operations	0.01		0.82	1.05

Distributions to shareholders from net investment income	(0.19)		(0.11)	—

Distributions to shareholders from net realized gains	(0.46)		(1.09)	—

Total distributions	(0.65)		(1.20)	—

Net asset value, end of period	$13.09		$13.73	$14.11

Total Return(c)	(0.28)%		7.22%	8.04%

Net assets, end of period (in 000’s)	$1,856		$2,135	$2,026

Ratio of net expenses to average net assets	0.69	%(d)	0.66%	0.66	%(d)

Ratio of total expenses to average net assets	5.06	%(d)	3.88%	5.72	%(d)

Ratio of net investment income to average net assets	1.04	%(d)	1.26%	1.23	%(d)

Portfolio turnover rate(e)	16%		47%	71%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS BLUE CHIP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Blue Chip Fund
	Class R Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$13.67		$14.07	$14.89	$13.09	$13.88	$16.62

Net investment income(a)	0.03		0.08	0.08	0.04	0.07	0.04

Net realized and unrealized gain (loss)	(0.07)		0.67	2.16	1.76	0.50	(0.16)

Total from investment operations	(0.04)		0.75	2.24	1.80	0.57	(0.12)

Distributions to shareholders from net investment income	(0.11)		(0.06)	(0.05)	—	—	(0.03)

Distributions to shareholders from net realized gains	(0.46)		(1.09)	(3.01)	— (b)	(1.36)	(2.59)

Total distributions	(0.57)		(1.15)	(3.06)	— (b)	(1.36)	(2.62)

Net asset value, end of period	$13.06		$13.67	$14.07	$14.89	$13.09	$13.88

Total Return(c)	(0.54)%		6.58%	17.21%	13.77%	4.18%	(1.48)%

Net assets, end of period (in 000’s)	$19		$20	$20	$22	$19	$118

Ratio of net expenses to average net assets	1.30	%(d)	1.27%	1.29%	1.41%	1.47%	1.46%

Ratio of total expenses to average net assets	5.70	%(d)	4.53%	5.36%	4.88%	3.70%	3.10%

Ratio of net investment income to average net assets	0.45	%(d)	0.64%	0.55%	0.30%	0.49%	0.28%

Portfolio turnover rate(e)	16%		47%	71%	77%	49%	67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS BLUE CHIP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Blue Chip Fund
	Class R6 Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$13.73		$14.11	$14.93	$13.17	$14.01	$15.04

Net investment income(b)	0.07		0.17	0.16	0.13	0.14	0.01

Net realized and unrealized gain (loss)	(0.06)		0.65	2.17	1.77	0.51	(1.04)

Total from investment operations	0.01		0.82	2.33	1.90	0.65	(1.03)

Distributions to shareholders from net investment income	(0.19)		(0.11)	(0.14)	(0.14)	(0.13)	—

Distributions to shareholders from net realized gains	(0.46)		(1.09)	(3.01)	— (c)	(1.36)	—

Total distributions	(0.65)		(1.20)	(3.15)	(0.14)	(1.49)	—

Net asset value, end of period	$13.09		$13.73	$14.11	$14.93	$13.17	$14.01

Total Return(d)	(0.21)%		7.20%	17.94%	14.52%	4.86%	(6.85)%

Net assets, end of period (in 000’s)	$1,678		$3,229	$11	$11	$10	$9

Ratio of net expenses to average net assets	0.69	%(e)	0.66%	0.68%	0.77%	0.81%	0.76	%(e)

Ratio of total expenses to average net assets	5.05	%(e)	3.76%	4.73%	4.20%	3.14%	1.65	%(e)

Ratio of net investment income to average net assets	0.98	%(e)	1.31%	1.16%	0.95%	1.09%	1.08	%(e)

Portfolio turnover rate(f)	16%		47%	71%	77%	49%	67%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS CAPITAL GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Capital Growth Fund
	Class A Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$22.93		$32.46	$28.92	$24.15	$24.80	$28.16

Net investment income(a)	0.03		0.08	0.02	0.04	0.03	0.01

Net realized and unrealized gain (loss)	0.33		(0.28)	6.01	5.07	1.37	1.00

Total from investment operations	0.36		(0.20)	6.03	5.11	1.40	1.01

Distributions to shareholders from net investment income	(0.08)		— (b)	(0.02)	(0.01)	—	—

Distributions to shareholders from net realized gains	(0.89)		(9.33)	(2.47)	(0.33)	(2.05)	(4.37)

Total distributions	(0.97)		(9.33)	(2.49)	(0.34)	(2.05)	(4.37)

Net asset value, end of period	$22.32		$22.93	$32.46	$28.92	$24.15	$24.80

Total Return(c)	1.35%		3.72%	22.01%	21.47%	5.79%	3.34%

Net assets, end of period (in 000’s)	$683,196		$708,827	$745,362	$671,371	$630,091	$669,345

Ratio of net expenses to average net assets	1.14	%(d)	1.14%	1.14%	1.15%	1.15%	1.15%

Ratio of total expenses to average net assets	1.32	%(d)	1.22%	1.31%	1.51%	1.51%	1.49%

Ratio of net investment income to average net assets	0.29	%(d)	0.36%	0.06%	0.14%	0.11%	0.04%

Portfolio turnover rate(e)	19%		55%	93%	48%	45%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CAPITAL GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Capital Growth Fund
	Class C Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$14.05		$24.01	$22.13	$18.68	$19.77	$23.45

Net investment loss(a)	(0.03)		(0.07)	(0.16)	(0.12)	(0.12)	(0.15)

Net realized and unrealized gain (loss)	0.22		(0.56)	4.51	3.90	1.08	0.84

Total from investment operations	0.19		(0.63)	4.35	3.78	0.96	0.69

Distributions to shareholders from net realized gains	(0.89)		(9.33)	(2.47)	(0.33)	(2.05)	(4.37)

Net asset value, end of period	$13.35		$14.05	$24.01	$22.13	$18.68	$19.77

Total Return(b)	1.00%		3.01%	21.11%	20.59%	4.98%	2.55%

Net assets, end of period (in 000’s)	$16,798		$18,674	$65,983	$62,701	$68,960	$75,941

Ratio of net expenses to average net assets	1.89	%(c)	1.89%	1.89%	1.90%	1.90%	1.90%

Ratio of total expenses to average net assets	2.07	%(c)	1.97%	2.06%	2.26%	2.26%	2.25%

Ratio of net investment loss to average net assets	(0.47	)%(c)	(0.41)%	(0.70)%	(0.61)%	(0.64)%	(0.71)%

Portfolio turnover rate(d)	19%		55%	93%	48%	45%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS CAPITAL GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Capital Growth Fund
	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$26.39		$35.76	$31.60	$26.35	$26.82	$30.01

Net investment income(a)	0.09		0.20	0.13	0.15	0.13	0.12

Net realized and unrealized gain (loss)	0.37		(0.17)	6.62	5.54	1.49	1.06

Total from investment operations	0.46		0.03	6.75	5.69	1.62	1.18

Distributions to shareholders from net investment income	(0.17)		(0.07)	(0.12)	(0.11)	(0.04)	—

Distributions to shareholders from net realized gains	(0.89)		(9.33)	(2.47)	(0.33)	(2.05)	(4.37)

Total distributions	(1.06)		(9.40)	(2.59)	(0.44)	(2.09)	(4.37)

Net asset value, end of period	$25.79		$26.39	$35.76	$31.60	$26.35	$26.82

Total Return(b)	1.52%		4.14%	22.50%	21.96%	6.19%	3.75%

Net assets, end of period (in 000’s)	$58,554		$60,169	$77,293	$165,948	$141,442	$173,539

Ratio of net expenses to average net assets	0.76	%(c)	0.75%	0.75%	0.75%	0.75%	0.75%

Ratio of total expenses to average net assets	0.94	%(c)	0.83%	0.93%	1.11%	1.11%	1.09%

Ratio of net investment income to average net assets	0.67	%(c)	0.74%	0.40%	0.54%	0.50%	0.44%

Portfolio turnover rate(d)	19%		55%	93%	48%	45%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CAPITAL GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Capital Growth Fund
	Service Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$21.73		$31.33	$28.00	$23.40	$24.12	$27.53

Net investment income (loss)(a)	0.02		0.06	(0.01)	—	— (b)	(0.02)

Net realized and unrealized gain (loss)	0.32		(0.33)	5.81	4.93	1.33	0.98

Total from investment operations	0.34		(0.27)	5.80	4.93	1.33	0.96

Distributions to shareholders from net investment income	(0.07)		—	—	—	—	—

Distributions to shareholders from net realized gains	(0.89)		(9.33)	(2.47)	(0.33)	(2.05)	(4.37)

Total distributions	(0.96)		(9.33)	(2.47)	(0.33)	(2.05)	(4.37)

Net asset value, end of period	$21.11		$21.73	$31.33	$28.00	$23.40	$24.12

Total Return(c)	1.31%		3.57%	21.91%	21.36%	5.66%	3.23%

Net assets, end of period (in 000’s)	$1,801		$1,546	$1,802	$1,437	$1,561	$1,917

Ratio of net expenses to average net assets	1.26	%(d)	1.25%	1.25%	1.25%	1.25%	1.25%

Ratio of total expenses to average net assets	1.44	%(d)	1.33%	1.41%	1.61%	1.61%	1.60%

Ratio of net investment income (loss) to average net assets	0.18	%(d)	0.25%	(0.04)%	(0.02)%	0.01%	(0.08)%

Portfolio turnover rate(e)	19%		55%	93%	48%	45%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS CAPITAL GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Capital Growth Fund
	Investor Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$23.43		$32.94	$29.31	$24.48	$25.07	$28.36

Net investment income(a)	0.07		0.15	0.09	0.11	0.08	0.07

Net realized and unrealized gain (loss)	0.34		(0.28)	6.11	5.13	1.40	1.01

Total from investment operations	0.41		(0.13)	6.20	5.24	1.48	1.08

Distributions to shareholders from net investment income	(0.14)		(0.05)	(0.10)	(0.08)	(0.02)	—

Distributions to shareholders from net realized gains	(0.89)		(9.33)	(2.47)	(0.33)	(2.05)	(4.37)

Total distributions	(1.03)		(9.38)	(2.57)	(0.41)	(2.07)	(4.37)

Net asset value, end of period	$22.81		$23.43	$32.94	$29.31	$24.48	$25.07

Total Return(b)	1.49%		3.96%	22.35%	21.77%	6.05%	3.59%

Net assets, end of period (in 000’s)	$7,423		$6,649	$9,259	$8,496	$4,297	$3,823

Ratio of net expenses to average net assets	0.89	%(c)	0.89%	0.89%	0.90%	0.90%	0.90%

Ratio of total expenses to average net assets	1.07	%(c)	0.97%	1.06%	1.26%	1.26%	1.24%

Ratio of net investment income to average net assets	0.54	%(c)	0.60%	0.31%	0.43%	0.35%	0.28%

Portfolio turnover rate(d)	19%		55%	93%	48%	45%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CAPITAL GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Capital Growth Fund
	Class P Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$26.34		$35.74	$33.39

Net investment income(b)	0.09		0.20	0.09

Net realized and unrealized gain (loss)	0.38		(0.18)	2.26

Total from investment operations	0.47		0.02	2.35

Distributions to shareholders from net investment income	(0.17)		(0.09)	—

Distributions to shareholders from net realized gains	(0.89)		(9.33)	—

Total distributions	(1.06)		(9.42)	—

Net asset value, end of period	$25.75		$26.34	$35.74

Total Return(c)	1.57%		4.13%	7.04%

Net assets, end of period (in 000’s)	$84,950		$85,422	$104,131

Ratio of net expenses to average net assets	0.75	%(d)	0.74%	0.74	%(d)

Ratio of total expenses to average net assets	0.93	%(d)	0.82%	0.85	%(d)

Ratio of net investment income to average net assets	0.68	%(d)	0.75%	0.72	%(d)

Portfolio turnover rate(e)	19%		55%	93%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS CAPITAL GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Capital Growth Fund
	Class R Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$21.63		$31.26	$28.01	$23.44	$24.19	$27.64

Net investment income (loss)(a)	—	(b)	0.02	(0.06)	(0.03)	(0.03)	(0.06)

Net realized and unrealized gain (loss)	0.31		(0.32)	5.81	4.93	1.33	0.98

Total from investment operations	0.31		(0.30)	5.75	4.90	1.30	0.92

Distributions to shareholders from net investment income	(0.04)		—	(0.03)	—	—	—

Distributions to shareholders from net realized gains	(0.89)		(9.33)	(2.47)	(0.33)	(2.05)	(4.37)

Total distributions	(0.93)		(9.33)	(2.50)	(0.33)	(2.05)	(4.37)

Net asset value, end of period	$21.01		$21.63	$31.26	$28.01	$23.44	$24.19

Total Return(c)	1.20%		3.47%	21.73%	21.19%	5.51%	3.05%

Net assets, end of period (in 000’s)	$8,375		$8,559	$8,887	$8,093	$3,450	$3,500

Ratio of net expenses to average net assets	1.39	%(d)	1.39%	1.39%	1.40%	1.40%	1.40%

Ratio of total expenses to average net assets	1.57	%(d)	1.47%	1.56%	1.77%	1.76%	1.74%

Ratio of net investment income (loss) to average net assets	0.04	%(d)	0.11%	(0.20)%	(0.10)%	(0.15)%	(0.21)%

Portfolio turnover rate(e)	19%		55%	93%	48%	45%	55%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CAPITAL GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Capital Growth Fund
	Class R6 Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$26.35		$35.75	$31.60	$26.34	$26.82	$28.86

Net investment income(b)	0.09		0.19	0.20	0.16	0.13	0.01

Net realized and unrealized gain (loss)	0.38		(0.17)	6.55	5.55	1.49	(2.05)

Total from investment operations	0.47		0.02	6.75	5.71	1.62	(2.04)

Distributions to shareholders from net investment income	(0.17)		(0.09)	(0.13)	(0.12)	(0.05)	—

Distributions to shareholders from net realized gains	(0.89)		(9.33)	(2.47)	(0.33)	(2.05)	—

Total distributions	(1.06)		(9.42)	(2.60)	(0.45)	(2.10)	—

Net asset value, end of period	$25.76		$26.35	$35.75	$31.60	$26.34	$26.82

Total Return(c)	1.53%		4.12%	22.53%	21.99%	6.19%	(7.07)%

Net assets, end of period (in 000’s)	$2,200		$2,313	$60	$16	$10	$9

Ratio of net expenses to average net assets	0.75	%(d)	0.74%	0.74%	0.75%	0.74%	0.76	%(d)

Ratio of total expenses to average net assets	0.93	%(d)	0.83%	0.90%	1.10%	1.09%	1.11	%(d)

Ratio of net investment income to average net assets	0.68	%(d)	0.75%	0.60%	0.56%	0.52%	0.54	%(d)

Portfolio turnover rate(e)	19%		55%	93%	48%	45%	55%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Class A Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017		2016		2015
Per Share Data

Net asset value, beginning of period	$17.55		$19.33	$17.62	$15.06		$16.06		$18.94

Net investment income (loss)(a)	(0.03)		(0.03)	(0.01)	0.02		—	(b)	—	(c)(d)

Net realized and unrealized gain	1.06		0.35	3.82	2.64		0.81		0.55

Total from investment operations	1.03		0.32	3.81	2.66		0.81		0.55

Distributions to shareholders from net investment income	—		—	— (c)	(0.03)		—		—

Distributions to shareholders from net realized gains	(1.48)		(2.10)	(2.10)	(0.07)		(1.81)		(3.43)

Total distributions	(1.48)		(2.10)	(2.10)	(0.10)		(1.81)		(3.43)

Net asset value, end of period	$17.10		$17.55	$19.33	$17.62		$15.06		$16.06

Total Return(e)	5.80%		3.58%	23.68%	17.75%		5.10%		2.54%

Net assets, end of period (in 000’s)	$6,829		$6,735	$5,633	$5,462		$6,573		$7,350

Ratio of net expenses to average net assets	1.16	%(f)	1.16%	1.17%	1.20%		1.22%		1.24%

Ratio of total expenses to average net assets	1.64	%(f)	1.45%	1.51%	1.65%		1.63%		1.60%

Ratio of net investment income (loss) to average net assets	(0.32	)%(f)	(0.18)%	(0.05)%	0.11%		0.03	%(b)	0.02	%(d)

Portfolio turnover rate(g)	22%		40%	44%	54	%(h)	55%		47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a special dividend which amounted to $0.03 per share and 0.19% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)	Reflects income recognized from a special dividend which amounted to $0.05 per share and 0.30% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(h)	On July 28, 2017, Goldman Sachs Concentrated Growth Fund acquired all of the net assets of Goldman Sachs Focused Growth Fund pursuant to an Agreement and Plan of Reorganization. Portfolio turnover excludes purchases and sales of securities by Goldman Sachs Focused Growth Fund (acquired fund) prior to the merger date.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Class C Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017		2016		2015
Per Share Data

Net asset value, beginning of period	$13.87		$15.88	$14.93	$12.84		$14.05		$17.09

Net investment loss(a)	(0.08)		(0.13)	(0.12)	(0.08)		(0.09	)(b)	(0.11	)(c)

Net realized and unrealized gain	0.85		0.22	3.17	2.24		0.69		0.50

Total from investment operations	0.77		0.09	3.05	2.16		0.60		0.39

Distributions to shareholders from net realized gains	(1.48)		(2.10)	(2.10)	(0.07)		(1.81)		(3.43)

Net asset value, end of period	$13.16		$13.87	$15.88	$14.93		$12.84		$14.05

Total Return(d)	5.37%		2.81%	22.74%	16.88%		4.27%		1.78%

Net assets, end of period (in 000’s)	$863		$823	$2,137	$2,210		$2,192		$3,604

Ratio of net expenses to average net assets	1.91	%(e)	1.91%	1.92%	1.95%		1.98%		1.99%

Ratio of total expenses to average net assets	2.40	%(e)	2.21%	2.26%	2.40%		2.38%		2.35%

Ratio of net investment loss to average net assets	(1.07	)%(e)	(0.98)%	(0.80)%	(0.61)%		(0.71	)%(b)	(0.74	)%(c)

Portfolio turnover rate(f)	22%		40%	44%	54	%(g)	55%		47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a special dividend which amounted to $0.03 per share and 0.19% of average net assets.
(c)	Reflects income recognized from a special dividend which amounted to $0.05 per share and 0.30% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(g)	On July 28, 2017, Goldman Sachs Concentrated Growth Fund acquired all of the net assets of Goldman Sachs Focused Growth Fund pursuant to an Agreement and Plan of Reorganization. Portfolio turnover excludes purchases and sales of securities by Goldman Sachs Focused Growth Fund (acquired fund) prior to the merger date.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017		2016		2015
Per Share Data

Net asset value, beginning of period	$18.93		$20.61	$18.65	$15.94		$16.88		$19.71

Net investment income(a)	—	(b)	0.03	0.06	0.09		0.07	(c)	0.08	(d)

Net realized and unrealized gain	1.14		0.41	4.07	2.78		0.84		0.57

Total from investment operations	1.14		0.44	4.13	2.87		0.91		0.65

Distributions to shareholders from net investment income	(0.02)		(0.02)	(0.07)	(0.09)		(0.04)		(0.05)

Distributions to shareholders from net realized gains	(1.48)		(2.10)	(2.10)	(0.07)		(1.81)		(3.43)

Total distributions	(1.50)		(2.12)	(2.17)	(0.16)		(1.85)		(3.48)

Net asset value, end of period	$18.57		$18.93	$20.61	$18.65		$15.94		$16.88

Total Return(e)	5.96%		3.98%	24.13%	18.22%		5.47%		2.97%

Net assets, end of period (in 000’s)	$12,148		$12,497	$15,286	$142,623		$134,818		$155,652

Ratio of net expenses to average net assets	0.81	%(f)	0.80%	0.81%	0.82%		0.82%		0.84%

Ratio of total expenses to average net assets	1.26	%(f)	1.07%	1.20%	1.26%		1.23%		1.20%

Ratio of net investment income to average net assets	0.03	%(f)	0.17%	0.31%	0.51%		0.43	%(c)	0.42	%(d)

Portfolio turnover rate(g)	22%		40%	44%	54	%(h)	55%		47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Reflects income recognized from a special dividend which amounted to $0.03 per share and 0.19% of average net assets.
(d)	Reflects income recognized from a special dividend which amounted to $0.05 per share and 0.30% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(h)	On July 28, 2017, Goldman Sachs Concentrated Growth Fund acquired all of the net assets of Goldman Sachs Focused Growth Fund pursuant to an Agreement and Plan of Reorganization. Portfolio turnover excludes purchases and sales of securities by Goldman Sachs Focused Growth Fund (acquired fund) prior to the merger date.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Investor Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017		2016		2015
Per Share Data

Net asset value, beginning of period	$17.90		$19.66	$17.88	$15.28		$16.26		$19.10

Net investment income (loss)(a)	(0.01)		0.01	0.03	0.07		0.04	(b)	0.05	(c)

Net realized and unrealized gain	1.08		0.36	3.88	2.67		0.81		0.56

Total from investment operations	1.07		0.37	3.91	2.74		0.85		0.61

Distributions to shareholders from net investment income	—	(d)	(0.03)	(0.03)	(0.07)		(0.02)		(0.02)

Distributions to shareholders from net realized gains	(1.48)		(2.10)	(2.10)	(0.07)		(1.81)		(3.43)

Total distributions	(1.48)		(2.13)	(2.13)	(0.14)		(1.83)		(3.45)

Net asset value, end of period	$17.49		$17.90	$19.66	$17.88		$15.28		$16.26

Total Return(e)	5.93%		3.83%	23.94%	18.14%		5.31%		2.84%

Net assets, end of period (in 000’s)	$129		$133	$463	$780		$452		$342

Ratio of net expenses to average net assets	0.91	%(f)	0.91%	0.92%	0.95%		0.97%		0.99%

Ratio of total expenses to average net assets	1.40	%(f)	1.22%	1.26%	1.41%		1.38%		1.35%

Ratio of net investment income (loss) to average net assets	(0.07	)%(f)	0.03%	0.17%	0.45%		0.27	%(b)	0.29	%(c)

Portfolio turnover rate(g)	22%		40%	44%	54	%(h)	55%		47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a special dividend which amounted to $0.03 per share and 0.19% of average net assets.
(c)	Reflects income recognized from a special dividend which amounted to $0.05 per share and 0.30% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(h)	On July 28, 2017, Goldman Sachs Concentrated Growth Fund acquired all of the net assets of Goldman Sachs Focused Growth Fund pursuant to an Agreement and Plan of Reorganization. Portfolio turnover excludes purchases and sales of securities by Goldman Sachs Focused Growth Fund (acquired fund) prior to the merger date.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Class P Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$18.88		$20.60	$18.54

Net investment income(b)	—	(c)	0.03	0.02

Net realized and unrealized gain	1.13		0.40	2.04

Total from investment operations	1.13		0.43	2.06

Distributions to shareholders from net investment income	(0.02)		(0.05)	—

Distributions to shareholders from net realized gains	(1.48)		(2.10)	—

Total distributions	(1.50)		(2.15)	—

Net asset value, end of period	$18.51		$18.88	$20.60

Total Return(d)	5.99%		4.01%	11.11%

Net assets, end of period (in 000’s)	$131,433		$128,289	$143,078

Ratio of net expenses to average net assets	0.80	%(e)	0.79%	0.79	%(e)

Ratio of total expenses to average net assets	1.25	%(e)	1.06%	0.72	%(e)

Ratio of net investment income to average net assets	0.04	%(e)	0.18%	0.32	%(e)

Portfolio turnover rate(f)	22%		40%	44%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Class R Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017		2016		2015
Per Share Data

Net asset value, beginning of period	$16.84		$18.68	$17.13	$14.65		$15.71		$18.64

Net investment loss(a)	(0.05)		(0.07)	(0.05)	(0.02)		(0.04	)(b)	(0.05	)(c)

Net realized and unrealized gain	1.01		0.33	3.70	2.57		0.79		0.55

Total from investment operations	0.96		0.26	3.65	2.55		0.75		0.50

Distributions to shareholders from net realized gains	(1.48)		(2.10)	(2.10)	(0.07)		(1.81)		(3.43)

Net asset value, end of period	$16.32		$16.84	$18.68	$17.13		$14.65		$15.71

Total Return(d)	5.62%		3.36%	23.37%	17.46%		4.81%		2.28%

Net assets, end of period (in 000’s)	$25		$36	$34	$25		$22		$27

Ratio of net expenses to average net assets	1.41	%(e)	1.41%	1.42%	1.45%		1.48%		1.49%

Ratio of total expenses to average net assets	1.90	%(e)	1.70%	1.75%	1.91%		1.89%		1.87%

Ratio of net investment loss to average net assets	(0.58	)%(e)	(0.43)%	(0.29)%	(0.14)%		(0.25	)%(b)	(0.31	)%(c)

Portfolio turnover rate(f)	22%		40%	44%	54	%(g)	55%		47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a special dividend which amounted to $0.03 per share and 0.19% of average net assets.
(c)	Reflects income recognized from a special dividend which amounted to $0.05 per share and 0.30% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(g)	On July 28, 2017, Goldman Sachs Concentrated Growth Fund acquired all of the net assets of Goldman Sachs Focused Growth Fund pursuant to an Agreement and Plan of Reorganization. Portfolio turnover excludes purchases and sales of securities by Goldman Sachs Focused Growth Fund (acquired fund) prior to the merger date.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Concentrated Growth Fund
	Class R6 Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,						Period Ended August 31, 2015(a)
			2019	2018	2017		2016
Per Share Data

Net asset value, beginning of period	$18.88		$20.60	$18.65	$15.95		$16.88		$18.04

Net investment income(b)	—	(c)	0.04	0.06	0.13		0.07	(d)	0.01	(e)

Net realized and unrealized gain (loss)	1.14		0.39	4.06	2.74		0.85		(1.17)

Total from investment operations	1.14		0.43	4.12	2.87		0.92		(1.16)

Distributions to shareholders from net investment income	(0.02)		(0.05)	(0.07)	(0.10)		(0.04)		—

Distributions to shareholders from net realized gains	(1.48)		(2.10)	(2.10)	(0.07)		(1.81)		—

Total distributions	(1.50)		(2.15)	(2.17)	(0.17)		(1.85)		—

Net asset value, end of period	$18.52		$18.88	$20.60	$18.65		$15.95		$16.88

Total Return(f)	5.98%		4.00%	24.09%	18.17%		5.56%		(6.43)%

Net assets, end of period (in 000’s)	$526		$538	$99	$68		$10		$9

Ratio of net expenses to average net assets	0.80	%(g)	0.79%	0.80%	0.82%		0.81%		0.77	%(g)

Ratio of total expenses to average net assets	1.25	%(g)	1.04%	1.09%	1.32%		1.21%		1.48	%(g)

Ratio of net investment income to average net assets	0.03	%(g)	0.22%	0.34%	0.74%		0.44	%(d)	0.46	%(e)(g)

Portfolio turnover rate(h)	22%		40%	44%	54	%(i)	55%		47%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Reflects income recognized from a special dividend which amounted to $0.03 per share and 0.19% of average net assets.
(e)	Reflects income recognized from a special dividend which amounted to $0.05 per share and 0.30% of average net assets.
(f)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(g)	Annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(i)	On July 28, 2017, Goldman Sachs Concentrated Growth Fund acquired all of the net assets of Goldman Sachs Focused Growth Fund pursuant to an Agreement and Plan of Reorganization. Portfolio turnover excludes purchases and sales of securities by Goldman Sachs Focused Growth Fund (acquired fund) prior to the merger date.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Class A Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$11.93		$12.66	$14.09	$11.74	$11.90	$13.21

Net investment income (loss)(a)	0.04		0.09	0.09	— (b)	(0.02)	(0.04	)(c)

Net realized and unrealized gain	0.12		0.15	2.17	2.36	0.59	0.63

Total from investment operations	0.16		0.24	2.26	2.36	0.57	0.59

Distributions to shareholders from net investment income	(0.08)		(0.10)	(0.01)	—	—	—

Distributions to shareholders from net realized gains	(0.62)		(0.87)	(3.68)	(0.01)	(0.73)	(1.90)

Total distributions	(0.70)		(0.97)	(3.69)	(0.01)	(0.73)	(1.90)

Net asset value, end of period	$11.39		$11.93	$12.66	$14.09	$11.74	$11.90

Total Return(d)	1.05%		3.07%	18.82%	20.14%	4.93%	4.59%

Net assets, end of period (in 000’s)	$5,455		$5,383	$5,490	$5,627	$5,927	$7,048

Ratio of net expenses to average net assets	1.00	%(e)	0.97%	0.95%	1.20%	1.22%	1.24%

Ratio of total expenses to average net assets	3.79	%(e)	2.88%	2.47%	3.01%	3.07%	2.97%

Ratio of net investment income (loss) to average net assets	0.58	%(e)	0.74%	0.73%	(0.01)%	(0.21)%	(0.30	)%(c)

Portfolio turnover rate(f)	21%		50%	157%	47%	46%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Class C Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019		2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.23		$11.00		$12.75	$10.71	$11.00	$12.43

Net investment loss(a)	(0.01)		—	(b)	— (b)	(0.09)	(0.10)	(0.12	)(c)

Net realized and unrealized gain	0.11		0.13		1.93	2.14	0.54	0.59

Total from investment operations	0.10		0.13		1.93	2.05	0.44	0.47

Distributions to shareholders from net investment income	(0.02)		(0.03)		—	—	—	—

Distributions to shareholders from net realized gains	(0.62)		(0.87)		(3.68)	(0.01)	(0.73)	(1.90)

Total distributions	(0.64)		(0.90)		(3.68)	(0.01)	(0.73)	(1.90)

Net asset value, end of period	$9.69		$10.23		$11.00	$12.75	$10.71	$11.00

Total Return(d)	0.66%		2.30%		18.00%	19.18%	4.12%	3.83%

Net assets, end of period (in 000’s)	$1,338		$1,288		$1,304	$1,512	$1,474	$1,802

Ratio of net expenses to average net assets	1.75	%(f)	1.72%		1.70%	1.95%	1.97%	1.98%

Ratio of total expenses to average net assets	4.54	%(f)	3.63%		3.20%	3.76%	3.82%	3.71%

Ratio of net investment loss to average net assets	(0.17	)%(f)	—	%(e)	(0.02)%	(0.75)%	(0.96)%	(1.04	)%(c)

Portfolio turnover rate(g)	21%		50%		157%	47%	46%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Amount is less than 0.005% per share.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$12.94		$13.61	$14.88	$12.35	$12.44	$13.68

Net investment income(a)	0.06		0.13	0.14	0.05	0.02	0.01	(b)

Net realized and unrealized gain	0.13		0.19	2.33	2.49	0.62	0.65

Total from investment operations	0.19		0.32	2.47	2.54	0.64	0.66

Distributions to shareholders from net investment income	(0.13)		(0.12)	(0.06)	—	—	—

Distributions to shareholders from net realized gains	(0.62)		(0.87)	(3.68)	(0.01)	(0.73)	(1.90)

Total distributions	(0.75)		(0.99)	(3.74)	(0.01)	(0.73)	(1.90)

Net asset value, end of period	$12.38		$12.94	$13.61	$14.88	$12.35	$12.44

Total Return(c)	1.12%		3.47%	19.29%	20.61%	5.29%	4.99%

Net assets, end of period (in 000’s)	$572		$587	$1,633	$11,111	$9,330	$8,586

Ratio of net expenses to average net assets	0.62	%(d)	0.59%	0.59%	0.82%	0.82%	0.84%

Ratio of total expenses to average net assets	3.41	%(d)	2.41%	2.01%	2.62%	2.68%	2.57%

Ratio of net investment income to average net assets	0.96	%(d)	1.08%	1.04%	0.38%	0.20%	0.09	%(b)

Portfolio turnover rate(e)	21%		50%	157%	47%	46%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Investor Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$12.65		$13.35	$14.63	$12.16	$12.27	$13.53

Net investment income(a)	0.05		0.12	0.12	0.05	— (b)	—	(b)(c)

Net realized and unrealized gain	0.13		0.18	2.28	2.43	0.62	0.64

Total from investment operations	0.18		0.30	2.40	2.48	0.62	0.64

Distributions to shareholders from net investment income	(0.11)		(0.13)	—	—	—	—

Distributions to shareholders from net realized gains	(0.62)		(0.87)	(3.68)	(0.01)	(0.73)	(1.90)

Total distributions	(0.73)		(1.00)	(3.68)	(0.01)	(0.73)	(1.90)

Net asset value, end of period	$12.10		$12.65	$13.35	$14.63	$12.16	$12.27

Total Return(d)	1.11%		3.40%	19.08%	20.43%	5.20%	4.88%

Net assets, end of period (in 000’s)	$37		$70	$68	$379	$197	$253

Ratio of net expenses to average net assets	0.75	%(e)	0.72%	0.70%	0.95%	0.97%	0.98%

Ratio of total expenses to average net assets	3.55	%(e)	2.63%	2.08%	2.83%	2.76%	2.66%

Ratio of net investment income (loss) to average net assets	0.77	%(e)	0.99%	0.88%	0.35%	0.03%	(0.03	)%(c)

Portfolio turnover rate(f)	21%		50%	157%	47%	46%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Class P Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$12.92		$13.61	$12.75

Net investment income(b)	0.07		0.14	0.09

Net realized and unrealized gain	0.12		0.19	0.77

Total from investment operations	0.19		0.33	0.86

Distributions to shareholders from net investment income	(0.13)		(0.15)	—

Distributions to shareholders from net realized gains	(0.62)		(0.87)	—

Total distributions	(0.75)		(1.02)	—

Net asset value, end of period	$12.36		$12.92	$13.61

Total Return(c)	1.13%		3.56%	6.75%

Net assets, end of period (in 000’s)	$11,304		$11,110	$12,616

Ratio of net expenses to average net assets	0.61	%(d)	0.58%	0.58	%(d)

Ratio of total expenses to average net assets	3.40	%(d)	2.47%	3.14	%(d)

Ratio of net investment income to average net assets	0.98	%(d)	1.13%	1.79	%(d)

Portfolio turnover rate(e)	21%		50%	157%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Class R Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$11.40		$12.14	$13.67	$11.42	$11.63	$12.97

Net investment income (loss)(a)	0.02		0.05	0.06	(0.03)	(0.05)	(0.07	)(b)

Net realized and unrealized gain	0.12		0.16	2.09	2.29	0.57	0.63

Total from investment operations	0.14		0.21	2.15	2.26	0.52	0.56

Distributions to shareholders from net investment income	(0.05)		(0.08)	—	—	—	—

Distributions to shareholders from net realized gains	(0.62)		(0.87)	(3.68)	(0.01)	(0.73)	(1.90)

Total distributions	(0.67)		(0.95)	(3.68)	(0.01)	(0.73)	(1.90)

Net asset value, end of period	$10.87		$11.40	$12.14	$13.67	$11.42	$11.63

Total Return(c)	0.87%		2.89%	18.50%	19.83%	4.61%	4.43%

Net assets, end of period (in 000’s)	$40		$39	$49	$39	$37	$33

Ratio of net expenses to average net assets	1.25	%(d)	1.22%	1.20%	1.45%	1.47%	1.49%

Ratio of total expenses to average net assets	4.03	%(d)	3.13%	2.74%	3.28%	3.33%	3.24%

Ratio of net investment income (loss) to average net assets	0.33	%(d)	0.49%	0.48%	(0.23)%	(0.45)%	(0.55	)%(b)

Portfolio turnover rate(e)	21%		50%	157%	47%	46%	41%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FLEXIBLE CAP FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Flexible Cap Fund
	Class R6 Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$12.91		$13.61	$14.88	$12.35	$12.44	$13.38

Net investment income(b)	0.07		0.14	0.15	0.05	0.03	—	(c)(d)

Net realized and unrealized gain (loss)	0.13		0.18	2.32	2.49	0.61	(0.94)

Total from investment operations	0.20		0.32	2.47	2.54	0.64	(0.94)

Distributions to shareholders from net investment income	(0.13)		(0.15)	(0.06)	—	—	—

Distributions to shareholders from net realized gains	(0.62)		(0.87)	(3.68)	(0.01)	(0.73)	—

Total distributions	(0.75)		(1.02)	(3.74)	(0.01)	(0.73)	—

Net asset value, end of period	$12.36		$12.91	$13.61	$14.88	$12.35	$12.44

Total Return(e)	1.21%		3.47%	19.27%	20.61%	5.29%	(7.03)%

Net assets, end of period (in 000’s)	$182		$202	$14	$12	$10	$9

Ratio of net expenses to average net assets	0.61	%(f)	0.59%	0.58%	0.82%	0.81%	0.84	%(f)

Ratio of total expenses to average net assets	3.40	%(f)	2.59%	2.09%	2.61%	2.66%	4.34	%(f)

Ratio of net investment income to average net assets	0.97	%(f)	1.17%	1.11%	0.39%	0.22%	0.24	%(d)(f)

Portfolio turnover rate(g)	21%		50%	157%	47%	46%	41%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Opportunities Fund
	Class A Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$18.14		$23.42	$23.97	$21.70	$23.84		$30.22

Net investment loss(a)	(0.05)		(0.09)	(0.14)	(0.12)	(0.10	)(b)	(0.17	)(c)

Net realized and unrealized gain (loss)	0.33		0.69	4.20	2.94	0.77		(0.05)

Total from investment operations	0.28		0.60	4.06	2.82	0.67		(0.22)

Distributions to shareholders from net realized gains	(5.03)		(5.88)	(4.61)	(0.55)	(2.81)		(6.16)

Net asset value, end of period	$13.39		$18.14	$23.42	$23.97	$21.70		$23.84

Total Return(d)	0.72%		8.00%	19.37%	13.40%	3.39%		(1.47)%

Net assets, end of period (in 000’s)	$290,390		$331,433	$421,605	$486,115	$631,053		$946,463

Ratio of net expenses to average net assets	1.25	%(e)	1.27%	1.30%	1.30%	1.32%		1.35%

Ratio of total expenses to average net assets	1.40	%(e)	1.39%	1.40%	1.43%	1.42%		1.40%

Ratio of net investment loss to average net assets	(0.60	)%(e)	(0.51)%	(0.60)%	(0.56)%	(0.47	)%(b)	(0.65	)%(c)

Portfolio turnover rate(f)	28%		69%	60%	61%	55%		51%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.10% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Opportunities Fund
	Class C Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$10.16		$16.11	$17.95	$16.52	$18.95		$25.42

Net investment loss(a)	(0.05)		(0.13)	(0.22)	(0.22)	(0.20	)(b)	(0.30	)(c)

Net realized and unrealized gain (loss)	0.23		0.06	2.99	2.20	0.58		(0.01)

Total from investment operations	0.18		(0.07)	2.77	1.98	0.38		(0.31)

Distributions to shareholders from net realized gains	(5.03)		(5.88)	(4.61)	(0.55)	(2.81)		(6.16)

Net asset value, end of period	$5.31		$10.16	$16.11	$17.95	$16.52		$18.95

Total Return(d)	0.20%		7.24%	18.52%	12.49%	2.66%		(2.23)%

Net assets, end of period (in 000’s)	$30,554		$40,072	$77,990	$91,086	$128,788		$168,461

Ratio of net expenses to average net assets	2.00	%(e)	2.02%	2.05%	2.05%	2.07%		2.10%

Ratio of total expenses to average net assets	2.16	%(e)	2.14%	2.15%	2.18%	2.17%		2.15%

Ratio of net investment loss to average net assets	(1.34	)%(e)	(1.25)%	(1.35)%	(1.32)%	(1.23	)%(b)	(1.40	)%(c)

Portfolio turnover rate(f)	28%		69%	60%	61%	55%		51%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.10% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Opportunities Fund
	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$22.93		$27.78	$27.54	$24.76	$26.71		$33.02

Net investment loss(a)	(0.03)		(0.04)	(0.07)	(0.05)	(0.03	)(b)	(0.07	)(c)

Net realized and unrealized gain (loss)	0.38		1.07	4.92	3.38	0.89		(0.08)

Total from investment operations	0.35		1.03	4.85	3.33	0.86		(0.15)

Distributions to shareholders from net realized gains	(5.03)		(5.88)	(4.61)	(0.55)	(2.81)		(6.16)

Net asset value, end of period	$18.25		$22.93	$27.78	$27.54	$24.76		$26.71

Total Return(d)	0.89%		8.34%	19.78%	13.81%	3.76%		(1.08)%

Net assets, end of period (in 000’s)	$375,860		$491,659	$1,178,239	$1,670,808	$2,160,714		$3,171,058

Ratio of net expenses to average net assets	0.91	%(e)	0.93%	0.96%	0.95%	0.95%		0.95%

Ratio of total expenses to average net assets	1.02	%(e)	1.00%	1.01%	1.03%	1.02%		1.00%

Ratio of net investment loss to average net assets	(0.26	)%(e)	(0.17)%	(0.26)%	(0.21)%	(0.11	)%(b)	(0.24	)%(c)

Portfolio turnover rate(f)	28%		69%	60%	61%	55%		51%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.10% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Opportunities Fund
	Service Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$16.89		$22.29	$23.05	$20.92	$23.11		$29.51

Net investment loss(a)	(0.06)		(0.11)	(0.17)	(0.15)	(0.13	)(b)	(0.19	)(c)

Net realized and unrealized gain (loss)	0.31		0.59	4.02	2.83	0.75		(0.05)

Total from investment operations	0.25		0.48	3.85	2.68	0.62		(0.24)

Distributions to shareholders from net realized gains	(5.03)		(5.88)	(4.61)	(0.55)	(2.81)		(6.16)

Net asset value, end of period	$12.11		$16.89	$22.29	$23.05	$20.92		$23.11

Total Return(d)	0.58%		7.82%	19.21%	13.22%	3.27%		(1.59)%

Net assets, end of period (in 000’s)	$22,310		$27,094	$34,211	$33,159	$37,432		$49,105

Ratio of net expenses to average net assets	1.41	%(e)	1.43%	1.46%	1.45%	1.45%		1.45%

Ratio of total expenses to average net assets	1.52	%(e)	1.51%	1.51%	1.53%	1.52%		1.50%

Ratio of net investment loss to average net assets	(0.76	)%(e)	(0.67)%	(0.76)%	(0.71)%	(0.61	)%(b)	(0.75	)%(c)

Portfolio turnover rate(f)	28%		69%	60%	61%	55%		51%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.10% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Opportunities Fund
	Investor Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$19.47		$24.59	$24.90	$22.46	$24.52		$30.85

Net investment loss(a)	(0.03)		(0.05)	(0.08)	(0.07)	(0.05	)(b)	(0.11	)(c)

Net realized and unrealized gain (loss)	0.33		0.81	4.38	3.06	0.80		(0.06)

Total from investment operations	0.30		0.76	4.30	2.99	0.75		(0.17)

Distributions to shareholders from net realized gains	(5.03)		(5.88)	(4.61)	(0.55)	(2.81)		(6.16)

Net asset value, end of period	$14.74		$19.47	$24.59	$24.90	$22.46		$24.52

Total Return(d)	0.79%		8.33%	19.64%	13.71%	3.64%		(1.25)%

Net assets, end of period (in 000’s)	$68,317		$77,012	$93,889	$132,003	$135,930		$171,980

Ratio of net expenses to average net assets	1.00	%(e)	1.01%	1.05%	1.05%	1.07%		1.10%

Ratio of total expenses to average net assets	1.15	%(e)	1.15%	1.15%	1.18%	1.17%		1.15%

Ratio of net investment loss to average net assets	(0.35	)%(e)	(0.25)%	(0.35)%	(0.31)%	(0.23	)%(b)	(0.41	)%(c)

Portfolio turnover rate(f)	28%		69%	60%	61%	55%		51%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.10% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Opportunities Fund
	Class P Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$22.96		$27.80	$26.35

Net investment loss(b)	(0.03)		(0.04)	(0.04)

Net realized and unrealized gain	0.38		1.08	1.49

Total from investment operations	0.35		1.04	1.45

Distributions to shareholders from net realized gains	(5.03)		(5.88)	—

Net asset value, end of period	$18.28		$22.96	$27.80

Total Return(c)	0.89%		8.38%	5.50%

Net assets, end of period (in 000’s)	$57,198		$69,893	$94,974

Ratio of net expenses to average net assets	0.90	%(d)	0.92%	0.95	%(d)

Ratio of total expenses to average net assets	1.01	%(d)	1.00%	1.00	%(d)

Ratio of net investment loss to average net assets	(0.25	)%(d)	(0.16)%	(0.36	)%(d)

Portfolio turnover rate(e)	28%		69%	60%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Opportunities Fund
	Class R Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$16.92		$22.33	$23.11	$20.99	$23.21		$29.65

Net investment loss(a)	(0.06)		(0.13)	(0.19)	(0.17)	(0.15	)(b)	(0.23	)(c)

Net realized and unrealized gain (loss)	0.31		0.60	4.02	2.84	0.74		(0.05)

Total from investment operations	0.25		0.47	3.83	2.67	0.59		(0.28)

Distributions to shareholders from net realized gains	(5.03)		(5.88)	(4.61)	(0.55)	(2.81)		(6.16)

Net asset value, end of period	$12.14		$16.92	$22.33	$23.11	$20.99		$23.21

Total Return(d)	0.58%		7.75%	19.06%	13.13%	3.12%		(1.74)%

Net assets, end of period (in 000’s)	$40,546		$45,005	$54,359	$59,225	$63,105		$77,673

Ratio of net expenses to average net assets	1.50	%(e)	1.51%	1.55%	1.55%	1.57%		1.60%

Ratio of total expenses to average net assets	1.65	%(e)	1.64%	1.65%	1.68%	1.67%		1.65%

Ratio of net investment loss to average net assets	(0.85	)%(e)	(0.76)%	(0.85)%	(0.81)%	(0.73	)%(b)	(0.90	)%(c)

Portfolio turnover rate(f)	28%		69%	60%	61%	55%		51%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.10% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Growth Opportunities Fund
	Class R6 Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,					Period Ended August 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$22.95		$27.80	$27.55	$24.77	$26.71		$28.49

Net investment loss(b)	(0.03)		(0.04)	(0.07)	(0.04)	(0.04	)(c)	(0.01	)(d)

Net realized and unrealized gain (loss)	0.38		1.07	4.93	3.37	0.91		(1.77)

Total from investment operations	0.35		1.03	4.86	3.33	0.87		(1.78)

Distributions to shareholders from net realized gains	(5.03)		(5.88)	(4.61)	(0.55)	(2.81)		—

Net asset value, end of period	$18.27		$22.95	$27.80	$27.55	$24.77		$26.71

Total Return(e)	0.89%		8.35%	19.80%	13.80%	3.81%		(6.25)%

Net assets, end of period (in 000’s)	$171,820		$181,988	$231,077	$118,634	$44,865		$9

Ratio of net expenses to average net assets	0.90	%(f)	0.92%	0.95%	0.93%	0.93%		0.97	%(f)

Ratio of total expenses to average net assets	1.01	%(f)	1.00%	0.99%	1.01%	1.01%		1.02	%(f)

Ratio of net investment loss to average net assets	(0.25	)%(f)	(0.16)%	(0.25)%	(0.18)%	(0.19	)%(c)	(0.32	)%(d)(f)

Portfolio turnover rate(g)	28%		69%	60%	61%	55%		51%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.16% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.10% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout The Period

	Goldman Sachs Small Cap Growth Fund
	Class A Shares
	Period Ended February 29, 2020(a) (Unaudited)
Per Share Data

Net asset value, beginning of period	$10.00

Net investment loss(b)	(0.03)

Net realized and unrealized gain	0.21

Total from investment operations	0.18

Distributions to shareholders from net investment income	(0.02)

Net asset value, end of period	$10.16

Total Return(c)	1.76%

Net assets, end of period (in 000’s)	$60

Ratio of net expenses to average net assets	1.32	%(d)

Ratio of total expenses to average net assets	11.29	%(d)

Ratio of net investment loss to average net assets	(0.91	)%(d)

Portfolio turnover rate(e)	32%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout The Period

	Goldman Sachs Small Cap Growth Fund
	Class C Shares
	Period Ended February 29, 2020(a) (Unaudited)
Per Share Data

Net asset value, beginning of period	$10.00

Net investment loss(b)	(0.06)

Net realized and unrealized gain	0.20

Total from investment operations	0.14

Distributions to shareholders from net investment income	—	(c)

Net asset value, end of period	$10.14

Total Return(d)	1.43%

Net assets, end of period (in 000’s)	$51

Ratio of net expenses to average net assets	2.07	%(e)

Ratio of total expenses to average net assets	12.09	%(e)

Ratio of net investment loss to average net assets	(1.66	)%(e)

Portfolio turnover rate(f)	32%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout The Period

	Goldman Sachs Small Cap Growth Fund
	Institutional Shares
	Period Ended February 29, 2020(a) (Unaudited)
Per Share Data

Net asset value, beginning of period	$10.00

Net investment loss(b)	(0.02)

Net realized and unrealized gain	0.20

Total from investment operations	0.18

Distributions to shareholders from net investment income	(0.02)

Net asset value, end of period	$10.16

Total Return(c)	1.82%

Net assets, end of period (in 000’s)	$3,880

Ratio of net expenses to average net assets	0.94	%(d)

Ratio of total expenses to average net assets	10.94	%(d)

Ratio of net investment loss to average net assets	(0.53	)%(d)

Portfolio turnover rate(e)	32%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout The Period

	Goldman Sachs Small Cap Growth Fund
	Investor Shares
	Period Ended February 29, 2020(a) (Unaudited)
Per Share Data

Net asset value, beginning of period	$10.00

Net investment loss(b)	(0.02)

Net realized and unrealized gain	0.20

Total from investment operations	0.18

Distributions to shareholders from net investment income	(0.02)

Net asset value, end of period	$10.16

Total Return(c)	1.80%

Net assets, end of period (in 000’s)	$51

Ratio of net expenses to average net assets	1.07	%(d)

Ratio of total expenses to average net assets	11.09	%(d)

Ratio of net investment loss to average net assets	(0.66	)%(d)

Portfolio turnover rate(e)	32%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout The Period

	Goldman Sachs Small Cap Growth Fund
	Class P Shares
	Period Ended February 29, 2020(a) (Unaudited)
Per Share Data

Net asset value, beginning of period	$10.00

Net investment loss(b)	(0.02)

Net realized and unrealized gain	0.20

Total from investment operations	0.18

Distributions to shareholders from net investment income	(0.02)

Net asset value, end of period	$10.16

Total Return(c)	1.82%

Net assets, end of period (in 000’s)	$441

Ratio of net expenses to average net assets	0.91	%(d)

Ratio of total expenses to average net assets	9.81	%(d)

Ratio of net investment loss to average net assets	(0.49	)%(d)

Portfolio turnover rate(e)	32%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

92	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout The Period

	Goldman Sachs Small Cap Growth Fund
	Class R Shares
	Period Ended February 29, 2020(a) (Unaudited)
Per Share Data

Net asset value, beginning of period	$10.00

Net investment loss(b)	(0.04)

Net realized and unrealized gain	0.20

Total from investment operations	0.16

Distributions to shareholders from net investment income	(0.01)

Net asset value, end of period	$10.15

Total Return(c)	1.62%

Net assets, end of period (in 000’s)	$51

Ratio of net expenses to average net assets	1.57	%(d)

Ratio of total expenses to average net assets	11.59	%(d)

Ratio of net investment loss to average net assets	(1.16	)%(d)

Portfolio turnover rate(e)	32%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	93

GOLDMAN SACHS SMALL CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout The Period

	Goldman Sachs Small Cap Growth Fund
	Class R6 Shares
	Period Ended February 29, 2020(a) (Unaudited)
Per Share Data

Net asset value, beginning of period	$10.00

Net investment loss(b)	(0.02)

Net realized and unrealized gain	0.20

Total from investment operations	0.18

Distributions to shareholders from net investment income	(0.02)

Net asset value, end of period	$10.16

Total Return(c)	1.82%

Net assets, end of period (in 000’s)	$51

Ratio of net expenses to average net assets	0.93	%(d)

Ratio of total expenses to average net assets	10.94	%(d)

Ratio of net investment loss to average net assets	(0.52	)%(d)

Portfolio turnover rate(e)	32%

(a)	Commenced operations on October 31, 2019.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

94	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Class A Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019		2018		2017		2016		2015
Per Share Data

Net asset value, beginning of period	$20.53		$23.94		$21.81		$19.85		$20.72		$20.90

Net investment loss(a)	(0.06)		(0.12	)(b)	(0.14	)(c)	(0.12	)(d)	(0.14	)(e)	(0.18	)(f)

Net realized and unrealized gain	1.18		0.36		5.15		2.77		—		1.71

Total from investment operations	1.12		0.24		5.01		2.65		(0.14)		1.53

Distributions to shareholders from net realized gains	(3.02)		(3.65)		(2.88)		(0.69)		(0.73)		(1.71)

Net asset value, end of period	$18.63		$20.53		$23.94		$21.81		$19.85		$20.72

Total Return(g)	5.33%		4.33%		25.22%		13.78%		(0.56)%		7.67%

Net assets, end of period (in 000’s)	$266,720		$295,072		$346,289		$351,253		$736,221		$906,362

Ratio of net expenses to average net assets	1.24	%(h)	1.26%		1.28%		1.29%		1.31%		1.33%

Ratio of total expenses to average net assets	1.31	%(h)	1.32%		1.35%		1.46%		1.45%		1.45%

Ratio of net investment loss to average net assets	(0.62	)%(h)	(0.59	)%(b)	(0.64	)%(c)	(0.62	)%(d)	(0.73	)%(e)	(0.85	)%(f)

Portfolio turnover rate(i)	25%		76%		59%		60%		67%		47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(e)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.15% of average net assets.
(f)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.05% of average net assets.
(g)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(h)	Annualized.
(i)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	95

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Class C Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019		2018		2017		2016		2015
Per Share Data

Net asset value, beginning of period	$16.90		$20.60		$19.27		$17.75		$18.74		$19.20

Net investment loss(a)	(0.11)		(0.22	)(b)	(0.27	)(c)	(0.24	)(d)	(0.25	)(e)	(0.31	)(f)

Net realized and unrealized gain (loss)	0.98		0.17		4.48		2.45		(0.01)		1.56

Total from investment operations	0.87		(0.05)		4.21		2.21		(0.26)		1.25

Distributions to shareholders from net realized gains	(3.02)		(3.65)		(2.88)		(0.69)		(0.73)		(1.71)

Net asset value, end of period	$14.75		$16.90		$20.60		$19.27		$17.75		$18.74

Total Return(g)	4.96%		3.50%		24.30%		12.98%		(1.34)%		6.84%

Net assets, end of period (in 000’s)	$148,626		$166,172		$232,881		$217,385		$265,282		$268,384

Ratio of net expenses to average net assets	2.00	%(h)	2.01%		2.03%		2.04%		2.06%		2.08%

Ratio of total expenses to average net assets	2.06	%(h)	2.07%		2.10%		2.21%		2.20%		2.20%

Ratio of net investment loss to average net assets	(1.37	)%(h)	(1.35	)%(b)	(1.38	)%(c)	(1.36	)%(d)	(1.48	)%(e)	(1.60	)%(f)

Portfolio turnover rate(i)	25%		76%		59%		60%		67%		47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(e)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.15% of average net assets.
(f)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.05% of average net assets.
(g)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(h)	Annualized.
(i)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

96	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019		2018		2017		2016		2015
Per Share Data

Net asset value, beginning of period	$22.36		$25.63		$23.08		$20.89		$21.69		$21.71

Net investment loss(a)	(0.03)		(0.06	)(b)	(0.07	)(c)	(0.05	)(d)	(0.07	)(e)	(0.10	)(f)

Net realized and unrealized gain	1.28		0.44		5.50		2.93		—		1.79

Total from investment operations	1.25		0.38		5.43		2.88		(0.07)		1.69

Distributions to shareholders from net realized gains	(3.02)		(3.65)		(2.88)		(0.69)		(0.73)		(1.71)

Net asset value, end of period	$20.59		$22.36		$25.63		$23.08		$20.89		$21.69

Total Return(g)	5.53%		4.62%		25.69%		14.21%		(0.21)%		8.15%

Net assets, end of period (in 000’s)	$776,164		$853,375		$1,067,540		$1,149,459		$1,235,282		$1,355,322

Ratio of net expenses to average net assets	0.93	%(h)	0.93%		0.92%		0.92%		0.93%		0.93%

Ratio of total expenses to average net assets	0.93	%(h)	0.93%		0.96%		1.06%		1.05%		1.05%

Ratio of net investment loss to average net assets	(0.30	)%(h)	(0.26	)%(b)	(0.27	)%(c)	(0.24	)%(d)	(0.35	)%(e)	(0.45	)%(f)

Portfolio turnover rate(i)	25%		76%		59%		60%		67%		47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(e)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.15% of average net assets.
(f)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.05% of average net assets.
(g)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(h)	Annualized.
(i)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Service Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019		2018		2017		2016		2015
Per Share Data

Net asset value, beginning of period	$19.84		$23.32		$21.33		$19.46		$20.35		$20.58

Net investment loss(a)	(0.08)		(0.15	)(b)	(0.17	)(c)	(0.14	)(d)	(0.16	)(e)	(0.20	)(f)

Net realized and unrealized gain	1.14		0.32		5.04		2.70		—		1.68

Total from investment operations	1.06		0.17		4.87		2.56		(0.16)		1.48

Distributions to shareholders from net realized gains	(3.02)		(3.65)		(2.88)		(0.69)		(0.73)		(1.71)

Net asset value, end of period	$17.88		$19.84		$23.32		$21.33		$19.46		$20.35

Total Return(g)	5.20%		4.13%		25.12%		13.59%		(0.67)%		7.54%

Net assets, end of period (in 000’s)	$17,749		$18,395		$18,210		$16,520		$13,956		$12,695

Ratio of net expenses to average net assets	1.43	%(h)	1.43%		1.42%		1.42%		1.43%		1.42%

Ratio of total expenses to average net assets	1.43	%(h)	1.44%		1.46%		1.56%		1.55%		1.55%

Ratio of net investment loss to average net assets	(0.80	)%(h)	(0.75	)%(b)	(0.77	)%(c)	(0.73	)%(d)	(0.85	)%(e)	(0.95	)%(f)

Portfolio turnover rate(i)	25%		76%		59%		60%		67%		47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(e)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.15% of average net assets.
(f)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.05% of average net assets.
(g)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(h)	Annualized.
(i)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

98	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Investor Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019		2018		2017		2016		2015
Per Share Data

Net asset value, beginning of period	$21.53		$24.85		$22.48		$20.39		$21.21		$21.30

Net investment loss(a)	(0.04)		(0.07	)(b)	(0.09	)(c)	(0.08	)(d)	(0.09	)(e)	(0.13	)(f)

Net realized and unrealized gain	1.23		0.40		5.34		2.86		—		1.75

Total from investment operations	1.19		0.33		5.25		2.78		(0.09)		1.62

Distributions to shareholders from net realized gains	(3.02)		(3.65)		(2.88)		(0.69)		(0.73)		(1.71)

Net asset value, end of period	$19.70		$21.53		$24.85		$22.48		$20.39		$21.21

Total Return(g)	5.46%		4.57%		25.57%		14.06%		(0.31)%		7.97%

Net assets, end of period (in 000’s)	$377,437		$409,019		$529,670		$437,309		$313,812		$221,058

Ratio of net expenses to average net assets	0.99	%(h)	1.01%		1.03%		1.04%		1.06%		1.08%

Ratio of total expenses to average net assets	1.06	%(h)	1.07%		1.10%		1.21%		1.20%		1.20%

Ratio of net investment loss to average net assets	(0.37	)%(h)	(0.34	)%(b)	(0.38	)%(c)	(0.36	)%(d)	(0.48	)%(e)	(0.60	)%(f)

Portfolio turnover rate(i)	25%		76%		59%		60%		67%		47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(e)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.15% of average net assets.
(f)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.05% of average net assets.
(g)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(h)	Annualized.
(i)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	99

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Class P Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019		Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$22.38		$25.64		$23.61

Net investment loss(b)	(0.03)		(0.05	)(c)	(0.03	)(d)

Net realized and unrealized gain	1.29		0.44		2.06

Total from investment operations	1.26		0.39		2.03

Distributions to shareholders from net realized gains	(3.02)		(3.65)		—

Net asset value, end of period	$20.62		$22.38		$25.64

Total Return(e)	5.52%		4.67%		8.60%

Net assets, end of period (in 000’s)	$199,338		$188,657		$245,612

Ratio of net expenses to average net assets	0.92	%(f)	0.92%		0.90	%(f)

Ratio of total expenses to average net assets	0.92	%(f)	0.92%		0.91	%(f)

Ratio of net investment loss to average net assets	(0.29	)%(f)	(0.25	)%(c)	(0.36	)%(d)(f)

Portfolio turnover rate(g)	25%		76%		59%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

100	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Class R Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019		2018		2017		2016		2015
Per Share Data

Net asset value, beginning of period	$19.58		$23.08		$21.17		$19.34		$20.26		$20.51

Net investment loss(a)	(0.08)		(0.16	)(b)	(0.19	)(c)	(0.17	)(d)	(0.18	)(e)	(0.23	)(f)

Net realized and unrealized gain (loss)	1.12		0.31		4.98		2.69		(0.01)		1.69

Total from investment operations	1.04		0.15		4.79		2.52		(0.19)		1.46

Distributions to shareholders from net realized gains	(3.02)		(3.65)		(2.88)		(0.69)		(0.73)		(1.71)

Net asset value, end of period	$17.60		$19.58		$23.08		$21.17		$19.34		$20.26

Total Return(g)	5.22%		4.07%		24.92%		13.47%		(0.83)%		7.46%

Net assets, end of period (in 000’s)	$13,205		$15,856		$24,215		$26,918		$34,493		$34,697

Ratio of net expenses to average net assets	1.49	%(h)	1.51%		1.53%		1.54%		1.56%		1.58%

Ratio of total expenses to average net assets	1.56	%(h)	1.57%		1.61%		1.71%		1.70%		1.70%

Ratio of net investment loss to average net assets	(0.86	)%(h)	(0.85	)%(b)	(0.90	)%(c)	(0.86	)%(d)	(0.98	)%(e)	(1.10	)%(f)

Portfolio turnover rate(i)	25%		76%		59%		60%		67%		47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(e)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.15% of average net assets.
(f)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.05% of average net assets.
(g)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(h)	Annualized.
(i)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	101

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Growth Fund
	Class R6 Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,								Period Ended August 31, 2015(a)
			2019		2018		2017		2016
Per Share Data

Net asset value, beginning of period	$22.38		$25.64		$23.09		$20.89		$21.69		$23.47

Net investment loss(b)	(0.03)		(0.05	)(c)	(0.06	)(d)	(0.04	)(e)	(0.06	)(f)	(0.01	)(g)

Net realized and unrealized gain (loss)	1.28		0.44		5.49		2.93		(0.01)		(1.77)

Total from investment operations	1.25		0.39		5.43		2.89		(0.07)		(1.78)

Distributions to shareholders from net realized gains	(3.02)		(3.65)		(2.88)		(0.69)		(0.73)		—

Net asset value, end of period	$20.61		$22.38		$25.64		$23.09		$20.89		$21.69

Total Return(h)	5.47%		4.67%		25.68%		14.26%		(0.21)%		(7.58)%

Net assets, end of period (in 000’s)	$57,758		$54,916		$39,263		$22,660		$9,785		$9

Ratio of net expenses to average net assets	0.92	%(i)	0.92%		0.91%		0.90%		0.92%		0.92	%(i)

Ratio of total expenses to average net assets	0.92	%(i)	0.93%		0.95%		1.04%		1.04%		1.05	%(i)

Ratio of net investment loss to average net assets	(0.29	)%(i)	(0.23	)%(c)	(0.25	)%(d)	(0.18	)%(e)	(0.28	)%(f)	(0.34	)%(g)(i)

Portfolio turnover rate(j)	25%		76%		59%		60%		67%		47%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.08% of average net assets.
(d)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.11% of average net assets.
(e)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.14% of average net assets.
(f)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.15% of average net assets.
(g)	Reflects income recognized from special dividends which amounted to $0.01 per share and 0.05% of average net assets.
(h)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(i)	Annualized.
(j)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

102	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Class A Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.25		$13.83	$13.79	$11.91	$11.86	$13.50

Net investment income (loss)(a)	(0.01)		(0.01)	(0.02)	0.02	0.02	0.02	(b)

Net realized and unrealized gain (loss)	0.54		(0.30)	3.03	2.26	0.74	0.42

Total from investment operations	0.53		(0.31)	3.01	2.28	0.76	0.44

Distributions to shareholders from net investment income	—		—	—	(0.04)	(0.02)	—

Distributions to shareholders from net realized gains	(1.56)		(4.27)	(2.97)	(0.36)	(0.69)	(2.08)

Total distributions	(1.56)		(4.27)	(2.97)	(0.40)	(0.71)	(2.08)

Net asset value, end of period	$8.22		$9.25	$13.83	$13.79	$11.91	$11.86

Total Return(c)	5.40%		2.86%	25.59%	19.79%	6.48%	3.09%

Net assets, end of period (in 000’s)	$27,648		$28,311	$30,174	$46,114	$46,093	$45,046

Ratio of net expenses to average net assets	1.14	%(d)	1.14%	1.14%	1.15%	1.15%	1.15%

Ratio of total expenses to average net assets	1.60	%(d)	1.40%	1.39%	1.55%	1.54%	1.52%

Ratio of net investment income (loss) to average net assets	(0.18	)%(d)	(0.07)%	(0.15)%	0.15%	0.19%	0.13	%(b)

Portfolio turnover rate(e)	20%		28%	40%	54%	56%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.18% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	103

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Class C Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$6.09		$10.81	$11.46	$10.00	$10.12	$11.90

Net investment loss(a)	(0.03)		(0.06)	(0.09)	(0.06)	(0.05)	(0.07	)(b)

Net realized and unrealized gain (loss)	0.37		(0.39)	2.41	1.88	0.62	0.37

Total from investment operations	0.34		(0.45)	2.32	1.82	0.57	0.30

Distributions to shareholders from net realized gains	(1.56)		(4.27)	(2.97)	(0.36)	(0.69)	(2.08)

Net asset value, end of period	$4.87		$6.09	$10.81	$11.46	$10.00	$10.12

Total Return(c)	5.06%		2.07%	24.61%	18.89%	5.70%	2.23%

Net assets, end of period (in 000’s)	$3,504		$4,142	$9,081	$9,326	$11,103	$11,175

Ratio of net expenses to average net assets	1.89	%(d)	1.89%	1.89%	1.90%	1.90%	1.90%

Ratio of total expenses to average net assets	2.35	%(d)	2.14%	2.13%	2.30%	2.29%	2.27%

Ratio of net investment loss to average net assets	(0.94	)%(d)	(0.83)%	(0.85)%	(0.60)%	(0.56)%	(0.63	)%(b)

Portfolio turnover rate(e)	20%		28%	40%	54%	56%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.18% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

104	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.39		$14.92	$14.67	$12.64	$12.53	$14.15

Net investment income(a)	0.01		0.03	0.04	0.07	0.07	0.07	(b)

Net realized and unrealized gain (loss)	0.59		(0.26)	3.25	2.40	0.78	0.43

Total from investment operations	0.60		(0.23)	3.29	2.47	0.85	0.50

Distributions to shareholders from net investment income	(0.03)		(0.03)	(0.07)	(0.08)	(0.05)	(0.04)

Distributions to shareholders from net realized gains	(1.56)		(4.27)	(2.97)	(0.36)	(0.69)	(2.08)

Total distributions	(1.59)		(4.30)	(3.04)	(0.44)	(0.74)	(2.12)

Net asset value, end of period	$9.40		$10.39	$14.92	$14.67	$12.64	$12.53

Total Return(c)	5.47%		3.31%	26.11%	20.29%	6.89%	3.43%

Net assets, end of period (in 000’s)	$47,265		$52,461	$75,470	$211,311	$294,952	$326,619

Ratio of net expenses to average net assets	0.76	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%

Ratio of total expenses to average net assets	1.22	%(d)	1.00%	0.99%	1.14%	1.14%	1.12%

Ratio of net investment income to average net assets	0.20	%(d)	0.32%	0.31%	0.51%	0.59%	0.52	%(b)

Portfolio turnover rate(e)	20%		28%	40%	54%	56%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.18% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	105

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Service Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$9.08		$13.67	$13.70	$11.85	$11.81	$13.47

Net investment income (loss)(a)	(0.01)		(0.01)	(0.03)	0.01	0.01	—	(b)(c)

Net realized and unrealized gain (loss)	0.52		(0.31)	3.00	2.24	0.73	0.42

Total from investment operations	0.51		(0.32)	2.97	2.25	0.74	0.42

Distributions to shareholders from net investment income	—		—	(0.03)	(0.04)	(0.01)	—

Distributions to shareholders from net realized gains	(1.56)		(4.27)	(2.97)	(0.36)	(0.69)	(2.08)

Total distributions	(1.56)		(4.27)	(3.00)	(0.40)	(0.70)	(2.08)

Net asset value, end of period	$8.03		$9.08	$13.67	$13.70	$11.85	$11.81

Total Return(d)	5.27%		2.79%	25.48%	19.66%	6.40%	2.93%

Net assets, end of period (in 000’s)	$612		$622	$597	$478	$272	$254

Ratio of net expenses to average net assets	1.26	%(e)	1.25%	1.25%	1.25%	1.25%	1.25%

Ratio of total expenses to average net assets	1.72	%(e)	1.53%	1.48%	1.65%	1.64%	1.62%

Ratio of net investment income (loss) to average net assets	(0.30	)%(e)	(0.14)%	(0.21)%	0.09%	0.11%	(0.01	)%(c)

Portfolio turnover rate(f)	20%		28%	40%	54%	56%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.18% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

106	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Investor Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$10.34		$14.89	$14.66	$12.63	$12.53	$14.14

Net investment income(a)	—	(b)	0.02	0.02	0.06	0.05	0.05	(c)

Net realized and unrealized gain (loss)	0.60		(0.27)	3.24	2.40	0.78	0.44

Total from investment operations	0.60		(0.25)	3.26	2.46	0.83	0.49

Distributions to shareholders from net investment income	(0.01)		(0.03)	(0.06)	(0.07)	(0.04)	(0.02)

Distributions to shareholders from net realized gains	(1.56)		(4.27)	(2.97)	(0.36)	(0.69)	(2.08)

Total distributions	(1.57)		(4.30)	(3.03)	(0.43)	(0.73)	(2.10)

Net asset value, end of period	$9.37		$10.34	$14.89	$14.66	$12.63	$12.53

Total Return(d)	5.48%		3.14%	25.90%	20.15%	6.69%	3.34%

Net assets, end of period (in 000’s)	$1,676		$1,533	$2,578	$2,264	$829	$817

Ratio of net expenses to average net assets	0.89	%(e)	0.89%	0.89%	0.90%	0.90%	0.90%

Ratio of total expenses to average net assets	1.35	%(e)	1.14%	1.12%	1.30%	1.29%	1.27%

Ratio of net investment income to average net assets	0.07	%(e)	0.16%	0.15%	0.48%	0.44%	0.37	%(c)

Portfolio turnover rate(f)	20%		28%	40%	54%	56%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.18% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	107

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Class P Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$10.35		$14.90	$13.53

Net investment income(b)	0.01		0.04	0.01

Net realized and unrealized gain (loss)	0.60		(0.28)	1.36

Total from investment operations	0.61		(0.24)	1.37

Distributions to shareholders from net investment income	(0.03)		(0.04)	—

Distributions to shareholders from net realized gains	(1.56)		(4.27)	—

Total distributions	(1.59)		(4.31)	—

Net asset value, end of period	$9.37		$10.35	$14.90

Total Return(c)	5.60%		3.26%	10.13%

Net assets, end of period (in 000’s)	$68,013		$73,132	$104,590

Ratio of net expenses to average net assets	0.75	%(d)	0.74%	0.74	%(d)

Ratio of total expenses to average net assets	1.21	%(d)	0.99%	0.96	%(d)

Ratio of net investment income to average net assets	0.21	%(d)	0.32%	0.22	%(d)

Portfolio turnover rate(e)	20%		28%	40%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

108	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Class R Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$8.88		$13.49	$13.56	$11.75	$11.74	$13.42

Net investment loss(a)	(0.02)		(0.03)	(0.04)	(0.01)	(0.01)	(0.01	)(b)

Net realized and unrealized gain (loss)	0.51		(0.31)	2.96	2.23	0.73	0.41

Total from investment operations	0.49		(0.34)	2.92	2.22	0.72	0.40

Distributions to shareholders from net investment income	—		—	(0.02)	(0.05)	(0.02)	—

Distributions to shareholders from net realized gains	(1.56)		(4.27)	(2.97)	(0.36)	(0.69)	(2.08)

Total distributions	(1.56)		(4.27)	(2.99)	(0.41)	(0.71)	(2.08)

Net asset value, end of period	$7.81		$8.88	$13.49	$13.56	$11.75	$11.74

Total Return(c)	5.16%		2.67%	25.29%	19.56%	6.18%	2.78%

Net assets, end of period (in 000’s)	$76		$292	$255	$169	$81	$77

Ratio of net expenses to average net assets	1.39	%(d)	1.39%	1.39%	1.40%	1.40%	1.40%

Ratio of total expenses to average net assets	1.85	%(d)	1.65%	1.62%	1.80%	1.79%	1.76%

Ratio of net investment loss to average net assets	(0.52	)%(d)	(0.31)%	(0.34)%	(0.07)%	(0.05)%	(0.07	)%(b)

Portfolio turnover rate(e)	20%		28%	40%	54%	56%	52%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.18% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	109

GOLDMAN SACHS STRATEGIC GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Growth Fund
	Class R6 Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.37		$14.91	$14.66	$12.63	$12.53	$13.36

Net investment income(b)	0.01		0.04	0.04	0.08	0.07	0.01	(c)

Net realized and unrealized gain (loss)	0.59		(0.27)	3.25	2.40	0.77	(0.84)

Total from investment operations	0.60		(0.23)	3.29	2.48	0.84	(0.83)

Distributions to shareholders from net investment income	(0.03)		(0.04)	(0.07)	(0.09)	(0.05)	—

Distributions to shareholders from net realized gains	(1.56)		(4.27)	(2.97)	(0.36)	(0.69)	—

Total distributions	(1.59)		(4.31)	(3.04)	(0.45)	(0.74)	—

Net asset value, end of period	$9.38		$10.37	$14.91	$14.66	$12.63	$12.53

Total Return(d)	5.50%		3.33%	26.15%	20.33%	6.83%	(6.21)%

Net assets, end of period (in 000’s)	$237		$477	$15	$12	$10	$9

Ratio of net expenses to average net assets	0.75	%(e)	0.74%	0.74%	0.75%	0.76%	0.73	%(e)

Ratio of total expenses to average net assets	1.21	%(e)	1.03%	0.97%	1.14%	1.15%	1.06	%(e)

Ratio of net investment income to average net assets	0.16	%(e)	0.40%	0.30%	0.57%	0.59%	0.68	%(c)(e)

Portfolio turnover rate(f)	20%		28%	40%	54%	56%	52%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.18% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

110	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Class A Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$23.17		$27.91	$23.04	$18.73	$17.93		$18.97

Net investment loss(a)	(0.06)		(0.12)	(0.16)	(0.15)	(0.12	)(b)	(0.14	)(c)

Net realized and unrealized gain	1.80		0.44	6.79	5.37	2.50		0.57

Total from investment operations	1.74		0.32	6.63	5.22	2.38		0.43

Distributions to shareholders from net realized gains	(3.71)		(5.06)	(1.76)	(0.91)	(1.58)		(1.47)

Net asset value, end of period	$21.20		$23.17	$27.91	$23.04	$18.73		$17.93

Total Return(d)	7.72%		4.73%	30.46%	29.17%	13.71%		2.31%

Net assets, end of period (in 000’s)	$313,608		$305,666	$312,289	$268,746	$233,097		$250,087

Ratio of net expenses to average net assets	1.30	%(e)	1.34%	1.38%	1.42%	1.47%		1.48%

Ratio of total expenses to average net assets	1.44	%(e)	1.48%	1.48%	1.53%	1.55%		1.54%

Ratio of net investment loss to average net assets	(0.54	)%(e)	(0.53)%	(0.65)%	(0.74)%	(0.68	)%(b)	(0.74	)%(c)

Portfolio turnover rate(f)	13%		27%	46%	19%	22%		41%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.10% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	111

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Class C Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$17.94		$23.05	$19.45	$16.07	$15.70		$16.91

Net investment loss(a)	(0.11)		(0.24)	(0.29)	(0.25)	(0.22	)(b)	(0.24	)(c)

Net realized and unrealized gain	1.39		0.19	5.65	4.54	2.17		0.50

Total from investment operations	1.28		(0.05)	5.36	4.29	1.95		0.26

Distributions to shareholders from net realized gains	(3.71)		(5.06)	(1.76)	(0.91)	(1.58)		(1.47)

Net asset value, end of period	$15.51		$17.94	$23.05	$19.45	$16.07		$15.70

Total Return(d)	7.38%		3.97%	29.49%	28.18%	12.87%		1.53%

Net assets, end of period (in 000’s)	$23,380		$24,948	$57,207	$50,779	$52,843		$53,556

Ratio of net expenses to average net assets	2.06	%(e)	2.10%	2.13%	2.17%	2.22%		2.23%

Ratio of total expenses to average net assets	2.20	%(e)	2.23%	2.23%	2.28%	2.30%		2.29%

Ratio of net investment loss to average net assets	(1.29	)%(e)	(1.31)%	(1.40)%	(1.49)%	(1.43	)%(b)	(1.49	)%(c)

Portfolio turnover rate(f)	13%		27%	46%	19%	22%		41%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.10% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

112	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$26.28		$30.78	$25.15	$20.29	$19.22		$20.16

Net investment loss(a)	(0.03)		(0.04)	(0.07)	(0.07)	(0.05	)(b)	(0.07	)(c)

Net realized and unrealized gain	2.06		0.60	7.46	5.84	2.70		0.60

Total from investment operations	2.03		0.56	7.39	5.77	2.65		0.53

Distributions to shareholders from net realized gains	(3.71)		(5.06)	(1.76)	(0.91)	(1.58)		(1.47)

Net asset value, end of period	$24.60		$26.28	$30.78	$25.15	$20.29		$19.22

Total Return(d)	7.92%		5.12%	30.95%	29.66%	14.22%		2.68%

Net assets, end of period (in 000’s)	$85,307		$74,728	$87,522	$85,095	$83,746		$92,483

Ratio of net expenses to average net assets	0.99	%(e)	0.98%	0.99%	1.02%	1.07%		1.08%

Ratio of total expenses to average net assets	1.06	%(e)	1.09%	1.09%	1.13%	1.15%		1.14%

Ratio of net investment loss to average net assets	(0.22	)%(e)	(0.17)%	(0.26)%	(0.34)%	(0.27	)%(b)	(0.33	)%(c)

Portfolio turnover rate(f)	13%		27%	46%	19%	22%		41%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.10% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	113

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Service Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$22.56		$27.35	$22.64	$18.44	$17.69		$18.76

Net investment loss(a)	(0.08)		(0.15)	(0.18)	(0.16)	(0.14	)(b)	(0.15	)(c)

Net realized and unrealized gain	1.75		0.42	6.65	5.27	2.47		0.55

Total from investment operations	1.67		0.27	6.47	5.11	2.33		0.40

Distributions to shareholders from net realized gains	(3.71)		(5.06)	(1.76)	(0.91)	(1.58)		(1.47)

Net asset value, end of period	$20.52		$22.56	$27.35	$22.64	$18.44		$17.69

Total Return(d)	7.61%		4.62%	30.28%	29.03%	13.61%		2.17%

Net assets, end of period (in 000’s)	$28,724		$29,084	$33,109	$18,919	$11,186		$10,329

Ratio of net expenses to average net assets	1.49	%(e)	1.48%	1.49%	1.51%	1.57%		1.58%

Ratio of total expenses to average net assets	1.56	%(e)	1.59%	1.59%	1.63%	1.65%		1.64%

Ratio of net investment loss to average net assets	(0.73	)%(e)	(0.67)%	(0.75)%	(0.83)%	(0.79	)%(b)	(0.84	)%(c)

Portfolio turnover rate(f)	13%		27%	46%	19%	22%		41%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.10% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

114	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Investor Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$25.78		$30.33	$24.84	$20.08	$19.07		$20.04

Net investment loss(a)	(0.04)		(0.07)	(0.11)	(0.10)	(0.08	)(b)	(0.10	)(c)

Net realized and unrealized gain	2.02		0.58	7.36	5.77	2.67		0.60

Total from investment operations	1.98		0.51	7.25	5.67	2.59		0.50

Distributions to shareholders from net realized gains	(3.71)		(5.06)	(1.76)	(0.91)	(1.58)		(1.47)

Net asset value, end of period	$24.05		$25.78	$30.33	$24.84	$20.08		$19.07

Total Return(d)	7.88%		5.01%	30.76%	29.46%	14.00%		2.54%

Net assets, end of period (in 000’s)	$18,327		$19,207	$22,520	$23,317	$6,741		$6,103

Ratio of net expenses to average net assets	1.05	%(e)	1.09%	1.13%	1.16%	1.22%		1.23%

Ratio of total expenses to average net assets	1.19	%(e)	1.23%	1.23%	1.28%	1.30%		1.29%

Ratio of net investment loss to average net assets	(0.29	)%(e)	(0.29)%	(0.40)%	(0.46)%	(0.43	)%(b)	(0.52	)%(c)

Portfolio turnover rate(f)	13%		27%	46%	19%	22%		41%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.13% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.10% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	115

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Class P Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$26.29		$30.79	$27.83

Net investment income (loss)(b)	(0.03)		(0.04)	0.01

Net realized and unrealized gain	2.06		0.60	2.95

Total from investment operations	2.03		0.56	2.96

Distributions to shareholders from net realized gains	(3.71)		(5.06)	—

Net asset value, end of period	$24.61		$26.29	$30.79

Total Return(c)	7.92%		5.11%	10.64%

Net assets, end of period (in 000’s)	$30,593		$24,396	$24,951

Ratio of net expenses to average net assets	0.98	%(d)	0.97%	0.97	%(d)

Ratio of total expenses to average net assets	1.05	%(d)	1.08%	1.14	%(d)

Ratio of net investment income (loss) to average net assets	(0.21	)%(d)	(0.16)%	0.08	%(d)

Portfolio turnover rate(e)	13%		27%	46%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

116	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Technology Opportunities Fund
	Class R6 Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$26.29		$30.78	$25.08

Net investment loss(b)	(0.03)		(0.02)	(0.04)

Net realized and unrealized gain	2.06		0.59	5.74

Total from investment operations	2.03		0.57	5.70

Distributions to shareholders from net realized gains	(3.71)		(5.06)	—

Net asset value, end of period	$24.61		$26.29	$30.78

Total Return(c)	7.92%		5.15%	22.73%

Net assets, end of period (in 000’s)	$289		$138	$12

Ratio of net expenses to average net assets	0.99	%(d)	0.97%	0.98	%(d)

Ratio of total expenses to average net assets	1.05	%(d)	1.09%	1.08	%(d)

Ratio of net investment loss to average net assets	(0.21	)%(d)	(0.07)%	(0.20	)%(d)

Portfolio turnover rate(e)	13%		27%	46%

(a)	Commenced operations on December 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	117

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Notes to Financial Statements

February 29, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Capital Growth, Growth Opportunities, Small/Mid Cap Growth and Strategic Growth	A, C, Institutional, Service, Investor, P, R and R6	Diversified
Blue Chip Concentrated Growth, Flexible Cap and Small Cap Growth	A, C, Institutional, Investor, P, R and R6	Diversified
Technology Opportunities	A, C, Institutional, Service, Investor, P and R6	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class P, Class R and Class R6 Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/ or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

118

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  Offering and Organization Costs — Offering costs paid in connection with the initial offering of shares of Small Cap Growth Fund are being amortized on a straight-line basis over 12 months from the date of commencement of operations. Organization costs paid in connection with the organization of Small Cap Growth Fund were expensed on the first day of operations.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price

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Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 29, 2020:

BLUE CHIP

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$266,698	$—	$—

North America	10,086,440	—	—

Total	$10,353,138	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

CAPITAL GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$17,237,492	$—	$—

North America	823,916,094	—	—

Oceania	2,045,241	—	—

Investment Company	5,957,410	—	—

Securities Lending Reinvestment Vehicle	1,041,709	—	—

Total	$850,197,946	$—	$—

CONCENTRATED GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$7,872,353	$—	$—

North America	143,267,079	—	—

Investment Company	617,954	—	—

Total	$151,757,386	$—	$—

FLEXIBLE CAP

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$316,170	$—	$—

North America	18,702,549	—	—

Investment Company	58,210	—	—

Total	$19,076,929	$—	$—

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$3,657,679	$—	$—

Europe	6,197,687	—	—

North America	1,006,694,474	—	—

Oceania	16,461,223	—	—

South America	8,192,583	—	—

Investment Company	22,557,862	—	—

Total	$1,063,761,508	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

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Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SMALL CAP GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$8,320	$—	$—

Europe	55,739	—	—

North America	4,249,882	—	—

Investment Company	52,867	—	—

Total	$4,366,808	$—	$—

SMALL/MID CAP GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$22,738,047	$—	$—

North America	1,803,082,323	—	—

Investment Company	37,510,112	—	—

Securities Lending Reinvestment Vehicle	25,978,707	—	—

Total	$1,889,309,189	$—	$—

STRATEGIC GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$3,855,186	$—	$—

North America	143,442,078	—	—

Investment Company	357,960	—	—

Total	$147,655,224	$—	$—

TECHNOLOGY OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$7,145,424	$—	$—

Europe	7,704,771	—	—

North America	473,184,655	—	—

Investment Company	13,234,337	—	—

Total	$501,269,187	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedules of Investments.

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4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

As of February 29, 2020, contractual management fees with GSAM were as stated below. The effective contractual management rates and effective net management rates represent the rates for the six month period ended February 29, 2020.

	Contractual Management Rate					Effective Contractual Management Rate	Effective Net Management Rate#
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion
Blue Chip	0.55%	0.50%	0.47%	0.46%	0.45%	0.55%	0.55%
Capital Growth	0.71	0.64	0.61	0.61	0.61	0.71	0.71
Concentrated Growth	0.76	0.68	0.65	0.64	0.62	0.76	0.76
Flexible Cap	0.55	0.50	0.47	0.46	0.45	0.55	0.55
Growth Opportunities	0.92	0.92	0.83	0.79	0.77	0.92	0.86	*
Small Cap Growth	0.85	0.85	0.77	0.73	0.71	0.85	0.85
Small/Mid Cap Growth	0.85	0.85	0.77	0.73	0.71	0.85	0.82
Strategic Growth	0.71	0.64	0.61	0.59	0.58	0.71	0.71
Technology Opportunities	0.94	0.85	0.80	0.79	0.77	0.94	0.94

#	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.
*	The Investment Adviser agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.86% as an annual percentage rate of the Growth Opportunities Fund’s average daily net assets. This arrangement will remain in effect through at least December 27, 2020.

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Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six months ended February 29, 2020, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived
Blue Chip	$141
Capital Growth	2,274
Concentrated Growth	799
Flexible Cap	38
Growth Opportunities	11,017
Small Cap Growth	32
Small/Mid Cap Growth	29,548
Strategic Growth	643
Technology Opportunities	5,585

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

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4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*	Service
Distribution and/or Service Plan	0.25%	0.75%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended February 29, 2020, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Blue Chip	$2,882	$—
Capital Growth	9,318	555
Concentrated Growth	1,509	—
Flexible Cap	924	—
Growth Opportunities	6,435	599
Small Cap Growth	—	—
Small/Mid Cap Growth	10,962	—
Strategic Growth	2,208	11
Technology Opportunities	8,123	436

D.  Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.17% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class P and Class R6 Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.05% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, and Class R Shares of the Small/Mid Cap Growth Fund. This

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Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

arrangement will remain in effect through at least December 27, 2020, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. Prior to December 28, 2019, such waiver was 0.07%.

Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.11% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the Technology Opportunities Fund. This arrangement will remain in effect through at least December 27, 2020, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. Prior to December 28, 2019, such waiver was 0.04%.

Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.03% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the Growth Opportunities, Blue Chip and Concentrated Growth Funds. Prior to December 28, 2019, such waiver was 0.05% with respect to Class A, Class C, Investor and Class R Shares of the Growth Opportunities Fund. This arrangement will remain in effect through at least December 27, 2020, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Blue Chip, Capital Growth, Concentrated Growth, Flexible Cap, Growth Opportunities, Small Cap Growth, Small/Mid Cap Growth, Strategic Growth, and Technology Opportunities Funds are 0.084%, 0.004%, 0.004%, 0.004%, 0.004%, 0.024%, 0.064%, 0.004%, and 0.004%, respectively. These Other Expense limitations will remain in place through at least December 27, 2020 (October 31, 2020 for Small Cap Growth), and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended February 29, 2020, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Fee Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions
Blue Chip	$141	$979	$267,338	$268,458
Capital Growth	2,274	2,288	841,688	846,250
Concentrated Growth	799	1,249	354,938	356,986
Flexible Cap	38	11	277,516	277,565
Growth Opportunities	373,872	103,250	319,780	796,902
Small Cap Growth	32	—	145,198	145,230
Small/Mid Cap Growth	29,548	270,518	—	300,066
Strategic Growth	643	73	369,659	370,375
Technology Opportunities	5,585	119,402	178,339	303,326

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4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G.  Line of Credit Facility — As of February 29, 2020, the Funds participated in a $580,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 29, 2020, the Funds did not have any borrowings under the facility.

I.  Other Transactions with Affiliates — For the six months ended February 29, 2020, Goldman Sachs earned $13,558, $99, $15,241, $61,369, $31 and $2,768, in brokerage commissions from portfolio transactions, on behalf of the Capital Growth, Flexible Cap, Growth Opportunities, Small/Mid Cap Growth, Strategic Growth, and Technology Opportunities Funds, respectively.

The table below shows the transactions in and earnings from investments in the Government Money Market Fund — Institutional Shares for the six months ended February 29, 2020:

Fund	Beginning Value as of August 31, 2019	Purchases at Cost	Proceeds from Sales	Market Value as of February 29, 2020	Shares as of February 29, 2020	Dividend Income
Blue Chip	$497,742	$1,441,544	$(1,939,287)	$—	—	$1,539
Capital Growth	811,200	20,182,634	(15,036,424)	5,957,410	5,957,410	23,180
Concentrated Growth	689,278	7,945,702	(8,017,026)	617,954	617,954	8,547
Flexible Cap	37,087	916,699	(895,576)	58,210	58,210	385
Growth Opportunities	5,547,470	215,640,320	(198,629,928)	22,557,862	22,557,862	115,373
Small Cap Growth	—	5,053,509	(5,000,642)	52,867	52,867	845
Small/Mid Cap Growth	70,204,229	344,401,791	(377,095,908)	37,510,112	37,510,112	309,656
Strategic Growth	992,869	13,101,508	(13,736,417)	357,960	357,960	6,850
Technology Opportunities	—	55,045,674	(41,811,337)	13,234,337	13,234,337	5,668

As of February 29, 2020, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of outstanding shares of the following Funds:

Fund	Class A	Class C	Institutional	Investor	Class P	Class R	Class R6
Blue Chip	—%	—%	54%	8%	—%	100%	—%
Concentrated Growth	—	—	—	20	—	100	—
Flexible Cap	—	—	—	84	—	73	8
Small Cap Growth	84	100	97	100	11	100	100
Strategic Growth	—	—	—	—	—	14	7

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Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 29, 2020, were as follows:

Fund	Purchases	Sales
Blue Chip	$1,943,180	$3,693,253
Capital Growth	171,960,159	227,755,885
Concentrated Growth	34,285,716	39,778,003
Flexible Cap	4,426,247	4,147,103
Growth Opportunities	328,930,895	565,684,488
Small Cap Growth	5,607,464	1,325,880
Small/Mid Cap Growth	473,181,087	683,173,097
Strategic Growth	31,094,702	52,494,449
Technology Opportunities	64,760,901	91,063,051

6. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Capital Growth, Growth Opportunities, Small/Mid Cap Growth and Strategic Growth Funds invest the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or

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6. SECURITIES LENDING (continued)

prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of August 31, 2019, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable. The Funds did not have securities on loan as of February 29, 2020.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 29, 2020, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended February 29, 2020:

Fund	Beginning Value as of August 31, 2019	Purchases at Cost	Proceeds from Sales	Ending Value as of February 29, 2020
Capital Growth	$—	$21,817,951	$(20,776,242)	$1,041,709
Growth Opportunities	—	100,220,965	(100,220,965)	—
Small/Mid Cap Growth	—	223,145,589	(197,166,882)	25,978,707
Strategic Growth	—	7,399,532	(7,399,532)	—
Technology Opportunities	—	13,435,454	(13,435,454)	—

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2019, the Funds’ certain timing differences on a tax basis were as follows:

	Blue Chip	Capital Growth	Concentrated Growth	Flexible Cap Growth	Growth Opportunities	Small/Mid Cap Growth	Strategic Growth	Technology Opportunities
Qualified Late Year Loss Deferral and Post October Losses	$(81,878)	$(13,982,552)	$(669,788)	$(175,248)	$(3,184,452)	$(17,202,922)	$(1,999,947)	$(6,321,739)

As of February 29, 2020, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Blue Chip	Capital Growth	Concentrated Growth	Flexible Cap Growth	Growth Opportunities	Small Cap Growth	Small/Mid Cap Growth	Strategic Growth	Technology Opportunities
Tax Cost	$8,667,804	$638,092,350	$98,059,761	$15,231,814	$878,143,933	$4,412,373	$1,590,354,901	$82,889,093	$266,587,294
Gross unrealized gain	1,893,675	239,249,589	55,089,959	4,673,289	217,979,609	273,600	375,474,545	66,285,834	237,043,749
Gross unrealized loss	(208,341)	(27,143,993)	(1,392,334)	(828,174)	(32,362,034)	(319,165)	(76,520,257)	(1,519,703)	(2,361,856)
Net unrealized gains (losses)	$1,685,334	$212,105,596	$53,697,625	$3,845,115	$185,617,575	$(45,565)	$298,954,288	$64,766,131	$234,681,893

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, differences to the tax treatment of underlying fund investments, and partnership investments.

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Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

7. TAX INFORMATION (continued)

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invest. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Industry Concentration Risk — The Technology Opportunities Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage. Because of its focus on technology, media and service companies, the Technology Opportunities Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Opportunities Fund may also invest in a relatively few number of issuers. Thus, the Technology Opportunities Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

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8. OTHER RISKS (continued)

In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

	Blue Chip Fund

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	55,874	$782,551	139,691	$1,745,301
Reinvestment of distributions	12,565	176,323	17,899	211,711
Shares redeemed	(43,865)	(607,555)	(53,255)	(663,868)
	24,574	351,319	104,335	1,293,144
Class C Shares
Shares sold	10,348	140,463	113,257	1,245,148
Reinvestment of distributions	4,445	59,055	2,215	24,978
Shares redeemed	(1,052)	(14,392)	(13,105)	(148,105)
	13,741	185,126	102,367	1,122,021
Institutional Shares
Shares sold	3,542	49,984	118,834	1,528,950
Reinvestment of distributions	1,252	17,743	20,066	239,180
Shares redeemed	(402)	(5,489)	(433,612)	(5,499,920)
	4,392	62,238	(294,712)	(3,731,790)
Investor Shares
Shares sold	1,000	14,168	72,477	966,895
Reinvestment of distributions	737	10,448	1,602	19,105
Shares redeemed	(60,902)	(852,234)	(13,192)	(167,309)
	(59,165)	(827,618)	60,887	818,691
Class P Shares
Shares sold	—	(42)	—	—
Reinvestment of distributions	7,056	100,044	14,612	174,322
Shares redeemed	(20,793)	(301,615)	(2,719)	(32,450)
	(13,737)	(201,613)	11,893	141,872
Class R Shares
Shares sold	—	—	5	66
	—	—	5	66
Class R6 Shares
Shares sold	30,500	428,268	281,458	3,431,101
Reinvestment of distributions	8,674	122,997	—	—
Shares redeemed	(146,081)	(2,061,918)	(47,083)	(619,896)
	(106,907)	(1,510,653)	234,375	2,811,205

NET INCREASE (DECREASE)	(137,102)	$(1,941,201)	219,150	$2,455,209

132

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Capital Growth Fund

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	239,597	$5,785,105	2,326,964	$63,575,763
Reinvestment of distributions	1,181,420	27,979,749	10,589,777	211,151,830
Shares redeemed	(1,726,319)	(41,254,346)	(4,966,143)	(110,412,912)
	(305,302)	(7,489,492)	7,950,598	164,314,681
Class C Shares
Shares sold	73,407	1,059,541	327,241	4,651,883
Reinvestment of distributions	71,152	1,004,660	658,461	8,079,315
Shares redeemed	(215,055)	(3,107,038)	(2,404,811)	(51,096,241)
	(70,496)	(1,042,837)	(1,419,109)	(38,365,043)
Institutional Shares
Shares sold	105,277	2,915,299	316,530	8,184,104
Reinvestment of distributions	70,107	1,922,071	645,191	14,798,485
Shares redeemed	(185,478)	(5,108,300)	(842,773)	(22,071,500)
	(10,094)	(270,930)	118,948	911,089
Service Shares
Shares sold	14,869	341,652	4,932	104,779
Reinvestment of distributions	3,047	68,220	26,626	503,495
Shares redeemed	(3,736)	(85,619)	(17,952)	(366,513)
	14,180	324,253	13,606	241,761
Investor Shares
Shares sold	74,647	1,804,713	50,282	1,389,538
Reinvestment of distributions	12,797	310,127	130,778	2,665,391
Shares redeemed	(45,761)	(1,115,983)	(178,385)	(4,171,169)
	41,683	998,857	2,675	(116,240)
Class P Shares
Shares sold	49,141	1,374,589	93,887	2,394,812
Reinvestment of distributions	124,310	3,401,935	1,146,496	26,269,986
Shares redeemed	(116,718)	(3,177,389)	(911,046)	(22,413,350)
	56,733	1,599,135	329,337	6,251,448
Class R Shares
Shares sold	53,878	1,224,884	66,551	1,464,100
Reinvestment of distributions	15,822	352,167	133,698	2,517,533
Shares redeemed	(66,860)	(1,504,163)	(88,796)	(1,953,605)
	2,840	72,888	111,453	2,028,028
Class R6 Shares
Shares sold	16,080	444,146	181,932	4,163,919
Reinvestment of distributions	2,870	78,575	706	16,187
Shares redeemed	(21,291)	(582,531)	(96,563)	(2,550,602)
	(2,341)	(59,810)	86,075	1,629,504

NET INCREASE (DECREASE)	(272,797)	$(5,867,936)	7,193,583	$136,895,228

133

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Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Concentrated Growth Fund

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	24,213	$434,547	122,574	$2,118,396
Reinvestment of distributions	28,021	488,415	37,996	567,276
Shares redeemed	(36,544)	(664,962)	(68,358)	(1,074,197)
	15,690	258,000	92,212	1,611,475
Class C Shares
Shares sold	13,907	196,444	10,772	149,037
Reinvestment of distributions	4,844	65,059	10,648	126,388
Shares redeemed	(12,532)	(177,586)	(96,594)	(1,425,873)
	6,219	83,917	(75,174)	(1,150,448)
Institutional Shares
Shares sold	6,925	141,120	27,746	499,624
Reinvestment of distributions	48,540	919,091	93,159	1,497,144
Shares redeemed	(61,421)	(1,197,270)	(202,347)	(3,377,225)
	(5,956)	(137,059)	(81,442)	(1,380,457)
Investor Shares
Shares sold	—	—	2,123	37,089
Reinvestment of distributions	619	11,029	2,918	44,432
Shares redeemed	(694)	(12,488)	(21,141)	(336,592)
	(75)	(1,459)	(16,100)	(255,071)
Class P Shares
Shares sold	72,857	1,456,894	155,891	2,757,378
Reinvestment of distributions	534,993	10,103,292	899,567	14,440,076
Shares redeemed	(304,425)	(5,888,630)	(21,141)	(20,497,343)
	303,425	5,671,556	(149,118)	(3,299,889)
Class R Shares
Shares sold	175	2,986	136	2,053
Reinvestment of distributions	123	2,047	176	2,528
Shares redeemed	(918)	(15,755)	—	—
	(620)	(10,722)	312	2,581
Class R6 Shares
Shares sold	3,971	77,017	25,768	419,933
Reinvestment of distributions	2,165	40,913	715	11,480
Shares redeemed	(6,203)	(121,422)	(2,803)	(51,385)
	(67)	(3,492)	23,680	380,028

NET INCREASE (DECREASE)	318,616	$5,860,741	(205,630)	$(4,089,781)

134

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Flexible Cap Fund

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	23,462	$289,192	77,181	$811,174
Reinvestment of distributions	27,095	329,577	39,617	416,480
Shares redeemed	(22,585)	(281,631)	(99,309)	(1,111,353)
	27,972	337,138	17,489	116,301
Class C Shares
Shares sold	13,435	141,143	24,890	242,354
Reinvestment of distributions	8,140	83,942	11,501	104,102
Shares redeemed	(9,399)	(98,874)	(29,029)	(273,208)
	12,176	126,211	7,362	73,248
Institutional Shares
Shares sold	3,887	50,538	5,393	70,565
Reinvestment of distributions	2,684	35,557	10,036	114,070
Shares redeemed	(5,741)	(76,535)	(90,119)	(1,051,675)
	830	9,560	(74,690)	(867,040)
Investor Shares
Shares sold	507	6,675	540	6,934
Reinvestment of distributions	315	4,078	465	5,174
Shares redeemed	(3,275)	(44,326)	(578)	(7,047)
	(2,453)	(33,573)	427	5,061
Class P Shares
Shares sold	16,335	222,000	7,893	100,000
Reinvestment of distributions	49,025	648,521	81,854	930,190
Shares redeemed	(11,243)	(150,137)	(156,289)	(1,800,671)
	54,117	720,384	(66,542)	(770,481)
Class R Shares
Shares sold	47	565	186	2,035
Reinvestment of distributions	200	2,314	394	3,964
Shares redeemed	(3)	(32)	(1,224)	(14,060)
	244	2,847	(644)	(8,061)
Class R6 Shares
Shares sold	2,987	39,776	20,336	233,326
Reinvestment of distributions	944	12,477	94	1,068
Shares redeemed	(4,839)	(64,549)	(5,808)	(70,317)
	(908)	(12,296)	14,622	164,077

NET INCREASE (DECREASE)	91,978	$1,150,271	(101,976)	$(1,286,895)

135

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Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Growth Opportunities Fund

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,620,329	$25,014,121	4,197,760	$77,043,096
Reinvestment of distributions	5,640,612	77,784,047	5,713,530	85,245,871
Shares redeemed	(3,839,460)	(62,646,946)	(9,644,304)	(172,578,662)
	3,421,481	40,151,222	266,986	(10,289,695)
Class C Shares
Shares sold	603,905	3,632,843	792,120	7,102,051
Reinvestment of distributions	2,761,788	15,134,597	2,034,557	17,090,278
Shares redeemed	(1,562,005)	(11,200,814)	(3,723,562)	(44,452,687)
	1,803,688	7,566,626	(896,885)	(20,260,358)
Institutional Shares
Shares sold	2,915,823	62,400,704	6,094,848	130,504,754
Reinvestment of distributions	4,948,888	92,940,122	9,354,603	176,053,628
Shares redeemed	(8,705,781)	(178,306,698)	(36,427,298)	(815,800,134)
	(841,070)	(22,965,872)	(20,977,847)	(509,241,752)
Service Shares
Shares sold	102,564	1,434,089	324,629	5,025,423
Reinvestment of distributions	561,939	7,013,003	504,280	7,014,537
Shares redeemed	(427,059)	(5,916,049)	(759,817)	(12,353,195)
	237,444	2,531,043	69,092	(313,235)
Investor Shares
Shares sold	515,001	8,779,583	2,140,187	38,600,959
Reinvestment of distributions	1,249,675	18,957,577	1,100,078	17,579,243
Shares redeemed	(1,086,584)	(18,618,617)	(3,101,761)	(61,058,638)
	678,092	9,118,543	138,504	(4,878,436)
Class P Shares
Shares sold	10,856	217,295	89,688	1,894,904
Reinvestment of distributions	743,933	13,993,377	943,033	17,766,747
Shares redeemed	(669,206)	(13,943,218)	(1,405,191)	(29,385,906)
	85,583	267,454	(372,470)	(9,724,255)
Class R Shares
Shares sold	249,658	3,673,127	487,349	7,975,654
Reinvestment of distributions	969,214	12,124,863	896,518	12,497,449
Shares redeemed	(538,710)	(8,061,845)	(1,158,232)	(19,442,792)
	680,162	7,736,145	225,635	1,030,311
Class R6 Shares
Shares sold	882,138	18,427,343	2,561,427	61,358,467
Reinvestment of distributions	1,839,234	34,577,596	2,500,146	47,077,755
Shares redeemed	(1,244,979)	(25,869,708)	(5,446,933)	(112,980,883)
	1,476,393	27,135,231	(385,360)	(4,544,661)

NET INCREASE (DECREASE)	7,541,773	$71,540,392	(21,932,345)	$(558,222,081)

136

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Growth Fund

	For the period October 31, 2019* to February 29, 2020 (Unaudited)

	Shares	Dollars

Class A Shares
Shares sold	5,962	$61,000
Reinvestment of distributions	8	82
	5,970	61,082
Class C Shares
Shares sold	5,000	50,000
Reinvestment of distributions	2	18
	5,002	50,018
Institutional Shares
Shares sold	381,031	3,821,200
Reinvestment of distributions	806	8,547
	381,837	3,829,747
Investor Shares
Shares sold	5,000	50,000
Reinvestment of distributions	10	104
	5,010	50,104
Class P Shares
Shares sold	43,398	479,000
Reinvestment of distributions	11	117
	43,409	479,117
Class R Shares
Shares sold	5,000	50,000
Reinvestment of distributions	6	61
	5,006	50,061
Class R6 Shares
Shares sold	5,000	50,000
Reinvestment of distributions	11	117
	5,011	50,117

NET INCREASE	451,245	$4,570,246

137

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Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small/Mid Cap Growth Fund

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,129,061	$22,409,874	3,055,829	$61,196,109
Reinvestment of distributions	1,906,385	35,840,022	2,664,057	44,942,631
Shares redeemed	(3,090,321)	(62,388,036)	(5,808,002)	(113,164,610)
	(54,875)	(4,138,140)	(88,116)	(7,025,870)
Class C Shares
Shares sold	342,583	5,361,567	906,460	14,228,486
Reinvestment of distributions	1,697,651	25,311,985	2,471,157	34,522,065
Shares redeemed	(1,793,251)	(28,749,335)	(4,852,262)	(78,782,495)
	246,983	1,924,217	(1,474,645)	(30,031,944)
Institutional Shares
Shares sold	4,010,543	88,507,423	10,622,034	223,847,881
Reinvestment of distributions	4,259,079	88,461,069	6,539,687	119,937,857
Shares redeemed	(8,741,495)	(192,065,939)	(20,657,061)	(419,534,065)
	(471,873)	(15,097,447)	(3,495,340)	(75,748,327)
Service Shares
Shares sold	198,596	3,794,297	343,686	6,645,316
Reinvestment of distributions	130,447	2,354,561	148,708	2,426,917
Shares redeemed	(263,635)	(5,033,474)	(346,090)	(6,647,588)
	65,408	1,115,384	146,304	2,424,645
Investor Shares
Shares sold	1,689,674	35,654,667	3,456,356	71,558,500
Reinvestment of distributions	2,624,916	52,183,322	4,131,670	72,965,292
Shares redeemed	(4,161,075)	(88,253,836)	(9,904,520)	(202,917,534)
	153,515	(415,847)	(2,316,494)	(58,393,742)
Class P Shares
Shares sold	1,111,014	24,054,922	1,052,753	21,393,870
Reinvestment of distributions	1,155,623	24,025,405	1,858,301	34,099,828
Shares redeemed	(1,026,128)	(23,105,942)	(4,059,667)	(80,815,222)
	1,240,509	24,974,385	(1,148,613)	(25,421,524)
Class R Shares
Shares sold	92,792	1,757,225	213,194	3,927,510
Reinvestment of distributions	103,777	1,845,169	162,654	2,621,986
Shares redeemed	(256,342)	(4,882,557)	(614,957)	(11,692,367)
	(59,773)	(1,280,163)	(239,109)	(5,142,871)
Class R6 Shares
Shares sold	436,913	9,618,266	1,260,687	26,837,469
Reinvestment of distributions	354,195	7,363,714	342,894	6,292,101
Shares redeemed	(442,934)	(9,746,220)	(680,883)	(14,655,919)
	348,174	7,235,760	922,698	18,473,651

NET INCREASE (DECREASE)	1,468,068	$14,318,149	(7,693,315)	$(180,865,982)

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11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Strategic Growth Fund

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	270,168	$2,418,905	692,799	$7,261,817
Reinvestment of distributions	513,629	4,304,210	1,136,370	9,022,776
Shares redeemed	(479,909)	(4,342,032)	(950,994)	(8,317,481)
	303,888	2,381,083	878,175	7,967,112
Class C Shares
Shares sold	46,917	255,071	223,807	1,231,361
Reinvestment of distributions	188,776	938,217	359,395	1,890,416
Shares redeemed	(195,763)	(1,060,496)	(743,127)	(5,981,094)
	39,930	132,792	(159,925)	(2,859,317)
Institutional Shares
Shares sold	327,586	3,349,642	1,370,330	13,578,614
Reinvestment of distributions	762,714	7,331,386	2,171,746	19,362,035
Shares redeemed	(1,116,087)	(11,441,233)	(3,550,043)	(35,503,248)
	(25,787)	(760,205)	(7,967)	(2,562,599)
Service Shares
Shares sold	3,229	29,583	302,389	2,777,143
Reinvestment of distributions	12,248	100,315	23,135	180,451
Shares redeemed	(7,790)	(69,432)	(300,672)	(2,701,615)
	7,687	60,466	24,852	255,979
Investor Shares
Shares sold	25,157	260,150	149,935	2,034,023
Reinvestment of distributions	24,665	235,813	123,585	1,098,042
Shares redeemed	(19,258)	(197,788)	(298,341)	(2,969,698)
	30,564	298,175	(24,821)	162,367
Class P Shares
Shares sold	93,433	953,975	179,672	1,723,950
Reinvestment of distributions	1,128,927	10,817,531	3,106,814	27,631,178
Shares redeemed	(1,027,533)	(10,441,291)	(3,242,428)	(32,409,098)
	194,827	1,330,215	44,058	(3,053,970)
Class R Shares
Shares sold	14,160	115,124	21,942	193,470
Reinvestment of distributions	321	2,558	418	3,190
Shares redeemed	(37,572)	(321,393)	(8,392)	(75,522)
	(23,091)	(203,711)	13,968	121,138
Class R6 Shares
Shares sold	2,006	20,590	48,598	438,055
Reinvestment of distributions	5,708	54,757	496	4,416
Shares redeemed	(28,492)	(299,066)	(4,053)	(40,597)
	(20,778)	(223,719)	45,041	401,874

NET INCREASE	507,240	$3,015,096	813,381	$432,584

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Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Technology Opportunities Fund

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	1,156,490	$26,238,631	2,314,180	$56,262,003
Reinvestment of distributions	2,085,572	43,609,325	2,856,623	55,275,661
Shares redeemed	(1,642,687)	(37,612,457)	(3,168,448)	(69,310,443)
	1,599,375	32,235,499	2,002,355	42,227,221
Class C Shares
Shares sold	135,864	2,248,547	222,819	3,771,879
Reinvestment of distributions	269,706	4,131,894	392,107	5,909,052
Shares redeemed	(288,123)	(4,913,853)	(1,706,037)	(35,147,928)
	117,447	1,466,588	(1,091,111)	(25,466,997)
Institutional Shares
Shares sold	611,508	16,115,326	695,071	17,458,982
Reinvestment of distributions	433,094	10,502,518	570,904	12,497,081
Shares redeemed	(419,693)	(11,020,942)	(1,265,917)	(32,565,576)
	624,909	15,596,902	58	(2,609,513)
Service Shares
Shares sold	198,200	4,403,260	496,870	11,322,700
Reinvestment of distributions	218,520	4,425,035	317,847	5,994,587
Shares redeemed	(306,334)	(6,711,471)	(735,765)	(16,076,331)
	110,386	2,116,824	78,952	1,240,956
Investor Shares
Shares sold	61,804	1,615,979	146,004	3,698,019
Reinvestment of distributions	107,586	2,550,857	171,725	3,690,377
Shares redeemed	(152,305)	(3,936,892)	(315,097)	(7,617,215)
	17,085	229,944	2,632	(228,819)
Class P Shares
Shares sold	269,073	7,096,902	279,069	7,708,280
Reinvestment of distributions	145,323	3,525,530	207,017	4,533,680
Shares redeemed	(99,076)	(2,543,997)	(368,575)	(8,610,790)
	315,320	8,078,435	117,511	3,631,170
Class R6 Shares
Shares sold	5,184	138,554	4,856	125,149
Reinvestment of distributions	1,342	32,559	92	2,018
Shares redeemed	(22)	(578)	(104)	(2,726)
	6,504	170,535	4,844	124,441

NET INCREASE	2,791,026	$59,894,727	1,115,241	$18,918,459

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Liquidity Risk Management Program

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 11-12, 2020, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; and (2) an assessment of the methodologies used to classify investments into one of four liquidity categories. The report concluded that the Program was reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting (the “Meeting”) of the Goldman Sachs Trust (“GST”) was held on January 23, 2020 to consider and act upon the proposals below. The Funds will amortize their respective share of the proxy, shareholder meeting and other related costs and GSAM has agreed to reimburse the Funds to the extent such expenses exceed a specified percentage of each Funds’ net assets.

At the Meeting, Dwight L. Bush, Kathryn A. Cassidy, Joaquin Delgado and Gregory G. Weaver were elected to the Trust’s Board of Trustees. In electing the trustees, the Trust’s shareholders voted as follows:

Proposal 1. Election of Trustees	For	Against	Withheld	Broker Non-Votes

Dwight L. Bush	94,278,961,728.065	0	349,026,343.365	0

Kathryn A. Cassidy	94,310,850,789.164	0	317,137,282.266	0

Joaquin Delgado	94,282,646,444.727	0	345,341,626.703	0

Gregory G. Weaver	94,306,589,873.348	0	321,398,198.082	0

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Fund Expenses — Six Month Period Ended February 29, 2020 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class P, Class R or Class R6 Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2019 through February 29, 2020, which represents a period of 182 days of a 366 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher:

	Blue Chip Fund				Capital Growth Fund				Concentrated Growth Fund				Flexible Cap Fund				Growth Opportunities Fund
Share Class	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/2020*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/2020*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/2020*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/2020*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/2020*
Class A
Actual	$1,000.00	$996.45		$5.21	$1,000.00	$1,013.51		$5.71	$1,000.00	$1,057.96		$5.94	$1,000.00	$1,010.48		$5.00	$1,000.00	$1,007.21		$6.04
Hypothetical 5% return	1,000.00	1,019.64	+	5.27	1,000.00	1,019.19	+	5.72	1,000.00	1,019.10	+	5.82	1,000.00	1,019.89	+	5.02	1,000.00	1,018.65	+	6.27
Class C
Actual	1,000.00	991.49		8.91	1,000.00	1,010.02		9.45	1,000.00	1,053.69		9.75	1,000.00	1,006.59		8.73	1,000.00	1,002.02		9.96
Hypothetical 5% return	1,000.00	1,015.91	+	9.02	1,000.00	1,015.47	+	9.47	1,000.00	1,015.37	+	9.57	1,000.00	1,016.16	+	8.77	1,000.00	1,014.92	+	10.02
Institutional
Actual	1,000.00	997.05		3.48	1,000.00	1,015.21		3.81	1,000.00	1,059.61		4.15	1,000.00	1,011.15		3.10	1,000.00	1,008.93		4.55
Hypothetical 5% return	1,000.00	1,021.38	+	3.52	1,000.00	1,021.08	+	3.82	1,000.00	1,020.84	+	4.07	1,000.00	1,021.78	+	3.12	1,000.00	1,020.34	+	4.57
Service
Actual	—	—		—	1,000.00	1,013.12		6.31	—	—		—	—	—		—	1,000.00	1,005.77		7.03
Hypothetical 5% return	—	—		—	1,000.00	1,018.60	+	6.32	—	—		—	—	—		—	1,000.00	1,017.85	+	7.07
Investor
Actual	1,000.00	997.47		4.12	1,000.00	1,014.94		4.46	1,000.00	1,059.30		4.66	1,000.00	1,011.10		3.75	1,000.00	1,007.91		4.99
Hypothetical 5% return	1,000.00	1,020.74	+	4.17	1,000.00	1,020.44	+	4.47	1,000.00	1,020.34	+	4.57	1,000.00	1,021.13	+	3.77	1,000.00	1,019.89	+	5.02
Class P
Actual	1,000.00	997.18		3.43	1,000.00	1,015.74		3.76	1,000.00	1,059.85		4.10	1,000.00	1,011.31		3.05	1,000.00	1,008.92		4.50
Hypothetical 5% return	1,000.00	1,021.43	+	3.47	1,000.00	1,021.13	+	3.77	1,000.00	1,020.89	+	4.02	1,000.00	1,021.13	+	3.07	1,000.00	1,020.39	+	4.52
Class R
Actual	1,000.00	994.57		6.45	1,000.00	1,012.04		6.95	1,000.00	1,056.17		7.21	1,000.00	1,008.70		6.24	1,000.00	1,005.78		7.48
Hypothetical 5% return	1,000.00	1,018.40	+	6.52	1,000.00	1,017.95	+	6.97	1,000.00	1,017.85	+	7.07	1,000.00	1,018.65	+	6.27	1,000.00	1,017.40	+	7.52
Class R6
Actual	1,000.00	997.90		3.43	1,000.00	1,015.28		5.71	1,000.00	1,059.81		4.10	1,000.00	1,012.14		3.05	1,000.00	1,008.92		4.50
Hypothetical 5% return	1,000.00	1,021.43	+	3.47	1,000.00	1,021.13	+	3.77	1,000.00	1,020.89	+	4.02	1,000.00	1,021.83	+	3.07	1,000.00	1,020.39	+	4.52

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
Blue Chip	1.05%	1.80%	0.70%	N/A	0.83%	0.69%	1.30%	0.69%
Capital Growth	1.14	1.89	0.76	1.26%	0.89	0.75	1.39	0.75
Concentrated Growth	1.16	1.91	0.81	N/A	0.91	0.80	1.41	0.80
Flexible Cap	1.00	1.75	0.62	N/A	0.75	0.61	1.25	0.61
Growth Opportunities	1.25	2.00	0.91	1.14	1.00	0.90	1.50	0.90

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	Small Cap Growth Fund				Small/Mid Cap Growth Fund				Strategic Growth Fund				Technology Opportunities Fund
Share Class	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/2020*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/2020*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/2020*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/2020*
Class A
Actual	$1,000.00	$1,017.58		$4.40	$1,000.00	$1,053.26		$6.33	$1,000.00	$1,054.00		$5.82	$1,000.00	$1,077.21		$5.10
Hypothetical 5% return	1,000.00	1,018.30	+	6.62	1,000.00	1,018.70	+	6.22	1,000.00	1,019.19	+	5.72	1,000.00	1,018.40	+	6.52
Class C
Actual	1,000.00	1,014.34		6.89	1,000.00	1,049.60		10.19	1,000.00	1,050.56		9.64	1,000.00	1,073.80		10.62
Hypothetical 5% return	1,000.00	1,014.57	+	10.37	1,000.00	1,014.92	+	10.02	1,000.00	1,015.47	+	9.47	1,000.00	1,014.62	+	10.32
Institutional
Actual	1,000.00	1,018.21		3.14	1,000.00	1,055.28		4.75	1,000.00	1,054.65		3.88	1,000.00	1,079.21		5.12
Hypothetical 5% return	1,000.00	1,020.19	+	4.72	1,000.00	1,020.24	+	4.67	1,000.00	1,021.08	+	3.82	1,000.00	1,019.40	+	4.97
Service
Actual	—	—		—	1,000.00	1,052.03		7.30	1,000.00	1,052.74		6.43	1,000.00	1,076.13		7.69
Hypothetical 5% return	—	—		—	1,000.00	1,017.75	+	7.17	1,000.00	1,018.60	+	6.32	1,000.00	1,017.45	+	7.47
Investor
Actual	1,000.00	1,017.99		3.57	1,000.00	1,054.57		5.06	1,000.00	1,054.79		4.55	1,000.00	1,078.79		5.43
Hypothetical 5% return	1,000.00	1,018.30	+	6.62	1,000.00	1,018.70	+	6.22	1,000.00	1,020.44	+	4.47	1,000.00	1,019.64	+	5.27
Class P
Actual	1,000.00	1,018.23		3.04	1,000.00	1,055.23		4.70	1,000.00	1,055.96		3.83	1,000.00	1,079.17		5.07
Hypothetical 5% return	1,000.00	1,020.34	+	4.57	1,000.00	1,020.29	+	4.62	1,000.00	1,021.13	+	3.77	1,000.00	1,019.99	+	4.92
Class R
Actual	1,000.00	1,016.17		5.23	1,000.00	1,052.57		7.60	1,000.00	1,051.58		7.09	—	—		—
Hypothetical 5% return	1,000.00	1,017.06	+	7.87	1,000.00	1,017.45	+	7.47	1,000.00	1,017.95	+	6.97	—	—		—
Class R6
Actual	1,000.00	1,018.23		3.10	1,000.00	1,054.72		4.70	1,000.00	1,055.00		3.83	1,000.00	1,079.17		5.07
Hypothetical 5% return	1,000.00	1,020.24	+	4.67	1,000.00	1,020.29	+	4.62	1,000.00	1,021.13	+	3.77	1,000.00	1,019.99	+	4.92

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
Small Cap Growth	1.32%	2.07%	0.94%	N/A	1.07%	0.91%	1.57%	0.93%
Small/Mid Cap Growth	1.24	2.00	0.93	1.43%	0.99	0.92	1.49	0.92
Strategic Growth	1.14	1.89	0.76	1.26	0.89	0.75	1.39	0.75
Technology Opportunities	1.30	2.06	0.99	1.49	1.05	0.98	N/A	0.98

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Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Small Cap Growth Fund (the “Fund”) is a newly-organized investment portfolio of Goldman Sachs Trust (the “Trust”) that commenced investment operations on October 31, 2019. At a meeting held on October 10-11, 2018 (the “Meeting”) in connection with the Fund’s organization, the Board of Trustees, including all of the Trustees present who are not parties to the Fund’s investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”).

At the Meeting, the Trustees reviewed the Management Agreement, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by the Fund; a comparison of the Fund’s anticipated expenses with those paid by other similar mutual funds; the Investment Adviser’s proposal to waive and/or reimburse the Fund’s expenses (with certain customary exceptions, such as taxes, brokerage fees, and extraordinary expenses); and potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Fund. Various information was also provided at a prior meeting at which the Fund was discussed.

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meeting and information received at prior meetings of the Trustees, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time.

Nature, Extent, and Quality of the Services to Be Provided under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided to the Fund by the Investment Adviser and its affiliates. The Trustees also considered information about the Fund’s structure, investment objective, strategies, and other characteristics. The Trustees considered the experience and capabilities of the investment team and noted that the Fund’s portfolio manager was currently managing other series of the Trust. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and other resources to the Fund. In this regard, the Trustees noted that, although the Fund was new (and therefore had no performance data to evaluate), the Investment Adviser had experience managing other funds and accounts that employ similar investment strategies. The Trustees concluded that the Investment Adviser’s management of the Fund likely would benefit the Fund and its shareholders.

Costs of Services to Be Provided and Profitability

The Trustees considered the contractual terms of the Management Agreement and the fee rates to be payable by the Fund thereunder. In this regard, the Trustees considered information on the services to be rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund.

In particular, the Trustees reviewed information on the proposed management fees and the Fund’s projected total operating expense ratios (both gross and net of expense limitations), and those were compared to similar information for comparable mutual funds advised by other, unaffiliated investment management firms, as well as the peer group and category medians. The comparisons of the Fund’s fee rates and total operating expense ratios were prepared by a third-party provider of mutual fund data. The Trustees believed that this information was useful in evaluating the reasonableness of the management fees and total expenses expected to be paid by the Fund.

The Trustees considered the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level. In addition, the Trustees recognized that there was not yet profitability data to evaluate for the Fund, but considered the Investment Adviser’s representations that (i) such data would be provided after the Fund commenced operations, and (ii) the Fund was not expected to be profitable to the Investment Adviser and its affiliates initially.

The Trustees noted the competitive nature of the fund marketplace, and that many of the Fund’s shareholders would be investing in the Fund in part because of the Fund’s relationship with the Investment Adviser. They also noted that shareholders would be able to redeem their Fund shares if they believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

145

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Economies of Scale

The Trustees considered the proposed breakpoints in the fee rates payable under the Management Agreement at the following annual percentage rates of the average daily net assets of the Fund:

Average Daily Net Assets	Management Fee Annual Rate

Next $2 billion	0.85%

Next $3 billion	0.77

Next $3 billion	0.73

Over $8 billion	0.71

The Trustees noted that the breakpoints were meant to share potential economies of scale, if any, with the Fund and its shareholders as assets under management reach those asset levels. The Trustees considered the Fund’s projected asset levels and information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group, as well as the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level. Upon reviewing these matters, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationship with the Fund, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Fund; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Fund; (d) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (i) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be open to doing business with other areas of Goldman Sachs.

Conclusion

In connection with their consideration of the Management Agreement for the Fund at the Meeting, the Trustees gave weight to various factors, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fee that would be payable by the Fund was reasonable in light of the services to be provided to it by the Investment Adviser, the Investment Adviser’s anticipated costs and the Fund’s reasonably anticipated asset levels. The Trustees unanimously concluded that the Investment Adviser’s management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved with respect to the Fund.

146

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.69 trillion in assets under supervision as of December 31, 2019, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Municipal Income Completion Fund
∎	Short Duration Tax-Free Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[4]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[5]
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[6]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[5]	Effective after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
[6]	Effective December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed the Goldman Sachs Target Date Retirement Portfolio.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of February 29, 2020 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2020 Goldman Sachs. All rights reserved. 200059-OTU-1180318 EQGRWSAR-20

Goldman Sachs Funds

Semi-Annual Report	February 29, 2020

Fundamental Equity Value Funds
Equity Income
Focused Value
Large Cap Value
Mid Cap Value
Small Cap Value
Small/Mid Cap Value

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Service, Class R6 and Class P shareholders or 800-526-7384 for all other shareholders. If you hold shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Funds’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs Fundamental Equity Value Funds

∎	EQUITY INCOME

∎	FOCUSED VALUE

∎	LARGE CAP VALUE

∎	MID CAP VALUE

∎	SMALL CAP VALUE

∎	SMALL/MID CAP VALUE

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Recent Market Events related to COVID-19

While this semi-annual report covers the six month period ended February 29 2020, we want to describe some more recent events through the end of April.

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events or actions. The full extent of the impact of COVID-19 on a Fund’s performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Fund shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

i

FUND BASICS

Equity Income Fund

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019, February 29, 2020	Fund Total Return (based on NAV)[1]	Russell 1000® Value Index[2]
Class A	-3.90%	-1.69%
Class C	-4.26	-1.69
Institutional	-3.77	-1.69
Service	-4.01	-1.69
Investor	-3.81	-1.69
Class P	-3.76	-1.69
Class R	-4.05	-1.69
Class R6	-3.76	-1.69

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The unmanaged Russell 1000 Value Index is a market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 2/29/20[3]

Holding	% of Net Assets	Line of Business	Country

JPMorgan Chase & Co.	3.9%	Banks	United States
Johnson & Johnson	3.7	Pharmaceuticals	United States
Verizon Communications, Inc.	3.1	Diversified Telecommunication Services	United States
Bank of America Corp.	3.0	Banks	United States
Medtronic PLC	3.0	Health Care Equipment & Supplies	United States
Chevron Corp.	2.9	Oil, Gas & Consumable Fuels	United States
Procter & Gamble Co. (The)	2.7	Household Products	United States
Wells Fargo & Co.	2.2	Banks	United States
Walmart, Inc.	2.0	Food & Staples Retailing	United States
Walt Disney Co. (The)	2.0	Entertainment	United States

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

1

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 29, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

Focused Value Fund

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Fund Total Return (based on NAV)[1]	Russell 1000® Value Index[2]
Class A	-1.72%	-1.69%
Class C	-2.14	-1.69
Institutional	-1.51	-1.69
Investor	-1.61	-1.69
Class P	-1.59	-1.69
Class R	-1.87	-1.69
Class R6	-1.60	-1.69

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The unmanaged Russell 1000 Value Index is a market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/20[3]

Holding	% of Net Assets	Line of Business	Country

Alphabet, Inc., Class A	6.0%	Interactive Media & Services	United States
Ameren Corp.	5.0	Multi-Utilities	United States
JPMorgan Chase & Co.	4.6	Banks	United States
Johnson & Johnson	4.4	Pharmaceuticals	United States
Honeywell International, Inc.	3.8	Industrial Conglomerates	United States
Wells Fargo & Co.	3.7	Banks	United States
Linde PLC	3.4	Chemicals	United Kingdom
Chevron Corp.	3.3	Oil, Gas & Consumable Fuels	United States
Morgan Stanley	3.3	Capital Markets	United States
Alexandria Real Estate Equities, Inc. REIT	3.2	Equity Real Estate Investment Trusts (REITs)	United States

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

3

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 29, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Large Cap Value Fund

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019, February 29, 2020	Fund Total Return (based on NAV)[1]	Russell 1000® Value Index[2]
Class A	-2.42%	-1.69%
Class C	-2.88	-1.69
Institutional	-2.31	-1.69
Service	-2.53	-1.69
Investor	-2.33	-1.69
Class P	-2.31	-1.69
Class R	-2.60	-1.69
Class R6	-2.31	-1.69

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The unmanaged Russell 1000 Value Index is a market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Value Index figures do not reflect any deduction of fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/2020[3]

Holding	% of Net Assets	Line of Business	Country

Berkshire Hathaway, Inc., Class B	4.1%	Diversified Financial Services	United States
JPMorgan Chase & Co.	4.0	Banks	United States
Johnson & Johnson	3.1	Pharmaceuticals	United States
Verizon Communications, Inc.	2.6	Diversified Telecommunication Services	United States
Wells Fargo & Co.	2.5	Banks	United States
Procter & Gamble Co. (The)	2.3	Household Products	United States
Walt Disney Co. (The)	2.3	Entertainment	United States
Chevron Corp.	2.2	Oil, Gas & Consumable Fuels	United States
NextEra Energy, Inc.	2.2	Electric Utilities	United States
Citigroup, Inc.	2.0	Banks	United States

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

5

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 29, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Mid Cap Value Fund

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019, February 29, 2020	Fund Total Return (based on NAV)[1]	Russell Midcap® Value Index[2]

Class A	-3.76%	-2.23%
Class C	-4.11	-2.23
Institutional	-3.56	-2.23
Service	-3.81	-2.23
Investor	-3.63	-2.23
Class P	-3.56	-2.23
Class R	-3.86	-2.23
Class R6	-3.59	-2.23

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell Midcap Value® Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Value Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/20[3]

Holding	% of Net Assets	Line of Business	Country

Zimmer Biomet Holdings, Inc.	1.9%	Health Care Equipment & Supplies	United States
AvalonBay Communities, Inc. REIT	1.8	Equity Real Estate Investment Trusts (REITs)	United States
Xcel Energy, Inc.	1.8	Electric Utilities	United States
Ameren Corp.	1.8	Multi-Utilities	United States
L3Harris Technologies, Inc.	1.8	Aerospace & Defense	United States
Sempra Energy	1.7	Multi-Utilities	United States
CMS Energy Corp.	1.7	Multi-Utilities	United States
ITT, Inc.	1.5	Machinery	United States
Stanley Black & Decker, Inc.	1.5	Machinery	United States
M&T Bank Corp.	1.5	Banks	United States

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

7

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 29, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

Small Cap Value Fund

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019, February 29, 2020	Fund Total Return (based on NAV)[1]	Russell 2000® Value Index[2]
Class A	-5.48%	-2.58%
Class C	-5.83	-2.58
Institutional	-5.32	-2.58
Service	-5.54	-2.58
Investor	-5.36	-2.58
Class P	-5.30	-2.58
Class R	-5.61	-2.58
Class R6	-5.29	-2.58

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2000 Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Value Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/20[3]

Holding	% of Net Assets	Line of Business	Country

Portland General Electric Co.	1.3%	Electric Utilities	United States
Healthcare Realty Trust, Inc. REIT	1.1	Equity Real Estate Investment Trusts (REITs)	United States
STAG Industrial, Inc. REIT	1.0	Equity Real Estate Investment Trusts (REITs)	United States
Rexnord Corp.	1.0	Machinery	United States
Lumentum Holdings, Inc.	1.0	Communications Equipment	United States
KBR, Inc.	1.0	IT Services	United States
Glacier Bancorp, Inc.	1.0	Banks	United States
Independent Bank Corp.	0.9	Banks	United States
CyrusOne, Inc. REIT	0.9	Equity Real Estate Investment Trusts (REITs)	United States
National Health Investors, Inc. REIT	0.9	Equity Real Estate Investment Trusts (REITs)	United States

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

9

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 29, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. Underlying sector allocations of Exchange Traded Funds held by the Fund are not reflected in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

10

FUND BASICS

Small/Mid Cap Value Fund

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019, February 29, 2020	Fund Total Return (based on NAV)[1]	Russell 2500® Value Index[2]
Class A	-3.32%	-2.52%
Class C	-3.77	-2.52
Institutional	-3.18	-2.52
Investor	-3.25	-2.52
Class P	-3.18	-2.52
Class R	-3.44	-2.52
Class R6	-3.18	-2.52

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2500 Value Index is composed of the smallest 2,500 of the 3,000 largest U.S. companies based on total market capitalization with lower price-to-book ratios and lower forecast growth values. It is calculated by Frank Russell Company, and reflects reinvestment of all dividends and capital gains. The Russell 2500 Value Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 2/29/20[3]

Holding	% of Net Assets	Line of Business	Country

Alliant Energy Corp.	1.3%	Electric Utilities	United States
Equity LifeStyle Properties, Inc. REIT	1.2	Equity Real Estate Investment Trusts (REITs)	United States
Atmos Energy Corp.	1.2	Gas Utilities	United States
Camden Property Trust REIT	1.2	Equity Real Estate Investment Trusts (REITs)	United States
Bio-Rad Laboratories, Inc., Class A	1.1	Life Sciences Tools & Services	United States
Old Dominion Freight Line, Inc.	1.0	Road & Rail	United States
Timken Co. (The)	1.0	Machinery	United States
Brown & Brown, Inc.	1.0	Insurance	United States
nVent Electric PLC	1.0	Electrical Equipment	United States
Healthcare Realty Trust, Inc. REIT	1.0	Equity Real Estate Investment Trusts (REITs)	United States

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

11

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of February 29, 2020

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

12

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Aerospace & Defense – 1.6%
16,130	Northrop Grumman Corp.	$5,304,189

Banks – 11.3%
355,029	Bank of America Corp.	10,118,327
113,294	JPMorgan Chase & Co.	13,154,566
17,201	M&T Bank Corp.	2,414,676
102,189	Truist Financial Corp.	4,715,001
178,985	Wells Fargo & Co.	7,311,537

		37,714,107

Beverages – 1.4%
84,636	Coca-Cola Co. (The)	4,527,180

Biotechnology – 1.4%
23,936	AbbVie, Inc.	2,051,555
13,410	Amgen, Inc.	2,678,379

		4,729,934

Capital Markets – 4.3%
5,755	BlackRock, Inc.	2,664,622
18,452	CME Group, Inc.	3,668,627
98,362	Morgan Stanley	4,429,241
40,352	Singapore Exchange Ltd. ADR(a)	3,679,901

		14,442,391

Chemicals – 3.2%
36,653	DuPont de Nemours, Inc.	1,572,414
17,285	Ecolab, Inc.	3,119,078
30,664	Linde PLC	5,857,131

		10,548,623

Commercial Services & Supplies – 1.5%
55,290	Republic Services, Inc.	4,990,475

Communications Equipment – 1.2%
64,142	Cisco Systems, Inc.	2,561,190
74,715	Juniper Networks, Inc.	1,585,452

		4,146,642

Construction & Engineering – 0.7%
93,909	Vinci SA ADR(a)	2,364,629

Containers & Packaging – 1.0%
90,769	International Paper Co.	3,354,822

Diversified Telecommunication Services – 3.1%
191,500	Verizon Communications, Inc.	10,371,640

Electric Utilities – 1.0%
51,336	Xcel Energy, Inc.	3,199,260

Electronic Equipment, Instruments & Components – 1.5%
56,803	National Instruments Corp.	2,288,025
31,144	TE Connectivity Ltd.	2,580,903

		4,868,928

Energy Equipment & Services – 0.4%
80,527	Baker Hughes Co.	1,295,679

Common Stocks – (continued)
Entertainment – 2.0%
56,246	Walt Disney Co. (The)	6,617,342

Equity Real Estate Investment Trusts (REITs) – 5.0%
9,118	Alexandria Real Estate Equities, Inc. REIT	1,384,842
53,670	Equity Residential REIT	4,030,617
107,932	Hudson Pacific Properties, Inc. REIT	3,484,045
34,998	Prologis, Inc. REIT	2,949,631
158,758	SITE Centers Corp. REIT	1,827,305
54,218	Ventas, Inc. REIT	2,915,302

		16,591,742

Food & Staples Retailing – 2.6%
70,308	Kroger Co. (The)	1,977,764
63,293	Walmart, Inc.	6,815,390

		8,793,154

Food Products – 0.8%
100,646	Conagra Brands, Inc.	2,686,242

Health Care Equipment & Supplies – 4.2%
99,163	Medtronic PLC	9,982,739
31,022	Zimmer Biomet Holdings, Inc.	4,223,646

		14,206,385

Health Care Providers & Services – 2.3%
73,069	CVS Health Corp.	4,324,223
10,045	Humana, Inc.	3,211,186

		7,535,409

Hotels, Restaurants & Leisure – 3.0%
60,918	Las Vegas Sands Corp.	3,552,128
32,993	McDonald’s Corp.	6,406,251

		9,958,379

Household Products – 2.7%
79,083	Procter & Gamble Co. (The)	8,954,568

Industrial Conglomerates – 1.2%
25,749	Honeywell International, Inc.	4,175,715

Insurance – 4.1%
24,289	Chubb Ltd.	3,522,634
33,822	Progressive Corp. (The)	2,474,417
33,353	Travelers Cos., Inc. (The)	3,996,023
19,725	Willis Towers Watson PLC	3,732,956

		13,726,030

IT Services – 1.9%
17,549	Automatic Data Processing, Inc.	2,715,532
26,449	Fidelity National Information Services, Inc.	3,695,455

		6,410,987

Machinery – 3.2%
21,690	Deere & Co.	3,394,051
21,272	Illinois Tool Works, Inc.	3,569,016

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS EQUITY INCOME FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
25,552	Stanley Black & Decker, Inc.	$3,671,823

		10,634,890

Media – 1.8%
149,419	Comcast Corp., Class A	6,041,010

Multi-Utilities – 5.0%
60,780	Ameren Corp.	4,801,620
36,825	CMS Energy Corp.	2,224,966
57,921	National Grid PLC ADR	3,664,082
43,675	Sempra Energy	6,104,892

		16,795,560

Oil, Gas & Consumable Fuels – 6.1%
77,067	BP PLC ADR	2,411,426
104,396	Chevron Corp.	9,744,323
128,292	Royal Dutch Shell PLC, Class B ADR(a)	5,712,843
147,840	Viper Energy Partners LP	2,635,987

		20,504,579

Personal Products – 1.2%
73,656	Unilever NV	3,886,091

Pharmaceuticals – 6.7%
86,611	AstraZeneca PLC ADR	3,793,562
48,551	Eli Lilly & Co.	6,123,738
92,669	Johnson & Johnson	12,462,127

		22,379,427

Road & Rail – 1.5%
31,710	Union Pacific Corp.	5,067,575

Semiconductors & Semiconductor Equipment – 1.9%
75,694	Marvell Technology Group Ltd.	1,612,282
40,408	Texas Instruments, Inc.	4,612,169

		6,224,451

Software – 2.1%
27,451	Citrix Systems, Inc.	2,838,159
26,659	Microsoft Corp.	4,319,024

		7,157,183

Specialty Retail – 2.8%
11,675	Home Depot, Inc. (The)	2,543,282
163,905	L Brands, Inc.	3,550,183
29,839	Lowe’s Cos., Inc.	3,179,942

		9,273,407

Technology Hardware, Storage & Peripherals – 0.9%
11,626	Apple, Inc.	3,178,083

Tobacco – 1.0%
43,005	Philip Morris International, Inc.	3,520,819

Water Utilities – 1.8%
48,367	American Water Works Co., Inc.	5,981,063

TOTAL COMMON STOCKS
(Cost $312,466,453)		$332,158,590

Investment Company – 0.5%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,548,719	1.507%	$1,548,719
(Cost $1,548,719)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $314,015,172)		$333,707,309

Securities Lending Reinvestment Vehicle – 1.7%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
5,564,734	1.507%	$5,564,734
(Cost $5,564,734)

TOTAL INVESTMENTS – 101.6%
(Cost $319,579,906)		$339,272,043

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%		(5,115,843)

NET ASSETS – 100.0%		$334,156,200

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.1%
Aerospace & Defense – 2.1%
571	Northrop Grumman Corp.	$187,768

Auto Components – 1.2%
1,324	Aptiv PLC	103,418

Banks – 11.2%
3,960	Citigroup, Inc.	251,302
3,578	JPMorgan Chase & Co.	415,441
8,169	Wells Fargo & Co.	333,704

		1,000,447

Capital Markets – 3.3%
6,517	Morgan Stanley	293,461

Chemicals – 3.4%
1,614	Linde PLC	308,290

Construction Materials – 1.6%
645	Martin Marietta Materials, Inc.	146,757

Consumer Finance – 2.9%
2,372	American Express Co.	260,754

Entertainment – 2.2%
3,362	Activision Blizzard, Inc.	195,433

Equity Real Estate Investment Trusts (REITs) – 5.8%
1,883	Alexandria Real Estate Equities, Inc. REIT	285,990
1,148	AvalonBay Communities, Inc. REIT	230,277

		516,267

Food & Staples Retailing – 5.3%
5,776	US Foods Holding Corp.*	194,305
2,592	Walmart, Inc.	279,106

		473,411

Health Care Equipment & Supplies – 6.0%
7,582	Boston Scientific Corp.*	283,491
1,860	Zimmer Biomet Holdings, Inc.	253,239

		536,730

Health Care Providers & Services – 2.5%
711	Humana, Inc.	227,292

Hotels, Restaurants & Leisure – 1.5%
2,297	Las Vegas Sands Corp.	133,938

Industrial Conglomerates – 6.7%
23,599	General Electric Co.	256,757
2,103	Honeywell International, Inc.	341,044

		597,801

Insurance – 2.4%
1,133	Willis Towers Watson PLC	214,420

Interactive Media & Services – 6.0%
404	Alphabet, Inc., Class A*	541,057

Machinery – 4.6%
1,375	Deere & Co.	215,160
1,368	Stanley Black & Decker, Inc.	196,582

		411,742

Common Stocks – (continued)
Multi-Utilities – 5.0%
5,639	Ameren Corp.	445,481

Oil, Gas & Consumable Fuels – 5.1%
3,176	Cheniere Energy, Inc.*	162,897
3,196	Chevron Corp.	298,315

		461,212

Pharmaceuticals – 7.2%
1,983	Eli Lilly & Co.	250,116
2,941	Johnson & Johnson	395,505

		645,621

Road & Rail – 3.1%
1,719	Union Pacific Corp.	274,713

Semiconductors & Semiconductor Equipment – 2.5%
1,929	Texas Instruments, Inc.	220,176

Software – 5.0%
2,127	Citrix Systems, Inc.	219,911
1,426	Microsoft Corp.	231,026

		450,937

Specialty Retail – 1.5%
6,243	L Brands, Inc.	135,223

TOTAL COMMON STOCKS
(Cost $9,073,093)		$8,782,349

Shares	Dividend Rate	Value

Investment Company – 2.9%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
261,726	1.507%	$261,726
(Cost $261,726)

TOTAL INVESTMENTS – 101.0%
(Cost $9,334,819)		$9,044,075

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.0)%		(88,483)

NET ASSETS – 100.0%		$8,955,592

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS LARGE CAP VALUE FUND

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Aerospace & Defense – 0.9%
11,396	Northrop Grumman Corp.	$3,747,461

Auto Components – 1.2%
63,232	Aptiv PLC	4,939,052

Banks – 10.8%
221,746	Bank of America Corp.	6,319,761
129,272	Citigroup, Inc.	8,203,601
141,103	JPMorgan Chase & Co.	16,383,469
23,725	M&T Bank Corp.	3,330,516
255,221	Wells Fargo & Co.	10,425,778

		44,663,125

Beverages – 1.1%
25,402	Constellation Brands, Inc., Class A	4,378,797

Biotechnology – 0.4%
19,896	Agios Pharmaceuticals, Inc.*	944,662
7,663	Sarepta Therapeutics, Inc.*	877,184

		1,821,846

Capital Markets – 2.8%
12,588	BlackRock, Inc.	5,828,370
130,353	Morgan Stanley	5,869,795

		11,698,165

Chemicals – 1.9%
40,278	Linde PLC	7,693,501

Communications Equipment – 0.7%
130,142	Juniper Networks, Inc.	2,761,613

Construction Materials – 0.6%
10,874	Martin Marietta Materials, Inc.	2,474,161

Consumer Finance – 1.6%
36,547	American Express Co.	4,017,612
37,706	Discover Financial Services	2,472,759

		6,490,371

Containers & Packaging – 0.8%
37,455	Packaging Corp. of America	3,394,172

Diversified Financial Services – 4.1%
81,774	Berkshire Hathaway, Inc., Class B*	16,873,247

Diversified Telecommunication Services – 3.7%
124,554	AT&T, Inc.	4,386,792
200,868	Verizon Communications, Inc.	10,879,011

		15,265,803

Electric Utilities – 3.4%
35,319	NextEra Energy, Inc.	8,927,230
83,427	Xcel Energy, Inc.	5,199,171

		14,126,401

Electronic Equipment, Instruments & Components – 0.9%
89,603	National Instruments Corp.	3,609,209

Common Stocks – (continued)
Energy Equipment & Services – 0.4%
94,736	Baker Hughes Co.	1,524,302

Entertainment – 3.3%
70,157	Activision Blizzard, Inc.	4,078,226
80,121	Walt Disney Co. (The)	9,426,236

		13,504,462

Equity Real Estate Investment Trusts (REITs) – 4.3%
27,403	Alexandria Real Estate Equities, Inc. REIT	4,161,968
28,186	AvalonBay Communities, Inc. REIT	5,653,830
33,231	Extra Space Storage, Inc. REIT	3,335,063
142,147	Hudson Pacific Properties, Inc. REIT	4,588,505

		17,739,366

Food & Staples Retailing – 2.5%
99,259	US Foods Holding Corp.*	3,339,073
66,463	Walmart, Inc.	7,156,736

		10,495,809

Food Products – 0.9%
74,379	Mondelez International, Inc., Class A	3,927,211

Gas Utilities – 0.8%
33,927	Atmos Energy Corp.	3,502,963

Health Care Equipment & Supplies – 3.1%
81,600	Boston Scientific Corp.*	3,051,024
9,743	Cooper Cos., Inc. (The)	3,162,285
59,481	Envista Holdings Corp.*	1,509,628
37,494	Zimmer Biomet Holdings, Inc.	5,104,808

		12,827,745

Health Care Providers & Services – 2.6%
91,952	CVS Health Corp.	5,441,720
14,093	Humana, Inc.	4,505,250
5,235	McKesson Corp.	732,167

		10,679,137

Hotels, Restaurants & Leisure – 2.7%
40,365	Las Vegas Sands Corp.	2,353,683
39,843	McDonald’s Corp.	7,736,315
14,256	Royal Caribbean Cruises Ltd.	1,146,325

		11,236,323

Household Products – 2.3%
83,775	Procter & Gamble Co. (The)	9,485,843

Industrial Conglomerates – 3.3%
676,165	General Electric Co.	7,356,675
39,857	Honeywell International, Inc.	6,463,610

		13,820,285

Insurance – 4.9%
47,498	Allstate Corp. (The)	4,999,164
35,493	American Financial Group, Inc.	3,280,263
67,681	American International Group, Inc.	2,853,431
38,451	Chubb Ltd.	5,576,549

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
18,095	Willis Towers Watson PLC	$3,424,479

		20,133,886

Interactive Media & Services – 1.6%
3,116	Alphabet, Inc., Class A*	4,173,103
11,918	Facebook, Inc., Class A*	2,293,857

		6,466,960

IT Services – 1.9%
68,368	Cognizant Technology Solutions Corp., Class A	4,165,662
26,620	Fidelity National Information Services, Inc.	3,719,347

		7,885,009

Life Sciences Tools & Services – 0.5%
26,854	Agilent Technologies, Inc.	2,069,638

Machinery – 3.6%
40,104	Deere & Co.	6,275,474
69,073	ITT, Inc.	4,154,741
30,768	Stanley Black & Decker, Inc.	4,421,361

		14,851,576

Media – 1.5%
157,110	Comcast Corp., Class A	6,351,957

Multi-Utilities – 2.2%
64,375	Ameren Corp.	5,085,625
67,333	CMS Energy Corp.	4,068,260

		9,153,885

Oil, Gas & Consumable Fuels – 5.2%
52,457	Cheniere Energy, Inc.*	2,690,520
95,693	Chevron Corp.	8,931,985
71,682	ConocoPhillips	3,470,842
126,662	Exxon Mobil Corp.	6,515,493

		21,608,840

Pharmaceuticals – 5.1%
114,321	Elanco Animal Health, Inc.*	3,132,395
40,713	Eli Lilly & Co.	5,135,131
96,650	Johnson & Johnson	12,997,492

		21,265,018

Road & Rail – 2.2%
24,445	Norfolk Southern Corp.	4,457,546
28,534	Union Pacific Corp.	4,560,018

		9,017,564

Semiconductors & Semiconductor Equipment – 3.5%
63,070	Intel Corp.	3,501,647
111,264	Marvell Technology Group Ltd.	2,369,923
44,889	Micron Technology, Inc.*	2,359,366
38,016	Texas Instruments, Inc.	4,339,146
21,262	Xilinx, Inc.	1,775,164

		14,345,246

Common Stocks – (continued)
Software – 1.6%
34,971	Citrix Systems, Inc.	3,615,652
17,660	Microsoft Corp.	2,861,096

		6,476,748

Specialty Retail – 1.2%
97,501	L Brands, Inc.	2,111,872
25,576	Lowe’s Cos., Inc.	2,725,634

		4,837,506

Textiles, Apparel & Luxury Goods – 0.8%
45,411	PVH Corp.	3,365,409

Tobacco – 1.5%
76,032	Philip Morris International, Inc.	6,224,740

Water Utilities – 0.9%
31,666	American Water Works Co., Inc.	3,915,818

TOTAL COMMON STOCKS
(Cost $387,462,709)		$410,650,170

Shares	Dividend Rate	Value

Investment Company – 0.4%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,676,381	1.507%	$1,676,381
(Cost $1,676,381)

TOTAL INVESTMENTS – 99.7%
(Cost $389,139,090)		$412,326,551

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		1,233,587

NET ASSETS – 100.0%		$413,560,138

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Aerospace & Defense – 1.8%
92,644	L3Harris Technologies, Inc.	$18,318,498

Airlines – 0.5%
328,270	JetBlue Airways Corp.*	5,180,101

Auto Components – 1.0%
132,724	Aptiv PLC	10,367,072

Banks – 5.2%
417,796	Citizens Financial Group, Inc.	13,239,955
248,738	East West Bancorp, Inc.	9,636,110
56,455	First Republic Bank	5,677,679
106,988	M&T Bank Corp.	15,018,976
163,004	Synovus Financial Corp.	4,730,376
110,105	Truist Financial Corp.	5,080,245

		53,383,341

Beverages – 1.3%
113,642	Coca-Cola European Partners PLC	5,791,196
43,013	Constellation Brands, Inc., Class A	7,414,581

		13,205,777

Biotechnology – 0.4%
85,061	Agios Pharmaceuticals, Inc.*	4,038,696

Capital Markets – 3.6%
49,107	Cboe Global Markets, Inc.	5,598,198
61,632	Evercore, Inc., Class A	4,105,924
103,355	Northern Trust Corp.	9,070,435
112,357	Raymond James Financial, Inc.	9,396,416
75,520	State Street Corp.	5,143,667
34,888	T. Rowe Price Group, Inc.	4,117,133

		37,431,773

Chemicals – 1.8%
91,988	Ashland Global Holdings, Inc.	6,580,821
422,004	Corteva, Inc.	11,478,509

		18,059,330

Communications Equipment – 1.5%
36,986	Motorola Solutions, Inc.	6,127,840
682,046	Viavi Solutions, Inc.*	8,996,187

		15,124,027

Construction Materials – 0.7%
31,913	Martin Marietta Materials, Inc.	7,261,165

Consumer Finance – 1.1%
173,583	Discover Financial Services	11,383,573

Containers & Packaging – 2.5%
177,604	Ball Corp.	12,513,978
145,038	Packaging Corp. of America	13,143,343

		25,657,321

Electric Utilities – 1.8%
296,891	Xcel Energy, Inc.	18,502,247

Common Stocks – (continued)
Electrical Equipment – 2.1%
133,583	AMETEK, Inc.	11,488,138
55,355	Rockwell Automation, Inc.	10,157,642

		21,645,780

Electronic Equipment, Instruments & Components – 0.8%
217,106	National Instruments Corp.	8,745,030

Energy Equipment & Services – 0.6%
158,370	Baker Hughes Co.	2,548,173
242,637	TechnipFMC PLC	3,600,733

		6,148,906

Entertainment – 1.4%
265,171	Liberty Media Corp.-Liberty Formula One, Class C*	10,357,579
74,829	Live Nation Entertainment, Inc.*	4,547,359

		14,904,938

Equity Real Estate Investment Trusts (REITs) – 13.9%
98,882	Alexandria Real Estate Equities, Inc. REIT	15,018,198
92,360	AvalonBay Communities, Inc. REIT	18,526,492
84,065	Boston Properties, Inc. REIT	10,839,341
122,057	Camden Property Trust REIT	12,935,601
71,028	CyrusOne, Inc. REIT	4,302,876
163,315	Equity LifeStyle Properties, Inc. REIT	11,159,314
49,897	Essex Property Trust, Inc. REIT	14,138,814
437,822	Healthpeak Properties, Inc. REIT	13,852,688
185,702	Hudson Pacific Properties, Inc. REIT	5,994,461
268,327	Invitation Homes, Inc. REIT	7,698,302
95,529	Prologis, Inc. REIT	8,051,184
117,624	Ryman Hospitality Properties, Inc. REIT	8,176,044
85,766	SL Green Realty Corp. REIT	6,727,485
163,656	STORE Capital Corp. REIT	5,377,736

		142,798,536

Food & Staples Retailing – 1.8%
250,251	Grocery Outlet Holding Corp.*	7,920,444
326,867	US Foods Holding Corp.*	10,995,806

		18,916,250

Food Products – 0.8%
432,949	Nomad Foods Ltd.*	7,992,239

Gas Utilities – 1.4%
139,310	Atmos Energy Corp.	14,383,757

Health Care Equipment & Supplies – 3.8%
32,201	Cooper Cos., Inc. (The)	10,451,478
333,718	Envista Holdings Corp.*	8,469,763
145,059	Zimmer Biomet Holdings, Inc.	19,749,783

		38,671,024

Health Care Providers & Services – 1.0%
91,371	Centene Corp.*	4,844,490
48,600	Quest Diagnostics, Inc.	5,154,516

		9,999,006

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)
Health Care Technology – 0.9%
689,275	Change Healthcare, Inc.*(a)	$9,367,247

Hotels, Restaurants & Leisure – 2.0%
274,285	MGM Resorts International	6,736,440
39,175	Royal Caribbean Cruises Ltd.	3,150,062
54,647	Wynn Resorts Ltd.	5,900,783
57,370	Yum! Brands, Inc.	5,120,272

		20,907,557

Household Durables – 0.5%
84,628	Lennar Corp., Class A	5,106,454

Household Products – 0.6%
150,407	Energizer Holdings, Inc.	6,465,997

Insurance – 7.4%
8,598	Alleghany Corp.*	5,780,005
97,830	American Financial Group, Inc.	9,041,449
209,012	Arch Capital Group Ltd.*	8,450,355
56,748	Arthur J Gallagher & Co.	5,532,363
78,293	Brighthouse Financial, Inc.*	2,806,021
128,646	Brown & Brown, Inc.	5,533,064
55,334	Cincinnati Financial Corp.	5,159,342
95,375	Globe Life, Inc.	8,837,448
99,354	Lincoln National Corp.	4,509,678
11,950	Markel Corp.*	14,120,120
55,270	Reinsurance Group of America, Inc.	6,744,598

		76,514,443

Interactive Media & Services – 0.9%
82,317	Match Group, Inc.*	5,350,605
269,587	Snap, Inc., Class A*	3,820,048

		9,170,653

IT Services – 1.3%
95,204	Fidelity National Information Services, Inc.	13,301,903

Life Sciences Tools & Services – 1.9%
171,495	Agilent Technologies, Inc.	13,217,120
65,610	PRA Health Sciences, Inc.*	6,180,462

		19,397,582

Machinery – 5.6%
197,214	Flowserve Corp.	7,926,031
182,552	Fortive Corp.	12,625,296
50,177	Ingersoll-Rand PLC	6,474,840
263,770	ITT, Inc.	15,865,765
105,171	Stanley Black & Decker, Inc.	15,113,073

		58,005,005

Media – 2.4%
86,570	Liberty Broadband Corp., Class C*	10,898,297
195,388	Liberty Media Corp.-Liberty SiriusXM, Class A*	8,727,982
48,254	Nexstar Media Group, Inc., Class A	5,548,245

		25,174,524

Common Stocks – (continued)
Metals & Mining – 2.3%
908,502	Freeport-McMoRan, Inc.	9,048,680
111,464	Newmont Corp.	4,974,638
357,505	Steel Dynamics, Inc.	9,520,358

		23,543,676

Mortgage Real Estate Investment Trusts (REITs) – 1.1%
1,555,964	MFA Financial, Inc. REIT	11,249,620

Multiline Retail – 0.7%
49,369	Dollar General Corp.	7,420,161

Multi-Utilities – 6.1%
233,761	Ameren Corp.	18,467,119
292,610	CMS Energy Corp.	17,679,496
180,645	Public Service Enterprise Group, Inc.	9,268,895
128,342	Sempra Energy	17,939,645

		63,355,155

Oil, Gas & Consumable Fuels – 3.6%
188,732	Cheniere Energy, Inc.*	9,680,064
154,988	Hess Corp.	8,707,226
110,332	ONEOK, Inc.	7,361,351
428,617	Parsley Energy, Inc., Class A	5,743,468
293,325	Viper Energy Partners LP	5,229,985

		36,722,094

Pharmaceuticals – 1.0%
197,409	Catalent, Inc.*	10,172,486

Road & Rail – 1.9%
226,875	Knight-Swift Transportation Holdings, Inc.	7,246,388
61,615	Old Dominion Freight Line, Inc.	11,940,987

		19,187,375

Semiconductors & Semiconductor Equipment – 4.1%
47,891	Analog Devices, Inc.	5,222,514
507,348	Marvell Technology Group Ltd.	10,806,512
87,772	MKS Instruments, Inc.	8,793,877
102,352	Skyworks Solutions, Inc.	10,253,623
85,146	Xilinx, Inc.	7,108,840

		42,185,366

Software – 0.7%
71,108	Citrix Systems, Inc.	7,351,856

Specialty Retail – 0.9%
448,809	L Brands, Inc.	9,721,203

Technology Hardware, Storage & Peripherals – 0.5%
88,659	Western Digital Corp.	4,925,894

Textiles, Apparel & Luxury Goods – 0.5%
64,422	Capri Holdings Ltd.*	1,663,376
49,095	PVH Corp.	3,638,430

		5,301,806

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS MID CAP VALUE FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Water Utilities – 1.1%
95,251	American Water Works Co., Inc.	$11,778,739

TOTAL COMMON STOCKS
(Cost $982,452,395)		$1,018,445,183

Shares	Dividend Rate	Value

Investment Company – 1.9%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
19,821,549	1.507%	$19,821,549
(Cost $19,821,549)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,002,273,944)		$1,038,266,732

Securities Lending Reinvestment Vehicle – 0.9%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
9,494,760	1.507%	$9,494,760
(Cost $9,494,760)

TOTAL INVESTMENTS – 101.6%
(Cost $1,011,768,704)		$1,047,761,492

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%		(17,356,632)

NET ASSETS – 100.0%		$1,030,404,860

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Aerospace & Defense – 1.0%
408,269	Aerojet Rocketdyne Holdings, Inc.*	$20,119,496
41,600	Curtiss-Wright Corp.	4,989,504
128,157	Ducommun, Inc.*	5,722,210
910,996	Triumph Group, Inc.	17,308,924

		48,140,134

Air Freight & Logistics – 0.4%
748,534	Air Transport Services Group, Inc.*	13,398,759
131,070	Hub Group, Inc., Class A*	6,059,366

		19,458,125

Airlines – 0.7%
767,688	SkyWest, Inc.	34,853,035

Auto Components – 0.6%
655,804	American Axle & Manufacturing Holdings, Inc.*	4,151,239
339,433	Dana, Inc.	4,881,047
76,971	Dorman Products, Inc.*	4,667,522
295,490	Tenneco, Inc., Class A	2,709,643
205,657	Visteon Corp.*	13,375,931

		29,785,382

Banks – 18.5%
365,661	Amalgamated Bank, Class A	5,854,233
983,335	Ameris Bancorp	33,610,390
1,253,136	Atlantic Union Bankshares Corp.	37,268,265
1,381,303	BancorpSouth Bank	33,800,484
166,872	Bank of Hawaii Corp.	12,418,614
939,889	Banner Corp.	42,896,534
1,390,527	Brookline Bancorp, Inc.	19,286,609
366,958	Bryn Mawr Bank Corp.	12,197,684
1,950,191	CenterState Bank Corp.	39,452,364
1,344,312	Columbia Banking System, Inc.	44,631,158
719,552	Community Bank System, Inc.	43,755,957
924,933	ConnectOne Bancorp, Inc.	19,432,842
2,169,574	CVB Financial Corp.	40,223,902
685,715	FB Financial Corp.	22,333,738
974,088	First Financial Bankshares, Inc.	27,995,289
1,147,875	First Merchants Corp.	40,152,668
1,223,099	First Midwest Bancorp, Inc.	22,199,247
215,860	First of Long Island Corp. (The)	4,470,461
171,254	Flushing Financial Corp.	3,109,116
368,930	German American Bancorp, Inc.	11,012,561
1,264,846	Glacier Bancorp, Inc.	47,166,107
980,190	Great Western Bancorp, Inc.	26,337,705
713,740	Heritage Financial Corp.	16,551,631
1,068,564	Home BancShares, Inc.	17,909,133
679,069	Independent Bank Corp.	45,857,530
710,727	Lakeland Financial Corp.	29,047,412
763,012	Pacific Premier Bancorp, Inc.	19,708,600
417,806	Pinnacle Financial Partners, Inc.	21,993,308
168,549	Prosperity Bancshares, Inc.	10,888,265
1,330,776	Renasant Corp.	37,700,884
423,016	Sandy Spring Bancorp, Inc.	13,011,972
427,434	South State Corp.	29,116,804

Common Stocks – (continued)
Banks – (continued)
146,771	TCF Financial Corp.	5,348,335
674,237	Towne Bank/Portsmouth VA	15,547,905
606,119	TriCo Bancshares	20,498,945
1,696,296	United Community Banks, Inc.	42,017,252

		914,803,904

Biotechnology – 0.5%
392,774	Emergent BioSolutions, Inc.*	23,047,978

Building Products – 0.9%
120,878	American Woodmark Corp.*	10,125,950
893,607	Griffon Corp.	15,548,762
360,292	Patrick Industries, Inc.	19,034,226

		44,708,938

Capital Markets – 1.8%
6,783	Hamilton Lane, Inc., Class A	421,496
578,968	Houlihan Lokey, Inc.	29,654,741
274,373	PJT Partners, Inc., Class A	12,333,066
728,802	Stifel Financial Corp.	39,675,981
397,589	Virtu Financial, Inc., Class A	7,478,649

		89,563,933

Chemicals – 1.1%
523,415	HB Fuller Co.	20,533,571
101,814	Innospec, Inc.	8,810,984
235,111	Kraton Corp.*	2,379,323
667,175	PolyOne Corp.	16,519,253
53,932	Quaker Chemical Corp.	8,498,065

		56,741,196

Commercial Services & Supplies – 0.4%
578,584	ABM Industries, Inc.	19,046,985

Communications Equipment – 2.0%
635,645	Lumentum Holdings, Inc.*	49,465,894
949,323	NetScout Systems, Inc.*	24,397,601
1,743,810	Viavi Solutions, Inc.*	23,000,854

		96,864,349

Construction & Engineering – 0.7%
367,588	EMCOR Group, Inc.	28,274,869
396,400	Granite Construction, Inc.	8,054,848

		36,329,717

Construction Materials – 0.4%
1,027,621	Summit Materials, Inc., Class A*	20,079,714

Consumer Finance – 0.4%
191,646	FirstCash, Inc.	14,741,411
293,075	Oportun Financial Corp. *(a)	6,163,367

		20,904,778

Diversified Consumer Services – 1.0%
388,445	Chegg, Inc.*	15,230,929
1,050,802	Laureate Education, Inc., Class A*	19,649,997
744,013	OneSpaWorld Holdings Ltd.(a)	9,091,839
116,983	WW International, Inc.*	3,509,490

		47,482,255

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified Financial Services – 0.1%
195,200	Alerus Financial Corp.	$3,993,792

Electric Utilities – 3.6%
640,774	ALLETE, Inc.	44,206,998
278,035	IDACORP, Inc.	26,869,303
831,215	PNM Resources, Inc.	39,133,602
1,217,091	Portland General Electric Co.	66,221,921

		176,431,824

Electrical Equipment – 0.4%
913,125	nVent Electric PLC	21,924,131

Electronic Equipment, Instruments & Components – 3.1%
169,091	Anixter International, Inc.*	16,488,063
593,853	CTS Corp.	15,481,748
302,852	FARO Technologies, Inc.*	17,335,249
90,373	II-VI, Inc.*	2,683,174
1,240,983	Knowles Corp.*	20,625,137
204,053	SYNNEX Corp.	25,512,747
1,856,716	TTM Technologies, Inc.*	24,118,741
1,570,629	Vishay Intertechnology, Inc.	29,370,762

		151,615,621

Energy Equipment & Services – 1.0%
1,215,746	Apergy Corp.*	22,612,876
897,137	Cactus, Inc., Class A	24,500,811

		47,113,687

Entertainment – 0.0%
43,397	Live Nation Entertainment, Inc.*	2,637,236

Equity Real Estate Investment Trusts (REITs) – 11.0%
1,796,101	Acadia Realty Trust REIT	41,022,947
657,372	Chatham Lodging Trust REIT	9,163,766
1,820,029	Columbia Property Trust, Inc. REIT	34,325,747
748,036	CyrusOne, Inc. REIT	45,316,021
1,624,293	Healthcare Realty Trust, Inc. REIT	55,713,250
916,114	Hudson Pacific Properties, Inc. REIT	29,572,160
232,579	Life Storage, Inc. REIT	25,097,600
551,155	National Health Investors, Inc. REIT	45,045,898
1,473,106	Park Hotels & Resorts, Inc. REIT	26,898,915
1,982,418	Pebblebrook Hotel Trust REIT	40,064,668
876,369	Preferred Apartment Communities, Inc., Class A REIT	8,360,560
302,867	PS Business Parks, Inc. REIT	44,990,893
2,646,882	RLJ Lodging Trust REIT	34,965,311
547,310	Safehold, Inc. REIT	29,894,072
1,825,605	STAG Industrial, Inc. REIT	51,080,428
7,864	Terreno Realty Corp. REIT	431,498
1,352,303	Urban Edge Properties REIT	21,907,308

		543,851,042

Food & Staples Retailing – 0.3%
110,211	Grocery Outlet Holding Corp.*	3,488,178
319,873	Performance Food Group Co.*	13,562,615

		17,050,793

Common Stocks – (continued)
Food Products – 1.7%
739,934	Darling Ingredients, Inc.*	19,016,304
1,817,049	Hostess Brands, Inc.*	23,094,693
1,154,538	Nomad Foods Ltd.*	21,312,771
898,015	Simply Good Foods Co. (The)*	19,810,211

		83,233,979

Gas Utilities – 1.5%
374,847	Chesapeake Utilities Corp.	32,049,418
515,618	ONE Gas, Inc.	42,352,863

		74,402,281

Health Care Equipment & Supplies – 1.3%
772,687	Avanos Medical, Inc.*	25,042,786
235,825	CONMED Corp.	22,318,478
311,460	Integra LifeSciences Holdings Corp.*	16,227,066

		63,588,330

Health Care Providers & Services – 0.9%
706,417	Acadia Healthcare Co., Inc.*	20,909,943
322,538	AMN Healthcare Services, Inc.*	23,738,797

		44,648,740

Health Care Technology – 0.9%
2,891,105	Allscripts Healthcare Solutions, Inc.*	21,798,932
597,760	HMS Holdings Corp.*	13,730,547
353,834	Vocera Communications, Inc.*	8,630,011

		44,159,490

Hotels, Restaurants & Leisure – 2.3%
545,297	Boyd Gaming Corp.	14,564,883
160,395	Dine Brands Global, Inc.	13,128,331
192,812	Eldorado Resorts, Inc.*	9,675,306
65,958	Jack in the Box, Inc.	4,541,868
399,377	Marriott Vacations Worldwide Corp.	38,651,706
241,152	Papa John’s International, Inc.	13,892,766
910,618	Wendy’s Co. (The)	17,192,468

		111,647,328

Household Durables – 1.9%
73,905	Helen of Troy Ltd.*	12,164,763
981,936	KB Home	32,001,294
372,368	Meritage Homes Corp.*	23,630,474
242,675	TopBuild Corp.*	24,510,175

		92,306,706

Household Products – 0.1%
263,817	Central Garden & Pet Co., Class A*	6,677,208

Insurance – 4.4%
276,042	AMERISAFE, Inc.	17,989,657
328,453	BRP Group, Inc., Class A*	5,071,314
308,374	CNO Financial Group, Inc.	4,940,151
135,550	Enstar Group Ltd.*	24,180,764
296,185	Kemper Corp.	20,389,375

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
268,674	Kinsale Capital Group, Inc.	$32,635,831
293,469	Palomar Holdings, Inc.*	14,911,160
202,543	Primerica, Inc.	22,551,138
211,773	ProAssurance Corp.	5,749,637
352,199	RLI Corp.	28,309,756
746,770	Selective Insurance Group, Inc.	41,654,831

		218,383,614

Interactive Media & Services – 0.2%
1,122,146	Cars.com, Inc.*	10,189,086

IT Services – 2.3%
1,860,550	KBR, Inc.	48,299,878
666,052	LiveRamp Holdings, Inc.*	23,604,883
1,575,920	Perspecta, Inc.	39,350,722

		111,255,483

Leisure Products – 0.6%
1,729,164	Callaway Golf Co.	29,361,205

Life Sciences Tools & Services – 1.2%
740,935	Luminex Corp.	18,345,551
656,229	Syneos Health, Inc.*	41,572,107

		59,917,658

Machinery – 5.1%
765,888	Altra Industrial Motion Corp.	23,068,547
474,807	CIRCOR International, Inc.*	17,083,556
450,683	Columbus McKinnon Corp.	14,011,734
700,875	Enerpac Tool Group Corp.	14,977,699
811,955	Federal Signal Corp.	23,546,695
1,556,805	Kennametal, Inc.	43,279,179
362,792	Navistar International Corp.*	13,172,978
1,743,427	Rexnord Corp.	50,838,331
1,049,909	TriMas Corp.*	26,615,193
268,635	Watts Water Technologies, Inc., Class A	25,227,513

		251,821,425

Media – 1.5%
1,029,379	Gray Television, Inc.*	19,475,851
1,403,713	Liberty Latin America Ltd., Class C*	21,322,400
287,891	Nexstar Media Group, Inc., Class A	33,101,707
170,653	TEGNA, Inc.	2,443,751

		76,343,709

Metals & Mining – 1.7%
463,025	Carpenter Technology Corp.	17,016,169
991,020	Coeur Mining, Inc.*	4,122,643
1,215,504	Commercial Metals Co.	22,195,103
1,343,316	Constellium SE*	16,657,118
56,040	Kaiser Aluminum Corp.	5,298,582
1,589,516	Sandstorm Gold Ltd. *(a)	9,425,830
571,834	Warrior Met Coal, Inc.	10,132,899

		84,848,344

Common Stocks – (continued)
Mortgage Real Estate Investment Trusts (REITs) – 2.8%
627,589	Granite Point Mortgage Trust, Inc. REIT	10,305,012
3,861,488	MFA Financial, Inc. REIT	27,918,558
1,538,024	PennyMac Mortgage Investment Trust REIT	31,837,097
2,414,402	Redwood Trust, Inc. REIT	41,237,986
1,982,253	Two Harbors Investment Corp. REIT	26,859,528

		138,158,181

Oil, Gas & Consumable Fuels – 3.4%
944,184	Brigham Minerals, Inc., Class A	15,059,735
436,151	Delek US Holdings, Inc.	9,324,908
1,561,493	Euronav NV	14,568,730
1,820,118	Falcon Minerals Corp.	7,271,371
2,030,253	Golar LNG Ltd.	26,017,692
862,644	Matador Resources Co.*	8,315,888
521,230	PDC Energy, Inc.*	9,919,007
964,452	Rattler Midstream LP	12,142,451
2,224,555	Viper Energy Partners LP	39,663,816
2,574,597	WPX Energy, Inc.*	24,020,990

		166,304,588

Personal Products – 0.2%
549,083	BellRing Brands, Inc., Class A*	10,789,481

Pharmaceuticals – 0.5%
612,672	Prestige Consumer Healthcare, Inc.*	22,889,426

Professional Services – 0.7%
426,423	ASGN, Inc.*	21,623,911
202,034	ICF International, Inc.	15,350,543

		36,974,454

Real Estate Management & Development – 0.6%
1,362,497	Kennedy-Wilson Holdings, Inc.	27,536,064

Road & Rail – 1.5%
562,872	Marten Transport Ltd.	10,998,519
497,518	Saia, Inc.*	43,438,297
565,609	Werner Enterprises, Inc.	19,004,462

		73,441,278

Semiconductors & Semiconductor Equipment – 2.7%
530,672	Cohu, Inc.	10,862,856
303,514	Entegris, Inc.	16,183,366
1,070,348	MACOM Technology Solutions Holdings, Inc.*	27,047,694
809,057	Onto Innovation, Inc.*	24,732,873
424,125	Semtech Corp.*	16,748,696
149,350	Silicon Laboratories, Inc.*	13,244,358
380,035	Synaptics, Inc.*	25,101,312

		133,921,155

Software – 1.3%
665,507	Avaya Holdings Corp.*	8,624,971
422,506	Bottomline Technologies DE, Inc.*	18,708,566

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS SMALL CAP VALUE FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
245,075	CommVault Systems, Inc.*	$10,219,627
443,746	Verint Systems, Inc.*	24,352,780

		61,905,944

Specialty Retail – 2.3%
213,070	Aaron’s, Inc.	8,380,043
78,542	Burlington Stores, Inc.*	16,985,493
76,122	Genesco, Inc.*	2,619,358
391,274	Group 1 Automotive, Inc.	33,348,283
240,204	Guess?, Inc.	3,891,305
124,334	Rent-A-Center, Inc.	2,647,071
95,594	RH*	17,340,751
205,113	Shoe Carnival, Inc.(a)	6,134,930
42,587	Signet Jewelers Ltd.	993,129
438,510	Sonic Automotive, Inc., Class A	12,278,280
354,082	Zumiez, Inc.*	9,393,795

		114,012,438

Textiles, Apparel & Luxury Goods – 1.0%
11,717	Columbia Sportswear Co.	952,592
645,762	Crocs, Inc.*	16,899,592
130,459	Deckers Outdoor Corp.*	22,673,774
309,175	G-III Apparel Group Ltd.*	6,913,153

		47,439,111

Thrifts & Mortgage Finance – 2.7%
3,070,728	MGIC Investment Corp.	36,940,858
713,503	NMI Holdings, Inc., Class A*	16,653,160
1,285,593	OceanFirst Financial Corp.	26,277,521
960,175	Provident Financial Services, Inc.	19,184,297
1,137,163	Washington Federal, Inc.	34,103,518

		133,159,354

Trading Companies & Distributors – 2.3%
1,201,156	Beacon Roofing Supply, Inc.*	35,674,333
281,306	Foundation Building Materials, Inc.*	4,388,374
690,369	H&E Equipment Services, Inc.	16,403,167
468,101	Herc Holdings, Inc.*	17,169,945
473,268	Kaman Corp.	26,247,443
862,429	Univar Solutions, Inc.*	14,652,669

		114,535,931

Water Utilities – 0.3%
238,383	SJW Group	14,584,272

TOTAL COMMON STOCKS
(Cost $4,573,624,412)		$4,924,864,812

Shares	Dividend Rate	Value

Investment Company – 0.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
17,298,161	1.507%	$17,298,161
(Cost $17,298,161)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $4,590,922,573)		$4,942,162,973

Securities Lending Reinvestment Vehicle – 0.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
10,021,266	1.507%	$10,021,266
(Cost $10,021,266)

TOTAL INVESTMENTS – 100.4%
(Cost $4,600,943,839)		$4,952,184,239

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(19,828,504)

NET ASSETS – 100.0%		$4,932,355,735

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 96.2%
Aerospace & Defense – 1.1%
6,530	Aerojet Rocketdyne Holdings, Inc.*	$321,799
4,348	Curtiss-Wright Corp.	521,499
21,501	Triumph Group, Inc.	408,519

		1,251,817

Air Freight & Logistics – 0.6%
13,495	Air Transport Services Group, Inc.*	241,560
5,580	XPO Logistics, Inc.*	412,753

		654,313

Airlines – 0.6%
14,632	SkyWest, Inc.	664,293

Auto Components – 0.1%
8,162	Dana, Inc.	117,370

Banks – 10.8%
9,256	Bank of Hawaii Corp.	688,831
9,632	BOK Financial Corp.	697,357
23,591	Columbia Banking System, Inc.	783,221
15,003	Commerce Bancshares, Inc.	915,783
13,169	Community Bank System, Inc.	800,807
6,207	Cullen/Frost Bankers, Inc.	486,567
25,585	East West Bancorp, Inc.	991,163
28,795	First Financial Bankshares, Inc.	827,568
22,235	Glacier Bancorp, Inc.	829,143
5,066	Independent Bank Corp.	342,107
22,128	PacWest Bancorp	700,130
18,078	Pinnacle Financial Partners, Inc.	951,626
14,573	Prosperity Bancshares, Inc.	941,416
2,210	Signature Bank	276,471
6,875	South State Corp.	468,325
11,082	TCF Financial Corp.	403,828
16,093	Webster Financial Corp.	611,051
10,156	Wintrust Financial Corp.	542,432

		12,257,826

Beverages – 0.3%
775	Boston Beer Co., Inc. (The), Class A*	287,362

Building Products – 0.7%
2,886	Armstrong World Industries, Inc.	289,033
8,191	Fortune Brands Home & Security, Inc.	505,794

		794,827

Capital Markets – 1.4%
6,411	Evercore, Inc., Class A	427,101
155	Hamilton Lane, Inc., Class A	9,632
5,451	LPL Financial Holdings, Inc.	433,245
10,956	Stifel Financial Corp.	596,445
9,052	Virtu Financial, Inc., Class A	170,268

		1,636,691

Chemicals – 2.9%
12,800	Ashland Global Holdings, Inc.	915,712
18,680	Axalta Coating Systems Ltd.*	465,506
4,000	Celanese Corp.	374,960

Common Stocks – (continued)
Chemicals – (continued)
2,296	CF Industries Holdings, Inc.	84,630
8,594	HB Fuller Co.	337,143
31,407	Huntsman Corp.	594,848
8,655	RPM International, Inc.	554,872

		3,327,671

Communications Equipment – 1.7%
14,883	Ciena Corp.*	572,251
8,084	Lumentum Holdings, Inc.*	629,097
53,503	Viavi Solutions, Inc.*	705,705

		1,907,053

Construction & Engineering – 1.9%
20,019	AECOM*	899,654
9,244	Jacobs Engineering Group, Inc.	853,591
3,214	Valmont Industries, Inc.	373,531

		2,126,776

Construction Materials – 0.3%
2,874	Vulcan Materials Co.	345,627

Consumer Finance – 0.6%
8,643	FirstCash, Inc.	664,820

Containers & Packaging – 1.8%
5,709	Avery Dennison Corp.	653,623
12,938	Crown Holdings, Inc.*	912,129
37,273	Graphic Packaging Holding Co.	503,931

		2,069,683

Diversified Consumer Services – 0.8%
3,802	Bright Horizons Family Solutions, Inc.*	597,484
4,037	frontdoor, Inc.*	171,169
14,177	OneSpaWorld Holdings Ltd.	173,243

		941,896

Diversified Financial Services – 0.6%
12,540	Voya Financial, Inc.	660,106

Diversified Telecommunication Services – 0.8%
13,215	GCI Liberty, Inc., Class A*	913,289

Electric Utilities – 3.3%
11,217	ALLETE, Inc.	773,861
28,416	Alliant Energy Corp.	1,481,042
9,107	IDACORP, Inc.	880,100
10,458	Portland General Electric Co.	569,020

		3,704,023

Electrical Equipment – 1.6%
5,657	Hubbell, Inc.	753,738
45,577	nVent Electric PLC	1,094,304

		1,848,042

Electronic Equipment, Instruments & Components – 2.7%
3,520	Littelfuse, Inc.	562,074
20,409	National Instruments Corp.	822,075

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
6,712	SYNNEX Corp.	$839,201
22,990	Trimble, Inc.*	907,645

		3,130,995

Energy Equipment & Services – 0.8%
25,599	Apergy Corp.*	476,141
27,070	TechnipFMC PLC	401,719

		877,860

Entertainment – 0.2%
2,990	Live Nation Entertainment, Inc.*	181,702
366	World Wrestling Entertainment, Inc., Class A	17,118

		198,820

Equity Real Estate Investment Trusts (REITs) – 13.4%
12,417	Camden Property Trust REIT	1,315,954
37,077	Columbia Property Trust, Inc. REIT	699,272
15,269	CyrusOne, Inc. REIT	924,996
31,060	Duke Realty Corp. REIT	1,008,518
55,302	Empire State Realty Trust, Inc., Class A REIT	647,033
19,548	Equity LifeStyle Properties, Inc. REIT	1,335,715
7,200	Federal Realty Investment Trust REIT	837,648
31,442	Healthcare Realty Trust, Inc. REIT	1,078,461
10,713	Highwoods Properties, Inc. REIT	480,799
21,738	Hudson Pacific Properties, Inc. REIT	701,703
3,861	Life Storage, Inc. REIT	416,640
7,026	Mid-America Apartment Communities, Inc. REIT	908,181
11,235	National Health Investors, Inc. REIT	918,236
38,642	Pebblebrook Hotel Trust REIT	780,955
3,479	PS Business Parks, Inc. REIT	516,805
54,780	RLJ Lodging Trust REIT	723,644
47,615	SITE Centers Corp. REIT	548,049
34,567	STAG Industrial, Inc. REIT	967,185
28,926	Urban Edge Properties REIT	468,601

		15,278,395

Food & Staples Retailing – 0.7%
4,502	Grocery Outlet Holding Corp.*	142,488
19,825	US Foods Holding Corp.*	666,913

		809,401

Food Products – 1.5%
6,717	Lamb Weston Holdings, Inc.	583,640
25,205	Nomad Foods Ltd.*	465,285
6,693	Post Holdings, Inc.*	677,733

		1,726,658

Gas Utilities – 1.7%
12,918	Atmos Energy Corp.	1,333,784
7,044	ONE Gas, Inc.	578,594

		1,912,378

Common Stocks – (continued)
Health Care Equipment & Supplies – 2.5%
9,739	Avanos Medical, Inc.*	315,641
9,127	Hill-Rom Holdings, Inc.	876,648
11,400	Integra LifeSciences Holdings Corp.*	593,940
5,234	NuVasive, Inc.*	344,450
4,389	STERIS PLC	696,183

		2,826,862

Health Care Providers & Services – 0.5%
17,524	Acadia Healthcare Co., Inc.*	518,710

Hotels, Restaurants & Leisure – 1.7%
12,887	Boyd Gaming Corp.	344,212
5,512	Eldorado Resorts, Inc.*	276,592
6,720	Marriott Vacations Worldwide Corp.	650,362
1,322	Vail Resorts, Inc.	281,070
17,658	Wendy’s Co. (The)	333,383

		1,885,619

Household Durables – 1.7%
2,492	Helen of Troy Ltd.*	410,183
23,358	KB Home	761,237
3,050	Lennar Corp., Class A	184,037
5,731	TopBuild Corp.*	578,831

		1,934,288

Household Products – 0.4%
9,430	Spectrum Brands Holdings, Inc.	508,183

Industrial Conglomerates – 0.4%
2,817	Carlisle Cos., Inc.	409,282

Insurance – 6.2%
9,356	American Financial Group, Inc.	864,681
25,994	Brown & Brown, Inc.	1,118,002
10,748	Globe Life, Inc.	995,910
7,206	Hanover Insurance Group, Inc. (The)	854,199
11,443	Kemper Corp.	787,736
4,765	Primerica, Inc.	530,535
5,531	Reinsurance Group of America, Inc.	674,948
4,026	Selective Insurance Group, Inc.	224,570
15,176	WR Berkley Corp.	1,018,917

		7,069,498

IT Services – 2.0%
3,451	CACI International, Inc., Class A*	845,564
8,360	Leidos Holdings, Inc.	858,154
22,275	Perspecta, Inc.	556,207

		2,259,925

Leisure Products – 1.0%
13,723	Brunswick Corp.	730,064
26,929	Callaway Golf Co.	457,254

		1,187,318

Life Sciences Tools & Services – 2.9%
3,572	Bio-Rad Laboratories, Inc., Class A*	1,257,415
8,648	PerkinElmer, Inc.	747,533

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – (continued)
6,033	PRA Health Sciences, Inc.*	$568,309
20,625	QIAGEN NV.*	740,438

		3,313,695

Machinery – 3.8%
23,409	Gardner Denver Holdings, Inc.*	767,581
4,578	IDEX Corp.	677,544
8,161	ITT, Inc.	490,884
19,231	Kennametal, Inc.	534,622
25,096	Rexnord Corp.	731,799
25,353	Timken Co. (The)	1,136,829

		4,339,259

Media – 1.0%
22,046	Gray Television, Inc.*	417,110
6,699	Nexstar Media Group, Inc., Class A	770,251

		1,187,361

Metals & Mining – 1.1%
27,307	Commercial Metals Co.	498,626
29,782	Constellium SE*	369,297
226	Royal Gold, Inc.	21,802
13,033	Steel Dynamics, Inc.	347,069

		1,236,794

Mortgage Real Estate Investment Trusts (REITs) – 2.4%
85,236	MFA Financial, Inc. REIT	616,256
28,291	PennyMac Mortgage Investment Trust REIT	585,624
62,699	Redwood Trust, Inc. REIT	1,070,899
35,004	Two Harbors Investment Corp. REIT	474,304

		2,747,083

Multiline Retail – 0.0%
1,626	Nordstrom, Inc.	56,422

Oil, Gas & Consumable Fuels – 2.2%
12,379	Devon Energy Corp.	201,035
28,311	Euronav NV	264,142
39,048	Parsley Energy, Inc., Class A	523,243
15,947	Targa Resources Corp.	516,683
30,021	Viper Energy Partners LP	535,274
52,637	WPX Energy, Inc.*	491,103

		2,531,480

Personal Products – 0.3%
17,778	BellRing Brands, Inc., Class A*	349,338

Pharmaceuticals – 0.9%
20,897	Catalent, Inc.*	1,076,822

Professional Services – 0.4%
9,252	ASGN, Inc.*	469,169

Real Estate Management & Development – 0.9%
38,503	Cushman & Wakefield PLC*	700,370
15,930	Kennedy-Wilson Holdings, Inc.	321,945

		1,022,315

Road & Rail – 2.0%
6,018	Old Dominion Freight Line, Inc.	1,166,288
7,906	Saia, Inc.*	690,273
12,070	Werner Enterprises, Inc.	405,552

		2,262,113

Semiconductors & Semiconductor Equipment – 2.0%
7,705	Cree, Inc.*	344,645
14,822	Entegris, Inc.	790,309
13,760	Marvell Technology Group Ltd.	293,088
8,645	MKS Instruments, Inc.	866,142

		2,294,184

Software – 1.1%
43,471	Nuance Communications, Inc.*	939,843
14,017	Teradata Corp.*	279,499

		1,219,342

Specialty Retail – 2.3%
3,124	Aaron’s, Inc.	122,867
3,130	Burlington Stores, Inc.*	676,894
1,145	Five Below, Inc.*	111,008
7,713	Group 1 Automotive, Inc.	657,379
17,317	L Brands, Inc.	375,086
1,214	RH*	220,220
6,470	Williams-Sonoma, Inc.	403,663

		2,567,117

Textiles, Apparel & Luxury Goods – 0.9%
517	Columbia Sportswear Co.	42,032
14,781	Crocs, Inc.*	386,819
3,291	Deckers Outdoor Corp.*	571,976
3,239	Levi Strauss & Co., Class A	55,030

		1,055,857

Thrifts & Mortgage Finance – 0.9%
49,319	MGIC Investment Corp.	593,308
14,087	Washington Federal, Inc.	422,469

		1,015,777

Trading Companies & Distributors – 1.8%
21,117	Beacon Roofing Supply, Inc.*	627,175
3,380	United Rentals, Inc.*	447,782
25,495	Univar Solutions, Inc.*	433,160
3,270	Watsco, Inc.	513,325

		2,021,442

TOTAL COMMON STOCKS
(Cost $108,847,559)		$109,473,247

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 3.5%(a)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,944,021	1.507%	$3,944,021
(Cost $3,944,021)

TOTAL INVESTMENTS – 99.7%
(Cost $112,791,580)		$113,417,268

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		389,648

NET ASSETS – 100.0%		$113,806,916

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund
Assets:
Investments in unaffiliated issuers, at value (cost $312,466,453, $9,073,093 and $387,462,709, respectively)(a)	$332,158,590	$8,782,349	$410,650,170
Investments in affiliated issuers, at value (cost $1,548,719, $261,726 and $1,676,381, respectively)	1,548,719	261,726	1,676,381
Investments in securities lending reinvestment vehicle, at value which equals cost	5,564,734	—	—
Cash	584,734	52,018	593,237
Receivables:
Investments sold	5,439,179	—	2,590,203
Dividends	995,375	17,168	922,599
Fund shares sold	184,271	4,650	107,546
Reimbursement from investment adviser	46,640	28,123	61,220
Foreign tax reclaims	36,636	194	53,159
Other assets	70,601	57,343	77,513
Total assets	346,629,479	9,203,571	416,732,028

Liabilities:
Payables:
Investments purchased	5,844,193	106,496	1,998,609
Upon return of securities loaned	5,564,734	—	—
Fund shares redeemed	435,286	—	639,300
Management fees	205,287	5,466	277,088
Distribution and Service fees and Transfer Agency fees	117,444	318	64,779
Accrued expenses	306,335	135,699	192,114
Total liabilities	12,473,279	247,979	3,171,890

Net Assets:
Paid-in capital	312,562,741	9,101,815	378,774,794
Total distributable earnings (loss)	21,593,459	(146,223)	34,785,344
NET ASSETS	$334,156,200	$8,955,592	$413,560,138
Net Assets:
Class A	$286,567,873	$65,070	$78,058,037
Class C	7,223,504	29,644	19,041,394
Institutional	19,400,438	770,121	138,373,117
Service	150,574	—	858,452
Investor	2,370,814	31,034	3,783,569
Class P	11,632,019	7,998,149	168,210,775
Class R	1,453,073	30,328	3,459,694
Class R6	5,357,905	31,246	1,775,100
Total Net Assets	$334,156,200	$8,955,592	$413,560,138
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	8,016,148	6,277	5,861,476
Class C	212,545	2,885	1,511,979
Institutional	532,838	74,146	10,287,162
Service	4,197	—	64,695
Investor	66,425	2,995	284,335
Class P	319,524	771,198	12,206,007
Class R	40,886	2,934	268,157
Class R6	147,146	3,014	128,793
Net asset value, offering and redemption price per share:(b)
Class A	$35.75	$10.37	$13.32
Class C	33.99	10.27	12.59
Institutional	36.41	10.39	13.45
Service	35.88	—	13.27
Investor	35.69	10.36	13.31
Class P	36.40	10.37	13.78
Class R	35.54	10.34	12.90
Class R6	36.41	10.37	13.78

(a)	Includes loaned securities having a market value of $5,474,072, $– and $– for Equity Income, Focused Value and Large Cap Value Funds, respectively.
(b)	Maximum public offering price per share for Class A Shares of the Equity Income, Focused Value and Large Cap Value Funds is $37.83, $10.97 and $14.10, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Assets and Liabilities (continued)

February 29, 2020 (Unaudited)

	Mid Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Value Fund
Assets:
Investments in unaffiliated issuers, at value (cost $982,452,395, $4,573,624,412 and $108,847,559, respectively)(a)	$1,018,445,183	$4,924,864,812	$109,473,247
Investments in affiliated issuers, at value (cost $19,821,549, $17,298,161 and $3,944,021, respectively)	19,821,549	17,298,161	3,944,021
Investments in securities lending reinvestment vehicle, at value which equals cost	9,494,760	10,021,266	—
Cash	1,977,944	4,132,918	369,342
Receivables:
Investments sold	50,604,343	58,095,115	1,599,447
Fund shares sold	1,524,675	6,110,855	255,596
Dividends	918,870	4,515,827	132,378
Securities lending income	90,070	6,865	88
Reimbursement from investment adviser	10,610	117,027	27,411
Foreign tax reclaims	6,591	—	—
Other assets	58,093	89,202	28,116
Total assets	1,102,952,688	5,025,252,048	115,829,646

Liabilities:
Payables:
Investments purchased	56,257,190	46,473,648	1,818,966
Upon return of securities loaned	9,494,760	10,021,266	—
Fund shares redeemed	5,510,540	31,233,823	18,049
Management fees	695,989	4,087,185	81,391
Distribution and Service fees and Transfer Agency fees	246,133	415,096	4,992
Accrued expenses	343,216	665,295	99,332
Total liabilities	72,547,828	92,896,313	2,022,730

Net Assets:
Paid-in capital	965,581,572	4,595,290,099	114,756,227
Total distributable earnings (loss)	64,823,288	337,065,636	(949,311)
NET ASSETS	$1,030,404,860	$4,932,355,735	$113,806,916
Net Assets:
Class A	$453,331,243	$488,070,431	$1,304,065
Class C	21,573,956	5,968,281	950,067
Institutional	285,429,031	2,708,575,675	6,171,089
Service	35,349,719	44,067,692	—
Investor	37,510,858	117,685,636	2,969,750
Class P	129,108,372	214,330,345	47,826,115
Class R	18,459,716	67,514,416	156,424
Class R6	49,641,965	1,286,143,259	54,429,406
Total Net Assets	$1,030,404,860	$4,932,355,735	$113,806,916
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	15,022,017	11,454,587	113,124
Class C	823,432	197,566	84,574
Institutional	9,348,467	58,072,721	528,474
Service	1,198,393	1,073,122	—
Investor	1,276,424	2,788,585	255,934
Class P	4,232,392	4,597,351	4,101,152
Class R	633,814	1,627,374	13,596
Class R6	1,627,043	27,589,111	4,666,604
Net asset value, offering and redemption price per share:(b)
Class A	$30.18	$42.61	$11.53
Class C	26.20	30.21	11.23
Institutional	30.53	46.64	11.68
Service	29.50	41.06	–
Investor	29.39	42.20	11.60
Class P	30.50	46.62	11.66
Class R	29.12	41.49	11.50
Class R6	30.51	46.62	11.66

(a)	Includes loaned securities having a market value of $8,898,881, $9,744,256 and $– for Mid Cap Value, Small Cap Value and Small/Mid Cap Value Funds, respectively.
(b)	Maximum public offering price per share for Class A Shares of the Mid Cap Value, Small Cap Value and Small/Mid Cap Value Funds is $31.94, $45.09 and $12.20, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Operations

For the Six Months Ended February 29, 2020 (Unaudited)

	Equity Income Fund	Focused Value Fund	Large Cap Value Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $12,196, $– and $3,531, respectively)	$4,856,511	$64,724	$4,796,462

Dividends — affiliated issuers	8,668	1,183	32,567

Securities lending income — unaffiliated issuer	2,067	—	—

Total investment income	4,867,246	65,907	4,829,029

Expenses:

Management fees	1,285,273	27,565	1,754,574

Distribution and Service fees(a)	445,664	329	228,443

Transfer Agency fees(a)	289,975	1,358	160,314

Printing and mailing costs	129,238	43,966	20,599

Registration fees	54,702	47,007	56,806

Professional fees	49,539	47,212	47,910

Custody, accounting and administrative services	45,427	26,282	49,623

Shareholder meeting expense	26,429	1,775	17,198

Trustee fees	7,262	6,983	7,358

Service Share fees — Service Plan	218	—	1,282

Service Share fees — Shareholder Administration Plan	218	—	1,282

Other	8,398	4,443	9,925

Total expenses	2,342,343	206,920	2,355,314

Less — expense reductions	(355,438)	(175,880)	(277,495)

Net expenses	1,986,905	31,040	2,077,819

NET INVESTMENT INCOME	2,880,341	34,867	2,751,210

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments	775,346	150,842	20,799,385

Net change in unrealized gain (loss) on:

Investments	(16,516,921)	(536,485)	(30,984,898)

Net realized and unrealized loss	(15,741,575)	(385,643)	(10,185,513)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,861,234)	$(350,776)	$(7,434,303)

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
Equity Income	$400,730	$40,958	$3,976	$272,495	$6,963	$4,233	$35	$2,151	$1,815	$1,352	$931
Focused Value	86	161	82	58	28	166	—	29	1,044	28	5
Large Cap Value	109,005	109,441	9,997	74,123	18,605	31,823	205	3,595	28,250	3,399	314

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Operations (continued)

For the Six Months Ended February 29, 2020 (Unaudited)

	Mid Cap Value Fund	Small Cap Value Fund	Small/Mid Cap Value Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $15,130, $– and $–, respectively)	$9,574,729	$47,523,355	$999,198

Dividends — affiliated issuers	104,292	460,896	14,862

Securities lending income — unaffiliated issuer	138,217	109,584	684

Total investment income	9,817,238	48,093,835	1,014,744

Expenses:

Management fees	4,467,653	26,311,021	501,020

Distribution and Service fees(a)	845,026	992,123	7,368

Transfer Agency fees(a)	629,901	1,612,829	23,339

Custody, accounting and administrative services	87,362	299,529	42,282

Registration fees	70,823	91,286	47,917

Shareholder meeting expense	69,446	126,329	5,846

Service Share fees — Service Plan	54,644	81,286	—

Service Share fees — Shareholder Administration Plan	54,644	81,286	—

Professional fees	48,248	47,782	47,214

Printing and mailing costs	39,680	87,151	14,671

Trustee fees	7,928	11,449	7,073

Other	18,266	44,083	6,500

Total expenses	6,393,621	29,786,154	703,230

Less — expense reductions	(10,938)	(510,220)	(164,540)

Net expenses	6,382,683	29,275,934	538,690

NET INVESTMENT INCOME	3,434,555	18,817,901	476,054

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments (including commission recapture of $—, $4,906 and $—)	59,213,071	159,480,589	1,626,914

Net change in unrealized gain (loss) on:

Investments	(95,108,119)	(432,449,592)	(5,829,216)

Net realized and unrealized loss	(35,895,048)	(272,969,003)	(4,202,302)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(32,460,493)	$(254,151,102)	$(3,726,248)

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Service	Investor	Class P	Class R	Class R6
Mid Cap Value	$657,660	$132,082	$55,284	$447,207	$22,454	$67,431	$8,743	$36,298	$20,951	$18,796	$8,021
Small Cap Value	744,375	39,923	207,825	506,173	6,787	646,276	13,006	120,054	36,415	70,660	213,458
Small/Mid Cap Value	1,737	5,203	428	1,181	885	1,318	—	2,914	7,781	146	9,114

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets

	Equity Income Fund		Focused Value Fund
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:
Net investment income	$2,880,341	$6,505,656	$34,867	$57,240
Net realized gain	775,346	21,615,772	150,842	290,733
Net change in unrealized loss	(16,516,921)	(12,467,840)	(536,485)	(297,586)
Net increase (decrease) in net assets resulting from operations	(12,861,234)	15,653,588	(350,776)	50,387

Distributions to shareholders:
From distributable earnings:
Class A Shares	(14,756,320)	(8,020,555)	(896)	(2,623)
Class C Shares	(335,862)	(152,273)	(328)	(1,396)
Institutional Shares	(1,000,850)	(638,330)	(13,526)	(36,446)
Service Shares	(8,148)	(2,837)	—	—
Investor Shares	(123,423)	(72,187)	(521)	(1,721)
Class P Shares	(567,904)	(316,996)	(141,442)	(248,134)
Class R Shares	(72,000)	(34,098)	(358)	(1,556)
Class R6 Shares	(294,347)	(66,115)	(557)	(1,772)
Total distributions to shareholders	(17,188,854)	(9,303,391)	(157,628)	(293,648)

From share transactions:
Proceeds from sales of shares	7,974,228	29,018,758	3,608,146	1,590,255
Reinvestment of distributions	16,772,742	9,089,293	157,628	293,648
Cost of shares redeemed	(22,204,624)	(58,668,643)	(4,053)	(2,771,195)
Net increase (decrease) in net assets resulting from share transactions	2,542,346	(20,560,592)	3,761,721	(887,292)
TOTAL INCREASE (DECREASE)	(27,507,742)	(14,210,395)	3,253,317	(1,130,553)

Net assets:
Beginning of period	361,663,942	375,874,337	5,702,275	6,832,828
End of period	$334,156,200	$361,663,942	$8,955,592	$5,702,275

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets (continued)

	Large Cap Value Fund		Mid Cap Value Fund
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:
Net investment income	$2,751,210	$6,536,051	$3,434,555	$8,573,181
Net realized gain	20,799,385	18,149,153	59,213,071	38,698,754
Net change in unrealized loss	(30,984,898)	(26,457,192)	(95,108,119)	(24,903,159)
Net increase (decrease) in net assets resulting from operations	(7,434,303)	(1,771,988)	(32,460,493)	22,368,776

Distributions to shareholders:
From distributable earnings:
Class A Shares	(4,777,394)	(10,013,173)	(16,191,749)	(80,350,023)
Class C Shares	(1,128,907)	(2,416,782)	(753,935)	(5,982,773)
Institutional Shares	(8,924,042)	(17,040,940)	(11,552,265)	(65,676,202)
Service Shares	(55,313)	(105,614)	(1,285,592)	(8,245,430)
Investor Shares	(239,744)	(616,179)	(1,454,149)	(6,590,529)
Class P Shares	(10,614,391)	(24,947,700)	(4,519,458)	(21,987,888)
Class R Shares	(208,225)	(536,342)	(665,389)	(3,452,428)
Class R6 Shares	(112,182)	(106,537)	(1,845,295)	(3,562,454)
Total distributions to shareholders	(26,060,198)	(55,783,267)	(38,267,832)	(195,847,727)

From share transactions:
Proceeds from sales of shares	12,076,828	88,531,579	90,519,821	210,398,630
Reinvestment of distributions	25,541,836	54,109,142	35,333,367	179,466,797
Cost of shares redeemed	(66,231,781)	(176,283,453)	(229,083,044)	(634,399,636)
Net decrease in net assets resulting from share transactions	(28,613,117)	(33,642,732)	(103,229,856)	(244,534,209)
TOTAL DECREASE	(62,107,618)	(91,197,987)	(173,958,181)	(418,013,160)

Net assets:
Beginning of period	475,667,756	566,865,743	1,204,363,041	1,622,376,201
End of period	$413,560,138	$475,667,756	$1,030,404,860	$1,204,363,041

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Value Fund		Small/Mid Cap Value Fund
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:
Net investment income	$18,817,901	$42,822,943	$476,054	$1,179,944
Net realized gain (loss)	159,480,589	113,737,025	1,626,914	(2,652,906)
Net change in unrealized loss	(432,449,592)	(911,144,049)	(5,829,216)	(5,576,816)
Net decrease in net assets resulting from operations	(254,151,102)	(754,584,081)	(3,726,248)	(7,049,778)

Distributions to shareholders:
From distributable earnings:
Class A Shares	(27,617,788)	(80,325,941)	(7,146)	(96,381)
Class C Shares	(455,913)	(2,159,452)	—	(60,960)
Institutional Shares	(150,441,897)	(373,807,352)	(64,934)	(360,731)
Service Shares	(2,760,504)	(10,384,854)	—	—
Investor Shares	(7,064,182)	(17,181,572)	(29,922)	(214,689)
Class P Shares	(10,863,518)	(29,152,639)	(508,457)	(3,324,027)
Class R Shares	(3,705,297)	(11,383,758)	(584)	(11,847)
Class R6 Shares	(65,209,388)	(117,489,659)	(605,200)	(3,632,477)
Total distributions to shareholders	(268,118,487)	(641,885,227)	(1,216,243)	(7,701,112)

From share transactions:
Proceeds from sales of shares	579,699,806	1,302,962,484	9,117,960	18,504,369
Reinvestment of distributions	258,783,478	614,744,607	1,215,127	7,693,950
Cost of shares redeemed	(929,379,182)	(1,991,289,192)	(9,460,185)	(23,414,629)
Net increase (decrease) in net assets resulting from share transactions	(90,895,898)	(73,582,101)	872,902	2,783,690
TOTAL DECREASE	(613,165,487)	(1,470,051,409)	(4,069,589)	(11,967,200)

Net assets:
Beginning of period	5,545,521,222	7,015,572,631	117,876,505	129,843,705
End of period	$4,932,355,735	$5,545,521,222	$113,806,916	$117,876,505

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Class A Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$38.96		$38.26	$35.17	$32.53	$30.47	$32.21

Net investment income(a)	0.31		0.67	0.67	0.61	0.68	0.55

Net realized and unrealized gain (loss)	(1.65)		0.99	3.12	2.60	2.02	(1.80)

Total from investment operations	(1.34)		1.66	3.79	3.21	2.70	(1.25)

Distributions to shareholders from net investment income	(0.30)		(0.66)	(0.70)	(0.57)	(0.64)	(0.49)

Distributions to shareholders from net realized gains	(1.57)		(0.30)	—	—	—	—

Total distributions	(1.87)		(0.96)	(0.70)	(0.57)	(0.64)	(0.49)

Net asset value, end of period	$35.75		$38.96	$38.26	$35.17	$32.53	$30.47

Total Return(b)	(3.90)%		4.53%	10.88%	9.93%	9.01%	(3.98)%

Net assets, end of period (in 000’s)	$286,568		$312,148	$318,960	$327,650	$359,003	$369,115

Ratio of net expenses to average net assets	1.08	%(c)	1.09%	1.12%	1.13%	1.13%	1.14%

Ratio of total expenses to average net assets	1.28	%(c)	1.25%	1.27%	1.24%	1.26%	1.22%

Ratio of net investment income to average net assets	1.59	%(c)	1.79%	1.81%	1.77%	2.22%	1.68%

Portfolio turnover rate(d)	19%		42%	69%	43%	61%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Class C Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$37.12		$36.41	$33.50	$31.01	$29.08	$30.77

Net investment income(a)	0.16		0.38	0.37	0.33	0.43	0.29

Net realized and unrealized gain (loss)	(1.57)		0.96	2.98	2.48	1.93	(1.72)

Total from investment operations	(1.41)		1.34	3.35	2.81	2.36	(1.43)

Distributions to shareholders from net investment income	(0.15)		(0.33)	(0.44)	(0.32)	(0.43)	(0.26)

Distributions to shareholders from net realized gains	(1.57)		(0.30)	—	—	—	—

Total distributions	(1.72)		(0.63)	(0.44)	(0.32)	(0.43)	(0.26)

Net asset value, end of period	$33.99		$37.12	$36.41	$33.50	$31.01	$29.08

Total Return(b)	(4.26)%		3.82%	10.06%	9.10%	8.21%	(4.70)%

Net assets, end of period (in 000’s)	$7,223		$8,116	$16,982	$18,460	$22,371	$23,534

Ratio of net expenses to average net assets	1.83	%(c)	1.85%	1.87%	1.88%	1.88%	1.89%

Ratio of total expenses to average net assets	2.03	%(c)	2.00%	2.02%	1.99%	2.01%	1.97%

Ratio of net investment income to average net assets	0.85	%(c)	1.05%	1.06%	1.02%	1.47%	0.93%

Portfolio turnover rate(d)	19%		42%	69%	43%	61%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$39.66		$38.92	$35.77	$33.07	$30.96	$32.72

Net investment income(a)	0.39		0.83	0.81	0.77	0.82	0.69

Net realized and unrealized gain (loss)	(1.70)		1.01	3.18	2.64	2.06	(1.83)

Total from investment operations	(1.31)		1.84	3.99	3.41	2.88	(1.14)

Distributions to shareholders from net investment income	(0.37)		(0.80)	(0.84)	(0.71)	(0.77)	(0.62)

Distributions to shareholders from net realized gains	(1.57)		(0.30)	—	—	—	—

Total distributions	(1.94)		(1.10)	(0.84)	(0.71)	(0.77)	(0.62)

Net asset value, end of period	$36.41		$39.66	$38.92	$35.77	$33.07	$30.96

Total Return(b)	(3.77)%		4.94%	11.30%	10.38%	9.46%	(3.59)%

Net assets, end of period (in 000’s)	$19,400		$19,906	$24,658	$37,415	$31,409	$29,243

Ratio of net expenses to average net assets	0.74	%(c)	0.73%	0.73%	0.73%	0.73%	0.74%

Ratio of total expenses to average net assets	0.90	%(c)	0.86%	0.87%	0.84%	0.86%	0.82%

Ratio of net investment income to average net assets	1.92	%(c)	2.17%	2.17%	2.19%	2.61%	2.09%

Portfolio turnover rate(d)	19%		42%	69%	43%	61%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Service Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$39.10		$38.39	$35.28	$32.53	$30.46	$32.20

Net investment income(a)	0.28		0.61	0.63	0.57	0.65	0.51

Net realized and unrealized gain (loss)	(1.67)		1.01	3.13	2.61	2.02	(1.79)

Total from investment operations	(1.39)		1.62	3.76	3.18	2.67	(1.28)

Distributions to shareholders from net investment income	(0.26)		(0.61)	(0.65)	(0.43)	(0.60)	(0.46)

Distributions to shareholders from net realized gains	(1.57)		(0.30)	—	—	—	—

Total distributions	(1.83)		(0.91)	(0.65)	(0.43)	(0.60)	(0.46)

Net asset value, end of period	$35.88		$39.10	$38.39	$35.28	$32.53	$30.46

Total Return(b)	(4.01)%		4.40%	10.77%	9.84%	8.88%	(4.06)%

Net assets, end of period (in 000’s)	$151		$175	$84	$86	$324	$397

Ratio of net expenses to average net assets	1.24	%(c)	1.23%	1.23%	1.23%	1.23%	1.24%

Ratio of total expenses to average net assets	1.40	%(c)	1.36%	1.38%	1.33%	1.36%	1.32%

Ratio of net investment income to average net assets	1.43	%(c)	1.60%	1.70%	1.66%	2.11%	1.58%

Portfolio turnover rate(d)	19%		42%	69%	43%	61%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Investor Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$38.91		$38.20	$35.12	$32.49	$30.41	$32.15

Net investment income(a)	0.36		0.76	0.76	0.75	0.76	0.62

Net realized and unrealized gain (loss)	(1.66)		1.00	3.11	2.55	2.02	(1.79)

Total from investment operations	(1.30)		1.76	3.87	3.30	2.78	(1.17)

Distributions to shareholders from net investment income	(0.35)		(0.75)	(0.79)	(0.67)	(0.70)	(0.57)

Distributions to shareholders from net realized gains	(1.57)		(0.30)	—	—	—	—

Total distributions	(1.92)		(1.05)	(0.79)	(0.67)	(0.70)	(0.57)

Net asset value, end of period	$35.69		$38.91	$38.20	$35.12	$32.49	$30.41

Total Return(b)	(3.81)%		4.82%	11.15%	10.21%	9.27%	(3.74)%

Net assets, end of period (in 000’s)	$2,371		$2,321	$2,851	$2,623	$743	$614

Ratio of net expenses to average net assets	0.83	%(c)	0.85%	0.87%	0.88%	0.88%	0.89%

Ratio of total expenses to average net assets	1.03	%(c)	1.00%	1.02%	1.00%	1.01%	0.97%

Ratio of net investment income to average net assets	1.84	%(c)	2.04%	2.07%	2.17%	2.47%	1.90%

Portfolio turnover rate(d)	19%		42%	69%	43%	61%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Class P Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$39.65		$38.92	$37.37

Net investment income(b)	0.39		0.82	0.31

Net realized and unrealized gain (loss)	(1.70)		1.01	1.48

Total from investment operations	(1.31)		1.83	1.79

Distributions to shareholders from net investment income	(0.37)		(0.80)	(0.24)

Distributions to shareholders from net realized gains	(1.57)		(0.30)	—

Total distributions	(1.94)		(1.10)	(0.24)

Net asset value, end of period	$36.40		$39.65	$38.92

Total Return(c)	(3.76)%		4.92%	4.84%

Net assets, end of period (in 000’s)	$11,632		$11,500	$10,835

Ratio of net expenses to average net assets	0.73	%(d)	0.72%	0.72	%(d)

Ratio of total expenses to average net assets	0.89	%(d)	0.85%	0.95	%(d)

Ratio of net investment income to average net assets	1.94	%(d)	2.16%	2.20	%(d)

Portfolio turnover rate(e)	19%		42%	69%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Class R Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$38.75		$38.05	$34.98	$32.35	$30.32	$32.05

Net investment income(a)	0.26		0.57	0.57	0.53	0.60	0.46

Net realized and unrealized gain (loss)	(1.65)		1.00	3.10	2.59	2.00	(1.78)

Total from investment operations	(1.39)		1.57	3.67	3.12	2.60	(1.32)

Distributions to shareholders from net investment income	(0.25)		(0.57)	(0.60)	(0.49)	(0.57)	(0.41)

Distributions to shareholders from net realized gains	(1.57)		(0.30)	—	—	—	—

Total distributions	(1.82)		(0.87)	(0.60)	(0.49)	(0.57)	(0.41)

Net asset value, end of period	$35.54		$38.75	$38.05	$34.98	$32.35	$30.32

Total Return(b)	(4.05)%		4.29%	10.59%	9.68%	8.71%	(4.19)%

Net assets, end of period (in 000’s)	$1,453		$1,525	$1,492	$1,571	$1,477	$1,167

Ratio of net expenses to average net assets	1.33	%(c)	1.34%	1.37%	1.38%	1.38%	1.39%

Ratio of total expenses to average net assets	1.53	%(c)	1.50%	1.52%	1.49%	1.51%	1.47%

Ratio of net investment income to average net assets	1.34	%(c)	1.54%	1.55%	1.54%	1.96%	1.44%

Portfolio turnover rate(d)	19%		42%	69%	43%	61%	47%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EQUITY INCOME FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Equity Income Fund
	Class R6 Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$39.66		$38.92	$35.76	$33.06	$30.97	$33.24

Net investment income(b)	0.39		0.80	0.83	0.77	0.82	0.08

Net realized and unrealized gain (loss)	(1.70)		1.04	3.17	2.64	2.04	(2.35)

Total from investment operations	(1.31)		1.84	4.00	3.41	2.86	(2.27)

Distributions to shareholders from net investment income	(0.37)		(0.80)	(0.84)	(0.71)	(0.77)	—

Distributions to shareholders from net realized gains	(1.57)		(0.30)	—	—	—	—

Total distributions	(1.94)		(1.10)	(0.84)	(0.71)	(0.77)	—

Net asset value, end of period	$36.41		$39.66	$38.92	$35.76	$33.06	$30.97

Total Return(c)	(3.76)%		4.95%	11.34%	10.39%	9.40%	(6.83)%

Net assets, end of period (in 000’s)	$5,358		$5,973	$13	$11	$10	$9

Ratio of net expenses to average net assets	0.73	%(d)	0.72%	0.72%	0.73%	0.73%	0.69	%(d)

Ratio of total expenses to average net assets	0.89	%(d)	0.85%	0.86%	0.84%	0.86%	0.84	%(d)

Ratio of net investment income to average net assets	1.93	%(d)	2.08%	2.22%	2.20%	2.62%	2.79	%(d)

Portfolio turnover rate(e)	19%		42%	69%	43%	61%	47%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Class A Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.69		$11.08	$11.10	$9.89	$9.28	$10.00

Net investment income(b)	0.03		0.08	0.05	0.10	0.12	0.01

Net realized and unrealized gain (loss)	(0.20)		0.09	0.87	1.22	0.52	(0.73)

Total from investment operations	(0.17)		0.17	0.92	1.32	0.64	(0.72)

Distributions to shareholders from net investment income	(0.04)		(0.05)	(0.08)	(0.11)	(0.03)	—

Distributions to shareholders from net realized gains	(0.11)		(0.51)	(0.86)	—	—	—

Total distributions	(0.15)		(0.56)	(0.94)	(0.11)	(0.03)	—

Net asset value, end of period	$10.37		$10.69	$11.08	$11.10	$9.89	$9.28

Total Return(c)	(1.72)%		2.10%	8.64%	13.42%	6.93%	(7.20)%

Net assets, end of period (in 000’s)	$65		$63	$52	$50	$25	$23

Ratio of net expenses to average net assets	1.10	%(d)	1.09%	1.12%	1.13%	1.13%	1.13	%(d)

Ratio of total expenses to average net assets	5.75	%(d)	8.11%	4.84%	7.96%	14.54%	25.55	%(d)

Ratio of net investment income to average net assets	0.54	%(d)	0.78%	0.50%	0.95%	1.33%	0.97	%(d)

Portfolio turnover rate(e)	46%		122%	204%	126%	161%	2%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Class C Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.60		$11.03	$11.05	$9.84	$9.28	$10.00

Net investment income (loss)(b)	(0.01)		—	(0.03)	0.03	0.05	—	(c)

Net realized and unrealized gain (loss)	(0.21)		0.09	0.87	1.21	0.51	(0.72)

Total from investment operations	(0.22)		0.09	0.84	1.24	0.56	(0.72)

Distributions to shareholders from net investment income	—		(0.01)	—	(0.03)	— (c)	—

Distributions to shareholders from net realized gains	(0.11)		(0.51)	(0.86)	—	—	—

Total distributions	(0.11)		(0.52)	(0.86)	(0.03)	— (c)	—

Net asset value, end of period	$10.27		$10.60	$11.03	$11.05	$9.84	$9.28

Total Return(d)	(2.14)%		1.27%	7.87%	12.64%	6.06%	(7.20)%

Net assets, end of period (in 000’s)	$30		$30	$30	$48	$25	$23

Ratio of net expenses to average net assets	1.85	%(e)	1.85%	1.87%	1.88%	1.88%	1.89	%(e)

Ratio of total expenses to average net assets	6.53	%(e)	8.79%	5.77%	8.66%	15.30%	26.30	%(e)

Ratio of net investment income (loss) to average net assets	(0.21	)%(e)	0.05%	(0.24)%	0.25%	0.58%	0.21	%(e)

Portfolio turnover rate(f)	46%		122%	204%	126%	161%	2%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.72		$11.13	$11.14	$9.92	$9.29	$10.00

Net investment income(b)	0.05		0.12	0.09	0.15	0.16	0.01

Net realized and unrealized gain (loss)	(0.20)		0.08	0.88	1.21	0.52	(0.72)

Total from investment operations	(0.15)		0.20	0.97	1.36	0.68	(0.71)

Distributions to shareholders from net investment income	(0.07)		(0.10)	(0.12)	(0.14)	(0.05)	—

Distributions to shareholders from net realized gains	(0.11)		(0.51)	(0.86)	—	—	—

Total distributions	(0.18)		(0.61)	(0.98)	(0.14)	(0.05)	—

Net asset value, end of period	$10.39		$10.72	$11.13	$11.14	$9.92	$9.29

Total Return(c)	(1.51)%		2.47%	9.06%	13.79%	7.33%	(7.10)%

Net assets, end of period (in 000’s)	$770		$776	$1,007	$4,802	$3,206	$1,741

Ratio of net expenses to average net assets	0.76	%(d)	0.73%	0.73%	0.73%	0.73%	0.74	%(d)

Ratio of total expenses to average net assets	5.39	%(d)	7.57%	4.40%	7.40%	13.52%	25.15	%(d)

Ratio of net investment income to average net assets	0.88	%(d)	1.16%	0.86%	1.39%	1.73%	1.37	%(d)

Portfolio turnover rate(e)	46%		122%	204%	126%	161%	2%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Investor Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.69		$11.13	$11.13	$9.91	$9.29	$10.00

Net investment income(b)	0.04		0.11	0.08	0.13	0.15	0.01

Net realized and unrealized gain (loss)	(0.20)		0.07	0.88	1.22	0.51	(0.72)

Total from investment operations	(0.16)		0.18	0.96	1.35	0.66	(0.71)

Distributions to shareholders from net investment income	(0.06)		(0.11)	(0.10)	(0.13)	(0.04)	—

Distributions to shareholders from net realized gains	(0.11)		(0.51)	(0.86)	—	—	—

Total distributions	(0.17)		(0.62)	(0.96)	(0.13)	(0.04)	—

Net asset value, end of period	$10.36		$10.69	$11.13	$11.13	$9.91	$9.29

Total Return(c)	(1.61)%		2.26%	9.01%	13.65%	7.26%	(7.20)%

Net assets, end of period (in 000’s)	$31		$32	$31	$28	$25	$23

Ratio of net expenses to average net assets	0.85	%(d)	0.85%	0.87%	0.88%	0.88%	0.89	%(d)

Ratio of total expenses to average net assets	5.53	%(d)	7.79%	4.77%	7.61%	14.28%	25.30	%(d)

Ratio of net investment income to average net assets	0.79	%(d)	1.05%	0.72%	1.20%	1.58%	1.21	%(d)

Portfolio turnover rate(e)	46%		122%	204%	126%	161%	2%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Class P Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$10.71		$11.15	$10.54

Net investment income(b)	0.05		0.12	0.04

Net realized and unrealized gain (loss)	(0.21)		0.08	0.57

Total from investment operations	(0.16)		0.20	0.61

Distributions to shareholders from net investment income	(0.07)		(0.13)	—

Distributions to shareholders from net realized gains	(0.11)		(0.51)	—

Total distributions	(0.18)		(0.64)	—

Net asset value, end of period	$10.37		$10.71	$11.15

Total Return(c)	(1.59)%		2.44%	5.79%

Net assets, end of period (in 000’s)	$7,998		$4,739	$5,652

Ratio of net expenses to average net assets	0.74	%(d)	0.72%	0.72	%(d)

Ratio of total expenses to average net assets	5.12	%(d)	7.47%	5.91	%(d)

Ratio of net investment income to average net assets	0.90	%(d)	1.16%	0.89	%(d)

Portfolio turnover rate(e)	46%		122%	204%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Class R Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.65		$11.07	$11.09	$9.88	$9.28	$10.00

Net investment income(b)	0.02		0.06	0.02	0.07	0.10	0.01

Net realized and unrealized gain (loss)	(0.21)		0.09	0.87	1.22	0.52	(0.73)

Total from investment operations	(0.19)		0.15	0.89	1.29	0.62	(0.72)

Distributions to shareholders from net investment income	(0.01)		(0.06)	(0.05)	(0.08)	(0.02)	—

Distributions to shareholders from net realized gains	(0.11)		(0.51)	(0.86)	—	—	—

Total distributions	(0.12)		(0.57)	(0.91)	(0.08)	(0.02)	—

Net asset value, end of period	$10.34		$10.65	$11.07	$11.09	$9.88	$9.28

Total Return(c)	(1.87)%		1.91%	8.35%	13.08%	6.60%	(7.10)%

Net assets, end of period (in 000’s)	$31		$31	$30	$28	$25	$23

Ratio of net expenses to average net assets	1.35	%(d)	1.35%	1.37%	1.38%	1.38%	1.39	%(d)

Ratio of total expenses to average net assets	6.03	%(d)	8.29%	5.27%	8.12%	14.79%	25.80	%(d)

Ratio of net investment income to average net assets	0.29	%(d)	0.54%	0.22%	0.70%	1.08%	0.71	%(d)

Portfolio turnover rate(e)	46%		122%	204%	126%	161%	2%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS FOCUSED VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Focused Value Fund
	Class R6 Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.71		$11.14	$11.15	$9.92	$9.29	$10.00

Net investment income(b)	0.05		0.12	0.10	0.15	0.16	0.01

Net realized and unrealized gain (loss)	(0.21)		0.09	0.87	1.22	0.52	(0.72)

Total from investment operations	(0.16)		0.21	0.97	1.37	0.68	(0.71)

Distributions to shareholders from net investment income	(0.07)		(0.13)	(0.12)	(0.14)	(0.05)	—

Distributions to shareholders from net realized gains	(0.11)		(0.51)	(0.86)	—	—	—

Total distributions	(0.18)		(0.64)	(0.98)	(0.14)	(0.05)	—

Net asset value, end of period	$10.37		$10.71	$11.14	$11.15	$9.92	$9.29

Total Return(c)	(1.60)%		2.52%	9.06%	13.91%	7.34%	(7.10)%

Net assets, end of period (in 000’s)	$31		$32	$31	$28	$25	$23

Ratio of net expenses to average net assets	0.75	%(d)	0.72%	0.72%	0.71%	0.71%	0.72	%(d)

Ratio of total expenses to average net assets	5.38	%(d)	7.64%	4.64%	7.46%	14.11%	25.14	%(d)

Ratio of net investment income to average net assets	0.89	%(d)	1.16%	0.87%	1.37%	1.75%	1.39	%(d)

Portfolio turnover rate(e)	46%		122%	204%	126%	161%	2%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Class A Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$14.42		$16.16	$17.25	$16.08	$16.45	$18.50

Net investment income(a)	0.07		0.16	0.13	0.19	0.24	0.16

Net realized and unrealized gain (loss)	(0.33)		(0.25)	1.35	1.26	0.95	(1.11)

Total from investment operations	(0.26)		(0.09)	1.48	1.45	1.19	(0.95)

Distributions to shareholders from net investment income	(0.17)		(0.14)	(0.21)	(0.28)	(0.12)	(0.14)

Distributions to shareholders from net realized gains	(0.67)		(1.51)	(2.36)	—	(1.44)	(0.96)

Total distributions	(0.84)		(1.65)	(2.57)	(0.28)	(1.56)	(1.10)

Net asset value, end of period	$13.32		$14.42	$16.16	$17.25	$16.08	$16.45

Total Return(b)	(2.42)%		0.38%	9.29%	9.04%	7.73%	(5.51)%

Net assets, end of period (in 000’s)	$78,058		$84,723	$92,226	$153,608	$197,754	$234,810

Ratio of net expenses to average net assets	1.09	%(c)	1.11%	1.11%	1.14%	1.18%	1.17%

Ratio of total expenses to average net assets	1.26	%(c)	1.28%	1.24%	1.22%	1.22%	1.20%

Ratio of net investment income to average net assets	1.00	%(c)	1.10%	0.81%	1.14%	1.54%	0.92%

Portfolio turnover rate(d)	30%		62%	171%	124%	116%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Class C Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$13.64		$15.32	$16.51	$15.43	$15.83	$17.86

Net investment income(a)	0.02		0.05	0.01	0.07	0.12	0.03

Net realized and unrealized gain (loss)	(0.33)		(0.22)	1.29	1.19	0.93	(1.08)

Total from investment operations	(0.31)		(0.17)	1.30	1.26	1.05	(1.05)

Distributions to shareholders from net investment income	(0.07)		—	(0.13)	(0.18)	(0.01)	(0.02)

Distributions to shareholders from net realized gains	(0.67)		(1.51)	(2.36)	—	(1.44)	(0.96)

Total distributions	(0.74)		(1.51)	(2.49)	(0.18)	(1.45)	(0.98)

Net asset value, end of period	$12.59		$13.64	$15.32	$16.51	$15.43	$15.83

Total Return(b)	(2.88)%		(0.28)%	8.46%	8.18%	7.01%	(6.28)%

Net assets, end of period (in 000’s)	$19,041		$21,481	$36,819	$39,403	$41,587	$42,221

Ratio of net expenses to average net assets	1.84	%(c)	1.86%	1.86%	1.89%	1.93%	1.92%

Ratio of total expenses to average net assets	2.01	%(c)	2.03%	1.99%	1.97%	1.97%	1.95%

Ratio of net investment income to average net assets	0.25	%(c)	0.35%	0.06%	0.41%	0.79%	0.16%

Portfolio turnover rate(d)	30%		62%	171%	124%	116%	67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$14.58		$16.32	$17.42	$16.25	$16.61	$18.67

Net investment income(a)	0.10		0.21	0.19	0.25	0.30	0.24

Net realized and unrealized gain (loss)	(0.34)		(0.26)	1.36	1.27	0.97	(1.12)

Total from investment operations	(0.24)		(0.05)	1.55	1.52	1.27	(0.88)

Distributions to shareholders from net investment income	(0.22)		(0.18)	(0.28)	(0.35)	(0.19)	(0.22)

Distributions to shareholders from net realized gains	(0.67)		(1.51)	(2.37)	—	(1.44)	(0.96)

Total distributions	(0.89)		(1.69)	(2.65)	(0.35)	(1.63)	(1.18)

Net asset value, end of period	$13.45		$14.58	$16.32	$17.42	$16.25	$16.61

Total Return(b)	(2.31)%		0.69%	9.65%	9.41%	8.17%	(5.13)%

Net assets, end of period (in 000’s)	$138,373		$177,613	$174,803	$645,552	$905,400	$1,037,653

Ratio of net expenses to average net assets	0.78	%(c)	0.79%	0.79%	0.78%	0.78%	0.77%

Ratio of total expenses to average net assets	0.88	%(c)	0.89%	0.85%	0.82%	0.82%	0.80%

Ratio of net investment income to average net assets	1.30	%(c)	1.42%	1.13%	1.46%	1.93%	1.31%

Portfolio turnover rate(d)	30%		62%	171%	124%	116%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Service Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$14.36		$16.03	$17.14	$15.99	$16.36	$18.42

Net investment income(a)	0.06		0.13	0.10	0.17	0.22	0.15

Net realized and unrealized gain (loss)	(0.33)		(0.24)	1.35	1.23	0.96	(1.11)

Total from investment operations	(0.27)		(0.11)	1.45	1.40	1.18	(0.96)

Distributions to shareholders from net investment income	(0.15)		(0.05)	(0.20)	(0.25)	(0.11)	(0.14)

Distributions to shareholders from net realized gains	(0.67)		(1.51)	(2.36)	—	(1.44)	(0.96)

Total distributions	(0.82)		(1.56)	(2.56)	(0.25)	(1.55)	(1.10)

Net asset value, end of period	$13.27		$14.36	$16.03	$17.14	$15.99	$16.36

Total Return(b)	(2.53)%		0.20%	9.15%	8.80%	7.67%	(5.63)%

Net assets, end of period (in 000’s)	$858		$1,004	$1,201	$2,914	$3,549	$4,294

Ratio of net expenses to average net assets	1.28	%(c)	1.29%	1.29%	1.28%	1.28%	1.27%

Ratio of total expenses to average net assets	1.38	%(c)	1.39%	1.35%	1.32%	1.32%	1.30%

Ratio of net investment income to average net assets	0.81	%(c)	0.91%	0.64%	1.01%	1.45%	0.84%

Portfolio turnover rate(d)	30%		62%	171%	124%	116%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Investor Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$14.43		$16.17	$17.28	$16.11	$16.47	$18.34

Net investment income(a)	0.09		0.20	0.17	0.25	0.27	0.21

Net realized and unrealized gain (loss)	(0.33)		(0.26)	1.36	1.23	0.97	(1.12)

Total from investment operations	(0.24)		(0.06)	1.53	1.48	1.24	(0.91)

Distributions to shareholders from net investment income	(0.21)		(0.17)	(0.27)	(0.31)	(0.16)	—

Distributions to shareholders from net realized gains	(0.67)		(1.51)	(2.37)	—	(1.44)	(0.96)

Total distributions	(0.88)		(1.68)	(2.64)	(0.31)	(1.60)	(0.96)

Net asset value, end of period	$13.31		$14.43	$16.17	$17.28	$16.11	$16.47

Total Return(b)	(2.33)%		0.64%	9.61%	9.26%	8.05%	(5.29)%

Net assets, end of period (in 000’s)	$3,784		$4,191	$7,447	$6,516	$3,654	$6,878

Ratio of net expenses to average net assets	0.84	%(c)	0.86%	0.86%	0.88%	0.93%	0.92%

Ratio of total expenses to average net assets	1.01	%(c)	1.03%	0.99%	0.97%	0.97%	0.95%

Ratio of net investment income to average net assets	1.25	%(c)	1.35%	1.06%	1.47%	1.77%	1.17%

Portfolio turnover rate(d)	30%		62%	171%	124%	116%	67%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Class P Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$14.92		$16.66	$15.81

Net investment income(b)	0.10		0.21	0.08

Net realized and unrealized gain (loss)	(0.35)		(0.25)	0.77

Total from investment operations	(0.25)		(0.04)	0.85

Distributions to shareholders from net investment income	(0.22)		(0.19)	—

Distributions to shareholders from net realized gains	(0.67)		(1.51)	—

Total distributions	(0.89)		(1.70)	—

Net asset value, end of period	$13.78		$14.92	$16.66

Total Return(c)	(2.31)%		0.74%	5.38%

Net assets, end of period (in 000’s)	$168,211		$180,475	$248,012

Ratio of net expenses to average net assets	0.77	%(d)	0.78%	0.78	%(d)

Ratio of total expenses to average net assets	0.87	%(d)	0.88%	0.85	%(d)

Ratio of net investment income to average net assets	1.32	%(d)	1.43%	1.26	%(d)

Portfolio turnover rate(e)	30%		62%	171%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Class R Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$13.97		$15.71	$16.86	$15.73	$16.12	$18.17

Net investment income(a)	0.05		0.12	0.09	0.15	0.20	0.12

Net realized and unrealized gain (loss)	(0.33)		(0.25)	1.32	1.22	0.94	(1.09)

Total from investment operations	(0.28)		(0.13)	1.41	1.37	1.14	(0.97)

Distributions to shareholders from net investment income	(0.12)		(0.10)	(0.20)	(0.24)	(0.09)	(0.12)

Distributions to shareholders from net realized gains	(0.67)		(1.51)	(2.36)	—	(1.44)	(0.96)

Total distributions	(0.79)		(1.61)	(2.56)	(0.24)	(1.53)	(1.08)

Net asset value, end of period	$12.90		$13.97	$15.71	$16.86	$15.73	$16.12

Total Return(b)	(2.60)%		0.12%	9.05%	8.73%	7.51%	(5.77)%

Net assets, end of period (in 000’s)	$3,460		$4,008	$5,252	$6,204	$7,130	$7,710

Ratio of net expenses to average net assets	1.34	%(c)	1.36%	1.36%	1.39%	1.43%	1.42%

Ratio of total expenses to average net assets	1.51	%(c)	1.53%	1.49%	1.47%	1.47%	1.45%

Ratio of net investment income to average net assets	0.74	%(c)	0.85%	0.56%	0.90%	1.30%	0.66%

Portfolio turnover rate(d)	30%		62%	171%	124%	116%	79%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS LARGE CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Fund
	Class R6 Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$14.92		$16.66	$17.45	$16.25	$16.61	$17.88

Net investment income(b)	0.10		0.22	0.18	0.21	0.31	0.03

Net realized and unrealized gain (loss)	(0.35)		(0.26)	1.39	1.34	0.96	(1.30)

Total from investment operations	(0.25)		(0.04)	1.57	1.55	1.27	(1.27)

Distributions to shareholders from net investment income	(0.22)		(0.19)	—	(0.35)	(0.19)	—

Distributions to shareholders from net realized gains	(0.67)		(1.51)	(2.36)	—	(1.44)	—

Total distributions	(0.89)		(1.70)	(2.36)	(0.35)	(1.63)	—

Net asset value, end of period	$13.78		$14.92	$16.66	$17.45	$16.25	$16.61

Total Return(c)	(2.31)%		0.73%	9.67%	9.63%	8.21%	(7.10)%

Net assets, end of period (in 000’s)	$1,775		$2,172	$1,106	$11	$121,773	$9

Ratio of net expenses to average net assets	0.77	%(d)	0.78%	0.78%	0.76%	0.76%	0.77	%(d)

Ratio of total expenses to average net assets	0.87	%(d)	0.89%	0.85%	0.79%	0.80%	0.81	%(d)

Ratio of net investment income to average net assets	1.32	%(d)	1.44%	1.12%	1.27%	2.05%	2.01	%(d)

Portfolio turnover rate(e)	30%		62%	171%	124%	116%	79%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Class A Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$32.33		$36.62	$38.27	$35.25	$38.81	$49.03

Net investment income(a)	.09		0.16	0.08	0.19	0.32	0.13

Net realized and unrealized gain (loss)	(1.19)		0.40	3.71	3.20	0.56	(1.75)

Total from investment operations	(1.10)		0.56	3.79	3.39	0.88	(1.62)

Distributions to shareholders from net investment income	(0.21)		(0.14)	(0.15)	(0.37)	(0.10)	(0.13)

Distributions to shareholders from net realized gains	(0.84)		(4.71)	(5.29)	—	(4.34)	(8.47)

Total distributions	(1.05)		(4.85)	(5.44)	(0.37)	(4.44)	(8.60)

Net asset value, end of period	$30.18		$32.33	$36.62	$38.27	$35.25	$38.81

Total Return(b)	(3.76)%		3.39%	10.68%	9.66%	3.00%	(4.21)%

Net assets, end of period (in 000’s)	$453,331		$526,864	$630,820	$851,681	$1,363,093	$1,876,387

Ratio of net expenses to average net assets	1.22	%(c)	1.22%	1.22%	1.17%	1.15%	1.14%

Ratio of total expenses to average net assets	1.22	%(c)	1.23%	1.22%	1.17%	1.15%	1.14%

Ratio of net investment income to average net assets	.51	%(c)	0.49%	0.22%	0.51%	0.92%	0.31%

Portfolio turnover rate(d)	44%		82%	137%	124%	111%	95%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Class C Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$28.10		$32.59	$34.68	$32.00	$35.80	$46.05

Net investment income (loss)(a)	(0.02)		(0.07)	(0.17)	(0.09)	0.05	(0.19)

Net realized and unrealized gain (loss)	(1.04)		0.29	3.33	2.92	0.49	(1.59)

Total from investment operations	(1.06)		0.22	3.16	2.83	0.54	(1.78)

Distributions to shareholders from net investment income	—		—	—	(0.15)	—	— (b)

Distributions to shareholders from net realized gains	(0.84)		(4.71)	(5.25)	—	(4.34)	(8.47)

Total distributions	(0.84)		(4.71)	(5.25)	(0.15)	(4.34)	(8.47)

Net asset value, end of period	$26.20		$28.10	$32.59	$34.68	$32.00	$35.80

Total Return(c)	(4.11)%		2.58%	9.86%	8.86%	2.20%	(4.91)%

Net assets, end of period (in 000’s)	$21,574		$28,175	$78,897	$102,928	$141,081	$180,780

Ratio of net expenses to average net assets	1.97	%(d)	1.98%	1.97%	1.92%	1.90%	1.89%

Ratio of total expenses to average net assets	1.98	%(d)	1.98%	1.97%	1.92%	1.90%	1.89%

Ratio of net investment income (loss) to average net assets	(0.15	)%(d)	(0.24)%	(0.53)%	(0.25)%	0.16%	(0.47)%

Portfolio turnover rate(e)	44%		82%	137%	124%	111%	95%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$32.76		$37.06	$38.68	$35.64	$39.22	$49.55

Net investment income(a)	0.14		0.29	0.21	0.34	0.46	0.29

Net realized and unrealized gain (loss)	(1.19)		0.39	3.77	3.25	0.56	(1.75)

Total from investment operations	(1.05)		0.68	3.98	3.59	1.02	(1.46)

Distributions to shareholders from net investment income	(0.34)		(0.27)	(0.26)	(0.55)	(0.26)	(0.40)

Distributions to shareholders from net realized gains	(0.84)		(4.71)	(5.34)	—	(4.34)	(8.47)

Total distributions	(1.18)		(4.98)	(5.60)	(0.55)	(4.60)	(8.87)

Net asset value, end of period	$30.53		$32.76	$37.06	$38.68	$35.64	$39.22

Total Return(b)	(3.56)%		3.78%	11.13%	10.12%	3.39%	(3.82)%

Net assets, end of period (in 000’s)	$285,429		$346,004	$555,930	$1,424,886	$3,687,681	$5,868,055

Ratio of net expenses to average net assets	0.84	%(c)	0.84%	0.83%	0.77%	0.75%	0.74%

Ratio of total expenses to average net assets	0.84	%(c)	0.84%	0.83%	0.77%	0.75%	0.74%

Ratio of net investment income to average net assets	0.85	%(c)	0.89%	0.58%	0.91%	1.31%	0.68%

Portfolio turnover rate(d)	44%		82%	137%	124%	111%	95%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Service Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$31.58		$35.89	$37.61	$34.63	$38.21	$48.40

Net investment income(a)	0.06		0.12	0.04	0.15	0.28	0.08

Net realized and unrealized gain (loss)	(1.16)		0.38	3.65	3.15	0.54	(1.71)

Total from investment operations	(1.10)		0.50	3.69	3.30	0.82	(1.63)

Distributions to shareholders from net investment income	(0.14)		(0.10)	(0.12)	(0.32)	(0.06)	(0.09)

Distributions to shareholders from net realized gains	(0.84)		(4.71)	(5.29)	—	(4.34)	(8.47)

Total distributions	(0.98)		(4.81)	(5.41)	(0.32)	(4.40)	(8.56)

Net asset value, end of period	$29.50		$31.58	$35.89	$37.61	$34.63	$38.21

Total Return(b)	(3.81)%		3.25%	10.58%	9.56%	2.87%	(4.30)%

Net assets, end of period (in 000’s)	$35,350		$47,597	$65,727	$87,438	$139,677	$222,149

Ratio of net expenses to average net assets	1.34	%(c)	1.34%	1.33%	1.27%	1.25%	1.24%

Ratio of total expenses to average net assets	1.34	%(c)	1.34%	1.33%	1.28%	1.25%	1.24%

Ratio of net investment income to average net assets	0.41	%(c)	0.38%	0.11%	0.40%	0.84%	0.19%

Portfolio turnover rate(d)	44%		82%	137%	124%	111%	95%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Investor Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$31.55		$35.89	$37.57	$34.63	$38.23	$48.52

Net investment income(a)	0.11		0.23	0.17	0.27	0.39	0.22

Net realized and unrealized gain (loss)	(1.13)		0.37	3.63	3.17	0.55	(1.70)

Total from investment operations	(1.02)		0.60	3.80	3.44	0.94	(1.48)

Distributions to shareholders from net investment income	(0.30)		(0.23)	(0.18)	(0.50)	(0.20)	(0.34)

Distributions to shareholders from net realized gains	(0.84)		(4.71)	(5.30)	—	(4.34)	(8.47)

Total distributions	(1.14)		(4.94)	(5.48)	(0.50)	(4.54)	(8.81)

Net asset value, end of period	$29.39		$31.55	$35.89	$37.57	$34.63	$38.23

Total Return(b)	(3.63)%		3.63%	10.98%	9.94%	3.24%	(3.96)%

Net assets, end of period (in 000’s)	$37,511		$41,809	$51,375	$77,446	$220,429	$304,390

Ratio of net expenses to average net assets	0.97	%(c)	0.97%	0.97%	0.92%	0.90%	0.89%

Ratio of total expenses to average net assets	0.97	%(c)	0.98%	0.97%	0.92%	0.90%	0.89%

Ratio of net investment income to average net assets	0.73	%(c)	0.74%	0.47%	0.73%	1.16%	0.52%

Portfolio turnover rate(d)	44%		82%	137%	124%	111%	95%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Class P Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$32.73		$37.04	$35.64

Net investment income(b)	0.14		0.29	0.13

Net realized and unrealized gain (loss)	(1.19)		0.39	1.27

Total from investment operations	(1.05)		0.68	1.40

Distributions to shareholders from net investment income	(0.34)		(0.28)	—

Distributions to shareholders from net realized gains	(0.84)		(4.71)	—

Total distributions	(1.18)		(4.99)	—

Net asset value, end of period	$30.50		$32.73	$37.04

Total Return(c)	(3.56)%		3.80%	3.93%

Net assets, end of period (in 000’s)	$129,108		$141,460	$172,003

Ratio of net expenses to average net assets	0.83	%(d)	0.83%	0.86	%(d)

Ratio of total expenses to average net assets	0.83	%(d)	0.83%	0.86	%(d)

Ratio of net investment income to average net assets	0.85	%(d)	0.89%	0.94	%(d)

Portfolio turnover rate(e)	44%		82%	137%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Class R Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$31.20		$35.52	$37.28	$34.38	$38.00	$48.28

Net investment income (loss)(a)	0.04		0.08	(0.01)	0.09	0.22	— (b)

Net realized and unrealized gain (loss)	(1.15)		0.37	3.61	3.13	0.55	(1.69)

Total from investment operations	(1.11)		0.45	3.60	3.22	0.77	(1.69)

Distributions to shareholders from net investment income	(0.13)		(0.06)	(0.09)	(0.32)	(0.05)	(0.12)

Distributions to shareholders from net realized gains	(0.84)		(4.71)	(5.27)	—	(4.34)	(8.47)

Total distributions	(0.97)		(4.77)	(5.36)	(0.32)	(4.39)	(8.59)

Net asset value, end of period	$29.12		$31.20	$35.52	$37.28	$34.38	$38.00

Total Return(c)	(3.86)%		3.10%	10.43%	9.40%	2.72%	(4.45)%

Net assets, end of period (in 000’s)	$18,460		$21,916	$28,103	$34,193	$40,111	$42,277

Ratio of net expenses to average net assets	1.47	%(d)	1.47%	1.47%	1.42%	1.40%	1.39%

Ratio of total expenses to average net assets	1.47	%(d)	1.48%	1.47%	1.43%	1.40%	1.39%

Ratio of net investment income (loss) to average net assets	0.29	%(d)	0.25%	(0.03)%	0.25%	0.66%	0.01%

Portfolio turnover rate(e)	44%		82%	137%	124%	111%	95%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Mid Cap Value Fund
	Class R6 Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$32.74		$37.04	$38.66	$35.64	$39.23	$41.24

Net investment income (loss)(b)	0.14		0.27	0.22	0.36	0.47	(0.02)

Net realized and unrealized gain (loss)	(1.18)		0.41	3.76	3.22	0.56	(1.99)

Total from investment operations	(1.04)		0.68	3.98	3.58	1.03	(2.01)

Distributions to shareholders from net investment income	(0.35)		(0.27)	(0.27)	(0.56)	(0.28)	—

Distributions to shareholders from net realized gains	(0.84)		(4.71)	(5.33)	—	(4.34)	—

Total distributions	(1.19)		(4.98)	(5.60)	(0.56)	(4.62)	—

Net asset value, end of period	$30.51		$32.74	$37.04	$38.66	$35.64	$39.23

Total Return(c)	(3.59)%		3.79%	11.10%	10.13%	3.41%	(4.87)%

Net assets, end of period (in 000’s)	$49,642		$50,538	$39,520	$73,505	$372,313	$10

Ratio of net expenses to average net assets	0.83	%(d)	0.82%	0.82%	0.75%	0.73%	0.73	%(d)

Ratio of total expenses to average net assets	0.83	%(d)	0.83%	0.82%	0.75%	0.73%	0.73	%(d)

Ratio of net investment income (loss) to average net assets	0.85	%(d)	0.85%	0.60%	0.97%	1.39%	(0.62	)%(d)

Portfolio turnover rate(e)	44%		82%	137%	124%	111%	95%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Class A Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$47.20		$59.98	$56.63	$52.52	$49.78	$55.40

Net investment income(a)	0.14		0.20	0.04	0.16	0.20	0.16	(b)

Net realized and unrealized gain (loss)	(2.41)		(7.12)	9.70	5.92	5.11	(1.32)

Total from investment operations	(2.27)		(6.92)	9.74	6.08	5.31	(1.16)

Distributions to shareholders from net investment income	(0.26)		(0.02)	(0.08)	(0.22)	(0.16)	(0.10)

Distributions to shareholders from net realized gains	(2.06)		(5.84)	(6.31)	(1.75)	(2.41)	(4.36)

Total distributions	(2.32)		(5.86)	(6.39)	(1.97)	(2.57)	(4.46)

Net asset value, end of period	$42.61		$47.20	$59.98	$56.63	$52.52	$49.78

Total Return(c)	(5.48)%		(11.16)%	18.15%	11.56%	11.22%	(2.31)%

Net assets, end of period (in 000’s)	$488,071		$594,825	$803,918	$851,497	$928,091	$950,196

Ratio of net expenses to average net assets	1.34	%(d)	1.34%	1.33%	1.34%	1.35%	1.34%

Ratio of total expenses to average net assets	1.35	%(d)	1.36%	1.36%	1.38%	1.39%	1.39%

Ratio of net investment income to average net assets	0.54	%(d)	0.39%	0.07%	0.29%	0.42%	0.30	%(b)

Portfolio turnover rate(e)	29%		47%	55%	68%	46%	49%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.10 per share and 0.18% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Class C Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$33.97		$45.37	$44.50	$41.75	$40.23	$45.84

Net investment loss(a)	(0.02)		(0.13)	(0.31)	(0.20)	(0.13)	(0.19	)(b)

Net realized and unrealized gain (loss)	(1.68)		(5.43)	7.49	4.70	4.06	(1.06)

Total from investment operations	(1.70)		(5.56)	7.18	4.50	3.93	(1.25)

Distributions to shareholders from net investment income	—		—	—	—	— (c)	—

Distributions to shareholders from net realized gains	(2.06)		(5.84)	(6.31)	(1.75)	(2.41)	(4.36)

Total distributions	(2.06)		(5.84)	(6.31)	(1.75)	(2.41)	(4.36)

Net asset value, end of period	$30.21		$33.97	$45.37	$44.50	$41.75	$40.23

Total Return(d)	(5.83)%		(11.83)%	17.26%	10.72%	10.40%	(3.04)%

Net assets, end of period (in 000’s)	$5,968		$8,867	$37,157	$37,357	$47,925	$59,341

Ratio of net expenses to average net assets	2.09	%(e)	2.09%	2.08%	2.09%	2.10%	2.09%

Ratio of total expenses to average net assets	2.11	%(e)	2.11%	2.11%	2.13%	2.14%	2.14%

Ratio of net investment loss to average net assets	(0.10	)%(e)	(0.36)%	(0.69)%	(0.45)%	(0.33)%	(0.45	)%(b)

Portfolio turnover rate(f)	29%		47%	55%	68%	46%	49%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.10 per share and 0.18% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$51.56		$64.90	$60.78	$56.20	$53.10	$58.80

Net investment income(a)	0.23		0.43	0.28	0.41	0.42	0.39	(b)

Net realized and unrealized gain (loss)	(2.63)		(7.71)	10.46	6.34	5.45	(1.40)

Total from investment operations	(2.40)		(7.28)	10.74	6.75	5.87	(1.01)

Distributions to shareholders from net investment income	(0.46)		(0.22)	(0.31)	(0.42)	(0.36)	(0.33)

Distributions to shareholders from net realized gains	(2.06)		(5.84)	(6.31)	(1.75)	(2.41)	(4.36)

Total distributions	(2.52)		(6.06)	(6.62)	(2.17)	(2.77)	(4.69)

Net asset value, end of period	$46.64		$51.56	$64.90	$60.78	$56.20	$53.10

Total Return(c)	(5.32)%		(10.81)%	18.62%	12.00%	11.66%	(1.92)%

Net assets, end of period (in 000’s)	$2,708,576		$3,114,853	$4,304,041	$4,393,986	$4,476,848	$4,503,821

Ratio of net expenses to average net assets	0.96	%(d)	0.95%	0.94%	0.94%	0.95%	0.94%

Ratio of total expenses to average net assets	0.97	%(d)	0.97%	0.97%	0.98%	0.99%	0.99%

Ratio of net investment income to average net assets	0.86	%(d)	0.78%	0.45%	0.69%	0.82%	0.70	%(b)

Portfolio turnover rate(e)	29%		47%	55%	68%	46%	49%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.10 per share and 0.18% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Service Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$45.50		$58.10	$55.04	$51.10	$48.50	$54.08

Net investment income (loss)(a)	0.09		0.14	(0.03)	0.09	0.15	0.11	(b)

Net realized and unrealized gain (loss)	(2.32)		(6.90)	9.42	5.77	4.96	(1.29)

Total from investment operations	(2.23)		(6.76)	9.39	5.86	5.11	(1.18)

Distributions to shareholders from net investment income	(0.15)		—	(0.02)	(0.17)	(0.10)	(0.04)

Distributions to shareholders from net realized gains	(2.06)		(5.84)	(6.31)	(1.75)	(2.41)	(4.36)

Total distributions	(2.21)		(5.84)	(6.33)	(1.92)	(2.51)	(4.40)

Net asset value, end of period	$41.06		$45.50	$58.10	$55.04	$51.10	$48.50

Total Return(c)	(5.54)%		(11.26)%	18.02%	11.44%	11.11%	(2.41)%

Net assets, end of period (in 000’s)	$44,068		$75,860	$110,636	$145,996	$119,315	$134,195

Ratio of net expenses to average net assets	1.46	%(d)	1.45%	1.44%	1.44%	1.45%	1.44%

Ratio of total expenses to average net assets	1.47	%(d)	1.47%	1.47%	1.48%	1.49%	1.49%

Ratio of net investment income (loss) to average net assets	0.44	%(d)	0.29%	(0.06)%	0.17%	0.32%	0.21	%(b)

Portfolio turnover rate(e)	29%		47%	55%	68%	46%	49%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.10 per share and 0.18% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Investor Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$46.84		$59.60	$56.32	$52.23	$49.55	$55.18

Net investment income(a)	0.18		0.32	0.18	0.29	0.32	0.28	(b)

Net realized and unrealized gain (loss)	(2.36)		(7.09)	9.64	5.90	5.07	(1.30)

Total from investment operations	(2.18)		(6.77)	9.82	6.19	5.39	(1.02)

Distributions to shareholders from net investment income	(0.40)		(0.15)	(0.23)	(0.35)	(0.30)	(0.25)

Distributions to shareholders from net realized gains	(2.06)		(5.84)	(6.31)	(1.75)	(2.41)	(4.36)

Total distributions	(2.46)		(5.99)	(6.54)	(2.10)	(2.71)	(4.61)

Net asset value, end of period	$42.20		$46.84	$59.60	$56.32	$52.23	$49.55

Total Return(c)	(5.36)%		(10.94)%	18.44%	11.84%	11.50%	(2.07)%

Net assets, end of period (in 000’s)	$117,686		$132,434	$173,176	$168,986	$162,661	$128,838

Ratio of net expenses to average net assets	1.09	%(d)	1.09%	1.08%	1.09%	1.10%	1.09%

Ratio of total expenses to average net assets	1.10	%(d)	1.11%	1.11%	1.13%	1.14%	1.14%

Ratio of net investment income to average net assets	0.75	%(d)	0.64%	0.31%	0.53%	0.67%	0.54	%(b)

Portfolio turnover rate(e)	29%		47%	55%	68%	46%	49%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.10 per share and 0.18% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Class P Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$51.53		$64.88	$60.80

Net investment income(b)	0.23		0.43	0.11

Net realized and unrealized gain (loss)	(2.62)		(7.71)	3.97

Total from investment operations	(2.39)		(7.28)	4.08

Distributions to shareholders from net investment income	(0.46)		(0.23)	—

Distributions to shareholders from net realized gains	(2.06)		(5.84)	—

Total distributions	(2.52)		(6.07)	—

Net asset value, end of period	$46.62		$51.53	$64.88

Total Return(c)	(5.30)%		(10.80)%	6.71%

Net assets, end of period (in 000’s)	$214,330		$231,930	$317,224

Ratio of net expenses to average net assets	0.95	%(d)	0.94%	0.93	%(d)

Ratio of total expenses to average net assets	0.96	%(d)	0.96%	0.97	%(d)

Ratio of net investment income to average net assets	0.86	%(d)	0.79%	0.46	%(d)

Portfolio turnover rate(e)	29%		47%	55%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Class R Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$45.96		$58.69	$55.60	$51.62	$48.95	$54.58

Net investment income (loss)(a)	0.08		0.07	(0.11)	0.02	0.08	0.03	(b)

Net realized and unrealized gain (loss)	(2.36)		(6.96)	9.51	5.82	5.03	(1.30)

Total from investment operations	(2.28)		(6.89)	9.40	5.84	5.11	(1.27)

Distributions to shareholders from net investment income	(0.13)		—	—	(0.11)	(0.03)	—

Distributions to shareholders from net realized gains	(2.06)		(5.84)	(6.31)	(1.75)	(2.41)	(4.36)

Total distributions	(2.19)		(5.84)	(6.31)	(1.86)	(2.44)	(4.36)

Net asset value, end of period	$41.49		$45.96	$58.69	$55.60	$51.62	$48.95

Total Return(c)	(5.61)%		11.37%	17.85%	11.28%	10.96%	(2.56)%

Net assets, end of period (in 000’s)	$67,514		$84,684	$123,288	$124,039	$122,526	$136,644

Ratio of net expenses to average net assets	1.59	%(d)	1.59%	1.58%	1.59%	1.60%	1.59%

Ratio of total expenses to average net assets	1.60	%(d)	1.61%	1.61%	1.63%	1.64%	1.64%

Ratio of net investment income (loss) to average net assets	0.33	%(d)	0.15%	(0.19)%	0.04%	0.18%	0.05	%(b)

Portfolio turnover rate(e)	29%		47%	55%	68%	46%	49%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.10 per share and 0.18% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS SMALL CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Fund
	Class R6 Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$51.53		$64.88	$60.77	$56.19	$53.10	$56.15

Net investment income (loss)(b)	0.23		0.42	0.27	0.38	0.37	(0.03	)(c)

Net realized and unrealized gain (loss)	(2.61)		(7.70)	10.47	6.39	5.51	(3.02)

Total from investment operations	(2.38)		(7.28)	10.74	6.77	5.88	(3.05)

Distributions to shareholders from net investment income	(0.47)		(0.23)	(0.32)	(0.44)	(0.38)	—

Distributions to shareholders from net realized gains	(2.06)		(5.84)	(6.31)	(1.75)	(2.41)	—

Total distributions	(2.53)		(6.07)	(6.63)	(2.19)	(2.79)	—

Net asset value, end of period	$46.62		$51.53	$64.88	$60.77	$56.19	$53.10

Total Return(d)	(5.29)%		(10.81)%	18.63%	12.03%	11.68%	(5.43)%

Net assets, end of period (in 000’s)	$1,286,143		$1,302,069	$1,146,132	$759,095	$317,289	$26,847

Ratio of net expenses to average net assets	0.95	%(e)	0.94%	0.93%	0.92%	0.93%	0.93	%(e)

Ratio of total expenses to average net assets	0.96	%(e)	0.96%	0.96%	0.96%	0.98%	1.00	%(e)

Ratio of net investment income (loss) to average net assets	0.87	%(e)	0.77%	0.44%	0.63%	0.71%	(0.62	)%(c)(e)

Portfolio turnover rate(f)	29%		47%	55%	68%	46%	49%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.10 per share and 0.18% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Class A Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$11.99		$13.58	$12.37	$11.18	$10.46		$11.01

Net investment income(a)	0.04		0.07	0.04	0.07	0.08	(b)	0.02

Net realized and unrealized gain (loss)	(0.43)		(0.88)	1.72	1.19	0.70		(0.38)

Total from investment operations	(0.39)		(0.81)	1.76	1.26	0.78		(0.36)

Distributions to shareholders from net investment income	(0.07)		(0.02)	(0.08)	(0.07)	(0.01)		(0.03)

Distributions to shareholders from net realized gains	—		(0.76)	(0.47)	—	(0.05)		(0.16)

Total distributions	(0.07)		(0.78)	(0.55)	(0.07)	(0.06)		(0.19)

Net asset value, end of period	$11.53		$11.99	$13.58	$12.37	$11.18		$10.46

Total Return(c)	(3.32)%		(5.42)%	14.47%	11.30%	7.49%		(3.34)%

Net assets, end of period (in 000’s)	$1,304		$1,467	$1,699	$1,497	$1,128		$530

Ratio of net expenses to average net assets	1.23	%(d)	1.23%	1.23%	1.24%	1.26%		1.34%

Ratio of total expenses to average net assets	1.49	%(d)	1.56%	1.47%	1.73%	2.25%		4.38%

Ratio of net investment income to average net assets	0.58	%(d)	0.61%	0.34%	0.58%	0.78	%(b)	0.14%

Portfolio turnover rate(e)	34%		73%	105%	108%	109%		122%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.29% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Class C Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$11.67		$13.30	$12.14	$11.01	$10.37		$10.97

Net investment loss(a)	(0.01)		(0.02)	(0.06)	(0.02)	—	(b)(c)	(0.07)

Net realized and unrealized gain (loss)	(0.43)		(0.85)	1.69	1.17	0.69		(0.37)

Total from investment operations	(0.44)		(0.87)	1.63	1.15	0.69		(0.44)

Distributions to shareholders from net investment income	—		—	—	(0.02)	—		—

Distributions to shareholders from net realized gains	—		(0.76)	(0.47)	—	(0.05)		(0.16)

Total distributions	—		(0.76)	(0.47)	(0.02)	(0.05)		(0.16)

Net asset value, end of period	$11.23		$11.67	$13.30	$12.14	$11.01		$10.37

Total Return(d)	(3.77)%		(6.07)%	13.63%	10.48%	6.71%		(4.02)%

Net assets, end of period (in 000’s)	$950		$994	$1,140	$1,126	$618		$321

Ratio of net expenses to average net assets	1.98	%(e)	1.98%	1.98%	1.99%	2.01%		2.09%

Ratio of total expenses to average net assets	2.24	%(e)	2.31%	2.22%	2.47%	2.99%		5.25%

Ratio of net investment income (loss) to average net assets	(0.08	)%(e)	(0.15)%	(0.44)%	(0.17)%	0.04	%(c)	(0.61)%

Portfolio turnover rate(f)	34%		73%	105%	108%	109%		122%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.29% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$12.18		$13.74	$12.50	$11.29	$10.53		$11.04

Net investment income(a)	0.06		0.12	0.08	0.12	0.12	(b)	0.06

Net realized and unrealized gain (loss)	(0.43)		(0.88)	1.75	1.20	0.71		(0.36)

Total from investment operations	(0.37)		(0.76)	1.83	1.32	0.83		(0.30)

Distributions to shareholders from net investment income	(0.13)		(0.04)	(0.12)	(0.11)	(0.02)		(0.05)

Distributions to shareholders from net realized gains	—		(0.76)	(0.47)	—	(0.05)		(0.16)

Total distributions	(0.13)		(0.80)	(0.59)	(0.11)	(0.07)		(0.21)

Net asset value, end of period	$11.68		$12.18	$13.74	$12.50	$11.29		$10.53

Total Return(c)	(3.18)%		(5.00)%	14.93%	11.71%	7.96%		(2.79)%

Net assets, end of period (in 000’s)	$6,171		$6,223	$5,666	$42,085	$39,176		$25,756

Ratio of net expenses to average net assets	0.85	%(d)	0.84%	0.84%	0.84%	0.87%		0.93%

Ratio of total expenses to average net assets	1.11	%(d)	1.17%	1.08%	1.35%	1.84%		3.41%

Ratio of net investment income to average net assets	0.92	%(d)	0.99%	0.58%	0.97%	1.18	%(b)	0.51%

Portfolio turnover rate(e)	34%		73%	105%	108%	109%		122%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.29% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Investor Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$12.09		$13.67	$12.44	$11.23	$10.49		$11.03

Net investment income(a)	0.05		0.10	0.08	0.10	0.11	(b)	0.05

Net realized and unrealized gain (loss)	(0.43)		(0.88)	1.73	1.19	0.71		(0.39)

Total from investment operations	(0.38)		(0.78)	1.81	1.29	0.82		(0.34)

Distributions to shareholders from net investment income	(0.11)		(0.04)	(0.11)	(0.08)	(0.03)		(0.04)

Distributions to shareholders from net realized gains	—		(0.76)	(0.47)	—	(0.05)		(0.16)

Total distributions	(0.11)		(0.80)	(0.58)	(0.08)	(0.08)		(0.20)

Net asset value, end of period	$11.60		$12.09	$13.67	$12.44	$11.23		$10.49

Total Return(c)	(3.25)%		(5.19)%	14.82%	11.52%	7.81%		(3.11)%

Net assets, end of period (in 000’s)	$2,970		$3,253	$5,541	$3,250	$2,846		$119

Ratio of net expenses to average net assets	0.98	%(d)	0.98%	0.98%	0.99%	1.01%		1.09%

Ratio of total expenses to average net assets	1.24	%(d)	1.30%	1.22%	1.48%	2.03%		4.00%

Ratio of net investment income to average net assets	0.80	%(d)	0.85%	0.61%	0.82%	1.08	%(b)	0.43%

Portfolio turnover rate(e)	34%		73%	105%	108%	109%		122%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.29% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Class P Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$12.16		$13.75	$13.26

Net investment income(b)	0.06		0.12	0.05

Net realized and unrealized gain (loss)	(0.43)		(0.89)	0.44

Total from investment operations	(0.37)		(0.77)	0.49

Distributions to shareholders from net investment income	(0.13)		(0.06)	—

Distributions to shareholders from net realized gains	—		(0.76)	—

Total distributions	(0.13)		(0.82)	—

Net asset value, end of period	$11.66		$12.16	$13.75

Total Return(c)	(3.18)%		(5.05)%	3.70%

Net assets, end of period (in 000’s)	$47,826		$48,725	$54,660

Ratio of net expenses to average net assets	0.84	%(d)	0.83%	0.83	%(d)

Ratio of total expenses to average net assets	1.10	%(d)	1.16%	1.09	%(d)

Ratio of net investment income to average net assets	0.93	%(d)	1.00%	0.99	%(d)

Portfolio turnover rate(e)	34%		73%	105%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Class R Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data

Net asset value, beginning of period	$11.96		$13.56	$12.35	$11.15	$10.45		$11.00

Net investment income (loss)(a)	0.03		0.04	0.01	0.04	0.05	(b)	(0.02)

Net realized and unrealized gain (loss)	(0.45)		(0.87)	1.72	1.19	0.70		(0.37)

Total from investment operations	(0.42)		(0.83)	1.73	1.23	0.75		(0.39)

Distributions to shareholders from net investment income	(0.04)		(0.01)	(0.05)	(0.03)	—		—

Distributions to shareholders from net realized gains	—		(0.76)	(0.47)	—	(0.05)		(0.16)

Total distributions	(0.04)		(0.77)	(0.52)	(0.03)	(0.05)		(0.16)

Net asset value, end of period	$11.50		$11.96	$13.56	$12.35	$11.15		$10.45

Total Return(c)	(3.44)%		(5.65)%	14.20%	11.06%	7.24%		(3.55)%

Net assets, end of period (in 000’s)	$156		$160	$207	$131	$132		$130

Ratio of net expenses to average net assets	1.48	%(d)	1.48%	1.48%	1.49%	1.52%		1.59%

Ratio of total expenses to average net assets	1.74	%(d)	1.81%	1.72%	2.00%	2.50%		3.81%

Ratio of net investment income (loss) to average net assets	0.36	%(d)	0.36%	0.09%	0.32%	0.49	%(b)	(0.19)%

Portfolio turnover rate(e)	34%		73%	105%	108%	109%		122%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.29% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL/MID CAP VALUE FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small/Mid Cap Value Fund
	Class R6 Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,					Period Ended August 31, 2015(a)
			2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$12.16		$13.75	$12.51	$11.29	$10.53		$11.14

Net investment income(b)	0.06		0.12	0.10	0.12	0.12	(c)	—	(d)

Net realized and unrealized gain (loss)	(0.43)		(0.89)	1.73	1.21	0.72		(0.61)

Total from investment operations	(0.37)		(0.77)	1.83	1.33	0.84		(0.61)

Distributions to shareholders from net investment income	(0.13)		(0.06)	(0.12)	(0.11)	(0.03)		—

Distributions to shareholders from net realized gains	—		(0.76)	(0.47)	—	(0.05)		—

Total distributions	(0.13)		(0.82)	(0.59)	(0.11)	(0.08)		—

Net asset value, end of period	$11.66		$12.16	$13.75	$12.51	$11.29		$10.53

Total Return(e)	(3.18)%		(5.06)%	14.94%	11.80%	7.98%		(5.48)%

Net assets, end of period (in 000’s)	$54,429		$57,055	$60,931	$61,251	$10		$9

Ratio of net expenses to average net assets	0.84	%(f)	0.83%	0.83%	0.83%	0.88%		0.94	%(f)

Ratio of total expenses to average net assets	1.10	%(f)	1.16%	1.07%	1.08%	1.90%		4.88	%(f)

Ratio of net investment income (loss) to average net assets	0.93	%(f)	1.00%	0.75%	0.97%	1.14	%(c)	(0.43	)%(f)

Portfolio turnover rate(g)	34%		73%	105%	108%	109%		122%

(a)	Commenced operations on July 31, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.29% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(f)	Annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements

February 29, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Focused Value	A, C, Institutional, Investor, P, R and R6	Non-diversified
Equity Income, Large Cap Value, Mid Cap Value, Small Cap Value	A, C, Institutional, Service, Investor, P, R and R6	Diversified
Small/Mid Cap Value	A, C, Institutional, Investor, P, R and R6	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class P, Class R and Class R6 Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/ or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

82

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Equity Income	Quarterly	Annually
Focused Value, Large Cap Value, Mid Cap Value, Small Cap Value and Small/Mid Cap Value	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Commission Recapture — GSAM, on behalf of certain Funds, may direct portfolio trades, subject to seeking best execution, to various brokers who have agreed to rebate a portion of the commissions generated. Such rebates are made directly to a Fund as cash payments and are included in net realized gain (loss) from investments on the Statements of Operations.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

83

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 29, 2020:

EQUITY INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$3,679,901	$—	$—

Europe	45,457,195	—	—

North America	283,021,494	—	—

Investment Company	1,548,719	—	—

Securities Lending Reinvestment Vehicle	5,564,734	—	—

Total	$339,272,043	$—	$—

84

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

FOCUSED VALUE

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$626,128	$—	$—

North America	8,156,221	—	—

Investment Company	261,726	—	—

Total	$9,044,075	$—	$—

LARGE CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$21,633,580	$—	$—

North America	389,016,590	—	—

Investment Company	1,676,381	—	—

Total	$412,326,551	$—	$—

MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$37,864,971	$—	$—

North America	980,580,212	—	—

Investment Company	19,821,549	—	—

Securities Lending Reinvestment Vehicle	9,494,760	—	—

Total	$1,047,761,492	$—	$—

SMALL CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$153,952,349	$—	$—

North America	4,770,912,463	—	—

Investment Company	17,298,161	—	—

Securities Lending Reinvestment Vehicle	10,021,266	—	—

Total	$4,952,184,239	$—	$—

85

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SMALL/MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$3,335,183	$—	$—

North America	106,138,064	—	—

Investment Company	3,944,021	—	—

Total	$113,417,268	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended February 29, 2020, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate#
Fund	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $3 Billion	Over $8 Billion	Effective Rate
Equity Income	0.69%	0.62%	0.59%	0.58%	0.57%	0.69%	0.69%
Focused Value	0.69	0.62	0.59	0.58	0.57	0.69	0.69
Large Cap Value	0.75	0.68	0.65	0.64	0.63	0.75	0.73	*
Mid Cap Value	0.75	0.75	0.68	0.65	0.64	0.75	0.75
Small Cap Value	0.98	0.98	0.88	0.84	0.82	0.91	0.91
Small/Mid Cap Value	0.80	0.80	0.72	0.68	0.67	0.80	0.80

#	The Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.
*	Effective December 27, 2019, GSAM agreed to waive a portion of its management fee with respect to the Large Cap Value Fund in order to achieve an effective net management fee rate of 0.69% as an annual percentage of the Fund’s average daily net assets. This arrangement will remain in effect through at least December 27, 2020, and prior to such date, GSAM may not terminate the arrangement without the approval of the Board of Trustees.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”) which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six months ended February 29, 2020, the management fee waived by GSAM for each Fund was as follows:

86

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Management Fee Waived
Equity Income	$824
Focused Value	112
Large Cap Value	3,161
Mid Cap Value	10,038
Small Cap Value	43,540
Small/Mid Cap Value	1,379

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*	Service
Distribution and/or Service Plan	0.25%	0.75%	0.50%	0.25%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended February 29, 2020, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Equity Income	$6,414	$100
Large Cap Value	5,753	38
Mid Cap Value	10,331	13
Small Cap Value	1,229	—
Small/Mid Cap Value	899	—

87

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D.  Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.17% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class P and Class R6 Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.07% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the Large Cap Value Fund. This arrangement will remain in effect through at least December 27, 2020, and prior to such date, the Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.04% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the Equity Income Fund and Focused Value Fund. This arrangement will remain in effect through at least December 27, 2020, and prior to such date, the Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Equity Income, Focused Value, Large Cap Value, Small Cap Value and Small/Mid Cap Value Funds is 0.004% and for Mid Cap Value Fund is 0.104% . These Other Expense limitations will remain in place through at least December 27, 2020, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan, Service Plan and Shareholder Administration Plan, and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended February 29, 2020, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Fee Waiver/ Credits	Other Expense Reimbursements	Total Expense Reductions
Equity Income	$824	$67,499	$287,115	$355,438
Focused Value	112	34	175,734	175,880
Large Cap Value	53,311	41,320	182,864	277,495
Mid Cap Value	10,038	900	—	10,938
Small Cap Value	43,540	1,201	465,479	510,220
Small/Mid Cap Value	1,379	9	163,152	164,540

88

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G.  Line of Credit Facility — As of February 29, 2020, the Funds participated in a $580,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 29, 2020, the Funds did not have any borrowings under the facility.

H.  Other Transactions with Affiliates — The table below shows the transactions in and earnings from the investments by the Funds in the Government Money Market Fund for the six months ended February 29, 2020:

Fund	Beginning value as of August 31, 2019	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2020	Shares as of February 29, 2020	Dividend Income
Equity Income Fund	$2,313,684	$14,079,521	$(14,844,486)	$1,548,719	$1,548,719	$8,668
Focused Value Fund	123,228	1,299,187	(1,160,689)	261,726	261,726	1,183
Large Cap Value Fund	1,287,426	47,133,456	(46,744,501)	1,676,381	1,676,381	32,567
Mid Cap Value Fund	11,441,679	204,167,654	(195,787,784)	19,821,549	19,821,549	104,292
Small Cap Value Fund	28,510,352	428,100,076	(439,312,267)	17,298,161	17,298,161	460,896
Small/Mid Cap Value Fund	1,276,729	14,012,556	(11,345,264)	3,944,021	3,944,021	14,862

As of February 29, 2020, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of total outstanding shares of the following funds:

Fund	Class A	Class C	Institutional	Investor	Class R	Class R6
Focused Value	49%	100%	87%	100%	100%	100%
Small/Mid Cap Value	—	—	—	—	7	—

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 29, 2020, were as follows:

Fund	Purchases	Sales and Maturities
Equity Income	$69,557,211	$79,800,886
Focused Value	7,083,278	3,444,419
Large Cap Value	137,837,527	190,587,796
Mid Cap Value	511,775,379	649,152,526
Small Cap Value	1,648,803,110	1,958,827,571
Small/Mid Cap Value	40,824,202	42,681,270

89

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

6. SECURITIES LENDING

The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 29, 2020, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended February 29, 2020, are reported under Investment Income on the Statements of Operations.

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended February 29, 2020:

Fund	Beginning value as of August 31, 2019	Purchase at Cost	Proceeds from Sales	Ending value as of February 29, 2020
Equity Income Fund	$—	$5,564,734	$—	$5,564,734
Mid Cap Value Fund	—	51,941,299	(42,446,539)	9,494,760
Small Cap Value Fund	—	165,446,203	(155,424,937)	10,021,266

90

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2019, the Funds’ capital loss carryforward and certain timing differences on a tax basis were as follows:

	Equity Income	Focused Value	Large Cap Value	Mid Cap Value	Small Cap Value	Small/Mid Cap Value
Capital loss carryforwards:
Perpetual Short-Term	$—	$—	$—	$—	$—	$(1,331,200)
Timing differences (Qualified Late Year Loss Deferral and Post October Losses)	$—	$—	$(7,447,550)	$—	$(131,489,710)	$(1,017,369)

As of February 29, 2020, the Fund’s aggregate security unrealized gains and losses based on cost for U.S federal income tax purposes were as follows:

	Equity Income	Focused Value	Large Cap Value	Mid Cap Value	Small Cap Value	Small/Mid Cap Value
Tax Cost	$319,591,855	$9,354,878	$390,638,122	$1,020,930,002	$4,637,037,949	$113,871,644
Gross unrealized gain	40,548,880	286,519	49,130,645	100,157,351	833,887,220	10,681,791
Gross unrealized loss	(20,868,692)	(597,322)	(27,442,216)	(73,325,861)	(518,740,930)	(11,136,167)
Net unrealized security gain (loss)	$19,680,188	$(310,803))	$21,688,429	$26,831,490	$315,146,290	$(454,376)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, and differences related to the tax treatment of underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market

91

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

8. OTHER RISKS (continued)

countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Focused Value Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

92

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

93

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Equity Income Fund

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	91,840	$3,685,166	445,813	$16,709,526
Reinvestment of distributions	363,553	14,460,069	214,501	7,867,108
Shares redeemed	(450,236)	(18,014,086)	(986,154)	(36,811,248)
	5,157	131,149	(325,840)	(12,234,614)
Class C Shares
Shares sold	11,362	431,956	44,697	1,530,794
Reinvestment of distributions	8,161	308,625	3,662	127,311
Shares redeemed	(25,615)	(963,381)	(296,114)	(10,719,219)
	(6,092)	(222,800)	(247,755)	(9,061,114)
Institutional Shares
Shares sold	45,663	1,848,823	70,964	2,716,328
Reinvestment of distributions	23,679	959,123	16,445	612,002
Shares redeemed	(38,461)	(1,563,963)	(218,980)	(7,933,165)
	30,881	1,243,982	(131,571)	(4,604,835)
Service Shares
Shares sold	3	100	2,684	104,933
Reinvestment of distributions	176	7,032	70	2,598
Shares redeemed	(446)	(17,790)	(481)	(18,017)
	(267)	(10,658)	2,273	89,514
Investor Shares
Shares sold	11,146	445,681	8,541	313,789
Reinvestment of distributions	3,108	123,422	1,971	72,161
Shares redeemed	(7,479)	(300,106)	(25,479)	(953,281)
	6,775	268,997	(14,967)	(567,331)
Class P Shares
Shares sold	27,238	1,112,619	40,726	1,566,462
Reinvestment of distributions	14,024	567,904	8,496	316,996
Shares redeemed	(11,779)	(482,771)	(37,610)	(1,414,030)
	29,483	1,197,752	11,612	469,428
Class R Shares
Shares sold	1,872	74,736	3,903	145,465
Reinvestment of distributions	1,321	52,220	686	25,002
Shares redeemed	(1,659)	(66,005)	(4,443)	(164,282)
	1,534	60,951	146	6,185
Class R6 Shares
Shares sold	9,238	375,147	165,413	5,931,461
Reinvestment of distributions	7,267	294,347	1,706	66,115
Shares redeemed	(19,972)	(796,522)	(16,828)	(655,401)
	(3,467)	(127,028)	150,291	6,342,175

NET INCREASE (DECREASE)	64,004	$2,542,346	(555,811)	$(20,560,592)

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Focused Value Fund

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	278	$3,237	985	$10,181
Reinvestment of distributions	77	896	273	2,623
Shares redeemed	—	—	(18)	(196)
	355	4,133	1,240	12,608
Class C Shares
Shares sold	—	—	146	1,396
Reinvestment of distributions	28	328	—	—
	28	328	146	1,396
Institutional Shares
Shares sold	648	7,500	9,260	100,006
Reinvestment of distributions	1,167	13,526	3,789	36,446
Shares redeemed	—	—	(31,167)	(350,006)
	1,815	21,026	(18,118)	(213,554)
Investor Shares
Shares sold	—	—	179	1,721
Reinvestment of distributions	45	521	—	—
	45	521	179	1,721
Class P Shares
Shares sold	316,873	3,597,409	140,087	1,480,068
Reinvestment of distributions	12,220	141,442	25,771	248,134
Shares redeemed	(349)	(4,053)	(230,408)	(2,420,993)
	328,744	3,734,798	(64,550)	(692,791)
Class R Shares
Shares sold	—	—	162	1,556
Reinvestment of distributions	31	358	—	—
	31	358	162	1,556
Class R6 Shares
Shares sold	—	—	184	1,772
Reinvestment of distributions	49	557	—	—
	49	557	184	1,772

NET INCREASE (DECREASE)	331,067	$3,761,721	(80,757)	$(887,292)

95

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Large Cap Value Fund

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	187,074	$2,808,464	1,156,233	$17,800,681
Reinvestment of distributions	298,924	4,482,804	706,075	9,409,667
Shares redeemed	(498,149)	(7,449,003)	(1,695,249)	(24,448,465)
	(12,151)	(157,735)	167,059	2,761,883
Class C Shares
Shares sold	12,312	174,345	161,902	2,166,686
Reinvestment of distributions	76,995	1,087,870	184,223	2,321,210
Shares redeemed	(152,516)	(2,141,626)	(1,173,580)	(17,332,904)
	(63,209)	(879,411)	(827,455)	(12,845,008)
Institutional Shares
Shares sold	361,750	5,481,897	4,137,664	58,999,092
Reinvestment of distributions	579,508	8,786,383	1,200,415	16,163,241
Shares redeemed	(2,834,309)	(42,796,685)	(3,870,176)	(55,213,329)
	(1,893,051)	(28,257,405)	1,467,903	19,949,004
Service Shares
Shares sold	4,005	60,063	13,920	197,835
Reinvestment of distributions	1,053	15,722	3,114	41,241
Shares redeemed	(10,297)	(145,040)	(22,033)	(322,975)
	(5,239)	(69,255)	(4,999)	(83,899)
Investor Shares
Shares sold	28,879	435,390	115,895	1,663,323
Reinvestment of distributions	15,987	239,744	46,233	616,179
Shares redeemed	(50,976)	(761,599)	(332,305)	(4,890,057)
	(6,110)	(86,465)	(170,177)	(2,610,555)
Class P Shares
Shares sold	186,766	2,904,740	358,585	5,316,225
Reinvestment of distributions	683,416	10,614,391	1,811,077	24,947,700
Shares redeemed	(759,418)	(11,871,382)	(4,957,360)	(71,436,139)
	110,764	1,647,749	(2,787,698)	(41,172,214)
Class R Shares
Shares sold	9,834	143,124	60,801	825,836
Reinvestment of distributions	14,096	204,395	39,199	506,341
Shares redeemed	(42,628)	(621,733)	(147,471)	(2,058,916)
	(18,698)	(274,214)	(47,471)	(726,739)
Class R6 Shares
Shares sold	4,338	67,805	110,547	1,561,901
Reinvestment of distributions	7,117	110,527	7,519	103,563
Shares redeemed	(28,179)	(444,713)	(38,909)	(580,668)
	(16,724)	(266,381)	79,157	1,084,796

NET DECREASE	(1,904,418)	$(28,613,117)	(2,123,681)	$(33,642,732)

96

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Mid Cap Value Fund

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	747,014	$25,090,289	2,347,108	$77,283,483
Reinvestment of distributions	448,655	15,125,065	2,582,868	73,645,934
Shares redeemed	(2,471,262)	(82,913,806)	(5,857,369)	(184,856,125)
	(1,275,593)	(42,698,452)	(927,393)	(33,926,708)
Class C Shares
Shares sold	29,616	869,202	137,419	3,615,648
Reinvestment of distributions	21,940	639,105	201,798	5,012,677
Shares redeemed	(230,652)	(6,758,209)	(1,757,586)	(53,441,636)
	(179,096)	(5,249,902)	(1,418,369)	(44,813,311)
Institutional Shares
Shares sold	730,717	24,847,194	1,995,556	62,747,101
Reinvestment of distributions	297,359	10,160,261	2,038,582	58,898,123
Shares redeemed	(2,242,770)	(76,441,806)	(8,473,134)	(267,235,490)
	(1,214,694)	(41,434,351)	(4,438,996)	(145,590,266)
Service Shares
Shares sold	55,778	1,838,103	169,407	5,129,023
Reinvestment of distributions	35,593	1,171,369	267,972	7,463,360
Shares redeemed	(400,245)	(13,131,852)	(761,701)	(23,407,542)
	(308,874)	(10,122,380)	(324,328)	(10,815,159)
Investor Shares
Shares sold	99,978	3,274,134	228,893	7,034,565
Reinvestment of distributions	44,223	1,454,013	236,814	6,590,455
Shares redeemed	(192,990)	(6,345,155)	(572,052)	(17,631,098)
	(48,789)	(1,617,008)	(106,345)	(4,006,078)
Class P Shares
Shares sold	668,496	23,172,268	191,340	6,180,713
Reinvestment of distributions	132,360	4,519,458	761,603	21,987,888
Shares redeemed	(890,708)	(30,393,516)	(1,274,020)	(40,025,500)
	(89,852)	(2,701,790)	(321,077)	(11,856,899)
Class R Shares
Shares sold	52,719	1,693,991	169,859	5,110,464
Reinvestment of distributions	18,303	594,695	99,833	2,747,197
Shares redeemed	(139,063)	(4,502,462)	(358,571)	(11,016,253)
	(68,581)	(2,213,776)	(88,879)	(3,158,592)
Class R6 Shares
Shares sold	286,755	9,734,640	1,484,361	43,297,633
Reinvestment of distributions	48,892	1,669,401	108,107	3,121,163
Shares redeemed	(252,411)	(8,596,238)	(1,115,618)	(36,785,992)
	83,239	2,807,803	476,850	9,632,804

NET DECREASE	(3,102,243)	$(103,229,856)	(7,148,537)	$(244,534,209)

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Value Fund

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	616,665	$30,424,039	2,738,206	$144,074,231
Reinvestment of distributions	489,214	24,251,852	1,521,374	69,208,229
Shares redeemed	(2,252,668)	(110,796,712)	(5,061,447)	(249,775,748)
	(1,146,789)	(56,120,821)	(801,867)	(36,493,288)
Class C Shares
Shares sold	11,211	393,537	30,395	1,052,387
Reinvestment of distributions	9,946	348,108	52,489	1,727,412
Shares redeemed	(84,596)	(2,979,392)	(640,886)	(26,603,157)
	(63,439)	(2,237,747)	(558,002)	(23,823,358)
Institutional Shares
Shares sold	4,796,074	256,059,391	10,165,385	538,438,903
Reinvestment of distributions	2,681,940	145,860,418	7,284,890	361,589,851
Shares redeemed	(9,822,407)	(527,616,682)	(23,355,416)	(1,258,950,523)
	(2,344,393)	(125,696,873)	(5,905,141)	(358,921,769)
Service Shares
Shares sold	78,610	3,725,754	423,336	19,570,763
Reinvestment of distributions	55,828	2,662,203	226,267	9,928,596
Shares redeemed	(728,614)	(34,336,650)	(886,608)	(41,707,820)
	(594,176)	(27,948,693)	(237,005)	(12,208,461)
Investor Shares
Shares sold	436,317	21,322,250	702,528	34,042,653
Reinvestment of distributions	143,535	7,062,623	380,668	17,177,765
Shares redeemed	(618,574)	(30,274,035)	(1,161,528)	(56,411,723)
	(38,722)	(1,889,162)	(78,332)	(5,191,305)
Class P Shares
Shares sold	406,459	21,999,445	271,668	14,216,977
Reinvestment of distributions	199,821	10,863,518	587,525	29,152,639
Shares redeemed	(509,569)	(27,792,102)	(1,247,774)	(64,442,244)
	96,711	5,070,861	(388,581)	(21,072,628)
Class R Shares
Shares sold	96,737	4,560,373	289,442	13,741,898
Reinvestment of distributions	73,604	3,545,103	237,161	10,520,466
Shares redeemed	(385,710)	(18,443,978)	(784,599)	(38,015,801)
	(215,369)	(10,338,502)	(257,996)	(13,753,437)
Class R6 Shares
Shares sold	4,452,387	241,215,017	10,027,359	537,824,672
Reinvestment of distributions	1,180,723	64,189,653	2,326,545	115,439,649
Shares redeemed	(3,310,332)	(177,136,631)	(4,754,026)	(255,382,176)
	2,322,778	128,265,039	7,599,878	397,882,145

NET DECREASE	(1,983,399)	$(90,895,898)	(627,046)	$(73,582,101)

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small/Mid Cap Value Fund

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	19,884	$258,042	24,840	$293,849
Reinvestment of distributions	550	7,145	8,738	96,381
Shares redeemed	(29,647)	(373,920)	(36,280)	(438,451)
	(9,213)	(108,733)	(2,702)	(48,221)
Class C Shares
Shares sold	7,282	90,442	23,418	274,542
Reinvestment of distributions	—	—	5,617	60,556
Shares redeemed	(7,867)	(95,713)	(29,599)	(357,347)
	(585)	(5,271)	(564)	(22,249)
Institutional Shares
Shares sold	40,236	503,728	162,178	1,996,323
Reinvestment of distributions	4,849	63,819	31,723	353,973
Shares redeemed	(27,677)	(359,232)	(95,160)	(1,170,056)
	17,408	208,315	98,741	1,180,240
Investor Shares
Shares sold	13,416	173,266	32,717	395,391
Reinvestment of distributions	2,288	29,922	19,341	214,689
Shares redeemed	(28,729)	(376,349)	(188,413)	(2,274,232)
	(13,025)	(173,161)	(136,355)	(1,664,152)
Class P Shares
Shares sold	147,792	1,938,505	505,492	5,992,730
Reinvestment of distributions	38,695	508,457	298,105	3,324,027
Shares redeemed	(91,974)	(1,186,659)	(773,007)	(8,854,468)
	94,513	1,260,303	30,590	462,289
Class R Shares
Shares sold	291	3,686	1,292	15,399
Reinvestment of distributions	45	584	1,077	11,847
Shares redeemed	(133)	(1,700)	(4,229)	(51,104)
	203	2,570	(1,860)	(23,858)
Class R6 Shares
Shares sold	479,898	6,150,291	784,558	9,536,135
Reinvestment of distributions	46,058	605,200	325,719	3,632,477
Shares redeemed	(550,020)	(7,066,612)	(851,687)	(10,268,971)
	(24,064)	(311,121)	258,590	2,899,641

NET INCREASE	65,237	$872,902	246,440	$2,783,690

99

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting (the “Meeting”) of the Goldman Sachs Trust (“GST”) was held on January 23, 2020 to consider and act upon the proposals below. The Funds will amortize their respective share of the proxy, shareholder meeting and other related costs and GSAM has agreed to reimburse the Funds to the extent such expenses exceed a specified percentage of each Funds’ net assets.

At the Meeting, Dwight L. Bush, Kathryn A. Cassidy, Joaquin Delgado and Gregory G. Weaver were elected to the Trust’s Board of Trustees. In electing the trustees, the Trust’s shareholders voted as follows:

Proposal 1. Election of Trustees	For	Against	Withheld	Broker Non-Votes

Dwight L. Bush	94,278,961,728.065	0	349,026,343.365	0

Kathryn A. Cassidy	94,310,850,789.164	0	317,137,282.266	0

Joaquin Delgado	94,282,646,444.727	0	345,341,626.703	0

Gregory G. Weaver	94,306,589,873.348	0	321,398,198.082	0

At the Meeting, the shareholders of the Goldman Sachs Large Cap Growth Insights Fund approved a change to the Fund’s sub-classification under the Act from “diversified” to “non-diversified”. The Trust’s shareholders voted as follows:

Proposal 2.

To approve a change to the Fund’s sub-classification under
the Investment Company Act of 1940 from “diversified” to
“non-diversified’ and to eliminate a related fundamental
investment restriction.

	For	Against	Abstained	Broker Non-Votes

Large Cap Growth Insights Fund	23,785,792.632	250,521.921	196,802.993	9,592,467.322

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Liquidity Risk Management Program

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 11-12, 2020, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; and (2) an assessment of the methodologies used to classify investments into one of four liquidity categories. The report concluded that the Program was reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Fund Expenses — Six Month Period Ended February 29, 2020 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class P, Class R and Class R6 Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2019 through February 29, 2020, which represents a period of 182 days of a 366 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher:

	Equity Income Fund				Focused Value Fund				Large Cap Value Fund
Share Class	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/2020*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/2020*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/2020*
Class A
Actual	$1,000.00	$960.95		$5.27	$1,000.00	$982.77		$5.42	$1,000.00	$975.83		$5.35
Hypothetical 5% return	1,000.00	1,019.49	+	5.42	1,000.00	1,019.39	+	5.52	1,000.00	1,019.44	+	5.47
Class C
Actual	1,000.00	957.37		8.91	1,000.00	978.60		9.10	1,000.00	971.21		9.02
Hypothetical 5% return	1,000.00	1,015.76	+	9.17	1,000.00	1,015.66	+	9.27	1,000.00	1,015.71	+	9.22
Institutional
Actual	1,000.00	962.32		3.61	1,000.00	984.86		3.75	1,000.00	976.95		3.83
Hypothetical 5% return	1,000.00	1,021.18	+	3.72	1,000.00	1,021.08	+	3.82	1,000.00	1,020.98	+	3.92
Service
Actual	1,000.00	959.93		6.04	—	—		—	1,000.00	974.68		6.28
Hypothetical 5% return	1,000.00	1,018.70	+	6.22	—	—		—	1,000.00	1,018.50	+	6.42
Investor
Actual	1,000.00	961.92		4.05	1,000.00	983.95		4.19	1,000.00	976.73		4.13
Hypothetical 5% return	1,000.00	1,020.74	+	4.17	1,000.00	1,020.64	+	4.27	1,000.00	1,020.69	+	4.22
Class P
Actual	1,000.00	962.36		3.56	1,000.00	984.09		3.65	1,000.00	976.89		3.78
Hypothetical 5% return	1,000.00	1,021.23	+	3.67	1,000.00	1,021.18	+	3.72	1,000.00	1,021.03	+	3.87
Class R
Actual	1,000.00	959.52		6.48	1,000.00	981.31		6.65	1,000.00	974.05		6.58
Hypothetical 5% return	1,000.00	1,018.25	+	6.67	1,000.00	1,018.15	+	6.77	1,000.00	1,018.20	+	6.72
Class R6
Actual	1,000.00	962.37		3.56	1,000.00	983.97		3.70	1,000.00	976.89		3.78
Hypothetical 5% return	1,000.00	1,021.23	+	3.67	1,000.00	1,021.13	+	3.77	1,000.00	1,021.03	+	3.87

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Class C Shares	Institutional Shares	Service Shares	Investor Shares	Class P Shares	Class R Shares	Class R6 Shares
Equity Income Fund	1.08%	1.83%	0.74%	1.24%	0.83%	0.73%	1.33%	0.73%
Focused Value Fund	1.10	1.85	0.76	N/A	0.85	0.74	1.35	0.75
Large Cap Value Fund	1.09	1.84	0.78	1.28	0.84	0.77	1.34	0.77

102

GOLDMAN SACHS FUNDAMENTAL EQUITY VALUE FUNDS

Fund Expenses — Six Month Period Ended August 31, 2019 (Unaudited) (continued)

	Mid Cap Value Fund				Small Cap Value Fund				Small/Mid Cap Value Fund
Share Class	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/2020*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/2020*	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/2020*
Class A
Actual	$1,000.00	$962.41		$5.95	$1,000.00	$945.17		$6.48	$1,000.00	$966.81		$6.01
Hypothetical 5% return	1,000.00	1,018.80	+	6.12	1,000.00	1,018.20	+	6.72	1,000.00	1,018.75	+	6.17
Class C
Actual	1,000.00	958.91		9.59	1,000.00	941.67		10.09	1,000.00	962.30		9.66
Hypothetical 5% return	1,000.00	1,015.07	+	9.87	1,000.00	1,014.47	+	10.47	1,000.00	1,015.02	+	9.92
Institutional
Actual	1,000.00	964.36		4.10	1,000.00	946.78		4.65	1,000.00	968.16		4.16
Hypothetical 5% return	1,000.00	1,020.69	+	4.22	1,000.00	1,020.09	+	4.82	1,000.00	1,020.64	+	4.27
Service
Actual	1,000.00	961.86		6.54	1,000.00	944.61		7.06	—	—		—
Hypothetical 5% return	1,000.00	1,018.20	+	6.72	1,000.00	1,017.60	+	7.32	—	—		—
Investor
Actual	1,000.00	963.65		4.74	1,000.00	946.43		5.28	1,000.00	967.53		4.79
Hypothetical 5% return	1,000.00	1,020.04	+	4.87	1,000.00	1,019.44	+	5.47	1,000.00	1,019.99	+	4.92
Class P
Actual	1,000.00	964.41		4.05	1,000.00	947.02		4.60	1,000.00	968.18		4.11
Hypothetical 5% return	1,000.00	1,020.74	+	4.17	1,000.00	1,020.14	+	4.77	1,000.00	1,020.69	+	4.22
Class R
Actual	1,000.00	961.44		7.17	1,000.00	943.89		7.68	1,000.00	965.57		7.23
Hypothetical 5% return	1,000.00	1,017.55	+	7.37	1,000.00	1,016.96	+	7.97	1,000.00	1,017.50	+	7.42
Class R6
Actual	1,000.00	964.15		4.05	1,000.00	947.05		4.60	1,000.00	968.19		4.11
Hypothetical 5% return	1,000.00	1,020.74	+	4.17	1,000.00	1,020.14	+	4.77	1,000.00	1,020.69	+	4.22

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Class C Shares	Institutional Shares	Service Shares	Investor Shares	Class P Shares	Class R Shares	Class R6 Shares
Mid Cap Value Fund	1.22	1.97	0.84	1.34	0.97	0.83	1.47	0.83
Small Cap Value Fund	1.34	2.09	0.96	1.46	1.09	0.95	1.59	0.95
Small/Mid Cap Value Fund	1.23	1.98	0.85	N/A	0.98	0.84	1.80	0.84

103

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.69 trillion in assets under supervision as of December 31, 2019, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Municipal Income Completion Fund
∎	Short Duration Tax-Free Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small Cap Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund

∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[4]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[5]
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[6]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[5]	Effective after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
[6]Effective	December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed the Goldman Sachs Target Date Retirement Portfolio.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L .P. 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of February 29, 2020 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your Authorized Institution or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2020 Goldman Sachs. All rights reserved. 200060-OTU-1182013 EQVALSAR-20

Goldman Sachs Funds

Semi-Annual Report	February 29, 2020

Global Managed Beta Fund

It is our intention that beginning on January 1, 2021, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from the Fund electronically by calling the toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of the Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550. If you hold shares of the Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Fund’s transfer agent if you invest directly with the transfer agent.

Goldman Sachs Global Managed Beta Fund

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Recent Market Events related to COVID-19

While this semi-annual report covers the six month period ended February 29, 2020, we want to describe some more recent events through the end of April.

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. The Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events, or actions. The full extent of the impact of COVID-19 on the Fund’s performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Fund shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

i

FUND BASICS

Global Managed Beta Fund

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Fund Total Return (based on NAV)[1]	MSCI All Country World Index Investable Market Index[2]
Institutional Shares	1.81%	1.03%

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI All Country World Index Investable Market Index (Net, USD, 50% Non-US Developed Hedged to USD) captures large, mid and small cap representation across 23 developed markets and 26 emerging markets. With 8,976 constituents, the MSCI ACWI IMI is comprehensive, covering approximately 99% of the global equity investment opportunity set. As of February 29, 2020, the 23 developed markets in the MSCI ACWI IMI include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K. and the U.S. The 26 emerging markets include Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1

FUND BASICS

FUND COMPOSITION (%)[3]

[3]	Underlying sector allocations of exchange traded funds and investment companies held by the Fund are not reflected in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph does not depict the investment in the securities lending reinvestment vehicle. The investment in the securities lending reinvestment vehicle represented 0.0% of the Fund’s net assets as of February 29, 2020. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

2

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 12.3%
Aerospace & Defense – 0.2%
895	Airbus SE	$108,025
1,453	Arconic, Inc.	42,646
5,896	BAE Systems PLC	46,638
901	CAE, Inc.	24,105
147	Elbit Systems Ltd.	21,806
255	General Dynamics Corp.	40,721
422	HEICO Corp.	45,513
716	HEICO Corp. Class A	63,244
111	Huntington Ingalls Industries, Inc.	22,814
643	L3Harris Technologies, Inc.	127,140
505	Lockheed Martin Corp.	186,784
3,236	Meggitt PLC	22,788
142	MTU Aero Engines AG	35,134
782	Northrop Grumman Corp.	257,153
520	Raytheon Co.	98,051
538	Safran SA	74,474
10,577	Singapore Technologies Engineering Ltd.	32,040
1,311	Spirit AeroSystems Holdings, Inc. Class A	69,273
224	Teledyne Technologies, Inc.*	75,560
2,518	Textron, Inc.	102,231
193	Thales SA	19,494
698	The Boeing Co.	192,027
124	TransDigm Group, Inc.	69,168
1,968	United Technologies Corp.	257,001

		2,033,830

Air Freight & Logistics – 0.1%
2,502	C.H. Robinson Worldwide, Inc.	172,388
10,499	Deutsche Post AG	315,998
333	DSV PANALPINA A/S	33,539
631	Expeditors International of Washington, Inc.	44,435
123	FedEx Corp.	17,364
556	United Parcel Service, Inc. Class B	50,313
2,164	XPO Logistics, Inc.*	160,071
3,058	Yamato Holdings Co. Ltd.	48,277

		842,385

Airlines – 0.0%
1,896	Air Canada*	48,380
1,113	ANA Holdings, Inc.	29,966
1,101	Delta Air Lines, Inc.	50,789
1,227	Japan Airlines Co. Ltd.	30,196
1,661	Southwest Airlines Co.	76,722
1,391	United Airlines Holdings, Inc.*	85,672

		321,725

Auto Components – 0.1%
198	Aptiv PLC	15,466
3,965	BorgWarner, Inc.	125,294
1,222	Bridgestone Corp.	40,498
1,444	Denso Corp.	55,556
1,046	Faurecia SE	47,831
1,162	Lear Corp.	129,214
3,988	Magna International, Inc.	181,506
735	Stanley Electric Co. Ltd.	17,705

Common Stocks – (continued)
Auto Components – (continued)
1,887	Sumitomo Electric Industries Ltd.	22,274
4,222	The Yokohama Rubber Co. Ltd.	68,629
1,680	Toyoda Gosei Co. Ltd.	35,492
294	Toyota Industries Corp.	15,335
804	Valeo SA	20,439

		775,239

Automobiles – 0.1%
412	Bayerische Motoren Werke AG	27,185
521	Daimler AG	21,921
300	Ferrari NV	47,255
22,360	Ford Motor Co.	155,626
1,363	General Motors Co.	41,572
1,988	Harley-Davidson, Inc.	60,574
4,700	Honda Motor Co. Ltd.	120,576
6,609	Isuzu Motors Ltd.	61,833
3,921	Nissan Motor Co. Ltd.	16,805
3,163	Peugeot SA	61,296
626	Subaru Corp.	15,151
698	Suzuki Motor Corp.	28,085
3,140	Toyota Motor Corp.	206,187
86	Volkswagen AG	14,608

		878,674

Banks – 0.6%
1,025	ABN AMRO Bank NV(a)	14,058
1,430	Aozora Bank Ltd.	35,488
6,596	Australia & New Zealand Banking Group Ltd.	106,373
8,827	Banco Bilbao Vizcaya Argentaria SA	42,275
24,779	Banco de Sabadell SA	21,748
25,437	Banco Santander SA	94,024
6,651	Bank Hapoalim BM	51,745
15,743	Bank Leumi Le-Israel BM	101,761
19,788	Bank of America Corp.	563,958
1,831	Bank of Montreal	124,422
35,149	Barclays PLC	67,363
19,337	Bendigo & Adelaide Bank Ltd.	116,758
2,077	BNP Paribas SA	100,818
20,086	BOC Hong Kong Holdings Ltd.	70,295
1,018	Canadian Imperial Bank of Commerce	77,481
5,315	Citigroup, Inc.	337,290
1,649	Citizens Financial Group, Inc.	52,257
506	Comerica, Inc.	26,636
2,969	Commonwealth Bank of Australia	159,385
3,311	Credit Agricole SA	39,817
1,725	Danske Bank A/S	26,743
2,869	DBS Group Holdings Ltd.	50,162
2,734	DNB ASA	45,793
2,099	Fifth Third Bancorp	51,216
260	First Republic Bank	26,148
1,949	Hang Seng Bank Ltd.	41,105
33,734	HSBC Holdings PLC	227,848
2,966	Huntington Bancshares, Inc.	36,393
4,891	ING Groep NV	46,835
17,150	Intesa Sanpaolo SpA	41,694
10,673	Israel Discount Bank Ltd. Class A	44,477

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
4,046	Japan Post Bank Co. Ltd.	$35,725
9,358	JPMorgan Chase & Co.	1,086,557
381	KBC Group NV	25,385
2,230	KeyCorp.	36,461
84,453	Lloyds Banking Group PLC	54,818
439	M&T Bank Corp.	61,627
6,933	Mebuki Financial Group, Inc.	13,364
3,912	Mediobanca Banca di Credito Finanziario SpA	35,573
21,923	Mitsubishi UFJ Financial Group, Inc.	107,115
2,319	Mizrahi Tefahot Bank Ltd.	59,484
38,785	Mizuho Financial Group, Inc.	52,471
4,993	National Australia Bank Ltd.	82,165
3,794	National Bank of Canada	197,212
4,118	Nordea Bank Abp	32,501
20,940	Oversea-Chinese Banking Corp. Ltd.	161,196
3,538	People’s United Financial, Inc.	49,497
2,610	Regions Financial Corp.	35,287
7,526	Resona Holdings, Inc.	28,015
7,015	Royal Bank of Canada	521,689
9,062	Royal Bank of Scotland Group PLC	20,970
5,950	Seven Bank Ltd.	15,649
2,594	Shinsei Bank Ltd.	33,978
205	Signature Bank	25,646
5,390	Skandinaviska Enskilda Banken AB Class A	51,663
3,568	Societe Generale SA	101,105
2,813	Standard Chartered PLC	20,355
6,873	Sumitomo Mitsui Financial Group, Inc.	218,079
1,315	Sumitomo Mitsui Trust Holdings, Inc.	44,644
4,564	Svenska Handelsbanken AB Class A	46,150
29,440	The Bank of East Asia Ltd.	62,922
2,108	The Bank of Nova Scotia	110,280
694	The PNC Financial Services Group, Inc.	87,722
2,216	The Shizuoka Bank Ltd.	13,751
7,517	The Toronto-Dominion Bank	386,645
2,545	Truist Financial Corp.	117,426
2,824	U.S. Bancorp	131,147
8,568	UniCredit SpA	110,178
3,675	United Overseas Bank Ltd.	65,593
8,928	Wells Fargo & Co.	364,709
4,557	Westpac Banking Corp.	69,778
857	Zions Bancorp NA	34,237

		7,651,135

Beverages – 0.2%
1,967	Anheuser-Busch InBev SA	113,655
960	Asahi Group Holdings Ltd.	36,747
1,475	Brown-Forman Corp. Class B	90,580
1,381	Carlsberg A/S Class B	182,648
4,983	Coca-Cola Amatil Ltd.	37,528
1,458	Coca-Cola Bottlers Japan Holdings, Inc.	33,627
2,887	Coca-Cola European Partners PLC	147,121
1,097	Coca-Cola HBC AG	34,984
162	Constellation Brands, Inc. Class A	27,926
6,072	Davide Campari-Milano SpA	50,767
5,321	Diageo PLC	189,851

Common Stocks – (continued)
Beverages – (continued)
2,004	Heineken Holding NV	177,950
806	Heineken NV	80,303
876	Kirin Holdings Co. Ltd.	16,648
6,953	Molson Coors Beverage Co. Class B	344,938
2,163	Monster Beverage Corp.*	134,993
4,518	PepsiCo, Inc.	596,511
570	Pernod Ricard SA	92,952
1,619	Suntory Beverage & Food Ltd.	61,807
7,365	The Coca-Cola Co.	393,954

		2,845,490

Biotechnology – 0.2%
4,350	AbbVie, Inc.	372,838
318	Alexion Pharmaceuticals, Inc.*	29,902
976	Amgen, Inc.	194,936
1,496	Biogen, Inc.*	461,351
215	BioMarin Pharmaceutical, Inc.*	19,430
694	CSL Ltd.	141,765
324	Exact Sciences Corp.*	26,228
268	Galapagos NV*	56,367
186	Genmab A/S*	42,061
2,756	Gilead Sciences, Inc.	191,156
505	Grifols SA	16,277
2,064	Incyte Corp.*	155,646
276	Regeneron Pharmaceuticals, Inc.*	122,701
1,347	Seattle Genetics, Inc.*	153,369
673	Vertex Pharmaceuticals, Inc.*	150,772

		2,134,799

Building Products – 0.1%
346	A.O. Smith Corp.	13,684
1,749	Allegion PLC	201,117
2,187	Assa Abloy AB Class B	49,184
2,536	Cie de Saint-Gobain	89,545
288	Daikin Industries Ltd.	38,800
1,121	Fortune Brands Home & Security, Inc.	69,222
107	Geberit AG	53,393
3,714	Johnson Controls International PLC	135,821
699	Lennox International, Inc.	159,463
923	LIXIL Group Corp.	13,748
5,980	Masco Corp.	247,094
2,008	Owens Corning	113,432
404	TOTO Ltd.	15,151
730	Trane Technologies PLC	94,199

		1,293,853

Capital Markets – 0.4%
4,727	3i Group PLC	62,222
1,090	Ameriprise Financial, Inc.	154,017
220	Amundi SA(a)	15,808
1,185	ASX Ltd.	57,889
127	BlackRock, Inc.	58,802
2,318	Brookfield Asset Management, Inc. Class A	138,622
671	Cboe Global Markets, Inc.	76,494
10,810	CI Financial Corp.	179,516
812	CME Group, Inc.	161,442

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
2,878	Credit Suisse Group AG	$32,333
5,673	Daiwa Securities Group, Inc.	23,998
554	Deutsche Boerse AG	87,174
2,745	E*TRADE Financial Corp.	125,666
3,081	Eaton Vance Corp.	127,122
850	FactSet Research Systems, Inc.	226,092
1,041	Franklin Resources, Inc.	22,652
8,717	Hargreaves Lansdown PLC	174,996
2,475	Hong Kong Exchanges & Clearing Ltd.	82,804
1,471	IGM Financial, Inc.	39,223
1,382	Intercontinental Exchange, Inc.	123,302
1,392	Invesco Ltd.	20,045
1,000	Japan Exchange Group, Inc.	16,721
1,016	KKR & Co., Inc. Class A	29,058
1,305	London Stock Exchange Group PLC	128,182
590	Macquarie Group Ltd.	52,459
2,863	Magellan Financial Group Ltd.	105,915
372	MarketAxess Holdings, Inc.	120,651
1,598	Moody’s Corp.	383,568
3,641	Morgan Stanley	163,954
278	MSCI, Inc.	82,132
530	Nasdaq, Inc.	54,352
12,110	Natixis SA	49,531
594	Northern Trust Corp.	52,129
160	Partners Group Holding AG	138,851
484	Raymond James Financial, Inc.	40,477
1,631	S&P Global, Inc.	433,699
645	Schroders PLC	23,995
1,766	SEI Investments Co.	96,618
33,802	Singapore Exchange Ltd.	208,730
1,810	St. James’s Place PLC	23,999
17,042	Standard Life Aberdeen PLC	61,085
1,818	State Street Corp.	123,824
1,236	T. Rowe Price Group, Inc.	145,860
558	TD Ameritrade Holding Corp.	23,564
2,157	The Bank of New York Mellon Corp.	86,064
1,796	The Blackstone Group, Inc.	96,697
1,101	The Charles Schwab Corp.	44,866
6,478	UBS Group AG	71,340

		4,848,540

Chemicals – 0.2%
948	Air Liquide SA	129,130
614	Air Products & Chemicals, Inc.	134,841
1,103	Akzo Nobel NV	88,252
1,411	Arkema SA	133,480
647	Axalta Coating Systems Ltd.*	16,123
555	BASF SE	32,847
147	Celanese Corp.	13,780
933	Corteva, Inc.*	25,378
1,139	Covestro AG(a)	44,133
937	Croda International PLC	55,386
469	Dow, Inc.*	18,952
327	DuPont de Nemours, Inc.	14,028
1,290	Eastman Chemical Co.	79,348
1,277	Ecolab, Inc.	230,435
86	EMS-Chemie Holding AG	50,484

Common Stocks – (continued)
Chemicals – (continued)
186	FMC Corp.	17,317
34	Givaudan SA	105,924
1,037	Hitachi Chemical Co. Ltd.	43,915
650	Kansai Paint Co. Ltd.	14,104
431	Koninklijke DSM NV	48,613
889	Linde PLC	169,808
465	LyondellBasell Industries NV Class A	33,229
1,783	Methanex Corp.	51,328
5,794	Mitsubishi Chemical Holdings Corp.	38,735
2,131	Mitsui Chemicals, Inc.	45,875
881	Nippon Paint Holdings Co. Ltd.	39,853
898	Novozymes A/S Class B	46,036
2,141	Orica Ltd.	27,987
440	PPG Industries, Inc.	45,958
277	RPM International, Inc.	17,758
541	Shin-Etsu Chemical Co. Ltd.	59,860
842	Showa Denko KK	18,096
304	Sika AG	54,417
312	Solvay SA	28,473
499	Symrise AG	48,898
2,221	Taiyo Nippon Sanso Corp.	39,622
2,378	Teijin Ltd.	38,994
180	The Sherwin-Williams Co.	93,015
1,559	Westlake Chemical Corp.	87,101

		2,281,513

Commercial Services & Supplies – 0.1%
8,334	Brambles Ltd.	65,595
937	Cintas Corp.	249,935
1,032	Copart, Inc.*	87,183
1,745	Dai Nippon Printing Co. Ltd.	42,050
5,644	Rentokil Initial PLC	35,314
1,202	Republic Services, Inc.	108,492
6,438	Rollins, Inc.	241,039
460	Secom Co. Ltd.	36,481
4,454	Securitas AB Class B	60,486
2,067	Toppan Printing Co. Ltd.	36,145
1,158	Waste Connections, Inc.	111,735
1,407	Waste Management, Inc.	155,910

		1,230,365

Communications Equipment – 0.1%
238	Arista Networks, Inc.*	45,963
10,836	Cisco Systems, Inc.	432,681
1,409	F5 Networks, Inc.*	169,010
3,182	Juniper Networks, Inc.	67,522
508	Motorola Solutions, Inc.	84,165
6,541	Telefonaktiebolaget LM Ericsson Class B	52,464

		851,805

Construction & Engineering – 0.1%
3,155	ACS Actividades de Construccion y Servicios SA	94,077
425	Bouygues SA	16,812
1,849	CIMIC Group Ltd.	29,115
1,424	Eiffage SA	152,325
2,587	Ferrovial SA	74,309

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Construction & Engineering – (continued)
728	HOCHTIEF AG	$72,634
1,040	Jacobs Engineering Group, Inc.	96,034
1,674	Obayashi Corp.	16,887
6,199	Skanska AB Class B	136,505
1,724	Vinci SA	174,206
4,824	WSP Global, Inc.	317,958

		1,180,862

Construction Materials – 0.0%
1,432	CRH PLC*	48,310
848	HeidelbergCement AG	50,822
848	James Hardie Industries PLC	15,846
1,594	LafargeHolcim Ltd.*	74,190
243	Martin Marietta Materials, Inc.	55,290
468	Vulcan Materials Co.	56,282

		300,740

Consumer Finance – 0.1%
4,356	Acom Co. Ltd.	17,906
4,672	Ally Financial, Inc.	117,127
3,000	American Express Co.	329,790
1,753	Capital One Financial Corp.	154,720
2,054	Credit Saison Co. Ltd.	29,618
2,480	Discover Financial Services	162,638
5,706	Synchrony Financial	166,045

		977,844

Containers & Packaging – 0.1%
2,459	Amcor PLC*	22,918
402	Avery Dennison Corp.	46,025
1,674	Ball Corp.	117,950
919	Crown Holdings, Inc.*	64,790
2,189	International Paper Co.	80,905
169	Packaging Corp. of America	15,315
460	Sealed Air Corp.	13,943
4,627	Smurfit Kappa Group PLC	155,883
3,410	Westrock Co.	113,382

		631,111

Distributors – 0.0%
1,773	Genuine Parts Co.	154,677
1,638	Jardine Cycle & Carriage Ltd.	32,183
5,826	LKQ Corp.*	172,333

		359,193

Diversified Consumer Services – 0.0%
1,808	Benesse Holdings, Inc.	46,439

Diversified Financial Services – 0.1%
2,679	Berkshire Hathaway, Inc. Class B*	552,785
3,378	Challenger Ltd.	20,330
4,055	Equitable Holdings, Inc.	86,777
819	Eurazeo SE	55,055
2,422	EXOR NV	172,975
342	Groupe Bruxelles Lambert SA	31,089
2,453	Industrivarden AB Class C	55,215
1,702	Investor AB Class B	85,252
804	Jefferies Financial Group, Inc.	15,847

Common Stocks – (continued)
Diversified Financial Services – (continued)
973	Kinnevik AB Class B	19,816
1,234	L E Lundbergforetagen AB Class B	51,188
5,635	M&G PLC*	14,715
2,913	Mitsubishi UFJ Lease & Finance Co. Ltd.	16,661
4,364	Onex Corp.	245,015
4,094	ORIX Corp.	66,356
1,311	Pargesa Holding SA	96,641
1,033	Tokyo Century Corp.	42,656
1,647	Voya Financial, Inc.	86,698
189	Wendel SA	23,347

		1,738,418

Diversified Telecommunication Services – 0.2%
20,535	AT&T, Inc.	723,243
1,043	BCE, Inc.	45,807
11,845	BT Group PLC	21,730
759	Cellnex Telecom SA(a)	37,004
13,008	CenturyLink, Inc.	157,007
10,347	Deutsche Telekom AG	169,499
1,098	Elisa Oyj	63,246
37,703	HKT Trust and HKT Ltd.	56,767
15,596	Koninklijke KPN NV	37,826
10,490	Nippon Telegraph & Telephone Corp.	244,729
3,682	Orange SA	49,554
64,218	PCCW Ltd.	38,807
1,585	Proximus SADP	39,363
15,280	Singapore Telecommunications Ltd.	33,157
14,275	Spark New Zealand Ltd.	40,610
153	Swisscom AG	81,668
86,846	Telecom Italia SpA*	48,301
78,061	Telecom Italia SpA RSP	43,673
6,266	Telefonica Deutschland Holding AG	16,332
8,726	Telefonica SA	51,930
3,393	Telenor ASA	54,972
8,289	Telia Co. AB	32,826
12,507	Telstra Corp. Ltd.	28,207
1,160	TELUS Corp.	41,863
14,582	TPG Telecom Ltd.	72,119
10,412	Verizon Communications, Inc.	563,914
641	Zayo Group Holdings, Inc.*	22,429

		2,816,583

Electric Utilities – 0.3%
1,649	Alliant Energy Corp.	85,946
1,542	American Electric Power Co., Inc.	137,639
31,146	AusNet Services	34,533
5,520	CK Infrastructure Holdings Ltd.	37,983
3,420	CLP Holdings Ltd.	36,137
1,753	Duke Energy Corp.	160,750
438	Edison International	29,429
52,684	EDP — Energias de Portugal SA	245,966
1,284	Emera, Inc.	54,105
2,652	Endesa SA	68,241
21,218	Enel SpA	178,087
1,029	Entergy Corp.	120,300
1,515	Evergy, Inc.	99,005
1,480	Eversource Energy	127,961

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)
Electric Utilities – (continued)
2,862	Exelon Corp.	$123,381
2,166	FirstEnergy Corp.	96,452
2,658	Fortis, Inc.	107,568
1,769	Fortum Oyj	37,779
32,706	HK Electric Investments & HK Electric Investments Ltd.	32,895
2,970	Hydro One Ltd.(a)	59,610
23,554	Iberdrola SA	269,651
3,280	Kyushu Electric Power Co., Inc.	23,745
11,187	Mercury NZ Ltd.	33,584
1,024	NextEra Energy, Inc.	258,826
8,570	NRG Energy, Inc.	284,610
1,976	OGE Energy Corp.	75,286
911	Orsted A/S(a)	94,051
1,052	Pinnacle West Capital Corp.	94,143
3,998	Power Assets Holdings Ltd.	28,679
4,085	PPL Corp.	122,591
1,122	Red Electrica Corp. SA	21,445
4,356	SSE PLC	85,640
12,390	Terna Rete Elettrica Nazionale SpA	81,907
2,899	The Chugoku Electric Power Co., Inc.	38,485
2,685	The Southern Co.	162,067
2,586	Tohoku Electric Power Co., Inc.	22,697
619	Verbund AG	29,484
1,989	Xcel Energy, Inc.	123,955

		3,724,613

Electrical Equipment – 0.1%
2,287	ABB Ltd.	49,557
1,520	Acuity Brands, Inc.	156,347
823	AMETEK, Inc.	70,778
1,541	Eaton Corp. PLC	139,800
642	Emerson Electric Co.	41,159
726	Legrand SA	55,722
1,202	Mitsubishi Electric Corp.	15,112
109	Nidec Corp.	12,837
783	Prysmian SpA	18,705
642	Rockwell Automation, Inc.	117,807
1,076	Schneider Electric SE	109,321
1,259	Sensata Technologies Holding PLC*	51,367
541	Vestas Wind Systems A/S	52,196

		890,708

Electronic Equipment, Instruments & Components – 0.1%
624	Amphenol Corp. Class A	57,208
2,812	Arrow Electronics, Inc.*	188,573
2,651	CDW Corp.	302,797
1,163	Cognex Corp.	51,800
1,016	Corning, Inc.	24,242
665	FLIR Systems, Inc.	28,242
3,419	Halma PLC	85,922
412	Hitachi High-Tech Corp.	30,601
2,374	Hitachi Ltd.	79,282
255	Ingenico Group SA	36,345
147	Keyence Corp.	46,938
1,580	Keysight Technologies, Inc.*	149,721

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
634	Kyocera Corp.	39,661
601	Murata Manufacturing Co. Ltd.	31,485
994	Omron Corp.	53,222
166	TDK Corp.	15,823
651	TE Connectivity Ltd.	53,948
660	Trimble, Inc.*	26,057
176	Zebra Technologies Corp. Class A*	37,131

		1,338,998

Energy Equipment & Services – 0.0%
1,558	National Oilwell Varco, Inc.	29,150
737	Schlumberger Ltd.	19,966

		49,116

Entertainment – 0.1%
334	Activision Blizzard, Inc.	19,415
32,886	Bollore SA	113,729
427	Electronic Arts, Inc.*	43,285
970	Liberty Media Corp.-Liberty Formula One Class C*	37,888
986	Live Nation Entertainment, Inc.*	59,919
399	Netflix, Inc.*	147,243
1,675	Nexon Co. Ltd.	26,488
62	Nintendo Co. Ltd.	20,785
828	Roku, Inc.*	94,119
343	Square Enix Holdings Co. Ltd.	13,887
140	Take-Two Interactive Software, Inc.*	15,047
2,749	The Walt Disney Co.	323,420
834	Toho Co. Ltd.	25,745
1,312	Ubisoft Entertainment SA*	98,393
2,451	Vivendi SA	62,621

		1,101,984

Equity Real Estate Investment Trusts (REITs) – 0.4%
694	Alexandria Real Estate Equities, Inc.	105,405
962	American Tower Corp.	218,182
22,935	Ascendas Real Estate Investment Trust	50,697
516	AvalonBay Communities, Inc.	103,504
629	Boston Properties, Inc.	81,103
1,496	Camden Property Trust	158,546
814	Canadian Apartment Properties REIT	34,040
25,440	CapitaLand Commercial Trust	34,107
22,165	CapitaLand Mall Trust	36,361
515	Covivio	54,811
1,047	Crown Castle International Corp.	150,025
23	Daiwa House REIT Investment Corp.	57,516
4,704	Dexus	37,473
1,606	Digital Realty Trust, Inc.	192,897
2,102	Duke Realty Corp.	68,252
216	Equinix, Inc.	123,725
1,976	Equity LifeStyle Properties, Inc.	135,020
1,405	Equity Residential	105,516
474	Essex Property Trust, Inc.	134,313
793	Extra Space Storage, Inc.	79,585
355	Federal Realty Investment Trust	41,301
1,599	First Capital Real Estate Investment Trust	23,850
285	Gecina SA	50,560

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
6,503	Goodman Group	$63,848
3,121	H&R Real Estate Investment Trust	45,132
2,436	Healthpeak Properties, Inc.	77,075
11,853	Host Hotels & Resorts, Inc.	171,631
351	ICADE	34,971
3,449	Invitation Homes, Inc.	98,952
736	Iron Mountain, Inc.	22,382
13	Japan Prime Realty Investment Corp.	57,330
15	Japan Real Estate Investment Corp.	102,572
31	Japan Retail Fund Investment Corp.	58,767
3,009	Kimco Realty Corp.	52,206
1,038	Klepierre SA	31,171
4,148	Land Securities Group PLC	44,708
6,466	Link REIT	60,360
19,392	Mapletree Commercial Trust	29,392
2,901	Medical Properties Trust, Inc.	61,298
773	Mid-America Apartment Communities, Inc.	99,918
25,215	Mirvac Group	50,156
1,613	National Retail Properties, Inc.	82,021
10	Nippon Building Fund, Inc.	74,763
27	Nippon Prologis REIT, Inc.	73,124
45	Nomura Real Estate Master Fund, Inc.	71,400
1,455	Omega Healthcare Investors, Inc.	57,618
33	Orix JREIT, Inc.	62,432
2,314	Prologis, Inc.	195,024
412	Public Storage	86,157
1,314	Realty Income Corp.	95,120
955	Regency Centers Corp.	54,855
2,724	RioCan Real Estate Investment Trust	50,878
424	SBA Communications Corp.	112,398
11,146	Scentre Group	25,255
5,894	Segro PLC	62,485
417	Simon Property Group, Inc.	51,324
514	SL Green Realty Corp.	40,318
1,820	SmartCentres Real Estate Investment Trust	39,024
10,224	Stockland	31,605
764	Sun Communities, Inc.	116,800
25,680	Suntec Real Estate Investment Trust	31,489
5,684	The British Land Co. PLC	36,817
16,181	The GPT Group	61,157
1,900	UDR, Inc.	85,462
244	Unibail-Rodamco-Westfield	29,361
31	United Urban Investment Corp.	49,623
1,171	Ventas, Inc.	62,965
10,326	VEREIT, Inc.	89,423
16,529	Vicinity Centres	23,410
711	Vornado Realty Trust	38,095
1,187	Welltower, Inc.	88,811
901	Weyerhaeuser Co.	23,408
1,708	WP Carey, Inc.	132,216

		5,373,496

Food & Staples Retailing – 0.4%
911	Aeon Co. Ltd.	17,029
3,664	Alimentation Couche-Tard, Inc. Class B	111,264

Common Stocks – (continued)
Food & Staples Retailing – (continued)
7,061	Carrefour SA	121,953
457	Casino Guichard Perrachon SA	17,754
16,643	Coles Group Ltd.	155,952
3,096	Colruyt SA	143,604
1,523	Costco Wholesale Corp.	428,176
27,109	Dairy Farm International Holdings Ltd.	130,719
10,546	Empire Co. Ltd. Class A	235,630
851	George Weston Ltd.	64,067
1,271	ICA Gruppen AB	47,590
6,492	J Sainsbury PLC	16,447
12,025	Jeronimo Martins SGPS SA	212,571
13,905	Koninklijke Ahold Delhaize NV	324,852
1,322	Lawson, Inc.	70,613
2,366	Loblaw Cos. Ltd.	117,220
4,563	METRO AG	53,300
1,078	Metro, Inc.	41,988
2,493	Seven & i Holdings Co. Ltd.	84,820
3,456	Sundrug Co. Ltd.	107,757
4,411	Sysco Corp.	293,993
35,906	Tesco PLC	106,983
10,206	The Kroger Co.	287,095
1,474	Tsuruha Holdings, Inc.	171,143
4,897	Walgreens Boots Alliance, Inc.	224,087
6,347	Walmart, Inc.	683,445
2,994	Welcia Holdings Co. Ltd.	178,763
19,974	Wm Morrison Supermarkets PLC	44,705
9,350	Woolworths Group Ltd.	239,161

		4,732,681

Food Products – 0.3%
3,611	a2 Milk Co. Ltd.*	37,219
7,009	Ajinomoto Co., Inc.	117,590
1,549	Archer-Daniels-Midland Co.	58,320
2,546	Associated British Foods PLC	74,341
12	Barry Callebaut AG	24,754
1,223	Bunge Ltd.	57,420
2,487	Calbee, Inc.	63,373
1,425	Campbell Soup Co.	64,296
6	Chocoladefabriken Lindt & Spruengli AG	125,778
3,567	Conagra Brands, Inc.	95,203
3,958	Danone SA	279,350
4,015	General Mills, Inc.	196,735
1,482	Hormel Foods Corp.	61,651
2,387	Ingredion, Inc.	198,837
712	Kellogg Co.	43,055
687	Kerry Group PLC Class A	87,217
531	Kikkoman Corp.	24,415
527	Lamb Weston Holdings, Inc.	45,791
652	McCormick & Co., Inc.	95,316
311	MEIJI Holdings Co. Ltd.	18,408
3,529	Mondelez International, Inc. Class A	186,331
1,885	Mowi ASA	39,933
7,464	Nestle SA	768,088
392	NH Foods Ltd.	14,769
937	Nisshin Seifun Group, Inc.	15,812
4,833	Orkla ASA	41,107
1,585	Saputo, Inc.	44,117

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)
Food Products – (continued)
1,467	The Hershey Co.	$211,233
1,414	The J.M. Smucker Co.	145,628
2,630	The Kraft Heinz Co.	65,145
469	Toyo Suisan Kaisha Ltd.	18,646
2,956	Tyson Foods, Inc. Class A	200,505
48,686	Vitasoy International Holdings Ltd.	176,583
24,551	WH Group Ltd.(a)	25,764
44,674	Wilmar International Ltd.	128,947
7,214	Yamazaki Baking Co. Ltd.	122,147

		3,973,824

Gas Utilities – 0.1%
5,526	APA Group	38,945
1,032	Atmos Energy Corp.	106,554
1,027	Enagas SA	26,648
40,596	Hong Kong & China Gas Co. Ltd.	78,793
2,228	Naturgy Energy Group SA	51,905
1,345	Osaka Gas Co. Ltd.	21,530
17,060	Snam SpA	84,590
1,079	Tokyo Gas Co. Ltd.	21,653
5,044	UGI Corp.	181,786

		612,404

Health Care Equipment & Supplies – 0.3%
3,234	Abbott Laboratories	249,115
684	ABIOMED, Inc.*	102,778
637	Alcon, Inc.*	38,953
942	Align Technology, Inc.*	205,686
1,170	Asahi Intecc Co. Ltd.	28,282
2,605	Baxter International, Inc.	217,439
309	Becton Dickinson & Co.	73,486
584	BioMerieux	54,166
3,165	Boston Scientific Corp.*	118,339
311	Carl Zeiss Meditec AG	33,085
1,085	Cochlear Ltd.	148,615
904	Coloplast A/S Class B	121,358
1,332	Danaher Corp.	192,581
884	DENTSPLY SIRONA, Inc.	43,528
110	DexCom, Inc.*	30,360
1,126	Edwards Lifesciences Corp.*	230,650
2,547	Fisher & Paykel Healthcare Corp. Ltd.	41,239
1,343	Hologic, Inc.*	63,282
2,216	Hoya Corp.	196,490
1,031	IDEXX Laboratories, Inc.*	262,400
189	Insulet Corp.*	35,904
76	Intuitive Surgical, Inc.*	40,581
2,850	Koninklijke Philips NV	122,049
2,676	Medtronic PLC	269,393
10,304	Olympus Corp.	186,625
1,448	ResMed, Inc.	230,174
803	Siemens Healthineers AG(a)	32,494
6,236	Smith & Nephew PLC	139,907
624	Sonova Holding AG	149,039
641	STERIS PLC	101,675
125	Straumann Holding AG	117,437
679	Stryker Corp.	129,411
491	Sysmex Corp.	31,399

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
172	Teleflex, Inc.	57,623
536	Terumo Corp.	17,210
238	The Cooper Cos., Inc.	77,248
951	Varian Medical Systems, Inc.*	116,945
338	West Pharmaceutical Services, Inc.	50,889
430	Zimmer Biomet Holdings, Inc.	58,545

		4,416,380

Health Care Providers & Services – 0.3%
1,678	AmerisourceBergen Corp.	141,489
692	Anthem, Inc.	177,906
3,515	Cardinal Health, Inc.	183,202
3,186	Centene Corp.*	168,922
1,735	Cigna Corp.*	317,401
4,840	CVS Health Corp.	286,431
2,262	DaVita, Inc.*	175,576
544	Fresenius Medical Care AG & Co. KGaA	41,957
448	Fresenius SE & Co. KGaA	21,246
1,310	HCA Healthcare, Inc.	166,383
3,162	Henry Schein, Inc.*	192,692
154	Humana, Inc.	49,231
1,455	Laboratory Corp. of America Holdings*	255,629
1,470	McKesson Corp.	205,594
3,205	Medipal Holdings Corp.	58,310
1,559	Quest Diagnostics, Inc.	165,348
993	Ramsay Health Care Ltd.	44,424
1,849	Ryman Healthcare Ltd.	17,700
1,792	Sonic Healthcare Ltd.	34,016
2,327	UnitedHealth Group, Inc.	593,292
1,164	Universal Health Services, Inc. Class B	144,033

		3,440,782

Health Care Technology – 0.0%
3,542	Cerner Corp.	245,354
1,242	M3, Inc.	32,064
969	Veeva Systems, Inc. Class A*	137,569

		414,987

Hotels, Restaurants & Leisure – 0.2%
823	Accor SA	29,935
5,147	Aramark	178,807
1,836	Aristocrat Leisure Ltd.	40,271
659	Carnival Corp.	22,050
80	Chipotle Mexican Grill, Inc.*	61,886
3,677	Compass Group PLC	81,013
370	Darden Restaurants, Inc.	36,075
902	Domino’s Pizza, Inc.	306,193
4,946	Flight Centre Travel Group Ltd.	106,089
2,054	GVC Holdings PLC	21,118
819	Hilton Worldwide Holdings, Inc.	79,607
2,794	InterContinental Hotels Group PLC	154,809
372	Marriott International, Inc. Class A	46,128
1,474	McDonald’s Corp.	286,207
779	McDonald’s Holdings Co. Japan Ltd.	32,857
1,661	MGM Resorts International	40,794
2,609	Norwegian Cruise Line Holdings Ltd.*	97,211
400	Oriental Land Co. Ltd.	45,542

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
486	Restaurant Brands International, Inc.	$28,644
215	Royal Caribbean Cruises Ltd.	17,288
476	Sodexo SA	46,005
5,054	Starbucks Corp.	396,385
9,053	Tabcorp Holdings Ltd.	22,552
2,186	The Stars Group, Inc.*	50,096
291	Whitbread PLC	14,677
21,794	Wynn Macau Ltd.	45,264
2,750	Yum! Brands, Inc.	245,437

		2,532,940

Household Durables – 0.1%
8,427	Barratt Developments PLC	83,188
2,385	Berkeley Group Holdings PLC	147,085
1,131	Casio Computer Co. Ltd.	19,268
1,106	D.R. Horton, Inc.	58,917
635	Garmin Ltd.	56,128
2,652	Husqvarna AB Class B	17,851
1,543	Iida Group Holdings Co. Ltd.	20,852
761	Leggett & Platt, Inc.	30,181
1,598	Lennar Corp. Class A	96,423
327	Mohawk Industries, Inc.*	39,616
976	Newell Brands, Inc.	15,060
25	NVR, Inc.*	91,679
2,890	Panasonic Corp.	27,412
1,944	PulteGroup, Inc.	78,149
247	Rinnai Corp.	16,806
434	SEB SA	57,605
1,057	Sekisui Chemical Co. Ltd.	15,809
3,934	Sekisui House Ltd.	77,167
2,372	Sony Corp.	146,229
23,943	Taylor Wimpey PLC	63,223

		1,158,648

Household Products – 0.1%
1,266	Church & Dwight Co., Inc.	88,012
5,481	Colgate-Palmolive Co.	370,351
1,664	Essity AB Class B	50,166
1,180	Henkel AG & Co. KGaA (Household Products)	105,589
1,590	Kimberly-Clark Corp.	208,592
2,631	Lion Corp.	43,847
1,619	Pigeon Corp.	54,706
753	Reckitt Benckiser Group PLC	55,641
1,465	The Clorox Co.	233,550
5,715	The Procter & Gamble Co.	647,109
529	Unicharm Corp.	17,137

		1,874,700

Independent Power and Renewable Electricity Producers – 0.0%
3,473	AES Corp.	58,103
2,190	Electric Power Development Co. Ltd.	46,963
15,841	Meridian Energy Ltd.	45,956
1,956	Uniper SE	58,141
15,577	Vistra Energy Corp.	299,546

		508,709

Common Stocks – (continued)
Industrial Conglomerates – 0.1%
1,063	3M Co.	158,642
21,501	CK Hutchison Holdings Ltd.	190,070
253	DCC PLC	18,121
7,332	General Electric Co.	79,772
1,474	Honeywell International, Inc.	239,039
1,385	Jardine Matheson Holdings Ltd.	75,777
843	Jardine Strategic Holdings Ltd.	24,453
1,027	Keihan Holdings Co. Ltd.	41,549
254	Roper Technologies, Inc.	89,332
641	Siemens AG	65,940
1,187	Smiths Group PLC	23,653

		1,006,348

Insurance – 0.6%
8,122	Admiral Group PLC	222,918
33,140	Aegon NV	112,805
2,561	Aflac, Inc.	109,739
1,306	Ageas	60,767
16,775	AIA Group Ltd.	168,126
113	Alleghany Corp.*	75,964
1,201	Allianz SE	261,638
522	American Financial Group, Inc.	48,243
1,486	American International Group, Inc.	62,650
1,395	Aon PLC	290,160
3,046	Arch Capital Group Ltd.*	123,150
1,575	Arthur J. Gallagher & Co.	153,547
7,809	Assicurazioni Generali SpA	140,963
525	Assurant, Inc.	63,310
2,337	Athene Holding Ltd. Class A*	96,401
20,657	Aviva PLC	94,620
4,282	AXA SA	99,532
475	Baloise Holding AG	76,808
1,980	Brown & Brown, Inc.	85,160
1,486	Chubb Ltd.	215,515
1,004	Cincinnati Financial Corp.	93,613
3,785	CNP Assurances	59,486
2,060	Dai-ichi Life Holdings, Inc.	27,938
22,196	Direct Line Insurance Group PLC	88,477
653	Erie Indemnity Co. Class A	93,327
237	Everest Re Group Ltd.	58,748
49	Fairfax Financial Holdings Ltd.	21,108
1,837	Fidelity National Financial, Inc.	71,202
4,939	Gjensidige Forsikring ASA	100,378
828	Globe Life, Inc.	76,723
4,402	Great-West Lifeco, Inc.	103,536
548	Hannover Rueck SE	99,225
4,923	iA Financial Corp., Inc.	234,331
7,993	Insurance Australia Group Ltd.	33,636
739	Intact Financial Corp.	80,102
7,225	Japan Post Holdings Co. Ltd.	62,788
23,802	Legal & General Group PLC	80,638
2,384	Lincoln National Corp.	108,210
1,182	Loews Corp.	53,935
5,208	Manulife Financial Corp.	87,534
11,762	Mapfre SA	26,456
44	Markel Corp.*	51,990
1,600	Marsh & McLennan Cos., Inc.	167,296

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
12,505	Medibank Pvt. Ltd.	$23,360
3,727	MetLife, Inc.	159,217
1,821	MS&AD Insurance Group Holdings, Inc.	58,698
566	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	146,661
2,321	NN Group NV	79,328
6,961	Poste Italiane SpA(a)	74,570
8,464	Power Corp. of Canada	187,094
1,436	Principal Financial Group, Inc.	63,744
1,715	Prudential Financial, Inc.	129,397
2,394	Prudential PLC	39,799
6,287	QBE Insurance Group Ltd.	55,880
643	Reinsurance Group of America, Inc.	78,465
519	RenaissanceRe Holdings Ltd.	88,438
5,437	RSA Insurance Group PLC	36,366
1,100	Sampo Oyj Class A	44,948
970	SCOR SE	35,131
878	Sompo Holdings, Inc.	32,450
2,333	Sony Financial Holdings, Inc.	46,536
1,730	Sun Life Financial, Inc.	74,742
11,150	Suncorp Group Ltd.	83,299
352	Swiss Life Holding AG	161,609
998	Swiss Re AG	94,940
2,559	The Allstate Corp.	269,335
1,442	The Hartford Financial Services Group, Inc.	72,028
2,277	The Progressive Corp.	166,585
878	The Travelers Cos., Inc.	105,193
1,704	Tokio Marine Holdings, Inc.	91,058
2,073	Tryg A/S	58,165
1,412	Unum Group	32,914
1,634	W.R. Berkley Corp.	109,707
592	Willis Towers Watson PLC	112,036
625	Zurich Insurance Group AG	242,020

		7,496,406

Interactive Media & Services – 0.3%
761	Alphabet, Inc. Class A*	1,019,169
811	Alphabet, Inc. Class C*	1,086,197
34,991	Auto Trader Group PLC(a)	235,614
6,774	Facebook, Inc. Class A*	1,303,792
8,140	Kakaku.com, Inc.	173,831
557	LINE Corp.*	27,691
2,114	Match Group, Inc.*	137,410
895	Pinterest, Inc. Class A*	17,452
838	REA Group Ltd.	54,399
2,631	Snap, Inc. Class A*	37,281
4,086	TripAdvisor, Inc.	95,817

		4,188,653

Internet & Direct Marketing Retail – 0.3%
1,263	Amazon.com, Inc.*	2,379,176
179	Booking Holdings, Inc.*	303,523
2,938	eBay, Inc.	101,772
921	Expedia Group, Inc.	90,829
82	MercadoLibre, Inc.*	50,515
7,369	Ocado Group PLC*	102,084

Common Stocks – (continued)
Internet & Direct Marketing Retail – (continued)
783	Prosus NV*	54,755
9,073	Rakuten, Inc.	76,448
1,820	Wayfair, Inc. Class A*	115,042
3,533	Zalando SE*(a)	157,879
7,864	ZOZO, Inc.	110,778

		3,542,801

IT Services – 0.5%
2,719	Accenture PLC Class A	491,024
661	Akamai Technologies, Inc.*	57,183
1,904	Alliance Data Systems Corp.	163,516
1,463	Amadeus IT Group SA	103,714
2,740	Atos SE	206,150
810	Automatic Data Processing, Inc.	125,339
1,650	Black Knight, Inc.*	110,072
1,089	Booz Allen Hamilton Holding Corp.	77,646
483	Broadridge Financial Solutions, Inc.	50,406
578	Capgemini SE	64,052
2,873	CGI, Inc.*	201,864
2,976	Cognizant Technology Solutions Corp. Class A	181,328
8,807	DXC Technology Co.	212,337
1,121	Edenred	58,682
373	EPAM Systems, Inc.*	83,254
1,753	Fidelity National Information Services, Inc.	244,929
1,291	Fiserv, Inc.*	141,184
384	FleetCor Technologies, Inc.*	102,063
745	Fujitsu Ltd.	77,686
541	Gartner, Inc.*	70,000
1,105	Global Payments, Inc.	203,287
323	GMO Payment Gateway, Inc.	20,041
351	GoDaddy, Inc. Class A*	24,563
3,337	International Business Machines Corp.	434,311
603	Itochu Techno-Solutions Corp.	16,890
493	Jack Henry & Associates, Inc.	74,808
3,445	Leidos Holdings, Inc.	353,629
2,202	Mastercard, Inc. Class A	639,130
277	MongoDB, Inc.*	42,243
1,492	Nomura Research Institute Ltd.	32,756
2,940	NTT Data Corp.	35,063
376	Obic Co. Ltd.	46,423
496	Okta, Inc.*	63,518
2,797	Paychex, Inc.	216,712
2,155	PayPal Holdings, Inc.*	232,718
5,657	Sabre Corp.	77,020
244	Shopify, Inc. Class A*	113,292
446	Square, Inc. Class A*	37,165
8,664	The Western Union Co.	193,987
1,007	VeriSign, Inc.*	191,078
3,198	Visa, Inc. Class A	581,268
1,260	Wix.com Ltd.*	168,878

		6,621,209

Leisure Products – 0.0%
712	Bandai Namco Holdings, Inc.	35,658
984	Hasbro, Inc.	76,014

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Leisure Products – (continued)
696	Sankyo Co. Ltd.	$22,927

		134,599

Life Sciences Tools & Services – 0.1%
1,022	Agilent Technologies, Inc.	78,765
46	Bio-Rad Laboratories, Inc. Class A*	16,193
196	Illumina, Inc.*	52,071
512	IQVIA Holdings, Inc.*	71,419
248	Lonza Group AG	98,961
358	Mettler-Toledo International, Inc.*	251,209
481	PerkinElmer, Inc.	41,578
393	Sartorius Stedim Biotech	75,281
841	Thermo Fisher Scientific, Inc.	244,563
562	Waters Corp.*	109,528

		1,039,568

Machinery – 0.2%
836	Alstom SA	41,274
425	ANDRITZ AG	15,040
1,301	Atlas Copco AB Class A	46,387
1,042	Atlas Copco AB Class B	32,292
681	Caterpillar, Inc.	84,607
1,232	Cummins, Inc.	186,389
439	Deere & Co.	68,695
779	Dover Corp.	80,034
1,450	Epiroc AB Class A	16,749
1,494	Epiroc AB Class B	16,759
640	Fortive Corp.	44,262
188	Hoshizaki Corp.	15,931
345	IDEX Corp.	51,060
829	Illinois Tool Works, Inc.	139,090
866	KION Group AG	46,836
587	Knorr-Bremse AG	59,611
727	Kone Oyj Class B	41,179
448	Metso Oyj	14,579
2,964	MISUMI Group, Inc.	62,431
2,899	Mitsubishi Heavy Industries Ltd.	91,601
1,130	NGK Insulators Ltd.	17,746
913	PACCAR, Inc.	61,080
1,166	Parker-Hannifin Corp.	215,442
650	Pentair PLC	25,603
1,093	Sandvik AB	18,220
407	Schindler Holding AG (Machinery)	89,597
4,725	SKF AB Class B	83,543
40	SMC Corp.	15,944
1,517	Snap-on, Inc.	219,586
439	Spirax-Sarco Engineering PLC	48,098
433	Stanley Black & Decker, Inc.	62,222
6,940	Techtronic Industries Co. Ltd.	57,578
421	The Middleby Corp.*	47,072
1,571	Volvo AB Class B	24,659
168	WABCO Holdings, Inc.*	22,697
1,164	Westinghouse Air Brake Technologies Corp.	79,967
596	Xylem, Inc.	46,095
30,112	Yangzijiang Shipbuilding Holdings Ltd.	20,893

		2,310,848

Common Stocks – (continued)
Marine – 0.0%
129	AP Moller – Maersk A/S Class A	122,329
122	AP Moller – Maersk A/S Class B	123,111
1,108	Kuehne & Nagel International AG	162,191
1,013	Nippon Yusen KK	14,408

		422,039

Media – 0.2%
5,822	Altice Europe NV Class A*	30,920
340	Charter Communications, Inc. Class A*	167,678
13,055	Comcast Corp. Class A	527,814
5,070	CyberAgent, Inc.	192,002
2,602	Discovery, Inc. Class A*	66,871
3,734	Discovery, Inc. Class C*	93,723
3,299	Fox Corp. Class A	101,411
3,091	Fox Corp. Class B*	94,121
2,474	Hakuhodo DY Holdings, Inc.	28,591
2,987	Informa PLC	26,436
857	Liberty Broadband Corp. Class C*	107,888
3,530	Liberty Global PLC Class A*	68,906
3,898	Liberty Global PLC Class C*	72,464
3,821	Liberty Media Corp.-Liberty SiriusXM Class C*	170,493
3,891	Liberty Media Corp.-Liberty SiriusXM, Class A*	173,811
11,532	News Corp. Class A	139,249
1,171	Omnicom Group, Inc.	81,127
2,453	Pearson PLC	17,794
1,506	Publicis Groupe SA	58,567
1,596	Quebecor, Inc. Class B	37,288
6,350	Schibsted ASA Class B	153,501
1,717	Shaw Communications, Inc. Class B	29,716
5,838	Sirius XM Holdings, Inc.	37,013
6,023	The Interpublic Group of Cos., Inc.	128,651
4,879	ViacomCBS, Inc. Class B	120,072
8,405	WPP PLC	80,756

		2,806,863

Metals & Mining – 0.1%
749	Agnico Eagle Mines Ltd.	35,540
3,325	Anglo American PLC	78,229
11,926	ArcelorMittal SA	169,825
3,074	Barrick Gold Corp.	58,629
5,031	BHP Group Ltd.	109,351
3,496	BHP Group PLC	63,892
14,188	BlueScope Steel Ltd.	110,955
619	Boliden AB	13,000
12,520	Evraz PLC	53,465
6,980	Fortescue Metals Group Ltd.	46,622
637	Franco-Nevada Corp.	68,387
55,883	Glencore PLC	141,057
5,017	Kinross Gold Corp.*	25,230
930	Kirkland Lake Gold Ltd.	29,994
865	Maruichi Steel Tube Ltd.	20,892
1,203	Mitsubishi Materials Corp.	27,291
1,903	Newcrest Mining Ltd.	31,217
2,181	Newmont Corp.	97,338
1,467	Nippon Steel Corp.	16,421

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – (continued)
2,217	Nucor Corp.	$91,673
1,668	Rio Tinto Ltd.	95,851
2,063	Rio Tinto PLC	97,125
87,313	South32 Ltd.	124,084
3,932	Steel Dynamics, Inc.	104,709
4,256	Teck Resources Ltd. Class B	42,806
1,070	Wheaton Precious Metals Corp.	30,428

		1,784,011

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
3,860	AGNC Investment Corp.	65,774
6,371	Annaly Capital Management, Inc.	56,447

		122,221

Multi-Utilities – 0.2%
2,022	AGL Energy Ltd.	25,321
3,601	Algonquin Power & Utilities Corp.	54,729
1,497	Ameren Corp.	118,263
1,307	Atco Ltd. Class I	48,765
1,900	Canadian Utilities Ltd. Class A	56,225
2,877	CenterPoint Energy, Inc.	66,228
1,712	CMS Energy Corp.	103,439
1,210	Consolidated Edison, Inc.	95,372
1,913	Dominion Energy, Inc.	149,558
824	DTE Energy Co.	92,016
5,510	E.ON SE	64,006
4,666	Engie SA	77,918
9,529	National Grid PLC	120,120
2,648	NiSource, Inc.	71,549
1,835	Public Service Enterprise Group, Inc.	94,154
4,674	RWE AG	162,230
892	Sempra Energy	124,684
13,999	Suez	222,287
2,619	Veolia Environnement SA	75,456
1,365	WEC Energy Group, Inc.	126,030

		1,948,350

Multiline Retail – 0.1%
155	Canadian Tire Corp. Ltd. Class A	15,242
823	Dollar General Corp.	123,697
962	Dollar Tree, Inc.*	79,875
1,272	Dollarama, Inc.	37,395
10,816	Harvey Norman Holdings Ltd.	26,434
4,107	J. Front Retailing Co. Ltd.	43,639
6,370	Kohl’s Corp.	249,386
67,266	Marks & Spencer Group PLC	138,621
2,386	Next PLC	188,055
8,380	Nordstrom, Inc.	290,786
7,530	Ryohin Keikaku Co. Ltd.	102,000
3,232	Target Corp.	332,896
8,260	Wesfarmers Ltd.	221,078

		1,849,104

Oil, Gas & Consumable Fuels – 0.3%
25,392	BP PLC	131,927
1,320	Cabot Oil & Gas Corp.	18,388
1,119	Canadian Natural Resources Ltd.	28,803

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
8,992	Cenovus Energy, Inc.	66,121
495	Cheniere Energy, Inc.*	25,389
4,196	Chevron Corp.	391,655
2,460	ConocoPhillips	119,113
3,233	Enbridge, Inc.	120,336
6,730	Eni SpA	83,850
445	EOG Resources, Inc.	28,151
9,379	Equinor ASA	144,458
5,994	Exxon Mobil Corp.	308,331
995	Galp Energia SGPS SA	13,725
3,150	HollyFrontier Corp.	106,092
1,506	Idemitsu Kosan Co. Ltd.	37,687
2,060	Imperial Oil Ltd.	45,106
15,230	JXTG Holdings, Inc.	61,699
4,802	Kinder Morgan, Inc.	92,054
476	Koninklijke Vopak NV	22,660
3,675	Marathon Petroleum Corp.	174,268
1,026	Neste Oyj	41,005
564	Occidental Petroleum Corp.	18,465
302	OMV AG	12,648
883	ONEOK, Inc.	58,914
17,042	Origin Energy Ltd.	78,806
1,485	Ovintiv, Inc.	17,159
1,564	Pembina Pipeline Corp.	56,338
1,596	Phillips 66	119,477
6,968	Repsol SA	78,741
10,448	Royal Dutch Shell PLC Class A	225,536
8,927	Royal Dutch Shell PLC Class B	193,495
8,017	Santos Ltd.	36,575
2,565	Suncor Energy, Inc.	70,687
2,189	TC Energy Corp.	114,094
1,735	The Williams Cos., Inc.	33,052
5,120	TOTAL SA	221,298
1,670	Valero Energy Corp.	110,637
1,934	Woodside Petroleum Ltd.	36,009

		3,542,749

Paper & Forest Products – 0.0%
775	Mondi PLC	15,740
4,380	Oji Holdings Corp.	20,745
3,642	UPM-Kymmene Oyj	112,072

		148,557

Personal Products – 0.1%
1,124	Beiersdorf AG	118,692
347	Kao Corp.	25,253
219	Kobayashi Pharmaceutical Co. Ltd.	15,878
902	Kose Corp.	107,468
1,303	L’Oreal SA	350,226
4,904	Pola Orbis Holdings, Inc.	93,341
2,341	Shiseido Co. Ltd.	139,734
1,777	The Estee Lauder Cos., Inc. Class A	326,257
4,679	Unilever NV	247,038
2,982	Unilever PLC	160,312

		1,584,199

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – 0.6%
1,531	Allergan PLC	$291,916
11,771	Astellas Pharma, Inc.	184,489
2,318	AstraZeneca PLC	203,439
1,418	Bausch Health Cos., Inc.*	31,418
4,429	Bayer AG	322,104
7,054	Bristol-Myers Squibb Co.	416,609
913	Chugai Pharmaceutical Co. Ltd.	98,211
1,005	Daiichi Sankyo Co. Ltd.	61,180
894	Elanco Animal Health, Inc.*	24,496
3,531	Eli Lilly & Co.	445,365
12,934	GlaxoSmithKline PLC	261,000
3,410	H. Lundbeck A/S	118,883
1,477	Ipsen SA	96,551
873	Jazz Pharmaceuticals PLC*	100,028
7,624	Johnson & Johnson	1,025,276
7,166	Merck & Co., Inc.	548,629
1,655	Merck KGaA	201,387
14,260	Mylan NV*	245,129
4,550	Novartis AG	382,761
5,121	Novo Nordisk A/S Class B	300,034
3,613	Orion Oyj Class B	144,196
480	Otsuka Holdings Co. Ltd.	17,983
4,401	Perrigo Co. PLC	223,087
11,978	Pfizer, Inc.	400,305
2,657	Recordati SpA	113,634
2,221	Roche Holding AG	714,126
2,320	Sanofi	216,377
517	Shionogi & Co. Ltd.	27,830
4,574	Sumitomo Dainippon Pharma Co. Ltd.	65,264
479	Takeda Pharmaceutical Co. Ltd.	16,542
22,641	Teva Pharmaceutical Industries Ltd. ADR*	261,051
2,101	UCB SA	194,523
1,414	Zoetis, Inc.	188,387

		7,942,210

Professional Services – 0.2%
1,291	Adecco Group AG	69,142
1,137	Bureau Veritas SA	27,986
79	CoStar Group, Inc.*	52,740
544	Equifax, Inc.	77,270
4,522	Experian PLC	150,510
1,398	IHS Markit Ltd.	99,593
236	Intertek Group PLC	16,107
1,400	ManpowerGroup, Inc.	106,316
3,333	Nielsen Holdings PLC	60,694
5,442	Persol Holdings Co. Ltd.	73,213
2,621	Randstad NV	135,041
5,628	Recruit Holdings Co. Ltd.	196,827
6,032	RELX PLC	145,943
8,095	Robert Half International, Inc.	408,069
130	SGS SA	324,687
125	Teleperformance	30,494
1,175	Thomson Reuters Corp.	87,286
381	TransUnion	33,879
848	Verisk Analytics, Inc.	131,533
1,605	Wolters Kluwer NV	117,508

		2,344,838

Common Stocks – (continued)
Real Estate Management & Development – 0.1%
1,486	Aeon Mall Co. Ltd.	21,051
4,949	Aroundtown SA	42,997
593	Azrieli Group Ltd.	43,132
9,284	CapitaLand Ltd.	23,784
4,456	CBRE Group, Inc. Class A*	250,160
2,279	City Developments Ltd.	16,289
2,631	CK Asset Holdings Ltd.	16,794
720	Deutsche Wohnen SE	29,392
13,565	Hang Lung Properties Ltd.	30,111
6,848	Henderson Land Development Co. Ltd.	31,967
1,935	Hulic Co. Ltd.	21,554
1,195	Jones Lang LaSalle, Inc.	176,585
1,932	Mitsubishi Estate Co. Ltd.	32,972
1,077	Mitsui Fudosan Co. Ltd.	24,718
5,993	Nomura Real Estate Holdings, Inc.	129,303
1,425	Sumitomo Realty & Development Co. Ltd.	44,408
1,430	Sun Hung Kai Properties Ltd.	20,668
10,882	Swire Pacific Ltd. Class A	99,219
474	Swiss Prime Site AG	57,191
2,592	Tokyu Fudosan Holdings Corp.	16,375
2,925	UOL Group Ltd.	15,686
1,665	Vonovia SE	90,090
4,296	Wheelock & Co. Ltd.	33,009

		1,267,455

Road & Rail – 0.1%
127	AMERCO	40,959
11,181	Aurizon Holdings Ltd.	35,595
577	Canadian National Railway Co.	48,916
136	Canadian Pacific Railway Ltd.	33,707
195	Central Japan Railway Co.	32,056
13,398	ComfortDelGro Corp. Ltd.	18,996
1,476	CSX Corp.	103,984
492	East Japan Railway Co.	37,580
440	Hankyu Hanshin Holdings, Inc.	14,465
176	J.B. Hunt Transport Services, Inc.	16,973
386	Kansas City Southern	58,162
839	Keikyu Corp.	12,657
786	Keio Corp.	37,691
621	Keisei Electric Railway Co. Ltd.	19,723
1,401	Kintetsu Group Holdings Co. Ltd.	60,430
968	Kyushu Railway Co.	29,289
11,180	MTR Corp. Ltd.	63,875
1,691	Nagoya Railroad Co. Ltd.	44,152
579	Norfolk Southern Corp.	105,581
939	Odakyu Electric Railway Co. Ltd.	18,046
181	Old Dominion Freight Line, Inc.	35,078
1,375	Seibu Holdings, Inc.	19,500
1,036	Tobu Railway Co. Ltd.	30,882
1,830	Tokyu Corp.	28,043
845	Uber Technologies, Inc.*	28,620
1,087	Union Pacific Corp.	173,713
526	West Japan Railway Co.	37,156

		1,185,829

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 0.3%
6,306	Advanced Micro Devices, Inc.*	$286,797
1,298	Advantest Corp.	59,721
364	Analog Devices, Inc.	39,694
1,552	Applied Materials, Inc.	90,202
1,592	ASM Pacific Technology Ltd.	19,253
724	ASML Holding NV	200,760
829	Broadcom, Inc.	226,002
82	Disco Corp.	16,625
914	Infineon Technologies AG	19,508
12,788	Intel Corp.	709,990
518	KLA Corp.	79,622
447	Lam Research Corp.	131,163
1,621	Marvell Technology Group Ltd.	34,527
620	Maxim Integrated Products, Inc.	34,484
356	Microchip Technology, Inc.	32,293
6,775	Micron Technology, Inc.*	356,094
1,253	NVIDIA Corp.	338,398
333	NXP Semiconductors NV	37,859
7,534	ON Semiconductor Corp.*	140,584
1,834	Qorvo, Inc.*	184,464
3,181	QUALCOMM, Inc.	249,072
7,939	Renesas Electronics Corp.*	48,350
699	Skyworks Solutions, Inc.	70,026
1,252	STMicroelectronics NV	34,555
846	Teradyne, Inc.	49,711
3,138	Texas Instruments, Inc.	358,171
239	Tokyo Electron Ltd.	49,930
1,026	Xilinx, Inc.	85,661

		3,983,516

Software – 0.7%
1,284	Adobe, Inc.*	443,134
304	ANSYS, Inc.*	73,626
1,076	Autodesk, Inc.*	205,387
588	AVEVA Group PLC	33,449
4,191	Cadence Design Systems, Inc.*	277,193
1,819	CDK Global, Inc.	83,710
504	Check Point Software Technologies Ltd.*	52,315
2,715	Citrix Systems, Inc.	280,704
293	Constellation Software, Inc.	298,497
391	CyberArk Software Ltd.*	40,938
203	Dassault Systemes SE	32,209
235	DocuSign, Inc.*	20,283
5,387	Dropbox, Inc. Class A*	105,370
1,133	Fortinet, Inc.*	115,634
140	Guidewire Software, Inc.*	15,345
1,556	Intuit, Inc.	413,663
3,620	Micro Focus International PLC	34,476
22,299	Microsoft Corp.	3,612,661
492	Nice Ltd.*	80,475
9,773	NortonlifeLock, Inc.	185,980
797	Open Text Corp.	33,370
7,205	Oracle Corp. (Software)	362,655
238	Palo Alto Networks, Inc.*	43,940
253	Paycom Software, Inc.*	71,510
947	RingCentral, Inc. Class A*	223,255
2,430	salesforce.com, Inc.*	414,072

Common Stocks – (continued)
Software – (continued)
2,681	SAP SE	334,703
847	ServiceNow, Inc.*	276,198
373	Splunk, Inc.*	54,954
3,891	SS&C Technologies Holdings, Inc.	215,950
1,020	Synopsys, Inc.*	140,689
354	Temenos AG	50,614
19,516	The Sage Group PLC	172,896
345	Trend Micro, Inc.	17,121
264	Tyler Technologies, Inc.*	82,724
1,127	VMware, Inc. Class A*	135,826
369	Workday, Inc. Class A*	63,929

		9,099,455

Specialty Retail – 0.4%
359	ABC-Mart, Inc.	20,676
857	Advance Auto Parts, Inc.	113,964
291	AutoZone, Inc.*	300,460
4,610	Best Buy Co., Inc.	348,747
868	Burlington Stores, Inc.*	187,714
548	CarMax, Inc.*	47,846
1,518	Dufry AG*	111,400
240	Fast Retailing Co. Ltd.	118,385
12,455	Hennes & Mauritz AB Class B	226,035
72	Hikari Tsushin, Inc.	13,683
12,972	Industria de Diseno Textil SA	404,713
16,245	JD Sports Fashion PLC	155,403
18,754	Kingfisher PLC	46,011
3,057	Lowe’s Cos., Inc.	325,785
1,181	Nitori Holdings Co. Ltd.	164,082
618	O’Reilly Automotive, Inc.*	227,869
1,923	Ross Stores, Inc.	209,184
210	Shimamura Co. Ltd.	13,927
5,134	The Gap, Inc.	73,570
3,649	The Home Depot, Inc.	794,898
5,499	The TJX Cos., Inc.	328,840
743	Tiffany & Co.	99,257
1,638	Tractor Supply Co.	144,979
581	Ulta Salon, Cosmetics & Fragrance, Inc.*	149,369
17,757	Yamada Denki Co. Ltd.	85,409

		4,712,206

Technology Hardware, Storage & Peripherals – 0.4%
14,233	Apple, Inc.	3,890,733
3,222	Brother Industries Ltd.	57,072
1,951	Canon, Inc.	49,101
1,766	Dell Technologies, Inc. Class C*	71,452
3,575	FUJIFILM Holdings Corp.	173,610
2,305	Hewlett Packard Enterprise Co.	29,481
6,832	HP, Inc.	142,037
3,223	Konica Minolta, Inc.	17,636
2,773	NetApp, Inc.	129,555
3,283	Seagate Technology PLC	157,420
2,067	Seiko Epson Corp.	28,979
1,093	Western Digital Corp.	60,727
3,900	Xerox Holdings Corp.*	125,580

		4,933,383

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 0.3%
1,087	adidas AG	$306,043
9,718	Burberry Group PLC	209,421
8,304	Capri Holdings Ltd.*	214,409
363	Cie Financiere Richemont SA	24,884
626	EssilorLuxottica SA	85,812
397	Hermes International	280,042
231	Kering SA	130,262
1,485	Lululemon Athletica, Inc.*	322,854
885	LVMH Moet Hennessy Louis Vuitton SE	369,337
4,924	Moncler SpA	193,764
5,352	NIKE, Inc. Class B	478,362
2,701	Pandora A/S	121,714
2,198	Puma SE	170,416
808	PVH Corp.	59,881
1,650	Ralph Lauren Corp.	174,091
6,697	Tapestry, Inc.	157,045
741	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	58,974
5,446	Under Armour, Inc. Class A*	77,279
6,167	Under Armour, Inc. Class C*	76,964
3,016	VF Corp.	217,152
7,964	Yue Yuen Industrial Holdings Ltd.	19,326

		3,748,032

Tobacco – 0.1%
1,619	Altria Group, Inc.	65,359
7,972	British American Tobacco PLC	315,207
780	Imperial Brands PLC	15,757
2,193	Japan Tobacco, Inc.	43,356
5,168	Philip Morris International, Inc.	423,104
2,528	Swedish Match AB	148,329

		1,011,112

Trading Companies & Distributors – 0.1%
560	Ashtead Group PLC	17,557
2,195	Brenntag AG	99,594
1,401	Bunzl PLC	33,641
7,757	Fastenal Co.	265,444
2,572	Ferguson PLC	224,097
6,031	HD Supply Holdings, Inc.*	229,299
4,427	ITOCHU Corp.	100,322
24,929	Marubeni Corp.	165,107
2,883	Mitsubishi Corp.	71,769
1,782	Mitsui & Co. Ltd.	29,433
4,984	MonotaRO Co. Ltd.	110,971
3,884	Sumitomo Corp.	55,765
3,740	Toyota Tsusho Corp.	112,388
775	United Rentals, Inc.*	102,672
805	W.W. Grainger, Inc.	223,420

		1,841,479

Transportation Infrastructure – 0.0%
284	Aena SME SA(a)	45,743
134	Aeroports de Paris	19,919
3,378	Atlantia SpA	73,062
8,658	Auckland International Airport Ltd.	42,776

Common Stocks – (continued)
Transportation Infrastructure – (continued)
393	Fraport AG Frankfurt Airport Services Worldwide	25,111
3,702	Getlink SE	59,941
2,573	Kamigumi Co. Ltd.	49,650
5,980	Sydney Airport	30,560
8,929	Transurban Group	87,068

		433,830

Water Utilities – 0.0%
1,049	American Water Works Co., Inc.	129,719
1,834	Essential Utilities, Inc.	78,880
1,211	Severn Trent PLC	38,442
3,555	United Utilities Group PLC	43,037

		290,078

Wireless Telecommunication Services – 0.1%
5,966	KDDI Corp.	168,561
8,265	NTT DOCOMO, Inc.	223,724
635	Rogers Communications, Inc. Class B	29,100
1,169	T-Mobile US, Inc.*	105,397
2,727	Tele2 AB Class B	39,700
59,757	Vodafone Group PLC	104,440

		670,922

TOTAL COMMON STOCKS
(Cost $136,517,832)		$156,198,383

Shares	Rate	Value

Preferred Stocks – 0.0%
Automobiles – 0.0%
Bayerische Motoren Werke AG
EUR 291	9.960%	$15,088
Volkswagen AG
211	4.300	35,027

		50,115

Chemicals – 0.0%
FUCHS PETROLUB SE
3,146	3.220	120,430

Health Care Equipment & Supplies – 0.0%
Sartorius AG
310	0.340	72,469

TOTAL PREFERRED STOCKS
(Cost $267,534)		$243,014

Shares	Description	Value

Exchange Traded Funds – 73.2%
574,773	Goldman Sachs ActiveBeta Emerging Markets Equity ETF(b)	$17,823,711
3,203,305	iShares Core MSCI Emerging Markets ETF	156,032,987

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Shares	Description	Value

Exchange Traded Funds – (continued)
670	iShares MSCI Canada ETF	$18,485
4,927,230	iShares MSCI EAFE ETF	306,670,795
985,216	iShares MSCI EAFE Small-Cap ETF	53,753,385
1,467,097	Vanguard S&P 500 ETF	398,668,939

TOTAL EXCHANGE TRADED FUNDS
(Cost $871,937,448)		$932,968,302

Shares	Dividend Rate	Value

Investment Company(b) – 5.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
69,465,925	1.507%	$69,465,925
(Cost $69,465,925)

TOTAL INVESTMENTS – 90.9%
(Cost $1,078,188,739)		$1,158,875,624

OTHER ASSETS IN EXCESS OF LIABILITIES – 9.1%		115,572,652

NET ASSETS – 100.0%		$1,274,448,276

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated fund.

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
HKD	—Hong Kong Dollar
ILS	—Israeli Shekel
JPY	—Japanese Yen
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
SEK	—Swedish Krona
SGD	—Singapore Dollar

Investment Abbreviations:
ADR	—American Depositary Receipt
ETF	—Exchange Traded Fund
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 29, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	JPY	18,000,000	USD	165,487	03/18/20	$1,566
	USD	20,333,229	AUD	29,650,000	03/18/20	1,008,918
	USD	5,113,208	DKK	34,170,000	03/18/20	59,104
	USD	91,478,465	EUR	81,880,000	03/18/20	982,305
	USD	47,794,195	GBP	36,345,000	03/18/20	1,169,889
	USD	1,008,408	ILS	3,480,000	03/18/20	4,130
	USD	1,813,249	NOK	16,600,000	03/18/20	48,727
	USD	804,841	NZD	1,230,000	03/18/20	35,879
	USD	7,780,792	SEK	73,500,000	03/18/20	125,004
	USD	3,666,384	SGD	4,990,000	03/18/20	83,479

TOTAL						$3,519,001

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	CAD	17,210,000	USD	13,009,569	03/18/20	$(187,487)
	GBP	250,000	USD	325,854	03/18/20	(5,148)
	HKD	220,000	USD	28,287	03/18/20	(61)
	ILS	120,000	USD	34,888	03/18/20	(257)
	NOK	700,000	USD	76,407	03/18/20	(1,999)

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC (continued)	SGD	10,000	USD	7,353	03/18/20	$(172)
	USD	27,449,821	CHF	26,910,000	03/18/20	(479,136)
	USD	385,593	DKK	2,610,000	03/18/20	(453)
	USD	1,048,493	EUR	950,000	03/18/20	(1,475)
	USD	9,485,244	HKD	74,300,000	03/18/20	(47,377)
	USD	71,306,591	JPY	7,708,000,000	03/18/20	(229,362)
	USD	62,447	SEK	600,000	03/18/20	(50)

TOTAL						$(952,977)

FUTURES CONTRACTS — At February 29, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
E-mini Russell 2000 Index	978	03/20/20	$72,122,610	$(8,539,997)
S&P Toronto Stock Exchange 60 Index	272	03/19/20	39,361,728	(1,644,324)
S&P 500 E-Mini Index	456	03/20/20	67,285,080	(5,362,052)

TOTAL FUTURES CONTRACTS				$(15,546,373)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 29, 2020, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Written option contracts
Calls
Euro Stoxx 50 Index	3,600.00	04/17/2020	(15)	$(150)	$(3,709)	$(3,876)	$167
Euro Stoxx 50 Index	3,800.00	04/17/2020	(9)	(90)	(109)	(2,445)	2,336
Euro Stoxx 50 Index	3,850.00	04/17/2020	(3)	(30)	(20)	(1,370)	1,350
Euro Stoxx 50 Index	3,900.00	04/17/2020	(15)	(150)	(66)	(3,861)	3,795
Euro Stoxx 50 Index	3,925.00	04/17/2020	(21)	(210)	(70)	(4,123)	4,053
Euro Stoxx 50 Index	3,950.00	04/17/2020	(19)	(190)	(63)	(4,249)	4,186
Euro Stoxx 50 Index	3,775.00	03/20/2020	(14)	(140)	(62)	(3,416)	3,354
Euro Stoxx 50 Index	3,825.00	03/20/2020	(21)	(210)	(70)	(9,290)	9,220
Euro Stoxx 50 Index	3,875.00	03/20/2020	(27)	(270)	(60)	(8,561)	8,501
Euro Stoxx 50 Index	3,900.00	03/20/2020	(27)	(270)	(60)	(7,657)	7,597
Euro Stoxx 50 Index	3,925.00	03/20/2020	(4)	(40)	(9)	(657)	648
Euro Stoxx 50 Index	3,575.00	05/15/2020	(9)	(90)	(2,871)	(2,957)	86
Euro Stoxx 50 Index	3,900.00	05/15/2020	(2)	(20)	(13)	(533)	520
FTSE 100 Index	7,025.00	04/17/2020	(3)	(30)	(2,635)	(2,943)	308
FTSE 100 Index	7,525.00	04/17/2020	(2)	(20)	(141)	(1,175)	1,034
FTSE 100 Index	7,550.00	04/17/2020	(5)	(50)	(321)	(2,789)	2,468
FTSE 100 Index	7,575.00	04/17/2020	(4)	(40)	(231)	(1,879)	1,648
FTSE 100 Index	7,600.00	04/17/2020	(3)	(30)	(154)	(1,720)	1,566
FTSE 100 Index	7,650.00	04/17/2020	(1)	(10)	(45)	(1,138)	1,093
FTSE 100 Index	7,525.00	03/20/2020	(3)	(30)	(38)	(1,188)	1,150
FTSE 100 Index	7,550.00	03/20/2020	(1)	(10)	(6)	(332)	326

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Calls (continued)
FTSE 100 Index	7,600.00	03/20/2020	(2)	$(20)	$(13)	$(677)	$664
FTSE 100 Index	7,625.00	03/20/2020	(4)	(40)	(26)	(4,263)	4,237
FTSE 100 Index	7,750.00	03/20/2020	(7)	(70)	(45)	(4,996)	4,951
FTSE 100 Index	7,775.00	03/20/2020	(2)	(20)	(13)	(1,390)	1,377
FTSE 100 Index	7,800.00	03/20/2020	(1)	(10)	(6)	(694)	688
FTSE 100 Index	7,025.00	05/15/2020	(2)	(20)	(2,026)	(1,945)	(81)
FTSE 100 Index	7,550.00	05/15/2020	(1)	(10)	(83)	(738)	655
Nikkei 225 Index	23,875.00	04/10/2020	(2)	(2,000)	(742)	(4,077)	3,335
Nikkei 225 Index	24,000.00	04/10/2020	(5)	(5,000)	(1,854)	(12,465)	10,611
Nikkei 225 Index	24,500.00	04/10/2020	(3)	(3,000)	(556)	(2,565)	2,009
Nikkei 225 Index	24,750.00	04/10/2020	(2)	(2,000)	(278)	(2,939)	2,661
Nikkei 225 Index	23,875.00	03/13/2020	(1)	(1,000)	(83)	(3,234)	3,151
Nikkei 225 Index	24,000.00	03/13/2020	(5)	(5,000)	(324)	(13,117)	12,793
Nikkei 225 Index	24,750.00	03/13/2020	(8)	(8,000)	(74)	(8,922)	8,848
Nikkei 225 Index	24,875.00	03/13/2020	(2)	(2,000)	(37)	(3,070)	3,033
Nikkei 225 Index	24,125.00	05/08/2020	(2)	(2,000)	(1,113)	(4,360)	3,247
S&P 500 Index	3,275.00	04/30/2020	(4)	(400)	(5,800)	(19,505)	13,705
S&P 500 Index	3,410.00	04/30/2020	(1)	(100)	(325)	(3,790)	3,465
S&P 500 Index	3,465.00	04/30/2020	(2)	(200)	(395)	(6,208)	5,813
S&P 500 Index	3,470.00	04/30/2020	(3)	(300)	(570)	(9,840)	9,270
S&P 500 Index	3,115.00	03/31/2020	(12)	(1,200)	(58,020)	(40,851)	(17,169)
S&P 500 Index	3,120.00	03/31/2020	(12)	(1,200)	(55,380)	(38,744)	(16,636)
S&P 500 Index	3,125.00	03/31/2020	(12)	(1,200)	(52,740)	(36,095)	(16,645)
S&P 500 Index	3,130.00	03/31/2020	(12)	(1,200)	(50,340)	(33,330)	(17,010)
S&P 500 Index	3,135.00	03/31/2020	(12)	(1,200)	(47,640)	(32,525)	(15,115)
S&P 500 Index	3,240.00	03/25/2020	(15)	(1,500)	(13,800)	(54,661)	40,861
S&P 500 Index	3,245.00	03/31/2020	(1)	(100)	(1,050)	(4,213)	3,163
S&P 500 Index	3,345.00	03/31/2020	(1)	(100)	(290)	(3,176)	2,886
S&P 500 Index	3,365.00	03/04/2020	(14)	(1,400)	(420)	(35,718)	35,298
S&P 500 Index	3,375.00	03/31/2020	(4)	(400)	(810)	(10,880)	10,070
S&P 500 Index	3,380.00	03/31/2020	(2)	(200)	(385)	(5,160)	4,775
S&P 500 Index	3,385.00	03/31/2020	(4)	(400)	(720)	(12,920)	12,200
S&P 500 Index	3,410.00	03/31/2020	(3)	(300)	(413)	(8,041)	7,628
S&P 500 Index	3,420.00	03/11/2020	(14)	(1,400)	(596)	(25,607)	25,011
S&P 500 Index	3,430.00	03/18/2020	(14)	(1,400)	(700)	(29,876)	29,176
S&P 500 Index	3,435.00	03/31/2020	(3)	(300)	(300)	(7,500)	7,200
S&P 500 Index	3,440.00	03/31/2020	(2)	(200)	(190)	(5,099)	4,909

			(404)	$(46,970)	$(308,910)	$(559,350)	$250,440
Puts
Euro Stoxx 50 Index	3,275.00	04/17/2020	(15)	(150)	(23,961)	(25,253)	1,292
Euro Stoxx 50 Index	3,550.00	04/17/2020	(9)	(90)	(28,108)	(6,808)	(21,300)
Euro Stoxx 50 Index	3,625.00	04/17/2020	(3)	(30)	(11,237)	(1,475)	(9,762)
Euro Stoxx 50 Index	3,700.00	04/17/2020	(15)	(150)	(66,833)	(8,852)	(57,981)
Euro Stoxx 50 Index	3,725.00	04/17/2020	(21)	(210)	(98,875)	(14,308)	(84,567)
Euro Stoxx 50 Index	3,750.00	04/17/2020	(19)	(190)	(94,388)	(10,069)	(84,319)
Euro Stoxx 50 Index	3,600.00	03/20/2020	(14)	(140)	(45,887)	(9,704)	(36,183)
Euro Stoxx 50 Index	3,650.00	03/20/2020	(21)	(210)	(79,077)	(7,418)	(71,659)
Euro Stoxx 50 Index	3,675.00	03/20/2020	(24)	(240)	(96,494)	(10,268)	(86,226)
Euro Stoxx 50 Index	3,700.00	03/20/2020	(22)	(220)	(94,233)	(14,046)	(80,187)
Euro Stoxx 50 Index	3,725.00	03/20/2020	(8)	(80)	(36,404)	(3,470)	(32,934)

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS (continued)

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Puts (continued)
Euro Stoxx 50 Index	3,775.00	03/20/2020	(4)	$(40)	$(20,379)	$(1,457)	$(18,922)
Euro Stoxx 50 Index	3,225.00	05/15/2020	(9)	(90)	(15,957)	(16,817)	860
Euro Stoxx 50 Index	3,675.00	05/15/2020	(2)	(20)	(9,551)	(1,755)	(7,796)
FTSE 100 Index	6,400.00	04/17/2020	(3)	(30)	(10,501)	(8,378)	(2,123)
FTSE 100 Index	7,100.00	04/17/2020	(2)	(20)	(16,565)	(3,525)	(13,040)
FTSE 100 Index	7,225.00	04/17/2020	(10)	(100)	(95,905)	(13,115)	(82,790)
FTSE 100 Index	7,250.00	04/17/2020	(4)	(40)	(39,490)	(4,973)	(34,517)
FTSE 100 Index	7,150.00	03/20/2020	(3)	(30)	(24,521)	(4,496)	(20,025)
FTSE 100 Index	7,275.00	03/20/2020	(1)	(10)	(9,642)	(979)	(8,663)
FTSE 100 Index	7,300.00	03/20/2020	(7)	(70)	(69,646)	(5,618)	(64,028)
FTSE 100 Index	7,400.00	03/20/2020	(5)	(50)	(55,966)	(6,119)	(49,847)
FTSE 100 Index	7,425.00	03/20/2020	(6)	(60)	(69,044)	(5,515)	(63,529)
FTSE 100 Index	6,400.00	05/15/2020	(2)	(20)	(8,116)	(7,958)	(158)
FTSE 100 Index	7,150.00	05/15/2020	(1)	(10)	(9,417)	(1,620)	(7,797)
Nikkei 225 Index	22,375.00	04/10/2020	(3)	(3,000)	(53,959)	(6,561)	(47,398)
Nikkei 225 Index	22,500.00	04/10/2020	(2)	(2,000)	(35,231)	(11,134)	(24,097)
Nikkei 225 Index	22,625.00	04/10/2020	(2)	(2,000)	(39,125)	(7,356)	(31,769)
Nikkei 225 Index	23,125.00	04/10/2020	(4)	(4,000)	(91,971)	(15,647)	(76,324)
Nikkei 225 Index	23,250.00	04/10/2020	(1)	(1,000)	(24,198)	(4,041)	(20,157)
Nikkei 225 Index	22,500.00	03/13/2020	(3)	(3,000)	(43,111)	(5,183)	(37,928)
Nikkei 225 Index	22,750.00	03/13/2020	(2)	(2,000)	(33,006)	(9,478)	(23,528)
Nikkei 225 Index	23,250.00	03/13/2020	(4)	(4,000)	(85,296)	(18,941)	(66,355)
Nikkei 225 Index	23,375.00	03/13/2020	(3)	(3,000)	(64,528)	(7,080)	(57,448)
Nikkei 225 Index	23,500.00	03/13/2020	(3)	(3,000)	(68,144)	(9,230)	(58,914)
Nikkei 225 Index	22,500.00	05/08/2020	(2)	(2,000)	(38,383)	(8,536)	(29,847)
S&P 500 Index	2,990.00	04/30/2020	(4)	(400)	(61,480)	(21,012)	(40,468)
S&P 500 Index	3,195.00	04/30/2020	(1)	(100)	(25,845)	(4,790)	(21,055)
S&P 500 Index	3,265.00	04/30/2020	(2)	(200)	(61,920)	(9,288)	(52,632)
S&P 500 Index	3,285.00	04/30/2020	(3)	(300)	(98,610)	(12,870)	(85,740)
S&P 500 Index	2,830.00	03/31/2020	(12)	(1,200)	(96,600)	(139,760)	43,160
S&P 500 Index	2,835.00	03/31/2020	(12)	(1,200)	(98,219)	(144,267)	46,048
S&P 500 Index	2,840.00	03/31/2020	(12)	(1,200)	(102,300)	(142,928)	40,628
S&P 500 Index	2,845.00	03/31/2020	(12)	(1,200)	(101,580)	(147,029)	45,449
S&P 500 Index	2,850.00	03/31/2020	(12)	(1,200)	(105,540)	(146,741)	41,201
S&P 500 Index	3,015.00	03/31/2020	(1)	(100)	(14,380)	(3,850)	(10,530)
S&P 500 Index	3,020.00	03/25/2020	(15)	(1,500)	(210,975)	(57,167)	(153,808)
S&P 500 Index	3,140.00	03/31/2020	(1)	(100)	(20,820)	(4,534)	(16,286)
S&P 500 Index	3,180.00	03/31/2020	(4)	(400)	(93,840)	(18,120)	(75,720)
S&P 500 Index	3,200.00	03/31/2020	(2)	(200)	(49,910)	(8,760)	(41,150)
S&P 500 Index	3,210.00	03/31/2020	(4)	(400)	(102,420)	(14,360)	(88,060)
S&P 500 Index	3,235.00	03/04/2020	(14)	(1,400)	(373,590)	(34,175)	(339,415)
S&P 500 Index	3,240.00	03/31/2020	(3)	(300)	(84,134)	(12,359)	(71,775)
S&P 500 Index	3,285.00	03/31/2020	(3)	(300)	(95,790)	(10,140)	(85,650)
S&P 500 Index	3,300.00	03/11/2020	(14)	(1,400)	(463,400)	(44,334)	(419,066)
S&P 500 Index	3,305.00	03/31/2020	(2)	(200)	(68,040)	(5,934)	(62,106)
S&P 500 Index	3,315.00	03/18/2020	(14)	(1,400)	(490,280)	(32,327)	(457,953)
			(406)	$(46,000)	$(4,526,822)	$(1,311,928)	$(3,214,894)

TOTAL			(810)	$(92,970)	$(4,835,732)	$(1,871,278)	$(2,964,454)

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Eurodollar Futures	97.00	06/14/2021	462	$1,155,000	$2,564,102	$1,037,297	$1,526,805
Eurodollar Futures	97.00	03/15/2021	473	1,182,500	2,607,413	1,045,235	1,562,178
Eurodollar Futures	97.00	09/13/2021	453	1,132,500	2,519,812	1,129,087	1,390,725
Eurodollar Futures	98.00	03/15/2021	260	650,000	783,250	221,603	561,647
Eurodollar Futures	98.25	09/13/2021	2,604	6,510,000	6,461,175	3,112,629	3,348,546
Eurodollar Futures	97.75	12/14/2020	218	545,000	733,025	371,106	361,919
Eurodollar Futures	97.88	03/15/2021	470	1,175,000	1,562,750	734,428	828,322
Eurodollar Futures	97.88	09/13/2021	446	1,115,000	1,510,825	748,085	762,740
Eurodollar Futures	97.88	06/14/2021	457	1,142,500	1,536,663	743,473	793,190
Eurodollar Futures	97.88	03/14/2022	345	862,500	1,132,031	595,925	536,106
Eurodollar Futures	98.25	03/15/2021	3,051	7,627,500	7,322,399	3,532,291	3,790,108
Eurodollar Futures	98.50	06/15/2020	312	780,000	376,350	156,724	219,626
Eurodollar Futures	98.00	09/14/2020	93	232,500	252,263	137,391	114,872
Eurodollar Futures	98.00	12/14/2020	574	1,435,000	1,571,325	1,120,569	450,756
Eurodollar Futures	98.50	12/13/2021	1,570	3,925,000	3,032,062	1,552,667	1,479,395
Eurodollar Futures	98.13	12/13/2021	47	117,500	129,250	78,247	51,003
Eurodollar Futures	98.25	06/14/2021	2,668	6,670,000	6,536,599	3,271,490	3,265,109
Eurodollar Futures	97.88	12/13/2021	312	780,000	1,043,250	523,324	519,926
Eurodollar Futures	98.50	03/16/2020	476	1,190,000	196,350	161,754	34,596
Eurodollar Futures	97.50	12/14/2020	335	837,500	1,335,812	372,982	962,830
Eurodollar Futures	97.50	09/14/2020	377	942,500	1,493,863	449,883	1,043,980

TOTAL			16,003	$40,007,500	$44,700,569	$21,096,190	$23,604,379

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
SPX Index	MS & Co. Int. PLC	3,196.47	03/18/2020	8,771	$8,771	$61,397	$61,397	$—
Written option contracts
Calls
SPX Index	MS & Co. Int. PLC	3,078.30	03/18/2020	(8,771)	(8,771)	(385,310)	(385,310)	—

TOTAL				—	$—	$(323,913)	$(323,913)	$—

Abbreviations:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

Assets:

Investments of unaffiliated issuers, at value (cost $989,488,486)	$1,071,585,988

Investments of affiliated issuers, at value (cost $88,700,252)	87,289,636

Purchased options (premium paid $21,157,587)	44,761,966

Cash	17,828,145

Foreign currencies, at value (cost $731,804)	750,180

Unrealized gain on forward foreign currency exchange contracts	3,519,001

Receivables:

Fund shares sold	36,740,000

Collateral on certain derivative contracts(a)	22,036,441

Investments sold	1,357,531

Dividends	364,950

Foreign tax reclaims	124,415

Reimbursement from investment adviser	16,843

Other assets	21,118

Total assets	1,286,396,214

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	952,977

Variation margin on futures	1,520,859

Written options (premium received $2,256,588)	5,221,042

Payables:

Investments purchased	2,550,275

Fund shares redeemed	1,450,000

Transfer Agency fees	21,461

Accrued expenses	231,324

Total liabilities	11,947,938

Net Assets:

Paid-in capital	1,191,445,377

Total distributable earnings	83,002,899

NET ASSETS	$1,274,448,276

Shares Outstanding $0.001 par value (unlimited number of shares authorized):	109,684,263

Institutional	$11.62

(a)	Includes amount segregated for initial margin and/or collateral on futures contracts, option contracts and forward foreign currency exchange contracts of $1,415,609, $18,790,832 and $1,830,000, respectively.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Statement of Operations

For the Six Months Ended February 29, 2020 (Unaudited)

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $49,483)	$13,553,986

Dividends — affiliated issuers	943,450

Interest	10,054

Securities lending income —unaffiliated issuers	1,057

Total investment income	14,508,547

Expenses:

Management fees	1,874,979

Transfer Agency fees	124,999

Custody, accounting and administrative services	101,832

Professional fees	48,296

Printing and mailing costs	16,284

Registration fees	13,258

Trustee fees	7,994

Shareholder meeting expense	4,815

Prime Broker Fees	2,994

Other	15,265

Total expenses	2,210,716

Less — expense reductions	(1,966,580)

Net expenses	244,136

NET INVESTMENT INCOME	14,264,411

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(228,240)

Purchased options	894,438

Futures contracts	11,958,963

Written options	(647,127)

Forward foreign currency exchange contracts	3,157,492

Foreign currency transactions	14,160

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(6,154,765)

Investments — affiliated issuers	(74,720)

Purchased options	10,636,695

Futures contracts	(13,698,186)

Written options	(2,964,454)

Forward foreign currency exchange contracts	(2,208,830)

Foreign currency translation	13,177

Net realized and unrealized gain	698,603

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,963,014

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:

Net investment income	$14,264,411	$29,018,949

Net realized gain	15,149,686	3,319,800

Net change in unrealized gain (loss)	(14,451,083)	3,788,919

Net increase in net assets resulting from operations	14,963,014	36,127,668

Distributions to shareholders:
From distributable earnings:	(47,547,059)	(39,877,290)

From share transactions:
Proceeds from sales of shares	184,612,800	533,870,001
Reinvestment of distributions	47,547,059	39,877,290
Cost of shares redeemed	(76,505,658)	(602,895,935)
Net increase (decrease) in net assets resulting from share transactions	155,654,201	(29,148,644)
TOTAL INCREASE (DECREASE)	123,070,156	(32,898,266)

Net assets:
Beginning of period	1,151,378,120	1,184,276,386
End of period	$1,274,448,276	$1,151,378,120

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Year Ended October 31, 2016	Period Ended October 31, 2015(a)
			2019	2018
Per Share Data

Net asset value, beginning of period	$11.86		$12.23	$11.33	$9.84		$9.68	$10.00

Net investment income(b)	0.14		0.29	0.25	0.15		0.18	0.05

Net realized and unrealized gain (loss)	0.11		(0.25)	1.00	1.54		0.11	(0.37)

Total from investment operations	0.25		0.04	1.25	1.69		0.29	(0.32)

Distributions to shareholders from net investment income	(0.38)		(0.29)	(0.14)	(0.20)		(0.11)	—

Distributions to shareholders from net realized gains	(0.11)		(0.12)	(0.21)	—		(0.02)	—

Total distributions	(0.49)		(0.41)	(0.35)	(0.20)		(0.13)	—

Net asset value, end of period	$11.62		$11.86	$12.23	$11.33		$9.84	$9.68

Total return(c)	1.81%		0.78%	11.18%	17.43%		3.08%	(3.20)%

Net assets, end of period (in 000s)	$1,274,448		$1,151,378	$1,184,276	$442,071		$144,246	$136,984

Ratio of net expenses to average net assets(d)	0.04	%(e)	0.05%	0.07%	0.10	%(e)	0.17%	0.37	%(e)

Ratio of total expenses to average net assets(d)	0.35	%(e)	0.37%	0.39%	0.42	%(e)	0.48%	0.68	%(e)

Ratio of net investment income to average net assets	2.28	%(e)	2.49%	2.07%	1.71	%(e)	1.90%	1.04	%(e)

Portfolio turnover rate(f)	4%		56%	18%	44%		37%	—	%(g)

*	The Fund changed its fiscal year end from October 31 to August 31.
(a)	Commenced operations April 30, 2015.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Fund in which the Portfolio invests.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
(g)	Portfolio Turnover rounds to less than 0.5%.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Notes to Financial Statements

February 29, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Goldman Sachs Global Managed Beta Fund (the “Fund”) is a diversified fund that currently offers one class of shares — Institutional Shares. Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign

26

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments —The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

27

GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When the Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit default swap contracts.

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GOLDMAN SACHS GLOBAL MANAGED BETA FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Upon the purchase of a call option or a put option by the Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy— The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of February 29, 2020:

GLOBAL MANAGED BETA

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$556,077	$14,830,706	$—

Australia and Oceania	—	3,904,055	—

Europe	3,250,236	32,363,156	—

North America	101,537,167	—	—

Exchange Traded Funds	932,968,302	—	—

Investment Company	69,465,925	—	—

Total	$1,107,777,707	$51,097,917	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(b)	$—	$3,519,001	$—

Options Purchased	44,700,569	61,397	—

Total	$44,700,569	$3,580,398	$—

Liabilities

Forward Foreign Currency Exchange Contracts(b)	$—	$(952,977)	$—

Futures Contracts(b)	(15,546,373)	—	—

Written option contracts	(4,835,732)	(385,310)	—

Total	$(20,382,105)	$(1,338,287)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

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GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 29, 2020. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Risk	Statement of Assets and Liabilities	Assets	Statement of Assets and Liabilities	Liabilities
Interest	Purchased options, at value	$44,700,569	—	$—
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	3,519,001	Payable for unrealized loss on forward foreign currency exchange contracts	(952,977)
Equity	Purchased options, at value	61,397	Variation margin on future contracts; Written options, at value	(20,767,415)	(a)
Total		$48,280,967		$(21,720,392)

(a)	Represents unrealized gain (loss) on futures contracts described in the Additional Investment Information section of the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table sets forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended February 29, 2020. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Risk	Statement of Operations	Net Realized Gain	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest	Net realized gain on futures contracts and purchased option contracts/ Net change in unrealized gain on purchased option contracts	$2,427,688	$10,509,752	20
Currency	Net realized gain on forward foreign currency exchange contracts/Net change in unrealized (loss) on forward foreign currency exchange contracts	3,157,492	(2,208,830)	21
Equity	Net realized gain (loss) on futures contracts, purchased option contracts and written option contracts/ Net change in unrealized gain (loss) on futures contracts, purchased option contracts and written option contracts	9,778,586	(16,535,697)	1,819
Total		$15,363,766	$(8,234,775)	1,860

(a)	Average number of contracts is based on the average of month end balances for the six months ended February 29, 2020.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of 0.30% of the Fund’s average daily net assets.

GSAM has agreed to waive all management fees payable by the Fund, except those management fees it earns from the Fund’s investment of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Government Fund (the “Government Money Market Fund”). This arrangement will remain in effect through at least December 27, 2020, and prior to such date GSAM may not terminate this arrangement without the approval of the Trustees. For the six months ended February 29, 2020, GSAM waived $1,874,979 of the Fund’s management fees.

B.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rate of 0.02% of the average daily net assets of Institutional Shares.

C.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Fund is 0.204%. For the six months ended February 29, 2020, the Fund did not have any other expense reimbursements from GSAM.

The Fund invests in Institutional Shares of the Government Money Market Fund and the shares of the Goldman Sachs ActiveBeta Emerging Markets Equity ETF Fund, which are affiliated Underlying Funds. GSAM has agreed to reduce or limit “Other Expenses” in an amount equal to the management fee it earns as an investment adviser to any of the affiliated funds in which the Fund invests. For the six months ended February 29, 2020, GSAM waived $91,601 of the Fund’s management fee.

These Other Expense limitations will remain in place through at least December 27, 2020, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

D.  Line of Credit Facility — As of February 29, 2020, the Fund participated in a $580,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended February 29, 2020, the Fund did not have any borrowings under the facility.

E.  Other Transactions with Affiliates — The following table provides information about the Fund’s investments in the Underlying Funds as of and for the six months ended February 29, 2020.

Underlying Funds	Beginning Value as of August 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Gain/(Loss)	Ending Value as of February 29, 2020	Shares as of February 29, 2020	Dividend Income
Goldman Sachs Financial Square Government Fund — Institutional Shares	$39,944,386	$213,286,287	$183,764,748	$—	$69,465,925	$69,465,925	$558,749
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	17,898,431	—	—	(74,720)	17,823,711	574,773	384,701

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 29, 2020, were $100,271,545 and $40,670,896 respectively.

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GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

7. SECURITIES LENDING

The Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Fund’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 29, 2020, are disclosed as “Payable upon return of securities loaned” on the Statement of Assets and Liabilities, where applicable.

Both the Fund and BNYM received compensation relating to the lending of the Fund’s securities. The amounts earned, if any, by the Fund for the six months ended February 29, 2020, are reported under Investment Income on the Statement of Operations.

The following table provides information about the Fund’s investments in the Government Money Market Fund for the six months ended February 29, 2020:

Beginning value as of August 31, 2019	Purchases at Cost	Proceeds from Sales	Ending value as of February 29, 2020
$—	$26,339,324	$(26,339,324)	$—

8. TAX INFORMATION

As of the Fund’s most recent fiscal year ended August 31, 2019, the Fund’s certain timing differences on a tax basis were as follows:

Timing differences (Straddle Loss Deferral)	$(134,097)

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GOLDMAN SACHS GLOBAL MANAGED BETA FUND

8. TAX INFORMATION (continued)

As of February 29, 2020, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,101,685,182
Gross unrealized gain	128,552,027
Gross unrealized loss	(71,361,585)
Net unrealized gains (losses)	$57,190,442

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures and options contracts, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of underlying fund investments, partnership investments, and passive foreign investment company investments.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

Derivatives Risk — The Fund’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If the Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

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Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

9. OTHER RISKS (continued)

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including ETFs, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Sector Risk — To the extent the Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

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11. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date other than above have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	15,001,027	$184,612,800	47,237,176	$533,870,001
Reinvestment of distributions	3,777,435	47,547,059	3,834,358	39,877,290
Shares redeemed	(6,165,365)	(76,505,658)	(50,869,984)	(602,895,935)

NET INCREASE (DECREASE)	12,613,097	155,654,201	201,550	(29,148,644)

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Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting (the “Meeting”) of the Goldman Sachs Trust (“GST”) was held on January 23, 2020 to consider and act upon the proposals below. The Fund will amortize its respective share of the proxy, shareholder meeting and other related costs and GSAM has agreed to reimburse the Fund to the extent such expenses exceed a specified percentage of the Fund’s net assets.

At the Meeting, Dwight L. Bush, Kathryn A. Cassidy, Joaquin Delgado and Gregory G. Weaver were elected to the Trust’s Board of Trustees. In electing trustees, the Trust’s shareholders voted as follows:

Proposal 1. Election of Trustees	For	Against	Withheld	Broker Non-Votes

Dwight L. Bush	94,278,961,728.065	0	349,026,343.365	0

Kathryn A. Cassidy	94,310,850,789.164	0	317,137,282.266	0

Joaquin Delgado	94,282,646,444.727	0	345,341,626.703	0

Gregory G. Weaver	94,306,589,873.348	0	321,398,198.082	0

At the Meeting, the shareholders of the Goldman Sachs Large Cap Growth Insights Fund approved a change to the Fund’s sub-classification under the Act from “diversified” to “non-diversified”. The Trust’s shareholders voted as follows:

Proposal 2.

To approve a change to the Fund’s sub-classification under
the Investment Company Act of 1940 from “diversified” to
“non-diversified” and to eliminate a related fundamental
investment restriction.

	For	Against	Abstained	Broker Non-Votes

Large Cap Growth Insights Fund	23,785,792.632	250,521.921	196,802.993	9,592,467.322

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GOLDMAN SACHS GLOBAL MANAGED BETA FUND

Liquidity Risk Management Program

The Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage the Fund’s liquidity risk, i.e., the risk that the Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, the Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 11-12, 2020, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; and (2) an assessment of the methodologies used to classify investments into one of four liquidity categories. The report concluded that the Program was reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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Fund Expenses — Six Month Period Ended February 29, 2020 (Unaudited)

As a shareholder of Institutional Shares of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2019 through February 29, 2020, which represents a period of 182 days out of a 366 day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Share Class	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/20*
Institutional
Actual	$1,000.00	$1,018.10		$0.20
Hypothetical 5% return	1,000.00	1,024.66	+	0.20

*	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios (excluding proxy fee which is not annualized) and an assumed rate of return of 5% per year before expenses.

+	Expenses are calculated using the Fund’s annualized net expense ratio (excluding proxy fee which is not annualized) for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period was 0.04%.

38

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.69 trillion in assets under supervision as of December 31, 2019, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[4]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[5]
∎	ESG Emerging Markets Equity Fund

Select Satellite

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[6]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business of November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[5]	Effective after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
[6]	Effective December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed to the Goldman Sachs Target Date Retirement Portfolio.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission (’’SEC’’) web site at http://www.sec.gov.

The website links provided are for your convenience only and are not an endorsement or recommendation by GSAM of any of these websites or the products or services offered. GSAM is not responsible for the accuracy and validity of the content of these websites.

The Fund will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550 (for Institutional Shareholders).

Fund holdings and allocations shown are as of February 29, 2020 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Diversification does not protect an investor from market risk and does not ensure a profit.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

© 2020 Goldman Sachs. All rights reserved. 200061-OTU-1180679MGDBETASAR-20

Goldman Sachs Funds

Semi-Annual Report	February 29, 2020

Global Tax-Aware Equity Portfolios
Enhanced Dividend Global Equity Portfolio
Tax-Advantaged Global Equity Portfolio

It is our intention that beginning on January 1, 2021, paper copies of the Portfolios’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Portfolio or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Portfolio electronically by calling the applicable toll-free number below or by contacting your financial intermediary.
You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Portfolio directly with the Portfolio’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Class R6 and Class P shareholders or 800-526-7384 for all other shareholders. If you hold shares of a Portfolio through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Portfolios’ transfer agent if you invest directly with the transfer agent.

Goldman Sachs Global Tax-Aware Equity Portfolios

∎	ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

∎	TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Recent Market Events related to COVID-19

While this semi-annual report covers the six month period ended February 29, 2020, we want to describe some more recent events through the end of April.

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. A Portfolio could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events or actions. The full extent of the impact of COVID-19 on the Portfolios’ performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Portfolio shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

i

FUND BASICS

Enhanced Dividend Global Equity Portfolio

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Portfolio Total Return (based on NAV)[1]	EDGE Composite Index[2]	Bloomberg Barclays U.S. Aggregate Bond Index[3]	Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) Investable Market Index (IMI) (“MSCI ACWI IMI”) (Net, USD, Unhedged)[4]
Class A	-1.21%	1.23%	3.39%	0.87%
Institutional	-0.99	1.23	3.39	0.87
Class P	-0.98	1.23	3.39	0.87
Class R6	-0.90	1.23	3.39	0.87

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance reflects the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The EDGE Composite Index (“EDGE Composite”) is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range.

The EDGE Composite is comprised of MSCI ACWI IMI (90%) and the Bloomberg Barclays U.S. Aggregate Bond Index (10%). The EDGE Composite figures do not reflect any deduction for fees, expenses or taxes.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment grade corporate bonds and mortgage backed and asset-backed securities.

[4]	The MSCI ACWI IMI captures large, mid and small cap representation across 23 developed markets and 26 emerging markets. With 8,993 constituents, the MSCI ACWI IMI is comprehensive, covering approximately 99% of the global equity investment opportunity set. As of February 29, 2020, the 23 developed markets in the MSCI ACWI IMI include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K. and the U.S. The 26 emerging markets include Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

1

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[1,2]

Percentage of Net Assets

[1]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets of the Portfolio. Figures in the graph above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities. The above graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[2]	Represents affiliated funds.

For more information about the Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about the Portfolio’s investment strategies, holdings, and performance.

2

FUND BASICS

Tax-Advantaged Global Equity Portfolio

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Portfolio Total Return (based on NAV)[1]	TAG Composite Index[2]	Bloomberg Barclays U.S. Aggregate Bond Index[3]	Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) Investable Market Index (IMI) (“MSCI ACWI IMI”) (Net, USD, Unhedged)[4]
Class A	-0.29%	1.23%	3.39%	0.87%
Institutional	-0.12	1.23	3.39	0.87
Class P	-0.11	1.23	3.39	0.87
Class R6	-0.12	1.23	3.39	0.87

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance reflects the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The TAG Composite Index (“TAG Composite”) is a composite representation prepared by the investment adviser of the performance of the Portfolio’s asset classes weighted according to their respective weightings in the Portfolio’s target range.

The TAG Composite is comprised of the MSCI ACWI IMI (90%) and the Bloomberg Barclays U.S. Aggregate Bond Index (10%). The TAG Composite figures do not reflect any deduction for fees, expenses or taxes.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment grade corporate bonds and mortgage-backed and asset-backed securities.

[4]	The MSCI ACWI IMI captures large, mid and small cap representation across 23 developed markets and 26 emerging markets. With 8,993 constituents, the MSCI ACWI IMI is comprehensive, covering approximately 99% of the global equity investment opportunity set. As of February 29, 2020, the 23 developed markets in the MSCI ACWI IMI include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the U.K. and the U.S. The 26 emerging markets include Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

3

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[1,2]

Percentage of Net Assets

[1]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each Underlying Fund reflects the value of that Underlying Fund as a percentage of net assets of the Portfolio. Figures in the graph above may not sum to 100% due to rounding and/or exclusion of other assets and liabilities. The above graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

[2]	Represents affiliated funds.

For more information about the Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about the Portfolio’s investment strategies, holdings, and performance.

4

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 98.8%
Equity – 98.8%
19,969,164	Goldman Sachs US Equity Dividend and Premium Fund	$245,221,335
18,526,022	Goldman Sachs International Equity Dividend and Premium Fund	119,307,584
6,349,402	Goldman Sachs Tactical Tilt Overlay Fund	60,001,847
1,733,023	Goldman Sachs Small Cap Equity Insights Fund	41,817,850
3,274,348	Goldman Sachs Emerging Markets Equity Insights Fund	29,076,206
1,880,267	Goldman Sachs International Small Cap Insights Fund	19,968,440
1,149,210	Goldman Sachs Global Infrastructure Fund	13,710,077
1,289,205	Goldman Sachs Global Real Estate Securities Fund	13,240,139
2,411,086	Goldman Sachs MLP Energy Infrastructure Fund	11,211,549

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES)
(Cost $483,943,788)		$553,555,027

Shares	Dividend Rate	Value

Investment Company(a) – 1.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares

6,244,671	1.507%	$6,244,671
(Cost $6,244,671)

TOTAL INVESTMENTS – 99.9%
(Cost $490,188,459)		$559,799,698

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		286,776

NET ASSETS – 100.0%		$560,086,474

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
USD	—United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 29, 2020, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley Co., Inc.	USD	5,330,349	AUD	7,769,962	03/18/2020	$266,652
	USD	24,941,205	EUR	22,324,225	03/18/2020	272,557
	USD	13,583,328	GBP	10,329,415	03/18/2020	333,657

TOTAL						$872,866

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc.	GBP	380,000	USD	499,588	03/18/2020	$(12,157)
	USD	7,088,806	CHF	6,950,844	03/18/2020	(123,618)
	USD	19,152,056	JPY	2,070,272,100	03/18/2020	(58,278)

TOTAL						$(194,053)

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At February 29, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:

S&P 500 E-Mini Index	39	03/20/2020	$5,754,645	$(436,773)

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 98.6%
Equity – 98.6%
59,589,741	Goldman Sachs US Tax-Managed Equity Fund	$1,409,893,266
63,148,842	Goldman Sachs International Tax-Managed Equity Fund	592,967,630
31,249,428	Goldman Sachs Tactical Tilt Overlay Fund	295,307,091
16,101,203	Goldman Sachs Emerging Markets Equity Insights Fund	142,978,685
9,229,152	Goldman Sachs International Small Cap Insights Fund	98,013,597
5,648,915	Goldman Sachs Global Infrastructure Fund	67,391,553
6,337,374	Goldman Sachs Global Real Estate Securities Fund	65,084,827
11,868,861	Goldman Sachs MLP Energy Infrastructure Fund	55,190,203

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES)
(Cost $2,102,759,492)		$2,726,826,852

Shares	Dividend Rate	Value

Investment Company(a) – 1.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
27,117,308	1.507%	$27,117,308
(Cost $27,117,308)

TOTAL INVESTMENTS – 99.6%
(Cost $2,129,876,800)		$2,753,944,160

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		10,155,504

NET ASSETS – 100.0%		$2,764,099,664

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	—Australian Dollar
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound
JPY	—Japanese Yen
USD	—United States Dollar

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 29, 2020, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
Morgan Stanley Co., Inc.	USD	25,008,704	AUD	36,454,774	03/18/2020	$1,251,064
	USD	120,990,759	EUR	108,283,958	03/18/2020	1,335,149
	USD	61,544,206	GBP	46,801,169	03/18/2020	1,511,757

TOTAL						$4,097,970

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
Morgan Stanley Co., Inc.	USD	35,401,241	CHF	34,672,984	03/18/2020	$(576,589)
	USD	93,110,541	JPY	10,065,154,282	03/18/2020	(285,384)

TOTAL						$(861,973)

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At February 29, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:

S&P 500 E-Mini Index	195	03/20/2020	$28,773,225	$(2,183,864)

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio
Assets:
Investments in affiliated Underlying Funds, at value (cost $490,188,459 and $2,129,876,800)	$559,799,698	$2,753,944,160
Cash	598,396	6,851,059
Foreign currencies, at value (cost $0 and $121,245)	—	127,377
Receivables:
Portfolio shares sold	2,219,482	12,131,819
Collateral on certain derivative contracts(a)	293,140	1,425,700
Investments sold	219,422	473,565
Reimbursement from investment adviser	18,908	16,820
Dividends	7,772	39,730
Foreign tax reclaims	—	7,491
Unrealized gain on forward foreign currency exchange contracts	872,866	4,097,970
Other assets	37,839	45,052
Total assets	564,067,523	2,779,160,743

Liabilities:
Unrealized loss on forward foreign currency exchange contracts	194,053	861,973
Variation margin on futures	11,307	56,547
Payables:
Portfolio shares redeemed	2,307,140	7,114,657
Collateral on certain derivative contracts(a)	1,270,000	6,510,000
Management fees	38,703	191,336
Distribution and Service fees and Transfer Agency fees	16,972	72,252
Accrued expenses	142,874	254,314
Total liabilities	3,981,049	15,061,079

Net Assets:
Paid-in capital	502,696,500	2,200,178,852
Total distributable earnings (loss)	57,389,974	563,920,812
NET ASSETS	$560,086,474	$2,764,099,664
Net Assets:
Class A	$6,541,024	$422,142
Institutional	22,142,396	40,770,827
Class P	531,392,968	2,722,896,634
Class R6	10,086	10,061
Total Net Assets	$560,086,474	$2,764,099,664
Shares outstanding $0.001 par value (unlimited shares authorized):
Class A	596,735	27,700
Institutional	1,997,153	2,658,073
Class P	48,047,371	179,871,538
Class R6	911	665
Net asset value, offering and redemption price per share:(b)
Class A	$10.96	$15.24
Institutional	11.09	15.34
Class P	11.06	15.14
Class R6	11.07	15.14	(c)

(a)	Segregated for initial margin and/or collateral on transactions as follows:

Portfolio	Forwards	Futures
Enhanced Dividend Global Equity	$(1,270,000)	$293,140

Tax-Advantaged Global Equity	(6,510,000)	1,425,700

(b)	Maximum public offering price per share for Class A Shares of the Enhanced Dividend Global Equity and Tax-Advantaged Global Equity Portfolios is $11.60 and $16.13, respectively.
(c)	Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Operations

For the Six Months Ended February 29, 2020 (Unaudited)

	Enhanced Dividend Global Equity Portfolio	Tax-Advantaged Global Equity Portfolio
Investment income:

Dividends from affiliated Underlying Funds	$7,585,840	$39,390,828

Expenses:

Management fees	464,058	2,195,905

Transfer Agency fees(a)	99,573	441,731

Professional fees	46,059	46,826

Custody, accounting and administrative services	45,626	132,076

Registration fees	36,355	43,947

Printing and mailing costs	18,163	29,612

Distribution and Service fees — Class A Shares	9,836	569

Trustee fees	7,910	9,589

Shareholder Meeting Expense	7,497	10,779

Other	9,769	33,503

Total expenses	744,846	2,944,537

Less — expense reductions	(344,562)	(1,139,884)

Net expenses	400,284	1,804,653

NET INVESTMENT INCOME	7,185,556	37,586,175

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments in affiliated Underlying Funds	1,922,976	1,361,349

Investments — unaffiliated issuers	—	(79,662)

Futures contracts	594,321	2,678,323

Forward foreign currency exchange contracts	873,877	4,064,705

Foreign currency transactions	—	(40)

Capital gain distributions from affiliated Underlying Funds	13,333,256	1,699,609

Net change in unrealized loss on:

Investments in affiliated Underlying Funds	(25,676,051)	(43,698,899)

Futures contracts	(502,350)	(2,474,490)

Forward foreign currency exchange contracts	(637,234)	(2,834,556)

Foreign currency translation	—	(1,729)

Net realized and unrealized loss	(10,091,205)	(39,285,390)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,905,649)	$(1,699,215)

(a)	Class specific Transfer Agency fees were as follows:

	Transfer Agency Fees
Portfolio	Class A	Institutional	Class P	Class R6
Enhanced Dividend Global Equity	$6,689	$5,013	$87,869	$2
Tax-Advantaged Global Equity	387	8,937	432,405	2

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Statements of Changes in Net Assets

	Enhanced Dividend Global Equity Portfolio		Tax-Advantaged Global Equity Portfolio
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:

Net investment income	$7,185,556	$12,512,086	$37,586,175	$33,182,643

Net realized gain	16,724,430	17,759,228	9,724,284	757,486

Net change in unrealized loss	(26,815,635)	(42,228,659)	(49,009,674)	(165,922,972)
Net decrease in net assets resulting from operations	(2,905,649)	(11,957,345)	(1,699,215)	(131,982,843)

Distributions to shareholders:

From distributable earnings:

Class A Shares	(283,269)	(511,526)	(4,637)	(8,664)

Institutional Shares	(951,389)	(1,592,746)	(648,419)	(376,203)

Class P Shares	(22,185,583)	(32,045,647)	(42,914,283)	(51,683,171)

Class R6 Shares	(405)	(537)	(158)	(191)
Total distributions to shareholders	(23,420,646)	(34,150,456)	(43,567,497)	(52,068,229)

From share transactions:

Proceeds from sales of shares	20,210,115	66,308,825	168,119,543	408,860,511

Reinvestment of distributions	23,048,155	33,638,454	43,449,706	52,065,951

Cost of shares redeemed	(64,531,787)	(126,805,393)	(189,616,527)	(350,118,999)

Net increase (decrease) in net assets resulting from share transactions	(21,273,517)	(26,858,114)	21,952,722	110,807,463

TOTAL DECREASE	(47,599,812)	(72,965,915)	(23,313,990)	(73,243,609)

Net Assets:
Beginning of period	607,686,286	680,652,201	2,787,413,654	2,860,657,263

End of period	$560,086,474	$607,686,286	$2,764,099,664	$2,787,413,654

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Dividend Global Equity Portfolio
	Class A Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$11.50		$12.34	$11.70	$10.68	$10.69	$11.83

Net investment income(a)(b)	0.11		0.19	0.15	0.17	0.11	0.16

Net realized and unrealized gain (loss)	(0.22)		(0.44)	0.88	1.12	0.52	(0.73)

Total from investment operations	(0.11)		(0.25)	1.03	1.29	0.63	(0.57)

Distributions to shareholders from net investment income	(0.16)		(0.27)	(0.25)	(0.20)	(0.31)	(0.21)

Distributions to shareholders from net realized gains	(0.27)		(0.32)	(0.14)	(0.07)	(0.33)	(0.36)

Total distributions	(0.43)		(0.59)	(0.39)	(0.27)	(0.64)	(0.57)

Net asset value, end of period	$10.96		$11.50	$12.34	$11.70	$10.68	$10.69

Total return(c)	(1.21)%		(1.78)%	8.94%	12.25%	6.32%	(4.82)%

Net assets, end of period (in 000s)	$6,541		$8,661	$10,418	$9,289	$4,993	$1,729

Ratio of net expenses to average net assets(d)	0.51	%(e)	0.52%	0.52%	0.53%	0.53%	0.55%

Ratio of total expenses to average net assets(d)	0.63	%(e)	0.65%	0.62%	0.63%	0.64%	0.66%

Ratio of net investment income to average net assets(b)	1.94	%(e)	1.62%	1.21%	1.54%	1.09%	1.40%

Portfolio turnover rate(f)	6%		15%	20%	8%	19%	25%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Dividend Global Equity Portfolio
	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$11.63		$12.48	$11.80	$10.76	$10.76	$11.89

Net investment income(a)(b)	0.14		0.23	0.17	0.22	0.16	0.22

Net realized and unrealized gain (loss)	(0.23)		(0.44)	0.93	1.12	0.51	(0.74)

Total from investment operations	(0.09)		(0.21)	1.10	1.34	0.67	(0.52)

Distributions to shareholders from net investment income	(0.18)		(0.32)	(0.28)	(0.23)	(0.34)	(0.25)

Distributions to shareholders from net realized gains	(0.27)		(0.32)	(0.14)	(0.07)	(0.33)	(0.36)

Total distributions	(0.45)		(0.64)	(0.42)	(0.30)	(0.67)	(0.61)

Net asset value, end of period	$11.09		$11.63	$12.48	$11.80	$10.76	$10.76

Total return(c)	(0.99)%		(1.46)%	9.45%	12.66%	6.67%	(4.29)%

Net assets, end of period (in 000s)	$22,142		$25,244	$33,490	$637,000	$507,845	$424,196

Ratio of net expenses to average net assets(d)	0.13	%(e)	0.13%	0.13%	0.13%	0.13%	0.17%

Ratio of total expenses to average net assets(d)	0.24	%(e)	0.26%	0.23%	0.24%	0.24%	0.26%

Ratio of net investment income to average net assets(b)	2.33	%(e)	2.00%	1.43%	1.93%	1.58%	1.95%

Portfolio turnover rate(f)	6%		15%	20%	8%	19%	25%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Dividend Global Equity Portfolio
	Class P Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	April 17, 2018* to August 31, 2018
Per Share Data

Net asset value, beginning of period	$11.60		$12.45	$12.18

Net investment income(a)(b)	0.14		0.23	0.11

Net realized and unrealized gain (loss)	(0.23)		(0.44)	0.23

Total from investment operations	(0.09)		(0.21)	0.34

Distributions to shareholders from net investment income	(0.18)		(0.32)	(0.07)

Distributions to shareholders from net realized gains	(0.27)		(0.32)	—

Total distributions	(0.45)		(0.64)	(0.07)

Net asset value, end of period	$11.06		$11.60	$12.45

Total return(c)	(0.98)%		(1.45)%	2.80%

Net assets, end of period (in 000s)	$531,393		$573,771	$636,733

Ratio of net expenses to average net assets(d)	0.12	%(e)	0.12%	0.13	%(e)

Ratio of total expenses to average net assets(d)	0.23	%(e)	0.25%	0.25	%(e)

Ratio of net investment income to average net assets(b)	2.33	%(e)	2.02%	2.48	%(e)

Portfolio turnover rate(f)	6%		15%	20%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED DIVIDEND GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Enhanced Dividend Global Equity Portfolio
	Class R6 Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	December 29, 2017* to August 31, 2018
Per Share Data

Net asset value, beginning of period	$11.60		$12.46	$12.17

Net investment income(a)(b)	0.14		0.23	0.10

Net realized and unrealized gain (loss)	(0.22)		(0.45)	0.31

Total from investment operations	(0.08)		(0.22)	0.41

Distributions to shareholders from net investment income	(0.18)		(0.32)	(0.12)

Distributions to shareholders from net realized gains	(0.27)		(0.32)	—

Total distributions	(0.45)		(0.64)	(0.12)

Net asset value, end of period	$11.07		$11.60	$12.46

Total return(c)	(0.90)%		(1.54)%	3.39%

Net assets, end of period (in 000s)	$10		$10	$10

Ratio of net expenses to average net assets(d)	0.11	%(e)	0.12%	0.12	%(e)

Ratio of total expenses to average net assets(d)	0.20	%(e)	0.23%	0.18	%(e)

Ratio of net investment income to average net assets(b)	2.34	%(e)	2.01%	1.27	%(e)

Portfolio turnover rate(f)	6%		15%	20%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tax-Advantaged Global Equity Portfolio
	Class A Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$15.44		$16.51	$14.78	$12.91	$12.58	$13.51

Net investment income(a)(b)	0.17		0.13	0.12	0.11	0.08	0.09

Net realized and unrealized gain (loss)	(0.20)		(0.97)	1.77	1.85	0.52	(0.69)

Total from investment operations	(0.03)		(0.84)	1.89	1.96	0.60	(0.60)

Distributions to shareholders from net investment income	(0.13)		(0.13)	(0.16)	(0.09)	(0.18)	(0.10)

Distributions to shareholders from net realized gains	(0.04)		(0.10)	—	—	(0.09)	(0.23)

Total distributions	(0.17)		(0.23)	(0.16)	(0.09)	(0.27)	(0.33)

Net asset value, end of period	$15.24		$15.44	$16.51	$14.78	$12.91	$12.58

Total return(c)	(0.29)%		(4.96)%	12.81%	15.23%	4.88%	(4.39)%

Net assets, end of period (in 000s)	$422		$447	$658	$615	$591	$543

Ratio of net expenses to average net assets(d)	0.51	%(e)	0.52%	0.52%	0.53%	0.53%	0.56%

Ratio of total expenses to average net assets(d)	0.59	%(e)	0.61%	0.60%	0.61%	0.61%	0.61%

Ratio of net investment income to average net assets(b)	2.13	%(e)	0.81%	0.77%	0.80%	0.64%	0.66%

Portfolio turnover rate(f)	6%		14%	17%	8%	19%	22%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tax-Advantaged Global Equity Portfolio
	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data

Net asset value, beginning of period	$15.58		$16.46	$14.72	$12.86	$12.53	$13.48

Net investment income(a)(b)	0.21		0.20	0.17	0.17	0.11	0.17

Net realized and unrealized gain (loss)	(0.21)		(0.96)	1.78	1.84	0.53	(0.71)

Total from investment operations	—	(c)	(0.76)	1.95	2.01	0.64	(0.54)

Distributions to shareholders from net investment income	(0.20)		(0.02)	(0.21)	(0.15)	(0.22)	(0.18)

Distributions to shareholders from net realized gains	(0.04)		(0.10)	—	—	(0.09)	(0.23)

Total distributions	(0.24)		(0.12)	(0.21)	(0.15)	(0.31)	(0.41)

Net asset value, end of period	$15.34		$15.58	$16.46	$14.72	$12.86	$12.53

Total return(d)	(0.12)%		(4.61)%	13.32%	15.74%	5.22%	(3.96)%

Net assets, end of period (in 000s)	$40,771		$43,565	$62,718	$2,207,827	$1,816,911	$1,701,226

Ratio of net expenses to average net assets(e)	0.13	%(f)	0.13%	0.13%	0.13%	0.13%	0.17%

Ratio of total expenses to average net assets(e)	0.21	%(f)	0.22%	0.21%	0.21%	0.21%	0.21%

Ratio of net investment income to average net assets(b)	2.56	%(f)	1.28%	1.06%	1.26%	0.92%	1.31%

Portfolio turnover rate(g)	6%		14%	17%	8%	19%	22%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tax-Advantaged Global Equity Portfolio
	Class P Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	April 17, 2018* to August 31, 2018
Per Share Data

Net asset value, beginning of period	$15.38		$16.47	$15.84

Net investment income(a)(b)	0.21		0.19	0.01

Net realized and unrealized gain (loss)	(0.20)		(0.98)	0.62

Total from investment operations	0.01		(0.79)	0.63

Distributions to shareholders from net investment income	(0.21)		(0.20)	—

Distributions to shareholders from net realized gains	(0.04)		(0.10)	—

Total distributions	(0.25)		(0.30)	—

Net asset value, end of period	$15.14		$15.38	$16.47

Total return(c)	(0.11)%		(4.60)%	3.98%

Net assets, end of period (in 000s)	$2,722,897		$2,743,392	$2,797,271

Ratio of net expenses to average net assets(d)	0.12	%(e)	0.12%	0.12	%(e)

Ratio of total expenses to average net assets(d)	0.20	%(e)	0.21%	0.20	%(e)

Ratio of net investment income to average net assets(b)	2.57	%(e)	1.21%	0.15	%(e)

Portfolio turnover rate(f)	6%		14%	17%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED GLOBAL EQUITY PORTFOLIO

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tax-Advantaged Global Equity Portfolio
	Class R6 Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	December 29, 2017* to August 31, 2018
Per Share Data

Net asset value, beginning of period	$15.38		$16.46	$15.59

Net investment income (loss)(a)(b)	0.21		0.19	(0.01)

Net realized and unrealized gain (loss)	(0.21)		(0.97)	0.88

Total from investment operations	—	(c)	(0.78)	0.87

Distributions to shareholders from net investment income	(0.20)		(0.20)	—

Distributions to shareholders from net realized gains	(0.04)		(0.10)	—

Total distributions	(0.24)		(0.30)	—

Net asset value, end of period	$15.14		$15.38	$16.46

Total return(d)	(0.12)%		(4.57)%	5.58%

Net assets, end of period (in 000s)	$10		$10	$11

Ratio of net expenses to average net assets(e)	0.11	%(f)	0.12%	0.12	%(f)

Ratio of total expenses to average net assets(e)	0.18	%(f)	0.19%	0.18	%(f)

Ratio of net investment income (loss) to average net assets(b)	2.57	%(f)	1.22%	(0.05	)%(f)

Portfolio turnover rate(g)	6%		14%	17%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(f)	Annualized.
(g)	The portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements

February 29, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Portfolio	Share Classes Offered	Diversified/ Non-diversified
Enhanced Dividend Global Equity and Tax-Advantaged Global Equity	A, Institutional, P and R6	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Institutional, Class P and Class R6 Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolios pursuant to a management agreement (the “Agreement”) with the Trust.

The Portfolios are expected to invest primarily in a combination of domestic and international equity and fixed income underlying funds (“Underlying Funds”) which are registered under the Act, for which GSAM acts as the investment adviser. Additionally, these Portfolios may invest a portion of their assets directly in other securities and instruments, including unaffiliated exchange traded funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Portfolio is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The valuation policy of the Portfolios and Underlying Funds is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. The Goldman Sachs MLP Energy Infrastructure Fund (the “Underlying MLP Fund”) records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. Income distributions are recognized as capital gains or income in the financial statements in accordance with the character that is distributed.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Portfolio are charged to that Portfolio, while such expenses incurred by the Trust are allocated across the applicable Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service and Transfer Agency fees. Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may

20

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

D.  Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Portfolio	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Enhanced Dividend Global Equity	Quarterly	Annually
Tax-Advantaged Global Equity	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Portfolio are maintained in United States (“U.S.”) dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

21

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Investments in the Underlying Funds are valued at the NAV per share on the day of valuation. Because the Portfolios invest primarily in other mutual funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of February 29, 2020:

ENHANCED DIVIDEND GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Equity Funds	$553,555,027	$—	$—

Investment Company	6,244,671	—	—

Total	$559,799,698	$—	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$872,866	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(194,053)	$—

Futures Contracts	(436,773)	—	—

Total	$(436,773)	$(194,053)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

TAX-ADVANTAGED GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Underlying Equity Funds	$2,726,826,852	$—	$—

Investment Company	27,117,308	—	—

Total	$2,753,944,160	$—	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$4,097,970	$—

Liabilities(a)

Forward Foreign Currency Exchange Contracts	$—	$(861,973)	$—

Futures Contracts	(2,183,864)	—	—

Total	$(2,183,864)	$(861,973)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 29, 2020. These instruments were used as part of the Portfolios’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Portfolios’ net exposure:

Enhanced Dividend Global Equity

Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$872,866	Payable for unrealized loss on forward foreign currency exchange contracts	$(194,053)
Equity	—	—	Variation margin on futures contracts	(436,773)	(a)
Total		$872,866		$(630,826)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of February 29, 2020 is reported within the Statements of Assets and Liabilities.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

4. INVESTMENTS IN DERIVATIVES (continued)

Tax-Advantaged Global Equity

Risk	Statements of Assets and Liabilities	Assets	Statements of Assets and Liabilities	Liabilities
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$4,097,970	Payable for unrealized loss on forward foreign currency exchange contracts	$(861,973)
Equity	—	—	Variation margin on futures contracts	(2,183,864)	(a)
Total		$4,097,970		$(3,045,837)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of February 29, 2020 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Portfolios’ gains (losses) related to these derivatives and their indicative volumes for the six months ended February 29, 2020. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Enhanced Dividend Global Equity
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$873,877	$(637,234)	6
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	594,321	(502,350)	41
Total		$1,468,198	$(1,139,584)	47

Tax-Advantaged Global Equity
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	$4,064,705	$(2,834,556)	7
Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	2,678,323	(2,474,490)	195
Total		$6,743,028	$(5,309,046)	202

(a)	Average number of contracts is based on the average of month end balances for the six months ended February 29, 2020.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of 0.15% of each Portfolio’s average daily net assets. GSAM has agreed to waive a portion of its management fee in order to achieve an effective net rate of 0.08% as an annual percentage rate of average daily net assets of each Portfolio through at least December 27, 2020, and prior to such date, GSAM may not terminate the arrangements without the approval of the Trustees.

B.  Distribution and/or Service (12b-1) Plan — The Trust, on behalf of Class A Shares of each Portfolio, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class A Shares of the Portfolios.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge. During the six months ended February 29, 2020, Goldman Sachs retained front-end sales charges of $12 for the Enhanced Dividend Global Equity Portfolio.

D.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.17% of the average daily net assets of Class A Shares; 0.03% of the average daily net assets of Class P and Class R6 Shares; and 0.04% of the average daily net assets of Institutional Shares.

E.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Portfolios (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Portfolios is 0.014%. These Other Expense limitations will remain in place through at least December 27, 2020, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Portfolios have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Portfolios’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended February 29, 2020, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Portfolio	Management Fee Waiver	Other Expense Reimbursement	Custody Fee Credits	Total Expense Reductions
Enhanced Dividend Global Equity	$216,560	$119,491	$8,511	$344,562
Tax-Advantaged Global Equity	1,024,754	77,394	37,736	1,139,884

F.  Line of Credit Facility — As of February 29, 2020, the Portfolios participated in a $580,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended February 29, 2020, the Portfolios did not have any borrowings under the facility.

26

GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G.  Other Transactions with Affiliates — The Portfolios invest primarily in Class R6 Shares of the Underlying Funds. These Underlying Funds are considered to be affiliated with the Portfolios. The tables below show the transactions in and earnings from investments in these Underlying Funds for the six months ended February 29, 2020:

Enhanced Dividend Global Equity
Underlying Funds	Beginning Value as of August 31, 2019	Purchases at Cost	Proceeds from Sales	Return of Capital on Dividends	Net Realized Gain/(Loss) from Affiliated Investment Companies	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of February 29, 2020	Shares as of February 29, 2020	Dividend Income from Affiliated Investment Companies		Capital Gain Distributions from Affiliated Investment Companies
Goldman Sachs Emerging Markets Equity Insights Fund	$29,926,160	$3,379,816	$(4,194,060)	$—	$173,906	$(209,616)	$29,076,206	3,274,348	$671,746		$—
Goldman Sachs Financial Square Government Fund (Institutional Shares)	6,831,783	41,375,721	(41,962,833)	—	—	—	6,244,671	6,244,671	43,813		—
Goldman Sachs Global Infrastructure Fund	14,736,184	587,532	(1,623,485)	(12,394)	116,106	(93,866)	13,710,077	1,149,210	109,260		—
Goldman Sachs Global Real Estate Securities Fund	14,581,773	1,822,668	(1,593,485)	—	90,546	(1,661,363)	13,240,139	1,289,205	615,539		361,250
Goldman Sachs International Equity Dividend and Premium Fund	129,311,289	4,487,689	(11,863,517)	—	(3,435)	(2,624,442)	119,307,584	18,526,022	1,347,916		—
Goldman Sachs International Small Cap Insights Fund	21,686,314	1,005,993	(1,856,268)	—	111,012	(978,611)	19,968,440	1,880,267	779,260		—
Goldman Sachs MLP Energy Infrastructure Fund	13,520,695	2,389,749	(1,193,485)	(230,818)	(145,994)	(3,128,598)	11,211,549	2,411,086	353,050	(a)	—
Goldman Sachs Small Cap Equity Insights Fund	47,105,345	1,247,764	(5,286,089)	—	785,952	(2,035,122)	41,817,850	1,733,023	275,657		—
Goldman Sachs Tactical Tilt Overlay Fund	60,610,903	5,834,276	(5,122,252)	—	(408,248)	(912,832)	60,001,847	6,349,402	698,188		—
Goldman Sachs US Equity Dividend and Premium Fund	268,076,173	18,391,281	(28,417,649)	—	1,203,131	(14,031,601)	245,221,335	19,969,164	2,691,411		12,972,006
Total	$606,386,619	$80,522,489	$(103,113,123)	$(243,212)	$1,922,976	$(25,676,051)	$559,799,698		$7,585,840		$13,333,256

(a)	Amount includes return of capital distributions of $230,818, which represents the difference between the estimated amount related to the fiscal year ended August 31, 2019 and the final amount recorded during the period ended February 29, 2020.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Tax-Advantaged Global Equity
Underlying Funds	Beginning Value as of August 31, 2019	Purchases at Cost	Proceeds from Sales	Return of Capital on Dividends	Net Realized Gain/(Loss) from Affiliated Investment Companies	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of February 29, 2020	Shares as of February 29, 2020	Dividend Income from Affiliated Investment Companies		Capital Gain Distributions from Affiliated Investment Companies
Goldman Sachs Emerging Markets Equity Insights Fund	$137,910,310	$16,500,726	$(10,486,845)	$—	$(375,100)	$(570,406)	$142,978,685	16,101,203	$3,187,323		$—
Goldman Sachs Financial Square Government Fund (Institutional Share)	29,844,967	141,148,066	(143,875,725)	—	—	—	27,117,308	27,117,308	202,985		—
Goldman Sachs Global Infrastructure Fund	67,547,739	4,658,839	(4,713,064)	(56,544)	240,707	(286,124)	67,391,553	5,648,915	516,622		—
Goldman Sachs Global Real Estate Securities Fund	67,126,630	10,469,319	(4,853,063)	—	138,761	(7,796,820)	65,084,827	6,337,374	2,914,037		1,699,609
Goldman Sachs International Small Cap Insights Fund	99,972,922	6,432,530	(3,681,558)	—	(303,191)	(4,407,106)	98,013,597	9,229,152	3,737,579		—
Goldman Sachs International Tax-Managed Equity Fund	592,946,132	33,115,691	(25,716,772)	—	(1,432,566)	(5,944,855)	592,967,630	63,148,842	12,854,264		—
Goldman Sachs MLP Energy Infrastructure Fund	62,001,551	12,510,306	(2,373,063)	(1,084,243)	(211,707)	(15,652,641)	55,190,203	11,868,861	1,710,390	(a)	—
Goldman Sachs Tactical Tilt Overlay Fund	277,933,826	34,112,245	(10,184,819)	—	(805,843)	(5,748,318)	295,307,091	31,249,428	3,313,004		—
Goldman Sachs US Tax-Managed Equity Fund	1,445,290,060	55,746,069	(91,960,522)	—	4,110,288	(3,292,629)	1,409,893,266	59,589,741	10,954,624		—
Total	$2,780,574,137	$314,693,791	$(297,845,431)	$(1,140,787)	$1,361,349	$(43,698,899)	$2,753,944,160		$39,390,828		$1,699,609

(a)	Amount includes return of capital distributions of $1,084,243, which represents the difference between the estimated amount related to the fiscal year ended August 31, 2019 and the final amount recorded during the period ended February 29, 2020.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of February 29, 2020, the Portfolios were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Underlying Funds	Enhanced Dividend Global Equity	Tax-Advantaged Global Equity
Goldman Sachs Emerging Markets Equity Insights Fund	—%	8%
Goldman Sachs Global Infrastructure Fund	8	38
Goldman Sachs Global Real Estate Securities Fund	6	31
Goldman Sachs International Equity Dividend and Premium Fund	47	—
Goldman Sachs International Tax-Managed Equity Fund	—	86
Goldman Sachs Small Cap Equity Insights Fund	6	—
Goldman Sachs Tactical Tilt Overlay Fund	—	8
Goldman Sachs U.S. Equity Dividend and Premium Fund	9	—
Goldman Sachs U.S. Tax-Managed Equity Fund	—	84

As of February 29, 2020, The Goldman Sachs Group, Inc. was the beneficial owner of the following share class of the Portfolios:

Portfolio	Class R6
Enhanced Dividend Global Equity	100%
Tax-Advantaged Global Equity	100

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 29, 2020 were as follows:

Portfolio	Purchases	Sales
Enhanced Dividend Global Equity	$39,146,765	$61,150,287
Tax-Advantaged Global Equity	173,545,723	187,834,170

7. TAX INFORMATION

As of the Portfolios’ most recent fiscal year end, August 31, 2019, the Portfolios’ certain timing differences, on a tax-basis were as follows:

	Enhanced Dividend Global Equity	Tax-Advantaged Global Equity
Timing differences (Qualified Late Year Loss Deferral)	$—	$(483,014)

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

7. TAX INFORMATION (continued)

As of February 29, 2020, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Enhanced Dividend Global Equity	Tax-Advantaged Global Equity
Tax cost	$517,087,424	$2,201,291,083
Gross unrealized gain	50,654,038	595,825,415
Gross unrealized loss	(7,941,764)	(43,172,339)
Net unrealized gain	$42,712,274	$552,653,076

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures and net mark to market gains (loss) on foreign currency contracts.

GSAM has reviewed the Portfolio’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolio’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Portfolios’ and Underlying Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Energy Sector Risk — The Underlying MLP Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others: fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Portfolio or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Portfolio or an Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

8. OTHER RISKS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio.

Investments in the Underlying Funds — The Portfolios invest primarily in a combination of Underlying Funds, and are subject to the risk factors associated with the investments of those Underlying Funds in direct proportion to the amount of assets allocated to each. As of February 29, 2020, the Enhanced Dividend Global Equity Portfolio invested 43.8% and 21.3% of its net assets in the Goldman Sachs U.S. Equity Dividend and Premium Fund (the “U.S. Equity Dividend and Premium Fund”) and the Goldman Sachs International Equity Dividend and Premium Fund (the “International Equity Dividend and Premium Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Enhanced Dividend Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Equity Dividend and Premium Fund invests primarily in dividend paying equity investments in large-capitalization U.S. issuers, with public stock market capitalizations within the range of the market capitalization of the S&P 500® Index at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the S&P 500® Index or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio. The International Equity Dividend and Premium Fund invests primarily in dividend-paying equity investments in non-U.S. issuers with public stock market capitalizations within the range of capitalization of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East (“EAFE”) Index (“MSCI EAFE Index”) at the time of investment. This Underlying Fund expects that, under normal circumstances, it will write (sell) call options on the MSCI EAFE Index, other national or regional stock market indices or related exchange-traded funds in an amount that is between 20% and 75% of the value of its portfolio.

As of February 29, 2020, the Tax-Advantaged Global Equity Portfolio invested 51.0% and 21.5% of its net assets in the Goldman Sachs U.S. Tax-Managed Equity Fund (the “U.S. Tax-Managed Equity Fund”) and the Goldman Sachs International Tax-Managed Equity Fund (the “International Tax-Managed Equity Fund”), respectively. Because of the high concentration of its assets in these Underlying Funds, the Tax-Advantaged Global Equity Portfolio has greater exposure to the risks associated with these Underlying Funds than it does to the risks associated with the other Underlying Funds in which it invests. The U.S. Tax-Managed Equity Fund invests primarily in equity investments in U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the Russell 3000 Index. The International Tax-Managed Equity Fund invests primarily in equity investments in non-U.S. issuers. This Underlying Fund will seek to maintain risk, style, capitalization and industry characteristics similar to the MSCI EAFE Index. The investment adviser may seek tax-efficiency by offsetting gains and losses, limiting portfolio turnover or selling high tax basis securities for both Underlying Funds.

The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of an Underlying Fund’s net assets.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s or the Underlying Fund’s expense ratio. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

8. OTHER RISKS (continued)

Liquidity Risk — A Portfolio or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio or Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio or Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s or Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Portfolios’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Portfolio’s or Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Portfolio and/or an Underlying Fund and their investments. Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund have unsettled or open transactions defaults.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Enhanced Dividend Global Equity Portfolio

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	23,123	$272,591	184,868	$2,195,321
Reinvestment of distributions	22,696	269,478	44,832	498,616
Shares redeemed	(202,528)	(2,406,419)	(320,250)	(3,671,115)
	(156,709)	(1,864,350)	(90,550)	(977,178)
Institutional Shares
Shares sold	70,938	856,305	451,450	5,291,816
Reinvestment of distributions	49,365	592,689	96,955	1,093,654
Shares redeemed	(294,645)	(3,537,311)	(1,061,194)	(12,157,655)
	(174,342)	(2,088,317)	(512,789)	(5,772,185)
Class P Shares
Shares sold	1,603,852	19,081,219	5,162,870	58,821,688
Reinvestment of distributions	1,852,424	22,185,583	2,849,926	32,045,647
Shares redeemed	(4,881,066)	(58,588,057)	(9,687,768)	(110,976,623)
	(1,424,790)	(17,321,255)	(1,674,972)	(20,109,288)
Class R6 Shares
Reinvestment of distributions	34	405	47	537
	34	405	47	537

NET DECREASE	(1,755,807)	$(21,273,517)	(2,278,264)	$(26,858,114)

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Tax-Advantaged Global Equity Portfolio

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	15	$241	8,501	$122,603
Reinvestment of distributions	280	4,636	612	8,664
Shares redeemed	(1,561)	(25,131)	(19,962)	(306,958)
	(1,266)	(20,254)	(10,849)	(175,691)
Institutional Shares
Shares sold	3,721	61,570	47,934	704,848
Reinvestment of distributions	37,605	626,183	25,730	373,925
Shares redeemed	(179,536)	(2,958,009)	(1,088,778)	(16,443,329)
	(138,210)	(2,270,256)	(1,015,114)	(15,364,556)
Class P Shares
Shares sold	10,413,434	168,057,732	26,847,497	408,033,060
Reinvestment of distributions	2,605,467	42,818,729	3,693,484	51,683,171
Shares redeemed	(11,523,042)	(186,633,387)	(22,050,793)	(333,368,712)
	1,495,859	24,243,074	8,490,188	126,347,519
Class R6 Shares
Reinvestment of distributions	10	158	14	191
	10	158	14	191

NET INCREASE	1,356,393	$21,952,722	7,464,239	$110,807,463

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting (the “Meeting”) of the Goldman Sachs Trust (“GST”) was held on January 23, 2020 to consider and act upon the proposals below. The Portfolios will amortize their respective share of the proxy, shareholder meeting and other related costs and GSAM has agreed to reimburse each Fund to the extent such expenses exceed a specified percentage of the Portfolio’s net assets.

At the Meeting, Dwight L. Bush, Kathryn A. Cassidy, Joaquin Delgado and Gregory G. Weaver were elected to the Trust’s Board of Trustees. In electing trustees, the Trust’s shareholders voted as follows:

Proposal 1. Election of Trustees	For	Against	Withheld	Broker Non-Votes

Dwight L. Bush	94,278,961,728.065	0	349,026,343,365	0

Kathryn A. Cassidy	94,310,850,789.164	0	317,137,282.266	0

Joaquin Delgado	94,282,646,444.727	0	345,341,626.703	0

Gregory G. Weaver	94,306,589,873.348	0	321,398,198.082	0

At the Meeting, the shareholders of the Goldman Sachs Large Cap Growth Insights Fund approved a change to the Fund’s sub-classification under the Act from “diversified” to “non-diversified”. The Trust’s shareholders voted as follows:

Proposal 2.

To approve a change to the Fund’s sub-classification under
the Investment Company Act of 1940 from “diversified” to
“non-diversified” and to eliminate a related fundamental
investment restriction.

	For	Against	Abstained	Broker Non-Votes

Large Cap Growth Insights Fund	23,785,792.632	250,521.921	196,802.993	9,592,467.322

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Liquidity Risk Management Program

Each Portfolio has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Portfolio’s liquidity risk, i.e., the risk that a Portfolio is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Board of Trustees of the Trust has designated GSAM, each Portfolio’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Portfolio’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Portfolio’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Portfolio that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Portfolio’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 11-12, 2020, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; and (2) an assessment of the methodologies used to classify investments into one of four liquidity categories. The report concluded that the Program was reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other risks to which it may be subject.

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GOLDMAN SACHS GLOBAL TAX-AWARE EQUITY PORTFOLIOS

Portfolio Expenses — Six Month Period Ended February 29, 2020 (Unaudited)

As a shareholder of Class A, Institutional, Class P or Class R6 Shares of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Institutional, Class P and Class R6 Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2019 through February 29, 2020, which represents a period of 182 days of a 366 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Enhanced Dividend Global Equity Portfolio				Tax-Advantaged Global Equity Portfolio
Share Class	Beginning Account Value 9/01/19	Ending Account Value 2/29/20		Expenses Paid for the 6 Months Ended 2/29/20*	Beginning Account Value 9/01/19	Ending Account Value 2/29/20		Expenses Paid for the 6 Months Ended 2/29/20*
Class A
Actual	$1,000	$987.90		$2.52	$1,000	$997.10		$2.53
Hypothetical 5% return	1,000	1,022.67	+	2.56	1,000	1,022.67	+	2.56
Institutional
Actual	1,000	990.10		0.64	1,000	998.80		0.65
Hypothetical 5% return	1,000	1,024.56	+	0.65	1,000	1,024.56	+	0.65
Class P
Actual	1,000	990.20		0.59	1,000	998.90		0.60
Hypothetical 5% return	1,000	1,024.61	+	0.60	1,000	1,024.61	+	0.60
Class R6
Actual	1,000	991.00		0.54	1,000	998.80		0.55
Hypothetical 5% return	1,000	1,024.66	+	0.55	1,000	1,024.66	+	0.55

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolio	Class A	Institutional	Class P	Class R6
Enhanced Dividend Global Equity	0.51%	0.13%	0.12%	0.11%
Tax-Advantaged Global Equity	0.51	0.13	0.12	0.11

37

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.69 trillion in assets under supervision as of December 31, 2019 Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[4]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[5]
∎	ESG Emerging Markets Equity Fund

Select Satellite

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[6]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business of November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[5]	Effective after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
[6]	Effective December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed the Goldman Sachs Target Date Retirement Portfolio.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*This	list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Portfolios will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Economic and market forecasts presented herein reflect our judgment as of the date of this report and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

Goldman Sachs & Co. LLC (“Goldman Sachs”) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of February 29, 2020 and may not be representative of future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. Diversification does not protect an investor from market risk and does not ensure a profit.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Portfolio’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Portfolio and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2020 Goldman Sachs. All rights reserved. 200062-OTU-1180683/TAGEDSAR-20

Goldman Sachs Funds

Semi-Annual Report	February 29, 2020

Investor FundsSM
Money Market
Tax-Exempt Money Market

It is our intention that beginning on January 1, 2021, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from a Fund electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly with the Fund’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Class I, Administration, Capital, Cash Management, Preferred, Premier, Resource, Select and Service shareholders or 800-526-7384 for Class A and Class C shareholders. If you hold shares of a Fund through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with a Fund’s transfer agent if you invest directly with the transfer agent.

Goldman Sachs Investor Funds

∎	MONEY MARKET

∎	TAX-EXEMPT MONEY MARKET

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Recent Market Events related to COVID-19

While this semi-annual report covers the six month period ended February 29, 2020, we want to describe some more recent events through the end of April.

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events or actions. The full extent of the impact of COVID-19 on the Funds’ performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Fund shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

On March 15, 2020, the Federal Reserve of the United States (Fed) announced an emergency 1.00% rate cut. This cut was their second intermeeting move in less than two weeks, having cut 0.50% on March 3rd. Since these rate cuts, and in response to further market disruption due to COVID-19, the Fed has announced various programs in an effort to stabilize the short-term credit markets and liquidity in the money market fund industry.

i

FUND BASICS

Investor Funds

as of February 29, 2020

PERFORMANCE REVIEW[1,2]

September 1, 2019–February 29, 2020	Fund Total Return (based on NAV)[3] Class I Shares	SEC 7-Day Current Yield[4]	iMoneyNet Institutional Average[5]

Investor Money Market	0.92%	1.66%	1.43%[6]
Investor Tax-Exempt Money Market	0.51	0.96	0.81	[7]

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment returns will fluctuate. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[1]	The Money Market Fund offers seven separate classes of shares (Class I, Administration, Service, Resource, Cash Management, Class A and Class C Shares) and the Tax-Exempt Money Market Fund offers eleven separate classes of shares (Class I, Select, Preferred, Capital, Administration, Premier, Service, Resource, Cash Management, Class A and Class C Shares), each of which is subject to different fees and expenses that affect performance and entitles shareholders to different services. The Class I Shares do not have distribution and/or service (12b-1) or administration and/or service (non-12b-1) fees. The Select, Preferred, Capital, Administration, Premier, Service, Resource, Cash Management, Class A and Class C Shares offer financial institutions the opportunity to receive fees for providing certain distribution, administrative support and/or shareholder services (as applicable). As an annualized percentage of average daily net assets, these share classes pay combined distribution and/or service (12b-1) or administration and/or service (non-12b-1) fees (as applicable) at the following contractual rates: Select Shares pay 0.03%, Preferred Shares pay 0.10%, Capital Shares pay 0.15%, Administration Shares pay 0.25%, Premier Shares pay 0.35%, Service Shares pay 0.50%, Resource Shares pay 0.65%, Cash Management Shares pay 0.80%, Class A Shares pay 0.25%, and Class C Shares pay 1.00%. If these fees were reflected in the above performance, performance would have been reduced. In addition, the Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The performance shown above reflects any waivers or reimbursements that were in effect for all or a portion of the periods shown. When waivers or reimbursements are in place, the Fund’s operating expenses are reduced and the Fund’s yield and total returns to the shareholder are increased.

[3]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. A Fund’s total return assumes the reinvestment of dividends and other distributions.

[4]	The SEC 7-Day Current Yield is calculated in accordance with securities industry regulations and does not include net capital gains. SEC 7-Day Current Yield may differ slightly from the actual distribution rate of a given Fund because of the exclusion of distributed capital gains, which are non-recurring. The SEC 7-Day Current Yield more closely reflects a Fund’s current earnings than do the Fund Total Return figures.

[5]	Source: iMoneyNet, Inc. February 2020. The iMoneyNet Institutional Average represents total return.

[6]	First Tier Retail–Category includes only non-government retail funds that also are not holding any second-tier securities. Portfolio holdings of first-tier funds include US Treasury, US other, repos, time deposits, domestic bank obligations, foreign bank obligations, first-tier commercial paper, floating rate notes and asset-backed commercial paper.

[7]	Tax-Free National Retail–Category includes all retail national and state tax-free and municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds—6 months & less, put bonds—over 6 months, alternative minimum tax paper and other tax-free holdings. Consists of all funds in the National Tax-Free Retail and State-Specific Retail categories.

1

YIELD SUMMARY

SUMMARY OF THE CLASS I SHARES AS OF 8/31/19

Fund	7-Day Dist. Yield[8]	SEC 7-Day Effective Yield[9]	30-Day Average Yield[10]	Weighted Avg. Maturity (days)[11]	Weighted Avg. Life (days)[12]

Investor Money Market	1.68%	1.68%	1.70%	39	107
Investor Tax-Exempt Money Market	0.96	0.97	0.91	27	27

The Yields represent past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance quoted above.

Yields reflect fee waivers and expense limitations in effect and will fluctuate as market conditions change. Please visit our Web site at www.GSAMFUNDS.com to obtain the most recent month-end performance.

[8]	The 7-Day Distribution Yield is an annualized measure of a Fund’s dividends per share, divided by the price per share. This yield includes capital gain/loss distribution, if any. This is not an SEC Yield.

[9]	The SEC 7-Day Effective Yield is calculated in accordance with securities industry regulations and does not include net capital gains. The SEC 7-Day Effective Yield assumes reinvestment of dividends for one year.

[10]	The 30-Day Average Yield is a net annualized yield of 30 days back from the current date listed. This yield includes capital gain/loss distribution. This is not an SEC Yield.

[11]	A Fund’s weighted average maturity (WAM) is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 60 days as calculated under SEC Rule 2a-7.

[12]	A Fund’s weighted average life (WAL) is an average of the final maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. This must not exceed 120 days as calculated under SEC Rule 2a-7.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

2

SECTOR ALLOCATIONS

INVESTOR MONEY MARKET FUND*

As of February 29, 2020

Security Type	Percentage of Net Assets

Certificates of Deposit - Eurodollar	1.5%

Certificates of Deposit - Yankeedollar	5.1

Certificates of Deposit	0.2

Commercial Paper & Corporate Obligations	20.2

Fixed Rate Municipal Debt Obligations	3.5

Repurchase Agreements	29.5

Time Deposit	1.9

U.S. Treasury Obligations	5.0

Variable Rate Municipal Debt Obligations	1.6

Variable Rate Obligations	33.1

As of August 31, 2019

Security Type	Percentage of Net Assets

Certificates of Deposit - Eurodollar	3.8%

Certificates of Deposit - Yankeedollar	9.5

Certificates of Deposit	1.9

Commercial Paper & Corporate Obligations	21.6

Fixed Rate Municipal Debt Obligations	3.8

Repurchase Agreements	32.7

U.S. Treasury Obligations	3.8

Variable Rate Municipal Debt Obligations	1.1

Variable Rate Obligations	21.7

*	The Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

3

SECTOR ALLOCATIONS

INVESTOR TAX-EXEMPT MONEY MARKET FUND*

As of February 29, 2020

Security Type	Percentage of Net Assets

Commercial Paper	17.8%

General Obligation	2.5

Tax and Revenue Anticipation Note	5.2

Variable Rate Obligations	72.1

As of August 31, 2019

Security Type	Percentage of Net Assets

Commercial Paper	18.1%

General Obligation	2.9

Tax and Revenue Anticipation Note	1.7

Variable Rate Obligations	79.3

*	The Fund is actively managed and, as such, its portfolio composition may differ over time. The percentage shown for each investment category reflects the value (based on amortized cost) of investments in that category as a percentage of net assets. Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

4

INVESTOR MONEY MARKET FUND

Schedule of Investments

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations – 20.2%
Albion Capital LLC
$3,562,000	1.709%	03/03/20	$3,561,668
10,000,000	1.668	03/06/20	9,997,722
5,000,000	1.713	04/27/20	4,986,700
5,000,000	1.756	05/20/20	4,980,889
Alpine Securitization LLC
10,000,000	1.968	04/13/20	9,977,067
Bank of China Ltd.-Hong Kong Branch
5,000,000	2.342	04/02/20	4,989,822
4,500,000	1.992	04/20/20	4,487,813
Banque et Caisse d’Epargne de l’Etat, Luxembourg
5,000,000	1.969	05/27/20	4,976,921
5,000,000	1.671	08/25/20	4,959,929
3,039,000	1.456	09/24/20	3,014,187
Barclays Bank UK PLC
5,000,000	1.818	04/24/20	4,986,650
Barclays US CCP Funding LLC
5,000,000	1.728	06/25/20	4,972,772
Bedford Row Funding Corp.
5,000,000	1.627	03/05/20	4,999,111
BNG Bank N.V.
12,000,000	1.769	07/21/20	11,918,350
BPCE
1,450,000	2.039	05/19/20	1,443,700
4,393,000	1.724	01/15/21	4,327,788
Canadian Imperial Bank of Commerce
5,000,000	2.116	03/18/20	4,995,136
Charta, LLC
4,000,000	1.777	04/08/20	3,992,653
China Construction Bank Corporation
5,000,000	2.054	04/09/20	4,989,113
5,000,000	2.075	04/09/20	4,989,004
Citigroup Global Markets, Inc.
5,000,000	2.000	06/25/20	4,968,745
CNPC Finance (HK) Ltd.
1,000,000	2.091	03/23/20	998,747
482,000	2.101	03/23/20	481,393
Coca-Cola Company (The)
6,000,000	2.705	03/19/20	5,992,200
3,000,000	1.546	01/20/21	2,959,375
Collateralized Commercial Paper Flex Co., LLC
5,000,000	2.768	04/23/20	4,980,493
4,000,000	1.970	07/22/20	3,969,652
8,500,000	1.991	10/14/20	8,397,094
Columbia Funding Company, LLC
2,750,000	1.858	04/08/20	2,744,717
3,000,000	1.930	07/22/20	2,977,597
DBS Bank Ltd.
10,000,000	1.992	04/09/20	9,978,983
Dexia Credit Local
1,353,000	2.002	04/08/20	1,350,215
15,000,000	2.129	04/14/20	14,962,050
15,000,000	1.938	04/15/20	14,964,563
Dexia Credit Local-New York Branch
5,000,000	2.054	03/05/20	4,998,889
Federation des caisses Desjardins du Quebec
5,000,000	2.055	03/04/20	4,999,167
1,750,000	2.650	05/14/20	1,740,863
1,500,000	2.650	05/15/20	1,492,062

Commercial Paper and Corporate Obligations – (continued)
First Abu Dhabi Bank P.J.S.C.
8,000,000	1.726	05/18/20	7,970,707
J.P. Morgan Securities LLC
3,000,000	2.714	05/15/20	2,983,750
Kells Funding, LLC
10,000,000	1.736	04/29/20	9,972,139
7,058,000	1.464	08/27/20	7,007,815
Landesbank Hessen-Thueringen Girozentrale
17,000,000	1.951	04/24/20	16,951,550
5,000,000	1.737	02/04/21	4,920,667
Macquarie Bank Ltd.
11,066,000	1.893	04/14/20	11,041,655
Matchpoint Finance PLC
2,606,000	1.934	04/02/20	2,601,622
Matchpoint Finance Public Limited Company
3,000,000	1.913	03/09/20	2,998,753
National Securities Clearing Corp.
5,000,000	1.899	06/02/20	4,976,104
3,000,000	1.640	08/20/20	2,977,067
8,000,000	1.559	02/24/21	7,879,200
Nederlandse Waterschapsbank N.V.
15,000,000	1.877	03/02/20	14,999,235
9,000,000	1.736	04/24/20	8,977,050
Nordea Bank ABP
3,000,000	1.465	02/24/21	2,957,400
NRW.Bank
7,000,000	1.882	03/06/20	6,998,211
Oesterreichische Kontrollbank AG
5,000,000	2.029	04/09/20	4,989,329
Old Line Funding Corp.
9,000,000	1.992	03/23/20	8,989,275
Oversea-Chinese Banking Corp., Ltd.
3,000,000	2.037	05/01/20	2,989,935
Ridgefield Funding Company, LLC
3,000,000	2.075	04/02/20	2,994,613
Royal Bank of Canada
5,000,000	2.044	03/19/20	4,995,000
Shell International Finance B.V.
4,000,000	2.022	09/28/20	3,954,283
Sumitomo Mitsui Trust Bank, Ltd.-Singapore Branch
10,000,000	1.872	05/06/20	9,966,450
Thunder Bay Funding, LLC
5,000,000	2.044	03/19/20	4,995,000
5,000,000	2.106	04/02/20	4,990,889
Toronto-Dominion Bank (The)
10,000,000	2.034	03/23/20	9,987,839
Versailles Commercial Paper LLC
2,270,000	1.581	05/21/20	2,262,083
Victory Receivables Corporation
6,650,000	1.795	03/16/20	6,645,123

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$384,476,544

Certificate of Deposit – 0.2%
Wells Fargo Bank N.A.
$4,500,000	2.660%	03/19/20	$4,501,005

The accompanying notes are an integral part of these financial statements.	5

INVESTOR MONEY MARKET FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Certificates of Deposit-Eurodollar – 1.5%
ABN Amro Bank NV
$9,000,000	1.890%		07/07/20	$8,940,093
Credit Industriel et Commercial
7,000,000	2.350		03/17/20	6,992,817
Mizuho Bank, Ltd.
6,000,000	1.950		03/05/20	6,000,000
Sumitomo Mitsui Trust Bank, Ltd.
3,000,000	2.165		04/06/20	2,993,577
3,000,000	2.165		04/07/20	2,993,397

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR				$27,919,884

Certificates of Deposit-Yankeedollar – 5.1%
Banco Del Estado De Chile
$2,000,000	1.710%		09/14/20	$2,000,000
HSBC Bank USA, N.A.
5,000,000	2.000		03/23/20	5,000,000
Landesbank Hessen-Thueringen Girozentrale
3,000,000	2.000		04/06/20	3,000,000
Mizuho Bank, Ltd.-New York Branch
6,000,000	1.930		05/01/20	6,000,000
MUFG Bank, Ltd.
4,000,000	1.960		10/15/20	4,000,000
MUFG Bank, Ltd.-New York Branch
4,000,000	1.970		10/15/20	4,000,000
National Bank of Kuwait S.A.K.P
1,803,000	2.050		03/06/20	1,803,000
9,786,000	1.750		03/18/20	9,786,000
1,264,000	2.050		04/07/20	1,264,000
7,000,000	1.900		04/24/20	7,000,000
4,278,000	1.810		06/17/20	4,278,000
Norinchukin Bank (The)
5,000,000	1.880		03/12/20	5,000,000
8,000,000	2.050		04/08/20	8,000,000
2,000,000	1.450		08/28/20	2,000,000
Oversea-Chinese Banking Corp., Ltd.
5,000,000	1.620		08/20/20	5,000,469
Sumitomo Mitsui Banking Corp.
9,000,000	1.960		04/13/20	9,000,489
Toronto-Dominion Bank (The)
20,000,000	1.220	(a)	03/02/21	20,000,000

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR				$97,131,958

Fixed Rate Municipal Debt Obligations – 3.5%
Citibank N.A.
$7,892,000	2.100%		06/12/20	$7,880,507
Commonwealth Bank of Australia
3,095,000	5.000	(b)	03/19/20	3,098,726
MUFG Bank Ltd.
5,000,000	2.750	(b)	09/14/20	5,029,258
Shell International Finance B.V.
1,500,000	2.125		05/11/20	1,499,059

Fixed Rate Municipal Debt Obligations – (continued)
Skandinaviska Enskilda Banken AB
1,150,000	2.300		03/11/20	1,150,149
Toyota Motor Credit Corp.
12,000,000	1.980		10/23/20	12,000,000
UBS AG-London Branch
850,000	2.200	(b)	06/08/20	850,206
4,000,000	2.450	(b)	12/01/20	4,021,703
UBS AG-Stamford Branch
4,000,000	2.350		03/26/20	3,998,812
10,241,000	4.875		08/04/20	10,365,660
Westpac Banking Corp.
3,040,000	2.150		03/06/20	3,039,784
5,000,000	2.300		05/26/20	5,003,246
8,000,000	2.650		01/25/21	8,073,588

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS				$66,010,698

Time Deposit – 1.9%
National Bank of Canada
$37,000,000	1.650%		03/09/20	$37,000,000

U.S. Treasury Obligations – 5.0%
United States Treasury Bills
$19,100,000	1.529	%(a)	04/28/20	$19,055,433
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.14%)
38,600,000	1.650	(c)	04/30/21	38,604,883
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.22%)
37,200,000	1.731	(c)	07/31/21	37,190,798

TOTAL U.S. TREASURY OBLIGATIONS				$94,851,114

Variable Rate Municipal Debt Obligations(d) – 1.6%
Alaska Housing Finance Corp. VRDN RB Refunding for State Capital Project Bonds II Series 2017 B
$2,000,000	1.520%		03/07/20	$2,000,000
City of Portland, Maine GO VRDN for Taxable Pension Bonds Series 2001 RMKT (Sumitomo Mitsui Banking Corp., SPA)
5,230,000	1.600		03/07/20	5,230,000
Michigan Finance Authority
9,000,000	1.610		03/07/20	9,000,000
New Mexico Hospital Equipment Loan Council
5,000,000	1.600		03/07/20	5,000,000
Providence St. Joseph Health Obligated Group VRDN Series 16G (Bank of Tokyo-Mitsubishi UFJ, LOC)
5,000,000	1.630		03/07/20	5,000,000
Regents of the University of California VRDN RB Taxable Series 2011 Z-1
3,530,000	1.590		03/07/20	3,530,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$29,760,000

6	The accompanying notes are an integral part of these financial statements.

INVESTOR MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Obligations(c) – 33.1%
Australia and New Zealand Banking Group Limited (3 Mo. LIBOR + 0.11%)
$10,000,000	1.748	%(b)	11/27/20	$10,000,000
Banco Del Estado De Chile (3 Mo. LIBOR + 0.07%)
6,974,000	1.876		07/23/20	6,974,000
Banco Santander, S.A. (1 Mo. LIBOR + 0.25%)
5,000,000	1.903	(b)	08/13/20	5,000,000
Bank of America, N.A.
4,000,000	1.960		04/13/20	4,000,000
10,000,000	1.946		10/06/20	10,000,000
Bank of Montreal (1 Mo. LIBOR + 0.18%)
5,000,000	1.835		04/03/20	5,000,000
Bank of Montreal (1 Mo. LIBOR + 0.30%)
6,000,000	1.971		10/09/20	6,000,000
Bank of Montreal (3 Mo. LIBOR + 0.08%)
3,500,000	1.968		09/11/20	3,500,000
Bank of Montreal (3 Mo. LIBOR + 0.17%)
2,967,000	2.042		10/08/20	2,967,000
Bank of Montreal (FEDL01 + 0.21%)
5,000,000	1.790		02/08/21	5,000,000
Bank of Montreal (FEDL01 + 0.36%)
5,000,000	1.940		08/03/20	5,000,000
Bank of Montreal (SOFR + 0.23%)
5,000,000	1.810		05/08/20	5,000,000
Bank of Nova Scotia (The) (1 Mo. LIBOR + 0.16%)
3,000,000	1.763	(b)	05/29/20	2,999,964
Bank of Nova Scotia (The) (1 Mo. LIBOR + 0.19%)
9,000,000	1.860		08/07/20	9,000,000
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.06%)
6,000,000	1.802		05/07/20	6,000,000
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.09%)
10,000,000	1.937		02/12/21	10,000,053
Bank of Nova Scotia (The) (3 Mo. LIBOR + 0.13%)
5,483,000	1.822		11/18/20	5,483,000
Bank of Nova Scotia (The) (FEDL01 + 0.29%)
6,800,000	1.870		07/10/20	6,800,000
Bedford Row Funding Corp. (1 Mo. LIBOR + 0.18%)
5,000,000	1.793	(b)	03/27/20	5,000,000
BNP Paribas-New York Branch (3 Mo. LIBOR + 0.13%)
7,000,000	1.924		07/27/20	7,000,000
BNP Paribas-New York Branch (1 Mo. LIBOR + 0.18%)
4,383,000	1.819		05/21/20	4,383,000
BNP Paribas-New York Branch (3 Mo. LIBOR + 0.20%)
6,680,000	2.078		10/09/20	6,680,000
BNZ International Funding Ltd. (1 Mo. LIBOR + 0.18%)
10,000,000	1.807	(b)	06/25/20	10,000,000
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.07%)
10,000,000	1.699	(b)	08/20/20	10,000,000
Canadian Imperial Bank of Commerce (1 Mo. LIBOR + 0.18%)
3,000,000	1.846		04/06/20	3,000,000
Canadian Imperial Bank of Commerce (FEDL01 + 0.28%)
7,000,000	1.860		07/10/20	7,000,000
Collateralized Commercial Paper Flex Co., LLC
4,750,000	1.829	(b)	06/23/20	4,750,000
Commonwealth Bank of Australia (1 Mo. LIBOR + 0.17%)
3,750,000	1.825	(b)	04/02/20	3,750,000
Commonwealth Bank of Australia (3 Mo. LIBOR + 0.02%)
5,000,000	1.854	(b)	07/10/20	5,000,000

Variable Rate Obligations(c) – (continued)
Commonwealth Bank of Australia (3 Mo. LIBOR + 0.11%)
10,000,000	2.010	(b)	09/17/20	10,000,000
Commonwealth Bank of Australia (3 Mo. LIBOR + 0.12%)
9,000,000	2.005	(b)	12/03/20	9,000,000
Commonwealth Bank of Australia (3 Mo. LIBOR + 0.15%)
4,000,000	2.085	(b)	09/24/20	4,000,000
Cooeperatieve Rabobank U.A.
10,000,000	1.874		04/24/20	10,000,457
Cooeperatieve Rabobank U.A. (3 Mo. LIBOR + 0.11%)
9,000,000	1.998		12/11/20	9,000,000
Credit Agricole Corporate and Investment Bank (3 Mo. LIBOR + 0.29%)
10,815,000	2.048	(b)	11/02/20	10,831,206
Credit Agricole Corporate and Investment Bank (FEDL01 + 0.33%)
6,000,000	1.910		06/12/20	6,000,000
Credit Agricole Corporate and Investment Bank (FEDL01 + 0.43%)
3,378,000	2.010		06/26/20	3,378,000
Credit Industriel et Commercial (FEDL01 + 0.16%)
15,000,000	1.740		11/25/20	15,000,000
Credit Suisse AG-New York Branch (3 Mo. LIBOR + 0.10%)
5,000,000	2.061		06/29/20	5,000,000
Credit Suisse AG-New York Branch (3 Mo. LIBOR + 0.23%)
9,000,000	2.118		12/30/20	9,000,000
Credit Suisse AG-New York Branch (SOFR + 0.21%)
8,000,000	1.790		11/18/20	8,000,000
Credit Suisse AG-New York Branch (SOFR + 0.48%)
6,000,000	2.060		10/02/20	6,000,000
DBS Group Holdings Ltd. (3 Mo. LIBOR + 0.49%)
9,285,000	2.375	(b)	06/08/20	9,293,985
DNB Bank ASA (1 Mo. LIBOR + 0.10%)
3,300,000	1.716	(b)	02/24/21	3,300,000
Federation des caisses Desjardins du Quebec (3 Mo. LIBOR + 0.10%)
5,000,000	1.988	(b)	09/11/20	5,000,000
HSBC Bank USA, N.A. (3 Mo. LIBOR + 0.08%)
10,000,000	1.886		10/23/20	10,000,000
HSBC Bank USA, N.A. (3 Mo. LIBOR + 0.20%)
2,182,000	1.937		11/06/20	2,182,000
ING (U.S.) Funding LLC (1 Mo. LIBOR + 0.17%)
10,000,000	1.841	(b)	08/10/20	10,000,000
Macquarie Bank Ltd. (3 Mo. LIBOR + 0.10%)
5,000,000	1.807	(b)	05/13/20	5,000,000
Macquarie Bank Ltd. (3 Mo. LIBOR + 0.12%)
3,000,000	1.862	(b)	05/07/20	3,000,000
Matchpoint Finance PLC (1 Mo. LIBOR + 0.28%)
7,000,000	1.938	(b)	04/17/20	7,000,000
Mitsubishi UFJ Trust and Banking Corp. (1 Mo. LIBOR + 0.08%)
10,000,000	1.750		06/09/20	10,000,000
Mitsubishi UFJ Trust and Banking Corp. (1 Mo. LIBOR + 0.23%)
5,000,000	1.895		03/11/20	5,000,000
Mitsubishi UFJ Trust and Banking Corp. (3 Mo. LIBOR + 0.07%)
9,000,000	1.717		05/26/20	9,000,000
Mizuho Bank, Ltd.-New York Branch (1 Mo. LIBOR + 0.26%)
8,000,000	1.928		05/05/20	8,000,000
Mizuho Bank, Ltd.-New York Branch (1 Mo. LIBOR + 0.08%)
3,000,000	1.745		09/11/20	3,000,071

The accompanying notes are an integral part of these financial statements.	7

INVESTOR MONEY MARKET FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Obligations(c) – (continued)
Mizuho Bank, Ltd.-New York Branch (1 Mo. LIBOR + 0.15%)
$8,000,000	1.800%		05/14/20	$8,000,000
National Australia Bank Ltd. (1 Mo. LIBOR + 0.17%)
10,000,000	1.825	(b)	04/01/20	10,000,000
National Australia Bank Ltd. (3 Mo. LIBOR + 0.09%)
6,000,000	1.977	(b)	09/11/20	6,000,000
National Australia Bank Ltd. (3 Mo. LIBOR + 0.12%)
3,962,000	2.012	(b)	12/03/20	3,962,000
National Australia Bank Ltd. (3 Mo. LIBOR + 0.51%)
2,500,000	2.193	(b)	05/22/20	2,502,516
National Bank of Canada (3 Mo. LIBOR + 0.07%)
6,000,000	1.833	(b)	05/01/20	6,000,000
National Bank of Canada (FEDL01 + 0.36%)
4,560,000	1.940	(b)	08/19/20	4,560,000
Natixis-New York Branch (1 Mo. LIBOR + 0.29%)
10,000,000	1.958		06/05/20	10,000,000
Natixis-New York Branch (3 Mo. LIBOR + 0.20%)
8,000,000	1.907		11/13/20	8,000,000
Natixis-New York Branch (FEDL01 + 0.32%)
10,000,000	1.900		04/09/20	10,000,000
Natixis-New York Branch (FEDL01 + 0.40%)
5,000,000	1.980		08/06/20	5,000,000
Nordea Bank ABP-New York Branch (3 Mo. LIBOR + 0.11%)
15,000,000	2.002		12/07/20	15,000,000
Oversea-Chinese Banking Corp., Ltd. (3 Mo. LIBOR + 0.08%)
10,000,000	1.723		08/28/20	10,000,000
Oversea-Chinese Banking Corp., Ltd. (3 Mo. LIBOR + 0.08%)
3,250,000	1.989	(b)	04/02/20	3,250,000
Oversea-Chinese Banking Corp., Ltd. (3 Mo. LIBOR + 0.12%)
3,000,000	1.862	(b)	08/07/20	3,000,000
Royal Bank of Canada (1 Mo. LIBOR + 0.18%)
6,000,000	1.835	(b)	04/02/20	6,000,000
Royal Bank of Canada (FEDL01 + 0.27%)
5,000,000	1.850	(b)	07/02/20	5,000,000
Royal Bank of Canada (FEDL01 + 0.28%)
5,000,000	1.860	(b)	04/09/20	5,000,000
4,000,000	1.860	(b)	06/12/20	4,000,000
Royal Bank of Canada (FEDL01 + 0.36%)
5,000,000	1.940	(b)	07/29/20	5,000,000
Skandinaviska Enskilda Banken AB (1 Mo. LIBOR + 0.20%)
10,000,000	1.847		07/20/20	10,000,000
Skandinaviska Enskilda Banken AB (3 Mo. LIBOR + 0.17%)
1,225,000	2.013		10/16/20	1,225,000
4,000,000	1.989		10/21/20	4,000,000
Societe Generale (FEDL01 + 0.49%)
8,000,000	2.070		09/04/20	8,000,000
Societe Generale (3 Mo. LIBOR + 0.18%)
8,000,000	1.981		04/24/20	8,000,000
Societe Generale (3 Mo. LIBOR + 0.21%)
3,500,000	2.116		03/03/20	3,500,000
Standard Chartered Bank-New York Branch (1 Mo. LIBOR + 0.19%)
7,200,000	1.860		02/08/21	7,200,000
Standard Chartered Bank-New York Branch (3 Mo. LIBOR + 0.09%)
5,000,000	1.938		10/13/20	5,000,000
Sumitomo Mitsui Banking Corp. (3 Mo. LIBOR + 0.42%)
677,000	2.033		08/28/20	677,835

Variable Rate Obligations(c) – (continued)
Sumitomo Mitsui Trust Bank, Ltd. (3 Mo. LIBOR + 0.07%)
10,000,000	1.763		05/19/20	10,000,000
Svenska Handelsbanken AB-New York Branch (3 Mo. LIBOR + 0.11%)
15,000,000	2.016		12/03/20	15,000,000
Svenska Handelsbanken AB-New York Branch (3 Mo. LIBOR + 0.16%)
8,159,000	2.003		10/16/20	8,159,000
Toronto-Dominion Bank (The) (3 Mo. LIBOR + 0.08%)
8,000,000	1.821		08/05/20	8,000,000
Toronto-Dominion Bank (The) (FEDL01 + 0.31%)
5,000,000	1.890		04/30/20	5,000,000
UBS AG-London Branch (3 Mo. LIBOR + 0.04%)
5,000,000	1.876	(b)	07/16/20	5,000,000
Wells Fargo Bank N.A. (1 Mo. LIBOR + 0.22%)
7,000,000	1.878		07/15/20	7,000,000
Wells Fargo Bank N.A. (3 Mo. LIBOR + 0.12%)
5,597,000	2.020		10/13/20	5,597,000
Wells Fargo Bank N.A. (FEDL01 + 0.29%)
4,000,000	1.870		04/06/20	4,000,000
Westpac Banking Corp. (3 Mo. LIBOR + 0.13%)
10,000,000	1.936	(b)	10/23/20	10,000,554
5,000,000	1.900	(b)	10/30/20	5,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$630,906,641

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$1,372,557,844

Repurchase Agreements-Unaffiliated Issuers(e) – 29.5%
BNP Paribas (OBFR + 0.20%)
$5,000,000	1.780	%(c)	03/06/20	$5,000,000
Maturity Value: $5,267,494
Settlement Date: 03/24/17

Collateralized by mortgage-backed obligation, 4.927%, due
10/25/27, various asset-backed obligations, 1.635% to 6.940%, due 02/22/21 to 04/25/57, various corporate security issuers,
0.000% to 11.500%, due 01/15/21 to 12/29/49 and various
sovereign debt security issuers, 5.600% to 8.750%, due
03/09/24 to 11/14/24. The aggregate market value of the
collateral, including accrued interest, was $5,722,617.

BofA Securities, Inc. (OBFR + 0.75%)
15,000,000	2.330	(c)	06/29/20	15,000,000
Maturity Value: $15,162,129
Settlement Date: 01/16/20

Collateralized by an Exchange-Traded Fund, 0.000%, due
01/01/49, and various corporate security issuers, 1.375% to
6.125%, due 05/01/20 to 08/15/28. The aggregate market value of the collateral, including accrued interest, was $16,358,656.

Citigroup Global Markets, Inc. (3 Mo. LIBOR + 0.43%)
3,000,000	2.333	(c)	03/23/20	3,000,000
Maturity Value: $3,018,466
Settlement Date: 12/19/19

Collateralized by mortgage-backed obligations, 1.737% to
4.160%, due 12/25/30 to 09/25/64 and various asset-backed
obligations, 0.000% to 6.330%, due 07/20/21 to 12/05/42. The aggregate market value of the collateral, including accrued
interest, was $3,300,000.

8	The accompanying notes are an integral part of these financial statements.

INVESTOR MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements-Unaffiliated Issuers(e) – (continued)
Citigroup Global Markets, Inc. (3 Mo. LIBOR + 0.40%)
$9,500,000	2.107	% (c)	05/18/20	$9,500,000
Maturity Value: $9,603,987
Settlement Date: 11/13/19

Collateralized by mortgage-backed obligations, 1.737% to
4.160%, due 12/25/30 to 05/25/37 and various asset-backed
obligations, 0.000% to 6.330%, due 12/01/25 to 12/05/42. The aggregate market value of the collateral, including accrued
interest, was $10,450,000.

6,000,000	2.243	(c)	06/02/20	6,000,000
Maturity Value: $6,238,093
Settlement Date: 09/10/18

Collateralized by mortgage-backed obligations, 0.080% to
5.000%, due 05/25/34 to 01/25/66 and various asset-backed
obligations, 0.000% to 6.330%, due 04/15/24 to 12/05/42. The aggregate market value of the collateral, including accrued
interest, was $6,600,002.

Joint Account III
491,500,000	1.607		03/02/20	491,500,000
Maturity Value: $491,565,818

Societe Generale (OBFR + 0.36%)
13,000,000	1.940	(c)	04/03/20	13,000,000
Maturity Value: $13,088,270
Settlement Date: 12/03/19

Collateralized by mortgage-backed obligations, 1.857% to
5.909%, due 08/15/34 to 07/15/47, various asset-backed
obligations, 1.777% to 6.940%, due 11/20/28 to 04/15/39,
various corporate security issuers, 2.015% to 12.000%, due
10/01/20 to 10/15/93 and various sovereign debt security
issuers, 4.250% to 11.875%, due 09/26/22 to 01/30/60. The
aggregate market value of the collateral, including accrued
interest, was $14,457,199.

Wells Fargo Securities LLC (3 Mo. LIBOR + 0.40%)
9,500,000	2.131	(c)	05/07/20	9,500,000
Maturity Value: $9,598,973
Settlement Date: 11/13/19
Collateralized by various asset-backed obligations, 2.027% to 9.658%, due 06/20/22 to 12/25/35. The aggregate market value of the collateral, including accrued interest, was $10,735,000.

9,500,000	2.113	(c)	05/08/20	9,500,000
Maturity Value: $9,566,354
Settlement Date: 01/10/20
Collateralized by various corporate security issuers, 3.000% to 11.000%, due 01/15/21 to 12/31/99. The aggregate market value of the collateral, including accrued interest, was $10,450,461.

TOTAL REPURCHASE AGREEMENTS- UNAFFILIATED ISSUERS				$562,000,000

TOTAL INVESTMENTS – 101.6%				$1,934,557,844

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.6)%				(30,245,822)

NET ASSETS – 100.0%				$1,904,312,022

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 29, 2020.

(d)	Rate shown is that which is in effect on February 29, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Unless noted, all repurchase agreements were entered into on February 29, 2020. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FEDL01	—US Federal Funds Effective Rate
GO	—General Obligation
LIBOR	—London Interbank Offered Rates
LOC	—Letter of Credit
MMY	—Money Market Yield
OBFR	—Overnight Bank Funding Rate
RB	—Revenue Bond
RMKT	—Remarketed
SOFR	—Secured Overnight Financing Rate
SPA	—Stand-by Purchase Agreement
T-Bill	—Treasury Bill
VRDN	—Variable Rate Demand Notes

The accompanying notes are an integral part of these financial statements.	9

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – 97.6%
Alabama – 2.2%
Huntsville Health Care Authority CP Series 2019 A2
$500,000	1.170%	03/05/20	$500,000
Huntsville Health Care Authority CP Series 2020 A2
5,000,000	1.030	05/20/20	5,000,000
9,050,000	1.090	05/21/20	9,050,000
7,150,000	1.120	06/04/20	7,150,000
Mobile IDB VRDN PCRB for Alabama Power Co. Barry Plant Project Series 2007 C RMKT(a)
11,500,000	1.250	03/07/20	11,500,000

			33,200,000

Alaska – 1.1%
Alaska Housing Finance Corp. VRDN RB State Capital Project Series 2002 C RMKT(a)
2,925,000	1.290	03/07/20	2,925,000
City of Valdez Marine Terminal VRDN RB Refunding for Exxon Pipeline Co. Project Series 1985(a)
900,000	1.180	03/01/20	900,000
City of Valdez Marine Terminal VRDN RB Refunding for ExxonMobil Project Series 2001 (GTY AGMT – Exxon Mobil Corp.)(a)
12,350,000	1.180	03/01/20	12,350,000

			16,175,000

Arizona – 0.4%
Arizona Health Facilities Authority VRDN RB Refunding for Banner Health Series 2008 F (JPMorgan Chase Bank N.A., LOC) (a)
4,540,000	1.140	03/07/20	4,540,000
Arizona State University VRDN RB Refunding Series 2008 B RMKT(a)
1,000,000	1.100	03/07/20	1,000,000

			5,540,000

California – 1.3%
County of Los Angeles TRANS Series 2019-20
12,500,000	5.000	06/30/20	12,653,446
University of California CP Series 2020 A
8,000,000	0.950	07/06/20	8,000,000

			20,653,446

Colorado – 3.7%
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2005 A RMKT (Bank of America N.A., SPA)(a)
30,600,000	1.170	03/07/20	30,600,000
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2006 B RMKT (Landesbank Hessen- Thueringen Girozentrale, SPA)(a)
1,490,000	1.280	03/07/20	1,490,000
City of Colorado Springs Utilities System VRDN RB Series 2010 C RMKT (Barclays Bank PLC, SPA)(a)
8,545,000	1.180	03/07/20	8,545,000
City of Colorado Springs Utilities System VRDN RB Series 2012 A (U.S. Bank N.A., SPA)(a)
4,300,000	1.180	03/07/20	4,300,000

Municipal Debt Obligations – (continued)
Colorado – (continued)
Colorado Housing & Finance Authority VRDN RB Refunding for Single Family Mortgage Class I Series 2001 AA-2 (Sumitomo Mitsui Banking Corp., LOC)(a)
8,865,000	1.200	03/07/20	8,865,000
University of Colorado Hospital Authority VRDN RB Refunding Series 2017 B-2(a)
3,800,000	1.140	03/07/20	3,800,000

			57,600,000

Connecticut – 3.2%
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2012 Subseries B-3 (Royal Bank of Canada, SPA)(a)
17,130,000	1.150	03/07/20	17,130,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2013 Subseries B-6 RMKT (Sumitomo Mitsui Banking Corp., SPA)(a)
5,000,000	1.170	03/07/20	5,000,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2016 Subseries E-3 (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
22,570,000	1.120	03/07/20	22,570,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2017 Subseries A-3 (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
400,000	1.200	03/07/20	400,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2019 Subseries B-3 (Bank of America N.A., SPA) (a)
4,000,000	1.150	03/07/20	4,000,000

			49,100,000

Delaware – 0.1%
University of Delaware VRDN RB Refunding Series 2005 (TD Bank N.A., SPA)(a)
990,000	1.180	03/01/20	990,000

District of Columbia – 2.9%
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Subordinate Lien Series 2014 Subseries B-1 (TD Bank N.A., SPA)(a)
650,000	1.160	03/07/20	650,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Subordinate Lien Series 2014 Subseries B-2 (TD Bank N.A., SPA)(a)
15,165,000	1.160	03/07/20	15,165,000
Metropolitan Washington Airports Authority Airport System VRDN RB Refunding Series 2009 D Subseries D-2 (TD Bank N.A., LOC)(a)
27,535,000	1.140	03/01/20	27,535,000
Metropolitan Washington Airports Authority Airport System VRDN RB Refunding Series 2010 C Subseries C-2 RMKT (Sumitomo Mitsui Banking Corp., LOC)(a)
1,680,000	1.180	03/07/20	1,680,000

			45,030,000

10	The accompanying notes are an integral part of these financial statements.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Florida – 3.6%
City of Gainesville Utilities System VRDN RB Refunding Series 2007 A RMKT (State Street Bank & Trust Co., SPA)(a)
$14,960,000	1.250%	03/07/20	$14,960,000
City of Gainesville Utilities System VRDN RB Refunding Series 2012 B RMKT (Citibank N.A., SPA)(a)
15,040,000	1.220	03/07/20	15,040,000
Orlando Utilities Commission VRDN RB Water Utility Improvements Series 2008-2 RMKT (TD Bank N.A., SPA)(a)
11,150,000	1.200	03/07/20	11,150,000
Pinellas County Health Facilities Authority VRDN RB Refunding for BayCare Health System Series 2009 A2 (Northern Trust Co., LOC)(a)
13,655,000	1.150	03/07/20	13,655,000

			54,805,000

Georgia – 3.6%
Private Colleges & Universities Authority VRDN RB Refunding for Emory University Series 2005 B-1(a)
25,525,000	1.110	03/07/20	25,525,000
Private Colleges & Universities Authority VRDN RB Refunding for Emory University Series 2005 B-2(a)
8,425,000	1.120	03/07/20	8,425,000
Private Colleges & Universities Authority VRDN RB Refunding for Emory University Series 2005 B-3(a)
8,000,000	1.100	03/07/20	8,000,000
Private Colleges & Universities Authority VRDN RB Refunding for Emory University Series 2005 C-4 RMKT(a)
8,970,000	1.120	03/07/20	8,970,000
Private Colleges & Universities Authority VRDN RB Refunding for Emory University Series 2005 C-5 RMKT(a)
5,100,000	1.110	03/07/20	5,100,000

			56,020,000

Idaho – 1.2%
State of Idaho GO TRANS Series 2019
18,000,000	3.000	06/30/20	18,100,128

Illinois – 2.4%
Illinois Finance Authority VRDN RB for University of Chicago Series 2004 B(a)
500,000	1.120	03/07/20	500,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Series 2004 C(a)
2,100,000	1.120	03/07/20	2,100,000
Illinois Health Facilities Authority VRDN RB Refunding for Evanston Hospital Corp. Series 1996 RMKT (JPMorgan Chase Bank N.A., SPA)(a)
15,500,000	1.240	03/07/20	15,500,000
Illinois Housing Development Authority VRDN Homeowner Mortgage RB Series 2018 Subseries A-2 (GNMA/FNMA/ FHLMC)(FHLB, SPA)(a)
4,875,000	1.170	03/07/20	4,875,000
Illinois Housing Development Authority VRDN RB Series 2019 B (FHLB, SPA)(a)
2,850,000	1.180	03/07/20	2,850,000
Illinois State Finance Authority VRDN RB Refunding for Advocate Health Care Series 2008 Subseries C3A (Northern Trust Co., SPA) (a)
4,000,000	1.170	03/07/20	4,000,000

Municipal Debt Obligations – (continued)
Illinois – (continued)
Joliet Regional Port District VRDN Marine Terminal RB Refunding for Exxon Project Series 1989(a)
6,500,000	1.180	03/01/20	6,500,000

			36,325,000

Indiana – 1.2%
Indiana Finance Authority VRDN RB Refunding for Ascension Health Senior Credit Group Series 2008 E-5 Convertible(a)
235,000	1.130	03/07/20	235,000
Indiana Finance Authority VRDN RB Refunding for Ascension Health Senior Credit Group Series 2008 E-7 Convertible(a)
320,000	1.200	03/07/20	320,000
Indiana Health Facility Financing Authority VRDN RB for Ascension Health Subordinate Credit Group Series 2005 A-2 RMKT(a)
3,100,000	1.130	03/07/20	3,100,000
Indiana Health Facility Financing Authority VRDN RB Refunding for Ascension Health Credit Group Series 2003 E-6(a)
2,725,000	1.130	03/07/20	2,725,000
Purdue University VRDN COPS Series 2011 A(a)
8,300,000	1.070	03/07/20	8,300,000
Purdue University VRDN RB for Student Facilities System Series 2004 A(a)
765,000	1.080	03/07/20	765,000
Purdue University VRDN RB for Student Facilities System Series 2007 C(a)
3,765,000	1.070	03/07/20	3,765,000

			19,210,000

Iowa – 0.2%
Iowa Finance Authority VRDN RB for Unitypoint Health Series 2018 E(a)
2,600,000	1.190	03/01/20	2,600,000

Kentucky – 0.8%
Kentucky Asset/Liability Commission TRANS Series 2019 A
12,000,000	3.000	06/25/20	12,060,003

Louisiana – 0.4%
East Baton Rouge Parish IDB, Inc. VRDN PCRB Refunding for Exxon Project Series 1993(a)
1,700,000	1.180	03/01/20	1,700,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Bonds Series 2010 B(a)
4,000,000	1.180	03/01/20	4,000,000

			5,700,000

Maryland – 6.2%
County of Baltimore Maryland GO BANS Series 2019
20,000,000	4.000	03/19/20	20,022,336
Maryland State Economic Development Corp. VRDN RB Refunding for Howard Hughes Medical Institute Project Series 2008 B(a)
24,680,000	1.170	03/07/20	24,680,000
Maryland State Health & Higher Educational Facilities Authority CP Series 2020 B
5,980,000	1.100	05/04/20	5,980,000

The accompanying notes are an integral part of these financial statements.	11

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Maryland – (continued)
Montgomery County BANS CP Series 2010 A
$20,000,000	1.220%	05/07/20	$20,000,000
Montgomery County BANS CP Series 2010 B
16,000,000	1.180	05/14/20	16,000,000
Washington Suburban Sanitary District GO VRDN BANS Series 2013 A (County Guarantee)(TD Bank N.A., SPA)(a)
700,000	1.180	03/07/20	700,000
Washington Suburban Sanitary District GO VRDN BANS Series 2015 A-2 (County Guarantee)(TD Bank N.A., SPA)(a)
7,300,000	1.180	03/07/20	7,300,000

			94,682,336

Massachusetts – 10.4%
Commonwealth of Massachusetts GO VRDN Consolidated Loan Refunding Series 2006 A RMKT (Barclays Bank PLC, SPA)(a)
3,400,000	1.120	03/01/20	3,400,000
Commonwealth of Massachusetts GO VRDN for Central Artery/ Ted Williams Tunnel Infrastructure Loan Act Series 2000 A RMKT (Citibank N.A., SPA)(a)
29,850,000	1.140	03/07/20	29,850,000
Massachusetts Health & Educational Facilities Authority CP Series 2020 A2
5,000,000	1.050	06/04/20	5,000,000
Massachusetts Health & Educational Facilities Authority CP Series 2020 EE
15,000,000	0.970	04/03/20	15,000,000
13,000,000	1.000	05/18/20	13,000,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University Series 2000 Y(a)
17,300,000	1.100	03/07/20	17,300,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Massachusetts Institute of Technology Series 2001 J-1(a)
32,500,000	1.000	03/07/20	32,500,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-1 RMKT (Bank of America N.A., SPA)(a)
8,100,000	1.150	03/01/20	8,100,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Partners HealthCare System Series 1997 P-1 RMKT (GTY AGMT- Brigham and Women’s Hospital, Inc.) (JPMorgan Chase Bank N.A., SPA)(a)
2,700,000	1.200	03/07/20	2,700,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Partners Healthcare System Series 1997 P-2-RMKT (GTY AGMT – Brigham & Women’s Hospital, Inc.) (JPMorgan Chase & Co. SPA)(a)
2,600,000	1.140	03/07/20	2,600,000
Massachusetts Health & Educational Facilities Authority VRDN RB Refunding for Partners Healthcare System Series 2005 F-3 (TD Bank N.A., LOC)(a)
1,500,000	1.130	03/07/20	1,500,000
Massachusetts Health & Educational Facilities Authority VRDN RB Refunding for Tufts University Series 2008 N-1 (U.S. Bank N.A., SPA)(a)
900,000	1.120	03/01/20	900,000
Massachusetts Water Resources Authority CP Series 1999 A2
7,350,000	1.140	08/13/20	7,350,000

Municipal Debt Obligations – (continued)
Massachusetts – (continued)
Massachusetts Water Resources Authority VRDN RB Refunding Subordinated General Series 2008 A-3 RMKT (Wells Fargo Bank N.A. SPA)(a)
5,000,000	1.140	03/07/20	5,000,000
Massachusetts Water Resources Authority VRDN RB Refunding Subordinated General Series 2008 E (JPMorgan Chase Bank N.A., SPA)(a)
15,460,000	1.130	03/07/20	15,460,000

			159,660,000

Michigan – 4.2%
Michigan Finance Authority VRDN RB Refunding for Hospital Project Ascension Senior Credit Group Series 2016 E-2(a)
7,690,000	1.170	03/07/20	7,690,000
Michigan Finance Authority VRDN RB Refunding for Hospital Project Ascension Senior Credit Group Series 2016 E-3(a)
5,130,000	1.200	03/07/20	5,130,000
Michigan State University VRDN RB General Series 2000 A (Northern Trust Co., SPA)(a)
1,125,000	1.230	03/07/20	1,125,000
Michigan State University VRDN RB General Series 2005 (Royal Bank of Canada, SPA)(a)
17,690,000	1.230	03/07/20	17,690,000
Regents of the University of Michigan VRDN RB Refunding General Series 2012 D-1(a)
1,725,000	1.140	03/01/20	1,725,000
University of Michigan CP Notes Series 2019 K-1
1,515,000	1.100	04/01/20	1,515,000
University of Michigan CP Notes Series 2020 K-1
6,500,000	0.920	03/05/20	6,500,000
University of Michigan General Revenue CP Series 2020 B
23,000,000	1.040	05/21/20	23,000,000

			64,375,000

Minnesota – 3.8%
County of Hennepin GO VRDN Series 2017 B (U.S. Bank N.A., SPA)(a)
22,255,000	1.150	03/07/20	22,255,000
Minnesota Higher Education Facilities Authority VRDN RB Refunding for Carleton College Series 2005 Six D (JPMorgan Chase Bank N.A., SPA)(a)
3,620,000	1.170	03/07/20	3,620,000
Minnesota Housing Finance Agency VRDN Residential Housing Finance RB Refunding Series 2019 D (GNMA/FNMA/ FHLMC) (Royal Bank of Canada, SPA)(a)
8,550,000	1.150	03/07/20	8,550,000
Rochester Health Care Facilities VRDN RB Refunding for Mayo Clinic Series 2008 A(a)
8,000,000	1.140	03/07/20	8,000,000
Rochester Health Care Facilities VRDN RB Refunding for Mayo Clinic Series 2008 B (Northern Trust Co., SPA)(a)
12,000,000	1.140	03/07/20	12,000,000
University of Minnesota CP Notes Series 2020 G
3,770,000	1.080	06/04/20	3,770,000

			58,195,000

12	The accompanying notes are an integral part of these financial statements.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Mississippi – 2.8%
Jackson County Port Facilities VRDN RB Refunding for Chevron USA, Inc. Project Series 1993(a)
$800,000	1.200%	03/01/20	$800,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 C (GTY AGMT – Chevron Corp.)(a)
6,075,000	1.200	03/01/20	6,075,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 C (GTY AGMT – Chevron Corp.)(a)
3,070,000	1.160	03/07/20	3,070,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 F (GTY AGMT – Chevron Corp.)(a)
500,000	1.160	03/07/20	500,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 H (GTY AGMT – Chevron Corp.)(a)
400,000	1.200	03/01/20	400,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 K (GTY AGMT – Chevron Corp.)(a)
385,000	1.200	03/01/20	385,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 F (GTY AGMT – Chevron Corp.)(a)
550,000	1.180	03/01/20	550,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 G (GTY AGMT – Chevron Corp.)(a)
1,035,000	1.200	03/01/20	1,035,000
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 D (GTY AGMT – Chevron Corp.)(a)
4,000,000	1.180	03/01/20	4,000,000
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 A (GTY AGMT – Chevron Corp.)(a)
905,000	1.200	03/01/20	905,000
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 A (GTY AGMT – Chevron Corp.)(a)
7,100,000	1.160	03/07/20	7,100,000
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 E (GTY AGMT – Chevron Corp.)(a)
13,995,000	1.160	03/07/20	13,995,000
Mississippi Business Finance Corporation Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 J (GTY AGMT – Chevron Corp.)(a)
4,390,000	1.180	03/01/20	4,390,000

			43,205,000

Missouri – 2.7%
Curators University of Missouri CP Series 2020 A
18,300,000	1.150	05/20/20	18,300,000
10,000,000	1.130	05/21/20	10,000,000

Municipal Debt Obligations – (continued)
Missouri – (continued)
Curators University of Missouri Systems Facilities VRDN RB Refunding Series 2007 B(a)
11,185,000	1.180	03/07/20	11,185,000
Missouri Health & Educational Facilities Authority VRDN RB Refunding for Ascension Health Credit Group Series 2003 C-2 RMKT(a)
200,000	1.200	03/07/20	200,000
Missouri Health & Educational Facilities Authority VRDN RB Refunding for Ascension Health Credit Group Series 2003 C-3 RMKT(a)
140,000	1.170	03/07/20	140,000
Missouri Health & Educational Facilities Authority VRDN RB Refunding for BJC Health System Series 2008 A (U.S. Bank N.A., LIQ)(a)
1,350,000	1.140	03/07/20	1,350,000

			41,175,000

Multi-State – 2.0%
Federal Home Loan Mortgage Corporation VRDN RB for Multi- Family Variable Rate Certificates Series 2013-M027 Class A (FHLMC, LIQ)(a)(b)
19,790,000	1.170	03/07/20	19,790,000
Federal Home Loan Mortgage Corporation VRDN RB for Multi- Family Variable Rate Certificates Series 2014-M031 Class A (FHLMC, LIQ)(a)(b)
11,690,000	1.180	03/07/20	11,690,000

			31,480,000

Nebraska – 0.9%
Nebraska Investment Finance Authority VRDN RB for Single Family Housing Series 2019 C (FHLB, SPA)(a)
13,675,000	1.200	03/07/20	13,675,000

New York – 11.4%
Metropolitan Transportation Authority VRDN RB Refunding for Transportation Revenue Series 2012 G-1 RMKT (Barclays Bank PLC, LOC)(a)
5,040,000	1.170	03/01/20	5,040,000
Nassau County Interim Finance Authority VRDN RB Refunding for Sales Tax Revenue Series 2008 B (Sumitomo Mitsui Banking Corp., SPA)(a)
7,800,000	1.100	03/07/20	7,800,000
Nassau County RANS Series 2020 A
10,000,000	2.000	12/09/20	10,063,549
New York City GO VRDN Series 2008 Subseries B-3 (TD Bank N.A. LOC)(a)
350,000	1.140	03/07/20	350,000
New York City GO VRDN Series 2011 Subseries A-3 (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
4,925,000	1.180	03/01/20	4,925,000
New York City GO VRDN Series 2013 F Subseries F-3 (Bank of America N.A., SPA)(a)
10,000,000	1.170	03/01/20	10,000,000
New York City Housing Development Corp. Multi-Family Mortgage VRDN RB for Elliot Chelsea Development Series 2010 A (FHLMC, LIQ)(a)
17,800,000	1.150	03/07/20	17,800,000

The accompanying notes are an integral part of these financial statements.	13

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
New York – (continued)
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB for Second General Resolution Series 2019 BB (Industrial & Commercial Bank of China, SPA)(a)
$15,000,000	1.200%	03/07/20	$15,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Refunding for Second General Resolution Series 2009 Subseries BB-1 (Landesbank Hessen- Thueringen Girozentrale, SPA)(a)
6,000,000	1.220	03/01/20	6,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2011 Subseries FF-1 (Bank of America N.A., SPA)(a)
3,100,000	1.170	03/01/20	3,100,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2011 Subseries FF-2 (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
700,000	1.220	03/01/20	700,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2010 Subseries F-5 (Sumitomo Mitsui Banking Corp., LOC)(a)
300,000	1.150	03/07/20	300,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT(a)
3,100,000	1.120	03/07/20	3,100,000
New York City Trust for Cultural Resources VRDN RB Refunding for The New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A., LOC)(a)
13,555,000	1.140	03/07/20	13,555,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Columbia University Series 2009 A(a)
8,700,000	1.150	03/07/20	8,700,000
New York State Dormitory Authority Non-State Supported VRDN RB for Rockefeller University Series 2008 A (JPMorgan Chase Bank N.A., SPA)(a)
900,000	1.200	03/07/20	900,000
New York State Dormitory Authority VRDN RB Refunding for Personal Income Tax Revenue Series 2019 C (JPMorgan Chase Bank N.A., SPA)(a)
2,000,000	1.200	03/07/20	2,000,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA, LIQ) (FNMA, LOC)(a)
4,600,000	1.180	03/07/20	4,600,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Series 2004 A RMKT (FNMA, LIQ)(FNMA, LOC)(a)
9,000,000	1.160	03/07/20	9,000,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA, LIQ)(FNMA, LOC)(a)
4,400,000	1.200	03/07/20	4,400,000
New York State Housing Finance Agency VRDN RB for Clinton Park Housing Series 2010 A (FHLMC, LIQ)(a)
15,000,000	1.140	03/07/20	15,000,000

Municipal Debt Obligations – (continued)
New York – (continued)
New York State Housing Finance Agency VRDN RB Refunding for Taconic Housing West 17th Street Series 2009 A (FNMA, LIQ)(FNMA, LOC)(a)
620,000	1.180	03/07/20	620,000
New York State Housing Finance Agency VRDN RB Refunding Series 2003 L RMKT (Bank of America N.A., LOC)(a)
660,000	1.130	03/07/20	660,000
New York State Local Government Assistance Corp. VRDN RB Refunding for Subordinated Lien Series 2008 B-7V (JPMorgan Chase Bank N.A., SPA)(a)
250,000	1.200	03/07/20	250,000
New York State Power Authority CP Series 2020 A2
12,000,000	1.120	04/07/20	12,000,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2005 Subseries B-3 RMKT (State Street Bank & Trust Co., LOC)(a)
19,900,000	1.180	03/01/20	19,900,000

			175,763,549

North Carolina – 1.4%
City of Raleigh Combined Enterprise System VRDN RB Series 2008 A RMKT (Bank of America N.A., SPA)(a)
1,365,000	1.180	03/07/20	1,365,000
City of Raleigh Combined Enterprise System VRDN RB Series 2008 B RMKT (Bank of America N.A., SPA)(a)
18,300,000	1.180	03/07/20	18,300,000
North Carolina Educational Facilities Finance Agency VRDN RB for Duke University Project Series 1991 B(a)
275,000	1.080	03/07/20	275,000
University of North Carolina at Chapel Hill VRDN RB Refunding Series 2001 B(a)
480,000	1.200	03/07/20	480,000
University of North Carolina Hospital at Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A., SPA)(a)
100,000	1.150	03/07/20	100,000
University of North Carolina Hospital at Chapel Hill VRDN RB Series 2001 B RMKT (Landesbank Hessen-Thueringen Girozentrale, SPA)(a)
280,000	1.200	03/01/20	280,000

			20,800,000

Ohio – 2.7%
City of Columbus GO VRDN for Sanitation Sewer System Series 2006-1(a)
5,865,000	1.100	03/07/20	5,865,000
City of Columbus Sewerage System VRDN RB Refunding Series 2008 B(a)
2,975,000	1.100	03/07/20	2,975,000
County of Hamilton VRDN RB Refunding for Cincinnati Children’s Hospital Medical Center Series 2018 AA(a)
13,650,000	1.170	03/07/20	13,650,000
Franklin County Hospital VRDN RB Refunding for Ohio Health Facilities Series 2009 B RMKT (Barclays Bank PLC, SPA)(a)
12,290,000	1.180	03/07/20	12,290,000
Ohio State University/The General Receipts VRDN RB Series 2005 B(a)
190,000	1.100	03/07/20	190,000

14	The accompanying notes are an integral part of these financial statements.

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Ohio – (continued)
Ohio State University/The General Receipts VRDN RB Series 2014 B-1(a)
$3,300,000	1.100%	03/07/20	$3,300,000
State of Ohio GO VRDN for Common Schools Series 2006 C(a)
3,120,000	1.060	03/07/20	3,120,000

			41,390,000

South Carolina – 0.4%
City of Columbia, South Carolina Waterworks & Sewer System VRDN RB Series 2009 RMKT (Sumitomo Mitsui Banking Corp., LOC)(a)
6,750,000	1.140	03/07/20	6,750,000

Texas – 10.9%
City of Dallas CP Series 2020 D-1
17,000,000	1.100	03/03/20	17,000,000
El Paso Water & Sewer CP Series 2020 A
5,000,000	1.070	03/04/20	5,000,000
5,000,000	1.050	05/21/20	5,000,000
Gulf Coast Waste Disposal Authority VRDN PCRB Refunding for Exxon Project Series 1989(a)
950,000	1.180	03/01/20	950,000
Harris County Cultural Education Facilities Finance Corp. CP Series 2019 C-1
8,050,000	1.150	05/19/20	8,050,000
17,000,000	1.050	06/03/20	17,000,000
Harris County Cultural Education Facilities Finance Corp. CP Series 2019 C-2
6,230,000	1.370	03/04/20	6,230,000
9,355,000	1.150	05/19/20	9,355,000
Houston Utilities Systems CP Series 2020 B-1
5,000,000	1.100	06/02/20	5,000,000
Lower Neches Valley Authority Industrial Development Corp. VRDN RB Refunding for ExxonMobil Project Series 2012 (GTY AGMT – Exxon Mobil Corp.)(a)
3,000,000	1.200	03/01/20	3,000,000
Port of Port Arthur Navigation District VRDN RB Refunding for Texaco, Inc. Project Series 1994(a)
5,100,000	1.180	03/01/20	5,100,000
State of Texas GO VRDN Veterans Bonds Series 2017 (Sumitomo Mitsui Banking Corp., SPA)(a)
100,000	1.200	03/07/20	100,000
State of Texas TRANS Series 2019
44,700,000	4.000	08/27/20	45,295,762
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources System Series 2012 B(a)
10,610,000	1.170	03/07/20	10,610,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Texas Health Resources Series 2008 A(a)
500,000	1.170	03/07/20	500,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Texas Health Resources Series 2008 B(a)
15,685,000	1.240	03/07/20	15,685,000

Municipal Debt Obligations – (continued)
Texas – (continued)
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Texas Health Resources Series 2008 C(a)
300,000	1.170	03/07/20	300,000
University of Texas Permanent University Fund CP Series 2020 A
10,500,000	1.160	03/06/20	10,500,000
University of Texas University Revenue CP Series 2020 A
2,750,000	1.060	07/08/20	2,750,000

			167,425,762

Virginia – 6.0%
City of Norfolk Economic Development Authority Hospital Facilities VRDN RB Refunding for Sentara Healthcare Series 2016 B(a)
12,080,000	1.170	03/07/20	12,080,000
Fairfax County IDA VRDN RB Refunding for Inova Health System Project Series 2016 C(a)
6,445,000	1.160	03/07/20	6,445,000
Fairfax County IDA VRDN RB Refunding for Inova Health System Project Series 2018 C(a)
43,500,000	1.160	03/07/20	43,500,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2003 C(a)
16,545,000	1.170	03/07/20	16,545,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2003 D(a)
5,350,000	1.170	03/07/20	5,350,000
Loudoun County IDA VRDN RB for Howard Hughes Medical Institute Series 2009 B(a)
7,870,000	1.170	03/07/20	7,870,000
Virginia College Building Authority Educational Facilities VRDN RB Refunding for University of Richmond Project Series 2004 (U.S. Bank N.A., SPA)(a)
100,000	1.130	03/07/20	100,000

			91,890,000

Washington – 2.8%
Port of Tacoma VRDN Subordinate Lien RB Series 2008 B (Bank of America N.A., LOC)(a)
11,500,000	1.170	03/07/20	11,500,000
Washington Health Care Facilities Authority VRDN RB Refunding for Providence Health & Services Series 2012 C (U.S. Bank N.A., SPA)(a)
22,255,000	1.150	03/07/20	22,255,000
Washington State Housing Finance Commission VRDN RB for Discovery Heights Apartments Series 2010 (FHLMC, LIQ)(a)
9,110,000	1.170	03/07/20	9,110,000
Washington State Housing Finance Commission VRDN RB for Interurban Senior Living Apartments Project (FHLMC, LIQ)(FHLMC, LOC)(a)
725,000	1.150	03/07/20	725,000

			43,590,000

The accompanying notes are an integral part of these financial statements.	15

INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Municipal Debt Obligations – (continued)
Wisconsin – 0.3%
Wisconsin Housing & Economic Development Authority VRDN Home Ownership RB Series 2019 B (FNMA)(FHLB, SPA)(a)
$5,100,000	1.150%	03/07/20	$5,100,000

Wyoming – 0.4%
County of Lincoln, Wyoming VRDN PCRB Refunding for Exxon Mobil Project Series 2014 E (GTY AGMT - Exxon Mobil Corp.)(a)
5,200,000	1.180	03/01/20	5,200,000
Unita County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993 (GTY AGMT – Chevron Corp.)(a)
995,000	1.200	03/01/20	995,000

			6,195,000

TOTAL INVESTMENTS – 97.6%			$1,498,460,224

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%			37,108,484

NET ASSETS – 100.0%			$1,535,568,708

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Rate shown is that which is in effect on February 29, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(b) Exempt from registration under Rule 144A of the Securities Act of 1933.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
BANS	—Bond Anticipation Notes
COPS	—Certificates of Participation
CP	—Commercial Paper
FHLB	—Insured by Federal Home Loan Bank
FHLMC	—Insured by Federal Home Loan Mortgage Corp.
FNMA	—Insured by Federal National Mortgage Association
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
GTY AGMT	—Guaranty Agreement
IDA	—Industrial Development Agency
IDB	—Industrial Development Board
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCRB	—Pollution Control Revenue Bond
RANS	—Revenue Anticipation Notes
RB	—Revenue Bond
RMKT	—Remarketed
SPA	—Stand-by Purchase Agreement
TRANS	—Tax Revenue Anticipation Notes
VRDN	—Variable Rate Demand Notes
WI	—When Issued Security

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III — At February 29, 2020, the Investor Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III, with a maturity date of March 2, 2020, as follows:

Principal Amount	Maturity Value	Collateral Value
$491,500,000	$491,565,818	$506,265,506

REPURCHASE AGREEMENTS — At February 29, 2020, the Principal Amounts of the Investor Money Market Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Principal Amount
ABN Amro Bank N.V.	1.610%	$43,550,633
Bank of America, N.A.	1.610	31,107,595
BofA Securities, Inc.	1.610	105,765,823
Bank of Nova Scotia (The)	1.600	149,316,456
Wells Fargo Securities, LLC	1.610	161,759,493

TOTAL		$491,500,000

At February 29, 2020, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000 to 9.500%	08/01/20 to 03/01/50
Federal National Mortgage Association	2.500 to 6.500	11/01/26 to 05/01/58
Government National Mortgage Association	3.000 to 4.000	10/15/40 to 10/20/49

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

	Investor Money Market Fund	Investor Tax-Exempt Money Market Fund
Assets:
Investments based on amortized cost	$1,372,557,844	$1,498,460,224
Repurchase agreements based on amortized cost	562,000,000	—
Cash	19,146	—
Receivables:
Fund shares sold	18,933,246	412,318
Investments sold	5,027,051	36,376,202
Interest	2,442,279	3,748,586
Reimbursement from investment advisor	23,185	19,302
Other assets	241,214	113,068
Total assets	1,961,243,965	1,539,129,700

Liabilities:
Due to custodian	—	670,060
Payables:
Investments purchased	39,055,433	—
Fund shares redeemed	17,241,871	1,745,045
Dividend distribution	177,377	866,124
Management fees	240,250	194,868
Distribution and Service fees and Transfer Agency fees	74,223	15,548
Accrued expenses	142,789	69,347
Total liabilities	56,931,943	3,560,992

Net Assets:
Paid-in capital	1,904,266,262	1,535,573,226
Total distributable earnings (loss)	45,760	(4,518)
NET ASSETS	$1,904,312,022	$1,535,568,708
Net asset value, offering and redemption price per share	$1.00	$1.00
Net Assets:
Class I Shares	$1,526,145,791	$1,519,672,177
Select Shares	—	1,036
Preferred Shares	—	78,880
Capital Shares	—	1,031
Administration Shares	42,780,724	304,421
Premier Shares	—	1,024
Service Shares	40,212,667	810,350
Resource Shares	10,656	2,069,007
Cash Management Shares	24,115,016	1,011
Class A Shares	271,036,782	12,620,723
Class C Shares	10,386	9,048
Total Net Assets	$1,904,312,022	$1,535,568,708
Shares outstanding $0.001 par value (unlimited number of shares authorized):
Class I Shares	1,526,119,796	1,519,626,222
Select Shares	—	1,036
Preferred Shares	—	78,877
Capital Shares	—	1,031
Administration Shares	42,779,994	304,411
Premier Shares	—	1,024
Service Shares	40,211,980	810,325
Resource Shares	10,656	2,068,945
Cash Management Shares	24,114,604	1,011
Class A Shares	271,032,137	12,620,342
Class C Shares	10,386	9,048

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statements of Operations

For the six months ended February 29, 2020 (Unaudited)

	Investor Money Market Fund	Investor Tax-Exempt Money Market Fund
Investment Income:

Interest income	$17,973,377	$8,775,089

Expenses:
Fund-Level Expenses:

Management fees	1,435,388	1,156,524

Registration fees	147,172	75,335

Transfer Agency fees	89,712	72,283

Custody, accounting and administrative services	48,943	57,650

Professional fees	37,309	37,242

Printing and mailing fees	17,027	13,899

Shareholder Meeting Expense	15,587	3,886

Trustee fees	10,135	7,052

Other	1,519	11,529

Subtotal	1,802,792	1,435,400
Class Specific Expenses:

Distribution and Service fees — Class A Shares	283,567	16,483

Service Share fees	98,656	2,947

Cash Management Share fees	58,685	2

Administration Share fees	40,483	376

Distribution fees — Cash Management Shares	35,211	2

Distribution fees — Class C Shares	59	45

Resource Share fees	26	6,355

Distribution fees — Resource Shares	8	1,906

Preferred Share fees	—	33

Premier Share fees	—	2

Total expenses	2,319,487	1,463,551

Less — expense reductions	(136,737)	(107,554)

Net expenses	2,182,750	1,355,997

NET INVESTMENT INCOME	$15,790,627	$7,419,092

Net realized gain from investment transactions	164,816	2,161

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,955,443	$7,421,253

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statements of Changes in Net Assets

	Investor Money Market Fund		Investor Tax-Exempt Money Market Fund
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:

Net investment income	$15,790,627	$22,874,367	$7,419,092	$16,974,385

Net realized gain from investment transactions	164,816	65,956	2,161	7

Net increase in net assets resulting from operations	15,955,443	22,940,323	7,421,253	16,974,392

Distributions to shareholders:

From distributable earnings:

Class I Shares	(13,524,425)	(19,336,326)	(7,359,646)	(16,864,762)

Select Shares	—	—	(6)	(33)

Preferred Shares	—	—	(306)	(820)

Capital Shares	—	—	(6)	(17)

Administration Shares	(256,742)	(2,153,706)	(1,172)	(2,245)

Premier Shares	—	—	(4)	(13)

Service Shares	(258,248)	(44,257)	(3,460)	(14,435)

Class A Shares	(1,781,593)	(1,234,215)	(49,790)	(74,792)

Class C Shares	(54)	(142)	(5)	(35)

Resource Shares	(62)	(183)	(4,694)	(17,222)

Cash Management Shares	(122,146)	(154,020)	(3)	(10)

Total distributions to shareholders	(15,943,270)	(22,922,849)	(7,419,092)	(16,974,384)

From share transactions

Proceeds from sales of shares	1,364,085,612	2,562,005,279	1,122,846,344	1,938,594,915

Reinvestment of distributions	14,567,615	19,492,259	1,359,774	2,489,065

Cost of shares redeemed	(1,043,917,123)	(1,657,812,828)	(1,052,806,656)	(1,534,774,415)

Net increase in net assets resulting from share transactions	334,736,104	923,684,710	71,399,462	406,309,565

NET INCREASE	334,748,277	923,702,184	71,401,623	406,309,573

Net assets:

Beginning of period	1,569,563,745	645,861,561	1,464,167,085	1,057,857,512

End of period	$1,904,312,022	$1,569,563,745	$1,535,568,708	$1,464,167,085

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2016*
Investor Money Market Fund — Class I Shares			2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.009		0.024	0.017	0.009	0.002

Net realized loss	—	(b)	— (b)	(0.001)	— (b)	—	(b)

Total from investment operations	0.009		0.024	0.016	0.009	0.002

Distributions to shareholders from net investment income	(0.009)		(0.024)	(0.016)	(0.009)	(0.002)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.009)		(0.024)	(0.016)	(0.009)	(0.002)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.92%		2.40%	1.61%	0.87%	0.24%

Net assets, end of period (in 000’s)	$1,526,146		$1,316,874	$504,770	$216,443	$10,679

Ratio of net expenses to average net assets	0.18	%(e)	0.18%	0.18%	0.18%	0.18	%(e)

Ratio of total expenses to average net assets	0.20	%(e)	0.21%	0.29%	0.51%	4.88	%(e)

Ratio of net investment income to average net assets	1.82	%(e)	2.37%	1.68%	0.90%	0.41	%(e)

*	Commenced operations on January 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2016*
Investor Money Market Fund — Administration Shares			2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.008		0.021	0.014	0.007	0.001

Net realized loss	—	(b)	— (b)	(0.001)	(0.001)	—	(b)

Total from investment operations	0.008		0.021	0.013	0.006	0.001

Distributions to shareholders from net investment income	(0.008)		(0.021)	(0.013)	(0.006)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.008)		(0.021)	(0.013)	(0.006)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.80%		2.14%	1.36%	0.62%	0.09%

Net assets, end of period (in 000’s)	$42,781		$31,188	$132,200	$100,351	$50

Ratio of net expenses to average net assets	0.43	%(e)	0.43%	0.43%	0.43%	0.43	%(e)

Ratio of total expenses to average net assets	0.45	%(e)	0.46%	0.54%	0.76%	5.13	%(e)

Ratio of net investment income to average net assets	1.57	%(e)	2.12%	1.37%	0.72%	0.16	%(e)

*	Commenced operations on January 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued)

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2016*
Investor Money Market Fund — Service Shares			2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.006		0.018	0.009	0.004	—	(b)

Net realized gain	0.001		0.001	0.002	— (b)	—	(b)

Total from investment operations	0.007		0.019	0.011	0.004	—	(b)

Distributions to shareholders from net investment income	(0.007)		(0.019)	(0.011)	(0.004)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.007)		(0.019)	(0.011)	(0.004)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.67%		1.89%	1.11%	0.39%	0.05%

Net assets, end of period (in 000’s)	$40,213		$30,615	$11	$50	$50

Ratio of net expenses to average net assets	0.68	%(e)	0.68%	0.68%	0.68%	0.61	%(e)

Ratio of total expenses to average net assets	0.70	%(e)	0.71%	0.79%	1.01%	5.38	%(e)

Ratio of net investment income to average net assets	1.29	%(e)	1.75%	0.92%	0.36%	0.02	%(e)

*	Commenced operations on May 31, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2016*
Investor Money Market Fund — Resource Shares			2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.006		0.017	0.008	0.002	—	(b)

Net realized gain	—	(b)	— (b)	0.002	0.001	—	(b)

Total from investment operations	0.006		0.017	0.010	0.003	—	(b)

Distributions to shareholders from net investment income	(0.006)		(0.017)	(0.010)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.006)		(0.017)	(0.010)	(0.003)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.60%		1.74%	0.96%	0.26%	0.05%

Net assets, end of period (in 000’s)	$10		$11	$11	$50	$50

Ratio of net expenses to average net assets	0.84	%(e)	0.81%	0.83%	0.82%	0.62	%(e)

Ratio of total expenses to average net assets	0.85	%(e)	0.86%	0.94%	1.16%	5.53	%(e)

Ratio of net investment income to average net assets	1.16	%(e)	1.75%	0.77%	0.22%	0.01	%(e)

*	Commenced operations on May 31, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued)

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2016*
Investor Money Market Fund — Cash Management Shares			2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.005		0.016	0.009	0.002	—	(b)

Net realized loss	—	(b)	— (b)	(0.001)	(0.001)	—	(b)

Total from investment operations	0.005		0.016	0.008	0.001	—	(b)

Distributions to shareholders from net investment income	(0.005)		(0.016)	(0.008)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.005)		(0.016)	(0.008)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.52%		1.58%	0.81%	0.15%	0.05%

Net assets, end of period (in 000’s)	$24,115		$21,414	$927	$91	$50

Ratio of net expenses to average net assets	0.98	%(e)	0.98%	0.98%	0.95%	0.62	%(e)

Ratio of total expenses to average net assets	1.00	%(e)	1.01%	1.09%	1.31%	5.68	%(e)

Ratio of net investment income to average net assets	1.02	%(e)	1.60%	0.88%	0.18%	0.01	%(e)

*	Commenced operations on May 31, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2016*
Investor Money Market Fund — Class A Shares			2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.008		0.021	0.016	0.008	0.001

Net realized loss	—	(b)	— (b)	(0.003)	(0.002)	—	(b)

Total from investment operations	0.008		0.021	0.013	0.006	0.001

Distributions to shareholders from net investment income	(0.008)		(0.021)	(0.013)	(0.006)	(0.001)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.008)		(0.021)	(0.013)	(0.006)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.80%		2.14%	1.36%	0.62%	0.09%

Net assets, end of period (in 000’s)	$271,037		$169,451	$7,933	$563	$50

Ratio of net expenses to average net assets	0.43	%(e)	0.43%	0.43%	0.43%	0.43	%(e)

Ratio of total expenses to average net assets	0.45	%(e)	0.46%	0.54%	0.76%	5.13	%(e)

Ratio of net investment income to average net assets	1.55	%(e)	2.12%	1.59%	0.81%	0.16	%(e)

*	Commenced operations on January 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued)

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2016*
Investor Money Market Fund — Class C Shares			2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.004		0.014	0.004	— (b)	—	(b)

Net realized gain (loss)	—	(b)	— (b)	0.002	0.001	—	(b)

Total from investment operations	0.004		0.014	0.006	0.001	—	(b)

Distributions to shareholders from net investment income	(0.004)		(0.014)	(0.006)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total distributions(c)	(0.004)		(0.014)	(0.006)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.42%		1.38%	0.60%	0.06%	0.05%

Net assets, end of period (in 000’s)	$10		$10	$10	$64	$50

Ratio of net expenses to average net assets	1.17	%(e)	1.18%	1.18%	1.02%	0.58	%(e)

Ratio of total expenses to average net assets	1.20	%(e)	1.21%	1.29%	1.51%	5.88	%(e)

Ratio of net investment income to average net assets	0.88	%(e)	1.38%	0.40%	0.04%	0.01	%(e)

*	Commenced operations on January 29, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Investor Tax-Exempt Money Market Fund — Class I Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data:

Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.005		0.014	0.010	0.006	0.001	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	0.001	— (b)	—	(b)

Total from investment operations	0.005		0.014	0.010	0.007	0.001	—	(b)

Distributions to shareholders from net investment income	(0.005)		(0.014)	(0.010)	(0.006)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—		— (b)	— (b)	(0.001)	— (b)	—	(b)

Total distributions(c)	(0.005)		(0.014)	(0.010)	(0.007)	(0.001)	—	(b)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.51%		1.42%	1.03%	0.63%	0.11%	0.01%

Net assets, end of year (in 000’s)	$1,519,672		$1,444,641	$1,052,229	$924,326	$1,387,634	$4,955,885

Ratio of net expenses to average net assets	0.18	%(e)	0.18%	0.18%	0.18%	0.11%	0.08%

Ratio of total expenses to average net assets	0.19	%(e)	0.20%	0.22%	0.29%	0.24%	0.23%

Ratio of net investment income to average net assets	1.03	%(e)	1.40%	1.02%	0.57%	0.07%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(e)	Annualized.

Investor Tax-Exempt Money Market Fund — Select Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data:

Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.006		0.016	0.009	0.006	0.001	—	(b)

Net realized gain	—	(b)	— (b)	0.001	— (b)	— (b)	—	(b)

Total from investment operations	0.006		0.016	0.010	0.006	0.001	—	(b)

Distributions to shareholders from net investment income	(0.006)		(0.016)	(0.010)	(0.005)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—		— (b)	— (b)	(0.001)	— (b)	—	(b)

Total distributions(c)	(0.006)		(0.016)	(0.010)	(0.006)	(0.001)	—	(b)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.50%		1.39%	1.00%	0.60%	0.09%	0.01%

Net assets, end of year (in 000’s)	$1		$1	$3	$5,401	$—	$193,506

Ratio of net expenses to average net assets	0.18	%(e)	0.18%	0.21%	0.21%	0.11%	0.08%

Ratio of total expenses to average net assets	0.22	%(e)	0.23%	0.25%	0.32%	0.27%	0.26%

Ratio of net investment income to average net assets	1.17	%(e)	1.50%	0.95%	0.62%	0.01%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Investor Tax-Exempt Money Market Fund — Preferred Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015
Per Share Data:

Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.005		0.013	0.009	0.005	0.001	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	0.001	— (b)	—	(b)

Total from investment operations	0.005		0.013	0.009	0.006	0.001	—	(b)

Distributions to shareholders from net investment income	(0.005)		(0.013)	(0.009)	(0.005)	(0.001)	—	(b)

Distributions to shareholders from net realized gains	—		— (b)	— (b)	(0.001)	— (b)	—	(b)

Total distributions(c)	(0.005)		(0.013)	(0.009)	(0.006)	(0.001)	—	(b)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return(d)	0.46%		1.32%	0.93%	0.53%	0.06%	0.01%

Net assets, end of year (in 000’s)	$79		$61	$68	$37	$46	$6,914

Ratio of net expenses to average net assets	0.28	%(e)	0.28%	0.28%	0.28%	0.13%	0.08%

Ratio of total expenses to average net assets	0.29	%(e)	0.30%	0.32%	0.39%	0.34%	0.33%

Ratio of net investment income to average net assets	0.92	%(e)	1.31%	0.93%	0.48%	0.03%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(e)	Annualized.

Investor Tax-Exempt Money Market Fund — Capital Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.006		0.017	0.013	0.003	—	(b)	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	0.002	—	(b)	—	(b)

Total from investment operations	0.006		0.017	0.013	0.005	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.006)		(0.017)	(0.013)	(0.004)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—		— (b)	— (b)	(0.001)	—	(b)	—	(b)

Total distributions(c)	(0.006)		(0.017)	(0.013)	(0.005)	—	(b)	—	(b)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.44%		1.27%	0.88%	0.48%	0.04%		0.01%

Net assets, end of year (in 000’s)	$1		$1	$1	$1	$886		$22,788

Ratio of net expenses to average net assets	0.18	%(e)	0.18%	0.18%	0.33%	0.19%		0.08%

Ratio of total expenses to average net assets	0.34	%(e)	0.35%	0.37%	0.44%	0.39%		0.38%

Ratio of net investment income to average net assets	1.19	%(e)	1.69%	1.31%	0.30%	0.04%		0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(e)	Annualized.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Investor Tax-Exempt Money Market Fund — Administration Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.004		0.012	0.008	0.003	—	(b)	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	0.001	—	(b)	—	(b)

Total from investment operations	0.004		0.012	0.008	0.004	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.004)		(0.012)	(0.008)	(0.003)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—		— (b)	— (b)	(0.001)	—	(b)	—	(b)

Total distributions(c)	(0.004)		(0.012)	(0.008)	(0.004)	—	(b)	—	(b)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.39%		1.16%	0.78%	0.38%	0.01%		0.01%

Net assets, end of year (in 000’s)	$305		$298	$2	$3,575	$13,041		$107,676

Ratio of net expenses to average net assets	0.43	%(e)	0.43%	0.43%	0.43%	0.18%		0.08%

Ratio of total expenses to average net assets	0.44	%(e)	0.45%	0.47%	0.54%	0.49%		0.48%

Ratio of net investment income to average net assets	0.78	%(e)	1.18%	0.75%	0.30%	0.01%		0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(e)	Annualized.

Investor Tax-Exempt Money Market Fund — Premier Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.004		0.013	0.010	0.004	—	(b)	—	(b)

Net realized loss	—	(b)	— (b)	— (b)	(0.001)	—	(b)	—	(b)

Total from investment operations	0.004		0.013	0.010	0.003	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.004)		(0.013)	(0.010)	(0.002)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—		— (b)	— (b)	(0.001)	—	(b)	—	(b)

Total distributions(c)	(0.004)		(0.013)	(0.010)	(0.003)	—	(b)	—	(b)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.34%		1.06%	0.68%	0.29%	0.01%		0.01%

Net assets, end of year (in 000’s)	$1		$1	$1	$1	$1		$1

Ratio of net expenses to average net assets	0.54	%(e)	0.54%	0.54%	0.47%	0.12%		0.08%

Ratio of total expenses to average net assets	0.54	%(e)	0.55%	0.57%	0.64%	0.59%		0.58%

Ratio of net investment income to average net assets	0.86	%(e)	1.32%	0.95%	0.43%	0.37%		0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Investor Tax-Exempt Money Market Fund — Service Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.003		0.009	0.005	— (b)	—	(b)	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	0.002	—	(b)	—	(b)

Total from investment operations	0.003		0.009	0.005	0.002	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.003)		(0.009)	(0.005)	(0.001)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—		— (b)	— (b)	(0.001)	—	(b)	—	(b)

Total distributions(c)	(0.003)		(0.009)	(0.005)	(0.002)	—	(b)	—	(b)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.26%		0.91%	0.53%	0.15%	0.01%		0.01%

Net assets, end of year (in 000’s)	$810		$2,102	$836	$841	$58,173		$72,003

Ratio of net expenses to average net assets	0.68	%(e)	0.68%	0.68%	0.63%	0.21%		0.08%

Ratio of total expenses to average net assets	0.69	%(e)	0.70%	0.72%	0.79%	0.74%		0.73%

Ratio of net investment income to average net assets	0.59	%(e)	0.91%	0.52%	0.04%	0.01%		0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(e)	Annualized.

Investor Tax-Exempt Money Market Fund — Resource Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.002		0.008	0.004	— (b)	—	(b)	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	0.001	—	(b)	—	(b)

Total from investment operations	0.002		0.008	0.004	0.001	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.002)		(0.008)	(0.004)	— (b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—		— (b)	— (b)	(0.001)	—	(b)	—	(b)

Total distributions(c)	(0.002)		(0.008)	(0.004)	(0.001)	—	(b)	—	(b)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.19%		0.76%	0.37%	0.08%	0.01%		0.01%

Net assets, end of year (in 000’s)	$2,069		$2,206	$2,412	$3,731	$6,469		$8,268

Ratio of net expenses to average net assets	0.83	%(e)	0.83%	0.83%	0.73%	0.20%		0.08%

Ratio of total expenses to average net assets	0.84	%(e)	0.85%	0.87%	0.94%	0.89%		0.88%

Ratio of net investment income to average net assets	0.37	%(e)	0.75%	0.36%	0.02%	0.01%		0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(e)	Annualized.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

Investor Tax-Exempt Money Market Fund — Cash Management Shares	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016		2015
Per Share Data:

Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income(a)	0.002		0.010	0.002	— (b)	—	(b)	—	(b)

Net realized gain	0.001		— (b)	0.001	0.001	—	(b)	—	(b)

Total from investment operations	0.003		0.010	0.003	0.001	—	(b)	—	(b)

Distributions to shareholders from net investment income	(0.003)		(0.010)	(0.003)	— (b)	—	(b)	—	(b)

Distributions to shareholders from net realized gains	—		— (b)	— (b)	(0.001)	—	(b)	—	(b)

Total distributions(c)	(0.003)		(0.010)	(0.003)	(0.001)	—	(b)	—	(b)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total return(d)	0.12%		0.61%	0.24%	0.09%	0.01%		0.01%

Net assets, end of year (in 000’s)	$1		$1	$1	$54	$1		$1

Ratio of net expenses to average net assets	0.90	%(e)	0.90%	0.96%	0.77%	0.12%		0.08%

Ratio of total expenses to average net assets	0.99	%(e)	1.00%	1.02%	1.09%	1.04%		1.03%

Ratio of net investment income to average net assets	0.52	%(e)	0.96%	0.24%	0.01%	0.37%		0.40%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(e)	Annualized.

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2016*
Investor Tax-Exempt Money Market Fund — Class A Shares			2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.004		0.012	0.008	0.004	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	— (b)	—	(b)

Total from investment operations	0.004		0.012	0.008	0.004	—	(b)

Distributions to shareholders from net investment income	(0.004)		(0.012)	(0.008)	(0.003)	—	(b)

Distributions to shareholders from net realized gains	—		— (b)	— (b)	(0.001)	—	(b)

Total distributions(c)	(0.004)		(0.012)	(0.008)	(0.004)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.39%		1.16%	0.78%	0.38%	0.01%

Net assets, end of period (in 000’s)	$12,621		$14,846	$2,296	$643	$10

Ratio of net expenses to average net assets	0.43	%(e)	0.43%	0.43%	0.43%	0.30	%(e)

Ratio of total expenses to average net assets	0.44	%(e)	0.45%	0.47%	0.54%	0.49	%(e)

Ratio of net investment income to average net assets	0.76	%(e)	1.11%	0.82%	0.35%	0.04	%(e)

*	Commenced operations on March 31, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued)

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2016*
Investor Tax-Exempt Money Market Fund — Class C Shares			2019	2018	2017
Per Share Data:

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.001		0.004	0.001	— (b)	—	(b)

Net realized gain	—	(b)	— (b)	— (b)	0.001	—	(b)

Total from investment operations	0.001		0.004	0.001	0.001	—	(b)

Distributions to shareholders from net investment income	(0.001)		(0.004)	(0.001)	— (b)	—	(b)

Distributions to shareholders from net realized gains	—		— (b)	— (b)	(0.001)	—	(b)

Total distributions(c)	(0.001)		(0.004)	(0.001)	(0.001)	—	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total return(d)	0.04%		0.41%	0.13%	0.07%	0.01%

Net assets, end of period (in 000’s)	$9		$9	$9	$9	$10

Ratio of net expenses to average net assets	1.10	%(e)	1.19%	1.06%	0.72%	0.31	%(e)

Ratio of total expenses to average net assets	1.19	%(e)	1.20%	1.22%	1.29%	1.24	%(e)

Ratio of net investment income to average net assets	0.10	%(e)	0.39%	0.15%	0.04%	0.04	%(e)

*	Commenced operations on March 31, 2016.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)	Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.
(e)	Annualized.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements

February 29, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified
Investor Money Market	Class I, Administration, Service, Resource, Cash Management, Class A and Class C	Diversified
Investor Tax-Exempt Money Market	Class I, Select, Preferred, Capital, Administration, Premier, Service, Resource, Cash Management, Class A and Class C	Diversified

Class C Shares may typically be acquired only in an exchange for Class C Shares of another Goldman Sachs Fund. Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees

(“Trustees”), GSAM evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with Valuation Procedures approved by the Trustees. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B.  Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution, Service, Distribution and Service, Administration, Service and Administration, and Shareholder Administration fees and Transfer Agency fees. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

31

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid at least annually. A Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F.  Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to

32

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of February 29, 2020, all investments are classified as Level 2 of the fair value hierarchy. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

B.  Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans (the “Plans”) to allow Class C, Select, Preferred, Capital, Administration, Premier, Service, Resource and Cash Management Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares.

C.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C, Resource and Cash Management Shares of each applicable Fund, has adopted Distribution Plans subject to Rule 12b-1 under the Act. Under the Distribution Plans, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C, Resource and Cash Management Shares of the Funds, as set forth below.

33

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of the Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

D.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class C Shares’ CDSC. During the six months ended February 29, 2020, Goldman Sachs has advised that it did not retain any CDSCs with respect to Class C Shares of the Funds.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets.

F.  Other Agreements — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding transfer agency fees and expenses, administration fees (as applicable), service fees (as applicable), shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. These Other Expense limitations will remain in place through at least December 27, 2020, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Funds have entered into certain offset arrangements with the custodian which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

G.  Total Fund Expenses

Fund Contractual Fees

The contractual annualized rates for each of the Funds are as follows:

	Class I Shares	Select Shares(a)	Preferred Shares(a)	Capital Shares(a)	Administration Shares	Premier Shares(a)	Service Shares		Resource Shares		Cash Management Shares		Class A Shares	Class C Shares
Management Fee	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%	0.16%		0.16%		0.16%		0.16%	0.16%
Administration, Service and/or Shareholder Administration Fees	N/A	0.03	0.10	0.15	0.25	0.35	0.25		0.50		0.50		N/A	0.25
Distribution and/or Service (12b-1) Fees	N/A	N/A	N/A	N/A	N/A	N/A	0.25	(b)	0.15	(c)	0.30	(c)	0.25	0.75	(c)
Transfer Agency Fee	0.01	0.01	0.01	0.01	0.01	0.01	0.01		0.01		0.01		0.01	0.01

N/A – Fees not applicable to respective share class

(a)	Tax-Exempt Money Market Fund only.
(b)	Service (12b-1) fee only.
(c)	Distribution (12b-1) fee only.

34

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund Effective Net Expenses (After Waivers and Reimbursements)

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice.

During the six months ended February 29, 2020, GSAM and Goldman Sachs (as applicable) agreed to waive all or a portion of the respective class-specific fees described above attributable to the Funds. The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

For the six months ended February 29, 2020, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Distribution, Administration, Service and/or Shareholder Administration Plans Fee Waivers		Custody Fee Reduction		Other Expense Reimbursements	Total Expense Reductions
Investor Money Market	$—	*	$—	*	$137	$137
Investor Tax-Exempt Money Market	—	*	6		102	108

*	Amount less than one thousand.

For the six months ended February 29, 2020, the net effective management fee rate for each of the Funds was 0.16%.

H.  Other Transactions with Affiliates — A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees. For the six months ended February 29, 2020, the purchase and sale transactions and related net realized gain (loss) for the Funds with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain (Loss)
Investor Money Market	$—	$—	$—
Investor Tax-Exempt Money Market	16,045,000	1,700,000	—

As of February 29, 2020, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of the outstanding share classes of the following Funds:

Fund	Class I Shares	Select Shares	Preferred Shares	Capital Shares	Administration Shares	Premier Shares	Service Shares	Resource Shares	Cash Management Shares	Class A Shares	Class C Shares
Investor Money Market	—	—	—	—	—	—	—	100%	—	—	100%
Investor Tax-Exempt Money Market	—	100%	—	100%	—	100%	—	—	100%	—	100%

I.  Line of Credit Facility — As of February 29, 2020, the Funds participated in a $580,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended February 29, 2020, the Funds did not have any borrowings under the facility.

35

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

5. TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2019, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Investor Money Market	Investor Tax-Exempt Money Market
Capital loss carryforward	$—	$(6,650)
Timing differences (Distribution Payable and Post-October Capital Loss Deferral)	$(261,937)	$(1,139,569)

The aggregate cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations,

there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as financial intermediaries (who may make investment decisions on behalf of underlying clients) and individuals, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. The risks

36

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

6. OTHER RISKS (continued)

associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Market and Credit Risks — In the normal course of business, a Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Geographic and Sector Risk — The Investor Tax-Exempt Money Market Fund may invest a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, which may subject the value of the Fund’s investments to risks associated with an adverse economic, business, political or environmental development affecting that state, region or sector.

Credit/Default Risk — An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

9. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

37

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE)

Share activity is as follows:

	Investor Money Market Fund

	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019

Class I Shares
Shares sold	1,037,766,283	2,044,394,288
Reinvestment of distributions	12,179,723	16,005,984
Shares redeemed	(840,682,864)	(1,248,311,787)
	209,263,142	812,088,485
Administration Shares
Shares sold	31,529,153	143,845,234
Reinvestment of distributions	228,020	2,074,710
Shares redeemed	(20,165,064)	(246,931,728)
	11,592,109	(101,011,784)
Service Shares
Shares sold	60,880,429	51,047,061
Reinvestment of distributions	257,778	44,251
Shares redeemed	(51,541,117)	(20,486,954)
	9,597,090	30,604,358
Resource Shares
Shares sold	—	—
Reinvestment of distributions	63	181
Shares redeemed	—	—
	63	181
Cash Management Shares
Shares sold	23,478,864	89,512,534
Reinvestment of distributions	120,785	132,823
Shares redeemed	(20,898,912)	(69,158,210)
	2,700,737	20,487,147
Class A Shares
Shares sold	210,415,738	233,206,163
Reinvestment of distributions	1,781,194	1,234,169
Shares redeemed	(110,614,013)	(72,924,150)
	101,582,919	161,516,182
Class C Shares
Shares sold	15,145	—
Reinvestment of distributions	52	141
Shares redeemed	(15,153)	—
	44	141

NET INCREASE IN SHARES	334,736,104	923,684,710

38

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (AT $1.00 PER SHARE) (continued)

Share activity is as follows:

	Investor Tax-Exempt Money Market Fund

	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019

Class I Shares
Shares sold	1,103,965,394	1,897,694,232
Reinvestment of distributions	1,302,918	2,390,808
Shares redeemed	(1,030,239,360)	(1,507,672,416)
	75,028,952	392,412,624
Select Shares
Shares sold	—	—
Reinvestment of distributions	6	30
Shares redeemed	—	(2,177)
	6	(2,147)
Preferred Shares
Shares sold	18,398	6,422
Reinvestment of distributions	4	14
Shares redeemed	(546)	(13,502)
	17,856	(7,066)
Capital Shares
Shares sold	—	—
Reinvestment of distributions	5	13
Shares redeemed	—	—
	5	13
Administration Shares
Shares sold	5,100	946,528
Reinvestment of distributions	1,171	1,970
Shares redeemed	(50)	(652,497)
	6,221	296,001
Premier Shares
Shares sold	—	—
Reinvestment of distributions	4	10
Shares redeemed	—	—
	4	10
Service Shares
Shares sold	1,440,422	1,989,188
Reinvestment of distributions	1,389	4,908
Shares redeemed	(2,733,290)	(728,127)
	(1,291,479)	1,265,969
Resource Shares
Shares sold	4,602,178	7,793,204
Reinvestment of distributions	4,501	16,520
Shares redeemed	(4,744,003)	(8,015,448)
	(137,324)	(205,724)
Cash Management Shares
Shares sold	—	10
Reinvestment of distributions	1	7
Shares redeemed	—	(10)
	1	7
Class A Shares
Shares sold	12,814,852	30,165,331
Reinvestment of distributions	49,771	74,748
Shares redeemed	(15,089,407)	(17,690,238)
	(2,224,784)	12,549,841
Class C Shares
Shares sold	—	—
Reinvestment of distributions	4	37
Shares redeemed	—	—
	4	37

NET INCREASE (DECREASE) IN SHARES	71,399,462	406,309,565

39

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting (the “Meeting”) of the Goldman Sachs Trust (“GST”) was held on January 23, 2020 to consider and act upon the proposals below. The Funds will amortize their respective share of the proxy, shareholder meeting and other related costs and GSAM has agreed to reimburse the Funds to the extent such expenses exceed a specified percentage of each Funds’ net assets.

At the Meeting, Dwight L. Bush, Kathryn A. Cassidy, Joaquin Delgado and Gregory G. Weaver were elected to the Trust’s Board of Trustees. In electing the trustees, the Trust’s shareholders voted as follows:

Proposal 1. Election of Trustees	For	Against	Withheld	Broker Non-Votes

Dwight L. Bush	94,278,961,728.065	0	349,026,343.365	0

Kathryn A. Cassidy	94,310,850,789.164	0	317,137,282.266	0

Joaquin Delgado	94,282,646,444.727	0	345,341,626.703	0

Gregory G. Weaver	94,306,589,873.348	0	321,398,198.082	0

At the Meeting, the shareholders of the Goldman Sachs Large Cap Growth Insights Fund approved a change to the Fund’s sub-classification under the Act from “diversified” to “non-diversified”. The Trust’s shareholders voted as follows:

Proposal 2.

To approve a change to the Fund’s sub-classification under
the Investment Company Act of 1940 from “diversified” to
“non-diversified’ and to eliminate a related fundamental
investment restriction.

	For	Against	Abstained	Broker Non-Votes

Large Cap Growth Insights Fund	23,785,792.632	250,521.921	196,802.993	9,592,467.322

40

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Fund Expenses — Six Month Period Ended February 29, 2020 (Unaudited)

As a shareholder of Class I Shares, Select Shares, Preferred Shares, Capital Shares, Administration Shares, Premier Shares, Service Shares, Resource Shares, Cash Management Shares, Class A Shares, or Class C Shares of a Fund you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (with respect to Class C Shares); and (2) ongoing costs, including management fees and distribution, service, administration and/or shareholder administration fees (with respect to all share classes except Class I Shares) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class I Shares, Select Shares, Preferred Shares, Capital Shares, Administration Shares, Premier Shares, Service Shares, Resource Shares, Cash Management Shares, Class A Shares, or Class C Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2019 through February 29, 2020, which represents a period of 182 days in a 366-day year.

Actual Expenses — The first line under each Share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each Share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Investor Money Market Fund
Share Class	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/20*
Class I Shares
Actual	$1,000.00	$1,009.22		$0.90
Hypothetical (5% return before expenses)	1,000.00	1,023.97	+	0.91
Administration Shares
Actual	1,000.00	1,007.97		2.15
Hypothetical (5% return before expenses)	1,000.00	1,022.73	+	2.16
Service Shares
Actual	1,000.00	1,006.71		3.39
Hypothetical (5% return before expenses)	1,000.00	1,021.48	+	3.42
Resource Shares
Actual	1,000.00	1,005.96		4.19
Hypothetical (5% return before expenses)	1,000.00	1,020.69	+	4.22
Cash Management Shares
Actual	1,000.00	1,005.21		4.89
Hypothetical (5% return before expenses)	1,000.00	1,019.99	+	4.92
Class A Shares
Actual	1,000.00	1,007.97		2.15
Hypothetical (5% return before expenses)	1,000.00	1,022.73	+	2.16
Class C Shares
Actual	1,000.00	1,004.21		5.83
Hypothetical (5% return before expenses)	1,000.00	1,019.05	+	5.87

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class I Shares	Administration Shares	Service Shares	Resource Shares	Cash Management Shares	Class A Shares	Class C Shares
Investor Money Market	0.18%	0.43%	0.68%	0.84%	0.98%	0.43%	1.17%

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

41

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Fund Expenses — Six Month Period Ended February 29, 2020 (Unaudited) (continued)

	Investor Tax-Exempt Money Market Fund
Share Class	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/20*
Class I Shares
Actual	$1,000.00	$1,005.15		$0.90
Hypothetical (5% return before expenses)	1,000.00	1,023.97	+	0.91
Select Shares
Actual	1,000.00	1,005.00		0.90
Hypothetical (5% return before expenses)	1,000.00	1,023.97	+	0.91
Preferred Shares
Actual	1,000.00	1,004.65		1.40
Hypothetical (5% return before expenses)	1,000.00	1,023.47	+	1.41
Capital Shares
Actual	1,000.00	1,004.40		0.90
Hypothetical (5% return before expenses)	1,000.00	1,023.97	+	0.91
Administration Shares
Actual	1,000.00	1,003.90		2.14
Hypothetical (5% return before expenses)	1,000.00	1,022.73	+	2.16
Premier Shares
Actual	1,000.00	1,003.40		2.69
Hypothetical (5% return before expenses)	1,000.00	1,022.18	+	2.72
Service Shares
Actual	1,000.00	1,002.65		3.39
Hypothetical (5% return before expenses)	1,000.00	1,021.48	+	3.42
Resource Shares
Actual	1,000.00	1,001.90		4.17
Hypothetical (5% return before expenses)	1,000.00	1,020.74	+	4.22
Cash Management Shares
Actual	1,000.00	1,001.21		4.48
Hypothetical (5% return before expenses)	1,000.00	1,020.39	+	4.52
Class A Shares
Actual	1,000.00	1,003.90		2.14
Hypothetical (5% return before expenses)	1,000.00	1,022.73	+	2.16
Class C Shares
Actual	1,000.00	1,000.44		5.47
Hypothetical (5% return before expenses)	1,000.00	1,019.39	+	5.52

*	Expenses for each share class are calculated using the Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class I Shares	Select Shares	Preferred Shares	Capital Shares	Administration Shares	Premier Shares	Service Shares	Resource Shares	Cash Management Shares	Class A Shares	Class C Shares

Investor Tax-Exempt Money Market	0.18%	0.18%	0.28%	0.18%	0.43%	0.54%	0.68%	0.83%	0.90%	0.43%	1.10%

+	Hypothetical expenses are based on the Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

42

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.69 trillion in assets under supervision as of December 31, 2019, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small Cap Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[4]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets OpportunitiesFund[5]
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[6]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund

[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business of November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[5]Effective	after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
[6]	Effective December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed to the Goldman Sachs Target Date Retirement Portfolio.

Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.

*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for shareholders of Class A Shares or Class C Shares) or 1-800-621-2550 (for shareholders of all other share classes of a Fund); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

Goldman Sachs & Co. LLC (‘‘Goldman Sachs’’) does not provide legal, tax or accounting advice. Any statement contained in this communication (including any attachments) concerning U.S. tax matters was not intended or written to be used, and cannot be used, for the purpose of avoiding penalties under the Internal Revenue Code, and was written to support the promotion or marketing of the transaction(s) or matter(s) addressed. Clients of Goldman Sachs should obtain their own independent tax advice based on their particular circumstances.

Fund holdings and allocations shown are as of February 29, 2020 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Goldman Sachs Investor FundsSM is a service mark of Goldman Sachs & Co. LLC.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your Intermediary or from Goldman Sachs & Co. LLC by calling (Class A Shares and Class C Shares – 1-800-526-7384) (all other share classes – 1-800-621-2550).

© 2020 Goldman Sachs. All rights reserved. 200064-OTU-1180291 IMMITEMMSAR-20

Goldman Sachs Funds

Semi-Annual Report	February 29, 2020

Strategic Factor Allocation Fund

It is our intention that beginning on January 1, 2021, paper copies of the Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from the Portfolio electronically by calling the applicable toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of the Portfolio directly with the Portfolio’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550 for Institutional, Class R6 and Class P shareholders. If you hold shares of the Portfolio through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Portfolio’s transfer agent if you invest directly with the transfer agent.

Goldman Sachs Strategic Factor Allocation Fund

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Recent Market Events related to COVID-19

While this semi-annual report covers the six month period ended February 29, 2020, we want to describe some more recent events through the end of April.

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. The Portfolio could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events, or actions. The full extent of the impact of COVID-19 on the Portfolio’s performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Portfolio shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

i

PORTFOLIO BASICS

Strategic Factor Allocation Fund

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Portfolio Total Return (based on NAV)[1]	Strategic Factor Allocation Composite Index[2]	S&P 500® Index[3]	Bloomberg Barclays U.S. Aggregate Bond Index[4]
Institutional	-0.27%	2.84%	1.92%	3.39%
Class P	-0.37	2.84	1.92	3.39
Class R6	-0.28	2.84	1.92	3.39

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Strategic Factor Allocation Composite Index is a blend of 50% the S&P 500® Index and 50% the Bloomberg Barclays U.S. Aggregate Bond Index. It is not possible to invest in an unmanaged index.

[3]	The S&P 500® Index is the Standard & Poor’s Composite Index of 500 stocks, an unmanaged index of common stock prices. The index figure does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

[4]	The Bloomberg Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities. The index figure does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

HOLDINGS AS OF 2/29/20‡

Holding	% of Net Assets	Line of Business
Goldman Sachs Financial Square Government Fund — Institutional Shares	81.6%	Investment Companies

‡	The holdings may not be representative of the Portfolio’s future investments. Figures in the table above may not sum to 100% due to the exclusion of other assets and liabilities. The holdings may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about your Portfolio’s investment strategies, holdings, and performance.

1

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 81.6%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,272,810,506	1.507%	$1,272,810,506
(Cost $1,272,810,506)

TOTAL INVESTMENTS – 81.6% (Cost $1,272,810,506)		$1,272,810,506

OTHER ASSETS IN EXCESS OF LIABILITIES – 18.4%		286,638,569

NET ASSETS – 100.0%		$1,559,449,075

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated fund.

Currency Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
EUR	—Euro
JPY	—Japanese Yen
NZD	—New Zealand Dollar
USD	—U.S. Dollar

Investment Abbreviations:
PLC	—Public Limited Company

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 29, 2020, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	AUD	11,470,000	USD	7,463,208	03/24/20	$13,383
	CHF	3,950,000	USD	4,047,366	03/24/20	54,046
	EUR	3,700,000	USD	4,025,870	03/24/20	65,051
	JPY	10,708,910,000	USD	98,945,468	03/24/20	475,647
	USD	33,345,346	AUD	50,390,000	03/24/20	499,191

TOTAL						$1,107,318

2	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	CAD	44,320,000	USD	33,320,397	03/24/20	$(300,176)
	NZD	56,590,000	USD	35,926,105	03/24/20	(545,422)
	USD	4,086,531	CHF	3,950,000	03/24/20	(14,881)
	USD	68,124,273	EUR	61,890,000	03/24/20	(304,683)
	USD	88,811,658	JPY	9,797,490,000	03/24/20	(2,147,869)
	USD	2,529,108	NZD	4,060,000	03/24/20	(9,248)

TOTAL						$(3,322,279)

FUTURES CONTRACTS — At February 29, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 E-Mini Index	1,180	03/20/20	$174,114,900	$(11,181,771)
Ultra Long U.S. Treasury Bonds	1,279	06/19/20	265,392,500	7,926,787

Total				$(3,254,984)

Short position contracts:
20 Year U.S. Treasury Bonds	(78)	06/19/20	(13,279,500)	(277,641)

TOTAL FUTURES CONTRACTS				$(3,532,625)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 29, 2020, the Portfolio had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Written option contracts
Puts
U.S. Treasury Bonds	$157.00	03/27/2020	(524)	$(524,000)	$(32,750)	$(203,687)	$170,937
U.S. Treasury Bonds	162.00	03/27/2020	(513)	(513,000)	(128,250)	(191,395)	63,145
U.S. Treasury Bonds	166.00	04/24/2020	(506)	(506,000)	(766,910)	(742,221)	(24,689)

TOTAL			(1,543)	$(1,543,000)	$(927,910)	$(1,137,303)	$209,393

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Schedule of Investments (continued)

February 29, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

EXCHANGE TRADED OPTIONS ON EQUITIES CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Puts
S&P 500 Index	$2,870.00	03/02/2020	636	$63,600	$1,205,220	$192,818	$1,012,402

Total Purchased option contracts			636	$63,600	$1,205,220	$192,818	$1,012,402
Written option contracts
Puts
S&P 500 Index	$2,485.00	04/17/2020	(1,216)	$(121,600)	$(3,587,200)	$(5,251,904)	$1,664,704
S&P 500 Index	2,910.00	04/17/2020	(600)	(60,000)	(7,002,000)	(3,059,316)	(3,942,684)
S&P 500 Index	2,425.00	03/06/2020	(825)	(82,500)	(251,625)	(929,090)	677,465
S&P 500 Index	2,675.00	03/04/2020	(882)	(88,200)	(930,510)	(614,910)	(315,600)
S&P 500 Index	2,775.00	03/04/2020	(890)	(89,000)	(1,949,099)	(592,668)	(1,356,431)
S&P 500 Index	2,850.00	03/02/2020	(901)	(90,100)	(1,396,550)	(457,199)	(939,351)
S&P 500 Index	3,240.00	03/20/2020	(559)	(55,900)	(15,425,605)	(2,156,839)	(13,268,766)

Total Written option contracts			(5,873)	$(587,300)	$(30,542,589)	$(13,061,926)	$(17,480,663)

TOTAL			(5,237)	$(523,700)	$(29,337,369)	$(12,869,108)	$(16,468,261)

Abbreviations:
MS & Co. Int. PLC—Morgan Stanley & Co. International PLC

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Statement of Assets and Liabilities

February 29, 2020 (Unaudited)

Assets:

Investments of affiliated issuers, at value (cost $1,272,810,506)	$1,272,810,506

Purchased options (premium paid $192,818)	1,205,220

Cash	48,557,789

Unrealized gain on forward foreign currency exchange contracts	1,107,318

Variation margin on futures	12,745,025

Receivables:

Collateral on certain derivative contracts(a)	288,361,120

Investments sold	8,639,123

Portfolio shares sold	2,421,893

Dividends	1,692,972

Other assets	30,833

Total assets	1,637,571,799

Liabilities:

Unrealized loss on forward foreign currency exchange contracts	3,322,279

Written option contracts, at value (premium received $14,199,229)	31,470,499

Payables:

Investments purchased	37,630,412

Portfolio shares redeemed	4,635,050

Management fees	807,365

Transfer Agency fees	39,432

Accrued expenses	217,687

Total liabilities	78,122,724

Net Assets:

Paid-in capital	1,597,028,229

Total distributable earnings (loss)	(37,579,154)
NET ASSETS	$1,559,449,075
Net Assets:
Institutional	3,847,491
Class P	1,555,591,074
Class R6	10,510
Total Net Assets	$1,559,449,075
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	358,829
Class P	146,612,519
Class R6	990
Net asset value, offering and redemption price per share:
Institutional	10.72
Class P	10.61
Class R6	10.62

(a)	Includes amounts segregated for initial margin requirements and/or collateral on futures, options and forward foreign currency exchange contract transactions of $9,730,073, $274,311,047 and $4,320,000, respectively.

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Statement of Operations

For the Six Months Ended February 29, 2020 (Unaudited)

Investment income:

Dividends — affiliated issuers	$11,126,170

Interest	188,449

Total investment income	11,314,619

Expenses:

Management fees	5,982,327

Transfer Agency fees(a)	239,514

Custody, accounting and administrative services	96,894

Professional fees	57,187

Registration fees	40,814

Printing and mailing costs	25,767

Prime Broker Fees	10,513

Trustee fees	8,214

Shareholder meeting expense	6,946

Other	17,660

Total expenses	6,485,836

Less — expense reductions	(1,064,702)

Net expenses	5,421,134

NET INVESTMENT INCOME	5,893,485

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Purchased options	190,821

Futures contracts	30,187,316

Written options	(17,755,832)

Forward foreign currency exchange contracts	2,568,117

Foreign currency transactions	(2,069,908)

Net change in unrealized gain (loss) on:

Purchased options	1,012,402

Futures contracts	(9,820,004)

Written options	(17,408,338)

Forward foreign currency exchange contracts	(1,746,678)

Net realized and unrealized loss	(14,842,104)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,948,619)

(a)	Class specific Transfer Agency fees were as follows:

Transfer Agency Fees
Institutional	Class P	Class R6
$883	$238,629	$2

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:

Net investment income	$5,893,485	$18,930,904

Net realized gain	13,120,514	51,349,234

Net change in unrealized loss	(27,962,618)	(50,979,982)

Net increase (decrease) in net assets resulting from operations	(8,948,619)	19,300,156

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(106,078)	(935,279)

Class P Shares	(42,652,117)	(118,182,472)

Class R6 Shares	(289)	(638)

Total distributions to shareholders	(42,758,484)	(119,118,389)

From share transactions:

Proceeds from sales of shares	128,474,144	272,653,271

Reinvestment of distributions	42,758,484	119,118,389

Cost of shares redeemed	(131,465,760)	(1,208,098,545)

Net increase (decrease) in net assets resulting from share transactions	39,766,868	(816,326,885)

TOTAL DECREASE	(11,940,235)	(916,145,118)

Net assets:

Beginning of period	1,571,389,310	2,487,534,428

End of period	$1,559,449,075	$1,571,389,310

The accompanying notes are an integral part of these financial statements.	7

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Factor Allocation Fund
	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2016(a)
			2019	2018	2017
Per Share Data

Net asset value, beginning of period	$11.06		$11.26	$10.96	$10.34	$10.00

Net investment income (loss)(b)	0.04		0.11	0.06	— (c)	(0.01)

Net realized and unrealized gain (loss)	(0.09)		0.30	0.50	0.70	0.35

Total from investment operations	(0.05)		0.41	0.56	0.70	0.34

Distributions to shareholders from net investment income	(0.15)		—	(0.01)	— (c)	—

Distributions to shareholders from net realized gains	(0.14)		(0.61)	(0.25)	(0.08)	—

Total distributions	(0.29)		(0.61)	(0.26)	(0.08)	—

Net asset value, end of period	$10.72		$11.06	$11.26	$10.96	$10.34

Total return(d)	(0.27)%		4.15%	5.18%	6.88%	3.40%

Net assets, end of period (in 000s)	$3,847		$5,424	$20,035	$1,459,234	$338,592

Ratio of net expenses to average net assets	0.69	%(e)	0.72%	0.71%	0.74%	0.87	%(e)

Ratio of total expenses to average net assets	0.82	%(e)	0.82%	0.80%	0.84%	1.07	%(e)

Ratio of net investment income (loss) to average net assets	0.75	%(e)	1.05%	0.59%	0.01%	(0.51	)%(e)

Portfolio turnover rate(f)	—	%(g)	962%	725%	589%	86%

(a)	Commenced operations on May 31, 2016.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.
(g)	There were no long-term transactions for the six month period ended February 29, 2020.

8	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Factor Allocation Fund
	Class P Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Period Ended August 31, 2018(a)

Per Share Data

Net asset value, beginning of period	$10.96		$11.26	$10.83

Net investment income(b)	0.04		0.11	0.02

Net realized and unrealized gain (loss)	(0.09)		0.29	0.41

Total from investment operations	(0.05)		0.40	0.43

Distributions to shareholders from net investment income	(0.16)		(0.09)	—

Distributions to shareholders from net realized gains	(0.14)		(0.61)	—

Total distributions	(0.30)		(0.70)	—

Net asset value, end of period	$10.61		$10.96	$11.26

Total return(c)	(0.37)%		4.16%	3.97%

Net assets, end of period (in 000s)	$1,555,591		$1,565,955	$2,467,490

Ratio of net expenses to average net assets	0.68	%(d)	0.71%	0.71	%(d)

Ratio of total expenses to average net assets	0.81	%(d)	0.82%	0.80	%(d)

Ratio of net investment income to average net assets	0.74	%(d)	1.07%	0.40	%(d)

Portfolio turnover rate(e)	—	%(f)	962%	725%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.
(f)	There were no long-term transactions for the six month period ended February 29, 2020.

The accompanying notes are an integral part of these financial statements.	9

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Strategic Factor Allocation Fund
	Class R6 Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Period Ended August 31, 2018(a)

Per Share Data

Net asset value, beginning of period	$10.96		$11.26	$11.10

Net investment income(b)	0.04		0.12	0.04

Net realized and unrealized gain (loss)	(0.08)		0.28	0.12

Total from investment operations	(0.04)		0.40	0.16

Distributions to shareholders from net investment income	(0.16)		(0.09)	—

Distributions to shareholders from net realized gains	(0.14)		(0.61)	—

Total distributions	(0.30)		(0.70)	—

Net asset value, end of period	$10.62		$10.96	$11.26

Total return(c)	(0.28)%		4.14%	1.44%

Net assets, end of period (in 000s)	$11		$11	$10

Ratio of net expenses to average net assets	0.66	%(d)	0.68%	0.69	%(d)

Ratio of total expenses to average net assets	0.79	%(d)	0.80%	0.79	%(d)

Ratio of net investment income to average net assets	0.76	%(d)	1.08%	0.58	%(d)

Portfolio turnover rate(e)	—	%(f)	962%	725%

(a)	Commenced operations on December 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges ( if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.
(f)	There were no long-term transactions for the six month period ended February 29, 2020.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Notes to Financial Statements

February 29, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Goldman Sachs Strategic Factor Allocation Fund (the “Portfolio”) is a non-diversified portfolio and currently offers three classes of shares — Institutional Shares, Class P Shares, and Class R6 Shares. Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolio pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Portfolio is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The valuation policy of the Portfolio and underlying funds (“Underlying Funds”) is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Portfolio are charged to the Portfolio, while such expenses incurred by the Trust are allocated across the Portfolio on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class-specific expenses, where applicable, are borne by the respective share classes and include Transfer Agency fees.

D.  Federal Taxes and Distributions to Shareholders — It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Portfolio’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Portfolio’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Portfolio are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency

11

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolio’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolio’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund, an Underlying Fund, are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio and cash collateral received, if any, is reported separately on the Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Portfolio, if any, is noted in the Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer

12

GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified     commodity or security. Upon entering into a futures contract, the Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit default swap contracts. Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

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Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Portfolio’s investments and derivatives classified in the fair value hierarchy as of February 29, 2020:

Investment Type	Level 1	Level 2	Level 3

Assets

Investment Company	$1,272,810,506	$—	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$1,107,318	$—

Futures Contracts(a)	7,926,787	—	—

Purchased Options	1,205,220	—	—

Total	$9,132,007	$1,107,318	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(3,322,279)	$—

Futures Contracts(a)	(14,436,755)	—	—

Written Option Contracts	(31,470,499)	—	—

Total	$(45,907,254)	$(3,322,279)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 29, 2020. These instruments were used as part of the Portfolio’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the table below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Portfolio’s net exposure.

Risk	Statement of Assets and Liabilities	Assets		Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts	$7,926,787	(a)	Variation margin on futures contracts; Written Options, at value	$(4,182,894)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	1,107,318		Payable for unrealized loss on forward foreign currency exchange contracts	(3,322,279)
Equity	Purchased options, at value	1,205,220		Variation margin on futures contracts; Written options, at value	(41,724,360)	(a)
Total		$10,239,325			$(49,229,533)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information section of the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

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GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

4. INVESTMENTS IN DERIVATIVES (continued)

The following table sets forth, by certain risk types, the Portfolio’s gains (losses) related to these derivatives and their indicative volumes for the six months ended February 29, 2020. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statement of Operations:

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from futures contracts and written options/Net change in unrealized gain (loss) on futures contracts and written options	$16,219,078	$6,832,530	1,594
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net change in unrealized gain (loss) on forward foreign currency exchange contracts	2,568,117	(1,746,678)	11
Equity	Net realized gain (loss) from futures contracts, purchased options and written options/Net change in unrealized gain (loss) on futures contracts, purchased options and written options	(3,596,773)	(33,048,470)	4,584
Total		$15,190,422	$(27,962,618)	6,189

(a)	Average number of contracts is based on the average of month end balances for the six months ended February 29, 2020.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Portfolio, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolio’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Portfolio’s average daily net assets.

For the six months ended February 29, 2020, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate
First $2 Billion	Next $3 Billion	Next $3 Billion	Over $8 Billion	Effective Rate	Effective Net Management Rate*^
0.75%	0.68%	0.64%	0.62%	0.75%	0.62%

*	GSAM has agreed to waive a portion of its management fee payable by the Portfolio in an amount equal to any management fee it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests through at least December 27, 2020. Prior to such date GSAM may not terminate the arrangement without the approval of the Trustees.
^	Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any.

The Portfolio invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Portfolio in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Portfolio invests. For the six months ended February 29, 2020, GSAM waived $1,064,702 of the Portfolio’s management fee.

B.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolio for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.04% of the average daily net assets of Institutional Shares and 0.03% of the average daily net assets of Class P and Class R6 Shares.

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GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Portfolio (excluding acquired (underlying) fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolio is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the Portfolio is 0.164%. The Other Expense limitation will remain in place through at least December 27, 2020, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Portfolio has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Portfolio’s expenses and are received irrespective of the application of the “Other Expense” limitation described above. During the six-months ended February 29, 2020, no amounts were reimbursed pursuant to this arrangement

D. Line of Credit Facility — As of February 29, 2020, the Portfolio participated in a $580,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolio based on the amount of the commitment that has not been utilized. For the six months ended February 29, 2020, the Portfolio did not have any borrowings under the facility.

E. Other Transactions with Affiliates — For the six months ended February 29, 2020, Goldman Sachs did not earn any brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Portfolio.

As of February 29, 2020, The Goldman Sachs Group, Inc. was the beneficial owner of approximately 100% of Class R6 Shares of the Portfolio.

The table below shows the transactions in and earnings from investments in the Goldman Sachs Financial Square Government Fund for the six months ended February 29, 2020:

Affiliated Investment Company	Beginning Value as of August 31, 2019	Purchases at Cost	Proceeds from Sales	Ending Value as of February 29, 2020	Shares as of February 29, 2020	Dividend Income from Affiliated Investment Companies
Goldman Sachs Financial Square Government Fund — Institutional Shares	$1,326,317,082	$1,531,700,282	$(1,585,206,858)	$1,272,810,506	1,272,810,506	$11,126,170

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 29, 2020, were $0, and $0, respectively.

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7. TAX INFORMATION

As of the Portfolio’s most recent fiscal year end, August 31, 2019, the Portfolio’s capital loss carryforwards and certain timing differences on a tax basis were as follows:

Capital loss carryforwards:
Perpetual Long-Term	$(2,908,755)
Timing Differences (Late Year Loss Deferral)	$(5,982,115)

As of February 29, 2020, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,267,047,159
Gross unrealized gain	5,763,347
Gross unrealized loss	—
Net unrealized gains (losses) on securities	$5,763,347

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to net mark to market gains (losses) on regulated futures contracts, options contracts and foreign currency contracts.

GSAM has reviewed the Portfolio’s tax positions for all open tax years (the current and prior three years as applicable) and has concluded that no provision for income tax is required in the Portfolio’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Portfolio’s risks include, but are not limited to, the following:

Derivatives Risk — The Portfolio’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolio. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If the Portfolio invests in foreign securities, the Portfolio may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain

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GOLDMAN SACHS STRATEGIC FACTOR ALLOCATION FUND

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

8. OTHER RISKS (continued)

countries may place limitations on the Portfolio’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If the Portfolio focuses its investments in securities of issuers located in a particular country or geographic region, the Portfolio may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Portfolio will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Portfolio’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), the Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — The Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Portfolio may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Portfolio is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Portfolio’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Portfolio’s liquidity.

Market and Credit Risks — In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread in infectious illness or other public health threats could also significantly impact the Portfolio and its investments.

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8. OTHER RISKS (continued)

Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date other than above have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019
	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	53,277	$601,240	22,891	$245,420
Reinvestment of distributions	9,508	106,078	91,964	935,279
Shares redeemed	(194,338)	(2,165,805)	(1,403,611)	(14,898,655)
	(131,553)	(1,458,487)	(1,288,756)	(13,717,956)
Class P Shares
Shares sold	11,467,248	127,872,904	25,966,725	272,407,851
Reinvestment of distributions	3,863,546	42,652,117	11,657,218	118,182,471
Shares redeemed	(11,639,877)	(129,299,955)	(113,894,360)	(1,193,199,890)
	3,690,917	41,225,066	(76,270,417)	(802,609,568)
Class R6 Shares
Reinvestment of distributions	26	289	63	639
	26	289	63	639
NET INCREASE (DECREASE)	3,559,390	$39,766,868	(77,559,110)	$(816,326,885)

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Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting (the “Meeting”) of the Goldman Sachs Trust (“GST”) was held on January 23, 2020 to consider and act upon the proposals below. The Portfolio will amortize its respective share of the proxy, shareholder meeting and other related costs and GSAM has agreed to reimburse the Portfolio to the extent such expenses exceed a specified percentage of the Portfolio’s net assets.

At the Meeting, Dwight L. Bush, Kathryn A. Cassidy, Joaquin Delgado and Gregory G. Weaver were elected to the Trust’s Board of Trustees. In electing trustees, the Trust’s shareholders voted as follows:

Proposal 1. Election of Trustees	For	Against	Withheld	Broker Non-Votes

Dwight L. Bush	94,278,961,728.065	0	349,026,343.365	0

Kathryn A. Cassidy	94,310,850,789.164	0	317,137,282.266	0

Joaquin Delgado	94,282,646,444.727	0	345,341,626.703	0

Gregory G. Weaver	94,306,589,873.348	0	321,398,198.082	0

At the Meeting, the shareholders of the Goldman Sachs Large Cap Growth Insights Fund approved a change to the Fund’s sub-classification under the Act from “diversified” to “non-diversified”. The Trust’s shareholders voted as follows:

Proposal 2.

To approve a change to the Fund’s sub-classification under the
Investment Company Act of 1940 from “diversified” to “non-
diversified” and to eliminate a related fundamental investment restriction.

	For	Against	Abstained	Broker Non-Votes

Large Cap Growth Insights Fund	23,785,792.632	250,521.921	196,802.993	9,592,467.322

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Liquidity Risk Management Program

The Portfolio has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage the Portfolio’s liquidity risk, i.e., the risk that the Portfolio is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Board of Trustees of the Trust has designated GSAM, the Portfolio’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Portfolio’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Portfolio’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Portfolio that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Portfolio’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 11-12, 2020, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; and (2) an assessment of the methodologies used to classify investments into one of four liquidity categories. The report concluded that the Program was reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other risks to which it may be subject.

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Portfolio Expenses — Six Month Period Ended February 29, 2020 (Unaudited)

As a shareholder of Institutional, Class P or Class R6 Shares of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Institutional, Class P, and Class R6 Shares of the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2019 through February 29, 2020, which represents a period of 182 days in a 366 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Strategic Factor Allocation Fund
Share Class	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/20*
Institutional
Actual	1,000.00	997.30		3.41
Hypothetical 5% return	1,000.00	1,021.45	+	3.45
Class P
Actual	1,000.00	996.30		3.36
Hypothetical 5% return	1,000.00	1,021.50	+	3.40
Class R6
Actual	1,000.00	997.20		3.27
Hypothetical 5% return	1,000.00	1,021.58	+	3.31

+	Hypothetical expenses are based on the Portfolio’s actual annualized net expense ratios (excluding proxy fee which is not annualized) and an assumed rate of return of 5% per year before expenses.

*	Expenses are calculated using the Portfolio’s annualized net expense ratio (excluding proxy fee which is not annualized) for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows: 0.69% for Institutional Shares, 0.68% for Class P Shares and 0.66% for Class R6 Shares.

22

PORTFOLIO PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.69 trillion in assets under supervision as of December 31, 2019, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[4]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[5]
∎	ESG Emerging Markets Equity Fund

Select Satellite

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[6]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business of November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed the Goldman Sachs China Equity Fund.
[5]	Effective after the close of business on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
[6]	Effective December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed to the Goldman Sachs Target Date Retirement Portfolio. Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Portfolio included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolio in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolio, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolio. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (I) without charge, upon request by calling 1-800-526-7384; and (II) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Portfolio will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550.

Portfolio holdings and allocations shown are as of February 29, 2020 and may not be representative of future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider the Portfolio’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about the Portfolio and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

© 2020 Goldman Sachs. All rights reserved. 200069-OTU-1180681/STRATFACALSAR-20

Goldman Sachs Funds

Semi-Annual Report	February 29, 2020

Tactical Tilt Overlay Fund

It is our intention that beginning on January 1, 2021, paper copies of the Portfolio’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Portfolio or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and certain communications from the Portfolio electronically by calling the toll-free number below or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of the Portfolio directly with the Portfolio’s transfer agent, you can inform the transfer agent that you wish to receive paper copies of reports by calling toll-free 800-621-2550. If you hold shares of the Portfolio through a financial intermediary, please contact your financial intermediary to make this election. Your election to receive reports in paper will apply to all Goldman Sachs Funds held in your account if you invest through your financial intermediary or all Goldman Sachs Funds held with the Portfolio’s transfer agent if you invest directly with the transfer agent.

Goldman Sachs Tactical Tilt Overlay Fund

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

Recent Market Events related to COVID-19

While this semi-annual report covers the six month period ended February 29, 2020, we want to describe some more recent events through the end of April.

An outbreak of a novel strain of coronavirus (COVID-19) has emerged globally. The outbreak of COVID-19 has prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, curfews and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, and disruption in manufacturing and supply chains. While governments have already taken unprecedented action to limit disruption to the financial system, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of and subsequent intervening measures intended to limit the spread of COVID-19. The Portfolio could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions, events, or actions. The full extent of the impact of COVID-19 on the Portfolio’s performance cannot be determined at this time and will depend on future developments, including the duration and the continued spread of the outbreak. Goldman Sachs Asset Management’s long-term commitment to you, our Portfolio shareholders, remains unchanged. We encourage you to maintain perspective and stay current with timely commentary and investment insights by visiting gsam.com.

i

PORTFOLIO BASICS

Tactical Tilt Overlay Fund

as of February 29, 2020

PERFORMANCE REVIEW

September 1, 2019–February 29, 2020	Portfolio Total Return (based on NAV)[1]	ICE® BofAML® U.S. Dollar Three- Month LIBOR Constant Maturity Index[2]

Institutional	-1.05%	1.14%
Class P	-1.02	1.14
Class R6	-1.01	1.14

[1]	The net asset value (“NAV”) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

[2]	The ICE® BofAML® U.S. Dollar Three-Month LIBOR Constant Maturity Index (the “Index”) tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. The Index figure does not reflect any deductions for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

1

PORTFOLIO BASICS

PORTFOLIO COMPOSITION[3]

[3]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent commercial paper. Figures in the graph may not sum to 100% due to the exclusion of other assets and liabilities. The graph does not depict the investment in the securities lending reinvestment vehicle. The Investment in the securities lending reinvestment vehicle represented 0.4% of the Portfolio’s net assets as of February 29, 2020. The graph depicts the Portfolio’s investments but may not represent the Portfolio’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Consolidated Schedule of Investments.

For more information about your Portfolio, please refer to www.GSAMFUNDS.com. There, you can learn more about your Portfolio’s investment strategies, holdings, and performance.

2

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments

February 29, 2020 (Unaudited)

Shares	Description			Value

Exchange Traded Fund(a) – 2.6%
13,975,268	Alerian MLP ETF			$93,215,038
(Cost $119,759,652)

Shares	Dividend Rate			Value

Investment Companies(b) – 26.8%
Goldman Sachs Financial Square Government Fund – Institutional Shares
876,751,380	1.507%			$876,751,380
Goldman Sachs MLP Energy Infrastructure Fund – Class R6 Shares
14,974,785	71.665			69,632,752

TOTAL INVESTMENT COMPANIES				$946,384,132
(Cost $967,592,041)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT				$1,039,599,170
(Cost $1,087,351,693)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 67.4%
Certificates of Deposit – 32.8%
ANZ National, Inc. Ltd.(c)(d)
$15,000,000	1.843%		07/16/20	$15,001,086
Banco Del Estado De Chile
11,000,000	1.970	(c)	04/22/20	11,006,402
(3M USD LIBOR + 0.070%)
7,169,000	1.876	(e)	07/23/20	7,168,986
Bank of Montreal(e)
(3M USD LIBOR + 0.080%)
25,000,000	1.968		09/11/20	25,011,670
(FEDL01 + 0.210%)
15,000,000	1.790		02/08/21	15,004,160
Bank of Nova Scotia(e) (3M USD LIBOR + 0.060%)
23,000,000	1.802		05/07/20	23,003,665
Barclays Bank PLC(c)
10,000,000	1.750		03/31/20	10,001,492
7,600,000	2.730		05/20/20	7,619,514
Bayerische Landesbank(e) (3M USD LIBOR + 0.200%)
12,554,000	1.994		01/22/21	12,556,190
Bedford Row Funding Corp.(d) (1M USD LIBOR + 0.200%)
15,000,000	1.858		03/17/20	15,002,118
BNP Paribas SA(e) (1M USD LIBOR + 0.180%)
11,000,000	1.819		05/21/20	11,004,682
BNZ International Funding Ltd.
5,000,000	1.878	(c)(d)	07/14/20	5,001,086
(1M USD LIBOR + 0.180%)
18,000,000	1.807		06/25/20	18,009,458
(3M USD LIBOR + 0.080%)
20,000,000	1.772		05/18/20	20,004,597
Canadian Imperial Bank of Commerce(e) (FEDL01 + 0.280%)
15,000,000	1.860		07/10/20	15,012,126

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Commonwealth Bank of Australia(d)
(3M USD LIBOR + 0.050%)
24,000,000	1.950		04/06/20	24,002,020
(3M USD LIBOR + 0.120%)
10,000,000	2.005		12/03/20	10,007,498
(3M USD LIBOR + 0.150%)
7,567,000	2.085		09/24/20	7,573,290
Cooperatieve Rabobank UA(e)
(1M USD LIBOR + 0.160%)
25,000,000	1.763		06/30/20	25,011,277
(1M USD LIBOR + 0.160%)
8,625,000	1.807		06/19/20	8,628,843
Credit Agricole Corporate and Investment Bank(e)
(1M USD LIBOR + 0.160%)
20,000,000	1.821		10/27/20	20,016,113
(FEDL01 + 0.330%)
9,000,000	1.910		06/12/20	9,007,282
Credit Industriel ET Commercial(e) (FEDL01 + 0.160%)
20,000,000	1.710		11/25/20	20,001,442
Credit Suisse AG
20,000,000	2.810		03/09/20	20,006,716
(SOFR + 0.210%)
18,250,000	1.790	(e)	11/18/20	18,250,527
DNB Bank ASA
11,000,000	1.716	(c)(d)	02/24/21	10,999,590
(3M USD LIBOR + 0.040%)
30,000,000	1.925		03/09/20	30,000,639
Federation des Caisses Desjardins du Quebec(d) (3M USD LIBOR + 0.100%)
11,000,000	1.988		09/11/20	11,005,134
HSBC Bank USA NA
6,000,000	2.000	(c)	03/23/20	6,001,454
(3M USD LIBOR + 0.080%)
24,000,000	1.886	(e)	10/23/20	24,004,544
ING (U.S.) Funding LLC (1M USD LIBOR + 0.170%)
23,500,000	1.841	(e)	08/10/20	23,512,860
Macquarie Bank Ltd.(d)
(1M USD LIBOR + 0.250%)
16,000,000	1.921		07/09/20	16,011,280
(3M USD LIBOR + 0.120%)
15,000,000	1.862		05/07/20	15,004,009
Mitsubishi UFJ Trust & Banking Corp.(e)
(1M USD LIBOR + 0.080%)
15,000,000	1.750		06/09/20	15,001,410
(1M USD LIBOR + 0.230%)
14,100,000	1.895		03/11/20	14,101,484
Mizuho Bank Ltd.
20,000,000	1.930	(c)	05/01/20	20,014,850
(1M USD LIBOR + 0.260%)
15,000,000	1.928	(e)	05/05/20	15,007,126
MUFG Bank Ltd.(c)
11,000,000	1.970		10/15/20	11,045,560
National Australia Bank Ltd.(d)(1M USD LIBOR + 0.180%)
11,000,000	1.807		06/25/20	11,005,780

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
National Bank of Canada
$5,000,000	1.000	(d)(f) %	03/02/20	$5,000,635
(3M USD LIBOR + 0.070%)
23,500,000	1.833		05/01/20	23,503,774
(FEDL01 + 0.360%)
10,303,000	1.940		08/19/20	10,315,815
National Bank of Kuwait SAKP(c)(d)
11,000,000	2.050		04/06/20	11,003,612
Natixis SA
19,000,000	1.720	(c)	08/03/20	19,007,245
(1M USD LIBOR + 0.290%)
3,000,000	1.958	(e)	06/05/20	3,002,619
(3M USD LIBOR + 0.200%)
11,000,000	1.907	(e)	11/13/20	11,013,695
(FEDL01 + 0.400%)
7,000,000	1.980	(e)	08/06/20	7,009,216
Nordea Bank ABP(e)(3M USD LIBOR + 0.110%)
23,000,000	2.002		12/07/20	23,012,141
Norinchukin BK
11,000,000	2.050	(c)	04/08/20	11,006,347
(1M USD LIBOR + 0.070%)
2,500,000	1.683	(e)	08/27/20	2,499,504
Oversea-Chinese Banking Corp. Ltd.(d)
(3M USD LIBOR + 0.100%)
24,000,000	2.006	(c)	09/03/20	24,000,765
(3M USD LIBOR + 0.120%)
5,000,000	1.862		08/07/20	5,002,563
Ridgefield Funding Co. LLC
(1M USD LIBOR + 0.250%)
15,000,000	1.978	(d)	06/05/20	15,009,317
(1M USD LIBOR + 0.300%)
22,000,000	1.913		03/27/20	22,005,854
Royal Bank of Canada(d)
(FEDL01 + 0.280%)
5,500,000	1.860		06/12/20	5,503,610
(FEDL01 + 0.360%)
15,000,000	1.940		07/29/20	15,018,850
Skandinaviska Enskilda Banken AB(e)
(1M USD LIBOR + 0.200%)
25,000,000	1.847		07/20/20	25,016,478
(3M USD LIBOR + 0.170%)
11,000,000	1.989		10/21/20	11,010,406
(3M USD LIBOR + 0.170%)
20,000,000	2.013		10/16/20	20,018,507
Societe Generale(e)(3M USD LIBOR + 0.180%)
11,000,000	1.981		04/24/20	11,003,490
Societe Generale SA(d)
(3M USD LIBOR + 0.180%)
15,000,000	1.911		05/11/20	15,005,982
(FEDL01 + 0.450%)
11,000,000	2.030		08/17/20	11,018,244
Standard Chartered Bank(e)
(1M USD LIBOR + 0.190%)
8,000,000	1.860		02/08/21	7,999,909

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Standard Chartered Bank(e) – (continued)
(3M USD LIBOR + 0.090%)
17,000,000	1.938		10/13/20	17,007,227
(3M USD LIBOR + 0.250%)
8,000,000	2.013		10/30/20	8,011,593
Sumitomo Mitsui Banking Corp.(e)
(1M USD LIBOR + 0.270%)
30,000,000	1.938		05/05/20	30,013,654
(3M USD LIBOR + 0.060%)
11,000,000	1.739		05/26/20	11,002,291
(3M USD LIBOR + 0.410%)
6,500,000	2.309		06/18/20	6,508,302
Sumitomo Mitsui Trust Bank Ltd.(e)
(1M USD LIBOR + 0.050%)
7,000,000	1.697		06/19/20	7,000,579
(1M USD LIBOR + 0.220%)
9,000,000	1.849		06/23/20	9,005,571
Svenska Handelsbanken AB(e)(3M USD LIBOR + 0.160%)
25,000,000	2.003		10/16/20	25,024,683
The Bank of Nova Scotia(d)(1M USD LIBOR + 0.160%)
5,000,000	1.763		05/29/20	5,001,985
The Toronto-Dominion Bank
6,000,000	2.020	(c)	04/23/20	6,004,732
(3M USD LIBOR + 0.190%)
23,000,000	2.151	(d)	09/30/20	23,025,058
UBS AG(c)
15,500,000	1.876		07/16/20	15,501,107
Wells Fargo Bank NA
25,000,000	1.930	(c)	10/15/20	25,092,369
(3M USD LIBOR + 0.150%)
8,225,000	2.053	(e)	01/15/21	8,229,257
(FEDL01 + 0.290%)
15,000,000	1.870	(e)	04/06/20	15,003,706
Westpac Banking Corp.
(3M USD LIBOR + 0.130%)
15,000,000	1.900	(d)	10/30/20	15,011,795
(FEDL01 + 0.260%)
11,000,000	1.840	(d)	06/26/20	11,007,692
(FEDL01 + 0.270%)
13,350,000	1.850	(e)	03/13/20	13,350,939

				1,160,419,078

Commercial Paper(f) – 34.6%
ABN AMRO Funding USA LLC
13,000,000	0.000		05/07/20	12,960,308
2,500,000	0.000	(d)	11/13/20	2,473,884
Airbus Group Finance(d)
10,000,000	0.000		04/22/20	9,977,590
20,300,000	0.000		04/23/20	20,253,696
Albion Capital Corp.
23,000,000	0.000		04/27/20	22,943,044
10,000,000	0.000		05/20/20	9,966,266
Alpine Securitzation LLC(d)
11,000,000	0.000		04/13/20	10,977,313
American Express Credit Corp.
25,000,000	0.000		04/03/20	24,956,979

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(f) – (continued)
Banco Santander SA
$23,000,000	0.000%		10/20/20	$22,786,202
Bank of China Ltd.
12,000,000	0.000		03/06/20	11,995,917
10,000,000	0.000		04/20/20	9,974,303
Banque Et Caisse Epargen
27,000,000	0.000		05/21/20	26,909,177
Barclays Bank PLC(d)
5,000,000	0.000		04/24/20	4,987,019
BAT International Finance PLC
19,849,000	0.000		03/13/20	19,835,677
11,000,000	0.000	(d)	03/30/20	10,983,225
Bayer Corp.(d)
15,250,000	0.000		03/13/20	15,239,764
BNZ International Funding Ltd.(d)
8,600,000	0.000		03/23/20	8,591,251
BP Capital Markets PLC(d)
18,000,000	0.000		08/13/20	17,875,668
BPCE SA(d)
1,000,000	0.000		03/20/20	999,090
17,674,000	0.000		01/15/21	17,479,873
Cafco LLC(d)
11,000,000	0.000		04/02/20	10,984,136
Caisse Des Depots Et Consignations(d)
23,500,000	0.000		03/12/20	23,486,575
Chariot Funding LLC(d)
4,700,000	0.000		04/27/20	4,688,053
Charta LLC(d)
19,800,000	0.000		05/01/20	19,746,847
Church & Dwight Co., Inc.(d)
18,000,000	0.000		07/24/20	17,864,245
Citigroup Global Markets, Inc.(d)
24,000,000	0.000		10/06/20	23,794,323
CNPC Finance(d)
4,600,000	0.000		03/27/20	4,594,508
6,500,000	0.000		04/24/20	6,484,702
Collateralized Commercial Paper FLEX Co. LLC(d)
4,000,000	0.000		04/23/20	3,990,485
20,000,000	0.000		07/22/20	19,870,869
8,917,000	0.000		10/14/20	8,828,230
Columbia Funding Co.(d)
11,890,000	0.000		04/08/20	11,868,505
Compass Group PLC(d)
3,400,000	0.000		07/31/20	3,379,347
DBS Group Hodlings Ltd.(d)
5,500,000	0.000		04/08/20	5,489,471
Dexia Credit Local SA
15,000,000	0.000		03/06/20	14,995,362
20,000,000	0.000		05/15/20	19,930,871
Duke Energy Corp.(d)
5,100,000	0.000		05/14/20	5,080,609
Ei Dupont(d)
5,000,000	0.000		03/02/20	4,999,298
Entergy Corp.(d)
11,000,000	0.000		05/29/20	10,949,144

Short-term Investments – (continued)
Commercial Paper(f) – (continued)
European Investment Bank
11,900,000	0.000		06/01/20	11,855,815
10,000,000	0.000		09/02/20	9,931,693
Fairway Finance Corp.(d)
2,065,000	0.000		03/09/20	2,064,044
General Electric Co.
5,000,000	0.000		04/15/20	4,988,374
16,000,000	0.000		06/19/20	15,909,554
Glaxosmithkline Finance PLC(d)
33,875,000	0.000		03/16/20	33,849,486
Gotham Funding Corp.(d)
30,000,000	0.000		03/10/20	29,985,150
Jupiter Securitization Co. LLC(d)
4,000,000	0.000		05/04/20	3,988,267
Kells Funding LLC
11,000,000	0.000		04/16/20	10,976,885
KFW International Finance, Inc.(d)
24,000,000	0.000		03/01/21	23,705,573
Landesbank Hessen-Thuringen(d)
6,000,000	0.000		02/04/21	5,927,781
Liberty Funding LLC(d)
1,200,000	0.000		03/10/20	1,199,390
Lime Funding(d)
8,150,000	0.000		03/24/20	8,140,678
Lma Sa Lma Americas
9,000,000	0.000		03/11/20	8,995,290
LMA SA LMA Americas
8,850,000	0.000		03/24/20	8,840,511
Macquarie Bank Ltd.(d)
15,000,000	0.000		04/14/20	14,969,563
Manhattan Asset Funding(d)
12,500,000	0.000		04/13/20	12,475,312
Matchpoint Finance PLC(d)
4,000,000	0.000		03/09/20	3,998,169
2,800,000	0.000		03/10/20	2,798,597
24,000,000	0.000		05/18/20	23,916,107
Mondelez International, Inc.(d)
10,000,000	0.000		05/18/20	9,959,933
National Securities Clearing Corp.(d)
21,000,000	0.000		06/03/20	20,919,696
NatWest Markets PLC(d)
15,000,000	0.000		07/17/20	14,890,508
15,000,000	0.000		02/01/21	14,707,330
Nederlandse Waterschapsbank N.V.
20,000,000	0.000		03/02/20	19,997,350
10,000,000	0.000	(d)	04/24/20	9,976,247
Nieuw Amsterdam Receivables Corp.(d)
23,000,000	0.000		03/10/20	22,987,484
Nutrien Ltd.(d)
3,000,000	0.000		04/09/20	2,993,929
Oglethorpe Power Corp.(d)
2,750,000	0.000		04/07/20	2,744,715
Old Line Funding LLC(d)
22,100,000	0.000		03/19/20	22,080,662

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

February 29, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(f) – (continued)
Pfizer, Inc.(d)
$5,850,000	0.000%	03/09/20	$5,847,472
16,000,000	0.000	03/20/20	15,985,683
Reckitt Benckiser Treasury Services PLC(d)
21,480,000	0.000	09/14/20	21,291,684
Ridgefield Funding Co. LLC(d)
11,000,000	0.000	04/13/20	10,977,725
Santander UK PLC
20,000,000	0.000	05/01/20	19,947,675
Shell International Finance B.V.(d)
15,000,000	0.000	06/29/20	14,927,410
15,500,000	0.000	06/30/20	15,424,429
11,000,000	0.000	08/31/20	10,920,465
Siemens Captal Co. LLC(d)
21,500,000	0.000	03/26/20	21,475,522
Societe Generale SA(d)
17,000,000	0.000	03/11/20	16,991,166
Spire, Inc.(d)
11,700,000	0.000	04/13/20	11,673,968
Starbird Funding Corp.(d)
15,000,000	0.000	04/02/20	14,976,837
6,750,000	0.000	04/03/20	6,739,283
Starbucks Corp.(d)
15,000,000	0.000	03/23/20	14,982,040
9,100,000	0.000	05/15/20	9,066,191
TELUS Corp.(d)
6,000,000	0.000	04/30/20	5,981,493
The Boeing Co.(d)
12,750,000	0.000	11/04/20	12,576,724
The Coca-Cola Co.(d)
4,250,000	0.000	06/18/20	4,231,510
5,000,000	0.000	01/21/21	4,937,179
The Dow Chemical Co.
3,901,000	0.000	03/31/20	3,894,859
The Walt Disney Co.(d)
22,950,000	0.000	03/27/20	22,922,368
Transcanada Pipelines Ltd.(d)
12,250,000	0.000	04/07/20	12,226,431
Versailles CDS LLC(d)
6,150,000	0.000	03/10/20	6,146,946
19,000,000	0.000	03/12/20	18,988,967
VW Credit, Inc.(d)
12,000,000	0.000	08/11/20	11,897,700
14,950,000	0.000	01/29/21	14,674,980
Walgreens Boots Alliance, Inc.
9,750,000	0.000	03/31/20	9,734,651

			1,222,407,277

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,381,560,447)			$2,382,826,355

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT
(Cost $3,468,912,140)			$3,422,425,525

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(b) – 0.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
14,809,200	1.507%	14,809,200
(Cost $14,809,200)

TOTAL INVESTMENTS – 97.2%
(Cost $3,483,721,340)		$3,437,234,725

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.8%		98,719,512

NET ASSETS –100.0%		$3,535,954,237

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated fund.

(c)	Rate shown is that which is in effect on February 29, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 29, 2020.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
CLP	—Chilean Peso
EUR	—Euro
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
TWD	—Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand

Investment Abbreviations:
BP	—British Pound Offered Rate
ETF	—Exchange Traded Fund
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
PLC	—Public Limited Company
SOFR	—Secured Overnight Funding Rate
TIIE	—La Tasa de Interbank Equilibrium Interest Rate

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At February 29, 2020, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain
MS & Co. Int. PLC	JPY	13,083,000,000	USD	117,388,045	03/18/20	$4,031,891
	USD	46,923,849	CLP	37,165,000,000	03/18/20	1,482,269
	USD	14,780,942	EUR	13,180,000	03/18/20	214,022
	USD	8,760,213	KRW	10,250,000,000	03/18/20	225,640
	USD	11,176,898	ZAR	160,580,000	03/18/20	912,290

TOTAL						$6,866,112

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss
MS & Co. Int. PLC	CLP	37,165,000,000	USD	46,288,454	03/18/20	$(846,877)
	EUR	222,150,000	USD	248,181,759	03/18/20	(2,655,110)
	KRW	148,600,000,000	USD	125,665,962	03/18/20	(1,935,468)
	TWD	1,654,800,000	USD	55,472,496	03/18/20	(441,141)
	USD	121,030,634	JPY	13,083,000,000	03/18/20	(389,303)
	USD	124,808,404	TWD	3,778,200,000	03/18/20	(837,875)
	ZAR	1,135,300,000	USD	76,641,104	03/18/20	(4,070,362)

TOTAL						$(11,176,136)

FUTURES CONTRACTS — At February 29, 2020, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10 Year Government Bonds	1,743	03/16/20	$169,976,692	$4,515,363
FTSE/JSE Top 40 Index	1,877	03/19/20	54,923,908	(7,558,170)
Kospi 200 Index	1,813	03/12/20	99,961,311	(3,121,364)
S&P 500 E-Mini Index	2,096	03/20/20	309,275,280	(24,776,534)
2 Year U.S. Treasury Notes	1,586	06/30/20	346,268,408	2,686,094
5 Year U.S. Treasury Notes	613	06/30/20	75,245,750	1,244,084
10 Year U.S. Treasury Notes	1,252	06/19/20	168,707,000	4,291,653

Total				$(22,718,874)
Short position contracts:
Canada 10 Year Government Bonds	(815)	06/19/20	(86,658,074)	(1,658,315)
Euro Stoxx 50 Index	(1,785)	03/20/20	(65,304,061)	8,785,978
MSCI Taiwan Index	(1,559)	03/30/20	(65,649,490)	3,982,611
10 Year German Euro-Bund	(140)	06/08/20	(26,998,868)	7

Total				$11,110,281

TOTAL FUTURES CONTRACTS				$(11,608,593)

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

February 29, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At February 29, 2020, the Portfolio had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Portfolio(a)	Payments Received by Portfolio	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
Mexico IB TIIE 28D	6.665%	09/21/29	MXN	1,465,000	$(454,870)	$93,116	$(547,986)
Mexico IB TIIE 28D	6.705	10/15/29		442,400	(49,602)	292	(49,894)
Mexico IB TIIE 28D	6.728	10/15/29		442,400	(12,049)	292	(12,341)
Mexico IB TIIE 28D	6.950	11/01/29		478,350	369,250	311	368,939
Mexico IB TIIE 28D	6.760	02/18/30		320,500	130	130	—
Mexico IB TIIE 28D	6.783	02/18/30		344,950	228	228	—

TOTAL					$(146,913)	$94,369	$(241,282)

(a)	Payments made monthly.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Portfolio(a)	Credit Spread at February 29, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:
Republic of Turkey, 11.875%, 01/15/30	(1.000)%	3.728	12/20/24	$113,000	$13,093,882	$6,942,925	$6,150,957
Protection Sold:
CDX.NA.EM Index 32	1.000	2.504	12/20/24	112,690	(7,231,237)	(4,195,917)	(3,035,320)

TOTAL					$5,862,645	$2,747,008	$3,115,637

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid (Received) by the Portfolio		Counterparty	Termination Date(a)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*
JPGSVENK Index(b)	0.070	%(c)	JPMorgan Securities, Inc.	04/03/20	$450,794	$41,429,334
MSGSEZG Index(b)	0.060	(d)	MS & Co. Int. PLC	12/02/20	65,858	(11,360,894)
MSGSSUIT Index(b)	0.310	(c)	MS & Co. Int. PLC	04/03/20	112,744	(11,756,423)
SX7T Index	(0.120	)(e)	Barclays Bank PLC	04/02/20	226,482	(7,990,169)
SX7T Index	0.120	(d)	Barclays Bank PLC	04/02/20	40,669	5,555,790

TOTAL						$15,877,638

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	The Portfolio pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Portfolio will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(b)	The top 50 components are shown below.
(c)	Payments made monthly.
(d)	Payments made quarterly.
(e)	Payments made semi-annually.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (JPGSVENK) of common stocks

Common Stocks	Sector	Shares	Value	Weight
Coca-Cola Co/The	Consumer, Non-cyclical	18,965	$1,014,447	2.45%
Twitter Inc	Communications	29,610	983,058	2.37
Newmont Corp	Basic Materials	21,479	958,589	2.31
L Brands Inc	Consumer, Cyclical	43,637	945,172	2.28
Microsoft Corp	Technology	5,615	909,746	2.20
CME Group Inc	Financial	4,564	907,332	2.19
International Flavors & Fragrances Inc	Basic Materials	7,209	863,440	2.08
Copart Inc	Consumer, Cyclical	9,714	820,670	1.98
ABIOMED Inc	Consumer, Non-cyclical	5,266	791,266	1.91
Regeneron Pharmaceuticals Inc	Consumer, Non-cyclical	1,435	638,084	1.54
Netflix Inc	Communications	1,368	504,689	1.22
Hormel Foods Corp	Consumer, Non-cyclical	11,712	487,210	1.18
Deere & Co	Industrial	3,093	484,006	1.17
FedEx Corp	Industrial	3,404	480,516	1.16
ResMed Inc	Consumer, Non-cyclical	3,001	477,060	1.15
Rollins Inc	Consumer, Non-cyclical	12,724	476,372	1.15
Vertex Pharmaceuticals Inc	Consumer, Non-cyclical	2,124	475,841	1.15
Adobe Inc	Technology	1,368	471,989	1.14
Autodesk Inc	Technology	2,457	469,014	1.13
Fastenal Co	Consumer, Cyclical	13,655	467,278	1.13
ServiceNow Inc	Technology	1,427	465,195	1.12
Archer-Daniels-Midland Co	Consumer, Non-cyclical	12,355	465,173	1.12
Advanced Micro Devices Inc	Technology	10,196	463,707	1.12
Intuitive Surgical Inc	Consumer, Non-cyclical	866	462,199	1.11
Amazon.com Inc	Communications	244	460,180	1.11
Marathon Petroleum Corp	Energy	9,589	454,734	1.10
salesforce.com Inc	Technology	2,640	449,944	1.09
Realty Income Corp	Financial	6,213	449,755	1.09
CarMax Inc	Consumer, Cyclical	5,150	449,688	1.09
Concho Resources Inc	Energy	6,602	449,055	1.08
National Oilwell Varco Inc	Energy	23,921	447,560	1.08
MarketAxess Holdings Inc	Consumer, Non-cyclical	1,377	446,676	1.08
Linde PLC	Basic Materials	2,338	446,521	1.08
Illumina Inc	Consumer, Non-cyclical	1,669	443,315	1.07
Westinghouse Air Brake Technologies Corp	Industrial	6,439	442,343	1.07
People’s United Financial Inc	Financial	31,425	439,638	1.06
Paychex Inc	Technology	5,656	438,246	1.06
Boston Properties Inc	Financial	3,394	437,562	1.06
Chipotle Mexican Grill Inc	Consumer, Cyclical	564	436,683	1.05
General Electric Co	Industrial	39,935	434,494	1.05
Boston Scientific Corp	Consumer, Non-cyclical	11,594	433,490	1.05
Bank of New York Mellon Corp/The	Financial	10,830	432,099	1.04
Welltower Inc	Financial	5,752	430,399	1.04
Paycom Software Inc	Technology	1,514	427,819	1.03
Freeport-McMoRan Inc	Basic Materials	42,798	426,264	1.03
Diamondback Energy Inc	Energy	6,831	423,539	1.02
Franklin Resources Inc	Financial	19,429	422,769	1.02
Align Technology Inc	Consumer, Non-cyclical	1,935	422,516	1.02
ANSYS Inc	Technology	1,740	421,488	1.02
TransDigm Group Inc	Industrial	751	418,695	1.01

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

February 29, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MSGSEZG) of common stocks

Common Stocks	Sector	Shares	Value	Weight
Societe Generale SA	Financial	21,408	$547,834	4.82%
Volkswagen AG	Consumer, Cyclical	3,345	497,047	4.38
Eni SpA	Energy	42,831	477,912	4.21
Deutsche Post AG	Industrial	17,035	461,983	4.07
Peugeot SA	Consumer, Cyclical	24,582	430,310	3.79
Koninklijke DSM NV	Basic Materials	4,040	411,091	3.62
Repsol SA	Energy	39,423	399,354	3.52
Cie de Saint-Gobain	Industrial	12,188	385,146	3.39
KBC Group NV	Financial	6,267	376,158	3.31
Deutsche Wohnen SE	Financial	9,932	362,128	3.19
Unibail-Rodamco-Westfield	Financial	3,268	356,204	3.14
Atos SE	Technology	4,949	333,036	2.93
HUGO BOSS AG	Consumer, Cyclical	8,377	331,403	2.92
Deutsche Lufthansa AG	Consumer, Cyclical	28,214	329,818	2.90
UPM-Kymmene Oyj	Basic Materials	11,596	321,544	2.83
Mediobanca Banca di Credito Finanziario	Financial	37,406	306,352	2.70
Edenred	Consumer, Non-cyclical	6,357	299,837	2.64
Renault SA	Consumer, Cyclical	11,066	293,197	2.58
Ryanair Holdings PLC	Consumer, Cyclical	23,666	290,028	2.55
Gecina SA	Financial	1,766	283,849	2.50
Porsche Automobil Holding SE	Consumer, Cyclical	5,033	283,284	2.49
Natixis SA	Financial	74,885	274,603	2.42
Randstad NV	Consumer, Non-cyclical	5,803	271,040	2.38
Kesko Oyj	Consumer, Non-cyclical	4,045	248,109	2.18
Nokian Renkaat Oyj	Consumer, Cyclical	10,401	245,249	2.16
TAG Immobilien AG	Financial	10,728	235,373	2.07
Covivio	Financial	2,423	232,590	2.05
Rexel SA	Consumer, Cyclical	20,752	230,352	2.03
Eurazeo SE	Financial	3,747	227,098	2.00
Capgemini SE	Technology	2,189	217,207	1.91
Aalberts NV	Industrial	6,402	216,073	1.90
Aurubis AG	Industrial	4,988	213,207	1.87
Air France-KLM	Consumer, Cyclical	30,834	212,998	1.87
Rheinmetall AG	Consumer, Cyclical	2,488	204,852	1.80
Raiffeisen Bank International AG	Financial	10,156	189,661	1.67
AIB Group PLC	Financial	88,411	185,486	1.63
Bank of Ireland Group PLC	Financial	53,481	179,481	1.58

A basket (MSGSSUIT) of common stocks

Common Stocks	Sector	Shares	Value	Weight
Alexion Pharmaceuticals Inc	Consumer, Non-cyclical	6,033	$567,237	4.99%
Comerica Inc	Financial	9,804	516,061	4.54
E*TRADE Financial Corp	Financial	7,219	330,472	2.91
Advance Auto Parts Inc	Consumer, Cyclical	2,293	304,946	2.68
CF Industries Holdings Inc	Basic Materials	7,708	284,122	2.50
Booking Holdings Inc	Communications	165	280,475	2.47
Capital One Financial Corp	Financial	3,061	270,194	2.38
Discover Financial Services	Financial	4,075	267,225	2.35
Wells Fargo & Co	Financial	6,525	266,526	2.34
Bank of America Corp	Financial	9,226	262,948	2.31
Cisco Systems Inc	Communications	6,537	261,042	2.30
Regions Financial Corp	Financial	19,180	259,309	2.28
Citizens Financial Group Inc	Financial	8,073	255,832	2.25
ConocoPhillips	Energy	5,177	250,644	2.21
Biogen Inc	Consumer, Non-cyclical	558	171,981	1.51
eBay Inc	Communications	4,443	153,903	1.35
Analog Devices Inc	Technology	1,390	151,600	1.33
Xilinx Inc	Technology	1,796	149,953	1.32

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

A basket (MSGSSUIT) of common stocks (continued)

Common Stocks	Sector	Shares	Value	Weight
F5 Networks Inc	Communications	1,249	$149,821	1.32%
HP Inc	Technology	7,141	148,453	1.31
BorgWarner Inc	Consumer, Cyclical	4,449	140,577	1.24
Expedia Group Inc	Communications	1,411	139,143	1.22
QUALCOMM Inc	Technology	1,759	137,708	1.21
Celanese Corp	Basic Materials	1,460	136,863	1.20
Travelers Cos Inc/The	Financial	1,138	136,385	1.20
State Street Corp	Financial	1,999	136,144	1.20
Chevron Corp	Energy	1,448	135,138	1.19
EOG Resources Inc	Energy	2,131	134,812	1.19
Truist Financial Corp	Financial	2,921	134,784	1.19
TE Connectivity Ltd	Industrial	1,626	134,750	1.19
KeyCorp	Financial	8,013	131,019	1.15
Exxon Mobil Corp	Energy	2,540	130,678	1.15
Alliance Data Systems Corp	Financial	1,521	130,639	1.15
Phillips 66	Energy	1,727	129,261	1.14
M&T Bank Corp	Financial	906	127,238	1.12
DuPont de Nemours Inc	Basic Materials	2,954	126,743	1.12
Schlumberger Ltd	Energy	4,613	124,958	1.10
Devon Energy Corp	Energy	7,181	116,620	1.03
Marathon Oil Corp	Energy	13,323	110,313	0.97
NVIDIA Corp	Technology	317	85,509	0.75
Laboratory Corp of America Holdings	Consumer, Non-cyclical	426	74,817	0.66
AutoZone Inc	Consumer, Cyclical	72	74,749	0.66
Micron Technology Inc	Technology	1,414	74,322	0.65
Anthem Inc	Consumer, Non-cyclical	285	73,381	0.65
Humana Inc	Consumer, Non-cyclical	228	72,986	0.64
Caterpillar Inc	Industrial	586	72,807	0.64
Facebook Inc	Communications	372	71,682	0.63
Parker-Hannifin Corp	Industrial	386	71,217	0.63
Qorvo Inc	Technology	707	71,112	0.63
Target Corp	Consumer, Cyclical	680	70,016	0.62

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At February 29, 2020, the Portfolio had the following purchased and written options:

OVER-THE-COUNTER OPTIONS ON EQUITIES

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
JTOP Index	Citibank NA	51,454.249	04/17/2020	13,136	$13,136	$13,373	$850,503	$(837,130)
XLE Index	MS & Co. Int. PLC	54.990	04/17/2020	2,124,105	2,124,105	328,295	2,655,131	(2,326,836)

				2,137,241	$2,137,241	$341,668	$3,505,634	$(3,163,966)
Puts
STOX Index	Citibank NA	3,577.680	04/15/2020	57,514	57,514	18,814,188	6,786,190	12,027,998
JTOP Index	JPMorgan Securities, Inc.	47,782.538	04/17/2020	13,136	13,136	2,123,222	179,663	1,943,559

				70,650	$70,650	$20,937,410	$6,965,853	$13,971,557

Total purchased option contracts				2,207,891	$2,207,891	$21,279,078	$10,471,487	$10,807,591

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Schedule of Investments (continued)

February 29, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER OPTIONS ON EQUITIES (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Written option contracts
Puts
XLE Index	MS & Co. Int. PLC	48.050	04/17/2020	(2,124,105)	(2,124,105)	(9,790,563)	(1,350,931)	(8,439,632)
SPX Index	MS & Co. Int. PLC	2,726.260	05/29/2020	(152,168)	(152,168)	(15,612,619)	(15,612,619)	—
JTOP Index	Citibank NA	47,782.538	04/17/2020	(13,136)	(13,136)	(2,123,221)	(581,923)	(1,541,298)
STOX Index	Citibank NA	3,363.019	04/15/2020	(57,514)	(57,514)	(11,432,844)	(3,090,741)	(8,342,103)

Total written option contracts				(2,346,923)	$(2,346,923)	$(38,959,247)	$(20,636,214)	$(18,323,033)

TOTAL				(139,032)	$(139,032)	$(17,680,169)	$(10,164,727)	$(7,515,442)

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)
Purchased option contracts
Calls
Put MXN/Call USD	MS & Co. Int. PLC	$18.981	05/15/2020	113,130,000	$113,130,000	$5,817,258	$1,317,399	$4,499,859
Puts
Put EUR/Call USD	MS & Co. Int. PLC	1.100	04/17/2020	102,622,000	102,622,000	793,253	438,200	355,053
Put EUR/Call USD	BofA Securities LLC	1.067	05/11/2020	103,870,000	103,870,000	195,966	11,338	184,628
Put MXN/Call USD	Barclays Bank PLC	18.422	05/15/2020	113,130,000	113,130,000	171,619	288,482	(116,863)

				319,622,000	$319,622,000	$1,160,838	$738,020	$422,818

Total purchased option contracts				432,752,000	$432,752,000	$6,978,096	$2,055,419	$4,922,677
Written option contracts
Calls
Put EUR/Call USD	BofA Securities LLC	1.132	05/11/2020	(103,870,000)	(103,870,000)	(579,070)	—	(579,070)
Put MXN/Call USD	MS & Co. Int. PLC	19.725	05/15/2020	(113,130,000)	(113,130,000)	(3,102,477)	(388,941)	(2,713,536)
Put EUR/Call USD	MS & Co. Int. PLC	1.133	04/17/2020	(102,622,000)	(102,622,000)	(378,274)	(438,199)	59,925

				(319,622,000)	$(319,622,000)	$(4,059,821)	$(827,140)	$(3,232,681)
Puts
Put USD/Call MXN	Barclays Bank PLC	18.422	05/15/2020	(113,130,000)	(113,130,000)	(171,618)	(546,645)	375,027

Total written option contracts				(432,752,000)	$(432,752,000)	$(4,231,439)	$(1,373,785)	$(2,857,654)

Abbreviations:
BofA Securities LLC	—Bank of America Securities LLC
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	—Mexico Interbank TIIE 28 Days

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Statement of Assets and Liabilities(a)

February 29, 2020 (Unaudited)

Assets:
Investments of unaffiliated issuers, at value (cost $2,501,320,099)	$2,476,041,393
Investments of affiliated issuers, at value (cost $967,592,041)	946,384,132
Investments in securities lending reinvestment vehicle — affiliated issuer, at value (cost $14,809,200)	14,809,200
Purchased options (premium paid $12,526,906)	28,257,174
Cash	62,686,118
Foreign currencies, at value (cost $5,697,017)	7,406,568
Unrealized gain on swap contracts	46,985,124
Unrealized gain on forward foreign currency exchange contracts	6,866,112
Receivables:
Collateral on certain derivative contracts(b)	118,545,031
Investments sold	15,612,619
Portfolio shares sold	13,092,679
Dividends and interest	4,488,796
Due from broker—initial margin	4,400,000
Securities lending income	5,196
Reimbursement from investment adviser	4,756
Other assets	38,644
Total assets	3,745,623,542

Liabilities:
Unrealized loss on swap contracts	31,107,486
Unrealized loss on forward foreign currency exchange contracts	11,176,136
Variation margin on futures contracts	14,298
Variation margin on swaps contracts	19,789
Written option contracts, at value (premium received $22,009,999)	43,190,686
Payables:
Collateral on certain derivative contracts(c)	51,521,919
Investments purchased on an extended — settlement basis	23,705,573
Investments purchased	16,054,896
Portfolio shares redeemed	15,498,494
Payable upon return of securities loaned	14,809,200
Management fees	1,929,880
Transfer Agency fees	85,849
Accrued expenses and other liabilities	555,099
Total liabilities	209,669,305

Net Assets:
Paid-in capital	3,834,332,616
Total distributable earnings (loss)	(298,378,379)
NET ASSETS	$3,535,954,237
Net Assets:
Institutional	7,996,910
Class P	2,752,307,009
Class R6	775,650,318
Total Net Assets	$3,535,954,237
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional	822,317
Class P	291,519,624
Class R6	82,152,285
Net asset value, offering and redemption price per share:
Institutional	$9.72
Class P	9.44
Class R6	9.44

(a)	Consolidated Statement of Assets and Liabilities for the Portfolio is consolidated and includes the balances of a wholly owned subsidiary, Cayman Commodity — TTIF, Ltd. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Includes amounts segregated for initial margin requirements and/or collateral on futures, swaps and forward foreign currency exchange contract transactions of $41,625,614, $56,089,417 and $20,830,000, respectively.
(c)	Includes amount segregated for initial margin requirements and/or collateral on futures and swaps of $38 and $51,521,881, respectively.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Statement of Operations(a)

For the six months ended February 29, 2020 (Unaudited)

Investment income:
Interest — unaffiliated issuers	$25,672,186
Dividends — affiliated issuers	11,002,335
Dividends — unaffiliated issuers (net of foreign withholding taxes of $124)	3,515,843
Securities lending income — unaffiliated issuer	108,475
Total investment income	40,298,839

Expenses:
Management fees	14,297,679
Transfer Agency fees(b)	564,970
Custody, accounting and administrative services	192,692
Professional fees	76,540
Registration fees	39,424
Printing and mailing costs	30,329
Prime Broker Fees	11,801
Trustee fees	9,926
Shareholder meeting expense	8,236
Other	25,170
Total expenses	15,256,767
Less — expense reductions	(1,738,265)
Net expenses	13,518,502
NET INVESTMENT INCOME	26,780,337

Realized and unrealized gain (loss):
Net realized gain (loss) from:
Investments — unaffiliated issuers	(2,766,091)
Investments — affiliated issuers	(70,941)
Purchased options	988,338
Futures contracts	(8,425,017)
Written options	2,861,772
Swap contracts	(40,917,583)
Forward foreign currency exchange contracts	(20,601,302)
Foreign currency transactions	(69,573)
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	(26,740,309)
Investments — affiliated issuers	(17,747,407)
Purchased options	18,293,983
Futures contracts	1,859,279
Written options	(21,180,687)
Swap contracts	27,330,544
Forward foreign currency exchange contracts	20,739,009
Foreign currency translation	1,361,346
Net realized and unrealized loss	(65,084,639)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(38,304,302)

(a)	Statement of Operations for the Portfolio is consolidated and includes the balances of a wholly owned subsidiary, Cayman Commodity — TTIF Ltd. Accordingly, all interfund balances and transactions have been eliminated.
(b)	Class specific Transfer Agency fees were as follows:

Transfer Agency Fees
Institutional	Class P	Class R6
$3,078	$449,316	$112,576

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Consolidated Statements of Changes in Net Assets(a)

	For the Six Months Ended February 29, 2020 (Unaudited)	For the Fiscal Year Ended August 31, 2019
From operations:

Net investment income	$26,780,337	$83,805,921

Net realized gain (loss)	(69,000,397)	38,037,225

Net change in unrealized gain (loss)	3,915,758	(117,477,425)

Net increase (decrease) in net assets resulting from operations	(38,304,302)	4,365,721

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(88,497)	—

Class P Shares	(33,423,852)	(88,570,565)

Class R6 Shares	(8,832,644)	(9,121,338)

Total distributions to shareholders	(42,344,993)	(97,691,903)

From share transactions:

Proceeds from sales of shares	291,447,661	1,046,933,235

Reinvestment of distributions	42,344,993	97,691,903

Cost of shares redeemed	(648,351,330)	(1,532,335,416)

Net decrease in net assets resulting from share transactions	(314,558,676)	(387,710,278)

TOTAL DECREASE	(395,207,971)	(481,036,460)

Net assets:

Beginning of period	3,931,162,208	4,412,198,668

End of period	$3,535,954,237	$3,931,162,208

(a)	Statement of Changes in Net Assets for the Portfolio is consolidated and includes the balances of a wholly owned subsidiary, Cayman Commodity — TTIF, Ltd. Accordingly, all interfund balances and transactions have been eliminated.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tactical Tilt Overlay Fund
	Institutional Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,		Period November 1, 2016 – August 31, 2017*		Year Ended October 31,
I			2019	2018			2016	2015
Per Share Data

Net asset value, beginning of period	$9.94		$9.87	$9.73	$9.83		$10.40	$9.87

Net investment income(a)	0.07		0.22	0.12	0.09		0.11	0.18

Net realized and unrealized gain (loss)	(0.18)		(0.15)	0.11	(0.01)		(0.22)	0.46

Total from investment operations	(0.11)		0.07	0.23	0.08		(0.11)	0.64

Distributions to shareholders from net investment income	(0.11)		—	(0.09)	(0.18)		(0.46)	(0.11)

Net asset value, end of period	$9.72		$9.94	$9.87	$9.73		$9.83	$10.40

Total return(b)	(1.05)%		0.71%	2.39%	0.82%		(0.96)%	6.57%

Net assets, end of period (in 000s)	$7,997		$25,673	$23,583	$5,242,928		$5,214,846	$4,664,660

Ratio of net expenses to average net assets(c)	0.73	%(d)	0.74%	0.69%	0.62	%(d)	0.59%	0.52%

Ratio of total expenses to average net assets(c)	0.78	%(d)	0.79%	0.76%	0.75	%(d)	0.77%	0.79%

Ratio of net investment income to average net assets	1.44	%(d)	2.17%	1.20%	1.10	%(d)	1.15%	1.77%

Portfolio turnover rate(e)	11%		46%	41%	28%		48%	81%

*	The Portfolio changed its fiscal year end from October 31 to August 31.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Annualized.
(e)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tactical Tilt Overlay Fund
	Class P Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$9.66		$9.87	$9.76

Net investment income(b)	0.07		0.20	0.14

Net realized and unrealized loss	(0.18)		(0.15)	(0.03)

Total from investment operations	(0.11)		0.05	0.11

Distributions to shareholders from net investment income	(0.11)		(0.26)	—

Net asset value, end of period	$9.44		$9.66	$9.87

Total return(c)	(1.02)%		0.59%	1.13%

Net assets, end of period (in 000s)	$2,752,307		$3,190,855	$4,045,246

Ratio of net expenses to average net assets(d)	0.72	%(e)	0.72%	0.71	%(e)

Ratio of total expenses to average net assets(d)	0.77	%(e)	0.78%	0.77	%(e)

Ratio of net investment income to average net assets	1.42	%(e)	2.07%	3.80	%(e)

Portfolio turnover rate(f)	11%		46%	41%

(a)	Commenced operations on April 17, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholder relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Tactical Tilt Overlay Fund
	Class R6 Shares
	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31, 2019	Period Ended August 31, 2018(a)
Per Share Data

Net asset value, beginning of period	$9.67		$9.87	$9.81

Net investment income(b)	0.07		0.26	0.11

Net realized and unrealized loss	(0.19)		(0.20)	(0.05)

Total from investment operations	(0.12)		0.06	0.06

Distributions to shareholders from net investment income	(0.11)		(0.26)	—

Net asset value, end of period	$9.44		$9.67	$9.87

Total return(c)	(1.01)%		0.58%	0.61%

Net assets, end of period (in 000s)	$775,650		$714,633	$343,370

Ratio of net expenses to average net assets(d)	0.72	%(e)	0.73%	0.69	%(e)

Ratio of total expenses to average net assets(d)	0.77	%(e)	0.78%	0.76	%(e)

Ratio of net investment income to average net assets	1.43	%(e)	2.65%	1.77	%(e)

Portfolio turnover rate(f)	11%		46%	41%

(a)	Commenced operations on December 29, 2017.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
(f)	The Portfolio’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Portfolio’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Notes to Financial Statements

February 29, 2020 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Goldman Sachs Tactical Tilt Overlay Fund (the “Portfolio”) is a diversified portfolio and currently offers three classes of shares — Institutional, Class P and Class R6 Shares. Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Portfolio pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Portfolio is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Basis of Consolidation for Goldman Sachs Tactical Tilt Overlay Fund — The Cayman Commodity — TTIF, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 31, 2014 and is currently a wholly-owned subsidiary of the Portfolio. The Subsidiary acts as an investment vehicle for the Portfolio to enable the Portfolio to gain exposure to certain types of commodity-linked derivative instruments. The Portfolio is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of July 31, 2014, and it is intended that the Portfolio will remain the sole shareholder and will continue to control the Subsidiary. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of February 29, 2020, the Portfolio’s net assets were $3,535,954,237, of which, $376,912,377 or 11%, represented the Subsidiary’s net assets.

B.  Investment Valuation — The Portfolio’s valuation policy is to value investments at fair value.

C.  Investment Income and Investments —Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Portfolio may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments

Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. The Portfolio records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Consolidated Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income.

D.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Portfolio are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Portfolio are charged to the Portfolio, while such expenses incurred by the Trust are allocated across the

19

GOLDMAN SACHS TACTICAL TILT OVERLAY FUND

Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class-specific expenses, where applicable, are borne by the respective share classes and include Transfer Agency fees.

E.  Federal Taxes and Distributions to Shareholders — It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Portfolio is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Portfolio’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Portfolio’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F.  Foreign Currency Translation — The accounting records and reporting currency of the Portfolio are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolio’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolio’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolio invests in Underlying Funds that fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio and cash collateral received, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Portfolio, if any, is noted in the Consolidated Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and

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Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts or credit default swap contracts.

Upon the purchase of a call option or a put option by the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which the Portfolio and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Portfolio and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Portfolio is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. The Portfolio’s investment in credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If the Portfolio buys protection

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, the Portfolio, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. The Portfolio may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, the Portfolio generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Portfolio sells protection through a credit default swap, the Portfolio could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, the Portfolio, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Portfolio may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Portfolio is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Portfolio bought credit protection.

A total return swap is an agreement that gives the Portfolio the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Portfolio may also be required to pay the dollar value of that decline to the counterparty.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

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Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Portfolio’s investments and derivatives classified in the fair value hierarchy as of February 29, 2020:

Investment Type	Level 1	Level 2	Level 3

Assets

Exchange Traded Fund	$93,215,038	$—	$—

Investment Companies	946,384,132	—	—

Short-term Investments	—	2,382,826,355	—

Securities Lending Reinvestment Vehicle	14,809,200	—	—

Total	$1,054,408,370	$2,382,826,355	$—

Derivative Type

Assets

Forward Foreign Currency Exchange Contracts(a)	$—	$6,866,112	$—

Futures Contracts(a)	25,505,790	—	—

Interest Rate Swap Contracts(a)	—	368,939	—

Credit Default Swap Contracts(a)	—	6,150,957	—

Total Return Swap Contracts(a)	—	46,985,124	—

Purchased Options	—	28,257,174	—

Total	$25,505,790	$88,628,306	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(11,176,136)	$—

Futures Contracts(a)	(37,114,383)	—	—

Interest Rate Swap Contracts(a)	—	(610,221)	—

Credit Default Swap Contracts(a)	—	(3,035,320)	—

Total Return Swap Contracts(a)	—	(31,107,486)	—

Written option contracts	—	(43,190,686)	—

Total	$(37,114,383)	$(89,119,849)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

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4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of February 29, 2020. These instruments were used as part of the Portfolio’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Portfolio’s net exposure.

Risk	Consolidated Statement of Assets and Liabilities	Assets		Consolidated Statement of Assets and Liabilities	Liabilities
Interest rate	Variation margin on futures contracts; Variation margin on swap contracts	$13,106,140	(a)	Variation margin on futures contracts; Variation margin on swap contracts	$(2,268,536)	(a)
Credit	Variation margin on swap contracts	6,150,957	(a)	Variation margin on swap contracts	(3,035,320)	(a)
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts; Purchased options, at value	13,844,209		Payable for unrealized loss on forward foreign currency exchange contracts; Written options, at value	(15,407,575)
Equity	Variation margin on futures contracts; Receivable for unrealized gain on swap contracts; Purchased options, at value	81,032,791	(a)	Variation margin on futures contracts; Payable for unrealized loss on swap contracts; Written options, at value	(105,522,801)	(a)
Total		$114,134,097			$(126,234,232)

(a)	Includes unrealized gain (loss) on futures contracts and centrally cleared swaps described in the Additional Investment Information section of the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The following tables set forth, by certain risk types, the Portfolio’s gains (losses) related to these derivatives and their indicative volumes for the six months ended February 29, 2020. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Consolidated Statement of Operations:

Risk	Consolidated Statement of Operations	Net Realized (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Interest rate	Net realized gain (loss) from futures contracts and swap contracts /Net change in unrealized gain (loss) on futures contracts and swap contracts	$(4,507,569)	$9,463,554	11,523
Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	(36,197)	3,115,637	1
Commodity	Net realized gain (loss) from futures contracts /Net change in unrealized gain (loss) on futures contracts	(20,571,569)	2,879,027	2,462
Currency	Net realized gain (loss) from forward foreign currency exchange contracts, purchased options and written options/Net change in unrealized gain (loss) on forward foreign currency exchange contracts, purchased options and written options	(20,601,302)	22,804,032	15
Equity	Net realized gain (loss) from futures contracts, purchased options, swap contracts and written options/Net change in unrealized gain (loss) on swap contracts, futures contracts, purchased options and written options	(20,377,155)	8,779,878	11,003
Total		$(66,093,792)	$47,042,128	25,004

(a)	Average number of contracts is based on the average of month end balances for the six months period ending February 29, 2020.

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Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

In order to better define its contractual rights and to secure rights that will help the Portfolio mitigate its counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty. Additionally, the Portfolio may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolio attempts to mitigate counterparty risk by only entering into agreements with counterparties that the Investment Adviser believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

The following tables set forth the Portfolio’s net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of February 29, 2020:

	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Asset (Liabilities)	Collateral (Received) Pledged(1)	Net Amount(2)
Counterparty	Options Purchased	Swaps	Forward Currency Contracts	Total	Options Written	Swaps	Forward Currency Contracts	Total
BOA Securities LLC	$195,966	$—	$—	$195,966	$(579,070)	$—	$—	$(579,070)	$(383,104)	$—	$(383,104)
Barclays Bank PLC	171,619	5,555,790	—	5,727,409	(171,618)	(7,990,169)	—	(8,161,787)	(2,434,378)	—	(2,434,378)
Citi Bank NA	18,827,561		—	18,827,561	(13,556,065)	—	—	(13,556,065)	5,271,496	(5,271,496)	—
JPMorgan Securities, Inc.	2,123,222	41,429,334	—	43,552,556		—	—	—	43,552,556	(36,200,000)	7,352,556
MS & Co. Int. PLC	6,938,806	—	6,866,112	13,804,918	(28,883,933)	(23,117,317)	(11,176,136)	(63,177,386)	(49,372,468)	49,372,468	—

Total	$28,257,174	$46,985,124	$6,866,112	$82,108,410	$(43,190,686)	$(31,107,486)	$(11,176,136)	$(85,474,308)	$(3,365,898)	$7,900,972	$4,535,074

(1)	Gross amounts available for offset but not netted in the Consolidated Statement of Assets and Liabilities.
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement. Net amount excludes any over-collateralized amounts.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Portfolio, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolio’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Portfolio’s average daily net assets.

For the six months ended February 29, 2020, contractual and effective net management fees with GSAM were at the following rates:

Contractual Management Rate
First $2 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Management Fee Rate	Effective Net Management Fee Rate*^(a)
0.75%	0.68%	0.64%	0.62%	0.72%	0.66%

*	GSAM has agreed to waive a portion of its management fee payable by the Portfolio in an amount equal to any management fee it earns as an investment adviser to any of the affiliated funds in which the Portfolio invests through at least December 27, 2020. Prior to such date GSAM may not terminate the arrangement without the approval of the Trustees.
^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
(a)	Reflects combined management fees paid to GSAM under the Agreement and the Subsidiary Agreement as defined below after waivers.

The Portfolio invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), and Class R6 Shares of the Goldman Sachs MLP Energy Infrastructure Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Portfolio in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Portfolio invests, except those management fees it earns from the Portfolio’s investment of cash collateral received in connection with securities lending transactions in the Government Money Market Fund. For the six months ended February 29, 2020, GSAM waived $841,363 of the Portfolio’s management fee.

GSAM also provides management services to the Subsidiary pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of the Subsidiary’s average daily net assets. In consideration of the Subsidiary’s management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of the Portfolio’s management fee in an amount equal to the management fee accrued and paid to GSAM by the Subsidiary under the Subsidiary Agreement. For the six months ended February 29, 2020, GSAM waived $859,870 of the Portfolio’s management fee.

B.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolio for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates of 0.04% of the average daily net assets of Institutional Shares and 0.03% of the average daily net assets of Class P Shares and Class R6 Shares.

C.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Portfolio (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Portfolio. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Portfolio is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the Portfolio is 0.164%. This Other Expense limitation will remain in place through at least December 27, 2020 and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Portfolio has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Portfolio’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under the Portfolio’s Transfer Agency Agreement, and this waiver is in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

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Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended February 29, 2020, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions
$1,701,233	$37,032	$1,738,265

D.  Line of Credit Facility — As of February 29, 2020, the Portfolio participated in a $580,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolio based on the amount of the commitment that has not been utilized. For the six months ended February 29, 2020, the Portfolio did not have any borrowings under the facility.

E.  Other Transactions with Affiliates — For the six months ended February 29, 2020, Goldman Sachs earned $196,932, in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Portfolio.

The table below shows the transactions in and earnings from investments in the Underlying Funds For the six months ended February 29, 2020:

Affiliated Investment Companies	Beginning Value as of August 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales of Affiliated Investment Companies	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of February 29, 2020	Shares as of February 29, 2020	Dividend Income from Affiliated Investment Companies
Goldman Sachs Financial Square Government Fund — Institutional Shares	$1,258,123,123	$966,900,947	$(1,348,272,690)	$—	$—	$876,751,380	876,751,380	$8,889,380
Goldman Sachs MLP Energy Infrastructure Fund — Class R6 Shares	55,838,146	31,542,013	—	(70,941)	(17,747,407)	69,632,752	14,974,785	2,112,955

Total	$1,313,961,269	$998,442,960	$(1,348,272,690)	$(70,941)	$(17,747,407)	$946,384,132	891,726,165	$11,002,335

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended February 29, 2020, were as follows:

Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
$ —	$62,549,280	$—	$20,465,533

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7. SECURITIES LENDING

The Portfolio may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Portfolio’s securities lending procedures, the Portfolio receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Portfolio, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Portfolio on the next business day. As with other extensions of credit, the Portfolio may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Portfolio or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Consolidated Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Portfolio invests the cash collateral received in connection with securities lending transactions in the Government Money Market Fund, an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Portfolio whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Portfolio by paying the Portfolio an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Portfolio’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Portfolio’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Portfolio’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of February 29, 2020, which are disclosed as “Payable upon return of securities loaned” on the Consolidated Statement of Assets and Liabilities, where applicable.

Both the Portfolio and BNYM received compensation relating to the lending of the Portfolio’s securities. The amounts earned, if any, by the Portfolio for the six months ended February 29, 2020, are reported under Investment Income on the Consolidated Statement of Operations.

The following table provides information about the Portfolio’s investment in the Government Money Market Fund for the six months ended February 29, 2020.

Beginning Value as of August 31, 2019	Purchases at Cost	Proceeds from Sales	Ending Value as of February 29, 2020
$55,429,365	$455,479,102	$(496,099,267)	$14,809,200

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Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

8. TAX INFORMATION

As of the Portfolio’s most recent fiscal year end, August 31, 2019, the Portfolio’s capital loss carryforwards and certain timing differences on a tax basis were as follows:

Capital loss carryforwards:
Perpetual Short-Term	$(209,487,226)
Perpetual Long-Term	(667,831)
Total capital loss carryforwards	$(210,155,057)
Timing differences (Qualified Late Year Loss Deferral/Post October Loss Deferral)	$(32,229,944)

As of February 29, 2020, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$3,461,302,702
Gross unrealized gain	33,384,875
Gross unrealized loss	(57,452,852)
Net unrealized gains (loss) on investments	(24,067,977)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures, net mark to market gains/(losses) on foreign currency contracts, and differences in the tax treatment of underlying fund investments, and swap transactions.

GSAM has reviewed the Portfolio’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolio’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Portfolio’s risks include, but are not limited to, the following:

Derivatives Risk — The Portfolio’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolio. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Portfolio, depending on the interest rate environment or other circumstances.

Certain floating and variable rate obligations have an interest rate floor feature, which prevents the interest rate payable by the security from dropping below a specified level as compared to a reference interest rate (the “reference rate”), such as LIBOR. In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Portfolio investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Portfolio’s investments resulting from a substitute reference rate may also adversely affect the Portfolio’s performance and/or NAV.

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9. OTHER RISKS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Portfolio also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If the Portfolio invests in foreign securities, the Portfolio may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Portfolio’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Portfolio’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If the Portfolio focuses its investments in securities of issuers located in a particular country or geographic region, the Portfolio may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Portfolio will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Portfolio’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, the Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Investments in the Underlying Funds Risk — The investments of the Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. The Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

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Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

9. OTHER RISKS (continued)

Large Shareholder Transactions Risk — The Portfolio may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Portfolio in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Portfolio to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Portfolio or Underlying Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Portfolio or Underlying Funds will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio or Underlying Funds may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Portfolio or Underlying Funds are forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s or Underlying Funds’ NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Portfolio’s or Underlying Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Portfolio’s or Underlying Funds’ liquidity.

Market and Credit Risks — In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Portfolio and its investments. Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.

Sector Risk — To the extent the Portfolio focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Portfolio may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Credit/Default Risk — An issuer or guarantor of a security held by the Portfolio, or a bank or other financial institution that has entered into a repurchase agreement with the Portfolio, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant deterioration in NAV.

Tax Risk — The Portfolio will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and/or commodity index-linked structured notes, as applicable. Historically, the Internal Revenue Service (“IRS”) issued private letter rulings (“PLRs”) in which the IRS specifically concluded that income and gains from investments in commodity index-linked structured notes (the “Notes Rulings”) or a wholly-owned foreign subsidiary that invests in commodity-linked instruments

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9. OTHER RISKS (continued)

are “qualifying income” for purposes of compliance with Subchapter M of the Code. However, the Portfolio has not received a PLR, and is not able to rely on PLRs issued to other taxpayers. The IRS recently issued final regulations that, would generally treat the Portfolio’s income inclusion with respect to a subsidiary as qualifying income either if (A) there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion or (B) such inclusion is derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

The IRS also issued a revenue procedure, which states that the IRS will not in the future issue PLRs that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Investment Company Act of 1940. In connection with issuing such revenue procedure, the IRS has revoked the Notes Ruling on a prospective basis. In light of the revocation of the Notes Rulings, the Portfolio has limited its investments in commodity index-linked structured notes. The Portfolio has obtained an opinion of counsel that the Portfolio’s income from investments in the Subsidiary should constitute “qualifying income.” However, no assurances can be provided that the IRS would not be able to successfully assert that the Portfolio’s income from such investments was not “qualifying income,” in which case the Portfolio would fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income were derived from these investments. If the Portfolio failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates. This would significantly adversely affect the returns to, and could cause substantial losses for, Portfolio shareholders.

Short Position Risk —The Portfolio may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Portfolio may purchase for investment. Taking short positions involves leverage of the Portfolio’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which the Portfolio has taken a short position increases, then the Portfolio will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that the Portfolio uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Portfolio to the markets and therefore could magnify changes to the Portfolio’s NAV.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Consolidated Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Notes to Financial Statements (continued)

February 29, 2020 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	For the Six Months Ended February 29, 2020 (Unaudited)		For the Fiscal Year Ended August 31, 2019
	Shares	Dollars	Shares	Dollars

Institutional Shares
Shares sold	28,950	$290,000	2,069,654	$20,766,813
Reinvestment of distributions	8,903	88,497	—	—
Shares redeemed	(1,797,861)	(17,978,395)	(1,875,747)	(18,886,068)
	(1,760,008)	(17,599,898)	193,907	1,880,745
Class P Shares
Shares sold	20,803,047	201,045,332	59,356,126	577,750,645
Reinvestment of distributions	3,463,612	33,423,852	9,554,538	88,570,565
Shares redeemed	(62,931,185)	(610,717,861)	(148,757,427)	(1,440,913,518)
	(38,664,526)	(376,248,677)	(79,846,763)	(774,592,308)
Class R6 Shares
Shares sold	9,321,284	90,112,329	45,782,474	448,415,777
Reinvestment of distributions	915,300	8,832,644	983,963	9,121,338
Shares redeemed	(2,023,273)	(19,655,074)	(7,630,842)	(72,535,830)
	8,213,311	79,289,899	39,135,595	385,001,285

NET DECREASE	(32,211,223)	$(314,558,676)	(40,517,261)	$(387,710,278)

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Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting (the “Meeting”) of the Goldman Sachs Trust (“GST”) was held on January 23, 2020 to consider and act upon the proposals below. The Portfolio will amortize its respective share of the proxy, shareholder meeting and other related costs and GSAM has agreed to reimburse the Portfolio to the extent such expenses exceed a specified percentage of the Portfolio’s net assets.

At the Meeting, Dwight L. Bush, Kathryn A. Cassidy, Joaquin Delgado and Gregory G. Weaver were elected to the Trust’s Board of Trustees. In electing trustees, the Trust’s shareholders voted as follows:

Proposal 1. Election of Trustees	For	Against	Withheld	Broker Non-Votes

Dwight L. Bush	94,278,961,728.065	0	349,026,343.365	0

Kathryn A. Cassidy	94,310,850,789.164	0	317,137,282.266	0

Joaquin Delgado	94,282,646,444.727	0	345,341,626.703	0

Gregory G. Weaver	94,306,589,873.348	0	321,398,198.082	0

At the Meeting, the shareholders of the Goldman Sachs Large Cap Growth Insights Fund approved a change to the Fund’s sub-classification under the Act from “diversified” to “non-diversified”. The Trust’s shareholders voted as follows:

Proposal 2.

To approve a change to the Fund’s sub-classification under
the Investment Company Act of 1940 from “diversified” to
“non-diversified” and to eliminate a related fundamental
investment restriction.

	For	Against	Abstained	Broker Non-Votes

Large Cap Growth Insights Fund	23,785,792.632	250,521.921	196,802.993	9,592,467.322

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Liquidity Risk Management Program

The Portfolio has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage the Portfolio’s liquidity risk, i.e., the risk that the Portfolio is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Portfolio. The Board of Trustees of the Trust has designated GSAM, the Portfolio’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Portfolio’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Portfolio’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Portfolio that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Portfolio’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 11-12, 2020, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). Among other things, the annual report discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; and (2) an assessment of the methodologies used to classify investments into one of four liquidity categories. The report concluded that the Program was reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Portfolio’s prospectus for more information regarding the Portfolio’s exposure to liquidity risk and other risks to which it may be subject.

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Portfolio Expenses — Six Month Period Ended February 29, 2020 (Unaudited)

As a shareholder of Institutional, Class P and Class R6 Shares of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Institutional, Class P and Class R6 Shares of the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2019 through February 29, 2020, which represents a period of 182 days in a 366-day year.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher:

Share Class	Beginning Account Value 9/1/19	Ending Account Value 2/29/20		Expenses Paid for the 6 months ended 2/29/20*
Institutional
Actual	$1,000.00	$989.50		$3.61
Hypothetical 5% return	1,000.00	1,021.23	+	3.67
Class P
Actual	1,000.00	989.80		3.56
Hypothetical 5% return	1,000.00	1,021.28	+	3.62
Class R6
Actual	1,000.00	989.90		3.56
Hypothetical 5% return	1,000.00	1,021.28	+	3.62

*	Hypothetical expenses are based on the Portfolio’s actual annualized net expense ratios (excluding proxy fee which is not annualized) and an assumed rate of return of 5% per year before expenses.
+	Expenses are calculated using the Portfolio’s annualized net expense ratio (excluding proxy fee which is not annualized) for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 29, 2020. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows: 0.73% for Institutional Shares, 0.72% for Class P Shares and 0.72% for Class R6 Shares.

37

FUND PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Consumer and Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $1.69 trillion in assets under supervision as of December 31, 2019, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	Blue Chip Fund
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund[4]
∎	Emerging Markets Equity Fund
∎	Imprint Emerging Markets Opportunities Fund[5]
∎	ESG Emerging Markets Equity Fund

Select Satellite

∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	MLP & Energy Fund
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager U.S. Dynamic Equity Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Target Date Retirement Portfolio[6]
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business of November 20, 2019, the Goldman Sachs Asia Equity Fund was renamed to the Goldman Sachs China Equity Fund.
[5]Effective	after the close of bsiness on August 30, 2019, the Goldman Sachs N-11 Equity Fund was renamed the Goldman Sachs Imprint Emerging Markets Opportunities Fund.
[6]Effective	December 27, 2019, the Goldman Sachs Target Date 2020 Portfolio was renamed to the Goldman Sachs Target Date Retirement Portfolio.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES	OFFICERS
Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Portfolio included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolio in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolio, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolio. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities and information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30, are available (I) without charge, upon request by calling 1-800-526-7384; and (II) on the Securities and Exchange Commission (“SEC’’) web site at http://www.sec.gov.

The Portfolio will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-621-2550 (for Institutional Shareholders).

Portfolio holdings and allocations shown are as of February 29, 2020 and may not be representative of future investments. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect a series of assumptions and judgments as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider the Portfolio’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about the Portfolio and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling 1-800-621-2550.

© 2020 Goldman Sachs. All rights reserved. 200070-OTU-1180677 TACTSAR-20

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Gregory G. Weaver is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is filed herewith.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)	Not applicable to open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	May 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	May 5, 2020

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	May 5, 2020